AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON AUGUST 27, 2018

No. 333-102228

No. 811-21265

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 270	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 272	☒

(Check appropriate box or boxes)

INVESCO EXCHANGE-TRADED FUND TRUST

(Exact Name of Registrant as Specified in Charter)

3500 Lacey Road, Suite 700

Downers Grove, IL 60515

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code: (800) 983-0903

With a copy to:

Anna Paglia, Esq. 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Alan P. Goldberg, Esq. Stradley Ronon Stevens & Young, LLP 191 North Wacker Drive, Suite 1601
(Name and Address of Agent for Service)	Chicago, Illinois 60606

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b) of Rule 485.

☒	on August 28, 2018 pursuant to paragraph (b) of Rule 485.

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485.

☐	On [date] pursuant to paragraph (a)(1) of Rule 485.

☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485.

☐	on [date] pursuant to paragraph (a)(2) of Rule 485.

Prospectus	August 28, 2018
Invesco Exchange-Traded Fund Trust

PPA	Invesco Aerospace & Defense ETF	NYSE Arca, Inc.
PKW	Invesco BuyBack AchieversTM ETF	The Nasdaq Stock Market
PZD	Invesco CleantechTM ETF	NYSE Arca, Inc.
PFM	Invesco Dividend AchieversTM ETF	The Nasdaq Stock Market
DJD	Invesco Dow Jones Industrial Average Dividend ETF	NYSE Arca, Inc.
PYZ	Invesco DWA Basic Materials Momentum ETF	The Nasdaq Stock Market
PEZ	Invesco DWA Consumer Cyclicals Momentum ETF	The Nasdaq Stock Market
PSL	Invesco DWA Consumer Staples Momentum ETF	The Nasdaq Stock Market
PXI	Invesco DWA Energy Momentum ETF	The Nasdaq Stock Market
PFI	Invesco DWA Financial Momentum ETF	The Nasdaq Stock Market
PTH	Invesco DWA Healthcare Momentum ETF	The Nasdaq Stock Market
PRN	Invesco DWA Industrials Momentum ETF	The Nasdaq Stock Market
PDP	Invesco DWA Momentum ETF	The Nasdaq Stock Market
DWAQ	Invesco DWA NASDAQ Momentum ETF	The Nasdaq Stock Market
PTF	Invesco DWA Technology Momentum ETF	The Nasdaq Stock Market
PUI	Invesco DWA Utilities Momentum ETF	The Nasdaq Stock Market
PBE	Invesco Dynamic Biotechnology & Genome ETF	NYSE Arca, Inc.
PKB	Invesco Dynamic Building & Construction ETF	NYSE Arca, Inc.
PXE	Invesco Dynamic Energy Exploration & Production ETF	NYSE Arca, Inc.
PBJ	Invesco Dynamic Food & Beverage ETF	NYSE Arca, Inc.
PWB	Invesco Dynamic Large Cap Growth ETF	NYSE Arca, Inc.
PWV	Invesco Dynamic Large Cap Value ETF	NYSE Arca, Inc.
PEJ	Invesco Dynamic Leisure and Entertainment ETF	NYSE Arca, Inc.
PWC	Invesco Dynamic Market ETF	NYSE Arca, Inc.
PBS	Invesco Dynamic Media ETF	NYSE Arca, Inc.
PXQ	Invesco Dynamic Networking ETF	NYSE Arca, Inc.
PXJ	Invesco Dynamic Oil & Gas Services ETF	NYSE Arca, Inc.
PJP	Invesco Dynamic Pharmaceuticals ETF	NYSE Arca, Inc.
PMR	Invesco Dynamic Retail ETF	NYSE Arca, Inc.

(continued on inside front cover)

The U.S. Securities and Exchange Commission (“SEC”) and the Commodity Futures Trading Commission (“CFTC”) have not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Invesco Exchange-Traded Fund Trust (continued)

PSI	Invesco Dynamic Semiconductors ETF	NYSE Arca, Inc.
PSJ	Invesco Dynamic Software ETF	NYSE Arca, Inc.
PGF	Invesco Financial Preferred ETF	NYSE Arca, Inc.
PRF	Invesco FTSE RAFI US 1000 ETF	NYSE Arca, Inc.
PRFZ	Invesco FTSE RAFI US 1500 Small-Mid ETF	The Nasdaq Stock Market
PSP	Invesco Global Listed Private Equity ETF	NYSE Arca, Inc.
PGJ	Invesco Golden Dragon China ETF	The Nasdaq Stock Market
PEY	Invesco High Yield Equity Dividend AchieversTM ETF	The Nasdaq Stock Market
NFO	Invesco Insider Sentiment ETF	NYSE Arca, Inc.
PID	Invesco International Dividend AchieversTM ETF	The Nasdaq Stock Market
PNQI	Invesco NASDAQ Internet ETF	The Nasdaq Stock Market
EQWS	Invesco Russell 2000 Equal Weight ETF	NYSE Arca, Inc.
PXSG	Invesco Russell 2000 Pure Growth ETF	NYSE Arca, Inc.
PXSV	Invesco Russell 2000 Pure Value ETF	NYSE Arca, Inc.
EQWM	Invesco Russell Midcap Equal Weight ETF	NYSE Arca, Inc.
PXMG	Invesco Russell Midcap Pure Growth ETF	NYSE Arca, Inc.
PXMV	Invesco Russell Midcap Pure Value ETF	NYSE Arca, Inc.
EQWL	Invesco Russell Top 200 Equal Weight ETF	NYSE Arca, Inc.
PXLG	Invesco Russell Top 200 Pure Growth ETF	NYSE Arca, Inc.
PXLV	Invesco Russell Top 200 Pure Value ETF	NYSE Arca, Inc.
OEW	Invesco S&P 100® Equal Weight ETF	NYSE Arca, Inc.
PBP	Invesco S&P 500 BuyWrite ETF	NYSE Arca, Inc.
RCD	Invesco S&P 500® Equal Weight Consumer Discretionary ETF	NYSE Arca, Inc.
RHS	Invesco S&P 500® Equal Weight Consumer Staples ETF	NYSE Arca, Inc.
RYE	Invesco S&P 500® Equal Weight Energy ETF	NYSE Arca, Inc.
RSP	Invesco S&P 500® Equal Weight ETF	NYSE Arca, Inc.
RYF	Invesco S&P 500® Equal Weight Financials ETF	NYSE Arca, Inc.
RYH	Invesco S&P 500® Equal Weight Health Care ETF	NYSE Arca, Inc.
RGI	Invesco S&P 500® Equal Weight Industrials ETF	NYSE Arca, Inc.
RTM	Invesco S&P 500® Equal Weight Materials ETF	NYSE Arca, Inc.
EWRE	Invesco S&P 500® Equal Weight Real Estate ETF	NYSE Arca, Inc.
RYT	Invesco S&P 500® Equal Weight Technology ETF	NYSE Arca, Inc.
RYU	Invesco S&P 500® Equal Weight Utilities ETF	NYSE Arca, Inc.
RPG	Invesco S&P 500® Pure Growth ETF	NYSE Arca, Inc.
RPV	Invesco S&P 500® Pure Value ETF	NYSE Arca, Inc.
SPHQ	Invesco S&P 500® Quality ETF	NYSE Arca, Inc.
XLG	Invesco S&P 500® Top 50 ETF	NYSE Arca, Inc.
EWMC	Invesco S&P MidCap 400® Equal Weight ETF	NYSE Arca, Inc.
RFG	Invesco S&P MidCap 400® Pure Growth ETF	NYSE Arca, Inc.
RFV	Invesco S&P MidCap 400® Pure Value ETF	NYSE Arca, Inc.
EWSC	Invesco S&P SmallCap 600® Equal Weight ETF	NYSE Arca, Inc.
RZG	Invesco S&P SmallCap 600® Pure Growth ETF	NYSE Arca, Inc.
RZV	Invesco S&P SmallCap 600® Pure Value ETF	NYSE Arca, Inc.
CSD	Invesco S&P Spin-Off ETF	NYSE Arca, Inc.
PHO	Invesco Water Resources ETF	The Nasdaq Stock Market
PBW	Invesco WilderHill Clean Energy ETF	NYSE Arca, Inc.
PUW	Invesco WilderHill Progressive Energy ETF	NYSE Arca, Inc.
WMCR	Invesco Wilshire Micro-Cap ETF	NYSE Arca, Inc.
PZI	Invesco Zacks Micro Cap ETF	NYSE Arca, Inc.
CZA	Invesco Zacks Mid-Cap ETF	NYSE Arca, Inc.
CVY	Invesco Zacks Multi-Asset Income ETF	NYSE Arca, Inc.

2

PPA	Invesco Aerospace & Defense ETF

Summary Information

Investment Objective

The Invesco Aerospace & Defense ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the SPADE® Defense Index (the “Underlying Index”).

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%
Other Expenses	0.10%
Total Annual Fund Operating Expenses	0.60%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years	5 Years	10 Years
$61	$192	$335	$750

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 7% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund’s in-kind creations and redemptions.

Principal Investment Strategies

The Fund generally will invest at least 90% of its total assets in common stocks of that comprise the Underlying Index. As of June 30, 2018, the Underlying Index was composed of common stocks of 53 U.S. companies whose shares are listed on the New York Stock Exchange (“NYSE”) or The Nasdaq Stock Market (“NASDAQ”). These companies are engaged principally in the development, manufacture, operation and support of U.S. defense, military, homeland security and space operations. These may include, for example, companies that provide the following products or services: defense electronics, aircraft, naval vessels, missiles, spacecraft and launch vehicles, ground vehicles, communications, sensors, information technology and network centric warfare, unmanned vehicles, satellite-based services and ground-based equipment and electronics, products or services. Strictly in accordance with its guidelines and mandated procedures, SPADE Indexes, LLC (“SPADE Indexes” or the “Index Provider”) identifies common stocks for

3

inclusion in the Underlying Index and weights them according to its modified market capitalization methodology.

The Fund generally invests in all of the securities comprising its Underlying Index in proportion to their weightings in the Underlying Index. The Fund is “non-diversified” and therefore is not required to meet certain diversification requirements under the Investment Company Act of 1940, as amended.

Concentration Policy. The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries. As of April 30, 2018, the Fund had significant exposure to the aerospace and defense industry. The Fund’s portfolio holdings, and the extent to which it concentrates in any industry or group of industries, are likely to change over time.

Principal Risks of Investing in the Fund

The following summarizes the principal risks of the Fund.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Aerospace and Defense Industry Risk. Government aerospace and defense regulation and spending policies can significantly affect the aerospace and defense industry because many companies involved in the aerospace and defense industry rely to a large extent on U.S. (and other) Government demand for their products and services. There are significant inherent risks in contracting with the U.S. Government that could have a material adverse effect on the business, financial condition and results of operations of industry participants.

Authorized Participant Concentration Risk. Only authorized participants (“APs”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that those APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities underlying the Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with processing creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units (as defined below), this may result in a significantly diminished trading market for Shares, which may be more likely to trade at a premium or discount to the Fund’s net asset value (“NAV”) and to face trading halts and/or delisting.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole,

as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that the Fund holds. In addition, equity risk includes the risk that investor sentiment toward particular industries will become negative. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs, that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, the Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming.

Industry Concentration Risk. In following its methodology, the Underlying Index from time to time will be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the Underlying Index concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund faces more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or sector may be out of favor and underperform other industries or the market as a whole.

Issuer-Specific Changes Risk. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these

4

factors may lead to the Shares trading at a premium or discount to the Fund’s NAV.

Non-Correlation Risk. The Fund’s return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Non-Diversified Fund Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.

Small- and Mid-Capitalization Company Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Performance

The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund’s average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied from year to year and by showing how the Fund’s average annual total returns compared with a broad measure of market performance and an additional index with characteristics relevant to the Fund. The Fund’s performance reflects fee waivers, if any, absent which performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.invesco.com/ETFs.

Annual Total Returns—Calendar Years

The Fund’s year-to-date total return for the six months ended June 30, 2018 was 2.30%.

Best Quarter	Worst Quarter
18.14% (2nd Quarter 2009)	(19.28)% (3rd Quarter 2011)

Average Annual Total Returns for the Periods Ended December 31, 2017

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	1 Year	5 Years	10 Years
Return Before Taxes	30.03%	22.23%	10.42%
Return After Taxes on Distributions	29.79%	21.88%	10.15%
Return After Taxes on Distributions and Sale of Fund Shares	17.15%	18.19%	8.55%
SPADE® Defense Index (reflects no deduction for fees, expenses or taxes)	30.81%	23.01%	11.14%
S&P Composite 1500® Aerospace & Defense Index (reflects no deduction for fees, expenses or taxes)	40.69%	24.83%	12.69%

Management of the Fund

Investment Adviser. Invesco Capital Management LLC (the “Adviser”).

Portfolio Managers. The following individuals are responsible jointly and primarily for the day-to-day management of the Fund’s portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Director of Portfolio Management of the Adviser and Vice President of the Trust	June 2007
Michael Jeanette	Senior Portfolio Manager of the Adviser	August 2008
Tony Seisser	Portfolio Manager of the Adviser	August 2014
Jonathan Nixon	Portfolio Manager of the Adviser	February 2015

5

Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only with APs and only in large blocks of 50,000 Shares (each block of Shares is called a “Creation Unit”) or multiples thereof (“Creation Unit Aggregations”), generally in exchange for the deposit or delivery of a basket of securities. However, the Fund also reserves the right to permit or require Creation Units to be issued in exchange for cash. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.

Individual Shares may be purchased and sold only on a national securities exchange through brokers. Shares are listed for trading on NYSE Arca, Inc. and because the Shares will trade at market prices rather than NAV, Shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).

Tax Information

The Fund’s distributions generally are taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account; in which case your distributions may be taxed as ordinary income when withdrawn from such account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund’s distributor or its related companies may pay the intermediary for certain Fund-related activities, including those that are designed to make the intermediary more knowledgeable about exchange traded products, such as the Fund, as well as for marketing, education or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s web-site for more information.

6

PKW	Invesco BuyBack AchieversTM ETF

Summary Information

Investment Objective

The Invesco BuyBack AchieversTM ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the NASDAQ US BuyBack AchieversTM Index (the “Underlying Index”).

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%
Other Expenses	0.13%
Total Annual Fund Operating Expenses	0.63%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years	5 Years	10 Years
$64	$202	$351	$786

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 66% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund’s in-kind creations and redemptions.

Principal Investment Strategies

The Fund generally will invest at least 90% of its total assets in common stocks that comprise the Underlying Index. Strictly in accordance with its guidelines and mandated procedures, Nasdaq, Inc. (“Nasdaq” or the “Index Provider”) includes common stocks in the Underlying Index pursuant to a proprietary selection methodology that identifies a universe of “BuyBack AchieversTM”. To qualify for the universe of “BuyBack AchieversTM,” an issuer must have effected a net reduction in shares outstanding of 5% or more in the past 12 months.

The Fund generally invests in all of the securities comprising its Underlying Index in proportion to their weightings in the Underlying Index.

7

Concentration Policy. The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries. As of April 30, 2018, the Fund had significant exposure to the consumer discretionary sector and the financials sector. The Fund’s portfolio holdings, and the extent to which it concentrates in any industry or group of industries, are likely to change over time.

Principal Risks of Investing in the Fund

The following summarizes the principal risks of the Fund.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Authorized Participant Concentration Risk. Only authorized participants (“APs”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that those APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities underlying the Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with processing creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units (as defined below), this may result in a significantly diminished trading market for Shares, which may be more likely to trade at a premium or discount to the Fund’s net asset value (“NAV”) and to face trading halts and/or delisting.

Consumer Discretionary Sector Risk. Companies engaged in the consumer discretionary sector are affected by fluctuations in supply and demand and changes in consumer preferences. Changes in consumer spending as a result of world events, political and economic conditions, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources and labor relations also may adversely affect these companies.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that the Fund holds. In addition, equity risk includes the risk that investor sentiment toward particular industries will become negative. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs, that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Financial Sector Risk. The market value of securities of issuers in the financial sector can be affected by factors such as adverse regulatory or economic occurrences affecting the financial sector, availability of credit, fluctuations in asset values, unstable interest rates, increased competition, continuing consolidations and development of new products and structures. Furthermore, increased government involvement in financial institutions, including measures such as taking ownership positions in such institutions, could result in a dilution in the value of the shares held by shareholders in such institutions.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, the Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming.

Industry Concentration Risk. In following its methodology, the Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the Underlying Index concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund faces more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or sector may be out of favor and underperform other industries or the market as a whole.

Issuer-Specific Changes Risk. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption

8

in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund’s NAV.

Non-Correlation Risk. The Fund’s return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Small- and Mid-Capitalization Company Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Performance

The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund’s average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied from year to year and by showing how the Fund’s average annual total returns compared with a broad measure of market performance and an additional index with characteristics relevant to the Fund. The Fund’s performance reflects fee waivers, if any, absent which performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.invesco.com/ETFs.

Annual Total Returns—Calendar Years

The Fund’s year-to-date total return for the six months ended June 30, 2018 was (3.34) %.

Best Quarter	Worst Quarter
17.77% (2nd Quarter 2009)	(20.64)% (4th Quarter 2008)

Average Annual Total Returns for the Periods Ended December 31, 2017

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	1 Year	5 Years	10 Years
Return Before Taxes	17.80%	15.86%	10.38%
Return After Taxes on Distributions	17.61%	15.57%	10.16%
Return After Taxes on Distributions and Sale of Fund Shares	10.22%	12.78%	8.56%
NASDAQ US BuyBack AchieversTM Index (reflects no deduction for fees, expenses or taxes)	18.56%	16.63%	11.14%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	21.83%	15.79%	8.50%

Management of the Fund

Investment Adviser. Invesco Capital Management LLC (the “Adviser”).

Portfolio Managers. The following individuals are responsible jointly and primarily for the day-to-day management of the Fund’s portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Director of Portfolio Management of the Adviser and Vice President of the Trust	June 2007
Michael Jeanette	Senior Portfolio Manager of the Adviser	August 2008
Tony Seisser	Portfolio Manager of the Adviser	August 2014
Jonathan Nixon	Portfolio Manager of the Adviser	February 2015

Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only with APs and only in large blocks of 50,000 Shares (each block of Shares is called a “Creation Unit”) or multiples thereof (“Creation Unit Aggregations”), generally in exchange for the deposit or delivery of a basket of securities. However, the Fund also reserves the right to permit or require Creation Units to be issued in exchange for cash. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.

Individual Shares may be purchased and sold only on a national securities exchange through brokers. Shares are listed for trading on The Nasdaq Stock Market and because the Shares will trade at market prices rather than NAV, Shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).

9

Tax Information

The Fund’s distributions generally are taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account; in which case your distributions may be taxed as ordinary income when withdrawn from such account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund’s distributor or its related companies may pay the intermediary for certain Fund-related activities, including those that are designed to make the intermediary more knowledgeable about exchange traded products, such as the Fund, as well as for marketing, education or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s web-site for more information.

10

PZD	Invesco CleantechTM ETF

Summary Information

Investment Objective

The Invesco CleantechTM ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of The Cleantech IndexTM (the “Underlying Index”).

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%
Other Expenses	0.18%
Total Annual Fund Operating Expenses	0.68%
Fee Waivers and Expense Assumption(1)	0.01%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	0.67%

(1)

Invesco Capital Management LLC (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes, Acquired Fund Fees and Expenses, if applicable, and extraordinary expenses) from exceeding 0.60% of the Fund’s average daily net assets per year (the “Expense Cap”) until at least August 31, 2019, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The fees waived and/or expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fees were waived or the expenses were incurred, but no recapture payment will be made by the Fund if it would result in the Fund exceeding (i) the Expense Cap or (ii) the expense cap in effect at the time the fee and/or expenses subject to recapture were waived and/or borne by the Adviser.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption in the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years	5 Years	10 Years
$68	$217	$378	$846

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 17% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund’s in-kind creations and redemptions.

11

Principal Investment Strategies

The Fund generally will invest at least 90% of its total assets in securities (including American depositary receipts (“ADRs”) and global depositary receipts (“GDRs”)) that comprise the Underlying Index, which is designed to track the performance of publicly traded clean technology (or “cleantech”) companies. Strictly in accordance with its guidelines and mandated procedures, Cleantech Indices LLC (“Cleantech” or the “Index Provider”) identifies securities for inclusion in the Underlying Index. Cleantech considers a company to be a cleantech company when it derives at least 50% of its revenues or operating profits from cleantech businesses, which are defined as: businesses that provide knowledge-based products or services that add economic value by reducing cost and raising productivity and/or product performance, while reducing the consumption of resources and the negative impact on the environment and public health. The Underlying Index focuses on companies that are leaders in the innovation and commercial deployment of cleantech products/services across a broad range of industries, including, but not limited to, clean energy, energy efficiency and transmission, clean water, advanced materials, eco-friendly agriculture and nutrition, transportation, manufacturing efficiency, recycling and pollution prevention/remediation. The Fund generally invests in all of the securities comprising its Underlying Index in proportion to their weightings in the Underlying Index.

Concentration Policy. The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.

Principal Risks of Investing in the Fund

The following summarizes the principal risks of the Fund.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

ADR and GDR Risk. ADRs are certificates that evidence ownership of shares of a foreign issuer and are alternatives to purchasing directly underlying foreign securities in their national markets and currencies. GDRs are certificates issued by an international bank that generally are traded and denominated in the currencies of countries other than the home country of the issuer of the underlying shares. ADRs and GDRs may be subject to certain of the risks associated with direct investments in the securities of foreign companies, such as currency, political, economic and market risks. Moreover, ADRs and GDRs may not track the price of the underlying foreign securities on which they are based, and their value may change materially at times when U.S. markets are not open for trading.

Authorized Participant Concentration Risk. Only authorized participants (“APs”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that those APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities underlying the Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with processing creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units (as defined below), this may result in a significantly diminished trading market for Shares, which may be more likely to trade at a premium or discount to the Fund’s net asset value (“NAV”) and to face trading halts and/or delisting. This risk may be heightened for the Fund because it invests in non-U.S. securities, which may have lower trading volumes.

Cleantech Sector Risk. There are risks in investing in the cleantech sector, including the risks of focusing investments in the water, energy and environmental sectors. Adverse developments in the water, energy and environmental sectors may significantly affect the value of the Shares. Companies involved in the water sector are subject to tax and price fluctuations and competition. Securities of companies in the energy sector are subject to swift price and supply fluctuations caused by events relating to international politics, the success of project development and tax and other governmental regulatory policies. Weak demand for the companies’ products or services or for energy products and services in general, as well as negative developments in these other areas, may adversely affect the Fund’s performance. The cleantech sector is an emerging growth industry, and therefore such companies may be more volatile.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that the Fund holds. In addition, equity risk includes the risk that investor sentiment toward particular industries will become negative. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs, that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Foreign Securities Risk. Since the Underlying Index may include ADRs and GDRs, the Fund’s investments involve risks of investing in foreign securities in addition to the risks associated with domestic securities. In general, foreign companies are not subject to the regulatory requirements of U.S. companies and, as such,

12

there may be less publicly available information about these companies. Moreover, foreign companies often are subject to less stringent requirements regarding accounting, auditing, financial reporting and record-keeping than are U.S. companies, and therefore, not all material information regarding these companies will be available.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, the Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming.

Industry Concentration Risk. In following its methodology, the Underlying Index from time to time will be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the Underlying Index concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund faces more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or sector may be out of favor and underperform other industries or the market as a whole.

Issuer-Specific Changes Risk. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund’s NAV.

Non-Correlation Risk. The Fund’s return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Small- and Mid-Capitalization Company Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Performance

The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund’s average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied from year to year and by showing how the Fund’s average annual total returns compared with a broad measure of market performance with characteristics relevant to the Fund. The Fund’s performance reflects fee waivers, if any, absent which performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.invesco.com/ETFs.

Annual Total Returns—Calendar Years

The Fund’s year-to-date total return for the six months ended June 30, 2018 was (0.21)%.

Best Quarter	Worst Quarter
28.40% (2nd Quarter 2009)	(32.57)% (4th Quarter 2008)

Average Annual Total Returns for the Periods Ended December 31, 2017

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

13

	1 Year	5 Years	10 Years
Return Before Taxes	30.26%	13.81%	2.41%
Return After Taxes on Distributions	29.97%	13.56%	2.27%
Return After Taxes on Distributions and Sale of Fund Shares	17.33%	11.04%	1.86%
The Cleantech IndexTM (reflects no deduction for fees, expenses or taxes)	31.08%	14.63%	3.17%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	21.83%	15.79%	8.50%

Management of the Fund

Investment Adviser. Invesco Capital Management LLC (the “Adviser”).

Portfolio Managers. The following individuals are responsible jointly and primarily for the day-to-day management of the Fund’s portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Director of Portfolio Management of the Adviser and Vice President of the Trust	June 2007
Michael Jeanette	Senior Portfolio Manager of the Adviser	August 2013
Jonathan Nixon	Portfolio Manager of the Adviser	October 2013
Tony Seisser	Portfolio Manager of the Adviser	February 2015

Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only with APs and only in large blocks of 50,000 Shares (each block of Shares is called a “Creation Unit”) or multiples thereof (“Creation Unit Aggregations”), generally in exchange for the deposit or delivery of a basket of securities. However, the Fund also reserves the right to permit or require Creation Units to be issued in exchange for cash. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.

Individual Shares may be purchased and sold only on a national securities exchange through brokers. Shares are listed for trading on NYSE Arca, Inc. and because the Shares will trade at market prices rather than NAV, Shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).

Tax Information

The Fund’s distributions generally are taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account; in which case your distributions may be taxed as ordinary income when withdrawn from such account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund’s distributor or its related companies may pay the intermediary for certain

Fund-related activities, including those that are designed to make the intermediary more knowledgeable about exchange traded products, such as the Fund, as well as for marketing, education or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s web-site for more information.

14

PFM	Invesco Dividend AchieversTM ETF

Summary Information

Investment Objective

The Invesco Dividend AchieversTM ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the NASDAQ US Broad Dividend AchieversTM Index (the “Underlying Index”).

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.40%
Other Expenses	0.15%
Total Annual Fund Operating Expenses	0.55%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years	5 Years	10 Years
$56	$176	$307	$689

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 5% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund’s in-kind creations and redemptions.

Principal Investment Strategies

The Fund generally will invest at least 90% of its total assets in common stocks of companies that comprise the Underlying Index. Strictly in accordance with its guidelines and mandated procedures, Nasdaq, Inc. (“Nasdaq” or the “Index Provider”) includes common stock in the Underlying Index pursuant to a proprietary selection methodology that identifies a universe of “Dividend AchieversTM.” To qualify for the universe of “Dividend AchieversTM,” an issuer must have increased its annual regular cash dividend payments for at least each of its last ten or more calendar or fiscal years. The Fund generally invests in all of the securities comprising its Underlying Index in proportion to their weightings in the Underlying Index.

15

Concentration Policy. The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.

Principal Risks of Investing in the Fund

The following summarizes the principal risks of the Fund.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Authorized Participant Concentration Risk. Only authorized participants (“APs”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that those APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities underlying the Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with processing creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units (as defined below), this may result in a significantly diminished trading market for Shares, which may be more likely to trade at a premium or discount to the Fund’s net asset value (“NAV”) and to face trading halts and/or delisting.

Dividend Paying Security Risk. Securities that pay high dividends as a group can fall out of favor with the market, causing such companies to underperform companies that do not pay high dividends. Also, changes in the dividend policies of the companies in the Underlying Index and the capital resources available for such companies’ dividend payments may affect the Fund.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that the Fund holds. In addition, equity risk includes the risk that investor sentiment toward particular industries will become negative. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs, that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, the Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming.

Industry Concentration Risk. In following its methodology, the Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the Underlying Index concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund faces more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or sector may be out of favor and underperform other industries or the market as a whole.

Issuer-Specific Changes Risk. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund’s NAV.

Non-Correlation Risk. The Fund’s return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Small- and Mid-Capitalization Company Risk. Investing in securities of small- and mid-capitalization companies involves greater risk

16

than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Performance

The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund’s average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied from year to year and by showing how the Fund’s average annual total returns compared with a broad measure of market performance and an additional index with characteristics relevant to the Fund. The Fund’s performance reflects fee waivers, if any, absent which performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.invesco.com/ETFs.

Annual Total Returns—Calendar Years

The Fund’s year-to-date total return for the six months ended June 30, 2018 was (1.96)%.

Best Quarter	Worst Quarter
13.65% (3rd Quarter 2009)	(19.15)% (4th Quarter 2008)

Average Annual Total Returns for the Periods Ended December 31, 2017

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	1 Year	5 Years	10 Years
Return Before Taxes	17.35%	12.72%	7.07%
Return After Taxes on Distributions	16.86%	12.14%	6.61%
Return After Taxes on Distributions and Sale of Fund Shares	10.19%	10.08%	5.65%
NASDAQ US Broad Dividend AchieversTM Index (reflects no deduction for fees, expenses or taxes)	18.02%	13.33%	7.69%
Russell 3000® Value Index (reflects no deduction for fees, expenses or taxes)	13.19%	13.95%	7.19%

Management of the Fund

Investment Adviser. Invesco Capital Management LLC (the “Adviser”).

Portfolio Managers. The following individuals are responsible jointly and primarily for the day-to-day management of the Fund’s portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Director of Portfolio Management of the Adviser and Vice President of the Trust	June 2007
Michael Jeanette	Senior Portfolio Manager of the Adviser	August 2008
Tony Seisser	Portfolio Manager of the Adviser	August 2014
Jonathan Nixon	Portfolio Manager of the Adviser	February 2015

Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only with APs and only in large blocks of 50,000 Shares (each block of Shares is called a “Creation Unit”) or multiples thereof (“Creation Unit Aggregations”), generally in exchange for the deposit or delivery of a basket of securities. However, the Fund also reserves the right to permit or require Creation Units to be issued in exchange for cash. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.

Individual Shares may be purchased and sold only on a national securities exchange through brokers. Shares are listed for trading on The Nasdaq Stock Market and because the Shares will trade at market prices rather than NAV, Shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).

Tax Information

The Fund’s distributions generally are taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from such account.

17

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund’s distributor or its related companies may pay the intermediary for certain Fund-related activities, including those that are designed to make the intermediary more knowledgeable about exchange traded products, such as the Fund, as well as for marketing, education or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s web-site for more information.

18

DJD	Invesco Dow Jones Industrial Average Dividend ETF

Summary Information

Investment Objective

The Invesco Dow Jones Industrial Average Dividend ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the Dow Jones Industrial Average Yield Weighted (the “Underlying Index”).

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.30%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.30%
Fee Waivers and Expense Assumption(1)	0.23%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	0.07%

(1)

Effective August 20, 2018, Invesco Capital Management LLC (the “Adviser”) has agreed to waive permanently a portion of its unitary management fee. After giving effect to such waiver, the net unitary management fee will be 0.07%.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption in each period. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions would be:

1 Year	3 Years	5 Years	10 Years
$7	$23	$40	$90

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the fiscal year ended August 31, 2017, the portfolio turnover rate of the Guggenheim Dow Jones Industrial Average Dividend ETF (the “Predecessor Fund”) was 3% of the average value of the portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations and redemptions. During the fiscal period September 1, 2017 to April 30, 2018, the portfolio turnover rate of the Predecessor Fund and the Fund was 19% of the average value of the portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations and redemptions.

19

Principal Investment Strategies

The Fund will generally invest at least 90% of its total assets in common stocks that comprise the Underlying Index.

The Underlying Index is designed to provide exposure to dividend-paying equity securities of companies included in the Dow Jones Industrial Average™, which is a price-weighted index of 30 U.S. companies that meet certain size, listing and liquidity requirements. The Underlying Index includes all constituents of the Dow Jones Industrial AverageTM that pay dividends. The Underlying Index is calculated using a yield-weighted methodology that weights all dividend-paying constituents of the Dow Jones Industrial Average™ by their twelve-month dividend yield over the prior twelve months. Underlying Index constituents must be a part of the Dow Jones Industrial Average™. Underlying Index constituents must be a part of the Dow Jones Industrial Average™.

The Fund generally will invest in all of the securities comprising the Underlying Index in proportion to their weightings in the Underlying Index.

The Fund is “non-diversified” and therefore is not required to meet certain diversification requirements under the Investment Company Act of 1940, as amended (the “1940 Act”).

Concentration Policy. The Fund will concentrate its investments (i.e., invest more than 25% of the value of its net assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.

Principal Risks of Investing in the Fund

The following summarizes the principal risks of the Fund.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Authorized Participant Concentration Risk. Only authorized participants (“APs”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that those APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities underlying the Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with processing creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units (as defined below), this may result in a significantly diminished trading market for Shares, which may be more likely to trade at a premium or discount to the Fund’s net asset value (“NAV”) and to face trading halts and/or delisting.

Dividend Paying Security Risk. Securities that pay high dividends as a group can fall out of favor with the market, causing such companies to underperform companies that do not pay high dividends. Also, changes in the dividend policies of the companies in the Underlying Index and the capital resources available for such companies’ dividend payments may affect the Fund.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that the Fund holds. In addition, equity risk includes the risk that investor sentiment toward particular industries will become negative. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs, that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, the Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming.

Industry Concentration Risk. In following its methodology, the Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the Underlying Index concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund faces more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or sector may be out of favor and underperform other industries or the market as a whole.

Issuer-Specific Changes Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

20

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund’s NAV.

Non-Correlation Risk. The Fund’s return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Non-Diversified Fund Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.

Performance

The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund’s average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied from year to year and by showing how the Fund’s average annual total returns compared with a broad measure of market performance and an additional index with characteristics relevant to the Fund. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.

The Fund is the successor to the investment performance of the Predecessor Fund as a result of the reorganization of the Predecessor Fund into the Fund, which was consummated after the close of business on April 6, 2018. Accordingly, the performance information shown below for periods ending on or prior to April 6, 2018 is that of the Predecessor Fund. Updated performance information is available online at www.invesco.com/ETFs.

Annual Total Returns—Calendar Years

Best Quarter	Worst Quarter
8.07% (4th Quarter 2017)	2.34% (2nd Quarter 2017)

The return of the Fund for the year-to-date ending June 30, 2018 was (0.52)%.

Average Annual Total Returns for the Periods Ended December 31, 2017

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	1 Year	Since Inception (12/16/15)
Return Before Taxes	21.63%	18.77%
Return After Taxes on Distributions	20.12%	17.37%
Return After Taxes on Distributions and Sale of Fund Shares	12.22%	13.87%
Dow Jones Industrial Average Yield Weighted (reflects no deduction for fees, expenses or taxes)	22.10%	19.23%
Dow Jones Industrial Average Index (reflects no deduction for fees, expenses or taxes)	28.11%	20.59%

Management of the Fund

Investment Adviser. Invesco Capital Management LLC (the “Adviser”).

Portfolio Managers. The following individuals are responsible jointly and primarily for the day-to-day management of the Fund’s portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Director of Portfolio Management of the Adviser and Vice President of the Trust	April 2018
Michael Jeanette	Senior Portfolio Manager of the Adviser	April 2018
Jonathan Nixon	Portfolio Manager of the Adviser	April 2018
Tony Seisser	Portfolio Manager of the Adviser	April 2018

Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only with APs and only in large blocks of 50,000 Shares (each block of Shares is called a “Creation Unit”) or multiples thereof (“Creation Unit

21

Aggregations”), generally in exchange for the deposit or delivery of a basket of securities. However, the Fund also reserves the right to permit or require Creation Units to be issued in exchange for cash. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.

Individual Shares may be purchased and sold only on a national securities exchange through brokers. Shares are listed for trading on the NYSE Arca, Inc. and because the Shares trade at market prices rather than NAV, Shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).

Tax Information

The Fund’s distributions generally are taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from such account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund’s distributor or its related companies may pay the intermediary for certain Fund-related activities, including those that are designed to make the intermediary more knowledgeable about exchange traded products, such as the Fund, as well as for marketing, education or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s web-site for more information.

22

PYZ	Invesco DWA Basic Materials Momentum ETF

Summary Information

Investment Objective

The Invesco DWA Basic Materials Momentum ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the Dorsey Wright® Basic Materials Technical Leaders Index (the “Underlying Index”).

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%
Other Expenses	0.26%
Total Annual Fund Operating Expenses	0.76%
Fee Waivers and Expense Assumption(1)	0.16%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	0.60%

(1)

Invesco Capital Management LLC (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, offering costs, taxes, Acquired Fund Fees and Expenses, if applicable, and extraordinary expenses) from exceeding 0.60% of the Fund’s average daily net assets per year (the “Expense Cap”) until at least August 31, 2019, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The fees waived and/or expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fees were waived or the expenses were incurred, but no recapture payment will be made by the Fund if it would result in the Fund exceeding (i) the Expense Cap or (ii) the expense cap in effect at the time the fees and/or expenses subject to recapture were waived and/or borne by the Adviser.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption in the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years	5 Years	10 Years
$61	$227	$407	$927

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 75% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund’s in-kind creations and redemptions.

23

Principal Investment Strategies

The Fund generally will invest at least 90% of its total assets in the securities that comprise the Underlying Index. The Underlying Index is composed of at least 30 securities of companies in the basic materials sector that have powerful relative strength or “momentum” characteristics. Dorsey, Wright & Associates, LLC (“Dorsey Wright” or the “Index Provider”) selects these securities from approximately 2,000 of the largest constituents by market capitalization within the NASDAQ US Benchmark Index. “Relative strength” is an investing technique that seeks to determine the strongest performing securities by measuring certain factors, such as a security’s relative performance against the overall market or a security’s relative strength value, which is derived by comparing the rate of increase of the security’s price as compared to that of a benchmark index.

Strictly in accordance with its guidelines and mandated procedures, the Index Provider uses a proprietary methodology to analyze the relative strength of each security within the universe of eligible securities and determine a “momentum” score. In general, momentum is the tendency of an investment to exhibit persistence in its relative performance; a “momentum” style of investing emphasizes investing in securities that have had better recent performance compared to other securities. The momentum score for each security included in the Underlying Index is based on upward price movements of the security as compared to a representative benchmark and other eligible securities within the universe.

After giving each eligible security a momentum score, the Index Provider selects at least 30 securities with the highest momentum scores from the basic materials sector, as determined by the Index Provider, for inclusion in the Underlying Index. Companies in the basic materials sector are principally engaged in the business of producing raw materials, including paper or wood products, chemicals, construction materials, and mining and metals.

The total number of securities in the Underlying Index may vary depending on the capitalization characteristics of the securities that qualify for inclusion in the Underlying Index. The Index Provider weights each security by its momentum score, with higher-scoring securities representing a greater weight in the Underlying Index. The Fund generally invests in all of the securities comprising the Underlying Index in proportion to the weightings of the securities in the Underlying Index.

Concentration Policy. The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries. As of April 30, 2018, the Fund had significant exposure to the basic materials sector and specialty chemicals industry. The Fund’s portfolio holdings, and the extent to which it concentrates in any industry or group of industries, are likely to change over time.

Principal Risks of Investing in the Fund

The following summarizes the principal risks of the Fund.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Authorized Participant Concentration Risk. Only authorized participants (“APs”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that those APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities underlying the Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with processing creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units (as defined below), this may result in a significantly diminished trading market for Shares, which may be more likely to trade at a premium or discount to the Fund’s net asset value (“NAV”) and to face trading halts and/or delisting.

Basic Materials Sector Risk. Changes in world events, political, environmental and economic conditions, energy conservation, environmental policies, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources and labor relations may adversely affect the companies engaged in the production and distribution of basic materials.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that the Fund holds. In addition, equity risk includes the risk that investor sentiment toward particular industries will become negative. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs, that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, the Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming.

24

Industry Concentration Risk. In following its methodology, the Underlying Index from time to time will be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the Underlying Index concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund faces more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or sector may be out of favor and underperform other industries or the market as a whole.

Issuer-Specific Changes Risk. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund’s NAV.

Momentum Investing Risk. The momentum style of investing is subject to the risk that the securities may be more volatile than the market as a whole, or that the returns on securities that previously have exhibited price momentum are less than returns on other styles of investing. Momentum can turn quickly, and stocks that previously have exhibited high momentum may not experience continued positive momentum. In addition, there may be periods when the momentum style of investing is out of favor and therefore, the investment performance of the Fund may suffer.

Non-Correlation Risk. The Fund’s return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Specialty Chemicals Industry Risk. The specialty chemicals industry may be significantly affected by intense competition, product obsolescence, raw materials prices, and government regulation, and may be subject to risks associated with the production, handling and disposal of hazardous components, and litigation arising out of environmental contamination.

Performance

The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund’s average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied from year to year and by showing how the Fund’s average annual total returns compared with a broad measure of market performance and additional indexes with characteristics relevant to the Fund. The Fund’s performance reflects fee waivers, if any, absent which performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.invesco.com/ETFs.

Annual Total Returns—Calendar Years

The Fund’s year-to-date total return for the six months ended June 30, 2018 was (3.26)%.

Best Quarter	Worst Quarter
24.95% (2nd Quarter 2009)	(28.84)% (3rd Quarter 2011)

Average Annual Total Returns for the Periods Ended December 31, 2017

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

25

	1 Year	5 Years	10 Years
Return Before Taxes	19.44%	12.91%	8.68%
Return After Taxes on Distributions	19.27%	12.64%	8.41%
Return After Taxes on Distributions and Sale of Fund Shares	11.12%	10.29%	7.05%
Dorsey Wright® Basic Materials Technical Leaders Index(1) (reflects no deduction for fees, expenses or taxes)	20.22%	N/A	N/A
Blended-Dorsey Wright® Basic Materials Technical Leaders Index(2) (reflects no deduction for fees, expenses or taxes)	20.22%	13.67%	9.55%
S&P 500® Materials Index (reflects no deduction for fees, expenses or taxes)	23.84%	12.20%	6.17%

(1)

Effective February 19, 2014, the Fund changed its underlying index from the Dynamic Basic Materials Sector IntellidexSM Index to the DWA Basic Materials Technical LeadersTM Index. Effective July 1, 2015, DWA Basic Materials Technical LeadersTM Index changed its name to Dorsey Wright® Basic Materials Technical Leaders Index. Prior to the commencement date of March 18, 2013, performance for the Dorsey Wright® Basic Materials Technical Leaders Index is not available.

(2)

The “Blended-Dorsey Wright® Basic Materials Index” reflects the performance of the Dynamic Basic Materials Sector IntellidexSM Index prior to February 19, 2014, and the Dorsey Wright® Basic Materials Technical Leaders Index thereafter.

Management of the Fund

Investment Adviser. Invesco Capital Management LLC (the “Adviser”).

Portfolio Managers. The following individuals are responsible jointly and primarily for the day-to-day management of the Fund’s portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Director of Portfolio Management of the Adviser and Vice President of the Trust	June 2007
Michael Jeanette	Senior Portfolio Manager of the Adviser	August 2008
Tony Seisser	Portfolio Manager of the Adviser	August 2014
Jonathan Nixon	Portfolio Manager of the Adviser	February 2015

Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only with APs and only in large blocks of 50,000 Shares (each block of Shares is called a “Creation Unit”) or multiples thereof (“Creation Unit Aggregations”), generally in exchange for the deposit or delivery of a basket of securities. However, the Fund also reserves the right to permit or require Creation Units to be issued in exchange for cash. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.

Individual Shares may be purchased and sold only on a national securities exchange through brokers. Shares are listed for trading on The Nasdaq Stock Market and because the Shares will trade at market prices rather than NAV, Shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).

Tax Information

The Fund’s distributions generally are taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from such account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund’s distributor or its related companies may pay the intermediary for certain Fund-related activities, including those that are designed to make the intermediary more knowledgeable about exchange traded products, such as the Fund, as well as for marketing, education or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s web-site for more information.

26

PEZ	Invesco DWA Consumer Cyclicals Momentum ETF

Summary Information

Investment Objective

The Invesco DWA Consumer Cyclicals Momentum ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the Dorsey Wright® Consumer Cyclicals Technical Leaders Index (the “Underlying Index”).

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%
Other Expenses	0.40%
Total Annual Fund Operating Expenses	0.90%
Fee Waivers and Expense Assumption(1)	0.30%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	0.60%

(1)

Invesco Capital Management LLC (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, offering costs, taxes, Acquired Fund Fees and Expenses, if applicable, and extraordinary expenses) from exceeding 0.60% of the Fund’s average daily net assets per year (the “Expense Cap”) until at least August 31, 2019, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The fees waived and/or expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fees were waived or the expenses were incurred, but no recapture payment will be made by the Fund if it would result in the Fund exceeding (i) the Expense Cap or (ii) the expense cap in effect at the time the fees and/or expenses subject to recapture were waived and/or borne by the Adviser.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption in the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years	5 Years	10 Years
$61	$257	$469	$1,080

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 185% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund’s in-kind creations and redemptions.

27

Principal Investment Strategies

The Fund generally will invest at least 90% of its total assets in the securities that comprise the Underlying Index. The Underlying Index is composed of at least 30 securities of companies in the consumer discretionary (or cyclicals) sector that have powerful relative strength or “momentum” characteristics. Dorsey, Wright & Associates, LLC (“Dorsey Wright” or the “Index Provider”) selects these securities from approximately 2,000 of the largest constituents by market capitalization within the NASDAQ US Benchmark Index. “Relative strength” is an investing technique that seeks to determine the strongest performing securities by measuring certain factors, such as a security’s relative performance against the overall market or a security’s relative strength value, which is derived by comparing the rate of increase of the security’s price as compared to that of a benchmark index.

Strictly in accordance with its guidelines and mandated procedures, the Index Provider uses a proprietary methodology to analyze the relative strength of each security within the universe of eligible securities and determine a “momentum” score. In general, momentum is the tendency of an investment to exhibit persistence in its relative performance; a “momentum” style of investing emphasizes investing in securities that have had better recent performance compared to other securities. The momentum score for each security included in the Underlying Index is based on intermediate and long-term upward price movements of the security as compared to a representative benchmark and other eligible securities within the universe.

After giving each eligible security a momentum score, the Index Provider selects at least 30 securities with the highest momentum scores from the consumer discretionary sector, as determined by the Index Provider, for inclusion in the Underlying Index. Companies in the consumer discretionary sector are principally engaged in the businesses of providing consumer goods and services that are cyclical in nature, including retail, automotive, leisure and recreation, media and home construction and furnishing.

The total number of securities in the Underlying Index may vary depending on the capitalization characteristics of the securities that qualify for inclusion in the Underlying Index. The Index Provider weights each security by its momentum score, with higher scoring securities representing a greater weight in the Underlying Index. The Fund generally invests in all of the securities comprising the Underlying Index in proportion to the weightings of the securities in the Underlying Index.

Concentration Policy. The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries. As of April 30, 2018, the Fund had significant exposure to the consumer discretionary (or cyclicals) sector. The Fund’s portfolio holdings, and the extent to which it concentrates in any industry or group of industries, are likely to change over time.

Principal Risks of Investing in the Fund

The following summarizes the principal risks of the Fund.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Authorized Participant Concentration Risk. Only authorized participants (“APs”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that those APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities underlying the Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with processing creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units (as defined below), this may result in a significantly diminished trading market for Shares, which may be more likely to trade at a premium or discount to the Fund’s net asset value (“NAV”) and to face trading halts and/or delisting.

Consumer Discretionary Sector Risk. Companies engaged in the consumer discretionary (or “cyclicals”) sector are affected by fluctuations in supply and demand and changes in consumer preferences. Changes in discretionary consumer spending as a result of world events, political and economic conditions, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources and labor relations also may adversely affect these companies.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that the Fund holds. In addition, equity risk includes the risk that investor sentiment toward particular industries will become negative. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs, that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, the Fund would not necessarily buy

28

or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming.

Industry Concentration Risk. In following its methodology, the Underlying Index from time to time will be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the Underlying Index concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund faces more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or sector may be out of favor and underperform other industries or the market as a whole.

Issuer-Specific Changes Risk. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund’s NAV.

Momentum Investing Risk. The momentum style of investing is subject to the risk that the securities may be more volatile than the market as a whole, or that the returns on securities that previously have exhibited price momentum are less than returns on other styles of investing. Momentum can turn quickly, and stocks that previously have exhibited high momentum may not experience continued positive momentum. In addition, there may be periods when the momentum style of investing is out of favor and therefore, the investment performance of the Fund may suffer.

Non-Correlation Risk. The Fund’s return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Portfolio Turnover Risk. The Fund may engage in frequent trading of its portfolio securities in connection with the rebalancing or adjustment of the Underlying Index. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for the Fund. While a high portfolio turnover rate can result in an increase in taxable capital gain distributions to the Fund’s shareholders, the Fund will seek to utilize the in-kind creation and redemption mechanism (described below) to minimize realization of capital gains to the extent possible.

Performance

The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund’s average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied from year to year and by showing how the Fund’s average annual total returns compared with a broad measure of market performance and additional indexes with characteristics relevant to the Fund. The Fund’s performance reflects fee waivers, if any, absent which performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.invesco.com/ETFs.

Annual Total Returns—Calendar Years

The Fund’s year-to-date total return for the six months ended June 30, 2018 was 9.14%.

Best Quarter	Worst Quarter
17.07% (1st Quarter 2012)	(17.71)% (3rd Quarter 2011)

Average Annual Total Returns for the Periods Ended December 31, 2017

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

29

	1 Year	5 Years	10 Years
Return Before Taxes	19.33%	11.61%	8.50%
Return After Taxes on Distributions	19.21%	11.48%	8.37%
Return After Taxes on Distributions and Sale of Fund Shares	11.04%	9.25%	6.94%
Dorsey Wright® Consumer Cyclicals Technical Leaders Index(1) (reflects no deduction for fees, expenses or taxes)	19.77%	N/A	N/A
Blended-Dorsey Wright® Consumer Cyclicals Technical Leaders Index(2) (reflects no deduction for fees, expenses or taxes)	19.77%	12.30%	9.12%
S&P 500® Consumer Discretionary Index (reflects no deduction for fees, expenses or taxes)	22.98%	17.64%	13.52%

(1)

Effective February 19, 2014, the Fund changed its underlying index from the Dynamic Consumer Discretionary Sector IntellidexSM Index to the DWA Consumer Cyclicals Technical LeadersTM Index. Prior to the commencement date of March 18, 2013, performance for the Dorsey Wright® Consumer Cyclicals Technical Leaders Index is not available.

(2)

The “Blended-Dorsey Wright® Consumer Cyclicals Technical Leaders Index” reflects the performance of the Dynamic Consumer Discretionary Sector IntellidexSM Index prior to February 19, 2014, and the Dorsey Wright® Consumer Cyclicals Technical Index thereafter.

Management of the Fund

Investment Adviser. Invesco Capital Management LLC (the “Adviser”).

Portfolio Managers. The following individuals are responsible jointly and primarily for the day-to-day management of the Fund’s portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Director of Portfolio Management of the Adviser and Vice President of the Trust	June 2007
Michael Jeanette	Senior Portfolio Manager of the Adviser	August 2008
Tony Seisser	Portfolio Manager of the Adviser	August 2014
Jonathan Nixon	Portfolio Manager of the Adviser	February 2015

Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only with APs and only in large blocks of 50,000 Shares (each block of Shares is called a “Creation Unit”) or multiples thereof (“Creation Unit Aggregations”), generally in exchange for the deposit or delivery of a basket of securities. However, the Fund also reserves the right to permit or require Creation Units to be issued in exchange for cash. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.

Individual Shares may be purchased and sold only on a national securities exchange through brokers. Shares are listed for trading on The Nasdaq Stock Market and because the Shares will trade at market prices rather than NAV, Shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).

Tax Information

The Fund’s distributions generally are taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from such account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund’s distributor or its related companies may pay the intermediary for certain Fund-related activities, including those that are designed to make the intermediary more knowledgeable about exchange traded products, such as the Fund, as well as for marketing, education or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s web-site for more information.

30

PSL	Invesco DWA Consumer Staples Momentum ETF

Summary Information

Investment Objective

The Invesco DWA Consumer Staples Momentum ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the Dorsey Wright® Consumer Staples Technical Leaders Index (the “Underlying Index”).

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%
Other Expenses	0.29%
Total Annual Fund Operating Expenses	0.79%
Fee Waivers and Expense Assumption(1)	0.19%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	0.60%

(1)

Invesco Capital Management LLC (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, offering costs, taxes, Acquired Fund Fees and Expenses, if applicable, and extraordinary expenses) from exceeding 0.60% of the Fund’s average daily net assets per year (the “Expense Cap”) until at least August 31, 2019, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The fees waived and/or expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fees were waived or the expenses were incurred, but no recapture payment will be made by the Fund if it would result in the Fund exceeding (i) the Expense Cap or (ii) the expense cap in effect at the time the fees and/or expenses subject to recapture were waived and/or borne by the Adviser.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption in the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years	5 Years	10 Years
$61	$233	$420	$960

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 80% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund’s in-kind creations and redemptions.

31

Principal Investment Strategies

The Fund generally will invest at least 90% of its total assets in the securities that comprise the Underlying Index. The Underlying Index is composed of at least 30 securities of companies in the consumer staples sector that have powerful relative strength or “momentum” characteristics. Dorsey, Wright & Associates, LLC (“Dorsey Wright” or the “Index Provider”) selects these securities from approximately 2,000 of the largest constituents by market capitalization within the NASDAQ US Benchmark Index. “Relative strength” is an investing technique that seeks to determine the strongest performing securities by measuring certain factors, such as a security’s relative performance against the overall market or a security’s relative strength value, which is derived by comparing the rate of increase of the security’s price as compared to that of a benchmark index.

Strictly in accordance with its guidelines and mandated procedures, the Index Provider uses a proprietary methodology to analyze the relative strength of each security within the universe of eligible securities and determine a “momentum” score. In general, momentum is the tendency of an investment to exhibit persistence in its relative performance; a “momentum” style of investing emphasizes investing in securities that have had better recent performance compared to other securities. The momentum score for each security included in the Underlying Index is based on intermediate and long-term upward price movements of the security as compared to a representative benchmark and other eligible securities within the universe.

After giving each eligible security a momentum score, the Index Provider selects at least 30 securities with the highest momentum scores from the consumer staples sector, as determined by the Index Provider, for inclusion in the Underlying Index. Companies in the consumer staples sector are principally engaged in the businesses of providing consumer goods and services that have non-cyclical characteristics, including tobacco, textiles, food and beverages, and non-discretionary retail goods and services.

The total number of securities in the Underlying Index may vary depending on the capitalization characteristics of the securities that qualify for inclusion in the Underlying Index. The Index Provider weights each security by its momentum score, with higher scoring securities representing a greater weight in the Underlying Index. The Fund generally invests in all of the securities comprising the Underlying Index in proportion to the weightings of the securities in the Underlying Index.

Concentration Policy. The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries. As of April 30, 2018, the Fund had significant exposure to the consumer staples sector. The Fund’s portfolio holdings, and the extent to which it concentrates in any industry or group of industries, are likely to change over time.

Principal Risks of Investing in the Fund

The following summarizes the principal risks of the Fund.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Authorized Participant Concentration Risk. Only authorized participants (“APs”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that those APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities underlying the Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with processing creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units (as defined below), this may result in a significantly diminished trading market for Shares, which may be more likely to trade at a premium or discount to the Fund’s net asset value (“NAV”) and to face trading halts and/or delisting.

Consumer Staples Sector Risk. Changes in the worldwide economy, consumer spending, competition, demographics and consumer preferences, exploration and production spending may adversely affect companies in the consumer staples sector. Companies in this sector also are affected by changes in government regulation, world events and economic conditions, as well as natural and man-made disasters and political, social or labor unrest that affect production and distribution of consumer staple products.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that the Fund holds. In addition, equity risk includes the risk that investor sentiment toward particular industries will become negative. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs, that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, the Fund would not necessarily buy or sell a security unless that security is added or removed,

32

respectively, from its Underlying Index, even if that security generally is underperforming.

Industry Concentration Risk. In following its methodology, the Underlying Index from time to time will be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the Underlying Index concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund faces more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or sector may be out of favor and underperform other industries or the market as a whole.

Issuer-Specific Changes Risk. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund’s NAV.

Momentum Investing Risk. The momentum style of investing is subject to the risk that the securities may be more volatile than the market as a whole, or that the returns on securities that previously have exhibited price momentum are less than returns on other styles of investing. Momentum can turn quickly, and stocks that previously have exhibited high momentum may not experience continued positive momentum. In addition, there may be periods when the momentum style of investing is out of favor and therefore, the investment performance of the Fund may suffer.

Non-Correlation Risk. The Fund’s return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Performance

The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund’s average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied from year to year and by showing how the Fund’s average annual total returns compared with a broad measure of market performance and additional indexes with characteristics relevant to the Fund. The Fund’s performance reflects fee waivers, if any, absent which performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.invesco.com/ETFs.

Annual Total Returns—Calendar Years

The Fund’s year-to-date total return for the six months ended June 30, 2018 was 9.20%.

Best Quarter	Worst Quarter
16.59% (2nd Quarter 2009)	(17.36)% (4th Quarter 2008)

Average Annual Total Returns for the Periods Ended December 31, 2017

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	1 Year	5 Years	10 Years
Return Before Taxes	21.40%	15.67%	10.66%
Return After Taxes on Distributions	21.30%	15.34%	10.36%
Return After Taxes on Distributions and Sale of Fund Shares	12.19%	12.60%	8.78%
Dorsey Wright® Consumer Staples Technical Leaders Index(1) (reflects no deduction for fees, expenses or taxes)	22.15%	N/A	N/A
Blended-Dorsey Wright® Consumer Staples Technical Leaders Index(2) (reflects no deduction for fees, expenses or taxes)	22.15%	16.40%	11.40%
S&P 500® Consumer Staples Index (reflects no deduction for fees, expenses or taxes)	13.49%	13.27%	10.07%

33

(1)

Effective February 19, 2014, the Fund changed its underlying index from the Dynamic Consumer Staples Sector IntellidexSM Index to the DWA Consumer Staples Technical LeadersTM Index. Effective July 1, 2015, DWA Consumer Staples Technical LeadersTM Index changed its name to Dorsey Wright® Consumer Staples Technical Leaders Index. Prior to the commencement date of March 18, 2013, performance for the Dorsey Wright® Consumer Staples Technical Leaders Index is not available.

(2)

The “Blended-Dorsey Wright® Consumer Staples Technical Leaders Index” reflects the performance of the Dynamic Consumer Staples Sector IntellidexSM Index prior to February 19, 2014, and the Dorsey Wright® Consumer Staples Technical Leaders Index thereafter.

Management of the Fund

Investment Adviser. Invesco Capital Management LLC (the “Adviser”).

Portfolio Managers. The following individuals are responsible jointly and primarily for the day-to-day management of the Fund’s portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Director of Portfolio Management of the Adviser and Vice President of the Trust	June 2007
Michael Jeanette	Senior Portfolio Manager of the Adviser	August 2008
Tony Seisser	Portfolio Manager of the Adviser	August 2014
Jonathan Nixon	Portfolio Manager of the Adviser	February 2015

Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only with APs and only in large blocks of 50,000 Shares (each block of Shares is called a “Creation Unit”) or multiples thereof (“Creation Unit Aggregations”), generally in exchange for the deposit or delivery of a basket of securities. However, the Fund also reserves the right to permit or require Creation Units to be issued in exchange for cash. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.

Individual Shares may be purchased and sold only on a national securities exchange through brokers. Shares are listed for trading on The Nasdaq Stock Market and because the Shares will trade at market prices rather than NAV, Shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).

Tax Information

The Fund’s distributions generally are taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from such account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund’s distributor or its related companies may pay the intermediary for certain Fund-related activities, including those that are designed to make the intermediary more knowledgeable about exchange traded products, such as the Fund, as well as for marketing, education or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s web-site for more information.

34

PXI	Invesco DWA Energy Momentum ETF

Summary Information

Investment Objective

The Invesco DWA Energy Momentum ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the Dorsey Wright® Energy Technical Leaders Index (the “Underlying Index”).

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%
Other Expenses	0.28%
Total Annual Fund Operating Expenses	0.78%
Fee Waivers and Expense Assumption(1)	0.18%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	0.60%

(1)

Invesco Capital Management LLC (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, offering costs, taxes, Acquired Fund Fees and Expenses, if applicable, and extraordinary expenses) from exceeding 0.60% of the Fund’s average daily net assets per year (the “Expense Cap”) until at least August 31, 2019, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The fees waived and/or expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fees were waived or the expenses were incurred, but no recapture payment will be made by the Fund if it would result in the Fund exceeding (i) the Expense Cap or (ii) the expense cap in effect at the time the fees and/or expenses subject to recapture were waived and/or borne by the Adviser.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption in the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years	5 Years	10 Years
$61	$231	$416	$949

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 95% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund’s in-kind creations and redemptions.

35

Principal Investment Strategies

The Fund generally will invest at least 90% of its total assets in the securities that comprise the Underlying Index. The Underlying Index is composed of at least 30 securities of companies in the energy sector that have powerful relative strength or “momentum” characteristics. Dorsey, Wright & Associates, LLC (“Dorsey Wright” or the “Index Provider”) selects these securities from approximately 2,000 of the largest constituents by market capitalization within the NASDAQ US Benchmark Index. “Relative strength” is an investing technique that seeks to determine the strongest performing securities by measuring certain factors, such as a security’s relative performance against the overall market or a security’s relative strength value, which is derived by comparing the rate of increase of the security’s price as compared to that of a benchmark index.

Strictly in accordance with its guidelines and mandated procedures, the Index Provider uses a proprietary methodology to analyze the relative strength of each security within the universe of eligible securities and determine a “momentum” score. In general, momentum is the tendency of an investment to exhibit persistence in its relative performance; a “momentum” style of investing emphasizes investing in securities that have had better recent performance compared to other securities. The momentum score for each security included in the Underlying Index is based on intermediate and long-term upward price movements of the security as compared to a representative benchmark and other eligible securities within the universe.

After giving each eligible security a momentum score, the Index Provider selects at least 30 securities with the highest momentum scores from the energy sector, as determined by the Index Provider, for inclusion in the Underlying Index. Companies in the energy sector are principally engaged in the business of producing, distributing or servicing energy-related products, including oil and gas exploration and production, refining, oil services, pipeline, and solar, wind and other non-oil based energy.

The total number of securities in the Underlying Index may vary depending on the capitalization characteristics of the securities that qualify for inclusion in the Underlying Index. The Index Provider weights each security by its momentum score, with higher scoring securities representing a greater weight in the Underlying Index. The Fund generally invests in all of the securities comprising the Underlying Index in proportion to the weightings of the securities in the Underlying Index.

Concentration Policy. The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries. As of April 30, 2018, the Fund had significant exposure to the energy sector and the oil & gas exploration & production and the oil & gas refining & marketing industries. The Fund’s portfolio holdings, and the extent to which it concentrates in any industry or group of industries, are likely to change over time.

Principal Risks of Investing in the Fund

The following summarizes the principal risks of the Fund.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Authorized Participant Concentration Risk. Only authorized participants (“APs”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that those APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities underlying the Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with processing creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units (as defined below), this may result in a significantly diminished trading market for Shares, which may be more likely to trade at a premium or discount to the Fund’s net asset value (“NAV”) and to face trading halts and/or delisting.

Energy Sector Risk. Changes in worldwide energy prices, exploration and production spending may adversely affect companies in the energy sector. In addition, changes in government regulation, world events and economic conditions can affect these companies. These companies also are at risk of civil liability from accidents resulting in injury, loss of life or property, pollution or other environmental damage claims and risk of loss from terrorism and natural disasters. Commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources, development of alternative energy sources, technological developments and labor relations also could affect companies in this sector.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that the Fund holds. In addition, equity risk includes the risk that investor sentiment toward particular industries will become negative. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs, that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

36

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, the Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming.

Industry Concentration Risk. In following its methodology, the Underlying Index from time to time will be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the Underlying Index concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund faces more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or sector may be out of favor and underperform other industries or the market as a whole.

Issuer-Specific Changes Risk. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund’s NAV.

Momentum Investing Risk. The momentum style of investing is subject to the risk that the securities may be more volatile than the market as a whole, or that the returns on securities that previously have exhibited price momentum are less than returns on other styles of investing. Momentum can turn quickly, and stocks that previously have exhibited high momentum may not experience continued positive momentum. In addition, there may be periods when the momentum style of investing is out of favor and therefore, the investment performance of the Fund may suffer.

Non-Correlation Risk. The Fund’s return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Oil & Gas Exploration & Production and Oil & Gas Refining & Marketing Industries Risk. The profitability of companies in the oil & gas exploration & production and oil & gas refining & marketing industries may be affected adversely by changes in worldwide energy prices, exploration and production spending. Changes in economic conditions, government regulation and events in the regions in which the companies operate (e.g., expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and repatriation of capital, military coups, social unrest, violence or labor unrest, and terrorism and natural disasters) also affect companies in these industries. In addition, these companies are at risk for environmental damage claims. Companies in these industries be adversely affected by commodity price volatility, changes in exchange rates, interest rates, imposition of import controls, increased competition, depletion of resources, development of alternative energy sources, energy conservation efforts, technological developments and labor relations. Companies in these industries may have significant capital investments in, or engage in transactions involving, emerging market countries, which may heighten these risks.

Performance

The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund’s average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied from year to year and by showing how the Fund’s average annual total returns compared with a broad measure of market performance and additional indexes with characteristics relevant to the Fund. The Fund’s performance reflects fee waivers, if any, absent which performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.invesco.com/ETFs.

Annual Total Returns—Calendar Years

The Fund’s year-to-date total return for the six months ended June 30, 2018 was 9.33%.

Best Quarter	Worst Quarter
29.88% (2nd Quarter 2009)	(38.20)% (4th Quarter 2008)

37

Average Annual Total Returns for the Periods Ended December 31, 2017

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	1 Year	5 Years	10 Years
Return Before Taxes	(8.43)%	(0.59)%	1.86%
Return After Taxes on Distributions	(8.63)%	(0.84)%	1.67%
Return After Taxes on Distributions and Sale of Fund Shares	(4.65)%	(0.44)%	1.47%
Dorsey Wright® Energy Technical Leaders Index(1) (reflects no deduction for fees, expenses or taxes)	(7.94)%	N/A	N/A
Blended-Dorsey Wright® Energy Technical Leaders Index(2) (reflects no deduction for fees, expenses or taxes)	(7.94)%	(0.02)%	2.46%
S&P 500® Energy Index (reflects no deduction for fees, expenses or taxes)	(1.01)%	2.78%	1.16%

(1)

Effective February 19, 2014, the Fund changed its underlying index from the Dynamic Energy Sector IntellidexSM Index to the DWA Energy Technical LeadersTM Index. Effective July 1, 2015, DWA Energy Technical LeadersTM Index changed its name to Dorsey Wright® Energy Technical Leaders Index. Prior to the commencement date of March 18, 2013, performance for the Dorsey Wright® Energy Technical Leaders Index is not available.

(2)

The “Blended-Dorsey Wright® Energy Technical Leaders Index” reflects performance of the Dynamic Energy Sector IntellidexSM Index prior to February 19, 2014, and the Dorsey Wright® Energy Technical Leaders Index thereafter.

Management of the Fund

Investment Adviser. Invesco Capital Management LLC (the “Adviser”).

Portfolio Managers. The following individuals are responsible jointly and primarily for the day-to-day management of the Fund’s portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Director of Portfolio Management of the Adviser and Vice President of the Trust	June 2007
Michael Jeanette	Senior Portfolio Manager of the Adviser	August 2008
Tony Seisser	Portfolio Manager of the Adviser	August 2014
Jonathan Nixon	Portfolio Manager of the Adviser	February 2015

Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only with APs and only in large blocks of 50,000 Shares (each block of Shares is called a “Creation Unit”) or multiples thereof (“Creation Unit Aggregations”), generally in exchange for the deposit or delivery of a basket of securities. However, the Fund also reserves the right to permit or require Creation Units to be issued in exchange for cash. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.

Individual Shares may be purchased and sold only on a national securities exchange through brokers. Shares are listed for trading on The Nasdaq Stock Market and because the Shares will trade at market prices rather than NAV, Shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).

Tax Information

The Fund’s distributions generally are taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from such account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund’s distributor or its related companies may pay the intermediary for certain Fund-related activities, including those that are designed to make the intermediary more knowledgeable about exchange traded products, such as the Fund, as well as for marketing, education or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s web-site for more information.

38

PFI	Invesco DWA Financial Momentum ETF

Summary Information

Investment Objective

The Invesco DWA Financial Momentum ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the Dorsey Wright® Financials Technical Leaders Index (the “Underlying Index”).

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%
Other Expenses	0.25%
Total Annual Fund Operating Expenses	0.75%
Fee Waivers and Expense Assumption(1)	0.15%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	0.60%

(1)

Invesco Capital Management LLC (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, offering costs, taxes, Acquired Fund Fees and Expenses, if applicable, and extraordinary expenses) from exceeding 0.60% of the Fund’s average daily net assets per year (the “Expense Cap”) until at least August 31, 2019, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The fees waived and/or expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fees were waived or the expenses were incurred, but no recapture payment will be made by the Fund if it would result in the Fund exceeding (i) the Expense Cap or (ii) the expense cap in effect at the time the fees and/or expenses subject to recapture were waived and/or borne by the Adviser.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption in the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years	5 Years	10 Years
$61	$225	$402	$916

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 105% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund’s in-kind creations and redemptions.

39

Principal Investment Strategies

The Fund generally will invest at least 90% of its total assets in the securities that comprise the Underlying Index. The Underlying Index is composed of at least 30 securities of companies in the financials sector that have powerful relative strength or “momentum” characteristics. Dorsey, Wright & Associates, LLC (“Dorsey Wright” or the “Index Provider”) selects these securities from approximately 2,000 of the largest constituents by market capitalization within the NASDAQ US Benchmark Index. “Relative strength” is an investing technique that seeks to determine the strongest performing securities by measuring certain factors, such as a security’s relative performance against the overall market or a security’s relative strength value, which is derived by comparing the rate of increase of the security’s price as compared to that of a benchmark index.

Strictly in accordance with its guidelines and mandated procedures, the Index Provider uses a proprietary methodology to analyze the relative strength of each security within the universe of eligible securities and determine a “momentum” score. In general, momentum is the tendency of an investment to exhibit persistence in its relative performance; a “momentum” style of investing emphasizes investing in securities that have had better recent performance compared to other securities. The momentum score for each security included in the Underlying Index is based on intermediate and long-term upward price movements of the security as compared to a representative benchmark and other eligible securities within the universe.

After giving each eligible security a momentum score, the Index Provider selects at least 30 securities with the highest momentum scores from the financial sector, as determined by the Index Provider, for inclusion in the Underlying Index. Companies in the financial services sector are principally engaged in the business of providing services and products, including banking, investment services, insurance and real estate finance services.

The total number of securities in the Underlying Index may vary depending on the capitalization characteristics of the securities that qualify for inclusion in the Underlying Index. The Index Provider weights each security by its momentum score, with higher scoring securities representing a greater weight in the Underlying Index. The Fund generally invests in all of the securities comprising the Underlying Index in proportion to the weightings of the securities in the Underlying Index.

Concentration Policy. The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries. As of April 30, 2018, the Fund had significant exposure to the financials sector and regional banks industry. The Fund’s portfolio holdings, and the extent to which it concentrates in any industry or group of industries, are likely to change over time.

Principal Risks of Investing in the Fund

The following summarizes the principal risks of the Fund.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Authorized Participant Concentration Risk. Only authorized participants (“APs”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that those APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities underlying the Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with processing creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units (as defined below), this may result in a significantly diminished trading market for Shares, which may be more likely to trade at a premium or discount to the Fund’s net asset value (“NAV”) and to face trading halts and/or delisting.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that the Fund holds. In addition, equity risk includes the risk that investor sentiment toward particular industries will become negative. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs, that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Financials Sector Risk. The market value of securities of issuers in the financials sector can be affected by factors such as adverse regulatory or economic occurrences affecting the financials sector, availability of credit, fluctuations in asset values, unstable interest rates, increased competition, continuing consolidations and development of new products and structures. Furthermore, increased government involvement in financial institutions, including measures such as taking ownership positions in such institutions, could result in a dilution in the value of the shares held by shareholders in such institutions.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, the Fund would not necessarily buy

40

or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming.

Industry Concentration Risk. In following its methodology, the Underlying Index from time to time will be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the Underlying Index concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund faces more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or sector may be out of favor and underperform other industries or the market as a whole.

Issuer-Specific Changes Risk. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund’s NAV.

Momentum Investing Risk. The momentum style of investing is subject to the risk that the securities may be more volatile than the market as a whole, or that the returns on securities that previously have exhibited price momentum are less than returns on other styles of investing. Momentum can turn quickly, and stocks that previously have exhibited high momentum may not experience continued positive momentum. In addition, there may be periods when the momentum style of investing is out of favor and therefore, the investment performance of the Fund may suffer.

Non-Correlation Risk. The Fund’s return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Portfolio Turnover Risk. The Fund may engage in frequent trading of its portfolio securities in connection with the rebalancing or adjustment of the Underlying Index. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for the Fund. While a high portfolio turnover rate can result in an increase in taxable capital gain distributions to the Fund’s shareholders, the Fund will seek to utilize the in-kind creation and redemption mechanism (described below) to minimize realization of capital gains to the extent possible.

Regional Banks Industry Risk. The Fund may be susceptible to adverse economic or regulatory occurrences affecting the regional banks industry. Banks are subject to extensive government regulation that may affect the scope of their activities, their profitability, the prices that they can charge and the amount of capital that they must maintain. In addition, unstable interest rates can have a disproportionate effect on the banking industry; banks whose securities the Fund may purchase may themselves have concentrated portfolios of loans or investments that make them vulnerable to economic conditions that affect that industry. Increased competition also may adversely affect the profitability or viability of banks.

Performance

The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund’s average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied from year to year and by showing how the Fund’s average annual total returns compared with a broad measure of market performance and additional indexes with characteristics relevant to the Fund. The Fund’s performance reflects fee waivers, if any, absent which performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.invesco.com/ETFs.

41

Annual Total Returns—Calendar Years

The Fund’s year-to-date total return for the six months ended June 30, 2018 was (0.67)%.

Best Quarter	Worst Quarter
16.82% (4th Quarter 2011)	(23.14)% (1st Quarter 2009)

Average Annual Total Returns for the Periods Ended December 31, 2017

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	1 Year	5 Years	10 Years
Return Before Taxes	14.82%	12.07%	4.81%
Return After Taxes on Distributions	14.72%	11.68%	4.52%
Return After Taxes on Distributions and Sale of Fund Shares	8.47%	9.56%	3.78%
Dorsey Wright® Financials Technical Leaders Index(1) (reflects no deduction for fees, expenses or taxes)	15.64%	N/A	N/A
Blended-Dorsey Wright® Financials Technical Leaders Index(2) (reflects no deduction for fees, expenses or taxes)	15.64%	12.86%	5.61%
S&P 500® Financials Index (reflects no deduction for fees, expenses or taxes)	22.18%	18.21%	3.78%

(1)

Effective February 19, 2014, the Fund changed its underlying index from the Dynamic Financial Sector IntellidexSM Index to the DWA Financials Technical LeadersTM Index. Effective July 1, 2015, DWA Financials Technical LeadersTM Index changed its name to Dorsey Wright® Financials Technical Leaders Index. Prior to the commencement date of March 18, 2013, performance for the Dorsey Wright® Financials Technical Leaders Index is not available.

(2)

The “Blended-Dorsey Wright® Financials Technical Leaders Index” reflects the performance of the Dynamic Financial Sector IntellidexSM Index prior to February 19, 2014, and the Dorsey Wright® Financials Technical Leaders Index thereafter.

Management of the Fund

Investment Adviser. Invesco Capital Management LLC (the “Adviser”).

Portfolio Managers. The following individuals are responsible jointly and primarily for the day-to-day management of the Fund’s portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Director of Portfolio Management of the Adviser and Vice President of the Trust	June 2007
Michael Jeanette	Senior Portfolio Manager of the Adviser	August 2008
Tony Seisser	Portfolio Manager of the Adviser	August 2014
Jonathan Nixon	Portfolio Manager of the Adviser	February 2015

Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only with APs and only in large blocks of 50,000 Shares (each block of Shares is called a “Creation Unit”) or multiples thereof (“Creation Unit Aggregations”), generally in exchange for the deposit or delivery of a basket of securities. However, the Fund also reserves the right to permit or require Creation Units to be issued in exchange for cash. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.

Individual Shares may be purchased and sold only on a national securities exchange through brokers. Shares are listed for trading on The Nasdaq Stock Market and because the Shares will trade at market prices rather than NAV, Shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).

Tax Information

The Fund’s distributions generally are taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from such account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund’s distributor or its related companies may pay the intermediary for certain Fund-related activities, including those that are designed to make the intermediary more knowledgeable about exchange traded products, such as the Fund, as well as for marketing, education or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s web-site for more information.

42

PTH	Invesco DWA Healthcare Momentum ETF

Summary Information

Investment Objective

The Invesco DWA Healthcare Momentum ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the Dorsey Wright® Healthcare Technical Leaders Index (the “Underlying Index”).

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%
Other Expenses	0.23%
Total Annual Fund Operating Expenses	0.73%
Fee Waivers and Expense Assumption(1)	0.13%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	0.60%

(1)

Invesco Capital Management LLC (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, offering costs, taxes, Acquired Fund Fees and Expenses, if applicable, and extraordinary expenses) from exceeding 0.60% of the Fund’s average daily net assets per year (the “Expense Cap”) until at least August 31, 2019, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The fees waived and/or expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fees were waived or the expenses were incurred, but no recapture payment will be made by the Fund if it would result in the Fund exceeding (i) the Expense Cap or (ii) the expense cap in effect at the time the fees and/or expenses subject to recapture were waived and/or borne by the Adviser.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption in the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years	5 Years	10 Years
$61	$220	$393	$894

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 130% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund’s in-kind creations and redemptions.

43

Principal Investment Strategies

The Fund generally will invest at least 90% of its total assets in the securities that comprise the Underlying Index. The Underlying Index is composed of at least 30 securities of companies in the healthcare sector that have powerful relative strength or “momentum” characteristics. Dorsey, Wright & Associates, LLC (“Dorsey Wright” or the “Index Provider”) selects these securities from approximately 2,000 of the largest constituents by market capitalization within the NASDAQ US Benchmark Index. “Relative strength” is an investing technique that seeks to determine the strongest performing securities by measuring certain factors, such as a security’s relative performance against the overall market or a security’s relative strength value, which is derived by comparing the rate of increase of the security’s price as compared to that of a benchmark index.

Strictly in accordance with its guidelines and mandated procedures, the Index Provider uses a proprietary methodology to analyze the relative strength of each security within the universe of eligible securities and determine a “momentum” score. In general, momentum is the tendency of an investment to exhibit persistence in its relative performance; a “momentum” style of investing emphasizes investing in securities that have had better recent performance compared to other securities. The momentum score for each security included in the Underlying Index is based on intermediate and long-term upward price movements of the security as compared to a representative benchmark and other eligible securities within the universe.

After giving each eligible security a momentum score, the Index Provider selects at least 30 securities with the highest momentum scores from the healthcare sector, as determined by the Index Provider, for inclusion in the Underlying Index. Companies in the healthcare sector are principally engaged in the business of providing healthcare-related products and services, including biotechnology, pharmaceuticals, medical technology and supplies, and facilities.

The total number of securities in the Underlying Index may vary depending on the capitalization characteristics of the securities that qualify for inclusion in the Underlying Index. The Index Provider weights each security by its momentum score, with higher scoring securities representing a greater weight in the Underlying Index. The Fund generally invests in all of the securities comprising the Underlying Index in proportion to the weightings of the securities in the Underlying Index.

Concentration Policy. The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries. As of April 30, 2018, the Fund had significant exposure to the health care sector and the biotechnology industry. The Fund’s portfolio holdings, and the extent to which it concentrates in any industry or group of industries, are likely to change over time.

Principal Risks of Investing in the Fund

The following summarizes the principal risks of the Fund.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Authorized Participant Concentration Risk. Only authorized participants (“APs”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that those APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities underlying the Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with processing creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units (as defined below), this may result in a significantly diminished trading market for Shares, which may be more likely to trade at a premium or discount to the Fund’s net asset value (“NAV”) and to face trading halts and/or delisting.

Biotechnology Industry Risk. The biotechnology industry can be significantly affected by patent considerations, including the termination of patent protections for their products, intense competition both domestically and internationally, rapid technological change and obsolescence, government regulation and expensive insurance costs due to the risk of product liability lawsuits. In addition, the biotechnology industry is an emerging growth industry, and therefore biotechnology companies may be thinly capitalized and more volatile than companies with greater capitalizations. Biotechnology companies must contend with high development costs, which may be exacerbated by the inability to raise prices to cover costs because of managed care pressure, government regulation or price controls.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that the Fund holds. In addition, equity risk includes the risk that investor sentiment toward particular industries will become negative. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs, that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

44

Health Care Sector Risk. Factors such as extensive government regulation, restrictions on government reimbursement for medical expenses, rising costs of medical products, services and facilities, pricing pressure, an increased emphasis on outpatient services, limited number of products, industry innovation, costs associated with obtaining and protecting patents, product liability and other claims, changes in technologies and other market developments can affect companies in the health care sector.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, the Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming.

Industry Concentration Risk. In following its methodology, the Underlying Index from time to time will be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the Underlying Index concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund faces more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or sector may be out of favor and underperform other industries or the market as a whole.

Issuer-Specific Changes Risk. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund’s NAV.

Momentum Investing Risk. The momentum style of investing is subject to the risk that the securities may be more volatile than the market as a whole, or that the returns on securities that previously have exhibited price momentum are less than returns on other styles of investing. Momentum can turn quickly, and stocks that previously have exhibited high momentum may not experience continued positive momentum. In addition, there may be periods when the momentum style of investing is out of favor and therefore, the investment performance of the Fund may suffer.

Non-Correlation Risk. The Fund’s return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Portfolio Turnover Risk. The Fund may engage in frequent trading of its portfolio securities in connection with the rebalancing or adjustment of the Underlying Index. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for the Fund. While a high portfolio turnover rate can result in an increase in taxable capital gain distributions to the Fund’s shareholders, the Fund will seek to utilize the in-kind creation and redemption mechanism (described below) to minimize realization of capital gains to the extent possible.

Performance

The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund’s average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied from year to year and by showing how the Fund’s average annual total returns compared with a broad measure of market performance and additional indexes with characteristics relevant to the Fund. The Fund’s performance reflects fee waivers, if any, absent which performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.invesco.com/ETFs.

Annual Total Returns—Calendar Years

The year-to-date total return for the six months ended June 30, 2018 was 21.39%.

Best Quarter	Worst Quarter
17.89% (3rd Quarter 2016)	(22.18)% (4th Quarter 2008)

45

Average Annual Total Returns for the Periods Ended December 31, 2017

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	1 Year	5 Years	10 Years
Return Before Taxes	50.11%	16.99%	9.34%
Return After Taxes on Distributions	50.11%	16.97%	9.30%
Return After Taxes on Distributions and Sale of Fund Shares	28.36%	13.79%	7.68%
Dorsey Wright® Healthcare Technical Leaders Index(1) (reflects no deduction for fees, expenses or taxes)	50.84%	N/A	N/A
Blended-Dorsey Wright® Healthcare Technical Leaders Index(2) (reflects no deduction for fees, expenses or taxes)	50.84%	17.77%	10.11%
S&P 500® Health Care Index (reflects no deduction for fees, expenses or taxes)	22.08%	17.62%	11.02%

(1)

Effective February 19, 2014, the Fund changed its underlying index from the Dynamic Healthcare Sector IntellidexSM Index to the DWA Healthcare Technical LeadersTM Index. Effective July 1, 2015, DWA Healthcare Technical LeadersTM Index changed its name to Dorsey Wright® Healthcare Technical Leaders Index. Prior to the commencement date of March 18, 2013, performance for the Dorsey Wright® Healthcare Technical Leaders Index is not available.

(2)

The Blended—Dorsey Wright® Healthcare Technical Leaders Index reflects the performance of the Dynamic Healthcare Sector IntellidexSM Index prior to February 19, 2014, and the Dorsey Wright® Healthcare Technical Leaders Index thereafter.

Management of the Fund

Investment Adviser. Invesco Capital Management LLC (the “Adviser”).

Portfolio Managers. The following individuals are responsible jointly and primarily for the day-to-day management of the Fund’s portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Director of Portfolio Management of the Adviser and Vice President of the Trust	June 2007
Michael Jeanette	Senior Portfolio Manager of the Adviser	August 2008
Tony Seisser	Portfolio Manager of the Adviser	August 2014
Jonathan Nixon	Portfolio Manager of the Adviser	February 2015

Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only with APs and only in large blocks of 50,000 Shares (each block of Shares is called a “Creation Unit”) or multiples thereof (“Creation Unit Aggregations”), generally in exchange for the deposit or delivery of a basket of securities. However, the Fund also reserves the right to permit or require Creation Units to be issued in exchange for cash. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.

Individual Shares may be purchased and sold only on a national securities exchange through brokers. Shares are listed for trading on The Nasdaq Stock Market and because the Shares will trade at market prices rather than NAV, Shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).

Tax Information

The Fund’s distributions generally are taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from such account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund’s distributor or its related companies may pay the intermediary for certain Fund-related activities, including those that are designed to make the intermediary more knowledgeable about exchange traded products, such as the Fund, as well as for marketing, education or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s web-site for more information.

46

PRN	Invesco DWA Industrials Momentum ETF

Summary Information

Investment Objective

The Invesco DWA Industrials Momentum ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the Dorsey Wright® Industrials Technical Leaders Index (the “Underlying Index”).

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%
Other Expenses	0.14%
Total Annual Fund Operating Expenses	0.64%
Fee Waivers and Expense Assumption(1)	0.04%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	0.60%

(1)

Invesco Capital Management LLC (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, offering costs, taxes, Acquired Fund Fees and Expenses, if applicable, and extraordinary expenses) from exceeding 0.60% of the Fund’s average daily net assets per year (the “Expense Cap”) until at least August 31, 2019, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The fees waived and/or expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fees were waived or the expenses were incurred, but no recapture payment will be made by the Fund if it would result in the Fund exceeding (i) the Expense Cap or (ii) the expense cap in effect at the time the fees and/or expenses subject to recapture were waived and/or borne by the Adviser.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption in the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years	5 Years	10 Years
$61	$201	$353	$795

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 106% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund’s in-kind creations and redemptions.

47

Principal Investment Strategies

The Fund generally will invest at least 90% of its total assets in the securities that comprise the Underlying Index. The Underlying Index is composed of at least 30 securities of companies in the industrials sector that have powerful relative strength or “momentum” characteristics. Dorsey, Wright & Associates, LLC (“Dorsey Wright” or the “Index Provider”) selects these securities from approximately 2,000 of the largest constituents by market capitalization within the NASDAQ US Benchmark Index. “Relative strength” is an investing technique that seeks to determine the strongest performing securities by measuring certain factors, such as a security’s relative performance against the overall market or a security’s relative strength value, which is derived by comparing the rate of increase of the security’s price as compared to that of a benchmark index.

Strictly in accordance with its guidelines and mandated procedures, the Index Provider uses a proprietary methodology to analyze the relative strength of each security within the universe of eligible securities and determine a “momentum” score. In general, momentum is the tendency of an investment to exhibit persistence in its relative performance; a “momentum” style of investing emphasizes investing in securities that have had better recent performance compared to other securities. The momentum score for each security included in the Underlying Index is based on intermediate and long-term upward price movements of the security as compared to a representative benchmark and other eligible securities within the universe.

After giving each eligible security a momentum score, the Index Provider selects at least 30 securities with the highest momentum scores from the industrials sector, as determined by the Index Provider, for inclusion in the Underlying Index. Companies in the industrials sector are principally engaged in the business of providing industrial products and services, including engineering, heavy machinery, construction, electrical equipment, aerospace and defense and general manufacturing products and services.

The total number of securities in the Underlying Index may vary depending on the capitalization characteristics of the securities that qualify for inclusion in the Underlying Index. The Index Provider weights each security by its momentum score, with higher scoring securities representing a greater weight in the Underlying Index. The Fund generally invests in all of the securities comprising the Underlying Index in proportion to the weightings of the securities in the Underlying Index.

Concentration Policy. The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries. As of April 30, 2018, the Fund had significant exposure to the industrials sector. The Fund’s portfolio holdings, and the extent to which it concentrates in any industry or group of industries, are likely to change over time.

Principal Risks of Investing in the Fund

The following summarizes the principal risks of the Fund.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Authorized Participant Concentration Risk. Only authorized participants (“APs”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that those APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities underlying the Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with processing creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units (as defined below), this may result in a significantly diminished trading market for Shares, which may be more likely to trade at a premium or discount to the Fund’s net asset value (“NAV”) and to face trading halts and/or delisting.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that the Fund holds. In addition, equity risk includes the risk that investor sentiment toward particular industries will become negative. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs, that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, the Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming.

Industrials Sector Risk. Changes in government regulation, world events and economic conditions may adversely affect companies in the industrials sector. In addition, these companies are at risk for environmental and product liability damage claims. Also, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources,

48

technological developments and labor relations could adversely affect the companies in this sector.

Industry Concentration Risk. In following its methodology, the Underlying Index from time to time will be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the Underlying Index concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund faces more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or sector may be out of favor and underperform other industries or the market as a whole.

Issuer-Specific Changes Risk. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund’s NAV.

Momentum Investing Risk. The momentum style of investing is subject to the risk that the securities may be more volatile than the market as a whole, or that the returns on securities that previously have exhibited price momentum are less than returns on other styles of investing. Momentum can turn quickly, and stocks that previously have exhibited high momentum may not experience continued positive momentum. In addition, there may be periods when the momentum style of investing is out of favor and therefore, the investment performance of the Fund may suffer.

Non-Correlation Risk. The Fund’s return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Portfolio Turnover Risk. The Fund may engage in frequent trading of its portfolio securities in connection with the rebalancing or adjustment of the Underlying Index. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for the Fund. While a high portfolio turnover rate can result in an increase in taxable capital gain distributions to the Fund’s shareholders, the Fund will seek to utilize the in-kind creation and redemption mechanism (described below) to minimize realization of capital gains to the extent possible.

Performance

The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund’s average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied from year to year and by showing how the Fund’s average annual total returns compared with a broad measure of market performance and additional indexes with characteristics relevant to the Fund. The Fund’s performance reflects fee waivers, if any, absent which performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.invesco.com/ETFs.

Annual Total Returns—Calendar Years

The Fund’s year-to-date total return for the six months ended June 30, 2018 was (1.91)%.

Best Quarter	Worst Quarter
21.71% (2nd Quarter 2009)	(24.78)% (3rd Quarter 2011)

Average Annual Total Returns for the Periods Ended December 31, 2017

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

49

	1 Year	5 Years	10 Years
Return Before Taxes	22.48%	14.12%	7.95%
Return After Taxes on Distributions	22.29%	13.98%	7.78%
Return After Taxes on Distributions and Sale of Fund Shares	12.86%	11.34%	6.45%
Dorsey Wright® Industrials Technical Leaders Index(1) (reflects no deduction for fees, expenses or taxes)	23.29%	N/A	N/A
Blended-Dorsey Wright® Industrials Technical Leaders Index(2) (reflects no deduction for fees, expenses or taxes)	23.29%	14.88%	8.84%
S&P 500® Industrials Index (reflects no deduction for fees, expenses or taxes)	21.03%	16.72%	8.62%

(1)

Effective February 19, 2014, the Fund changed its underlying index from the Dynamic Industrials Sector IntellidexSM Index to the DWA Industrials Technical LeadersTM Index. Effective July 1, 2015, DWA Industrials Technical LeadersTM Index changed its name to Dorsey Wright® Industrials Technical Leaders Index. Prior to the commencement date of March 18, 2013, performance for the Dorsey Wright® Industrials Technical Leaders Index is not available.

(2)

The Blended-Dorsey Wright® Industrials Technical Leaders Index reflects the performance of the Dynamic Industrials Sector IntellidexSM Index prior to February 19, 2014, and the Dorsey Wright® Industrials Technical Leaders Index thereafter.

Management of the Fund

Investment Adviser. Invesco Capital Management LLC (the “Adviser”).

Portfolio Managers. The following individuals are responsible jointly and primarily for the day-to-day management of the Fund’s portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Director of Portfolio Management of the Adviser and Vice President of the Trust	June 2007
Michael Jeanette	Senior Portfolio Manager of the Adviser	August 2008
Tony Seisser	Portfolio Manager of the Adviser	August 2014
Jonathan Nixon	Portfolio Manager of the Adviser	February 2015

Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only with APs and only in large blocks of 50,000 Shares (each block of Shares is called a “Creation Unit”) or multiples thereof (“Creation Unit Aggregations”), generally in exchange for the deposit or delivery of a basket of securities. However, the Fund also reserves the right to permit or require Creation Units to be issued in exchange for cash. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.

Individual Shares may be purchased and sold only on a national securities exchange through brokers. Shares are listed for trading on The Nasdaq Stock Market and because the Shares will trade at market prices rather than NAV, Shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).

Tax Information

The Fund’s distributions generally are taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from such account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund’s distributor or its related companies may pay the intermediary for certain Fund-related activities, including those that are designed to make the intermediary more knowledgeable about exchange traded products, such as the Fund, as well as for marketing, education or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s web-site for more information.

50

PDP	Invesco DWA Momentum ETF

Summary Information

Investment Objective

The Invesco DWA Momentum ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the Dorsey Wright® Technical Leaders Index (the “Underlying Index”).

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%
Other Expenses	0.13%
Total Annual Fund Operating Expenses	0.63%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years	5 Years	10 Years
$64	$202	$351	$786

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 68% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund’s in-kind creations and redemptions.

Principal Investment Strategies

The Fund generally will invest at least 90% of its total assets in securities that comprise the Underlying Index. The Underlying Index is composed of approximately 100 securities from an eligible universe of approximately 1,000 securities of the largest constituents by market capitalization within the NASDAQ US Benchmark Index. Dorsey, Wright & Associates, LLC (“Dorsey Wright” or the “Index Provider”) selects securities for the Underlying Index pursuant to a proprietary selection methodology that is designed to identify companies that demonstrate powerful relative strength characteristics. “Relative strength” is an investing technique that seeks to determine the strongest performing securities by measuring certain factors, such as a security’s relative performance against the overall market over a set period, or a security’s relative strength value, which is derived by comparing the rate of increase of the security’s price as compared to that of a benchmark index.

51

Strictly in accordance with its guidelines and mandated procedures, the Index Provider uses a proprietary methodology to analyze the relative strength of each security within the universe of eligible securities and determine a “momentum” score. In general, momentum is the tendency of an investment to exhibit persistence in its relative performance; a “momentum” style of investing emphasizes investing in securities that have had better recent performance compared to other securities. The momentum score for each security included in the Underlying Index is based on intermediate and long-term upward price movements of the security as compared to a representative benchmark index.

After giving each eligible security a momentum score, the Index Provider selects approximately 100 securities with the highest momentum scores from the universe of eligible securities for inclusion in the Underlying Index.

The Underlying Index will contain approximately 100 securities. The Index Provider weights each security by its momentum score, with higher scoring securities representing a greater weight in the Underlying Index. The Fund generally invests in all of the securities comprising the Underlying Index in proportion to the weightings of the securities in the Underlying Index.

Concentration Policy. The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries. As of April 30, 2018, the Fund had significant exposure to the information technology sector. The Fund’s portfolio holdings, and the extent to which it concentrates in any industry or group of industries, are likely to change over time.

Principal Risks of Investing in the Fund

The following summarizes the principal risks of the Fund.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Authorized Participant Concentration Risk. Only authorized participants (“APs”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that those APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities underlying the Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with processing creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units (as defined below), this may result in a significantly diminished trading market for Shares, which may be more likely to trade at a premium or discount to the Fund’s net asset value (“NAV”) and to face trading halts and/or delisting.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that the Fund holds. In addition, equity risk includes the risk that investor sentiment toward particular industries will become negative. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs, that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, the Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming.

Industry Concentration Risk. In following its methodology, the Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the Underlying Index concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund faces more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or sector may be out of favor and underperform other industries or the market as a whole.

Information Technology Sector Risk. Factors such as the failure to obtain, or delays in obtaining, financing or regulatory approval, intense competition, product compatibility, consumer preferences, corporate capital expenditure, rapid obsolescence, competition from alternative technologies, and research and development of new products may significantly affect the market value of securities of issuers in the information technology sector.

52

Issuer-Specific Changes Risk. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund’s NAV.

Mid-Capitalization Company Risk. Investing in securities of mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often mid-capitalization companies and the industries in which they focus are still evolving, and, as a result, they may be more sensitive to changing market conditions.

Momentum Investing Risk. The momentum style of investing is subject to the risk that the securities may be more volatile than the market as a whole, or that the returns on securities that previously have exhibited price momentum are less than returns on other styles of investing. Momentum can turn quickly, and stocks that previously have exhibited high momentum may not experience continued positive momentum. In addition, there may be periods when the momentum style of investing is out of favor and therefore, the investment performance of the Fund may suffer.

Non-Correlation Risk. The Fund’s return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Performance

The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund’s average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied from year to year and by showing how the Fund’s average annual total returns compared with a broad measure of market performance and an additional index with characteristics relevant to the Fund. The Fund’s performance reflects fee waivers, if any, absent which performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.invesco.com/ETFs.

Annual Total Returns—Calendar Years

The Fund’s year-to-date total return for the six months ended June 30, 2018 was 7.29%.

Best Quarter	Worst Quarter
22.37% (3rd Quarter 2009)	(24.93)% (3rd Quarter 2008)

Average Annual Total Returns for the Periods Ended December 31, 2017

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	1 Year	5 Years	10 Years
Return Before Taxes	23.37%	13.54%	7.02%
Return After Taxes on Distributions	23.28%	13.43%	6.93%
Return After Taxes on Distributions and Sale of Fund Shares	13.29%	10.86%	5.67%
Dorsey Wright® Technical Leaders Index (reflects no deduction for fees, expenses or taxes)	24.18%	N/A	N/A
Blended-Dorsey Wright® Technical Leaders Index(1) (reflects no deduction for fees, expenses or taxes)	24.18%	14.08%	7.18%
Russell 3000® Growth Index (reflects no deduction for fees, expenses or taxes)	29.59%	17.16%	9.93%

(1)

The “Blended-Dorsey Wright® Technical Leaders Index” is composed of price only return (which reflects no dividends paid by the component companies of the index) prior to December 31, 2013 and total return (which reflects dividends paid by the component of the companies of the index) thereafter.

Management of the Fund

Investment Adviser. Invesco Capital Management LLC (the “Adviser”).

53

Portfolio Managers. The following individuals are responsible jointly and primarily for the day-to-day management of the Fund’s portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Director of Portfolio Management of the Adviser and Vice President of the Trust	June 2007
Michael Jeanette	Senior Portfolio Manager of the Adviser	August 2008
Tony Seisser	Portfolio Manager of the Adviser	August 2014
Jonathan Nixon	Portfolio Manager of the Adviser	February 2015

Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only with APs and only in large blocks of 50,000 Shares (each block of Shares is called a “Creation Unit”) or multiples thereof (“Creation Unit Aggregations”), generally in exchange for the deposit or delivery of a basket of securities. However, the Fund also reserves the right to permit or require Creation Units to be issued in exchange for cash. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.

Individual Shares may be purchased and sold only on a national securities exchange through brokers. Shares are listed for trading on The Nasdaq Stock Market and because the Shares will trade at market prices rather than NAV, Shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).

Tax Information

The Fund’s distributions generally are taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from such account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund’s distributor or its related companies may pay the intermediary for certain Fund-related activities, including those that are designed to make the intermediary more knowledgeable about exchange traded products, such as the Fund, as well as for marketing, education or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s web-site for more information.

54

DWAQ	Invesco DWA NASDAQ Momentum ETF

Summary Information

Investment Objective

The Invesco DWA NASDAQ Momentum ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the Dorsey Wright® NASDAQ Technical Leaders Index (the “Underlying Index”).

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%
Other Expenses	0.32%
Total Annual Fund Operating Expenses	0.82%
Fee Waivers and Expense Assumption(1)	0.22%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	0.60%

(1)

Invesco Capital Management LLC (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, taxes, Acquired Fund Fees and Expenses, if applicable, and extraordinary expenses) from exceeding 0.60% of the Fund’s average daily net assets per year (the “Expense Cap”) until at least August 31, 2019, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The expenses borne by the Adviser are not subject to recapture by the Adviser.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption in the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that retail investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years	5 Years	10 Years
$61	$240	$433	$993

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 80% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund’s in-kind creations and redemptions.

55

Principal Investment Strategies

The Fund generally will invest at least 90% of its total assets in the securities that comprise the Underlying Index. The Underlying Index is composed of approximately 100 securities from an eligible universe of approximately 1,000 of the largest capitalization companies whose securities are included within the NASDAQ US Benchmark Index, except US-listed American depositary receipts (“ADRs”) or foreign securities that trade on The Nasdaq Stock Market. Dorsey, Wright & Associates, LLC (“Dorsey Wright” or the “Index Provider”) selects securities for the Underlying Index pursuant to a proprietary selection methodology that is designed to identify companies that demonstrate powerful relative strength characteristics. “Relative strength” is an investing technique that seeks to determine the strongest performing securities by measuring certain factors, such as a security’s relative performance against the overall market over a set period, or a security’s relative strength value, which is derived by comparing the rate of increase of the security’s price as compared to that of a benchmark index.

Strictly in accordance with its guidelines and mandated procedures, the Index Provider uses a proprietary methodology to analyze the relative strength of each security within the universe of eligible securities and determine a “momentum” score for each security within the universe of eligible securities. In general, momentum is the tendency of an investment to exhibit persistence in its relative performance; a “momentum” style of investing emphasizes investing in securities that have had better recent performance compared to other securities. The momentum score for each security included in the Underlying Index is based on intermediate and long-term upward price movements of the security as compared to a representative benchmark index.

After giving each eligible security a momentum score, the Index Provider selects approximately 100 securities with the highest momentum scores from the universe of eligible securities for inclusion in the Underlying Index.

The Index Provider weights each security by its momentum score, with higher scoring securities representing a greater weight in the Underlying Index. The Fund generally invests in all of the securities comprising the Underlying Index in proportion to the weightings of the securities in the Underlying Index.

Concentration Policy. The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries. As of April 30, 2018, the Fund had significant exposure to the information technology sector. The Fund’s portfolio holdings, and the extent to which it concentrates in any industry or group of industries, are likely to change over time.

Principal Risks of Investing in the Fund

The following summarizes the principal risks of the Fund.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

ADR Risk. ADRs are certificates that evidence ownership of shares of a foreign issuer and are alternatives to purchasing directly underlying foreign securities in their national markets and currencies. However, ADRs may be subject to certain of the risks associated with direct investments in the securities of foreign companies. Moreover, ADRs may not track the price of the underlying foreign securities on which they are based, and their value may change materially at times when U.S. markets are not open for trading.

Authorized Participant Concentration Risk. Only authorized participants (“APs”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that those APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities underlying the Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with processing creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units (as defined below), this may result in a significantly diminished trading market for Shares, which may be more likely to trade at a premium or discount to the Fund’s net asset value (“NAV”) and to face trading halts and/or delisting.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that the Fund holds. In addition, equity risk includes the risk that investor sentiment toward particular industries will become negative. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs, that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, the Fund would not necessarily buy or sell a security unless that security is added or removed,

56

respectively, from its Underlying Index, even if that security generally is underperforming.

Industry Concentration Risk. In following its methodology, the Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the Underlying Index concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund faces more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or sector may be out of favor and underperform other industries or the market as a whole.

Information Technology Sector Risk. Factors such as the failure to obtain, or delays in obtaining, financing or regulatory approval, intense competition, product compatibility, consumer preferences, corporate capital expenditure, rapid obsolescence, competition from alternative technologies, and research and development of new products may significantly affect the market value of securities of issuers in the information technology sector.

Issuer-Specific Changes Risk. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund’s NAV.

Momentum Investing Risk. The momentum style of investing is subject to the risk that the securities may be more volatile than the market as a whole, or that the returns on securities that previously have exhibited price momentum are less than returns on other styles of investing. Momentum can turn quickly, and stocks that previously have exhibited high momentum may not experience continued positive momentum. In addition, there may be periods when the momentum style of investing is out of favor and therefore, the investment performance of the Fund may suffer.

Non-Correlation Risk. The Fund’s return may not match the return of the Underlying Index for a number of reasons. For example, the

Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Performance

The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund’s average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied from year to year and by showing how the Fund’s average annual total returns compared with a broad measure of market performance and additional indexes with characteristics relevant to the Fund. The Fund’s performance reflects fee waivers, if any, absent which performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.invesco.com/ETFs.

Annual Total Returns—Calendar Years

The Fund’s year-to-date total return for the six months ended June 30, 2018 was 8.06%.

Best Quarter	Worst Quarter
14.17% (3rd Quarter 2009)	(21.64)% (4th Quarter 2008)

Average Annual Total Returns for the Periods Ended December 31, 2017

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

57

	1 Year	5 Years	10 Years
Return Before Taxes	30.99%	16.22%	7.11%
Return After Taxes on Distributions	30.96%	16.18%	7.05%
Return After Taxes on Distributions and Sale of Fund Shares	17.57%	13.13%	5.76%
Dorsey Wright® NASDAQ Technical Leaders Index(1) (reflects no deduction for fees, expenses or taxes)	31.84%	17.86%	N/A
Blended-Dorsey Wright® NASDAQ Technical Leaders Index(2) (reflects no deduction for fees, expenses or taxes)	31.84%	17.04%	7.84%
NASDAQ Composite Index (reflects no deduction for fees, expenses or taxes)	29.64%	19.40%	11.26%

(1)

Effective February 19, 2014, the Fund changed its underlying index from the Dynamic OTC IntellidexSM Index to the Dorsey Wright® NASDAQ Technical Leaders Index. Prior to the commencement date of December 31, 2010, performance for the Dorsey Wright® NASDAQ Technical Leaders Index is not available.

(2)

The “Blended-Dorsey Wright® NASDAQ Technical Leaders Index” reflects performance of the Dynamic OTC IntellidexSM Index prior to February 19, 2014 and the Dorsey Wright® NASDAQ Technical Leaders Index thereafter.

Management of the Fund

Investment Adviser. Invesco Capital Management LLC (the “Adviser”).

Portfolio Managers. The following individuals are responsible jointly and primarily for the day-to-day management of the Fund’s portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Director of Portfolio Management of the Adviser and Vice President of the Trust	June 2007
Michael Jeanette	Senior Portfolio Manager of the Adviser	August 2008
Tony Seisser	Portfolio Manager of the Adviser	August 2014
Jonathan Nixon	Portfolio Manager of the Adviser	February 2015

Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only with APs and only in large blocks of 50,000 Shares (each block of Shares is called a “Creation Unit”) or multiples thereof (“Creation Unit Aggregations”), generally in exchange for the deposit or delivery of a basket of securities. However, the Fund also reserves the right to permit or require Creation Units to be issued in exchange for cash. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.

Individual Shares may be purchased and sold only on a national securities exchange through brokers. Shares are listed for trading on The Nasdaq Stock Market and because the Shares will trade at market prices rather than NAV, Shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).

Tax Information

The Fund’s distributions generally are taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from such account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund’s distributor or its related companies may pay the intermediary for certain Fund-related activities, including those that are designed to make the intermediary more knowledgeable about exchange traded products, such as the Fund, as well as for marketing, education or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s web-site for more information.

58

PTF	Invesco DWA Technology Momentum ETF

Summary Information

Investment Objective

The Invesco DWA Technology Momentum ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the Dorsey Wright® Technology Technical Leaders Index (the “Underlying Index”).

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%
Other Expenses	0.24%
Total Annual Fund Operating Expenses	0.74%
Fee Waivers and Expense Assumption(1)	0.14%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	0.60%

(1)

Invesco Capital Management LLC (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, offering costs, taxes, Acquired Fund Fees and Expenses, if applicable, and extraordinary expenses) from exceeding 0.60% of the Fund’s average daily net assets per year (the “Expense Cap”) until at least August 31, 2019, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The fees waived and/or expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fees were waived or the expenses were incurred, but no recapture payment will be made by the Fund if it would result in the Fund exceeding (i) the Expense Cap or (ii) the expense cap in effect at the time the fees and/or expenses subject to recapture were waived and/or borne by the Adviser.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption in the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years	5 Years	10 Years
$61	$222	$398	$905

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 107% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund’s in-kind creations and redemptions.

59

Principal Investment Strategies

The Fund generally will invest at least 90% of its total assets in the securities that comprise the Underlying Index. The Underlying Index is composed of at least 30 securities of companies in the technology sector that have powerful relative strength or “momentum” characteristics. Dorsey, Wright & Associates, LLC (“Dorsey Wright” or the “Index Provider”) selects these securities from approximately 2,000 of the largest constituents by market capitalization within the NASDAQ US Benchmark Index. “Relative strength” is an investing technique that seeks to determine the strongest performing securities by measuring certain factors, such as a security’s relative performance against the overall market or a security’s relative strength value, which is derived by comparing the rate of increase of the security’s price as compared to that of a benchmark index.

Strictly in accordance with its guidelines and mandated procedures, the Index Provider uses a proprietary methodology to analyze the relative strength of each security within the universe of eligible securities and determine a “momentum” score. In general, momentum is the tendency of an investment to exhibit persistence in its relative performance; a “momentum” style of investing emphasizes investing in securities that have had better recent performance compared to other securities. The momentum score for each security included in the Underlying Index is based on intermediate and long-term upward price movements of the security as compared to a representative benchmark and other eligible securities within the universe.

After giving each eligible security a momentum score, the Index Provider selects at least 30 securities with the highest momentum scores from the technology sector, as determined by the Index Provider, for inclusion in the Underlying Index. Companies in the technology sector are principally engaged in the business of providing technology-related products and services, including computer hardware and software, Internet, electronics and semiconductors, and wireless communication technologies.

The total number of securities in the Underlying Index may vary depending on the capitalization characteristics of the securities that qualify for inclusion in the Underlying Index. The Index Provider weights each security by its momentum score, with higher scoring securities representing a greater weight in the Underlying Index. The Fund generally invests in all of the securities comprising the Underlying Index in proportion to the weightings of the securities in the Underlying Index.

Concentration Policy. The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries. As of April 30, 2018, the Fund had significant exposure to the information technology sector. The Fund’s portfolio holdings, and the extent to which it concentrates in any industry or group of industries, are likely to change over time.

Principal Risks of Investing in the Fund

The following summarizes the principal risks of the Fund.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Authorized Participant Concentration Risk. Only authorized participants (“APs”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that those APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities underlying the Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with processing creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units (as defined below), this may result in a significantly diminished trading market for Shares, which may be more likely to trade at a premium or discount to the Fund’s net asset value (“NAV”) and to face trading halts and/or delisting.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that the Fund holds. In addition, equity risk includes the risk that investor sentiment toward particular industries will become negative. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs, that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, the Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming.

Industry Concentration Risk. In following its methodology, the Underlying Index from time to time will be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the Underlying Index concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments

60

in an industry or sector, the Fund faces more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or sector may be out of favor and underperform other industries or the market as a whole.

Information Technology Sector Risk. Factors such as the failure to obtain, or delays in obtaining, financing or regulatory approval, intense competition, product compatibility, consumer preferences, corporate capital expenditure, rapid obsolescence, competition from alternative technologies, and research and development of new products may significantly affect the market value of securities of issuers in the information technology sector.

Issuer-Specific Changes Risk. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund’s NAV.

Momentum Investing Risk. The momentum style of investing is subject to the risk that the securities may be more volatile than the market as a whole, or that the returns on securities that previously have exhibited price momentum are less than returns on other styles of investing. Momentum can turn quickly, and stocks that previously have exhibited high momentum may not experience continued positive momentum. In addition, there may be periods when the momentum style of investing is out of favor and therefore, the investment performance of the Fund may suffer.

Non-Correlation Risk. The Fund’s return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Portfolio Turnover Risk. The Fund may engage in frequent trading of its portfolio securities in connection with the rebalancing or adjustment of the Underlying Index. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for the Fund. While a high portfolio turnover rate can result in an increase in taxable capital gain distributions to the Fund’s shareholders, the Fund will seek to utilize the in-kind creation and redemption mechanism (described below) to minimize realization of capital gains to the extent possible.

Performance

The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund’s average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied from year to year and by showing how the Fund’s average annual total returns compared with a broad measure of market performance and additional indexes with characteristics relevant to the Fund. The Fund’s performance reflects fee waivers, if any, absent which performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.invesco.com/ETFs.

Annual Total Returns—Calendar Years

The Fund’s year-to-date total return for the six months ended June 30, 2018 was 14.22%.

Best Quarter	Worst Quarter
18.83% (1st Quarter 2012)	(25.73)% (4th Quarter 2008)

Average Annual Total Returns for the Periods Ended December 31, 2017

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

61

	1 Year	5 Years	10 Years
Return Before Taxes	31.14%	15.01%	6.97%
Return After Taxes on Distributions	31.13%	14.95%	6.93%
Return After Taxes on Distributions and Sale of Fund Shares	17.64%	12.10%	5.65%
Dorsey Wright® Technology Technical Leaders Index(1) (reflects no deduction for fees, expenses or taxes)	31.83%	N/A	N/A
Blended-Dorsey Wright® Technology Technical Leaders Index(2) (reflects no deduction for fees, expenses or taxes)	31.83%	15.71%	7.69%
S&P 500® Information Technology Index (reflects no deduction for fees, expenses or taxes)	38.83%	20.90%	11.90%

(1)

Effective February 19, 2014, the Fund changed its underlying index from the Dynamic Technology Sector IntellidexSM Index to the DWA Technology Technical LeadersTM Index. Effective July 1, 2015, DWA Technology Technical LeadersTM Index changed its name to Dorsey Wright® Technology Technical Leaders Index. Prior to the commencement date of March 18, 2013, performance for the Dorsey Wright® Technology Technical Leaders Index is not available.

(2)

The “Blended-Dorsey Wright® Technology Technical Leaders Index” reflects the performance of the Dynamic Technology Sector IntellidexSM Index prior to February 19, 2014, and the Dorsey Wright® Technology Technical Leaders Index thereafter.

Management of the Fund

Investment Adviser. Invesco Capital Management LLC (the “Adviser”).

Portfolio Managers. The following individuals are responsible jointly and primarily for the day-to-day management of the Fund’s portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Director of Portfolio Management of the Adviser and Vice President of the Trust	June 2007
Michael Jeanette	Senior Portfolio Manager of the Adviser	August 2008
Tony Seisser	Portfolio Manager of the Adviser	August 2014
Jonathan Nixon	Portfolio Manager of the Adviser	February 2015

Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only with APs and only in large blocks of 50,000 Shares (each block of Shares is called a “Creation Unit”) or multiples thereof (“Creation Unit Aggregations”), generally in exchange for the deposit or delivery of a basket of securities. However, the Fund also reserves the right to permit or require Creation Units to be issued in exchange for cash. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.

Individual Shares may be purchased and sold only on a national securities exchange through brokers. Shares are listed for trading on The Nasdaq Stock Market and because the Shares will trade at market prices rather than NAV, Shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).

Tax Information

The Fund’s distributions generally are taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from such account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund’s distributor or its related companies may pay the intermediary for certain Fund-related activities, including those that are designed to make the intermediary more knowledgeable about exchange traded products, such as the Fund, as well as for marketing, education or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s web-site for more information.

62

PUI	Invesco DWA Utilities Momentum ETF

Summary Information

Investment Objective

The Invesco DWA Utilities Momentum ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the Dorsey Wright® Utilities Technical Leaders Index (the “Underlying Index”).

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%
Other Expenses	0.33%
Total Annual Fund Operating Expenses	0.83%
Fee Waivers and Expense Assumption(1)	0.23%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	0.60%

(1)

Invesco Capital Management LLC (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, offering costs, taxes, Acquired Fund Fees and Expenses, if applicable, and extraordinary expenses) from exceeding 0.60% of the Fund’s average daily net assets per year (the “Expense Cap”) until at least August 31, 2019, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The fees waived and/or expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fees were waived or the expenses were incurred, but no recapture payment will be made by the Fund if it would result in the Fund exceeding (i) the Expense Cap or (ii) the expense cap in effect at the time the fees and/or expenses subject to recapture were waived and/or borne by the Adviser.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption in the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years	5 Years	10 Years
$61	$242	$438	$1,004

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 41% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund’s in-kind creations and redemptions.

63

Principal Investment Strategies

The Fund generally will invest at least 90% of its total assets in the securities that comprise the Underlying Index. The Underlying Index is composed of at least 30 securities of companies in the utilities sector that have powerful relative strength or “momentum” characteristics. Dorsey, Wright & Associates, LLC (“Dorsey Wright” or the “Index Provider”) selects these securities from approximately 2,000 of the largest constituents by market capitalization within the NASDAQ US Benchmark Index. “Relative strength” is an investing technique that seeks to determine the strongest performing securities by measuring certain factors, such as a security’s relative performance against the overall market or a security’s relative strength value, which is derived by comparing the rate of increase of the security’s price as compared to that of a benchmark index.

Strictly in accordance with its guidelines and mandated procedures, the Index Provider uses a proprietary methodology to analyze the relative strength of each security within the universe of eligible securities and determine a “momentum” score. In general, momentum is the tendency of an investment to exhibit persistence in its relative performance; a “momentum” style of investing emphasizes investing in securities that have had better recent performance compared to other securities. The momentum score for each security included in the Underlying Index is based on intermediate and long-term upward price movements of the security as compared to a representative benchmark and other eligible securities within the universe.

After giving each eligible security a momentum score, the Index Provider selects at least 30 securities with the highest momentum scores from the utilities sector, as determined by the Index Provider, for inclusion in the Underlying Index. Companies in the utilities sector are principally engaged in providing energy, water, natural gas or telecommunications services. These companies may include companies that generate and supply electricity, including electricity wholesalers; distribute natural gas to customers; provide water to customers, as well as deal with associated wastewater; and provide land line telephone services.

The total number of securities in the Underlying Index may vary depending on the capitalization characteristics of the securities that qualify for inclusion in the Underlying Index. The Index Provider weights each security by its momentum score, with higher scoring securities representing a greater weight in the Underlying Index. The Fund generally invests in all of the securities comprising the Underlying Index in proportion to the weightings of the securities in the Underlying Index.

Concentration Policy. The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries. As of April 30, 2018, the Fund had significant exposure to the utilities sector and the electric utilities and multi-utilities industries. The Fund’s portfolio holdings, and the extent to which it concentrates in any industry or group of industries, are likely to change over time.

Principal Risks of Investing in the Fund

The following summarizes the principal risks of the Fund.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Authorized Participant Concentration Risk. Only authorized participants (“APs”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that those APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities underlying the Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with processing creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units (as defined below), this may result in a significantly diminished trading market for Shares, which may be more likely to trade at a premium or discount to the Fund’s net asset value (“NAV”) and to face trading halts and/or delisting.

Electric Utilities and Multi-Utilities Industries Risk. The prices of securities in the electric utilities and multi-utilities industries may fluctuate significantly due to supply and demand, governmental regulation and environmental issues, economic conditions generally affecting electric and utilities companies, competitive pressures due to deregulation in the electric and utilities industries, increased sensitivity to the cost of energy production, and environmental factors such as conservation of natural resources or pollution control. Legislative or regulatory changes and increased government supervision may also affect companies in these industries.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that the Fund holds. In addition, equity risk includes the risk that investor sentiment toward particular industries will become negative. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs, that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

64

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, the Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming.

Industry Concentration Risk. In following its methodology, the Underlying Index from time to time will be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the Underlying Index concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund faces more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or sector may be out of favor and underperform other industries or the market as a whole.

Issuer-Specific Changes Risk. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund’s NAV.

Momentum Investing Risk. The momentum style of investing is subject to the risk that the securities may be more volatile than the market as a whole, or that the returns on securities that previously have exhibited price momentum are less than returns on other styles of investing. Momentum can turn quickly, and stocks that previously have exhibited high momentum may not experience continued positive momentum. In addition, there may be periods when the momentum style of investing is out of favor and therefore, the investment performance of the Fund may suffer.

Non-Correlation Risk. The Fund’s return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Utilities Sector Risk. Issuers in the utilities sector are subject to a variety of factors that may adversely affect their business or operations, including high interest costs associated with capital construction and improvement programs; difficulty in raising adequate capital on reasonable terms in periods of high inflation and unsettled capital markets; governmental regulation of rates the issuer can charge to customers; costs associated with compliance, and adjusting to changes to, environmental and other regulations; effects of economic slowdowns and surplus capacity; increased competition from other providers of utility services; inexperience with, and potential losses resulting from, a developing deregulatory environment; costs associated with the reduced availability of certain types of fuel, occasionally reduced availability and high costs of natural gas for resale, and the effects of energy conservation policies; effects of a national energy policy and lengthy delays, and greatly increased costs and other problems, associated with the design, construction, licensing, regulation and operation of nuclear facilities for electric generation, including, among other considerations, the problems associated with the use of radioactive materials and the disposal of radioactive wastes; technological innovations that may render existing plants, equipment or products obsolete; difficulty in obtaining regulatory approval of new technologies; lack of compatibility of telecommunications equipment; and potential impact of terrorist activities on the utility industry and its customers and the impact of natural or man-made disasters. Issuers in the utilities sector also may be subject to regulation by various governmental authorities and may be affected by the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards.

Performance

The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund’s average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied from year to year and by showing how the Fund’s average annual total returns compared with a broad measure of market performance and additional indexes with characteristics relevant to the Fund. The Fund’s performance reflects fee waivers, if any, absent which performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.invesco.com/ETFs.

65

Annual Total Returns—Calendar Years

The Fund’s year-to-date total return for the six months ended June 30, 2018 was 0.55%.

Best Quarter	Worst Quarter
14.37% (1st Quarter 2016)	(13.70)% (1st Quarter 2009)

Average Annual Total Returns for the Periods Ended December 31, 2017

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	1 Year	5 Years	10 Years
Return Before Taxes	11.65%	12.95%	6.67%
Return After Taxes on Distributions	10.87%	12.21%	6.06%
Return After Taxes on Distributions and Sale of Fund Shares	7.23%	10.27%	5.30%
Dorsey Wright® Utilities Technical Leaders Index(1) (reflects no deduction for fees, expenses or taxes)	12.27%	N/A	N/A
Blended-Dorsey Wright® Utilities Technical Leaders Index(2) (reflects no deduction for fees, expenses or taxes)	12.27%	13.66%	7.45%
S&P 500® Utilities Index (reflects no deduction for fees, expenses or taxes)	12.11%	12.62%	6.31%

(1)

Effective February 19, 2014, the Fund changed its underlying index from the Dynamic Utilities IntellidexSM Index to the DWA Utilities Technical LeadersTM Index. Effective July 1, 2015, DWA Utilities Technical LeadersTM Index changed its name to Dorsey Wright® Utilities Technical Leaders Index. Prior to the commencement date of March 18, 2013, performance for the Dorsey Wright® Utilities Technical Leaders Index is not available.

(2)

The “Blended-Dorsey Wright® Utilities Technical Leaders Index” reflects the performance of the Dynamic Utilities Sector IntellidexSM Index prior to February 19, 2014, and the Dorsey Wright® Utilities Technical Leaders Index thereafter.

Management of the Fund

Investment Adviser. Invesco Capital Management LLC (the “Adviser”).

Portfolio Managers. The following individuals are responsible jointly and primarily for the day-to-day management of the Fund’s portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Director of Portfolio Management of the Adviser and Vice President of the Trust	June 2007
Michael Jeanette	Senior Portfolio Manager of the Adviser	August 2008
Tony Seisser	Portfolio Manager of the Adviser	August 2014
Jonathan Nixon	Portfolio Manager of the Adviser	February 2015

Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only with APs and only in large blocks of 50,000 Shares (each block of Shares is called a “Creation Unit”) or multiples thereof (“Creation Unit Aggregations”), generally in exchange for the deposit or delivery of a basket of securities. However, the Fund also reserves the right to permit or require Creation Units to be issued in exchange for cash. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.

Individual Shares may be purchased and sold only on a national securities exchange through brokers. Shares are listed for trading on The Nasdaq Stock Market and because the Shares will trade at market prices rather than NAV, Shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).

Tax Information

The Fund’s distributions generally are taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from such account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund’s distributor or its related companies may pay the intermediary for certain Fund-related activities, including those that are designed to make the intermediary more knowledgeable about exchange traded products, such as the Fund, as well as for marketing, education or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s web-site for more information.

66

PBE	Invesco Dynamic Biotechnology & Genome ETF

Summary Information

Investment Objective

The Invesco Dynamic Biotechnology & Genome ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the Dynamic Biotech & Genome IntellidexSM Index (the “Underlying Intellidex”).

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%
Other Expenses	0.09%
Total Annual Fund Operating Expenses	0.59%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years	5 Years	10 Years
$60	$189	$329	$738

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 141% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund’s in-kind creations and redemptions.

Principal Investment Strategies

The Fund generally will invest at least 90% of its total assets in common stocks of biotechnology companies and genome companies that comprise the Underlying Intellidex. As of June 30, 2018, the Underlying Intellidex was composed of common stocks of 30 U.S. biotechnology and genome companies. These companies are engaged principally in the research, development, manufacture and marketing and distribution of various biotechnological products, services and processes, and are companies that benefit significantly from scientific and technological advances in biotechnology and genetic engineering and research. These companies may include, for example, companies involved in the research, development or production of pharmaceuticals, including veterinary drugs.

Strictly in accordance with its guidelines and mandated procedures, ICE Data Indices, LLC (“ICE Data” or the “Intellidex Provider”) includes common stocks of biotechnology and

67

genome companies in the Underlying Intellidex principally on the basis of their capital appreciation potential, which ICE Data identifies pursuant to a proprietary selection methodology.

The Fund generally invests in all of the securities comprising its Underlying Intellidex in proportion to their weightings in the Underlying Intellidex. The Fund is “non-diversified” and therefore is not required to meet certain diversification requirements under the Investment Company Act of 1940, as amended.

Concentration Policy. The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Intellidex reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries. As of April 30, 2018, the Fund had significant exposure to the biotechnology and genome industry. The Fund’s portfolio holdings, and the extent to which it concentrates in any industry or group of industries, are likely to change over time.

Principal Risks of Investing in the Fund

The following summarizes the principal risks of the Fund.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Authorized Participant Concentration Risk. Only authorized participants (“APs”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that those APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities underlying the Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with processing creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units (as defined below), this may result in a significantly diminished trading market for Shares, which may be more likely to trade at a premium or discount to the Fund’s net asset value (“NAV”) and to face trading halts and/or delisting.

Biotechnology and Genome Industry Risk. The biotechnology and genome industry can be significantly affected by patent considerations, including the termination of patent protections for their products, intense competition both domestically and internationally, rapid technological change and obsolescence, government regulation and expensive insurance costs due to the risk of product liability lawsuits. In addition, the biotechnology and genome industry is an emerging growth industry, and therefore biotechnology and genome companies may be thinly capitalized and more volatile than companies with greater capitalizations. Biotechnology and genome companies must contend with high development costs, which may be exacerbated by the inability to raise prices to cover costs because of managed care pressure, government regulation or price controls.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that the Fund holds. In addition, equity risk includes the risk that investor sentiment toward particular industries will become negative. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs, that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Intellidex. Therefore, the Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Intellidex, even if that security generally is underperforming.

Industry Concentration Risk. In following its methodology, the Underlying Intellidex from time to time will be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the Underlying Intellidex concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund faces more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or sector may be out of favor and underperform other industries or the market as a whole.

Issuer-Specific Changes Risk. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

Market Risk. Securities in the Underlying Intellidex are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Intellidex.

68

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund’s NAV.

Non-Correlation Risk. The Fund’s return may not match the return of the Underlying Intellidex for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Intellidex. In addition, the performance of the Fund and the Underlying Intellidex may vary due to asset valuation differences and differences between the Fund’s portfolio and the Underlying Intellidex resulting from legal restrictions, costs or liquidity constraints.

Non-Diversified Fund Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.

Portfolio Turnover Risk. The Fund may engage in frequent trading of its portfolio securities in connection with the rebalancing or adjustment of the Underlying Index. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for the Fund. While a high portfolio turnover rate can result in an increase in taxable capital gain distributions to the Fund’s shareholders, the Fund will seek to utilize the in-kind creation and redemption mechanism (described below) to minimize realization of capital gains to the extent possible.

Small-and Mid-Capitalization Company Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Performance

The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund’s average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied from year to year and by showing how the Fund’s average annual total returns compared with a broad measure of market performance and an additional index with characteristics relevant to the Fund. The Fund’s performance reflects fee waivers, if any, absent which performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.invesco.com/ETFs.

Annual Total Returns—Calendar Years

The Fund’s year-to-date total return for the six months ended June 30, 2018 was 15.83%.

Best Quarter	Worst Quarter
21.89% (3rd Quarter 2009)	(24.27)% (1st Quarter 2016)

Average Annual Total Returns for the Periods Ended December 31, 2017

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	1 Year	5 Years	10 Years
Return Before Taxes	22.42%	16.22%	10.04%
Return After Taxes on Distributions	22.16%	16.01%	9.94%
Return After Taxes on Distributions and Sale of Fund Shares	12.74%	13.07%	8.28%
Dynamic Biotechnology & Genome IntellidexSM Index (reflects no deduction for fees, expenses or taxes)	22.04%	16.22%	10.53%
S&P Composite 1500® Biotech Index (reflects no deduction for fees, expenses or taxes)	18.88%	20.63%	16.69%

Management of the Fund

Investment Adviser. Invesco Capital Management LLC (the “Adviser”).

69

Portfolio Managers. The following individuals are responsible jointly and primarily for the day-to-day management of the Fund’s portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Director of Portfolio Management of the Adviser and Vice President of the Trust	June 2007
Michael Jeanette	Senior Portfolio Manager of the Adviser	August 2008
Tony Seisser	Portfolio Manager of the Adviser	August 2014
Jonathan Nixon	Portfolio Manager of the Adviser	February 2015

Purchase and Sale of Fund Shares

The Fund issues and redeems Shares at NAV only with APs and only in large blocks of 50,000 Shares (each block of Shares is called a “Creation Unit”) or multiples thereof (“Creation Unit Aggregations”), generally in exchange for the deposit or delivery of a basket of securities. However, the Fund also reserves the right to permit or require Creation Units to be issued in exchange for cash. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.

Individual Shares may be purchased and sold only on a national securities exchange through brokers. Shares are listed for trading on NYSE Arca, Inc. and because Shares will trade at market prices rather than NAV, Shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).

Tax Information

The Fund’s distributions generally are taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from such account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund’s distributor or its related companies may pay the intermediary for certain Fund-related activities, including those that are designed to make the intermediary more knowledgeable about exchange traded products, such as the Fund, as well as for marketing, education or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s web-site for more information.

70

PKB	Invesco Dynamic Building & Construction ETF

Summary Information

Investment Objective

The Invesco Dynamic Building & Construction ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the Dynamic Building & Construction IntellidexSM Index (the “Underlying Intellidex”).

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%
Other Expenses	0.08%
Total Annual Fund Operating Expenses	0.58%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years	5 Years	10 Years
$59	$186	$324	$726

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 143% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund’s in-kind creations and redemptions.

Principal Investment Strategies

The Fund generally will invest at least 90% of its total assets in common stocks of building and construction companies that comprise the Underlying Intellidex. As of June 30, 2018, the Underlying Intellidex was composed of common stocks of 30 U.S. building and construction companies. These companies are engaged primarily in providing construction and related engineering services for building and remodeling residential properties, commercial or industrial buildings, or working on large-scale infrastructure projects, such as highways, tunnels, bridges, dams, power lines and airports. These companies also may include manufacturers of building materials for home improvement and general construction projects and specialized machinery used for building and construction; companies that provide installation, maintenance or repair work; and land developers.

71

Strictly in accordance with its guidelines and mandated procedures, ICE Data Indices, LLC (“ICE Data” or the “Intellidex Provider”) includes common stocks of building and construction companies in the Underlying Intellidex principally on the basis of their capital appreciation potential which ICE Data identifies pursuant to a proprietary selection methodology.

The Fund generally invests in all of the securities comprising its Underlying Intellidex in proportion to their weightings in the Underlying Intellidex. The Fund is “non-diversified” and therefore is not required to meet certain diversification requirements under the Investment Company Act of 1940, as amended.

Concentration Policy. The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Intellidex reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries. As of April 30, 2018, the Fund had significant exposure to the building and construction industry. The Fund’s portfolio holdings, and the extent to which it concentrates in any industry or group of industries, are likely to change over time.

Principal Risks of Investing in the Fund

The following summarizes the principal risks of the Fund.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Authorized Participant Concentration Risk. Only authorized participants (“APs”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that those APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities underlying the Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with processing creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units (as defined below), this may result in a significantly diminished trading market for Shares, which may be more likely to trade at a premium or discount to the Fund’s net asset value (“NAV”) and to face trading halts and/or delisting.

Building and Construction Industry Risk. Companies in the building and construction industry are affected by supply and demand both for their specific products or services and for industrial sector products in general. The building and construction industry also may be significantly affected by changes in government spending, zoning laws, economic conditions, interest rates, taxation, real estate values and overbuilding. The products of companies that operate in the building and construction industry may face obsolescence due to rapid technological developments and frequent new product introduction. In addition, government regulation, world events and economic conditions affect the performance of companies in these industries.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that the Fund holds. In addition, equity risk includes the risk that investor sentiment toward particular industries will become negative. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs, that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Intellidex. Therefore, the Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Intellidex, even if that security generally is underperforming.

Industry Concentration Risk. In following its methodology, the Underlying Intellidex from time to time will be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the Underlying Intellidex concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund faces more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or sector may be out of favor and underperform other industries or the market as a whole.

Issuer-Specific Changes Risk. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

Market Risk. Securities in the Underlying Intellidex are subject to market fluctuations. You should anticipate that the value of the

72

Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Intellidex.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund’s NAV.

Non-Correlation Risk. The Fund’s return may not match the return of the Underlying Intellidex for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Intellidex. In addition, the performance of the Fund and the Underlying Intellidex may vary due to asset valuation differences and differences between the Fund’s portfolio and the Underlying Intellidex resulting from legal restrictions, costs or liquidity constraints.

Non-Diversified Fund Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.

Portfolio Turnover Risk. The Fund may engage in frequent trading of its portfolio securities in connection with the rebalancing or adjustment of the Underlying Index. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for the Fund. While a high portfolio turnover rate can result in an increase in taxable capital gain distributions to the Fund’s shareholders, the Fund will seek to utilize the in-kind creation and redemption mechanism (described below) to minimize realization of capital gains to the extent possible.

Small- and Mid-Capitalization Company Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Performance

The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund’s average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied from year to year and by showing how the Fund’s average annual total returns compared with a broad measure of market performance and an additional index with characteristics relevant to the Fund. The Fund’s performance reflects fee waivers, if any, absent which performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.invesco.com/ETFs.

Annual Total Returns—Calendar Years

The Fund’s year-to-date total return for the six months ended June 30, 2018 was (11.83)%.

Best Quarter	Worst Quarter
20.81% (4th Quarter 2011)	(24.71)% (3rd Quarter 2011)

Average Annual Total Returns for the Periods Ended December 31, 2017

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	1 Year	5 Years	10 Years
Return Before Taxes	24.44%	15.00%	7.45%
Return After Taxes on Distributions	24.38%	14.96%	7.29%
Return After Taxes on Distributions and Sale of Fund Shares	13.87%	12.09%	5.99%
Dynamic Building & Construction IntellidexSM Index (reflects no deduction for fees, expenses or taxes)	25.24%	15.77%	8.28%
S&P Composite 1500® Construction & Engineering Index (reflects no deduction for fees, expenses or taxes)	12.71%	7.68%	0.80%

Management of the Fund

Investment Adviser. Invesco Capital Management LLC (the “Adviser”).

73

Portfolio Managers. The following individuals are responsible jointly and primarily for the day-to-day management of the Fund’s portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Director of Portfolio Management of the Adviser and Vice President of the Trust	June 2007
Michael Jeanette	Senior Portfolio Manager of the Adviser	August 2008
Tony Seisser	Portfolio Manager of the Adviser	August 2014
Jonathan Nixon	Portfolio Manager of the Adviser	February 2015

Purchase and Sale of Fund Shares

The Fund issues and redeems Shares at NAV only with APs and only in large blocks of 50,000 Shares (each block of Shares is called a “Creation Unit”) or multiples thereof (“Creation Unit Aggregations”), generally in exchange for the deposit or delivery of a basket of securities. However, the Fund also reserves the right to permit or require Creation Units to be issued in exchange for cash. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.

Individual Shares may be purchased and sold only on a national securities exchange through brokers. Shares are listed for trading on NYSE Arca, Inc. and because Shares will trade at market prices rather than NAV, Shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).

Tax Information

The Fund’s distributions generally are taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from such account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund’s distributor or its related companies may pay the intermediary for certain Fund-related activities, including those that are designed to make the intermediary more knowledgeable about exchange traded products, such as the Fund, as well as for marketing, education or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s web-site for more information.

74

PXE	Invesco Dynamic Energy Exploration & Production ETF

Summary Information

Investment Objective

The Invesco Dynamic Energy Exploration & Production ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the Dynamic Energy Exploration & Production IntellidexSM Index (the “Underlying Intellidex”).

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%
Other Expenses	0.27%
Total Annual Fund Operating Expenses	0.77%
Fee Waivers and Expense Assumption(1)	0.12%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	0.65%

(1)

Invesco Capital Management LLC (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes, Acquired Fund Fees and Expenses, if applicable, and extraordinary expenses) from exceeding 0.60% of the Fund’s average daily net assets per year (the “Expense Cap”) until at least August 31, 2019, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The fees waived and/or expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fees were waived or the expenses were incurred, but no recapture payment will be made by the Fund if it would result in the Fund exceeding (i) the Expense Cap or (ii) the expense cap in effect at the time the fees and/or expenses subject to recapture were waived and/or borne by the Adviser.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption in the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years	5 Years	10 Years
$66	$234	$416	$943

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 87% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund’s in-kind creations and redemptions.

75

Principal Investment Strategies

The Fund generally will invest at least 90% of its total assets in common stocks of companies engaged in energy exploration and production that comprise the Underlying Intellidex. As of June 30, 2018, the Underlying Intellidex was composed of common stocks of 30 U.S. companies involved in the exploration and production of natural resources used to produce energy. These companies are engaged principally in exploration, extraction and production of crude oil and natural gas from land-based or offshore wells. These companies include petroleum refineries that process the crude oil into finished products, such as gasoline and automotive lubricants, and companies involved in gathering and processing natural gas, and manufacturing natural gas liquid.

Strictly in accordance with its guidelines and mandated procedures, ICE Data Indices, LLC (“ICE Data” or the “Intellidex Provider”) includes common stocks of energy exploration and production companies in the Underlying Intellidex principally on the basis of their capital appreciation potential, which ICE Data identifies pursuant to a proprietary selection methodology.

The Fund generally invests in all of the securities comprising its Underlying Intellidex in proportion to their weightings in the Underlying Intellidex. The Fund is “non-diversified” and therefore is not required to meet certain diversification requirements under the Investment Company Act of 1940, as amended.

Concentration Policy. The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Intellidex reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries. As of April 30, 2018, the Fund had significant exposure to the energy exploration and production industry. The Fund’s portfolio holdings, and the extent to which it concentrates in any industry or group of industries, are likely to change over time.

Principal Risks of Investing in the Fund

The following summarizes the principal risks of the Fund.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Authorized Participant Concentration Risk. Only authorized participants (“APs”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that those APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities underlying the Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with processing creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units (as defined below), this may result in a significantly diminished trading market for Shares, which may be more likely to trade at a premium or discount to the Fund’s net asset value (“NAV”) and to face trading halts and/or delisting.

Energy Exploration and Production Industry Risk. Companies in the energy exploration and production industry are subject to extensive government regulation, which may increase the cost of business and limit these companies’ earnings. In addition, these companies are at risk of civil liability from accidents resulting in injury or loss of life or property, pollution or other environmental damage claims and risk of loss from terrorism and natural disasters. Companies in this industry could be adversely affected by levels and volatility of global energy prices, commodity price volatility, changes in exchange rates and interest rates, imposition of import controls, increased competition, capital expenditures on exploration and production, depletion of resources, development of alternative energy sources and energy conservation efforts, technological developments and labor relations.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that the Fund holds. In addition, equity risk includes the risk that investor sentiment toward particular industries will become negative. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs, that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Intellidex. Therefore, the Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Intellidex, even if that security generally is underperforming.

Industry Concentration Risk. In following its methodology, the Underlying Intellidex from time to time will be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the Underlying Intellidex concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund faces more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the

76

companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or sector may be out of favor and underperform other industries or the market as a whole.

Issuer-Specific Changes Risk. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

Market Risk. Securities in the Underlying Intellidex are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Intellidex.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund’s NAV.

Non-Correlation Risk. The Fund’s return may not match the return of the Underlying Intellidex for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Intellidex. In addition, the performance of the Fund and the Underlying Intellidex may vary due to asset valuation differences and differences between the Fund’s portfolio and the Underlying Intellidex resulting from legal restrictions, costs or liquidity constraints.

Non-Diversified Fund Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.

Oil and Gas Services Industry Risk. The profitability of companies in the oil and gas services industry may be affected adversely by changes in worldwide energy prices, exploration and production spending. Changes in economic conditions, government regulation and events in the regions in which the companies operate (e.g., expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and repatriation of capital, military coups, social unrest, violence or labor unrest, and terrorism and natural disasters) also affect companies in this industry. In addition, these companies are at risk for environmental damage claims. Companies in this industry could be adversely affected by commodity price volatility, changes in exchange rates, interest rates, imposition of import controls, increased competition, depletion of resources, development of alternative energy sources, energy conservation efforts, technological developments and labor relations. Companies in the oil and gas services industry may have significant capital investments in, or engage in transactions involving, emerging market countries, which may heighten these risks.

Small-and Mid-Capitalization Company Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Performance

The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund’s average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied from year to year and by showing how the Fund’s average annual total returns compared with a broad measure of market performance and an additional index with characteristics relevant to the Fund. The Fund’s performance reflects fee waivers, if any, absent which performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.invesco.com/ETFs.

Annual Total Returns—Calendar Years

The Fund’s year-to-date total return for the six months ended June 30, 2018 was 18.73%.

Best Quarter	Worst Quarter
29.80% (2nd Quarter 2008)	(33.65)% (3rd Quarter 2008)

Average Annual Total Returns for the Periods Ended December 31, 2017

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from

77

those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	1 Year	5 Years	10 Years
Return Before Taxes	0.79%	(0.39)%	0.98%
Return After Taxes on Distributions	0.36%	(1.26)%	0.46%
Return After Taxes on Distributions and Sale of Fund Shares	0.71%	(0.47)%	0.69%
Dynamic Energy Exploration & Production IntellidexSM Index (reflects no deduction for fees, expenses or taxes)	1.28%	0.10%	1.59%
S&P Composite 1500® Oil & Gas Exploration & Production Index (reflects no deduction for fees, expenses or taxes)	(7.86)%	(2.22)%	(1.40)%

Management of the Fund

Investment Adviser. Invesco Capital Management LLC (the “Adviser”).

Portfolio Managers. The following individuals are responsible jointly and primarily for the day-to-day management of the Fund’s portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Director of Portfolio Management of the Adviser and Vice President of the Trust	June 2007
Michael Jeanette	Senior Portfolio Manager of the Adviser	August 2008
Tony Seisser	Portfolio Manager of the Adviser	August 2014
Jonathan Nixon	Portfolio Manager of the Adviser	February 2015

Purchase and Sale of Fund Shares

The Fund issues and redeems Shares at NAV only with APs and only in large blocks of 50,000 Shares (each block of Shares is called a “Creation Unit”) or multiples thereof (“Creation Unit Aggregations”), generally in exchange for the deposit or delivery of a basket of securities. However, the Fund also reserves the right to permit or require Creation Units to be issued in exchange for cash. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.

Individual Shares may be purchased and sold only on a national securities exchange through brokers. Shares are listed for trading on NYSE Arca, Inc. and because Shares will trade at market prices rather than NAV, Shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).

Tax Information

The Fund’s distributions generally are taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from such account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund’s distributor or its related companies may pay the intermediary for certain Fund-related activities, including those that are designed to make the intermediary more knowledgeable about exchange traded products, such as the Fund, as well as for marketing, education or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s web-site for more information.

78

PBJ	Invesco Dynamic Food & Beverage ETF

Summary Information

Investment Objective

The Invesco Dynamic Food & Beverage ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the Dynamic Food & Beverage IntellidexSM Index (the “Underlying Intellidex”).

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%
Other Expenses	0.15%
Total Annual Fund Operating Expenses	0.65%
Fee Waivers and Expense Assumption(1)	0.02%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	0.63%

(1)

Invesco Capital Management LLC (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes, Acquired Fund Fees and Expenses, if applicable, and extraordinary expenses) from exceeding 0.60% of the Fund’s average daily net assets per year (the “Expense Cap”) until at least August 31, 2019, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The fees waived and/or expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fees were waived or the expenses were incurred, but no recapture payment will be made by the Fund if it would result in the Fund exceeding (i) the Expense Cap or (ii) the expense cap in effect at the time the fees and/or expenses subject to recapture were waived and/or borne by the Adviser.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption in the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years	5 Years	10 Years
$64	$206	$360	$809

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 147% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund’s in-kind creations and redemptions.

79

Principal Investment Strategies

The Fund generally will invest at least 90% of its total assets in common stocks of food and beverage companies that comprise the Underlying Intellidex. As of June 30, 2018, the Underlying Intellidex was composed of common stocks of 30 U.S. food and beverage companies. These companies are engaged principally in the manufacture, sale or distribution of food and beverage products, agricultural products and products related to the development of new food technologies. These companies may include consumer manufacturing of agricultural inputs like livestock and crops, as well as processed food and beverage products; food and beverage stores such as grocery stores, supermarkets, wholesale distributors of grocery items; and food and beverage services like restaurants, bars, snack bars, coffeehouses and other establishments providing food and refreshment. Companies with focused operations as tobacco growers and manufacturers, or pet supplies stores are specifically excluded from this universe.

Strictly in accordance with its guidelines and mandated procedures, ICE Data Indices, LLC (“ICE Data” or the “Intellidex Provider”) includes common stocks of food and beverage companies in the Underlying Intellidex principally on the basis of their capital appreciation potential, which ICE Data identifies pursuant to a proprietary selection methodology.

The Fund generally invests in all of the securities comprising its Underlying Intellidex in proportion to their weightings in the Underlying Intellidex. The Fund is “non-diversified” and therefore is not required to meet certain diversification requirements under the Investment Company Act of 1940, as amended.

Concentration Policy. The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Intellidex reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries. As of April 30, 2018, the Fund had significant exposure to the food and beverage industry. The Fund’s portfolio holdings, and the extent to which it concentrates in any industry or group of industries, are likely to change over time.

Principal Risks of Investing in the Fund

The following summarizes the principal risks of the Fund.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Authorized Participant Concentration Risk. Only authorized participants (“APs”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that those APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities underlying the Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with processing creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units (as defined below), this may result in a significantly diminished trading market for Shares, which may be more likely to trade at a premium or discount to the Fund’s net asset value (“NAV”) and to face trading halts and/or delisting.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that the Fund holds. In addition, equity risk includes the risk that investor sentiment toward particular industries will become negative. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs, that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Food and Beverage Industry Risk. The food and beverage industry is highly competitive and can be significantly affected by demographic and product trends, competitive pricing, food fads, marketing campaigns, environmental factors, government regulation, adverse changes in general economic conditions, evolving consumer preferences, nutritional and health-related concerns, federal, state and local food inspection and processing controls, consumer product liability claims, consumer boycotts, risks of product tampering and the availability and expense of liability insurance.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Intellidex. Therefore, the Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Intellidex, even if that security generally is underperforming.

Industry Concentration Risk. In following its methodology, the Underlying Intellidex from time to time will be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the Underlying Intellidex concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund faces more risks than if it were diversified broadly over numerous industries or sectors. Such

80

industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or sector may be out of favor and underperform other industries or the market as a whole.

Issuer-Specific Changes Risk. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

Market Risk. Securities in the Underlying Intellidex are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Intellidex.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund’s NAV.

Non-Correlation Risk. The Fund’s return may not match the return of the Underlying Intellidex for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Intellidex. In addition, the performance of the Fund and the Underlying Intellidex may vary due to asset valuation differences and differences between the Fund’s portfolio and the Underlying Intellidex resulting from legal restrictions, costs or liquidity constraints.

Non-Diversified Fund Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.

Portfolio Turnover Risk. The Fund may engage in frequent trading of its portfolio securities in connection with the rebalancing or adjustment of the Underlying Index. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for the Fund. While a high portfolio turnover rate can result in an increase in taxable capital gain distributions to the Fund’s shareholders, the Fund will seek to utilize the in-kind creation and redemption mechanism (described below) to minimize realization of capital gains to the extent possible.

Small- and Mid-Capitalization Company Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Performance

The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund’s average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied from year to year and by showing how the Fund’s average annual total returns compared with a broad measure of market performance and an additional index with characteristics relevant to the Fund. The Fund’s performance reflects fee waivers, if any, absent which performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.invesco.com/ETFs.

Annual Total Returns—Calendar Years

The Fund’s year-to-date total return for the six months ended June 30, 2018 was (1.27)%.

Best Quarter	Worst Quarter
17.65% (1st Quarter 2013)	(13.67)% (4th Quarter 2008)

Average Annual Total Returns for the Periods Ended December 31, 2017

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

81

	1 Year	5 Years	10 Years
Return Before Taxes	1.57%	12.46%	8.57%
Return After Taxes on Distributions	1.39%	12.15%	8.31%
Return After Taxes on Distributions and Sale of Fund Shares	1.02%	9.95%	6.99%
Dynamic Food & Beverage IntellidexSM Index (reflects no deduction for fees, expenses or taxes)	2.27%	13.22%	9.32%
S&P Composite 1500® Food Beverage & Tobacco Index (reflects no deduction for fees, expenses or taxes)	12.15%	14.95%	12.04%

Management of the Fund

Investment Adviser. Invesco Capital Management LLC (the “Adviser”).

Portfolio Managers. The following individuals are responsible jointly and primarily for the day-to-day management of the Fund’s portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Director of Portfolio Management of the Adviser and Vice President of the Trust	June 2007
Michael Jeanette	Senior Portfolio Manager of the Adviser	August 2008
Tony Seisser	Portfolio Manager of the Adviser	August 2014
Jonathan Nixon	Portfolio Manager of the Adviser	February 2015

Purchase and Sale of Fund Shares

The Fund issues and redeems Shares at NAV only with APs and only in large blocks of 50,000 Shares (each block of Shares is called a “Creation Unit”) or multiples thereof (“Creation Unit Aggregations”), generally in exchange for the deposit or delivery of a basket of securities. However, the Fund also reserves the right to permit or require Creation Units to be issued in exchange for cash. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.

Individual Shares may be purchased and sold only on a national securities exchange through brokers. Shares are listed for trading on NYSE Arca, Inc. and because Shares will trade at market prices rather than NAV, Shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).

Tax Information

The Fund’s distributions generally are taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from such account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund’s distributor or its related companies may pay the intermediary for certain Fund-related activities, including those that are designed to make the intermediary more knowledgeable about exchange traded products, such as the Fund, as well as for marketing, education or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s web-site for more information.

82

PWB	Invesco Dynamic Large Cap Growth ETF

Summary Information

Investment Objective

The Invesco Dynamic Large Cap Growth ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the Dynamic Large Cap Growth IntellidexSM Index (the “Underlying Intellidex”).

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%
Other Expenses	0.07%
Total Annual Fund Operating Expenses	0.57%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years	5 Years	10 Years
$58	$183	$318	$714

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 119% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund’s in-kind creations and redemptions.

Principal Investment Strategies

The Fund generally will invest at least 90% of its total assets in common stocks of large capitalization companies that comprise the Underlying Intellidex. ICE Data Indices, LLC (“ICE Data” or the “Intellidex Provider”) considers a company to be a large capitalization company if it falls within the Underlying Intellidex model, as described below. The Underlying Intellidex for the Fund is composed of 50 large capitalization U.S. growth stocks that, strictly in accordance with its guidelines and mandated procedures, the Intellidex Provider includes principally on the basis of their capital appreciation potential. The Intellidex Provider ranks the 2,000 largest U.S. stocks (by market capitalization) traded on the New York Stock Exchange (“NYSE”), NYSE American and The Nasdaq Stock Market (“NASDAQ”) for investment potential using a proprietary ICE Data Intellidex model. The Fund generally invests in all of the securities comprising its Underlying Intellidex in proportion to their weightings in the Underlying Intellidex.

83

Concentration Policy. The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Intellidex reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries. As of April 30, 2018, the Fund had significant exposure to the information technology sector. The Fund’s portfolio holdings, and the extent to which it concentrates in any industry or group of industries, are likely to change over time.

Principal Risks of Investing in the Fund

The following summarizes the principal risks of the Fund.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Authorized Participant Concentration Risk. Only authorized participants (“APs”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that those APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities underlying the Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with processing creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units (as defined below), this may result in a significantly diminished trading market for Shares, which may be more likely to trade at a premium or discount to the Fund’s net asset value (“NAV”) and to face trading halts and/or delisting.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that the Fund holds. In addition, equity risk includes the risk that investor sentiment toward particular industries will become negative. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs, that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Growth Risk. The market values of “growth” securities may be more volatile than other types of investments. The returns on “growth” securities may or may not move in tandem with the returns on other styles of investing or the overall stock market. Thus, the value of the Fund’s investments will vary and at times may be lower than that of other types of investments.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Intellidex. Therefore, the Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Intellidex, even if that security generally is underperforming.

Industry Concentration Risk. In following its methodology, the Underlying Intellidex from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the Underlying Intellidex concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund faces more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or sector may be out of favor and underperform other industries or the market as a whole.

Information Technology Sector Risk. Factors such as the failure to obtain, or delays in obtaining, financing or regulatory approval, intense competition, product compatibility, consumer preferences, corporate capital expenditure, rapid obsolescence, competition from alternative technologies, and research and development of new products may significantly affect the market value of securities of issuers in the information technology sector.

Issuer-Specific Changes Risk. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

Market Risk. Securities in the Underlying Intellidex are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Intellidex.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund’s NAV.

Non-Correlation Risk. The Fund’s return may not match the return of the Underlying Intellidex for a number of reasons. For example,

84

the Fund incurs operating expenses not applicable to the Underlying Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Intellidex. In addition, the performance of the Fund and the Underlying Intellidex may vary due to asset valuation differences and differences between the Fund’s portfolio and the Underlying Intellidex resulting from legal restrictions, costs or liquidity constraints.

Portfolio Turnover Risk. The Fund may engage in frequent trading of its portfolio securities in connection with the rebalancing or adjustment of the Underlying Index. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for the Fund. While a high portfolio turnover rate can result in an increase in taxable capital gain distributions to the Fund’s shareholders, the Fund will seek to utilize the in-kind creation and redemption mechanism (described below) to minimize realization of capital gains to the extent possible.

Performance

The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund’s average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied from year to year and by showing how the Fund’s average annual total returns compared with a broad measure of market performance and an additional index with characteristics relevant to the Fund. The Fund’s performance reflects fee waivers, if any, absent which performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.invesco.com/ETFs.

Annual Total Returns—Calendar Years

The Fund’s year-to-date total return for the six months ended June 30, 2018 was 8.78%.

Best Quarter	Worst Quarter
15.49% (1st Quarter 2012)	(26.06)% (4th Quarter 2008)

Average Annual Total Returns for the Periods Ended December 31, 2017

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	1 Year	5 Years	10 Years
Return Before Taxes	30.55%	17.69%	9.05%
Return After Taxes on Distributions	30.37%	17.52%	8.90%
Return After Taxes on Distributions and Sale of Fund Shares	17.42%	14.35%	7.40%
Dynamic Large Cap Growth IntellidexSM Index (reflects no deduction for fees, expenses or taxes)	31.36%	18.41%	9.75%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	30.21%	17.33%	10.00%

Management of the Fund

Investment Adviser. Invesco Capital Management LLC (the “Adviser”).

Portfolio Managers. The following individuals are responsible jointly and primarily for the day-to-day management of the Fund’s portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Director of Portfolio Management of the Adviser and Vice President of the Trust	June 2007
Michael Jeanette	Senior Portfolio Manager of the Adviser	August 2008
Tony Seisser	Portfolio Manager of the Adviser	August 2014
Jonathan Nixon	Portfolio Manager of the Adviser	February 2015

Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only with APs and only in large blocks of 50,000 Shares (each block of Shares is called a “Creation Unit”) or multiples thereof (“Creation Unit Aggregations”), generally in exchange for the deposit or delivery of a basket of securities. However, the Fund also reserves the right to permit or require Creation Units to be issued in exchange for cash. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.

Individual Shares may be purchased and sold only on a national securities exchange through brokers. Shares are listed for trading on NYSE Arca, Inc. and because the Shares will trade at market prices rather than NAV, Shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).

85

Tax Information

The Fund’s distributions generally are taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from such account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund’s distributor or its related companies may pay the intermediary for certain Fund-related activities, including those that are designed to make the intermediary more knowledgeable about exchange traded products, such as the Fund, as well as for marketing, education or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s web-site for more information.

86

PWV	Invesco Dynamic Large Cap Value ETF

Summary Information

Investment Objective

The Invesco Dynamic Large Cap Value ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the Dynamic Large Cap Value IntellidexSM Index (the “Underlying Intellidex”).

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%
Other Expenses	0.06%
Total Annual Fund Operating Expenses	0.56%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years	5 Years	10 Years
$57	$179	$313	$701

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 128% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund’s in-kind creations and redemptions.

Principal Investment Strategies

The Fund generally will invest at least 90% of its total assets in common stocks of large capitalization companies that comprise the Underlying Intellidex. ICE Data Indices, LLC (“ICE Data” or the “Intellidex Provider”) considers a company to be a large capitalization company if it falls within the Underlying Intellidex model, as described below. The Underlying Intellidex for the Fund is composed of 50 large capitalization U.S. value stocks that, strictly in accordance with its guidelines and mandated procedures, the Intellidex Provider includes principally on the basis of their capital appreciation potential. The Intellidex Provider ranks the 2,000 largest U.S. stocks (by market capitalization) traded on the New York Stock Exchange (“NYSE”), NYSE American and The Nasdaq Stock Market (“NASDAQ”) for investment potential using a proprietary ICE Data Intellidex model. The Fund generally invests in all of the securities comprising its Underlying Intellidex in proportion to their weightings in the Underlying Intellidex.

87

Concentration Policy. The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Intellidex reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.

Principal Risks of Investing in the Fund

The following summarizes the principal risks of the Fund.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Authorized Participant Concentration Risk. Only authorized participants (“APs”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that those APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities underlying the Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with processing creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units (as defined below), this may result in a significantly diminished trading market for Shares, which may be more likely to trade at a premium or discount to the Fund’s net asset value (“NAV”) and to face trading halts and/or delisting.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that the Fund holds. In addition, equity risk includes the risk that investor sentiment toward particular industries will become negative. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs, that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Intellidex. Therefore, the Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Intellidex, even if that security generally is underperforming.

Industry Concentration Risk. In following its methodology, the Underlying Intellidex from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the Underlying Intellidex concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund faces more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or sector may be out of favor and underperform other industries or the market as a whole.

Issuer-Specific Changes Risk. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

Market Risk. Securities in the Underlying Intellidex are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Intellidex.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund’s NAV.

Non-Correlation Risk. The Fund’s return may not match the return of the Underlying Intellidex for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Intellidex. In addition, the performance of the Fund and the Underlying Intellidex may vary due to asset valuation differences and differences between the Fund’s portfolio and the Underlying Intellidex resulting from legal restrictions, costs or liquidity constraints.

Portfolio Turnover Risk. The Fund may engage in frequent trading of its portfolio securities in connection with the rebalancing or adjustment of the Underlying Index. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for the Fund. While a high portfolio turnover rate can result in an increase in taxable capital gain distributions to

88

the Fund’s shareholders, the Fund will seek to utilize the in-kind creation and redemption mechanism (described below) to minimize realization of capital gains to the extent possible.

Value Risk. “Value” securities are subject to the risk that the valuations never improve or that the returns on “value” securities are less than returns on other styles of investing or the overall stock market. Thus, the value of the Fund’s investments will vary and, at times, may be lower than that of other types of investments.

Performance

The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund’s average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied from year to year and by showing how the Fund’s average annual total returns compared with a broad measure of market performance and an additional index with characteristics relevant to the Fund. The Fund’s performance reflects fee waivers, if any, absent which performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.invesco.com/ETFs.

Annual Total Returns—Calendar Years

The Fund’s year-to-date total return for the six months ended June 30, 2018 was (7.18)%.

Best Quarter	Worst Quarter
14.96% (2nd Quarter 2009)	(14.17)% (4th Quarter 2008)

Average Annual Total Returns for the Periods Ended December 31, 2017

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	1 Year	5 Years	10 Years
Return Before Taxes	17.00%	14.53%	9.04%
Return After Taxes on Distributions	16.54%	13.97%	8.58%
Return After Taxes on Distributions and Sale of Fund Shares	9.96%	11.60%	7.33%
Dynamic Large Cap Value IntellidexSM Index (reflects no deduction for fees, expenses or taxes)	17.71%	15.26%	9.75%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	13.66%	14.04%	7.10%

Management of the Fund

Investment Adviser. Invesco Capital Management LLC (the “Adviser”).

Portfolio Managers. The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Director of Portfolio Management of the Adviser and Vice President of the Trust	June 2007
Michael Jeanette	Senior Portfolio Manager of the Adviser	August 2008
Tony Seisser	Portfolio Manager of the Adviser	August 2014
Jonathan Nixon	Portfolio Manager of the Adviser	February 2015

Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only with APs and only in large blocks of 50,000 Shares (each block of Shares is called a “Creation Unit”) or multiples thereof (“Creation Unit Aggregations”), generally in exchange for the deposit or delivery of a basket of securities. However, the Fund also reserves the right to permit or require Creation Units to be issued in exchange for cash. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.

Individual Shares may be purchased and sold only on a national securities exchange through brokers. Shares are listed for trading on NYSE Arca, Inc. and because the Shares will trade at market prices rather than NAV, Shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).

Tax Information

The Fund’s distributions generally are taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from such account.

89

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund’s distributor or its related companies may pay the intermediary for certain Fund-related activities, including those that are designed to make the intermediary more knowledgeable about exchange traded products, such as the Fund, as well as for marketing, education or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s web-site for more information.

90

PEJ	Invesco Dynamic Leisure and Entertainment ETF

Summary Information

Investment Objective

The Invesco Dynamic Leisure and Entertainment ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the Dynamic Leisure & Entertainment IntellidexSM Index (the “Underlying Intellidex”).

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%
Other Expenses	0.15%
Total Annual Fund Operating Expenses	0.65%
Fee Waivers and Expense Assumption(1)	0.02%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	0.63%

(1)

Invesco Capital Management LLC (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes, Acquired Fund Fees and Expenses, if applicable, and extraordinary expenses) from exceeding 0.60% of the Fund’s average daily net assets per year (the “Expense Cap”) until at least August 31, 2019, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The fees waived and/or expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fees were waived or the expenses were incurred, but no recapture payment will be made by the Fund if it would result in the Fund exceeding (i) the Expense Cap or (ii) the expense cap in effect at the time the fees and/or expenses subject to recapture were waived and/or borne by the Adviser.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption in the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years	5 Years	10 Years
$64	$206	$360	$809

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 177% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund’s in-kind creations and redemptions.

91

Principal Investment Strategies

The Fund generally will invest at least 90% of its total assets in common stocks of leisure companies and entertainment companies that comprise the Underlying Intellidex. As of June 30, 2018, the Underlying Intellidex was composed of common stocks of 30 U.S. leisure and entertainment companies. These companies are engaged principally in the design, production or distribution of goods or services in the leisure and entertainment industries. These companies may include hospitality industry companies such as hotels, restaurants and bars, cruise lines, casinos, and all other recreation and amusement businesses; as well as entertainment programming companies engaged in the production of motion pictures, music by recording artists, programming for radio and television, related post-production and movie theaters.

Strictly in accordance with its guidelines and mandated procedures, ICE Data Indices, LLC (“ICE Data” or the “Intellidex Provider”) includes common stocks of leisure companies and entertainment companies in the Underlying Intellidex principally on the basis of their capital appreciation potential, which ICE Data identifies pursuant to a proprietary selection methodology.

The Fund generally invests in all of the securities comprising its Underlying Intellidex in proportion to their weightings in the Underlying Intellidex. The Fund is “non-diversified” and therefore is not required to meet certain diversification requirements under the Investment Company Act of 1940, as amended.

Concentration Policy. The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Intellidex reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries. As of April 30, 2018, the Fund had significant exposure to the leisure and entertainment industries. The Fund’s portfolio holdings, and the extent to which it concentrates in any industry or group of industries, are likely to change over time.

Principal Risks of Investing in the Fund

The following summarizes the principal risks of the Fund.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Authorized Participant Concentration Risk. Only authorized participants (“APs”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that those APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities underlying the Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with processing creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units (as defined below), this may result in a significantly diminished trading market for Shares, which may be more likely to trade at a premium or discount to the Fund’s net asset value (“NAV”) and to face trading halts and/or delisting.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that the Fund holds. In addition, equity risk includes the risk that investor sentiment toward particular industries will become negative. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs, that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Intellidex. Therefore, the Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Intellidex, even if that security generally is underperforming.

Industry Concentration Risk. In following its methodology, the Underlying Intellidex from time to time will be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the Underlying Intellidex concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund faces more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or sector may be out of favor and underperform other industries or the market as a whole.

Issuer-Specific Changes Risk. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

92

Leisure and Entertainment Industries Risk. Companies engaged in the design, production, or distribution of goods or services for the leisure and entertainment industries (including hospitality industry companies such as airlines, hotels, restaurants and bars, cruise lines, casinos, and all other recreation and amusement businesses; as well as entertainment programming companies engaged in the production of motion pictures, music by recording artists, programming for radio and television, related post-production and movie theaters) may become obsolete quickly. Additionally, several factors can significantly affect the leisure and entertainment industries, including the performance of the overall economy, changing consumer tastes and discretionary income levels, intense competition, technological developments and government regulation.

Market Risk. Securities in the Underlying Intellidex are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Intellidex.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund’s NAV.

Non-Correlation Risk. The Fund’s return may not match the return of the Underlying Intellidex for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Intellidex. In addition, the performance of the Fund and the Underlying Intellidex may vary due to asset valuation differences and differences between the Fund’s portfolio and the Underlying Intellidex resulting from legal restrictions, costs or liquidity constraints.

Non-Diversified Fund Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.

Portfolio Turnover Risk. The Fund may engage in frequent trading of its portfolio securities in connection with the rebalancing or adjustment of the Underlying Index. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for the Fund. While a high portfolio turnover rate can result in an increase in taxable capital gain distributions to the Fund’s shareholders, the Fund will seek to utilize the in-kind creation and redemption mechanism (described below) to minimize realization of capital gains to the extent possible.

Small- and Mid-Capitalization Company Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Performance

The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund’s average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied from year to year and by showing how the Fund’s average annual total returns compared with a broad measure of market performance and an additional index with characteristics relevant to the Fund. The Fund’s performance reflects fee waivers, if any, absent which performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.invesco.com/ETFs.

Annual Total Returns—Calendar Years

The Fund’s year-to-date total return for the six months ended June 30, 2018 was 5.78%.

Best Quarter	Worst Quarter
28.08% (2nd Quarter 2009)	(22.43)% (4th Quarter 2008)

Average Annual Total Returns for the Periods Ended December 31, 2017

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

93

	1 Year	5 Years	10 Years
Return Before Taxes	10.88%	14.63%	11.53%
Return After Taxes on Distributions	10.69%	14.47%	11.39%
Return After Taxes on Distributions and Sale of Fund Shares	6.30%	11.77%	9.59%
Dynamic Leisure & Entertainment IntellidexSM Index (reflects no deduction for fees, expenses or taxes)	11.67%	15.57%	12.22%
S&P Composite 1500® Hotels, Restaurants & Leisure Index (reflects no deduction for fees, expenses or taxes)	30.39%	17.76%	13.69%

Management of the Fund

Investment Adviser. Invesco Capital Management LLC (the “Adviser”).

Portfolio Managers. The following individuals are responsible jointly and primarily for the day-to-day management of the Fund’s portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Director of Portfolio Management of the Adviser and Vice President of the Trust	June 2007
Michael Jeanette	Senior Portfolio Manager of the Adviser	August 2008
Tony Seisser	Portfolio Manager of the Adviser	August 2014
Jonathan Nixon	Portfolio Manager of the Adviser	February 2015

Purchase and Sale of Fund Shares

The Fund issues and redeems Shares at NAV only with APs and only in large blocks of 50,000 Shares (each block of Shares is called a “Creation Unit”) or multiples thereof (“Creation Unit Aggregations”), generally in exchange for the deposit or delivery of a basket of securities. However, the Fund also reserves the right to permit or require Creation Units to be issued in exchange for cash. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.

Individual Shares may be purchased and sold only on a national securities exchange through brokers. Shares are listed for trading on NYSE Arca, Inc. and because Shares will trade at market prices rather than NAV, Shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).

Tax Information

The Fund’s distributions generally are taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from such account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund’s distributor or its related companies may pay the intermediary for certain Fund-related activities, including those that are designed to make the intermediary more knowledgeable about exchange traded products, such as the Fund, as well as for marketing, education or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s web-site for more information.

94

PWC	Invesco Dynamic Market ETF

Summary Information

Investment Objective

The Invesco Dynamic Market ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the Dynamic Market IntellidexSM Index (the “Underlying Intellidex”).

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%
Other Expenses	0.11%
Total Annual Fund Operating Expenses	0.61%
Fee Waivers and Expense Assumption(1)	0.01%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	0.60%

(1)

Invesco Capital Management LLC (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, taxes, Acquired Fund Fees and Expenses, if applicable, and extraordinary expenses) from exceeding 0.60% of the Fund’s average daily net assets per year (the “Expense Cap”) until at least August 31, 2019, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The expenses borne by the Adviser are not subject to recapture by the Adviser.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption in the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years	5 Years	10 Years
$61	$194	$339	$761

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 215% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund’s in-kind creations and redemptions.

95

Principal Investment Strategies

The Fund generally will invest at least 90% of its total assets in common stocks that comprise the Underlying Intellidex. As of June 30, 2018, the Underlying Intellidex was composed of 100 U.S. stocks that ICE Data Indices, LLC (“ICE Data” or the “Intellidex Provider”), strictly in accordance with its guidelines and mandated procedures, included pursuant to a proprietary selection methodology. Stocks are selected from the top of each sector and size category in a manner designed to produce an index with sector and size dispersion similar to the overall broad market. The Fund generally invests in all of the securities comprising its Underlying Intellidex in proportion to their weightings in the Underlying Intellidex.

Concentration Policy. The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Intellidex reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries. As of April 30, 2018, the Fund had significant exposure to the information technology sector. The Fund’s portfolio holdings, and the extent to which it concentrates in any industry or group of industries, are likely to change over time.

Principal Risks of Investing in the Fund

The following summarizes the principal risks of the Fund.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Authorized Participant Concentration Risk. Only authorized participants (“APs”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that those APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities underlying the Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with processing creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units (as defined below), this may result in a significantly diminished trading market for Shares, which may be more likely to trade at a premium or discount to the Fund’s net asset value (“NAV”) and to face trading halts and/or delisting.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that the Fund holds. In addition, equity risk includes the risk that investor sentiment toward particular industries will become negative. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs, that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Intellidex. Therefore, the Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Intellidex, even if that security generally is underperforming.

Industry Concentration Risk. In following its methodology, the Underlying Intellidex from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the Underlying Intellidex concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund faces more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or sector may be out of favor and underperform other industries or the market as a whole.

Information Technology Sector Risk. Factors such as the failure to obtain, or delays in obtaining, financing or regulatory approval, intense competition, product compatibility, consumer preferences, corporate capital expenditure, rapid obsolescence, competition from alternative technologies, and research and development of new products may significantly affect the market value of securities of issuers in the information technology sector.

Issuer-Specific Changes Risk. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

Market Risk. Securities in the Underlying Intellidex are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Intellidex.

96

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund’s NAV.

Non-Correlation Risk. The Fund’s return may not match the return of the Underlying Intellidex for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Intellidex. In addition, the performance of the Fund and the Underlying Intellidex may vary due to asset valuation differences and differences between the Fund’s portfolio and the Underlying Intellidex resulting from legal restrictions, costs or liquidity constraints.

Portfolio Turnover Risk. The Fund may engage in frequent trading of its portfolio securities in connection with the rebalancing or adjustment of the Underlying Index. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for the Fund. While a high portfolio turnover rate can result in an increase in taxable capital gain distributions to the Fund’s shareholders, the Fund will seek to utilize the in-kind creation and redemption mechanism (described below) to minimize realization of capital gains to the extent possible.

Small- and Mid-Capitalization Company Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Performance

The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund’s average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied from year to year and by showing how the Fund’s average annual total returns compared with a broad measure of market performance and an additional index with characteristics relevant to the Fund. The Fund’s performance reflects fee waivers, if any, absent which performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.invesco.com/ETFs.

Annual Total Returns—Calendar Years

The Fund’s year-to-date total return for the six months ended June 30, 2018 was 6.76%.

Best Quarter	Worst Quarter
14.68% (1st Quarter 2013)	(22.65)% (3rd Quarter 2011)

Average Annual Total Returns for the Periods Ended December 31, 2017

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	1 Year	5 Years	10 Years
Return Before Taxes	19.53%	15.53%	7.54%
Return After Taxes on Distributions	19.03%	15.20%	7.28%
Return After Taxes on Distributions and Sale of Fund Shares	11.46%	12.49%	6.08%
Dynamic Market IntellidexSM Index (reflects no deduction for fees, expenses or taxes)	20.33%	16.35%	8.27%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	21.83%	15.79%	8.50%

Management of the Fund

Investment Adviser. Invesco Capital Management LLC (the “Adviser”).

Portfolio Managers. The following individuals are responsible jointly and primarily for the day-to-day management of the Fund’s portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Director of Portfolio Management of the Adviser and Vice President of the Trust	June 2007
Michael Jeanette	Senior Portfolio Manager of the Adviser	August 2008
Tony Seisser	Portfolio Manager of the Adviser	August 2014
Jonathan Nixon	Portfolio Manager of the Adviser	February 2015

97

Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only with APs and only in large blocks of 50,000 Shares (each block of Shares is called a “Creation Unit”) or multiples thereof (“Creation Unit Aggregations”), generally in exchange for the deposit or delivery of a basket of securities. However, the Fund also reserves the right to permit or require Creation Units to be issued in exchange for cash. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.

Individual Shares may be purchased and sold only on a national securities exchange through brokers. Shares are listed for trading on NYSE Arca, Inc. and because the Shares will trade at market prices rather than NAV, Shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).

Tax Information

The Fund’s distributions generally are taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from such account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund’s distributor or its related companies may pay the intermediary for certain Fund-related activities, including those that are designed to make the intermediary more knowledgeable about exchange traded products, such as the Fund, as well as for marketing, education or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s web-site for more information.

98

PBS	Invesco Dynamic Media ETF

Summary Information

Investment Objective

The Invesco Dynamic Media ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the Dynamic Media IntellidexSM Index (the “Underlying Intellidex”).

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%
Other Expenses	0.18%
Total Annual Fund Operating Expenses	0.68%
Fee Waivers and Expense Assumption(1)	0.05%
Total Annual Operating Expenses After Fee Waivers and Expense Assumption	0.63%

(1)

Invesco Capital Management LLC (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes, Acquired Fund Fees and Expenses, if applicable, and extraordinary expenses) from exceeding 0.60% of the Fund’s average daily net assets per year (the “Expense Cap”) until at least August 31, 2019, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The fees waived and/or expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fees were waived or the expenses were incurred, but no recapture payment will be made by the Fund if it would result in the Fund exceeding (i) the Expense Cap or (ii) the expense cap in effect at the time the fees and/or expenses subject to recapture were waived and/or borne by the Adviser.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption in the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years	5 Years	10 Years
$64	$213	$374	$842

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 150% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund’s in-kind creations and redemptions.

99

Principal Investment Strategies

The Fund generally will invest at least 90% of its total assets in common stocks of media companies that comprise the Underlying Intellidex. As of June 30, 2018, the Underlying Intellidex was composed of common stocks of 30 U.S. media companies. These are companies that are principally engaged in the development, production, sale and distribution of goods or services used in the media industry. These companies produce and distribute information and entertainment content and may include television and radio stations, broadcast and cable networks, motion picture companies, music producers, print publishers, and providers of content delivered via the internet; as well as direct to home satellite services; traditional cable services; and advertising and related services.

Strictly in accordance with its guidelines and mandated procedures, ICE Data Indices, LLC (“ICE Data” or the “Intellidex Provider”) includes common stocks of media companies in the Underlying Intellidex principally on the basis of their capital appreciation potential, which ICE Data identifies pursuant to a proprietary selection methodology.

The Fund generally invests in all of the securities comprising its Underlying Intellidex in proportion to their weightings in the Underlying Intellidex. The Fund is “non-diversified” and therefore is not required to meet certain diversification requirements under the Investment Company Act of 1940, as amended.

Concentration Policy. The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Intellidex reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries. As of April 30, 2018, the Fund had significant exposure to the internet software and services sector. The Fund’s portfolio holdings, and the extent to which it concentrates in any industry or group of industries, are likely to change over time.

Principal Risks of Investing in the Fund

The following summarizes the principal risks of the Fund.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Authorized Participant Concentration Risk. Only authorized participants (“APs”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that those APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities underlying the Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with processing creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units (as defined below), this may result in a significantly diminished trading market for Shares, which may be more likely to trade at a premium or discount to the Fund’s net asset value (“NAV”) and to face trading halts and/or delisting.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that the Fund holds. In addition, equity risk includes the risk that investor sentiment toward particular industries will become negative. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs, that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Intellidex. Therefore, the Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Intellidex, even if that security generally is underperforming.

Industry Concentration Risk. In following its methodology, the Underlying Intellidex from time to time will be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the Underlying Intellidex concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund faces more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or sector may be out of favor and underperform other industries or the market as a whole.

Internet Software and Services Sector Risk. Competitive pressures, such as technological developments, fixed-rate pricing and the ability to attract and retain skilled employees, can significantly affect the Internet software and services sector.

100

Changing domestic and international demand, research and development costs, availability and price of components and product obsolescence also can affect profitability of companies in this sector.

Issuer-Specific Changes Risk. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

Market Risk. Securities in the Underlying Intellidex are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Intellidex.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund’s NAV.

Media Industry Risk. Companies engaged in design, production or distribution of goods or services for the media industry (including television or radio broadcasting or manufacturing, publishing, recordings and musical instruments, motion pictures and photography) may become obsolete quickly. Media companies are subject to risks that include cyclicality of revenues and earnings, a decrease in the discretionary income of targeted individuals, changing consumer tastes and interests, fierce competition in the industry and the potential for increased government regulation. Media company revenues largely are dependent on advertising spending. A weakening general economy or a shift from online to other forms of advertising may lead to a reduction in discretionary spending on online advertising. Additionally, competitive pressures and government regulation can significantly affect companies in the media industry.

Non-Correlation Risk. The Fund’s return may not match the return of the Underlying Intellidex for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Intellidex. In addition, the performance of the Fund and the Underlying Intellidex may vary due to asset valuation differences and differences between the Fund’s portfolio and the Underlying Intellidex resulting from legal restrictions, costs or liquidity constraints.

Non-Diversified Fund Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.

Portfolio Turnover Risk. The Fund may engage in frequent trading of its portfolio securities in connection with the rebalancing or adjustment of the Underlying Index. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for the Fund. While a high portfolio turnover rate can result in an increase in taxable capital gain distributions to the Fund’s shareholders, the Fund will seek to utilize the in-kind creation and redemption mechanism (described below) to minimize realization of capital gains to the extent possible.

Small- and Mid-Capitalization Company Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Performance

The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund’s average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied from year to year and by showing how the Fund’s average annual total returns compared with a broad measure of market performance and an additional index with characteristics relevant to the Fund. The Fund’s performance reflects fee waivers, if any, absent which performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.invesco.com/ETFs.

Annual Total Returns—Calendar Years

The Fund’s year-to-date total return for the six months ended June 30, 2018 was 15.98%.

Best Quarter	Worst Quarter
29.39% (2nd Quarter 2009)	(28.34)% (4th Quarter 2008)

Average Annual Total Returns for the Periods Ended December 31, 2017

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and

101

do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	1 Year	5 Years	10 Years
Return Before Taxes	7.17%	11.45%	7.55%
Return After Taxes on Distributions	7.08%	11.32%	7.44%
Return After Taxes on Distributions and Sale of Fund Shares	4.12%	9.12%	6.14%
Dynamic Media IntellidexSM Index (reflects no deduction for fees, expenses or taxes)	7.97%	12.28%	8.22%
S&P Composite 1500® Media Index (reflects no deduction for fees, expenses or taxes)	8.57%	15.12%	12.26%

Management of the Fund

Investment Adviser. Invesco Capital Management LLC (the “Adviser”).

Portfolio Managers. The following individuals are responsible jointly and primarily for the day-to-day management of the Fund’s portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Director of Portfolio Management of the Adviser and Vice President of the Trust	June 2007
Michael Jeanette	Senior Portfolio Manager of the Adviser	August 2008
Tony Seisser	Portfolio Manager of the Adviser	August 2014
Jonathan Nixon	Portfolio Manager of the Adviser	February 2015

Purchase and Sale of Fund Shares

The Fund issues and redeems Shares at NAV only with APs and only in large blocks of 50,000 Shares (each block of Shares is called a “Creation Unit”) or multiples thereof (“Creation Unit Aggregations”), generally in exchange for the deposit or delivery of a basket of securities. However, the Fund also reserves the right to permit or require Creation Units to be issued in exchange for cash. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.

Individual Shares may be purchased and sold only on a national securities exchange through brokers. Shares are listed for trading on NYSE Arca, Inc. and because Shares will trade at market prices rather than NAV, Shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).

Tax Information

The Fund’s distributions generally are taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from such account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund’s distributor or its related companies may pay the intermediary for certain Fund-related activities, including those that are designed to make the intermediary more knowledgeable about exchange traded products, such as the Fund, as well as for marketing, education or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s web-site for more information.

102

PXQ	Invesco Dynamic Networking ETF

Summary Information

Investment Objective

The Invesco Dynamic Networking ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the Dynamic Networking IntellidexSM Index (the “Underlying Intellidex”).

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%
Other Expenses	0.33%
Total Annual Fund Operating Expenses	0.83%
Fee Waivers and Expense Assumption(1)	0.20%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	0.63%

(1)

Invesco Capital Management LLC (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes, Acquired Fund Fees and Expenses, if applicable, and extraordinary expenses) from exceeding 0.60% of the Fund’s average daily net assets per year (the “Expense Cap”) until at least August 31, 2019, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The fees waived and/or expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fees were waived or the expenses were incurred, but no recapture payment will be made by the Fund if it would result in the Fund exceeding (i) the Expense Cap or (ii) the expense cap in effect at the time the fees and/or expenses subject to recapture were waived and/or borne by the Adviser.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption in the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years	5 Years	10 Years
$64	$245	$441	$1,007

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 79% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund’s in-kind creations and redemptions.

103

Principal Investment Strategies

The Fund generally will invest at least 90% of its total assets in common stocks of networking companies that comprise the Underlying Intellidex. As of June 30, 2018, the Underlying Intellidex was composed of common stocks of 30 U.S. networking companies. These are companies that are principally engaged in the development, manufacture, sale or distribution of products, services or technologies that support the flow of electronic information, including voice, data, images and commercial transactions. These companies may include communications equipment companies that offer a broad range of access, transport, and connectivity equipment and devices which span across a diverse set of markets including enterprise networking, home networking, satellite, wireless (terrestrial), wireline wide area networking, and cable (CATV). Such companies also may provide integrated circuits specialized to facilitate communications within a network; software that enables, manages, supports, and secures enterprise networks; and equipment used to build storage networks, which are specialized, high speed networks dedicated to accessing storage data.

Strictly in accordance with its guidelines and mandated procedures, ICE Data Indices, LLC (“ICE Data” or the “Intellidex Provider”) includes common stocks of networking companies in the Underlying Intellidex principally on the basis of their capital appreciation potential, which ICE Data identifies pursuant to a proprietary selection methodology.

The Fund generally invests in all of the securities comprising its Underlying Intellidex in proportion to their weightings in the Underlying Intellidex. The Fund is “non-diversified” and therefore is not required to meet certain diversification requirements under the Investment Company Act of 1940, as amended.

Concentration Policy. The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Intellidex reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries. As of April 30, 2018, the Fund had significant exposure to the information technology sector. The Fund’s portfolio holdings, and the extent to which it concentrates in any industry or group of industries, are likely to change over time.

Principal Risks of Investing in the Fund

The following summarizes the principal risks of the Fund.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Authorized Participant Concentration Risk. Only authorized participants (“APs”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that those APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities underlying the Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with processing creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units (as defined below), this may result in a significantly diminished trading market for Shares, which may be more likely to trade at a premium or discount to the Fund’s net asset value (“NAV”) and to face trading halts and/or delisting.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that the Fund holds. In addition, equity risk includes the risk that investor sentiment toward particular industries will become negative. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs, that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Intellidex. Therefore, the Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Intellidex, even if that security generally is underperforming.

Industry Concentration Risk. In following its methodology, the Underlying Intellidex from time to time will be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the Underlying Intellidex concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund faces more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In

104

addition, at times, such industry or sector may be out of favor and underperform other industries or the market as a whole.

Information Technology Sector Risk. Factors such as the failure to obtain, or delays in obtaining, financing or regulatory approval, intense competition, product compatibility, consumer preferences, corporate capital expenditure, rapid obsolescence, competition from alternative technologies, and research and development of new products may significantly affect the market value of securities of issuers in the information technology sector.

Issuer-Specific Changes Risk. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

Market Risk. Securities in the Underlying Intellidex are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Intellidex.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund’s NAV.

Networking Industry Risk. The networking industry is evolving rapidly and can be significantly affected by corporate capital expenditure trends, competitive pressures such as the ability to attract and retain skilled employees and obsolescence due to rapid technological innovation or changing consumer preferences. Further, many network companies rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by network companies to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such companies’ technology.

Non-Correlation Risk. The Fund’s return may not match the return of the Underlying Intellidex for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Intellidex. In addition, the performance of the Fund and the Underlying Intellidex may vary due to asset valuation differences and differences between the Fund’s portfolio and the Underlying Intellidex resulting from legal restrictions, costs or liquidity constraints.

Non-Diversified Fund Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.

Small- and Mid-Capitalization Company Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Performance

The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund’s average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied from year to year and by showing how the Fund’s average annual total returns compared with a broad measure of market performance and an additional index with characteristics relevant to the Fund. The Fund’s performance reflects fee waivers, if any, absent which performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.invesco.com/ETFs.

Annual Total Returns—Calendar Years

The Fund’s year-to-date total return for the six months ended June 30, 2018 was 14.09%.

Best Quarter	Worst Quarter
35.60% (2nd Quarter 2009)	(26.50)% (3rd Quarter 2011)

Average Annual Total Returns for the Periods Ended December 31, 2017

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

105

	1 Year	5 Years	10 Years
Return Before Taxes	14.90%	13.07%	10.15%
Return After Taxes on Distributions	14.71%	12.97%	10.09%
Return After Taxes on Distributions and Sale of Fund Shares	8.57%	10.46%	8.40%
Dynamic Networking IntellidexSM Index (reflects no deduction for fees, expenses or taxes)	15.05%	13.62%	10.83%
S&P Composite 1500® Communications Equipment Index (reflects no deduction for fees, expenses or taxes)	22.46%	11.81%	5.29%

Management of the Fund

Investment Adviser. Invesco Capital Management LLC (the “Adviser”).

Portfolio Managers. The following individuals are responsible jointly and primarily for the day-to-day management of the Fund’s portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Director of Portfolio Management of the Adviser and Vice President of the Trust	June 2007
Michael Jeanette	Senior Portfolio Manager of the Adviser	August 2008
Tony Seisser	Portfolio Manager of the Adviser	August 2014
Jonathan Nixon	Portfolio Manager of the Adviser	February 2015

Purchase and Sale of Fund Shares

The Fund issues and redeems Shares at NAV only with APs and only in large blocks of 50,000 Shares (each block of Shares is called a “Creation Unit”) or multiples thereof (“Creation Unit Aggregations”), generally in exchange for the deposit or delivery of a basket of securities. However, the Fund also reserves the right to permit or require Creation Units to be issued in exchange for cash. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.

Individual Shares may be purchased and sold only on a national securities exchange through brokers. Shares are listed for trading on NYSE Arca, Inc. and because Shares will trade at market prices rather than NAV, Shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).

Tax Information

The Fund’s distributions generally are taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from such account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund’s distributor or its related companies may pay the intermediary for certain Fund-related activities, including those that are designed to make the intermediary more knowledgeable about exchange traded products, such as the Fund, as well as for marketing, education or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s web-site for more information.

106

PXJ	Invesco Dynamic Oil & Gas Services ETF

Summary Information

Investment Objective

The Invesco Dynamic Oil & Gas Services ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the Dynamic Oil Services IntellidexSM Index (the “Underlying Intellidex”).

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%
Other Expenses	0.36%
Total Annual Fund Operating Expenses	0.86%
Fee Waivers and Expense Assumption(1)	0.23%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	0.63%

(1)

Invesco Capital Management LLC (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes, Acquired Fund Fees and Expenses, if applicable, and extraordinary expenses) from exceeding 0.60% of the Fund’s average daily net assets per year (the “Expense Cap”) until at least August 31, 2019, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The fees waived and/or expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fees were waived or the expenses were incurred, but no recapture payment will be made by the Fund if it would result in the Fund exceeding (i) the Expense Cap or (ii) the expense cap in effect at the time the fees and/or expenses subject to recapture were waived and/or borne by the Adviser.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption in the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years	5 Years	10 Years
$64	$251	$454	$1,040

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 91% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund’s in-kind creations and redemptions.

107

Principal Investment Strategies

The Fund generally will invest at least 90% of its total assets in common stocks of companies that assist in the production, processing and distribution of oil and gas that comprise the Underlying Intellidex. As of June 30, 2018, the Underlying Intellidex was composed of common stocks of 30 U.S. companies that assist in the production, processing and distribution of oil and gas. The Underlying Intellidex may include companies that are engaged in the drilling of oil and gas wells; manufacturing oil and gas field machinery and equipment; or providing services to the oil and gas industry, such as well analysis, platform and pipeline engineering and construction, logistics and transportation services, oil and gas well emergency management and geophysical data acquisition and processing.

Strictly in accordance with its guidelines and mandated procedures, ICE Data Indices, LLC (“ICE Data” or the “Intellidex Provider”) includes common stocks of oil and gas services companies in the Underlying Intellidex principally on the basis of their capital appreciation potential, which ICE Data identifies pursuant to a proprietary selection methodology.

The Fund generally invests in all of the securities comprising its Underlying Intellidex in proportion to their weightings in the Underlying Intellidex. The Fund is “non-diversified” and therefore is not required to meet certain diversification requirements under the Investment Company Act of 1940, as amended.

Concentration Policy. The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Intellidex reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries. As of April 30, 2018, the Fund had significant exposure to the energy sector, energy exploration and production industry and the oil and gas services industry. The Fund’s portfolio holdings, and the extent to which it concentrates in any industry or group of industries, are likely to change over time.

Principal Risks of Investing in the Fund

The following summarizes the principal risks of the Fund.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Authorized Participant Concentration Risk. Only authorized participants (“APs”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that those APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities underlying the Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that

APs exit the business or are unable to proceed with processing creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units (as defined below), this may result in a significantly diminished trading market for Shares, which may be more likely to trade at a premium or discount to the Fund’s net asset value (“NAV”) and to face trading halts and/or delisting.

Energy Exploration and Production Industry Risk. Companies in the energy exploration and production industry are subject to extensive government regulation, which may increase the cost of business and limit these companies’ earnings. In addition, these companies are at risk of civil liability from accidents resulting in injury or loss of life or property, pollution or other environmental damage claims and risk of loss from terrorism and natural disasters. Companies in this industry could be adversely affected by levels and volatility of global energy prices, commodity price volatility, changes in exchange rates and interest rates, imposition of import controls, increased competition, capital expenditures on exploration and production, depletion of resources, development of alternative energy sources and energy conservation efforts, technological developments and labor relations.

Energy Sector Risk. Changes in worldwide energy prices, exploration and production spending may adversely affect companies in the energy sector. In addition, changes in government regulation, world events and economic conditions can affect these companies. Also, these companies are at risk of civil liability from accidents resulting in injury, loss of life or property, pollution or other environmental damage claims and risk of loss from terrorism and natural disasters. Commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources, development of alternative energy sources, technological developments and labor relations also could affect companies in this sector.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that the Fund holds. In addition, equity risk includes the risk that investor sentiment toward particular industries will become negative. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs, that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of its

108

Underlying Intellidex. Therefore, the Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Intellidex, even if that security generally is underperforming.

Industry Concentration Risk. In following its methodology, the Underlying Intellidex from time to time will be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the Underlying Intellidex concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund faces more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or sector may be out of favor and underperform other industries or the market as a whole.

Issuer-Specific Changes Risk. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

Market Risk. Securities in the Underlying Intellidex are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Intellidex.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund’s NAV.

Non-Correlation Risk. The Fund’s return may not match the return of the Underlying Intellidex for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Intellidex. In addition, the performance of the Fund and the Underlying Intellidex may vary due to asset valuation differences and differences between the Fund’s portfolio and the Underlying Intellidex resulting from legal restrictions, costs or liquidity constraints.

Non-Diversified Fund Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.

Oil and Gas Services Industry Risk. The profitability of companies in the oil and gas services industry may be affected adversely by changes in worldwide energy prices, exploration and production spending. Changes in economic conditions, government regulation and events in the regions in which the companies operate (e.g., expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and repatriation of capital, military coups, social unrest, violence or labor unrest, and terrorism and natural disasters) also affect companies in this industry. In addition, these companies are at risk for environmental damage claims. Companies in this industry could be adversely affected by commodity price volatility, changes in exchange rates, interest rates, imposition of import controls, increased competition, depletion of resources, development of alternative energy sources, energy conservation efforts, technological developments and labor relations. Companies in the oil and gas services industry may have significant capital investments in, or engage in transactions involving, emerging market countries, which may heighten these risks.

Small- and Mid-Capitalization Company Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Performance

The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund’s average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied from year to year and by showing how the Fund’s average annual total returns compared with a broad measure of market performance and an additional index with characteristics relevant to the Fund. The Fund’s performance reflects fee waivers, if any, absent which performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.invesco.com/ETFs.

109

Annual Total Returns—Calendar Years

The Fund’s year-to-date total return for the six months ended June 30, 2018 was 2.69%.

Best Quarter	Worst Quarter
32.80% (2nd Quarter 2009)	(48.66)% (4th Quarter 2008)

Average Annual Total Returns for the Periods Ended December 31, 2017

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	1 Year	5 Years	10 Years
Return Before Taxes	(23.20)%	(12.79)%	(9.32)%
Return After Taxes on Distributions	(23.72)%	(13.09)%	(9.50)%
Return After Taxes on Distributions and Sale of Fund Shares	(12.74)%	(8.98)%	(6.20)%
Dynamic Oil Services IntellidexSM Index (reflects no deduction for fees, expenses or taxes)	(22.83)%	(12.23)%	(8.71)%
S&P Composite 1500® Energy Equipment & Services Index (reflects no deduction for fees, expenses or taxes)	(16.90)%	(2.27)%	(3.08)%

Management of the Fund

Investment Adviser. Invesco Capital Management LLC (the “Adviser”).

Portfolio Managers. The following individuals are responsible jointly and primarily for the day-to-day management of the Fund’s portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Director of Portfolio Management of the Adviser and Vice President of the Trust	June 2007
Michael Jeanette	Senior Portfolio Manager of the Adviser	August 2008
Tony Seisser	Portfolio Manager of the Adviser	August 2014
Jonathan Nixon	Portfolio Manager of the Adviser	February 2015

Purchase and Sale of Fund Shares

The Fund issues and redeems Shares at NAV only with APs and only in large blocks of 50,000 Shares (each block of Shares is called a “Creation Unit”) or multiples thereof (“Creation Unit Aggregations”), generally in exchange for the deposit or delivery of a basket of securities. However, the Fund also reserves the right to permit or require Creation Units to be issued in exchange for cash. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.

Individual Shares may be purchased and sold only on a national securities exchange through brokers. Shares are listed for trading on NYSE Arca, Inc. and because Shares will trade at market prices rather than NAV, Shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).

Tax Information

The Fund’s distributions generally are taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from such account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund’s distributor or its related companies may pay the intermediary for certain Fund-related activities, including those that are designed to make the intermediary more knowledgeable about exchange traded products, such as the Fund, as well as for marketing, education or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s web-site for more information.

110

PJP	Invesco Dynamic Pharmaceuticals ETF

Summary Information

Investment Objective

The Invesco Dynamic Pharmaceuticals ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the Dynamic Pharmaceutical IntellidexSM Index (the “Underlying Intellidex”).

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%
Other Expenses	0.07%
Total Annual Fund Operating Expenses	0.57%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years	5 Years	10 Years
$58	$183	$318	$714

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 98% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund’s in-kind creations and redemptions.

Principal Investment Strategies

The Fund generally will invest at least 90% of its total assets in common stocks of pharmaceutical companies that comprise the Underlying Intellidex. As of June 30, 2018, the Underlying Intellidex was composed of common stocks of 23 U.S. pharmaceuticals companies. These companies are engaged principally in the research, development, manufacture, sale or distribution of pharmaceuticals and drugs of all types. These companies may include, for example, pharmaceutical companies and other companies involved in the research, development, manufacture, sale or distribution of drugs, including companies that facilitate the testing or regulatory approval of drugs.

Strictly in accordance with its guidelines and mandated procedures, ICE Data Indices, LLC (“ICE Data” or the “Intellidex Provider”) includes common stocks of pharmaceutical

111

companies in the Underlying Intellidex principally on the basis of their capital appreciation potential, which ICE Data identifies pursuant to a proprietary selection methodology.

The Fund generally invests in all of the securities comprising its Underlying Intellidex in proportion to their weightings in the Underlying Intellidex. The Fund is “non-diversified” and therefore is not required to meet certain diversification requirements under the Investment Company Act of 1940, as amended.

Concentration Policy. The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Intellidex reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries. As of April 30, 2018, the Fund had significant exposure to the biotechnology and the pharmaceuticals industries. The Fund’s portfolio holdings, and the extent to which it concentrates in any industry or group of industries, are likely to change over time.

Principal Risks of Investing in the Fund

The following summarizes the principal risks of the Fund.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Authorized Participant Concentration Risk. Only authorized participants (“APs”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that those APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities underlying the Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with processing creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units (as defined below), this may result in a significantly diminished trading market for Shares, which may be more likely to trade at a premium or discount to the Fund’s net asset value (“NAV”) and to face trading halts and/or delisting.

Biotechnology Industry Risk. The biotechnology industry can be significantly affected by patent considerations, including the termination of patent protections for their products, intense competition both domestically and internationally, rapid technological change and obsolescence, government regulation and expensive insurance costs due to the risk of product liability lawsuits. In addition, the biotechnology industry is an emerging growth industry, and therefore biotechnology companies may be thinly capitalized and more volatile than companies with greater capitalizations. Biotechnology companies must contend with high development costs, which may be exacerbated by the inability to raise prices to cover costs because of managed care pressure, government regulation or price controls.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that the Fund holds. In addition, equity risk includes the risk that investor sentiment toward particular industries will become negative. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs, that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Intellidex. Therefore, the Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Intellidex, even if that security generally is underperforming.

Industry Concentration Risk. In following its methodology, the Underlying Intellidex from time to time will be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the Underlying Intellidex concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund faces more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or sector may be out of favor and underperform other industries or the market as a whole.

Issuer-Specific Changes Risk. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

Market Risk. Securities in the Underlying Intellidex are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Intellidex.

112

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund’s NAV.

Non-Correlation Risk. The Fund’s return may not match the return of the Underlying Intellidex for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Intellidex. In addition, the performance of the Fund and the Underlying Intellidex may vary due to asset valuation differences and differences between the Fund’s portfolio and the Underlying Intellidex resulting from legal restrictions, costs or liquidity constraints.

Non-Diversified Fund Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.

Pharmaceuticals Industry Risk. Government approval of products and services, government regulation and reimbursement rates, product liability claims, patent expirations and protection and intense competition can significantly affect the pharmaceuticals industry.

Small- and Mid-Capitalization Company Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Performance

The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund’s average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied from year to year and by showing how the Fund’s average annual total returns compared with a broad measure of market performance and an additional index with characteristics relevant to the Fund. The Fund’s performance reflects fee waivers, if any, absent which performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.invesco.com/ETFs.

Annual Total Returns—Calendar Years

The Fund’s year-to-date total return for the six months ended June 30, 2018 was 5.07%.

Best Quarter	Worst Quarter
16.63% (3rd Quarter 2010)	(15.08)% (3rd Quarter 2015)

Average Annual Total Returns for the Periods Ended December 31, 2017

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	1 Year	5 Years	10 Years
Return Before Taxes	15.32%	15.57%	15.20%
Return After Taxes on Distributions	15.13%	14.83%	14.74%
Return After Taxes on Distributions and Sale of Fund Shares	8.81%	12.39%	12.79%
Dynamic Pharmaceutical IntellidexSM Index (reflects no deduction for fees, expenses or taxes)	15.85%	16.19%	15.92%
S&P Composite 1500® Pharmaceuticals Index (reflects no deduction for fees, expenses or taxes)	12.99%	14.46%	10.17%

Management of the Fund

Investment Adviser. Invesco Capital Management LLC (the “Adviser”).

113

Portfolio Managers. The following individuals are responsible jointly and primarily for the day-to-day management of the Fund’s portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Director of Portfolio Management of the Adviser and Vice President of the Trust	June 2007
Michael Jeanette	Senior Portfolio Manager of the Adviser	August 2008
Tony Seisser	Portfolio Manager of the Adviser	August 2014
Jonathan Nixon	Portfolio Manager of the Adviser	February 2015

Purchase and Sale of Fund Shares

The Fund issues and redeems Shares at NAV only with APs and only in large blocks of 50,000 Shares (each block of Shares is called a “Creation Unit”) or multiples thereof (“Creation Unit Aggregations”), generally in exchange for the deposit or delivery of a basket of securities. However, the Fund also reserves the right to permit or require Creation Units to be issued in exchange for cash. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.

Individual Shares may be purchased and sold only on a national securities exchange through brokers. Shares are listed for trading on NYSE Arca, Inc. and because Shares will trade at market prices rather than NAV, Shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).

Tax Information

The Fund’s distributions generally are taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from such account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund’s distributor or its related companies may pay the intermediary for certain Fund-related activities, including those that are designed to make the intermediary more knowledgeable about exchange traded products, such as the Fund, as well as for marketing, education or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s web-site for more information.

114

PMR	Invesco Dynamic Retail ETF

Summary Information

Investment Objective

The Invesco Dynamic Retail ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the Dynamic Retail IntellidexSM Index (the “Underlying Intellidex”).

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%
Other Expenses	0.77%
Total Annual Fund Operating Expenses	1.27%
Fee Waivers and Expense Assumption(1)	0.64%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	0.63%

(1)

Invesco Capital Management LLC (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes, Acquired Fund Fees and Expenses, if applicable, and extraordinary expenses) from exceeding 0.60% of the Fund’s average daily net assets per year (the “Expense Cap”) until at least August 31, 2019, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The fees waived and/or expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fees were waived or the expenses were incurred, but no recapture payment will be made by the Fund if it would result in the Fund exceeding (i) the Expense Cap or (ii) the expense cap in effect at the time the fees and/or expenses subject to recapture were waived and/or borne by the Adviser.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption in the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years	5 Years	10 Years
$64	$339	$635	$1,478

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 131% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund’s in-kind creations and redemptions.

115

Principal Investment Strategies

The Fund generally will invest at least 90% of its total assets in common stocks of retail companies that comprise the Underlying Intellidex. As of June 30, 2018, the Underlying Intellidex was composed of common stocks of 30 U.S. retailers. These companies are engaged principally in operating general merchandise stores such as department stores, discount stores, warehouse clubs and superstores; specialty stores, including apparel, electronics, accessories and footwear stores; and home improvement and home furnishings stores. Dealers of motor vehicles and parts, auction houses or rental companies also may be included.

Strictly in accordance with its guidelines and mandated procedures, ICE Data Indices, LLC (“ICE Data” or the “Intellidex Provider”) includes common stocks of retail companies in the Underlying Intellidex principally on the basis of their capital appreciation potential, which ICE Data identifies pursuant to a proprietary selection methodology.

The Fund generally invests in all of the securities comprising its Underlying Intellidex in proportion to their weightings in the Underlying Intellidex. The Fund is “non-diversified” and therefore is not required to meet certain diversification requirements under the Investment Company Act of 1940, as amended.

Concentration Policy. The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Intellidex reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.

Principal Risks of Investing in the Fund

The following summarizes the principal risks of the Fund.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Authorized Participant Concentration Risk. Only authorized participants (“APs”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that those APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities underlying the Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with processing creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units (as defined below), this may result in a significantly diminished trading market for Shares, which may be more likely to trade at a premium or discount to the Fund’s net asset value (“NAV”) and to face trading halts and/or delisting.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that the Fund holds. In addition, equity risk includes the risk that investor sentiment toward particular industries will become negative. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs, that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Intellidex. Therefore, the Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Intellidex, even if that security generally is underperforming.

Industry Concentration Risk. In following its methodology, the Underlying Intellidex from time to time will be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the Underlying Intellidex concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund faces more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or sector may be out of favor and underperform other industries or the market as a whole.

Issuer-Specific Changes Risk. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

Market Risk. Securities in the Underlying Intellidex are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Intellidex.

116

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund’s NAV.

Non-Correlation Risk. The Fund’s return may not match the return of the Underlying Intellidex for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Intellidex. In addition, the performance of the Fund and the Underlying Intellidex may vary due to asset valuation differences and differences between the Fund’s portfolio and the Underlying Intellidex resulting from legal restrictions, costs or liquidity constraints.

Non-Diversified Fund Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.

Portfolio Turnover Risk. The Fund may engage in frequent trading of its portfolio securities in connection with the rebalancing or adjustment of the Underlying Index. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for the Fund. While a high portfolio turnover rate can result in an increase in taxable capital gain distributions to the Fund’s shareholders, the Fund will seek to utilize the in-kind creation and redemption mechanism (described below) to minimize realization of capital gains to the extent possible.

Retail Industry Risk. The retail industry may be affected by the performance of the domestic and international economy, interest rates, competition and consumer confidence. The success of companies in the retail industry depends heavily on disposable household income and consumer spending, and changes in demographics and consumer preferences can affect the success of retail products. The success of retail products may be strongly affected by fads, marketing campaigns and other factors affecting supply and demand. In addition, the retail industry is subject to severe competition.

Small-and Mid-Capitalization Company Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Performance

The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund’s average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied from year to year and by showing how the Fund’s average annual total returns compared with a broad measure of market performance and an additional index with characteristics relevant to the Fund. The Fund’s performance reflects fee waivers, if any, absent which performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.invesco.com/ETFs.

Annual Total Returns—Calendar Years

The Fund’s year-to-date total return for the six months ended June 30, 2018 was 7.00%.

Best Quarter	Worst Quarter
18.12% (4th Quarter 2014)	(16.74)% (4th Quarter 2008)

Average Annual Total Returns for the Periods Ended December 31, 2017

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	1 Year	5 Years	10 Years
Return Before Taxes	4.24%	8.99%	10.10%
Return After Taxes on Distributions	3.95%	8.75%	9.89%
Return After Taxes on Distributions and Sale of Fund Shares	2.62%	7.10%	8.35%
Dynamic Retail IntellidexSM Index (reflects no deduction for fees, expenses or taxes)	4.71%	9.73%	10.86%
S&P Composite 1500® Retailing Index (reflects no deduction for fees, expenses or taxes)	28.24%	21.22%	16.66%

117

Management of the Fund

Investment Adviser. Invesco Capital Management LLC (the “Adviser”).

Portfolio Managers. The following individuals are responsible jointly and primarily for the day-to-day management of the Fund’s portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Director of Portfolio Management of the Adviser and Vice President of the Trust	June 2007
Michael Jeanette	Senior Portfolio Manager of the Adviser	August 2008
Tony Seisser	Portfolio Manager of the Adviser	August 2014
Jonathan Nixon	Portfolio Manager of the Adviser	February 2015

Purchase and Sale of Fund Shares

The Fund issues and redeems Shares at NAV only with APs and only in large blocks of 50,000 Shares (each block of Shares is called a “Creation Unit”) or multiples thereof (“Creation Unit Aggregations”), generally in exchange for the deposit or delivery of a basket of securities. However, the Fund also reserves the right to permit or require Creation Units to be issued in exchange for cash. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.

Individual Shares may be purchased and sold only on a national securities exchange through brokers. Shares are listed for trading on NYSE Arca, Inc. and because Shares will trade at market prices rather than NAV, Shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).

Tax Information

The Fund’s distributions generally are taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from such account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund’s distributor or its related companies may pay the intermediary for certain Fund-related activities, including those that are designed to make the intermediary more knowledgeable about exchange traded products, such as the Fund, as well as for marketing, education or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s web-site for more information.

118

PSI	Invesco Dynamic Semiconductors ETF

Summary Information

Investment Objective

The Invesco Dynamic Semiconductors ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the Dynamic Semiconductor IntellidexSM Index (the “Underlying Intellidex”).

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%
Other Expenses	0.11%
Total Annual Fund Operating Expenses	0.61%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years	5 Years	10 Years
$62	$195	$340	$762

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 65% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund’s in-kind creations and redemptions.

Principal Investment Strategies

The Fund generally will invest at least 90% of its total assets in common stocks of semiconductor companies that comprise the Underlying Intellidex. As of June 30, 2018, the Underlying Intellidex was composed of common stocks of 30 U.S. semiconductor companies. These are companies that are principally engaged in the manufacture of semiconductors. These companies manufacture semiconductors that serve as the core electronic components of virtually all electronic equipment; make or test chips for third parties; and provide equipment or services used in the production of semiconductors and other thin film products like flat panel displays and thin film heads.

Strictly in accordance with its guidelines and mandated procedures, ICE Data Indices, LLC (“ICE Data” or the “Intellidex Provider”) includes common stocks of semiconductor companies in the Underlying Intellidex principally on the basis of their capital appreciation

119

potential, which ICE Data identifies pursuant to a proprietary selection methodology.

The Fund generally invests in all of the securities comprising its Underlying Intellidex in proportion to their weightings in the Underlying Intellidex. The Fund is “non-diversified” and therefore is not required to meet certain diversification requirements under the Investment Company Act of 1940, as amended.

Concentration Policy. The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Intellidex reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries. As of April 30, 2018, the Fund had significant exposure to the semiconductors industry. The Fund’s portfolio holdings, and the extent to which it concentrates in any industry or group of industries, are likely to change over time.

Principal Risks of Investing in the Fund

The following summarizes the principal risks of the Fund.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Authorized Participant Concentration Risk. Only authorized participants (“APs”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that those APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities underlying the Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with processing creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units (as defined below), this may result in a significantly diminished trading market for Shares, which may be more likely to trade at a premium or discount to the Fund’s net asset value (“NAV”) and to face trading halts and/or delisting.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that the Fund holds. In addition, equity risk includes the risk that investor sentiment toward particular industries will become negative. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs, that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Intellidex. Therefore, the Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Intellidex, even if that security generally is underperforming.

Industry Concentration Risk. In following its methodology, the Underlying Intellidex from time to time will be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the Underlying Intellidex concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund faces more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or sector may be out of favor and underperform other industries or the market as a whole.

Issuer-Specific Changes Risk. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

Market Risk. Securities in the Underlying Intellidex are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Intellidex.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund’s NAV.

Non-Correlation Risk. The Fund’s return may not match the return of the Underlying Intellidex for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Intellidex. In addition, the performance of the Fund and the

120

Underlying Intellidex may vary due to asset valuation differences and differences between the Fund’s portfolio and the Underlying Intellidex resulting from legal restrictions, costs or liquidity constraints.

Non-Diversified Fund Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.

Semiconductors Industry Risk. Competitive pressures, intense competition, aggressive pricing, technological developments, changing demand, research and development costs, availability and price of components and product obsolescence can significantly affect the semiconductors industry.

Small- and Mid-Capitalization Company Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Performance

The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund’s average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied from year to year and by showing how the Fund’s average annual total returns compared with a broad measure of market performance and an additional index with characteristics relevant to the Fund. The Fund’s performance reflects fee waivers, if any, absent which performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.invesco.com/ETFs.

Annual Total Returns—Calendar Years

The Fund’s year-to-date total return for the six months ended June 30, 2018 was 3.73%.

Best Quarter	Worst Quarter
24.42% (4th Quarter 2010)	(28.63)% (3rd Quarter 2011)

Average Annual Total Returns for the Periods Ended December 31, 2017

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	1 Year	5 Years	10 Years
Return Before Taxes	40.04%	29.32%	11.96%
Return After Taxes on Distributions	39.96%	29.10%	11.83%
Return After Taxes on Distributions and Sale of Fund Shares	22.71%	24.43%	9.95%
Dynamic Semiconductor IntellidexSM Index (reflects no deduction for fees, expenses or taxes)	40.96%	30.33%	12.81%
S&P Composite 1500® Semiconductor Index (reflects no deduction for fees, expenses or taxes)	35.59%	26.62%	12.04%

Management of the Fund

Investment Adviser. Invesco Capital Management LLC (the “Adviser”).

Portfolio Managers. The following individuals are responsible jointly and primarily for the day-to-day management of the Fund’s portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Director of Portfolio Management of the Adviser and Vice President of the Trust	June 2007
Michael Jeanette	Senior Portfolio Manager of the Adviser	August 2008
Tony Seisser	Portfolio Manager of the Adviser	August 2014
Jonathan Nixon	Portfolio Manager of the Adviser	February 2015

121

Purchase and Sale of Fund Shares

The Fund issues and redeems Shares at NAV only with APs and only in large blocks of 50,000 Shares (each block of Shares is called a “Creation Unit”) or multiples thereof (“Creation Unit Aggregations”), generally in exchange for the deposit or delivery of a basket of securities. However, the Fund also reserves the right to permit or require Creation Units to be issued in exchange for cash. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.

Individual Shares may be purchased and sold only on a national securities exchange through brokers. Shares are listed for trading on NYSE Arca, Inc. and because Shares will trade at market prices rather than NAV, Shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).

Tax Information

The Fund’s distributions generally are taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from such account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund’s distributor or its related companies may pay the intermediary for certain Fund-related activities, including those that are designed to make the intermediary more knowledgeable about exchange traded products, such as the Fund, as well as for marketing, education or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s web-site for more information.

122

PSJ	Invesco Dynamic Software ETF

Summary Information

Investment Objective

The Invesco Dynamic Software ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the Dynamic Software IntellidexSM Index (the “Underlying Intellidex”).

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%
Other Expenses	0.13%
Total Annual Fund Operating Expenses	0.63%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years	5 Years	10 Years
$64	$202	$351	$786

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 145% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund’s in-kind creations and redemptions.

Principal Investment Strategies

The Fund generally will invest at least 90% of its total assets in common stocks of software companies that comprise the Underlying Intellidex. As of June 30, 2018, the Underlying Intellidex was composed of common stocks of 30 U.S. software companies. These are companies that are principally engaged in the research, design, production or distribution of products or processes that relate to software applications and systems and information-based services. These companies may include companies that design and market computer applications targeted toward various end user markets, including home/office, design/engineering, and IT infrastructure; as well as distributors of third-party software applications, primarily to resellers, retailers, and corporations.

Strictly in accordance with its guidelines and mandated procedures, ICE Data Indices, LLC (“ICE Data” or the “Intellidex Provider”) includes common stocks of software companies in

123

the Underlying Intellidex principally on the basis of their capital appreciation potential, which ICE Data identifies pursuant to a proprietary selection methodology.

The Fund generally invests in all of the securities comprising its Underlying Intellidex in proportion to their weightings in the Underlying Intellidex. The Fund is “non-diversified” and therefore is not required to meet certain diversification requirements under the Investment Company Act of 1940, as amended.

Concentration Policy. The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Intellidex reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries. As of April 30, 2018, the Fund had significant exposure to the software industry. The Fund’s portfolio holdings, and the extent to which it concentrates in any industry or group of industries, are likely to change over time.

Principal Risks of Investing in the Fund

The following summarizes the principal risks of the Fund.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Authorized Participant Concentration Risk. Only authorized participants (“APs”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that those APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities underlying the Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with processing creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units (as defined below), this may result in a significantly diminished trading market for Shares, which may be more likely to trade at a premium or discount to the Fund’s net asset value (“NAV”) and to face trading halts and/or delisting.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that the Fund holds. In addition, equity risk includes the risk that investor sentiment toward particular industries will become negative. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs, that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Intellidex. Therefore, the Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Intellidex, even if that security generally is underperforming.

Industry Concentration Risk. In following its methodology, the Underlying Intellidex from time to time will be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the Underlying Intellidex concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund faces more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or sector may be out of favor and underperform other industries or the market as a whole.

Issuer-Specific Changes Risk. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

Market Risk. Securities in the Underlying Intellidex are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Intellidex.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund’s NAV.

Non-Correlation Risk. The Fund’s return may not match the return of the Underlying Intellidex for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Intellidex. In addition, the performance of the Fund and the

124

Underlying Intellidex may vary due to asset valuation differences and differences between the Fund’s portfolio and the Underlying Intellidex resulting from legal restrictions, costs or liquidity constraints.

Non-Diversified Fund Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.

Portfolio Turnover Risk. The Fund may engage in frequent trading of its portfolio securities in connection with the rebalancing or adjustment of the Underlying Index. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for the Fund. While a high portfolio turnover rate can result in an increase in taxable capital gain distributions to the Fund’s shareholders, the Fund will seek to utilize the in-kind creation and redemption mechanism (described below) to minimize realization of capital gains to the extent possible.

Small-and Mid-Capitalization Company Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Software Industry Risk. Technological developments, fixed-rate pricing and the ability to attract and retain skilled employees can significantly affect the software industry. The success of companies in the industry is also subject to the continued demand for internet services.

Performance

The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund’s average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied from year to year and by showing how the Fund’s average annual total returns compared with a broad measure of market performance and an additional index with characteristics relevant to the Fund. The Fund’s performance reflects fee waivers, if any, absent which performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.invesco.com/ETFs.

Annual Total Returns—Calendar Years

The Fund’s year-to-date total return for the six months ended June 30, 2018 was 19.80%.

Best Quarter	Worst Quarter
20.10% (2nd Quarter 2009)	(18.27)% (3rd Quarter 2011)

Average Annual Total Returns for the Periods Ended December 31, 2017

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	1 Year	5 Years	10 Years
Return Before Taxes	34.47%	18.57%	12.25%
Return After Taxes on Distributions	34.47%	18.55%	12.25%
Return After Taxes on Distributions and Sale of Fund Shares	19.51%	15.14%	10.27%
Dynamic Software IntellidexSM Index (reflects no deduction for fees, expenses or taxes)	35.43%	19.42%	13.03%
S&P Composite 1500® Software & Services Index (reflects no deduction for fees, expenses or taxes)	37.10%	21.14%	12.09%

Management of the Fund

Investment Adviser. Invesco Capital Management LLC (the “Adviser”).

Portfolio Managers. The following individuals are responsible jointly and primarily for the day-to-day management of the Fund’s portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Director of Portfolio Management of the Adviser and Vice President of the Trust	June 2007
Michael Jeanette	Senior Portfolio Manager of the Adviser	August 2008
Tony Seisser	Portfolio Manager of the Adviser	August 2014
Jonathan Nixon	Portfolio Manager of the Adviser	February 2015

125

Purchase and Sale of Fund Shares

The Fund issues and redeems Shares at NAV only with APs and only in large blocks of 50,000 Shares (each block of Shares is called a “Creation Unit”) or multiples thereof (“Creation Unit Aggregations”), generally in exchange for the deposit or delivery of a basket of securities. However, the Fund also reserves the right to permit or require Creation Units to be issued in exchange for cash. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.

Individual Shares may be purchased and sold only on a national securities exchange through brokers. Shares are listed for trading on NYSE Arca, Inc. and because Shares will trade at market prices rather than NAV, Shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).

Tax Information

The Fund’s distributions generally are taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from such account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund’s distributor or its related companies may pay the intermediary for certain Fund-related activities, including those that are designed to make the intermediary more knowledgeable about exchange traded products, such as the Fund, as well as for marketing, education or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s web-site for more information.

126

PGF	Invesco Financial Preferred ETF

Summary Information

Investment Objective

The Invesco Financial Preferred ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the Wells Fargo® Hybrid and Preferred Securities Financial Index (the “Underlying Index”).

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%
Other Expenses	0.13%
Total Annual Fund Operating Expenses	0.63%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years	5 Years	10 Years
$64	$202	$351	$786

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 5% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund’s in-kind creations and redemptions.

Principal Investment Strategies

The Fund generally will invest at least 90% of its total assets in preferred securities of financial institutions that comprise the Underlying Index. The Underlying Index is a market capitalization weighted index designed to track the performance of preferred securities and securities that the Index Provider (defined below) believes are functionally equivalent to preferred securities, including, but not limited to, depositary preferred securities, perpetual subordinated debt and certain capital securities. The Underlying Index is composed of preferred and equivalent securities with either fixed or fixed to floating rate dividends or coupons, issued by financial institutions that have received an industry sector classification of “financial” from the Bloomberg Professional Service® and that are traded in the U.S. market. Strictly in accordance with its guidelines and mandated procedures, Wells Fargo Securities, LLC (together with Wells Fargo & Company, the “Index Provider”)

127

includes securities in the Underlying Index pursuant to a proprietary selection methodology.

In general, preferred stock is a class of equity security that pays distributions to preferred stockholders. Preferred stockholders have priority over common stockholders in the payment of specified dividends, such that preferred stockholders receive dividends before any dividends are paid to common stockholders. In addition, preferred stock takes precedence over common stock in receiving proceeds from an issuer in the event of the issuer’s liquidation, but is generally junior to debt, including senior and subordinated debt.

The Underlying Index may include fixed or variable rate securities, meaning that dividends and coupons (as applicable) may be paid either on a fixed rate or a floating rate percentage of the fixed par value at which the preferred stock or other securities are issued. Floating rate preferred securities are securities that pay interest at rates that adjust whenever a specified benchmark interest rate (e.g., the LIBOR or a T-Bill rate) changes, float at a fixed margin above a generally recognized base lending rate, or are reset or re-determined on specified dates (such as the last day of a month or calendar quarter). Preferred stocks often have a liquidation value that equals the original purchase price of the stock at the time of issuance.

The Fund does not purchase all of the securities in the Underlying Index; instead, the Fund utilizes a “sampling” methodology to seek to achieve its investment objective. The Fund is “non-diversified” and therefore is not required to meet certain diversification requirements under the Investment Company Act of 1940, as amended.

Concentration Policy. The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries. As of April 30, 2018, the Fund had significant exposure to the financials sector and the banking industry. The Fund’s portfolio holdings, and the extent to which it concentrates in any industry or group of industries, are likely to change over time.

Principal Risks of Investing in the Fund

The following summarizes the principal risks of the Fund.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Authorized Participant Concentration Risk. Only authorized participants (“APs”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders; consequently, there is no assurance that market makers will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities underlying the Fund are traded outside a collateralized settlement system. In that case,

APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with processing creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units (as defined below), this may result in a significantly diminished trading market for Shares, which may be more likely to trade at a premium or discount to the Fund’s net asset value (“NAV”) and to face trading halts and/or delisting. This risk may be heightened for the Fund because it invests in non-U.S. securities, which may have lower trading volumes.

Banking Industry Concentration Risk. The Fund may be susceptible to adverse economic or regulatory occurrences affecting the banking industry. Banks are subject to extensive government regulation that may affect the scope of their activities, their profitability, the prices that they can charge and the amount of capital that they must maintain. In addition, unstable interest rates can have a disproportionate effect on the banking industry; banks whose securities the Fund may purchase may themselves have concentrated portfolios of loans or investments that make them vulnerable to economic conditions that affect that industry. Increased competition also may adversely affect the profitability or viability of banks.

Financials Sector Risk. The market value of securities of issuers in the financial sector can be affected by factors such as adverse regulatory or economic occurrences affecting the financial sector, availability of credit, fluctuations in asset values, unstable interest rates, increased competition, continuing consolidations and development of new products and structures. Furthermore, increased government involvement in financial institutions, including measures such as taking ownership positions in such institutions, could result in a dilution in the value of the shares held by shareholders in such institutions.

Foreign Financial Institution Risk. Certain of the companies that comprise the Underlying Index, while traded on U.S. exchanges, may be issued by foreign financial institutions. Therefore, the Fund may be subject to the risks of investing in securities issued by foreign companies.

High Yield Securities Risk. High yield securities typically involve greater risk and are less liquid than higher grade issues. Changes in general economic conditions, changes in the financial condition of the issuers and changes in interest rates may adversely impact the ability of issuers of high yield securities to make timely payments of interest and principal.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, the Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming.

Industry Concentration Risk. In following its methodology, the Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the Underlying Index

128

concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund faces more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or sector may be out of favor and underperform other industries or the market as a whole.

Issuer-Specific Changes Risk. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund’s NAV.

Non-Correlation Risk. The Fund’s return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Index. The Fund’s use of a representative sampling approach may cause the Fund not to be as well-correlated with the return of the Underlying Index as would be the case if the Fund purchased all of the securities in the Underlying Index in the proportions represented in the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Non-Diversified Fund Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.

Preferred Securities Risk. There are special risks associated with investing in preferred securities. Preferred securities may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time. If the Fund owns a security that is deferring or omitting its distributions, the Fund may be required to include the distribution in its gross income, even though it may not have received any income. Further, preferred securities may lose substantial value due to the omission or deferment of dividend payments. Preferred securities may be less liquid than many other securities, such as common stocks, and generally offer no voting rights with respect to the issuer. Preferred securities also may be subordinated to bonds or other debt instruments in an issuer’s capital structure, subjecting them to a greater risk of non-payment than more senior securities. In addition, in certain circumstances, an issuer of preferred securities may redeem the securities prior to a specified date, and this may negatively impact the return of the security.

Sampling Risk. The Fund’s use of a representative sampling approach may result in its holding a smaller number of securities than are in the Underlying Index. As a result, an adverse development respecting an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in the Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Small- and Mid-Capitalization Company Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Variable- and Floating-Rate Securities Risk. Although variable- and floating-rate instruments are less sensitive to interest rate risk than fixed-rate securities, they are subject to credit risk and default risk, which could impair their value. Variable- and floating-rate securities also may be subject to liquidity risk, meaning that there may be limitations on the Fund’s ability to sell the securities at any given time. Securities with floating or variable interest rates may decline in value if their coupon rates do not reset as high, or as quickly, as comparable market interest rates, and generally carry lower yields than fixed notes of the same maturity. Due to these securities’ variable- or floating-rate features, there can be no guarantee that they will pay a certain level of a dividend, and such securities generally will pay lower levels of income in a falling interest rate environment.

Performance

The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund’s average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied from year to year and by showing how the Fund’s average annual total returns compared with a broad measure of market performance and an additional index with characteristics relevant to the Fund. The Fund’s performance reflects fee waivers, if any, absent which performance would have been lower. Although the information

129

shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.invesco.com/ETFs.

Annual Total Returns—Calendar Years

The Fund’s year-to-date total return for the six months ended June 30, 2018 was 0.33%.

Best Quarter	Worst Quarter
58.35% (2nd Quarter 2009)	(30.31)% (3rd Quarter 2008)

Average Annual Total Returns for the Periods Ended December 31, 2017

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	1 Year	5 Years	10 Years
Return Before Taxes	10.63%	6.68%	6.78%
Return After Taxes on Distributions	9.23%	5.22%	5.40%
Return After Taxes on Distributions and Sale of Fund Shares	7.11%	5.06%	5.36%
Wells Fargo® Hybrid and Preferred Securities Financial Index (reflects no deduction for fees, expenses or taxes)	11.24%	6.93%	7.33%
S&P U.S. Preferred Stock Index (reflects no deduction for fees, expenses or taxes)	9.11%	5.96%	6.85%

Management of the Fund

Investment Adviser. Invesco Capital Management LLC (the “Adviser”).

Portfolio Managers. The following individuals are responsible jointly and primarily for the day-to-day management of the Fund’s portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Director of Portfolio Management of the Adviser and Vice President of the Trust	June 2007
Jeffrey W. Kernagis	Senior Portfolio Manager of the Adviser	September 2007
Gary Jones	Portfolio Manager of the Adviser	August 2013
Philip Fang	Portfolio Manager of the Adviser	July 2010
Richard Ose	Portfolio Manager of the Adviser	August 2014

Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only with APs and only in large blocks of 50,000 Shares (each block of Shares is called a “Creation Unit”) or multiples thereof (“Creation Unit Aggregations”), generally in exchange for the deposit or delivery of a basket of securities. However, the Fund also reserves the right to permit or require Creation Units to be issued in exchange for cash. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.

Individual Shares may be purchased and sold only on a national securities exchange through brokers. Shares are listed for trading on NYSE Arca, Inc. and because the Shares will trade at market prices rather than NAV, Shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).

Tax Information

The Fund’s distributions generally are taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from such account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund’s distributor or its related companies may pay the intermediary for certain Fund-related activities, including those that are designed to make the intermediary more knowledgeable about exchange traded products, such as the Fund, as well as for marketing, education or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s web-site for more information.

130

PRF	Invesco FTSE RAFI US 1000 ETF

Summary Information

Investment Objective

The Invesco FTSE RAFI US 1000 ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the FTSE RAFI™ US 1000 Index (the “Underlying Index”).

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.29%
Other Expenses	0.12%
Total Annual Fund Operating Expenses	0.41%
Fee Waivers and Expense Assumption(1)	0.02%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	0.39%

(1)

Invesco Capital Management LLC (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, offering costs, taxes, Acquired Fund Fees and Expenses, if applicable, and extraordinary expenses) from exceeding 0.39% of the Fund’s average daily net assets per year (the “Expense Cap”) until at least August 31, 2019, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The fees waived and/or expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fees were waived or the expenses were incurred, but no recapture payment will be made by the Fund if it would result in the Fund exceeding (i) the Expense Cap or (ii) the expense cap in effect at the time the fees and/or expenses subject to recapture were waived and/or borne by the Adviser.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption in the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years	5 Years	10 Years
$40	$130	$228	$516

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 9% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund’s in-kind creations and redemptions.

131

Principal Investment Strategies

The Fund generally will invest at least 90% of its total assets in common stocks that comprise the Underlying Index. The Underlying Index is composed of 1,000 common stocks that FTSE International Limited and Research Affiliates LLC (“FTSE” and “RA”, respectively, and collectively, the “Index Provider”), strictly in accordance with their guidelines and mandated procedures, include to track the performance of the largest U.S. companies based on the following four fundamental measures: book value, cash flow, sales and dividends. The Fund generally invests in all of the securities comprising its Underlying Index in proportion to their weightings in the Underlying Index.

Concentration Policy. The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.

Principal Risks of Investing in the Fund

The following summarizes the principal risks of the Fund.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Authorized Participant Concentration Risk. Only authorized participants (“APs”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that those APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities underlying the Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with processing creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units (as defined below), this may result in a significantly diminished trading market for Shares, which may be more likely to trade at a premium or discount to the Fund’s net asset value (“NAV”) and to face trading halts and/or delisting.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that the Fund holds. In addition, equity risk includes the risk that investor sentiment toward particular industries will become negative. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs, that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, the Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming.

Industry Concentration Risk. In following its methodology, the Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the Underlying Index concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund faces more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or sector may be out of favor and underperform other industries or the market as a whole.

Issuer-Specific Changes Risk. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund’s NAV.

Non-Correlation Risk. The Fund’s return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due

132

to asset valuation differences and differences between the Fund’s portfolio and the Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Performance

The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund’s average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied from year to year and by showing how the Fund’s average annual total returns compared with a broad measure of market performance and an additional index with characteristics relevant to the Fund. The Fund’s performance reflects fee waivers, if any, absent which performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.invesco.com/ETFs.

Annual Total Returns—Calendar Years

The Fund’s year-to-date total return for the six months ended June 30, 2018 was 0.16%.

Best Quarter	Worst Quarter
28.15% (2nd Quarter 2009)	(24.12)% (4th Quarter 2008)

Average Annual Total Returns for the Periods Ended December 31, 2017

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	1 Year	5 Years	10 Years
Return Before Taxes	15.95%	14.89%	8.96%
Return After Taxes on Distributions	15.48%	14.37%	8.55%
Return After Taxes on Distributions and Sale of Fund Shares	9.36%	11.91%	7.27%
FTSE RAFI™ US 1000 Index (reflects no deduction for fees, expenses or taxes)	16.37%	15.31%	9.35%
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)	21.69%	15.71%	8.59%

Management of the Fund

Investment Adviser. Invesco Capital Management LLC (the “Adviser”).

Portfolio Managers. The following individuals are responsible jointly and primarily for the day-to-day management of the Fund’s portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Director of Portfolio Management of the Adviser and Vice President of the Trust	June 2007
Michael Jeanette	Senior Portfolio Manager of the Adviser	August 2008
Jonathan Nixon	Portfolio Manager of the Adviser	August 2013
Tony Seisser	Portfolio Manager of the Adviser	February 2015

Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only with APs and only in large blocks of 50,000 Shares (each block of Shares is called a “Creation Unit”) or multiples thereof (“Creation Unit Aggregations”), generally in exchange for the deposit or delivery of a basket of securities. However, the Fund also reserves the right to permit or require Creation Units to be issued in exchange for cash. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.

Individual Shares may be purchased and sold only on a national securities exchange through brokers. Shares are listed for trading on NYSE Arca, Inc. and because the Shares will trade at market prices rather than NAV, Shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).

Tax Information

The Fund’s distributions generally are taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from such account.

133

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund’s distributor or its related companies may pay the intermediary for certain Fund-related activities, including those that are designed to make the intermediary more knowledgeable about exchange traded products, such as the Fund, as well as for marketing, education or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s web-site for more information.

134

PRFZ	Invesco FTSE RAFI US 1500 Small-Mid ETF

Summary Information

Investment Objective

The Invesco FTSE RAFI US 1500 Small-Mid ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the FTSE RAFI™ US Mid Small 1500 Index (the “Underlying Index”).

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.29%
Other Expenses	0.12%
Total Annual Fund Operating Expenses	0.41%
Fee Waivers and Expense Assumption(1)	0.02%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	0.39%

(1)

Invesco Capital Management LLC (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, offering costs, taxes, Acquired Fund Fees and Expenses, if applicable, and extraordinary expenses) from exceeding 0.39% of the Fund’s average daily net assets per year (the “Expense Cap”) until at least August 31, 2019, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The fees waived and/or expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fees were waived or the expenses were incurred, but no recapture payment will be made by the Fund if it would result in the Fund exceeding (i) the Expense Cap or (ii) the expense cap in effect at the time the fees and/or expenses subject to recapture were waived and/or borne by the Adviser.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption in the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years	5 Years	10 Years
$40	$130	$228	$516

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 26% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund’s in-kind creations and redemptions.

135

Principal Investment Strategies

The Fund generally will invest at least 90% of its total assets in common stocks that comprise the Underlying Index. The Underlying Index is composed of 1,500 common stocks that FTSE International Limited and Research Affiliates LLC (“FTSE” and “RA”, respectively, and collectively, the “Index Provider”), strictly in accordance with their guidelines and mandated procedures, include to track the performance of small- and medium-sized U.S. companies based on the following four fundamental measures of firm size: book value, cash flow, sales and dividends. The Fund generally invests in all of the securities comprising its Underlying Index in proportion to their weightings in the Underlying Index.

Concentration Policy. The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.

Principal Risks of Investing in the Fund

The following summarizes the principal risks of the Fund.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Authorized Participant Concentration Risk. Only authorized participants (“APs”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that those APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities underlying the Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with processing creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units (as defined below), this may result in a significantly diminished trading market for Shares, which may be more likely to trade at a premium or discount to the Fund’s net asset value (“NAV”) and to face trading halts and/or delisting.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that the Fund holds. In addition, equity risk includes the risk that investor sentiment toward particular industries will become negative. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs, that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, the Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming.

Industry Concentration Risk. In following its methodology, the Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the Underlying Index concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund faces more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or sector may be out of favor and underperform other industries or the market as a whole.

Issuer-Specific Changes Risk. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund’s NAV.

Non-Correlation Risk. The Fund’s return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due

136

to asset valuation differences and differences between the Fund’s portfolio and the Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Small- and Mid-Capitalization Company Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Performance

The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund’s average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied from year to year and by showing how the Fund’s average annual total returns compared with a broad measure of market performance and an additional index with characteristics relevant to the Fund. The Fund’s performance reflects fee waivers, if any, absent which performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.invesco.com/ETFs.

Annual Total Returns—Calendar Years

The Fund’s year-to-date total return for the six months ended June 30, 2018 was 7.56%.

Best Quarter	Worst Quarter
36.73% (2nd Quarter 2009)	(28.30)% (4th Quarter 2008)

Average Annual Total Returns for the Periods Ended December 31, 2017

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	1 Year	5 Years	10 Years
Return Before Taxes	13.96%	14.65%	10.56%
Return After Taxes on Distributions	13.68%	14.31%	10.30%
Return After Taxes on Distributions and Sale of Fund Shares	8.11%	11.73%	8.70%
FTSE RAFI™ US Mid Small 1500 Index (reflects no deduction for fees, expenses or taxes)	14.19%	14.91%	10.76%
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	14.65%	14.12%	8.71%

Management of the Fund

Investment Adviser. Invesco Capital Management LLC (the “Adviser”).

Portfolio Managers. The following individuals are responsible jointly and primarily for the day-to-day management of the Fund’s portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Director of Portfolio Management of the Adviser and Vice President of the Trust	June 2007
Michael Jeanette	Senior Portfolio Manager of the Adviser	August 2008
Jonathan Nixon	Portfolio Manager of the Adviser	August 2013
Tony Seisser	Portfolio Manager of the Adviser	February 2015

Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only with APs and only in large blocks of 50,000 Shares (each block of Shares is called a “Creation Unit”) or multiples thereof (“Creation Unit Aggregations”), generally in exchange for the deposit or delivery of a basket of securities. However, the Fund also reserves the right to permit or require Creation Units to be issued in exchange for cash. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.

Individual Shares may be purchased and sold only on a national securities exchange through brokers. Shares are listed for trading on The Nasdaq Stock Market and because the Shares will trade at market prices rather than NAV, Shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).

Tax Information

The Fund’s distributions generally are taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from such account.

137

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund’s distributor or its related companies may pay the intermediary for certain Fund-related activities, including those that are designed to make the intermediary more knowledgeable about exchange traded products, such as the Fund, as well as for marketing, education or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s web-site for more information.

138

PSP	Invesco Global Listed Private Equity ETF

Summary Information

Investment Objective

The Invesco Global Listed Private Equity ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the Red Rocks Global Listed Private Equity Index (the “Underlying Index”).

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%
Other Expenses	0.15%
Acquired Fund Fees and Expenses(1)	1.40%
Total Annual Fund Operating Expenses	2.05%
Fee Waivers and Expense Assumption(2)	0.02%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	2.03%

(1)

Acquired Fund Fees and Expenses are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table may differ from the ratio of expenses to average net assets included in the “Financial Highlights” section of this Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.

(2)

Through August 31, 2020, Invesco Capital Management LLC (the “Adviser”) has agreed to waive a portion of the Fund’s management fee in an amount equal to 100% of the net advisory fees an affiliate of the Adviser receives that are attributable to certain of the Fund’s investments in money market funds managed by that affiliate. This waiver will have the effect of reducing the Acquired Fund Fees and Expenses that are indirectly borne by the Fund. The Adviser cannot discontinue this waiver prior to its expiration.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption in the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years	5 Years	10 Years
$206	$641	$1,101	$2,378

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 44% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund’s in-kind creations and redemptions.

139

Principal Investment Strategies

The Fund generally will invest at least 90% of its total assets in securities (including American depositary receipts (“ADRs”) and global depositary receipts (“GDRs”)) that comprise the Underlying Index. The Underlying Index is composed of securities, ADRs and GDRs of 40 to 75 private equity companies, including business development companies (“BDCs”), master limited partnerships (“MLPs”) and other vehicles that are listed on a nationally recognized exchange, all of whose principal businesses are to invest in, lend capital to, or provide services to privately held companies (collectively, “listed private equity companies”). Strictly in accordance with its guidelines and mandated procedures, Red Rocks Capital LLC (“Red Rocks” or the “Index Provider”) includes securities in the Underlying Index pursuant to a proprietary selection methodology.

The Fund generally invests in all of the securities comprising its Underlying Index in proportion to their weightings in the Underlying Index. The Fund may enter into various swap transactions, including total return swaps, to simulate full investment in the Underlying Index or to manage cash flows.

Concentration Policy. The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries. As of April 30, 2018, the Fund had significant exposure to the capital markets industry. The Fund’s portfolio holdings, and the extent to which it concentrates in any industry or group of industries, is likely to change over time.

Principal Risks of Investing in the Fund

The following summarizes the principal risks of the Fund.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

ADR and GDR Risk. ADRs are certificates that evidence ownership of shares of a foreign issuer and are alternatives to purchasing directly underlying foreign securities in their national markets and currencies. GDRs are certificates issued by an international bank that generally are traded and denominated in the currencies of countries other than the home country of the issuer of the underlying shares. ADRs and GDRs may be subject to certain of the risks associated with direct investments in the securities of foreign companies, such as currency, political, economic and market risks. Moreover, ADRs and GDRs may not track the price of the underlying foreign securities on which they are based, and their value may change materially at times when U.S. markets are not open for trading.

Authorized Participant Concentration Risk. Only authorized participants (“APs”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that those APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities underlying the Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with processing creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units (as defined below), this may result in a significantly diminished trading market for Shares, which may be more likely to trade at a premium or discount to the Fund’s net asset value (“NAV”) and to face trading halts and/or delisting. This risk may be heightened for the Fund because it invests in non-U.S. securities, which may have lower trading volumes.

Capital Markets Industry Risk. Companies in the capital markets industry may be significantly affected by stock and bank trading activity, changes in governmental regulation, continuing increases in price competition, decreases in fees or fee-related business, including investment banking, brokerage, asset management and other servicing fees, fluctuations in interest rates and other factors which could adversely affect financial markets.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that the Fund holds. In addition, equity risk includes the risk that investor sentiment toward particular industries will become negative. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs, that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Foreign Securities Risk. Since the Underlying Index may include ADRs and GDRs, the Fund’s investments involve risks of investing in foreign securities in addition to the risks associated with domestic securities. In general, foreign companies are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about these companies. Moreover, foreign companies often are subject to less stringent requirements regarding accounting, auditing, financial reporting and record-keeping than are U.S. companies, and therefore, not all material information regarding these companies will be available.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of its

140

Underlying Index. Therefore, the Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming.

Industry Concentration Risk. In following its methodology, the Underlying Index from time to time will be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the Underlying Index concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund faces more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or sector may be out of favor and underperform other industries or the market as a whole.

Issuer-Specific Changes Risk. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund’s NAV.

Non-Correlation Risk. The Fund’s return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Restrictions on Investments Risk. A significant portion of the Underlying Index is composed of BDCs or other investment companies. The Fund may not acquire greater than 3% of the total outstanding shares of such companies, as required by the 1940 Act, unless such purchases are made in accordance with exemptive relief pertaining to the Fund permitting such investments. If the Fund is unable to rely on its exemptive relief, this limitation could inhibit the Fund’s ability to purchase certain of the securities in the Underlying Index in the proportions represented in the Underlying Index. In these circumstances, the Fund would be required to use sampling techniques, which could increase the risk of tracking error.

Investments in BDCs Risk. The Investment Company Act of 1940, as amended (the “1940 Act”), imposes certain restraints upon the operations of a BDC. For example, BDCs are required to invest at least 70% of their total assets primarily in securities of private companies or thinly traded U.S. public companies, cash, cash equivalents, U.S. government securities and high-quality debt investments that mature in one year or less. Additionally, a BDC may incur indebtedness only in amounts such that the BDC’s asset coverage equals at least 200% after such incurrence. These limitations on asset mix and leverage may prohibit the way that the BDC raises capital. BDCs generally invest in less mature private companies, which involve greater risk than well-established, publicly-traded companies.

Risks of Investing in Listed Private Equity Companies. There are certain risks inherent in investing in listed private equity companies, which encompass financial institutions or vehicles whose principal business is to invest in and lend capital to, or provide services to privately held companies. Generally, little public information exists for private and thinly traded companies, and there is a risk that investors may not be able to make a fully informed investment decision. The Fund is also subject to the underlying risks which affect the listed private equity companies in which the financial institutions or vehicles held by the Fund invest. Listed private equity companies are subject to various risks depending on their underlying investments, which include additional liquidity risk, industry risk, foreign security risk, currency risk, valuation risk and credit risk. Listed private equity companies may have relatively concentrated investment portfolios, consisting of a relatively small number of holdings, which may be adversely impacted by the poor performance of a small number of investments. By investing in companies in the capital markets whose business is to lend money, there is a risk that the issuer may default on its payments or declare bankruptcy.

Risks of Investing in MLP Units. An MLP is an entity that is classified as a partnership under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), and whose partnership interests or “units” are traded on securities exchanges like shares of corporate stock. An investment in MLPs involves risks that differ from a similar investment in equity securities, such as common stock, of a corporation. Investments in MLPs units are subject to certain risks inherent in the structure of MLPs, including (i) tax risks, (ii) the limited ability to elect or remove management or the general partner or managing member, (iii) limited voting rights and (iv) conflicts of interest between the general partner or managing member and its affiliates and the limited partners or members.

Small- and Mid-Capitalization Company Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes

141

significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Swap Agreements Risk. Swaps are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks, bonds, and other traditional investments. The use of swap agreements entails certain risks that may be different from, or possibly greater than, the risks associated with investing directly in the reference instrument that underlies the swap agreement. Swaps typically include a certain amount of embedded leverage and, as such, are subject to leveraging risk. Swaps also are subject to liquidity risk and counterparty risk and also may be difficult to value. A swap agreement can increase or decrease the volatility of the Fund’s investments and its NAV. The value of swaps, like many other derivatives, may move in unexpected ways and may result in losses for the Fund. Adverse changes in the value or level of an underlying commodity can result in gains or losses that are substantially greater than the amount invested in the swap itself. Certain swaps have the potential for unlimited loss, regardless of the size of the initial investment.

Performance

The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund’s average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied from year to year and by showing how the Fund’s average annual total returns compared with a broad measure of market performance and an additional index with characteristics relevant to the Fund. The Fund’s performance reflects fee waivers, if any, absent which performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.invesco.com/ETFs.

Annual Total Returns—Calendar Years

The Fund’s year-to-date total return for the six months ended June 30, 2018 was (0.56)%.

Best Quarter	Worst Quarter
34.74% (2nd Quarter 2009)	(54.25)% (4th Quarter 2008)

Average Annual Total Returns for the Periods Ended December 31, 2017

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	1 Year	5 Years	10 Years
Return Before Taxes	23.90%	12.82%	0.77%
Return After Taxes on Distributions	19.73%	9.90%	(1.15)%
Return After Taxes on Distributions and Sale of Fund Shares	14.51%	9.01%	(0.13)%
Red Rocks Global Listed Private Equity Index (reflects no deduction for fees, expenses or taxes)	25.34%	13.94%	3.88%
MSCI EAFE® Index (Net) (reflects invested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)	25.03%	7.90%	1.94%

Management of the Fund

Investment Adviser. Invesco Capital Management LLC (the “Adviser”).

Portfolio Managers. The following individuals are responsible jointly and primarily for the day-to-day management of the Fund’s portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Director of Portfolio Management of the Adviser and Vice President of the Trust	June 2007
Michael Jeanette	Senior Portfolio Manager of the Adviser	February 2015
Jonathan Nixon	Portfolio Manager of the Adviser	August 2013
Tony Seisser	Portfolio Manager of the Adviser	February 2015

Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only with APs and only in large blocks of 50,000 Shares (each block of Shares is called a “Creation Unit”) or multiples thereof (“Creation Unit Aggregations”), generally in exchange for the deposit or delivery of a basket of securities. However, the Fund also reserves the right to permit or require Creation Units to be issued in exchange for cash. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.

Individual Shares may be purchased and sold only on a national securities exchange through brokers. Shares are listed for trading on NYSE Arca, Inc. and because the Shares will trade at market prices rather than NAV, Shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).

142

Tax Information

The Fund’s distributions generally are taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from such account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund’s distributor or its related companies may pay the intermediary for certain Fund-related activities, including those that are designed to make the intermediary more knowledgeable about exchange traded products, such as the Fund, as well as for marketing, education or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s web-site for more information.

143

PGJ	Invesco Golden Dragon China ETF

Summary Information

Investment Objective

The Invesco Golden Dragon China ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the NASDAQ Golden Dragon China Index (the “Underlying Index”).

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%
Other Expenses	0.20%
Total Annual Fund Operating Expenses	0.70%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years	5 Years	10 Years
$72	$224	$390	$871

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 25% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund’s in-kind creations and redemptions.

Principal Investment Strategies

The Fund generally will invest at least 90% of its total assets in equity securities that comprise the Underlying Index. The Underlying Index is composed of securities of U.S. exchange-listed companies that are headquartered or incorporated in the People’s Republic of China.

Strictly in accordance with its guidelines and mandated procedures, Nasdaq, Inc. (“Nasdaq” or the “Index Provider”) includes securities in the Underlying Index to seek to provide access to the unique economic opportunities taking place in China while still providing investors with the transparency offered with U.S.-exchange listed securities. Securities in the Underlying Index may include common stocks, ordinary shares, American depositary receipts (“ADRs”), shares of beneficial interest, limited partnership interests or tracking stocks.

144

The Fund generally invests in all of the securities comprising its Underlying Index in proportion to their weightings in the Underlying Index. The Fund is “non-diversified” and therefore is not required to meet certain diversification requirements under the Investment Company Act of 1940, as amended.

Concentration Policy. The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries. As of April 30, 2018, the Fund has significant exposure to the consumer discretionary sector and the information technology sector. The Fund’s portfolio holdings, and the extent to which it concentrates in any industry or group of industries, are likely to change over time.

Principal Risks of Investing in the Fund

The following summarizes the principal risks of the Fund.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

ADR Risk. ADRs are certificates that evidence ownership of shares of a foreign issuer and are alternatives to purchasing directly underlying foreign securities in their national markets and currencies. However, ADRs may be subject to certain of the risks associated with direct investments in the securities of foreign companies. Moreover, ADRs may not track the price of the underlying foreign securities on which they are based, and their value may change materially at times when U.S. markets are not open for trading.

Authorized Participant Concentration Risk. Only authorized participants (“APs”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that those APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities underlying the Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with processing creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units (as defined below), this may result in a significantly diminished trading market for Shares, which may be more likely to trade at a premium or discount to the Fund’s net asset value (“NAV”) and to face trading halts and/or delisting. This risk may be heightened for the Fund because it invests in non-U.S. securities, which may have lower trading volumes.

China Exposure Risk. The value of securities of companies that derive the majority of their revenues from China is likely to be more volatile than that of other issuers. The economy of China differs, often unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment. The Chinese central government historically has exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership. Actions of the Chinese government authorities continue to have a substantial effect on economic conditions in China. It is difficult for non-Chinese investors to directly access securities in China because of investment and trading restrictions. These limitations and restrictions may impact the availability, liquidity, and pricing of certain securities.

Consumer Discretionary Sector Risk. Companies engaged in the consumer discretionary sector are affected by fluctuations in supply and demand and changes in consumer preferences. Changes in consumer spending as a result of world events, political and economic conditions, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources and labor relations also may adversely affect these companies.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that the Fund holds. In addition, equity risk includes the risk that investor sentiment toward particular industries will become negative. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs, that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, the Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming.

Industry Concentration Risk. In following its methodology, the Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the Underlying Index concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund faces more risks than if it were

145

diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or sector may be out of favor and underperform other industries or the market as a whole.

Information Technology Sector Risk. Factors such as the failure to obtain, or delays in obtaining, financing or regulatory approval, intense competition, product compatibility, consumer preferences, corporate capital expenditure, rapid obsolescence, competition from alternative technologies, and research and development of new products may significantly affect the market value of securities of issuers in the information technology sector.

Issuer-Specific Changes Risk. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund’s NAV.

Non-Correlation Risk. The Fund’s return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Non-Diversified Fund Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.

Small- and Mid-Capitalization Company Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Performance

The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund’s average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied from year to year and by showing how the Fund’s average annual total returns compared with a broad measure of market performance and an additional index with characteristics relevant to the Fund. The Fund’s performance reflects fee waivers, if any, absent which performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.invesco.com/ETFs.

Annual Total Returns—Calendar Years

The Fund’s year-to-date total return for the six months ended June 30, 2018 was 2.87%.

Best Quarter	Worst Quarter
41.95% (2nd Quarter 2009)	(26.75)% (1st Quarter 2008)

Average Annual Total Returns for the Periods Ended December 31, 2017

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	1 Year	5 Years	10 Years
Return Before Taxes	59.97%	19.94%	4.09%
Return After Taxes on Distributions	58.76%	19.47%	3.80%
Return After Taxes on Distributions and Sale of Fund Shares	34.16%	16.12%	3.16%

146

	1 Year	5 Years	10 Years
NASDAQ Golden Dragon China Index (reflects no deduction for fees, expenses or taxes)	60.51%	20.33%	4.45%
FTSE China 50 Index (reflects no deduction for fees, expenses or taxes)	35.99%	7.08%	1.08%

Management of the Fund

Investment Adviser. Invesco Capital Management LLC (the “Adviser”).

Portfolio Managers. The following individuals are responsible jointly and primarily for the day-to-day management of the Fund’s portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Director of Portfolio Management of the Adviser and Vice President of the Trust	June 2007
Michael Jeanette	Senior Portfolio Manager of the Adviser	August 2008
Tony Seisser	Portfolio Manager of the Adviser	February 2015
Jonathan Nixon	Portfolio Manager of the Adviser	February 2015

Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only with APs and only in large blocks of 50,000 Shares (each block of Shares is called a “Creation Unit”) or multiples thereof (“Creation Unit Aggregations”), generally in exchange for the deposit or delivery of a basket of securities. However, the Fund also reserves the right to permit or require Creation Units to be issued in exchange for cash. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.

Individual Shares may be purchased and sold only on a national securities exchange through brokers. Shares are listed for trading on The Nasdaq Stock Market and because the Shares will trade at market prices rather than NAV, Shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).

Tax Information

The Fund’s distributions generally are taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from such account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund’s distributor or its related companies may pay the intermediary for certain Fund-related activities, including those that are designed to make the intermediary more knowledgeable about exchange traded products, such as the Fund, as well as for marketing, education or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s web-site for more information.

147

PEY	Invesco High Yield Equity Dividend AchieversTM ETF

Summary Information

Investment Objective

The Invesco High Yield Equity Dividend AchieversTM ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the NASDAQ US Dividend AchieversTM 50 Index (the “Underlying Index”).

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.40%
Other Expenses	0.14%
Total Annual Fund Operating Expenses	0.54%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years	5 Years	10 Years
$55	$173	$302	$677

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 38% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund’s in-kind creations and redemptions.

Principal Investment Strategies

The Fund generally will invest at least 90% of its total assets in common stocks of companies that comprise the Underlying Index. Strictly in accordance with its guidelines and mandated procedures, Nasdaq, Inc. (“Nasdaq” or the “Index Provider”) includes common stocks in the Underlying Index that have a consistent record of dividend increases, principally on the basis of dividend yield and consistent growth in dividends. As of June 30, 2018, the Underlying Index was composed of 50 companies. To qualify for inclusion in the Underlying Index, an issuer must have increased its annual regular cash dividend payments for each of its last ten or more calendar or fiscal years, and must have a minimum market capitalization of $1 billion. The Fund generally invests in all of the securities comprising its Underlying Index in proportion to their weightings in the Underlying Index.

148

Concentration Policy. The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.

Principal Risks of Investing in the Fund

The following summarizes the principal risks of the Fund.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Authorized Participant Concentration Risk. Only authorized participants (“APs”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that those APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities underlying the Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with processing creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units (as defined below), this may result in a significantly diminished trading market for Shares, which may be more likely to trade at a premium or discount to the Fund’s net asset value (“NAV”) and to face trading halts and/or delisting.

Dividend Paying Security Risk. Securities that pay high dividends as a group can fall out of favor with the market, causing such companies to underperform companies that do not pay high dividends. Also, changes in the dividend policies of the companies in the Underlying Index and the capital resources available for such companies’ dividend payments may affect the Fund.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that the Fund holds. In addition, equity risk includes the risk that investor sentiment toward particular industries will become negative. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs, that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, the Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming.

Industry Concentration Risk. In following its methodology, the Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the Underlying Index concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund faces more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or sector may be out of favor and underperform other industries or the market as a whole.

Issuer-Specific Changes Risk. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund’s NAV.

Non-Correlation Risk. The Fund’s return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Small- and Mid-Capitalization Company Risk. Investing in securities of small- and mid-capitalization companies involves greater risk

149

than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Performance

The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund’s average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied from year to year and by showing how the Fund’s average annual total returns compared with a broad measure of market performance and an additional index with characteristics relevant to the Fund. The Fund’s performance reflects fee waivers, if any, absent which performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.invesco.com/ETFs.

Annual Total Returns—Calendar Years

The Fund’s year-to-date total return for the six months ended June 30, 2018 was 0.77%.

Best Quarter	Worst Quarter
26.81% (3rd Quarter 2008)	(30.52)% (1st Quarter 2009)

Average Annual Total Returns for the Periods Ended December 31, 2017

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	1 Year	5 Years	10 Years
Return Before Taxes	8.64%	17.61%	7.21%
Return After Taxes on Distributions	7.79%	16.64%	6.41%
Return After Taxes on Distributions and Sale of Fund Shares	5.54%	14.08%	5.64%
NASDAQ US Dividend AchieversTM 50 Index (reflects no deduction for fees, expenses or taxes)	9.24%	18.22%	7.66%
Dow Jones U.S. Select Dividend Index (reflects no deduction for fees, expenses or taxes)	15.44%	15.57%	8.84%

Management of the Fund

Investment Adviser. Invesco Capital Management LLC (the “Adviser”).

Portfolio Managers. The following individuals are responsible jointly and primarily for the day-to-day management of the Fund’s portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Director of Portfolio Management of the Adviser and Vice President of the Trust	June 2007
Michael Jeanette	Senior Portfolio Manager of the Adviser	August 2008
Tony Seisser	Portfolio Manager of the Adviser	August 2014
Jonathan Nixon	Portfolio Manager of the Adviser	February 2015

Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only with APs and only in large blocks of 50,000 Shares (each block of Shares is called a “Creation Unit”) or multiples thereof (“Creation Unit Aggregations”), generally in exchange for the deposit or delivery of a basket of securities. However, the Fund also reserves the right to permit or require Creation Units to be issued in exchange for cash. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.

Individual Shares may be purchased and sold only on a national securities exchange through brokers. Shares are listed for trading on The Nasdaq Stock Market and because the Shares will trade at market prices rather than NAV, Shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).

Tax Information

The Fund’s distributions generally are taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from such account.

150

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund’s distributor or its related companies may pay the intermediary for certain Fund-related activities, including those that are designed to make the intermediary more knowledgeable about exchange traded products, such as the Fund, as well as for marketing, education or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s web-site for more information.

151

NFO	Invesco Insider Sentiment ETF

Summary Information

Investment Objective

The Invesco Insider Sentiment ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the Nasdaq US Insider Sentiment Index (the “Underlying Index”).

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%
Other Expenses	0.23%
Total Annual Fund Operating Expenses	0.73%
Fee Waivers and Expense Assumption(1)(2)	0.13%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	0.60%

(1)

Invesco Capital Management LLC (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes, Acquired Fund Fees and Expenses, if applicable, and extraordinary expenses) from exceeding 0.60% of the Fund’s average daily net assets per year (the “Expense Cap”) through at least April 6, 2020, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The fees waived and/or expenses borne by the Adviser are subject to recapture by the Adviser up to three years from the date the fees were waived or the expenses were incurred, but no recapture payment will be made by the Fund if it would result in the Fund exceeding (i) the Expense Cap or (ii) the expense cap in effect at the time the fees and/or expenses subject to recapture were waived and/or borne by the Adviser.

(2)

The Adviser further agrees to reimburse the Fund in the amount equal to the licensing fees that the Fund pays that cause the Fund’s operating expenses (excluding interest expenses, offering costs, brokerage commissions and other trading expenses, taxes, Acquired Fund Fees and Expenses and extraordinary expenses) to exceed 0.60% through at least April 6, 2020.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption for the contractual period above, and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years	5 Years	10 Years
$61	$207	$380	$881

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are

152

held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the fiscal year ended August 31, 2017, the portfolio turnover rate of the Guggenheim Insider Sentiment ETF (the “Predecessor Fund”) was 189% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations and redemptions. During the fiscal period September 1, 2017 to April 30, 2018, the portfolio turnover rate of the Predecessor Fund and the Fund was 108% of the average value of the portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations and redemptions.

Principal Investment Strategies

The Fund generally will invest at least 90% of its total assets in securities that comprise the Underlying Index and depositary receipts representing common stocks included in the Underlying Index (or underlying securities representing depositary receipts included in the Underlying Index).

The Underlying Index is designed to provide exposure to U.S. companies that Nasdaq, Inc. (“Nasdaq” or the “Index Provider”), strictly in accordance with its guidelines and mandated procedures, has selected for inclusion in the Underlying Index based on a company’s corporate insider buying trends. The companies eligible for the Underlying Index are derived from its starting universe, the Nasdaq US Large Mid Cap Index, which is designed to track the performance of mid- to large-capitalization U.S. companies. The Index Provider selects securities for the Underlying Index using a rules-based selection criteria designed to increase the Underlying Index’s exposure, relative to the starting universe, to securities that reflect favorable corporate insider buying trends by considering the following factors:

•

Insider Buying Trends. Increases in average shares of a company held by corporate insiders are evaluated by calculating the average shares held by corporate insiders over a trailing 12-month period and comparing that average to the average number of shares held by corporate insiders over a 13 to 24-month period.

•	Momentum. Momentum is calculated based on each company’s one-month, three-month, six-month, nine-month and twelve-month returns.

•	Volatility. Volatility reflects the degree of fluctuation in a company’s share price and it is calculated based on a company’s trailing one-year share price fluctuation.

Eligible securities are ranked based on the above three factors and the top 100 ranking securities are selected for inclusion in the Underlying Index.

The Fund may invest directly in one or more underlying securities represented by depositary receipts included in the Underlying Index under the following limited circumstances: (a) when market conditions result in the underlying security providing improved liquidity relative to the depositary receipt; (b) when a depositary receipt is trading at a significantly different price than its underlying security; or (c) the timing of trade executions is improved due to the local market in which an underlying security is traded being open at different times than the market in which the security’s corresponding depositary receipt is traded.

The Fund generally invests in all of the securities comprising the Underlying Index in proportion to their weightings in the Underlying Index.

The Fund is “non-diversified” and therefore is not required to meet certain diversification requirements under the Investment Company Act of 1940, as amended (the “1940 Act”).

Concentration Policy. The Fund will concentrate its investments (i.e., invest more than 25% of the value of its net assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.

Principal Risks of Investing in the Fund

The following summarizes the principal risks of the Fund.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

ADR and GDR Risk. ADRs are certificates that evidence ownership of shares of a foreign issuer and are alternatives to purchasing directly underlying foreign securities in their national markets and currencies. GDRs are certificates issued by an international bank that generally are traded and denominated in the currencies of countries other than the home country of the issuer of the underlying shares. ADRs and GDRs may be subject to certain of the risks associated with direct investments in the securities of foreign companies, such as currency, political, economic and market risks. Moreover, ADRs and GDRs may not track the price of the underlying foreign securities on which they are based, and their value may change materially at times when U.S. markets are not open for trading.

Authorized Participant Concentration Risk. Only authorized participants (“APs”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that those APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities underlying the Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APS may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with processing creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units (as defined below), this may result in a significantly diminished trading market for Shares, which may be more likely to trade at a premium or discount to the Fund’s net asset value (“NAV”) and to face trading halts and/or delisting. This risk may be heightened for the Fund because it invests in non-U.S. securities, which may have lower trading volumes.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes

153

in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that the Fund holds. In addition, equity risk includes the risk that investor sentiment toward particular industries will become negative. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs, that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, the Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming.

Industry Concentration Risk. In following its methodology, the Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or sector. To the extent that the Underlying Index concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund faces more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or sector may be out of favor and underperform other industries or the market as a whole.

Issuer-Specific Changes Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund’s NAV.

Mid-Capitalization Company Risk. Investing in securities of mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often mid-capitalization companies and the industries in which they focus are still evolving, and, as a result, they may be more sensitive to changing market conditions.

Non-Correlation Risk. The Fund’s return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Non-Diversified Fund Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.

Portfolio Turnover Risk. The Fund may engage in frequent trading of its portfolio securities in connection with the rebalancing or adjustment of the Underlying Index. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for the Fund. While a high portfolio turnover rate can result in an increase in taxable capital gain distributions to the Fund’s shareholders, the Fund will seek to utilize the in-kind creation and redemption mechanism (described below) to minimize realization of capital gains to the extent possible.

Performance

The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund’s average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied from year to year and by showing how the Fund’s average annual total returns compared with a broad measure of market performance and additional indexes with characteristics relevant to the Fund. The Fund’s performance reflects fee waivers, absent which performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.

154

The Fund is the successor to the investment performance of the Predecessor Fund as a result of the reorganization of the Predecessor Fund into the Fund, which was consummated after the close of business on April 6, 2018. Accordingly, the performance information shown below for periods ending on or prior to April 6, 2018 is that of the Predecessor Fund. Updated performance information is available online at www.invesco.com/ETFs.

Annual Total Returns—Calendar Years

Best Quarter	Worst Quarter
33.40% (2nd Quarter 2009)	(23.50)% (3rd Quarter 2011)

The return of the Fund for the year-to-date ending June 30, 2018 was 3.83%.

Average Annual Total Returns for the Periods Ended December 31, 2017

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	1 Year	5 Years	10 Years
Return Before Taxes	27.78%	13.67%	9.44%
Return After Taxes on Distributions	26.97%	12.99%	8.80%
Return After Taxes on Distributions and Sale of Fund Shares	15.73%	10.61%	7.38%
NASDAQ US Insider Sentiment Index(1) (reflects no deduction for fees, expenses or taxes)	28.66%	N/A	N/A
Blended-NASDAQ US Insider Sentiment Index(2) (reflects no deduction for fees, expenses or taxes)	28.66%	14.33%	10.11%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	21.83%	15.79%	8.50%

(1)	Prior to the commencement date of September 26, 2016, performance for the Nasdaq US Insider Sentiment Index is not available.

(2)	The Blended-Nasdaq US Insider Sentiment Index reflects the performance of the Sabrient Insider Sentiment Index prior to October 24, 2016, and the Nasdaq US Insider Sentiment Index thereafter.
Management of the Fund

Investment Adviser. Invesco Capital Management LLC (the “Adviser”).

Portfolio Managers. The following individuals are responsible jointly and primarily for the day-to-day management of the Fund’s portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Director of Portfolio Management of the Adviser and Vice President of the Trust	April 2018
Michael Jeanette	Senior Portfolio Manager of the Adviser	April 2018
Jonathan Nixon	Portfolio Manager of the Adviser	April 2018
Tony Seisser	Portfolio Manager of the Adviser	April 2018

Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only with APs and only in large blocks of 50,000 Shares (each block of Shares is called a “Creation Unit”) or multiples thereof (“Creation Unit Aggregations”), generally in exchange for the deposit or delivery of a basket of securities. However, the Fund also reserves the right to permit or require Creation Units to be issued in exchange for cash. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.

Individual Shares may be purchased and sold only on a national securities exchange through brokers. Shares are listed for trading on the NYSE Arca, Inc. and because the Shares trade at market prices rather than NAV, Shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).

Tax Information

The Fund’s distributions generally are taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from such account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund’s distributor or its related companies may pay the intermediary for certain Fund-related activities, including those that are designed to make the intermediary more knowledgeable about exchange traded products, such as the Fund, as well as for marketing, education or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s web-site for more information.

155

PID	Invesco International Dividend AchieversTM ETF

Summary Information

Investment Objective

The Invesco International Dividend AchieversTM ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the NASDAQ International Dividend AchieversTM Index (the “Underlying Index”).

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.40%
Other Expenses	0.15%
Total Annual Fund Operating Expenses	0.55%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years	5 Years	10 Years
$56	$176	$307	$689

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 55% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund’s in-kind creations and redemptions.

Principal Investment Strategies

The Fund generally will invest at least 90% of its total assets in dividend-paying common stocks and other securities that comprise the Underlying Index. The Underlying Index is composed of Global Depositary Receipts (“GDRs”) and American Depositary Receipts (“ADRs”) that are listed on the London Stock Exchange (“LSE”) or the London International Exchange, in addition to ADRs and non-U.S. common or ordinary stocks traded on the New York Stock Exchange (“NYSE”), The Nasdaq Stock Market (“NASDAQ”) or NYSE American. Strictly in accordance with its guidelines and mandated procedures, Nasdaq, Inc. (“Nasdaq” or the “Index Provider”) includes stock in the Underlying Index pursuant to a proprietary selection methodology that identifies companies that have increased their aggregate annual regular cash dividend payments consistently for at least each of the last five consecutive years. The Fund generally invests in all of the securities comprising its Underlying Index in proportion to their weightings in the Underlying Index.

156

Concentration Policy. The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.

Principal Risks of Investing in the Fund

The following summarizes the principal risks of the Fund.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

ADR and GDR Risk. ADRs are certificates that evidence ownership of shares of a foreign issuer and are alternatives to purchasing directly underlying foreign securities in their national markets and currencies. GDRs are certificates issued by an international bank that generally are traded and denominated in the currencies of countries other than the home country of the issuer of the underlying shares. ADRs and GDRs may be subject to certain of the risks associated with direct investments in the securities of foreign companies, such as currency, political, economic and market risks. Moreover, ADRs and GDRs may not track the price of the underlying foreign securities on which they are based, and their value may change materially at times when U.S. markets are not open for trading.

Authorized Participant Concentration Risk. Only authorized participants (“APs”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that those APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities underlying the Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with processing creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units (as defined below), this may result in a significantly diminished trading market for Shares, which may be more likely to trade at a premium or discount to the Fund’s net asset value (“NAV”) and to face trading halts and/or delisting. This risk may be heightened for the Fund because it invests in non-U.S. securities, which may have lower trading volumes.

Canada Risk. Because the Fund invests a significant portion of its assets in companies that are domiciled in Canada, the Fund is particularly sensitive to political, economic and social conditions in that country. Canada is a major producer of metals. The Canadian economy is especially dependent on the demand for, and supply of, natural resources, and the Canadian market is relatively concentrated in issuers involved in the production and distribution of natural resources. Any adverse events that affect Canada’s major industries may have a negative impact on the overall Canadian economy and the shares of the Fund.

Dividend Paying Security Risk. Securities that pay high dividends as a group can fall out of favor with the market, causing such companies to underperform companies that do not pay high dividends. Also, changes in the dividend policies of the companies in the Underlying Index and the capital resources available for such companies’ dividend payments may affect the Fund.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that the Fund holds. In addition, equity risk includes the risk that investor sentiment toward particular industries will become negative. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs, that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Foreign Securities Risk. The Fund’s investments in foreign securities involve risks that are in addition to the risks associated with domestic securities. Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about these companies. Moreover, foreign companies are often subject to less stringent requirements regarding accounting, auditing, financial reporting and record-keeping than are U.S. companies, and therefore, not all material information regarding these companies will be available.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, the Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming.

Industry Concentration Risk. In following its methodology, the Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the Underlying Index concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund faces more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in

157

a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or sector may be out of favor and underperform other industries or the market as a whole.

Issuer-Specific Changes Risk. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund’s NAV.

Non-Correlation Risk. The Fund’s return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Small- and Mid-Capitalization Company Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Performance

The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund’s average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied from year to year and by showing how the Fund’s average annual total returns compared with a broad measure of market performance and an additional index with characteristics relevant to the Fund. The Fund’s performance reflects fee waivers, if any, absent which performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.invesco.com/ETFs.

Annual Total Returns—Calendar Years

The Fund’s year-to-date total return for the six months ended June 30, 2018 was (4.37)%.

Best Quarter	Worst Quarter
30.69% (2nd Quarter 2009)	(29.91)% (4th Quarter 2008)

Average Annual Total Returns for the Periods Ended December 31, 2017

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	1 Year	5 Years	10 Years
Return Before Taxes	19.03%	4.43%	1.25%
Return After Taxes on Distributions	18.20%	3.59%	0.69%
Return After Taxes on Distributions and Sale of Fund Shares	11.70%	3.39%	1.08%
NASDAQ International Dividend AchieversTM Index (Net) (reflects invested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)	19.32%	N/A	N/A
Blended-NASDAQ International Dividend AchieversTM Index (Net)(1) (reflects invested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)	19.32%	4.75%	1.79%
MSCI EAFE® Index (Net) (reflects invested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)	25.03%	7.90%	1.94%

(1)

The Blended-NASDAQ International Dividend Achievers Index is composed of gross total returns (which reflect invested dividends that are not net of withholding taxes) prior to March 9, 2015 and net returns (which reflect invested dividends that are net of withholding taxes) thereafter.

Management of the Fund

Investment Adviser. Invesco Capital Management LLC (the “Adviser”).

158

Portfolio Managers. The following individuals are responsible jointly and primarily for the day-to-day management of the Fund’s portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Director of Portfolio Management of the Adviser and Vice President of the Trust	June 2007
Michael Jeanette	Senior Portfolio Manager of the Adviser	August 2008
Tony Seisser	Portfolio Manager of the Adviser	August 2014
Jonathan Nixon	Portfolio Manager of the Adviser	February 2015

Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only with APs and only in large blocks of 50,000 Shares (each block of Shares is called a “Creation Unit”) or multiples thereof (“Creation Unit Aggregations”), generally in exchange for the deposit or delivery of a basket of securities. However, the Fund also reserves the right to permit or require Creation Units to be issued in exchange for cash. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.

Individual Shares may be purchased and sold only on a national securities exchange through brokers. Shares are listed for trading on The Nasdaq Stock Market and because the Shares will trade at market prices rather than NAV, Shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).

Tax Information

The Fund’s distributions generally are taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from such account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund’s distributor or its related companies may pay the intermediary for certain Fund-related activities, including those that are designed to make the intermediary more knowledgeable about exchange traded products, such as the Fund, as well as for marketing, education or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s web-site for more information.

159

PNQI	Invesco NASDAQ Internet ETF

Summary Information

Investment Objective

The Invesco NASDAQ Internet ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the NASDAQ Internet IndexSM (the “Underlying Index”).

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.60%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years	5 Years	10 Years
$61	$192	$335	$750

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 20% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund’s in-kind creations and redemptions.

Principal Investment Strategies

The Fund generally will invest at least 90% of its total assets in securities that comprise the Underlying Index. The Underlying Index is designed to track the performance of the largest and most liquid U.S.-listed companies engaged in Internet-related businesses that are listed on one of the three major U.S. stock exchanges. Companies in the Underlying Index include Internet software and services companies involved in Internet-related services, including Internet access providers, Internet search engines, web hosting, website design and e-commerce. The Underlying Index may include common stocks, ordinary shares, American depositary receipts (“ADRs”), shares of beneficial interest or limited partnership interests and tracking stocks. Nasdaq, Inc. (the “Nasdaq” or the “Index Provider”) compiles the Underlying Index strictly in accordance with its guidelines and mandated procedures.

160

The Fund generally invests in all of the securities comprising its Underlying Index in proportion to their weightings in the Underlying Index. The Fund is “non-diversified” and therefore is not required to meet certain diversification requirements under the Investment Company Act of 1940, as amended.

Concentration Policy. The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries. As of April 30, 2018, the Fund has significant exposure to the internet software & services industry and the internet & direct marketing retail industry. The Fund’s portfolio holdings, and the extent to which it concentrates in any industry or group of industries, are likely to change over time.

Principal Risks of Investing in the Fund

The following summarizes the principal risks of the Fund.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

ADR Risk. ADRs are certificates that evidence ownership of shares of a foreign issuer and are alternatives to purchasing directly underlying foreign securities in their national markets and currencies. ADRs may be subject to certain of the risks associated with direct investments in the securities of foreign companies, such as currency, political, economic and market risks. Moreover, ADRs may not track the price of the underlying foreign securities on which they are based, and their value may change materially at times when U.S. markets are not open for trading.

Authorized Participant Concentration Risk. Only authorized participants (“APs”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that those APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities underlying the Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with processing creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units (as defined below), this may result in a significantly diminished trading market for Shares, which may be more likely to trade at a premium or discount to the Fund’s net asset value (“NAV”) and to face trading halts and/or delisting.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that the Fund holds. In addition, equity risk includes the risk that investor sentiment toward particular industries will become negative. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs, that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, the Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming.

Industry Concentration Risk. In following its methodology, the Underlying Index from time to time will be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the Underlying Index concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund faces more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or sector may be out of favor and underperform other industries or the market as a whole.

Internet and Direct Marketing Retail Industry Risk. Companies in the internet and direct marketing retail industry provide retail services primarily on the Internet, through mail order and TV home shopping retailers, and rely heavily on consumer spending. Prices of securities of companies in this industry may fluctuate widely due to general economic conditions, consumer spending and the availability of disposable income, changing consumer tastes and preferences and consumer demographics. Legislative or regulatory changes and increased government supervision also may affect companies in this industry.

Internet Software and Services Industry Risk. Competitive pressures, such as technological developments, fixed-rate pricing and the ability to attract and retain skilled employees, can significantly affect the Internet software and services sector. Changing domestic and international demand, research and

161

development costs, availability and price of components and product obsolescence also can affect profitability of companies in this sector.

Issuer-Specific Changes Risk. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund’s NAV.

Non-Correlation Risk. The Fund’s return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Non-Diversified Fund Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.

Small- and Mid-Capitalization Company Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Performance

The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund’s average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied from year to year and by showing how the Fund’s average annual total returns compared with a broad measure of market performance and an additional index with characteristics relevant to the Fund. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.invesco.com/ETFs.

Annual Total Returns—Calendar Years

The Fund’s year-to-date total return for the six months ended June 30, 2018 was 20.26%.

Best Quarter	Worst Quarter
28.40% (3rd Quarter 2010)	(18.25)% (3rd Quarter 2011)

Average Annual Total Returns for the Periods Ended December 31, 2017

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	1 Year	5 Years	Since Inception (06/12/08)
Return Before Taxes	39.95%	22.82%	17.92%
Return After Taxes on Distributions	39.94%	22.81%	17.92%
Return After Taxes on Distributions and Sale of Fund Shares	22.61%	18.81%	15.37%
NASDAQ Internet IndexSM (reflects no deduction for fees, expenses or taxes)	40.69%	23.49%	18.55%
NASDAQ-100® Index (reflects no deduction for fees, expenses or taxes)	32.99%	20.68%	14.63%

Management of the Fund

Investment Adviser. Invesco Capital Management LLC (the “Adviser”).

162

Portfolio Managers. The following individuals are responsible jointly and primarily for the day-to-day management of the Fund’s portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Director of Portfolio Management of the Adviser and Vice President of the Trust	Since Inception
Michael Jeanette	Senior Portfolio Manager of the Adviser	August 2008
Tony Seisser	Portfolio Manager of the Adviser	August 2014
Jonathan Nixon	Portfolio Manager of the Adviser	February 2015

Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only with APs and only in large blocks of 50,000 Shares (each block of Shares is called a “Creation Unit”) or multiples thereof (“Creation Unit Aggregations”), generally in exchange for the deposit or delivery of a basket of securities. However, the Fund also reserves the right to permit or require Creation Units to be issued in exchange for cash. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.

Individual Shares may be purchased and sold only on a national securities exchange through brokers. Shares are listed for trading on The Nasdaq Stock Market and because the Shares will trade at market prices rather than NAV, Shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).

Tax Information

The Fund’s distributions generally are taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from such account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund’s distributor or its related companies may pay the intermediary for certain Fund-related activities, including those that are designed to make the intermediary more knowledgeable about exchange traded products, such as the Fund, as well as for marketing, education or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s web-site for more information.

163

EQWS	Invesco Russell 2000 Equal Weight ETF

Summary Information

Investment Objective

The Invesco Russell 2000 Equal Weight ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the Russell 2000® Equal Weight Index (the “Underlying Index”).

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.25%
Other Expenses	0.63%
Total Annual Fund Operating Expenses	0.88%
Fee Waivers and Expense Assumption(1)	0.63%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	0.25%

(1)

Invesco Capital Management LLC (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, offering costs, taxes, Acquired Fund Fees and Expenses, if applicable, and extraordinary expenses) from exceeding 0.25% of the Fund’s average daily net assets per year (the “Expense Cap”) until at least August 31, 2019, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The fees waived and/or expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fees were waived or the expenses were incurred, but no recapture payment will be made by the Fund if it would result in the Fund exceeding (i) the Expense Cap or (ii) the expense cap in effect at the time the fees and/or expenses subject to recapture were waived and/or borne by the Adviser.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption in the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years	5 Years	10 Years
$26	$218	$426	$1,026

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 40% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund’s in-kind creations and redemptions.

164

Principal Investment Strategies

The Fund generally will invest at least 90% of its total assets in the component securities that comprise the Underlying Index. The Underlying Index is designed to measure the performance of approximately 2,000 equally-weighted securities of mid- and small-cap U.S. companies. The Underlying Index is composed of all of the securities included in the Russell 2000® Index, which is composed of the smallest 2,000 securities of the Russell 3000® Index, an index designed to measure the performance of the largest 3,000 companies in the U.S. equity market.

Each quarter, Frank Russell Company (the “Index Provider”) groups each component security in the Russell 2000® Index based on the Russell Global Sectors (“RGS”) classification system. The RGS classification system is composed of nine economic sectors: consumer discretionary, consumer staples, energy, financial services, healthcare, materials & processing, producer durables, technology and utilities. Once the component securities are grouped, the Index Provider allocates an equal weight to each sector and then assigns an equal weight to each constituent security within each sector.

The Index Provider then applies a “capacity screen” to the Underlying Index to eliminate securities of companies with limited “free float”—that is, with a limited number of outstanding shares readily available in the market. A potential constituent will be eligible for inclusion in the Underlying Index only if the number of shares of the component security does not exceed 5% of the float-adjusted outstanding shares of that company.

Unlike the Russell 2000® Index, which employs a market capitalization-weighted methodology, the Underlying Index’s methodology equally weights the smallest components and underweighted sectors of the Russell 2000® Index. The Fund generally will invest in all of the component securities of the Underlying Index in proportion to their weightings in the Underlying Index.

Concentration Policy. The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.

Principal Risks of Investing in the Fund

The following summarizes the principal risks of the Fund.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Authorized Participant Concentration Risk. Only authorized participants (“APs”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that those APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities underlying the Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with processing creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units (as defined below), this may result in a significantly diminished trading market for Shares, which may be more likely to trade at a premium or discount to the Fund’s net asset value (“NAV”) and to face trading halts and/or delisting.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that the Fund holds. In addition, equity risk includes the risk that investor sentiment toward particular industries will become negative. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs, that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, the Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming.

Industry Concentration Risk. In following its methodology, the Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the Underlying Index concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund faces more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or sector may be out of favor and underperform other industries or the market as a whole.

165

Issuer-Specific Changes Risk. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund’s NAV.

Non-Correlation Risk. The Fund’s return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Small- and Mid-Capitalization Company Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Performance

The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund’s average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied from year to year and by showing how the Fund’s average annual total returns compared with a broad measure of market performance and additional indexes with characteristics relevant to the Fund. The Fund’s performance reflects fee waivers, if any, absent which performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.invesco.com/ETFs.

Annual Total Returns—Calendar Years

The Fund’s year-to-date total return for the six months ended June 30, 2018 was 7.34%.

Best Quarter	Worst Quarter
17.31% (2nd Quarter 2009)	(27.15)% (4th Quarter 2008)

Average Annual Total Returns for the Periods Ended December 31, 2017

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	1 Year	5 Years	10 Years
Return Before Taxes	10.85%	13.23%	7.03%
Return After Taxes on Distributions	10.59%	12.92%	6.82%
Return After Taxes on Distributions and Sale of Fund Shares	6.35%	10.56%	5.67%
Russell 2000® Equal Weight Index(1) (reflects no deduction for fees, expenses or taxes)	11.11%	12.28%	N/A
Blended-Russell 2000® Equal Weight Index(2) (reflects no deduction for fees, expenses or taxes)	11.11%	13.63%	7.61%
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	14.65%	14.12%	8.71%

(1)

Effective after the close of business on May 22, 2015, the Fund changed its underlying index from the RAFI® Fundamental Small Core Index to the Russell 2000® Equal Weight Index. Prior to the commencement date of October 18, 2010, performance for the Russell 2000® Equal Weight Index is not available.

(2)	The “Blended-Russell 2000® Equal Weight Index” reflects the performance of the Dynamic Small Cap IntellidexSM Index prior to June 16, 2011 and the Russell 2000® Equal Weight Index thereafter.

Management of the Fund

Investment Adviser. Invesco Capital Management LLC (the “Adviser”).

166

Portfolio Managers. The following individuals are responsible jointly and primarily for the day-to-day management of the Fund’s portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Director of Portfolio Management of the Adviser and Vice President of the Trust	June 2007
Michael Jeanette	Senior Portfolio Manager of the Adviser	August 2008
Jonathan Nixon	Portfolio Manager of the Adviser	August 2013
Theodore Samulowitz	Portfolio Manager of the Adviser	February 2015
Tony Seisser	Portfolio Manager of the Adviser	August 2014

Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only with APs and only in large blocks of 50,000 Shares (each block of Shares is called a “Creation Unit”) or multiples thereof (“Creation Unit Aggregations”), generally in exchange for the deposit or delivery of a basket of securities. However, the Fund also reserves the right to permit or require Creation Units to be issued in exchange for cash. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.

Individual Shares may be purchased and sold only on a national securities exchange through brokers. Shares are listed for trading on NYSE Arca, Inc. and because the Shares will trade at market prices rather than NAV, Shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).

Tax Information

The Fund’s distributions generally are taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from such account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund’s distributor or its related companies may pay the intermediary for certain Fund-related activities, including those that are designed to make the intermediary more knowledgeable about exchange traded products, such as the Fund, as well as for marketing, education or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s web-site for more information.

167

PXSG	Invesco Russell 2000 Pure Growth ETF

Summary Information

Investment Objective

The Invesco Russell 2000 Pure Growth ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the Russell 2000® Pure Growth Index (the “Underlying Index”).

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.29%
Other Expenses	0.30%
Total Annual Fund Operating Expenses	0.59%
Fee Waivers and Expense Assumption(1)	0.20%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	0.39%

(1)

Invesco Capital Management LLC (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, offering costs, taxes, Acquired Fund Fees and Expenses, if applicable, and extraordinary expenses) from exceeding 0.39% of the Fund’s average daily net assets per year (the “Expense Cap”) until at least August 31, 2019, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The fees waived and/or expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fees were waived or the expenses were incurred, but no recapture payment will be made by the Fund if it would result in the Fund exceeding (i) the Expense Cap or (ii) the expense cap in effect at the time the fees and/or expenses subject to recapture were waived and/or borne by the Adviser.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption in the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years	5 Years	10 Years
$40	$169	$309	$719

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 43% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund’s in-kind creations and redemptions.

168

Principal Investment Strategies

The Fund generally will invest at least 90% of its total assets in the component securities that comprise the Underlying Index. The Underlying Index is composed of a subset of securities from the Russell 2000® Index, which is composed of the smallest 2,000 securities of the Russell 3000® Index, an index designed to measure the performance of the largest 3,000 companies in the U.S. equity market.

Frank Russell Company (the “Index Provider”) first identifies securities in the Russell 2000® Index with higher price-to-book ratios and higher forecasting growth values. The Underlying Index’s constituent securities are then assigned a Composite Value Score (“CVS”), which is calculated based on three characteristics (book to price (a value characteristic), sales per share growth (a growth characteristic) and medium-term growth forecast (a growth characteristic)) to identify whether they are growth or value securities. In general, stocks with lower CVS are considered growth stocks. The Underlying Index then weights securities in proportion to their CVS, giving greatest weight to the securities demonstrating the most growth characteristics.

The Fund generally will invest in all of the component securities of the Underlying Index in proportion to their weightings in the Underlying Index.

Concentration Policy. The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries. As of April 30, 2018, the Fund had significant exposure to the information technology sector. The Fund’s portfolio holdings, and the extent to which it concentrates in any industry or group of industries, are likely to change over time.

Principal Risks of Investing in the Fund

The following summarizes the principal risks of the Fund.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Authorized Participant Concentration Risk. Only authorized participants (“APs”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that those APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities underlying the Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with processing creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units (as defined below), this may result in a significantly diminished trading market for Shares, which may be more likely to trade at a premium or discount to the Fund’s net asset value (“NAV”) and to face trading halts and/or delisting. This risk may be heightened for the Fund because it invests in non-U.S. securities, which may have lower trading volumes.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that the Fund holds. In addition, equity risk includes the risk that investor sentiment toward particular industries will become negative. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs, that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Growth Risk. The market values of “growth” securities may be more volatile than other types of investments. The returns on “growth” securities may or may not move in tandem with the returns on other styles of investing or the overall stock market. Thus, the value of the Fund’s investments will vary and at times may be lower than that of other types of investments.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, the Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming.

Industry Concentration Risk. In following its methodology, the Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the Underlying Index concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund faces more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or sector may be out of favor and underperform other industries or the market as a whole.

169

Information Technology Sector Risk. Factors such as the failure to obtain, or delays in obtaining, financing or regulatory approval, intense competition, product compatibility, consumer preferences, corporate capital expenditure, rapid obsolescence, competition from alternative technologies, and research and development of new products may significantly affect the market value of securities of issuers in the information technology sector.

Issuer-Specific Changes Risk. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund’s NAV.

Non-Correlation Risk. The Fund’s return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Small- and Mid-Capitalization Company Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Performance

The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund’s average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied from year to year and by showing how the Fund’s average annual total returns compared with a broad measure of market performance and additional indexes with characteristics relevant to the Fund. The Fund’s performance reflects fee waivers, if any, absent which performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.invesco.com/ETFs.

Annual Total Returns—Calendar Years

The Fund’s year-to-date total return for the six months ended June 30, 2018 was 14.36%.

Best Quarter	Worst Quarter
18.01% (4th Quarter 2010)	(23.82)% (4th Quarter 2008)

Average Annual Total Returns for the Periods Ended December 31, 2017

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	1 Year	5 Years	10 Years
Return Before Taxes	23.42%	12.92%	6.74%
Return After Taxes on Distributions	23.32%	12.74%	6.63%
Return After Taxes on Distributions and Sale of Fund Shares	13.31%	10.32%	5.43%
Russell 2000® Pure Growth Index(1) (reflects no deduction for fees, expenses or taxes)	23.32%	N/A	N/A
Blended-Russell 2000® Pure Growth Index(2) (reflects no deduction for fees, expenses or taxes)	23.32%	13.15%	7.29%
Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)	22.17%	15.21%	9.19%

(1)

Effective after the close of business on May 22, 2015, the Fund changed its underlying index from the RAFI® Fundamental Small Growth Index to the Russell 2000® Pure Growth Index. Prior to the commencement date of April 7, 2015, performance for the Russell 2000® Pure Growth Index is not available.

(2)

The “Blended-Russell 2000® Pure Growth Index” reflects the performance of the Dynamic Small Cap Growth IntellidexSM Index prior to June 16, 2011, followed by the performance of the RAFI® Fundamental Small Growth Index from June 16, 2011 through May 22, 2015, and the Russell 2000® Pure Growth Index thereafter.

Management of the Fund

Investment Adviser. Invesco Capital Management LLC (the “Adviser”).

170

Portfolio Managers. The following individuals are responsible jointly and primarily for the day-to-day management of the Fund’s portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Director of Portfolio Management of the Adviser and Vice President of the Trust	June 2007
Michael Jeanette	Senior Portfolio Manager of the Adviser	August 2008
Jonathan Nixon	Portfolio Manager of the Adviser	August 2013
Theodore Samulowitz	Portfolio Manager of the Adviser	February 2015
Tony Seisser	Portfolio Manager of the Adviser	August 2014

Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only with APs and only in large blocks of 50,000 Shares (each block of Shares is called a “Creation Unit”) or multiples thereof (“Creation Unit Aggregations”), generally in exchange for the deposit or delivery of a basket of securities. However, the Fund also reserves the right to permit or require Creation Units to be issued in exchange for cash. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.

Individual Shares may be purchased and sold only on a national securities exchange through brokers. Shares are listed for trading on NYSE Arca, Inc. and because the Shares will trade at market prices rather than NAV, Shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).

Tax Information

The Fund’s distributions generally are taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from such account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund’s distributor or its related companies may pay the intermediary for certain Fund-related activities, including those that are designed to make the intermediary more knowledgeable about exchange traded products, such as the Fund, as well as for marketing, education or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s web-site for more information.

171

PXSV	Invesco Russell 2000 Pure Value ETF

Summary Information

Investment Objective

The Invesco Russell 2000 Pure Value ETF (the “Fund) seeks to track the investment results (before fees and expenses) of the Russell 2000® Pure Value Index (the “Underlying Index”).

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.29%
Other Expenses	0.17%
Total Annual Fund Operating Expenses	0.46%
Fee Waivers and Expense Assumption(1)	0.07%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	0.39%

(1)

Invesco Capital Management LLC (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, offering costs, taxes, Acquired Fund Fees and Expenses, if applicable, and extraordinary expenses) from exceeding 0.39% of the Fund’s average daily net assets per year (the “Expense Cap”) until at least August 31, 2019, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The fees waived and/or expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fees were waived or the expenses were incurred, but no recapture payment will be made by the Fund if it would result in the Fund exceeding (i) the Expense Cap or (ii) the expense cap in effect at the time the fees and/or expenses subject to recapture were waived and/or borne by the Adviser.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption in the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years	5 Years	10 Years
$40	$141	$251	$572

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 56% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund’s in-kind creations and redemptions.

172

Principal Investment Strategies

The Fund generally will invest at least 90% of its total assets in the component securities that comprise the Underlying Index. The Underlying Index is composed of a subset of securities from the Russell 2000® Index, which is composed of the smallest 2,000 securities of the Russell 3000® Index, an index designed to measure the performance of the largest 3,000 companies in the U.S. equity market.

Frank Russell Company (the “Index Provider”) first identifies securities in the Russell 2000® Index with lower price-to-book ratios and lower forecasting growth values The Underlying Index’s constituent securities are then assigned a Composite Value Score (“CVS”), which is calculated based on three characteristics (book to price (a value characteristic), sales per share growth (a growth characteristic) and medium-term growth forecast (a growth characteristic)) to identify whether they are growth or value securities. In general, stocks with higher CVS are considered value stocks. The Underlying Index then weights securities in proportion to their CVS, giving greatest weight to the securities demonstrating the most value characteristics.

The Fund generally will invest in all of the component securities of the Underlying Index in proportion to their weightings in the Underlying Index.

Concentration Policy. The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries. As of April 30, 2018, the Fund had significant exposure to the financials sector. The Fund’s portfolio holdings, and the extent to which it concentrates in any industry or group of industries, are likely to change over time.

Principal Risks of Investing in the Fund

The following summarizes the principal risks of the Fund.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Authorized Participant Concentration Risk. Only authorized participants (“APs”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that those APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities underlying the Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with processing creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units (as defined below), this may result in a significantly diminished trading market for Shares, which may be more likely to trade at a premium or discount to the Fund’s net asset value (“NAV”) and to face trading halts and/or delisting.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that the Fund holds. In addition, equity risk includes the risk that investor sentiment toward particular industries will become negative. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs, that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Financials Sector Risk. The market value of securities of issuers in the financials sector can be affected by factors such as adverse regulatory or economic occurrences affecting the financials sector, availability of credit, fluctuations in asset values, unstable interest rates, increased competition, continuing consolidations and development of new products and structures. Furthermore, increased government involvement in financial institutions, including measures such as taking ownership positions in such institutions, could result in a dilution in the value of the shares held by shareholders in such institutions.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, the Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming.

Industry Concentration Risk. In following its methodology, the Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the Underlying Index concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund faces more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may

173

affect the profitability or viability of companies in an industry. In addition, at times, such industry or sector may be out of favor and underperform other industries or the market as a whole.

Issuer-Specific Changes Risk. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund’s NAV.

Non-Correlation Risk. The Fund’s return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Small- and Mid-Capitalization Company Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Value Risk. “Value” securities are subject to the risk that the valuations never improve or that the returns on “value” securities are less than returns on other styles of investing or the overall stock market. Thus, the value of the Fund’s investments will vary and, at times, may be lower than that of other types of investments.

Performance

The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund’s average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied from year to year and by showing how the Fund’s average annual total returns compared with a broad measure of market performance and additional indexes with characteristics relevant to the Fund. The Fund’s performance reflects fee waivers, if any, absent which performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.invesco.com/ETFs.

Annual Total Returns—Calendar Years

The Fund’s year-to-date total return for the six months ended June 30, 2018 was 5.52%.

Best Quarter	Worst Quarter
17.58% (4th Quarter 2011)	(26.75)% (4th Quarter 2008)

Average Annual Total Returns for the Periods Ended December 31, 2017

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	1 Year	5 Years	10 Years
Return Before Taxes	3.17%	14.09%	8.43%
Return After Taxes on Distributions	2.63%	13.52%	8.06%
Return After Taxes on Distributions and Sale of Fund Shares	2.10%	11.21%	6.82%
Russell 2000® Pure Value Index(1) (reflects no deduction for fees, expenses or taxes)	3.44%	N/A	N/A
Blended-Russell 2000® Pure Value Index(2) (reflects no deduction for fees, expenses or taxes)	3.44%	14.38%	8.94%
Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)	7.84%	13.01%	8.17%

(1)

Effective after the close of business on May 22, 2015, the Fund changed its underlying index from the RAFI® Fundamental Small Value Index to the Russell 2000® Pure Value Index. Prior to the commencement date of April 7, 2015, performance for the Russell 2000® Pure Value Index is not available.

(2)

The “Blended-Russell 2000® Pure Value Index” reflects the performance of the Dynamic Small Cap Value IntellidexSM Index prior to June 16, 2011, followed by the performance of the RAFI® Fundamental Small Value Index from June 16, 2011 through May 22, 2015, and the Russell 2000® Pure Value Index thereafter.

Management of the Fund

Investment Adviser. Invesco Capital Management LLC (the “Adviser”).

174

Portfolio Managers. The following individuals are responsible jointly and primarily for the day-to-day management of the Fund’s portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Director of Portfolio Management of the Adviser and Vice President of the Trust	June 2007
Michael Jeanette	Senior Portfolio Manager of the Adviser	August 2008
Jonathan Nixon	Portfolio Manager of the Adviser	August 2013
Theodore Samulowitz	Portfolio Manager of the Adviser	February 2015
Tony Seisser	Portfolio Manager of the Adviser	August 2014

Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only with APs and only in large blocks of 50,000 Shares (each block of Shares is called a “Creation Unit”) or multiples thereof (“Creation Unit Aggregations”), generally in exchange for the deposit or delivery of a basket of securities. However, the Fund also reserves the right to permit or require Creation Units to be issued in exchange for cash. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.

Individual Shares may be purchased and sold only on a national securities exchange through brokers. Shares are listed for trading on NYSE Arca, Inc. and because the Shares will trade at market prices rather than NAV, Shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).

Tax Information

The Fund’s distributions generally are taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from such account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund’s distributor or its related companies may pay the intermediary for certain Fund-related activities, including those that are designed to make the intermediary more knowledgeable about exchange traded products, such as the Fund, as well as for marketing, education or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s web-site for more information.

175

EQWM	Invesco Russell Midcap Equal Weight ETF

Summary Information

Investment Objective

The Invesco Russell Midcap Equal Weight ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the Russell Midcap® Equal Weight Index (the “Underlying Index”).

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.25%
Other Expenses	0.41%
Total Annual Fund Operating Expenses	0.66%
Fee Waivers and Expense Assumption(1)	0.41%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	0.25%

(1)

Invesco Capital Management LLC (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, offering costs, taxes, Acquired Fund Fees and Expenses, if applicable, and extraordinary expenses) from exceeding 0.25% of the Fund’s average daily net assets per year (the “Expense Cap”) until at least August 31, 2019, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The fees waived and/or expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fees were waived or the expenses were incurred, but no recapture payment will be made by the Fund if it would result in the Fund exceeding (i) the Expense Cap or (ii) the expense cap in effect at the time the fees and/or expenses subject to recapture were waived and/or borne by the Adviser.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption in the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years	5 Years	10 Years
$26	$170	$327	$784

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund’s in-kind creations and redemptions.

176

Principal Investment Strategies

The Fund generally will invest at least 90% of its total assets in the component securities that comprise the Underlying Index. The Underlying Index is designed to measure the performance of approximately 800 equally-weighted securities of mid-cap U.S. companies. The Underlying Index is composed of all of the securities included in the Russell Midcap® Index, which is composed of the smallest 800 securities of the Russell 1000® Index, an index designed to measure the performance of the largest 1,000 companies in the U.S. equity market.

Each quarter, Frank Russell Company (the “Index Provider”) groups each component security in the Russell Midcap® Index based on the Russell Global Sectors (“RGS”) classification system. The RGS classification system is composed of nine economic sectors: consumer discretionary, consumer staples, energy, financial services, healthcare, materials & processing, producer durables, technology and utilities. Once the component securities are grouped, the Index Provider allocates an equal weight to each sector and then assigns an equal weight to each constituent security within each sector.

The Index Provider then applies a “capacity screen” to the Underlying Index to eliminate securities of companies with limited “free float”—that is, with a limited number of outstanding shares readily available in the market. A potential constituent will be eligible for inclusion in the Underlying Index only if the number of shares of the component security does not exceed 5% of the float-adjusted outstanding shares of that company.

Unlike the Russell Midcap® Index, which employs a market capitalization-weighted methodology, the Underlying Index’s methodology equally weights the smallest components and underweighted sectors of the Russell Midcap® Index. The Fund generally will invest in all of the component securities of the Underlying Index in proportion to their weightings in the Underlying Index.

Concentration Policy. The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.

Principal Risks of Investing in the Fund

The following summarizes the principal risks of the Fund.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Authorized Participant Concentration Risk. Only authorized participants (“APs”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that those APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities underlying the Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with processing creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units (as defined below), this may result in a significantly diminished trading market for Shares, which may be more likely to trade at a premium or discount to the Fund’s net asset value (“NAV”) and to face trading halts and/or delisting.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that the Fund holds. In addition, equity risk includes the risk that investor sentiment toward particular industries will become negative. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs, that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, the Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming.

Industry Concentration Risk. In following its methodology, the Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the Underlying Index concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund faces more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or sector may be out of favor and underperform other industries or the market as a whole.

177

Issuer-Specific Changes Risk. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund’s NAV.

Mid-Capitalization Company Risk. Investing in securities of mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often mid-capitalization companies and the industries in which they focus are still evolving, and, as a result, they may be more sensitive to changing market conditions.

Non-Correlation Risk. The Fund’s return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Performance

The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund’s average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied from year to year and by showing how the Fund’s average annual total returns compared with a broad measure of market performance and additional indexes with characteristics relevant to the Fund. The Fund’s performance reflects fee waivers, if any, absent which performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.invesco.com/ETFs.

Annual Total Returns—Calendar Years

The Fund’s year-to-date total return for the six months ended June 30, 2018 was 3.19%.

Best Quarter	Worst Quarter
16.57% (3rd Quarter 2009)	(23.24)% (4th Quarter 2008)

Average Annual Total Returns for the Periods Ended December 31, 2017

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	1 Year	5 Years	10 Years
Return Before Taxes	16.22%	13.64%	7.11%
Return After Taxes on Distributions	15.91%	13.29%	6.86%
Return After Taxes on Distributions and Sale of Fund Shares	9.41%	10.90%	5.73%
Russell Midcap® Equal Weight Index(1) (reflects no deduction for fees, expenses or taxes)	16.43%	14.05%	N/A
Blended-Russell Midcap® Equal Weight Index(2) (reflects no deduction for fees, expenses or taxes)	16.43%	13.98%	7.59%
Russell Midcap® Index (reflects no deduction for fees, expenses or taxes)	18.52%	14.96%	9.11%

(1)

Effective after the close of business on May 22, 2015, the Fund changed its underlying index from the RAFI® Fundamental Mid Core Index to the Russell Midcap® Equal Weight Index. Prior to the commencement date of October 18, 2010, performance for the Russell Midcap® Equal Weight Index is not available.

(2)

The “Blended-Russell Midcap® Equal Weight Index” reflects the performance of the Dynamic Mid Cap IntellidexSM Index prior to June 16, 2011, followed by the performance of the RAFI® Fundamental Mid Core Index from June 16, 2011 through May 22, 2015, and the Russell Midcap® Equal Weight Index thereafter.

Management of the Fund

Investment Adviser. Invesco Capital Management LLC (the “Adviser”).

178

Portfolio Managers. The following individuals are responsible jointly and primarily for the day-to-day management of the Fund’s portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Director of Portfolio Management of the Adviser and Vice President of the Trust	June 2007
Michael Jeanette	Senior Portfolio Manager of the Adviser	August 2008
Jonathan Nixon	Portfolio Manager of the Adviser	August 2013
Theodore Samulowitz	Portfolio Manager of the Adviser	February 2015
Tony Seisser	Portfolio Manager of the Adviser	August 2014

Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only with APs and only in large blocks of 50,000 Shares (each block of Shares is called a “Creation Unit”) or multiples thereof (“Creation Unit Aggregations”), generally in exchange for the deposit or delivery of a basket of securities. However, the Fund also reserves the right to permit or require Creation Units to be issued in exchange for cash. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.

Individual Shares may be purchased and sold only on a national securities exchange through brokers. Shares are listed for trading on NYSE Arca, Inc. and because the Shares will trade at market prices rather than NAV, Shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).

Tax Information

The Fund’s distributions generally are taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from such account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund’s distributor or its related companies may pay the intermediary for certain Fund-related activities, including those that are designed to make the intermediary more knowledgeable about exchange traded products, such as the Fund, as well as for marketing, education or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s web-site for more information.

179

PXMG	Invesco Russell Midcap Pure Growth ETF

Summary Information

Investment Objective

The Invesco Russell Midcap Pure Growth ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the Russell Midcap® Pure Growth Index (the “Underlying Index”).

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.29%
Other Expenses	0.14%
Total Annual Fund Operating Expenses	0.43%
Fee Waivers and Expense Assumption(1)	0.04%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	0.39%

(1)

Invesco Capital Management LLC (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, offering costs, taxes, Acquired Fund Fees and Expenses, if applicable, and extraordinary expenses) from exceeding 0.39% of the Fund’s average daily net assets per year (the “Expense Cap”) until at least August 31, 2019, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The fees waived and/or expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fees were waived or the expenses were incurred, but no recapture payment will be made by the Fund if it would result in the Fund exceeding (i) the Expense Cap or (ii) the expense cap in effect at the time the fees and/or expenses subject to recapture were waived and/or borne by the Adviser.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption in the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years	5 Years	10 Years
$40	$134	$237	$538

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 29% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund’s in-kind creations and redemptions.

180

Principal Investment Strategies

The Fund generally will invest at least 90% of its total assets in the component securities that comprise the Underlying Index. The Underlying Index is composed of a subset of securities from the Russell Midcap® Index, which is composed of the smallest 800 securities of the Russell 1000® Index, an index designed to measure the performance of the largest 1,000 companies in the U.S. equity market.

Frank Russell Company (the “Index Provider”) first identifies securities in the Russell Midcap® Index with higher price-to-book ratios and higher forecasting growth values. The Underlying Index’s constituent securities are then assigned a Composite Value Score (“CVS”), which is calculated based on three characteristics (book to price (a value characteristic), sales per share growth (a growth characteristic) and medium-term growth forecast (a growth characteristic)) to identify whether they are growth or value securities. In general, stocks with lower CVS are considered growth stocks. The Underlying Index then weights securities in proportion to their CVS, giving greatest weight to the securities demonstrating the most growth characteristics.

The Fund generally will invest in all of the component securities of the Underlying Index in proportion to their weightings in the Underlying Index.

Concentration Policy. The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries. As of April 30, 2018, the Fund had significant exposure to the information technology sector. The Fund’s portfolio holdings, and the extent to which it concentrates in any industry or group of industries, are likely to change over time.

Principal Risks of Investing in the Fund

The following summarizes the principal risks of the Fund.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Authorized Participant Concentration Risk. Only authorized participants (“APs”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that those APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities underlying the Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with processing creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation

Units (as defined below), this may result in a significantly diminished trading market for Shares, which may be more likely to trade at a premium or discount to the Fund’s net asset value (“NAV”) and to face trading halts and/or delisting.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that the Fund holds. In addition, equity risk includes the risk that investor sentiment toward particular industries will become negative. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs, that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Growth Risk. The market values of “growth” securities may be more volatile than other types of investments. The returns on “growth” securities may or may not move in tandem with the returns on other styles of investing or the overall stock market. Thus, the value of the Fund’s investments will vary and at times may be lower than that of other types of investments.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, the Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming.

Industry Concentration Risk. In following its methodology, the Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the Underlying Index concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund faces more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or sector may be out of favor and underperform other industries or the market as a whole.

181

Information Technology Sector Risk. Factors such as the failure to obtain, or delays in obtaining, financing or regulatory approval, intense competition, product compatibility, consumer preferences, corporate capital expenditure, rapid obsolescence, competition from alternative technologies, and research and development of new products may significantly affect the market value of securities of issuers in the information technology sector.

Issuer-Specific Changes Risk. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund’s NAV.

Mid-Capitalization Company Risk. Investing in securities of mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often mid-capitalization companies and the industries in which they focus are still evolving, and, as a result, they may be more sensitive to changing market conditions.

Non-Correlation Risk. The Fund’s return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Performance

The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund’s average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied from year to year and by showing how the Fund’s average annual total returns compared with a broad measure of market performance and additional indexes with characteristics relevant to the Fund. The Fund’s performance reflects fee waivers, if any, absent which performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.invesco.com/ETFs.

Annual Total Returns—Calendar Years

The Fund’s year-to-date total return for the six months ended June 30, 2018 was 15.11%.

Best Quarter	Worst Quarter
17.26% (4th Quarter 2010)	(24.14)% (4th Quarter 2008)

Average Annual Total Returns for the Periods Ended December 31, 2017

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	1 Year	5 Years	10 Years
Return Before Taxes	36.52%	13.70%	6.31%
Return After Taxes on Distributions	36.43%	13.50%	6.19%
Return After Taxes on Distributions and Sale of Fund Shares	20.72%	10.96%	5.06%
Russell Midcap® Pure Growth Index(1) (reflects no deduction for fees, expenses or taxes)	37.00%	N/A	N/A
Blended-Russell Midcap® Pure Growth Index(2) (reflects no deduction for fees, expenses or taxes)	37.00%	14.13%	6.84%
Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)	25.27%	15.30%	9.10%

(1)

Effective after the close of business on May 22, 2015, the Fund changed its underlying index from the RAFI® Fundamental Mid Growth Index to the Russell Midcap® Pure Growth Index. Prior to the commencement date of April 7, 2015, performance for the Russell Midcap® Pure Growth Index is not available.

(2)

The “Blended-Russell Midcap® Pure Growth Index” reflects the performance of the Dynamic Mid Cap Growth IntellidexSM Index prior to June 16, 2011, followed by the performance of the RAFI® Fundamental Mid Growth Index from June 16, 2011 through May 22, 2015, and the Russell Midcap® Pure Growth Index thereafter.

Management of the Fund

Investment Adviser. Invesco Capital Management LLC (the “Adviser”).

182

Portfolio Managers. The following individuals are responsible jointly and primarily for the day-to-day management of the Fund’s portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Director of Portfolio Management of the Adviser and Vice President of the Trust	June 2007
Michael Jeanette	Senior Portfolio Manager of the Adviser	August 2008
Jonathan Nixon	Portfolio Manager of the Adviser	August 2013
Theodore Samulowitz	Portfolio Manager of the Adviser	February 2015
Tony Seisser	Portfolio Manager of the Adviser	August 2014

Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only with APs and only in large blocks of 50,000 Shares (each block of Shares is called a “Creation Unit”) or multiples thereof (“Creation Unit Aggregations”), generally in exchange for the deposit or delivery of a basket of securities. However, the Fund also reserves the right to permit or require Creation Units to be issued in exchange for cash. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.

Individual Shares may be purchased and sold only on a national securities exchange through brokers. Shares are listed for trading on NYSE Arca, Inc. and because the Shares will trade at market prices rather than NAV, Shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).

Tax Information

The Fund’s distributions generally are taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from such account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund’s distributor or its related companies may pay the intermediary for certain Fund-related activities, including those that are designed to make the intermediary more knowledgeable about exchange traded products, such as the Fund, as well as for marketing, education or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s web-site for more information.

183

PXMV	Invesco Russell Midcap Pure Value ETF

Summary Information

Investment Objective

The Invesco Russell Midcap Pure Value ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the Russell Midcap® Pure Value Index (the “Underlying Index”).

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.29%
Other Expenses	0.22%
Total Annual Fund Operating Expenses	0.51%
Fee Waivers and Expense Assumption(1)	0.12%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	0.39%

(1)

Invesco Capital Management LLC (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, offering costs, taxes, Acquired Fund Fees and Expenses, if applicable, and extraordinary expenses) from exceeding 0.39% of the Fund’s average daily net assets per year (the “Expense Cap”) until at least August 31, 2019, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The fees waived and/or expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fees were waived or the expenses were incurred, but no recapture payment will be made by the Fund if it would result in the Fund exceeding (i) the Expense Cap or (ii) the expense cap in effect at the time the fees and/or expenses subject to recapture were waived and/or borne by the Adviser.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption in the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years	5 Years	10 Years
$40	$151	$273	$629

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the most recent fiscal year the Fund’s portfolio turnover rate was 52% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund’s in-kind creations and redemptions.

184

Principal Investment Strategies

The Fund generally will invest at least 90% of its total assets in the component securities that comprise the Underlying Index. The Underlying Index is composed of a subset of securities from the Russell Midcap® Index, which is composed of the smallest 800 securities of the Russell 1000® Index, an index designed to measure the performance of the largest 1,000 companies in the U.S. equity market.

Frank Russell Company (the “Index Provider”) first identifies securities in the Russell Midcap® Index with lower price-to-book ratios and lower forecasting growth values. The Underlying Index’s constituent securities are then assigned a Composite Value Score (“CVS”), which is calculated based on three characteristics (book to price (a value characteristic), sales per share growth (a growth characteristic) and medium-term growth forecast (a growth characteristic)) to identify whether they are growth or value securities. In general, stocks with higher CVS are considered value stocks. The Underlying Index then weights securities in proportion to their CVS, giving greatest weight to the securities demonstrating the most value characteristics.

The Fund generally will invest in all of the component securities of the Underlying Index in proportion to their weightings in the Underlying Index.

Concentration Policy. The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.

Principal Risks of Investing in the Fund

The following summarizes the principal risks of the Fund.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Authorized Participant Concentration Risk. Only authorized participants (“APs”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that those APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities underlying the Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with processing creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units (as defined below), this may result in a significantly diminished trading market for Shares, which may be more likely to trade at a premium or discount to the Fund’s net asset value (“NAV”) and to face trading halts and/or delisting.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that the Fund holds. In addition, equity risk includes the risk that investor sentiment toward particular industries will become negative. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs, that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, the Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming.

Industry Concentration Risk. In following its methodology, the Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the Underlying Index concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund faces more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or sector may be out of favor and underperform other industries or the market as a whole.

Issuer-Specific Changes Risk. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the

185

Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund’s NAV.

Mid-Capitalization Company Risk. Investing in securities of mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often mid-capitalization companies and the industries in which they focus are still evolving, and, as a result, they may be more sensitive to changing market conditions.

Non-Correlation Risk. The Fund’s return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Value Risk. “Value” securities are subject to the risk that the valuations never improve or that the returns on “value” securities are less than returns on other styles of investing or the overall stock market. Thus, the value of the Fund’s investments will vary, and at times, may be lower than that of other types of investments.

Performance

The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund’s average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied from year to year and by showing how the Fund’s average annual total returns compared with a broad measure of market performance and additional indexes with characteristics relevant to the Fund. The Fund’s performance reflects fee waivers, if any, absent which performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.invesco.com/ETFs.

Annual Total Returns—Calendar Years

The Fund’s year-to-date total return for the six months ended June 30, 2018 was (0.05)%.

Best Quarter	Worst Quarter
18.56% (2nd Quarter 2009)	(21.46)% (4th Quarter 2008)

Average Annual Total Returns for the Periods Ended December 31, 2017

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	1 Year	5 Years	10 Years
Return Before Taxes	3.05%	14.14%	7.47%
Return After Taxes on Distributions	2.47%	13.56%	7.06%
Return After Taxes on Distributions and Sale of Fund Shares	2.12%	11.28%	6.00%
Russell Midcap® Pure Value Index(1) (reflects no deduction for fees, expenses or taxes)	3.51%	N/A	N/A
Blended-Russell Midcap® Pure Value Index(2) (reflects no deduction for fees, expenses or taxes)	3.51%	14.56%	8.02%
Russell Midcap Value® Index (reflects no deduction for fees, expenses or taxes)	13.34%	14.68%	9.10%

(1)

Effective after the close of business on May 22, 2015, the Fund changed its underlying index from the RAFI® Fundamental Mid Value Index to the Russell Midcap® Pure Value Index. Prior to the commencement date of April 7, 2015, performance for the Russell Midcap® Pure Value Index is not available.

(2)

The “Blended-Russell Midcap® Pure Value Index” reflects the performance of the Dynamic Mid Cap Value IntellidexSM Index prior to June 16, 2011, followed by the performance of the RAFI® Fundamental Mid Value Index from June 16, 2011 through May 22, 2015, and the Russell Midcap® Pure Value Index thereafter.

Management of the Fund

Investment Adviser. Invesco Capital Management LLC (the “Adviser”).

186

Portfolio Managers. The following individuals are responsible jointly and primarily for the day-to-day management of the Fund’s portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Director of Portfolio Management of the Adviser and Vice President of the Trust	June 2007
Michael Jeanette	Senior Portfolio Manager of the Adviser	August 2008
Jonathan Nixon	Portfolio Manager of the Adviser	August 2013
Theodore Samulowitz	Portfolio Manager of the Adviser	February 2015
Tony Seisser	Portfolio Manager of the Adviser	August 2014

Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only with APs and only in large blocks of 50,000 Shares (each block of Shares is called a “Creation Unit”) or multiples thereof (“Creation Unit Aggregations”), generally in exchange for the deposit or delivery of a basket of securities. However, the Fund also reserves the right to permit or require Creation Units to be issued in exchange for cash. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.

Individual Shares may be purchased and sold only on a national securities exchange through brokers. Shares are listed for trading on NYSE Arca, Inc. and because the Shares will trade at market prices rather than NAV, Shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).

Tax Information

The Fund’s distributions generally are taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from such account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund’s distributor or its related companies may pay the intermediary for certain Fund-related activities, including those that are designed to make the intermediary more knowledgeable about exchange traded products, such as the Fund, as well as for marketing, education or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s web-site for more information.

187

EQWL	Invesco Russell Top 200 Equal Weight ETF

Summary Information

Investment Objective

The Invesco Russell Top 200 Equal Weight ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the Russell Top 200® Equal Weight Index (the “Underlying Index”).

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.25%
Other Expenses	0.22%
Total Annual Fund Operating Expenses	0.47%
Fee Waivers and Expense Assumption(1)	0.22%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	0.25%

(1)

Invesco Capital Management LLC (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, offering costs, taxes, Acquired Fund Fees and Expenses, if applicable, and extraordinary expenses) from exceeding 0.25% of the Fund’s average daily net assets per year (the “Expense Cap”) until at least August 31, 2019, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The fees waived and/or expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fees were waived or the expenses were incurred, but no recapture payment will be made by the Fund if it would result in the Fund exceeding (i) the Expense Cap or (ii) the expense cap in effect at the time the fees and/or expenses subject to recapture were waived and/or borne by the Adviser.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption in the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years	5 Years	10 Years
$26	$129	$241	$570

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 32% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund’s in-kind creations and redemptions.

188

Principal Investment Strategies

The Fund generally will invest at least 90% of its total assets in the component securities that comprise the Underlying Index. The Underlying Index is designed to measure the performance of approximately 200 equally weighted securities of large cap U.S. companies. The Underlying Index is composed of all of the securities included in the Russell Top 200® Index, which is composed of the largest 200 securities of the Russell 3000® Index, an index designed to measure the performance of the largest 3,000 companies in the U.S. equity market.

Each quarter, Frank Russell Company (the “Index Provider”) groups each component security in the Russell Top 200® Index based on the Russell Global Sectors (“RGS”) classification system. The RGS classification system is composed of nine economic sectors: consumer discretionary, consumer staples, energy, financial services, healthcare, materials & processing, producer durables, technology and utilities. Once the component securities are grouped, the Index Provider allocates an equal weight to each sector and then assigns an equal weight to each constituent security within each sector.

The Index Provider then applies a “capacity screen” to the Underlying Index to eliminate securities of companies with limited “free float”—that is, with a limited number of outstanding shares readily available in the market. A potential constituent will be eligible for inclusion in the Underlying Index only if the number of shares of the component security does not exceed 5% of the float-adjusted outstanding shares of that company.

Unlike the Russell Top 200® Index, which employs a market capitalization-weighted methodology, the Underlying Index’s methodology equally weights the smallest components and underweighted sectors of the Russell Top 200® Index. The Fund generally will invest in all of the component securities of the Underlying Index in proportion to their weightings in the Underlying Index.

Concentration Policy. The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.

Principal Risks of Investing in the Fund

The following summarizes the principal risks of the Fund.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Authorized Participant Concentration Risk. Only authorized participants (“APs”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that those APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities underlying the Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with processing creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units (as defined below), this may result in a significantly diminished trading market for Shares, which may be more likely to trade at a premium or discount to the Fund’s net asset value (“NAV”) and to face trading halts and/or delisting.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that the Fund holds. In addition, equity risk includes the risk that investor sentiment toward particular industries will become negative. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs, that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, the Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming.

Industry Concentration Risk. In following its methodology, the Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the Underlying Index concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund faces more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or sector may be out of favor and underperform other industries or the market as a whole.

189

Issuer-Specific Changes Risk. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund’s NAV.

Non-Correlation Risk. The Fund’s return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Performance

The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund’s average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied from year to year and by showing how the Fund’s average annual total returns compared with a broad measure of market performance and additional indexes with characteristics relevant to the Fund. The Fund’s performance reflects fee waivers, if any, absent which performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.invesco.com/ETFs.

Annual Total Returns—Calendar Years

The Fund’s year-to-date total return for the six months ended June 30, 2018 was 1.83%.

Best Quarter	Worst Quarter
12.73% (1st Quarter 2013)	(18.98)% (4th Quarter 2008)

Average Annual Total Returns for the Periods Ended December 31, 2017

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	1 Year	5 Years	10 Years
Return Before Taxes	23.67%	16.42%	8.58%
Return After Taxes on Distributions	23.27%	15.92%	8.20%
Return After Taxes on Distributions and Sale of Fund Shares	13.69%	13.19%	6.94%
Russell Top 200® Equal Weight Index(1) (reflects no deduction for fees, expenses or taxes)	24.01%	N/A	N/A
Blended-Russell Top 200® Equal Weight Index(2) (reflects no deduction for fees, expenses or taxes)	24.01%	16.81%	9.08%
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)	21.69%	15.71%	8.59%

(1)

Effective after the close of business on May 22, 2015, the Fund changed its underlying index from the RAFI® Fundamental Large Core Index to the Russell Top 200® Equal Weight Index. Prior to the commencement date of March 16, 2015, performance for the Russell Top 200® Equal Weight Index is not available.

(2)

The “Blended-Russell Top 200® Equal Weight Index” reflects the performance of the Dynamic Large Cap IntellidexSM Index prior to June 16, 2011, followed by the performance of the RAFI® Fundamental Large Core Index from June 16, 2011 through May 22, 2015, and the Russell Top 200® Equal Weight Index thereafter.

Management of the Fund

Investment Adviser. Invesco Capital Management LLC (the “Adviser”).

190

Portfolio Managers. The following individuals are responsible jointly and primarily for the day-to-day management of the Fund’s portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Director of Portfolio Management of the Adviser and Vice President of the Trust	June 2007
Michael Jeanette	Senior Portfolio Manager of the Adviser	August 2008
Jonathan Nixon	Portfolio Manager of the Adviser	August 2013
Theodore Samulowitz	Portfolio Manager of the Adviser	February 2015
Tony Seisser	Portfolio Manager of the Adviser	August 2014

Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only with APs and only in large blocks of 50,000 Shares (each block of Shares is called a “Creation Unit”) or multiples thereof (“Creation Unit Aggregations”), generally in exchange for the deposit or delivery of a basket of securities. However, the Fund also reserves the right to permit or require Creation Units to be issued in exchange for cash. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.

Individual Shares may be purchased and sold only on a national securities exchange through brokers. Shares are listed for trading on NYSE Arca, Inc. and because the Shares will trade at market prices rather than NAV, Shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).

Tax Information

The Fund’s distributions generally are taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from such account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund’s distributor or its related companies may pay the intermediary for certain Fund-related activities, including those that are designed to make the intermediary more knowledgeable about exchange traded products, such as the Fund, as well as for marketing, education or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s web-site for more information.

191

PXLG	Invesco Russell Top 200 Pure Growth ETF

Summary Information

Investment Objective

The Invesco Russell Top 200 Pure Growth ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the Russell Top 200® Pure Growth Index (the “Underlying Index”).

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.29%
Other Expenses	0.10%
Total Annual Fund Operating Expenses	0.39%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years	5 Years	10 Years
$40	$125	$219	$493

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio rate turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 19% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund’s in-kind creations and redemptions.

Principal Investment Strategies

The Fund generally will invest at least 90% of its total assets in the component securities that comprise the Underlying Index. The Underlying Index is composed of a subset of securities from the Russell Top 200® Index, which is composed of the largest 200 securities of the Russell 3000® Index, an index designed to measure the performance of the largest 3,000 companies in the U.S. equity market.

Frank Russell Company (the “Index Provider”) first identifies securities in the Russell Top 200® Index with higher price-to-book ratios and higher forecasting growth values. The Underlying Index’s constituent securities are then assigned a Composite Value Score (“CVS”), which is calculated based on three characteristics (book to price (a value characteristic), sales per share growth (a growth characteristic) and medium-term growth forecast (a growth characteristic)) to identify whether they are growth or value securities.

192

In general, stocks with lower CVS are considered growth stocks. The Underlying Index then weights securities in proportion to their CVS, giving greatest weight to the securities demonstrating the most growth characteristics.

The Fund generally will invest in all of the component securities of the Underlying Index in proportion to their weightings in the Underlying Index.

Concentration Policy. The Fund will concentrate its investments (i.e., invest 25% or more of the value of its net assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries. As of April 30, 2018, the Fund had significant exposure to the information technology and consumer discretionary sectors. The Fund’s portfolio holdings, and the extent to which it concentrates in any industry or group of industries, are likely to change over time.

Principal Risks of Investing in the Fund

The following summarizes the principal risks of the Fund.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Authorized Participant Concentration Risk. Only authorized participants (“APs”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that those APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities underlying the Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with processing creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units (as defined below), this may result in a significantly diminished trading market for Shares, which may be more likely to trade at a premium or discount to the Fund’s net asset value (“NAV”) and to face trading halts and/or delisting.

Consumer Discretionary Sector Risk. Companies engaged in the consumer discretionary sector are affected by fluctuations in supply and demand and changes in consumer preferences. Changes in consumer spending as a result of world events, political and economic conditions, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources and labor relations also may adversely affect these companies.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that the Fund holds. In addition, equity risk includes the risk that investor sentiment toward particular industries will become negative. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs, that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Growth Risk. The market values of “growth” securities may be more volatile than other types of investments. The returns on “growth” securities may or may not move in tandem with the returns on other styles of investing or the overall stock market. Thus, the value of the Fund’s investments will vary and at times may be lower than that of other types of investments.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, the Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming.

Industry Concentration Risk. In following its methodology, the Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the Underlying Index concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund faces more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or sector may be out of favor and underperform other industries or the market as a whole.

Information Technology Sector Risk. Factors such as the failure to obtain, or delays in obtaining, financing or regulatory approval, intense competition, product compatibility, consumer preferences, corporate capital expenditure, rapid obsolescence, competition from alternative technologies, and research and development of new products may significantly affect the market value of securities of issuers in the information technology sector.

Issuer-Specific Changes Risk. The value of an individual security or particular type of security may be more volatile than the market

193

as a whole and may perform differently from the value of the market as a whole.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund’s NAV.

Non-Correlation Risk. The Fund’s return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Performance

The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund’s average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied from year to year and by showing how the Fund’s average annual total returns compared with a broad measure of market performance and additional indexes with characteristics relevant to the Fund. The Fund’s performance reflects fee waivers, if any, absent which performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.invesco.com/ETFs.

Annual Total Returns—Calendar Years

The Fund’s year-to-date total return for the six months ended June 30, 2018 was 12.17%.

Best Quarter	Worst Quarter
14.19% (1st Quarter 2012)	(5.49)% (3rd Quarter 2015)

Average Annual Total Returns for the Periods Ended December 31, 2017

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	1 Year	5 Years	Since Inception (06/16/2011)
Return Before Taxes	35.84%	16.59%	15.19%
Return After Taxes on Distributions	35.59%	16.21%	14.81%
Return After Taxes on Distributions and Sale of Fund Shares	20.45%	13.34%	12.36%
Russell Top 200® Pure Growth Index(1) (reflects no deduction for fees, expenses or taxes)	36.35%	N/A	N/A
Blended-Russell Top 200® Pure Growth Index(2) (reflects no deduction for fees, expenses or taxes)	36.35%	17.05%	15.65%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	30.21%	17.33%	15.63%

(1)

Effective after the close of business on May 22, 2015, the Fund changed its underlying index from the RAFI® Fundamental Large Growth Index to the Russell Top 200® Pure Growth Index. Prior to the commencement date of March 16, 2015, performance for the Russell Top 200® Pure Growth Index is not available.

(2)

The “Blended-Russell Top 200® Pure Growth Index” reflects the performance of the RAFI® Fundamental Large Growth Index from June 16, 2011 through May 22, 2015, and the Russell Top 200® Pure Growth Index thereafter.

Management of the Fund

Investment Adviser. Invesco Capital Management LLC (the “Adviser”).

Portfolio Managers. The following individuals are responsible jointly and primarily for the day-to-day management of the Fund’s portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Director of Portfolio Management of the Adviser and Vice President of the Trust	Since Inception
Michael Jeanette	Senior Portfolio Manager of the Adviser	Since Inception
Jonathan Nixon	Portfolio Manager of the Adviser	August 2013
Tony Seisser	Portfolio Manager of the Adviser	August 2014

Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only with APs and only in large blocks of 50,000 Shares (each block of Shares is called a “Creation Unit”) or multiples thereof (“Creation Unit Aggregations”), generally in exchange for the deposit or delivery of a basket of securities. However, the Fund also reserves the right to permit or require Creation Units to be issued in exchange

194

for cash. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.

Individual Shares may be purchased and sold only on a national securities exchange through brokers. Shares are listed for trading on NYSE Arca, Inc. and because the Shares will trade at market prices rather than NAV, Shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).

Tax Information

The Fund’s distributions generally are taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from such account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund’s distributor or its related companies may pay the intermediary for certain Fund-related activities, including those that are designed to make the intermediary more knowledgeable about exchange traded products, such as the Fund, as well as for marketing, education or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s web-site for more information.

195

PXLV	Invesco Russell Top 200 Pure Value ETF

Summary Information

Investment Objective

The Invesco Russell Top 200 Pure Value ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the Russell Top 200® Pure Value Index (the “Underlying Index”).

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.29%
Other Expenses	0.15%
Total Annual Fund Operating Expenses	0.44%
Fee Waivers and Expense Assumption(1)	0.05%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	0.39%

(1)

Invesco Capital Management LLC (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, offering costs, taxes, Acquired Fund Fees and Expenses, if applicable, and extraordinary expenses) from exceeding 0.39% of the Fund’s average daily net assets per year (the “Expense Cap”) until at least August 31, 2019, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The fees waived and/or expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fees were waived or the expenses were incurred, but no recapture payment will be made by the Fund if it would result in the Fund exceeding (i) the Expense Cap or (ii) the expense cap in effect at the time the fees and/or expenses subject to recapture were waived and/or borne by the Adviser.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption in the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years	5 Years	10 Years
$40	$136	$241	$550

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 25% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund’s in-kind creations and redemptions.

196

Principal Investment Strategies

The Fund generally will invest at least 90% of its total assets in the component securities that comprise the Underlying Index. The Underlying Index is composed of a subset of securities from the Russell Top 200® Index, which is composed of the largest 200 securities of the Russell 3000® Index, an index designed to measure the performance of the largest 3,000 companies in the U.S. equity market.

Frank Russell Company (the “Index Provider”) first identifies securities in the Russell Top 200® Index with lower price-to-book ratios and lower forecasting growth values. The Underlying Index’s constituent securities are then assigned a Composite Value Score (“CVS”), which is calculated based on three characteristics (book to price (a value characteristic), sales per share growth (a growth characteristic) and medium-term growth forecast (a growth characteristic)) to identify whether they are growth or value securities. In general, stocks with higher CVS are considered value stocks. The Underlying Index then weights securities in proportion to their CVS, giving greatest weight to the securities demonstrating the most value characteristics.

The Fund generally will invest in all of the component securities of the Underlying Index in proportion to their weightings in the Underlying Index.

Concentration Policy. The Fund will concentrate its investments (i.e., invest 25% or more of the value of its net assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries. As of April 30, 2018, the Fund had significant exposure to the financials sector. The Fund’s portfolio holdings, and the extent to which it concentrates in any industry or group of industries, are likely to change over time.

Principal Risks of Investing in the Fund

The following summarizes the principal risks of the Fund.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Authorized Participant Concentration Risk. Only authorized participants (“APs”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that those APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities underlying the Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with processing creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units (as defined below), this may result in a significantly diminished trading market for Shares, which may be more likely to trade at a premium or discount to the Fund’s net asset value (“NAV”) and to face trading halts and/or delisting.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that the Fund holds. In addition, equity risk includes the risk that investor sentiment toward particular industries will become negative. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs, that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Financials Sector Risk. The market value of securities of issuers in the financials sector can be affected by factors such as adverse regulatory or economic occurrences affecting the financials sector, availability of credit, fluctuations in asset values, unstable interest rates, increased competition, continuing consolidations and development of new products and structures. Furthermore, increased government involvement in financial institutions, including measures such as taking ownership positions in such institutions, could result in a dilution in the value of the shares held by shareholders in such institutions.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, the Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming.

Industry Concentration Risk. In following its methodology, the Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the Underlying Index concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund faces more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may

197

affect the profitability or viability of companies in an industry. In addition, at times, such industry or sector may be out of favor and underperform other industries or the market as a whole.

Issuer-Specific Changes Risk. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund’s NAV.

Non-Correlation Risk. The Fund’s return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Value Risk. “Value” securities are subject to the risk that the valuations never improve or that the returns on “value” securities are less than returns on other styles of investing or the overall stock market. Thus, the value of the Fund’s investments will vary, and at times, may be lower or higher than that of other types of investments.

Performance

The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund’s average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied from year to year and by showing how the Fund’s average annual total returns compared with a broad measure of market performance and additional indexes with characteristics relevant to the Fund. The Fund’s performance reflects fee waivers, if any, absent which performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.invesco.com/ETFs.

Annual Total Returns—Calendar Years

The Fund’s year-to-date total return for the six months ended June 30, 2018 was (1.00)%.

Best Quarter	Worst Quarter
12.83% (1st Quarter 2013)	(8.87)% (3rd Quarter 2015)

Average Annual Total Returns for the Periods Ended December 31, 2017

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	1 Year	5 Years	Since Inception (06/16/2011)
Return Before Taxes	13.98%	14.49%	13.36%
Return After Taxes on Distributions	13.52%	13.87%	12.74%
Return After Taxes on Distributions and Sale of Fund Shares	8.28%	11.55%	10.74%
Russell Top 200® Pure Value Index(1) (reflects no deduction for fees, expenses or taxes)	14.43%	N/A	N/A
Blended-Russell Top 200® Pure Value Index(2) (reflects no deduction for fees, expenses or taxes)	14.43%	14.91%	13.80%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	13.66%	14.04%	13.03%

(1)

Effective after the close of business on May 22, 2015, the Fund changed its underlying index from the RAFI® Fundamental Large Value Index to the Russell Top 200® Pure Value Index. Prior to the commencement date of March 16, 2015, performance for the Russell Top 200® Pure Growth Index is not available.

(2)

The “Blended-Russell Top 200® Pure Value Index” reflects the performance of the RAFI® Fundamental Large Value Index from June 16, 2011 through May 22, 2015, and the Russell Top 200® Pure Value Index thereafter.

Management of the Fund

Investment Adviser. Invesco Capital Management LLC (the “Adviser”).

198

Portfolio Managers. The following individuals are responsible jointly and primarily for the day-to-day management of the Fund’s portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Director of Portfolio Management of the Adviser and Vice President of the Trust	Since Inception
Michael Jeanette	Senior Portfolio Manager of the Adviser	Since Inception
Jonathan Nixon	Portfolio Manager of the Adviser	August 2013
Tony Seisser	Portfolio Manager of the Adviser	August 2014

Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only with APs and only in large blocks of 50,000 Shares (each block of Shares is called a “Creation Unit”) or multiples thereof (“Creation Unit Aggregations”), generally in exchange for the deposit or delivery of a basket of securities. However, the Fund also reserves the right to permit or require Creation Units to be issued in exchange for cash. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.

Individual Shares may be purchased and sold only on a national securities exchange through brokers. Shares are listed for trading on NYSE Arca, Inc. and because the Shares will trade at market prices rather than NAV, Shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).

Tax Information

The Fund’s distributions generally are taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from such account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund’s distributor or its related companies may pay the intermediary for certain Fund-related activities, including those that are designed to make the intermediary more knowledgeable about exchange traded products, such as the Fund, as well as for marketing, education or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s web-site for more information.

199

OEW	Invesco S&P 100® Equal Weight ETF

Summary Information

Investment Objective

The Invesco S&P 100® Equal Weight ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the S&P 100® Equal Weight Index (the “Underlying Index”).

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.40%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.40%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years	5 Years	10 Years
$41	$128	$224	$505

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the fiscal year ended October 31, 2017, the portfolio turnover rate of the Guggenheim S&P 100® Equal Weight ETF (the “Predecessor Fund”) was 2% of the average value of the portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations and redemptions. During the fiscal period November 1, 2017 to April 30, 2018, the portfolio turnover rate of the Predecessor Fund and the Fund was 1% of the average value of the portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations and redemptions.

Principal Investment Strategies

The Fund generally will invest at least 90% of its total assets in the securities that comprise the Underlying Index.

Strictly in accordance with its guidelines and mandated procedures, S&P Dow Jones Indices LLC (“S&P DJI” or the “Index Provider”) compiles, maintains and calculates the Underlying Index. The Underlying Index is an equal weighted version of the S&P 100® Index, which is a capitalization weighted index comprised of a subset of 100 companies of

200

the S&P 500® Index selected by S&P DJI and representing the largest and most stable companies in the S&P 500® Index. As of June 30, 2018, the Underlying Index included companies with a capitalization range of $32.1 billion to $909.8 billion.

Unlike the S&P 100® Index, in which each constituent’s weight is proportionate to its market value, the Underlying Index is equal weighted, meaning that the Index Provider assigns each component security the same weight in the Underlying Index.

The Fund generally invests in all of the securities comprising the Underlying Index in proportion to their weightings in the Underlying Index.

The Fund is “non-diversified” and therefore is not required to meet certain diversification requirements under the Investment Company Act of 1940, as amended (the “1940 Act”).

Concentration Policy. The Fund will concentrate its investments (i.e., invest more than 25% of the value of its net assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.

Principal Risks of Investing in the Fund

The following summarizes the principal risks of the Fund.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Authorized Participant Concentration Risk. Only authorized participants (“APs”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that those APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities underlying the Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with processing creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units (as defined below), this may result in a significantly diminished trading market for Shares, which may be more likely to trade at a premium or discount to the Fund’s net asset value (“NAV”) and to face trading halts and/or delisting.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that the Fund holds. In addition, equity risk includes the risk that investor sentiment toward particular industries will become negative. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs, that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, the Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming.

Industry Concentration Risk. In following its methodology, the Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the Underlying Index concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund faces more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or sector may be out of favor and underperform other industries or the market as a whole.

Issuer-Specific Changes Risk. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund’s NAV.

Non-Correlation Risk. The Fund’s return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying

201

Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Non-Diversified Fund Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.

Performance

The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund’s average annual total returns (before and after taxes). The table provides an indication of the risks of investing in the Fund by showing how the Fund’s average annual total returns compared with a broad measure of market performance and an additional index with characteristics relevant to the Fund. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.

The Fund is the successor to the investment performance of the Predecessor Fund as a result of the reorganization of the Predecessor Fund into the Fund, which was consummated after the close of business on April 6, 2018. Accordingly, the performance information shown below for periods ending on or prior to April 6, 2018 is that of the Predecessor Fund. Updated performance information is available online at www.invesco.com/ETFs.

Annual Total Returns—Calendar Year

Best Quarter	Worst Quarter
6.14% (4th Quarter 2017)	(2.53)% (2nd Quarter 2017)

The return of the Fund for the year-to-date ending June 30, 2018 was (0.23)%.

Average Annual Total Returns for the Periods Ended December 31, 2017

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	1 Year	Since Inception (06/30/16)
Return Before Taxes	19.58%	20.03%
Return After Taxes on Distributions	18.80%	19.31%
Return After Taxes on Distributions and Sale of Fund Shares	11.06%	15.06%
S&P 100® Equal Weight Index (reflects no deduction for fees, expenses or taxes)	20.17%	20.61%
S&P 100® Index (reflects no deduction for fees, expenses or taxes)	21.96%	20.22%

Management of the Fund

Investment Adviser. Invesco Capital Management LLC (the “Adviser”).

Portfolio Managers. The following individuals are responsible jointly and primarily for the day-to-day management of the Fund’s portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Director of Portfolio Management of the Adviser and Vice President of the Trust	April 2018
Michael Jeanette	Senior Portfolio Manager of the Adviser	April 2018
Jonathan Nixon	Portfolio Manager of the Adviser	April 2018
Tony Seisser	Portfolio Manager of the Adviser	April 2018

Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only with APs and only in large blocks of 50,000 Shares (each block of Shares is called a “Creation Unit”) or multiples thereof (“Creation Unit Aggregations”), generally in exchange for the deposit or delivery of a basket of securities. However, the Fund also reserves the right to permit or require Creation Units to be issued in exchange for cash. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.

Individual Shares may be purchased and sold only on a national securities exchange through brokers. Shares are listed for trading on NYSE Arca, Inc. and because the Shares trade at market prices rather than NAV, Shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).

Tax Information

The Fund’s distributions generally are taxed as ordinary income, capital gains or some combination of both, unless you are

202

investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from such account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund’s distributor or its related companies may pay the intermediary for certain Fund-related activities, including those that are designed to make the intermediary more knowledgeable about exchange traded products, such as the Fund, as well as for marketing, education or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s web-site for more information.

203

PBP	Invesco S&P 500 BuyWrite ETF

Summary Information

Investment Objective

The Invesco S&P 500 BuyWrite ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the CBOE S&P 500 BuyWrite IndexSM (the “Underlying Index”).

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	0.49%
Other Expenses	0.00%
Total Annual Fund Operating Expenses(1)	0.49%

(1)	“Management Fees” and “Total Annual Fund Operating Expenses” have been restated to reflect current fees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years	5 Years	10 Years
$50	$157	$274	$616

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 16% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund’s in-kind creations and redemptions.

Principal Investment Strategies

The Fund generally will invest at least 90% of its total assets in securities that comprise the Underlying Index and will write (sell) call options thereon. The Underlying Index is a total return benchmark index that is designed to track the performance of a hypothetical “buy-write” strategy on the S&P 500® Index. The index is based on (1) buying an S&P 500 stock index portfolio, and (2) “writing” (or selling) the near-term S&P 500 Index “covered” call option, generally on the third Friday of each month. A “buy-write,” also called a covered call, generally is considered an investment strategy in which an investor buys a stock or basket of stocks, and sells call options that correspond to the stock or basket of stocks. In return for a premium, the Fund gives the right to the purchaser of the

204

option written by the Fund to receive a cash payment equal to the difference between the value of the S&P 500 Index and the exercise price, if the value on the expiration date is above the exercise price. In addition, covered call options partially hedge against a decline in the price of the securities on which they are written to the extent of the premium the Fund receives. The Fund will write options that are traded on national securities exchanges. Strictly in accordance with its guidelines and mandated procedures, the Chicago Board Options Exchange, Incorporated (the “CBOE” or the “Index Provider”) compiles, calculates and maintains the Underlying Index. The Fund generally invests in all of the securities comprising its Underlying Index in proportion to their weightings in the Underlying Index.

Concentration Policy. The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.

Principal Risks of Investing in the Fund

The following summarizes the principal risks of the Fund.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Authorized Participant Concentration Risk. Only authorized participants (“APs”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that those APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities underlying the Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with processing creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units (as defined below), this may result in a significantly diminished trading market for Shares, which may be more likely to trade at a premium or discount to the Fund’s net asset value (“NAV”) and to face trading halts and/or delisting.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that the Fund holds. In addition, equity risk includes the risk that investor sentiment toward particular industries will become negative. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs, that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, the Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming.

Industry Concentration Risk. In following its methodology, the Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the Underlying Index concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund faces more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or sector may be out of favor and underperform other industries or the market as a whole.

Issuer-Specific Changes Risk. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund’s NAV.

Non-Correlation Risk. The Fund’s return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Index. In addition, the

205

performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Underlying Index resulting from legal restrictions, costs or liquidity constraints.

U.S. Federal Income Tax Risk. Due to its investment strategy and certain federal income tax elections it intends to make, the Fund expects to account for gains or losses on its investments on a daily mark-to-market basis for federal income tax purposes. Generally, the mark-to-market gains and losses from the stock positions will be compared with the mark-to-market gains or losses from the call options on a daily basis. To the extent that there is more gain or loss from the stock positions, the Fund will have short term capital gain, which generally is taxed like ordinary income, or short-term capital loss. To the extent there is more gain or loss from the call options, such gain will be treated for federal tax purposes as 60% long term capital gain or loss and 40% short term capital gain. As a result of its investment strategy, the Fund will not be able to designate a portion of its dividends as being eligible for lower rates of tax in the hands of non-corporate shareholders (dividends that are commonly referred to as “qualified dividend income”) or as being eligible for the dividends received deduction when received by certain corporate shareholders. For these reasons, a significant portion of income received from the Fund may be subject to tax at greater rates than would apply if the Fund were engaged in a different investment strategy. You should consult your tax advisors as to the tax consequences of acquiring, owning and disposing of shares in the Fund.

Writing Covered Call Option Risk. By writing covered call options in return for the receipt of premiums, the Fund will give up the opportunity to benefit from potential increases in the value of the holdings in the S&P 500 Index above the exercise prices of the written options, but will continue to bear the risk of declines in the value of the holdings in the S&P 500 Index. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the underlying stocks over time. In addition, the Fund’s ability to sell the underlying securities will be limited while the option is in effect unless the Fund extinguishes the option position through the purchase of an offsetting identical option prior to the expiration of the written option. Exchanges may suspend the trading of options in volatile markets. If trading is suspended, the Fund may be unable to write options at times that may be desirable or advantageous to the Fund to do so.

Performance

The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund’s average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied from year to year and by showing how the Fund’s average annual total returns compared with a broad measure of market performance and an additional index with characteristics relevant to the Fund. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.invesco.com/ETFs.

Annual Total Returns—Calendar Years

The Fund’s year-to-date total return for the six months ended June 30, 2018 was 1.35%.

Best Quarter	Worst Quarter
15.92% (4th Quarter 2011)	(21.81)% (4th Quarter 2008)

Average Annual Total Returns for the Periods Ended December 31, 2017

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	1 Year	5 Years	10 Years
Return Before Taxes	12.15%	7.95%	3.96%
Return After Taxes on Distributions	7.34%	5.26%	1.80%
Return After Taxes on Distributions and Sale of Fund Shares	6.95%	4.90%	2.09%
CBOE S&P 500 BuyWrite IndexSM (reflects no deduction for fees, expenses or taxes)	13.00%	8.78%	4.89%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	21.83%	15.79%	8.50%

Management of the Fund

Investment Adviser. Invesco Capital Management LLC (the “Adviser”).

206

Portfolio Managers. The following individuals are responsible jointly and primarily for the day-to-day management of the Fund’s portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Director of Portfolio Management of the Adviser and Vice President of the Trust	Since Inception
David Hemming	Senior Portfolio Manager of the Adviser, Commodities and Alternatives	September 2016
Michael Jeanette	Senior Portfolio Manager of the Adviser	October 2013
Theodore Samulowitz	Portfolio Manager of the Adviser	August 2013
Tony Seisser	Portfolio Manager of the Adviser	August 2014
Jonathan Nixon	Portfolio Manager of the Adviser	February 2015

Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only with APs and only in large blocks of 50,000 Shares (each block of Shares is called a “Creation Unit”) or multiples thereof (“Creation Unit Aggregations”), generally in exchange for the deposit or delivery of a basket of securities. However, the Fund also reserves the right to permit or require Creation Units to be issued in exchange for cash. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.

Individual Shares may be purchased and sold only on a national securities exchange through brokers. Shares are listed for trading on NYSE Arca, Inc. and because the Shares will trade at market prices rather than NAV, Shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).

Tax Information

The Fund’s distributions generally are taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from such account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund’s distributor or its related companies may pay the intermediary for certain Fund-related activities, including those that are designed to make the intermediary more knowledgeable about exchange traded products, such as the Fund, as well as for marketing, education or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s web-site for more information.

207

RCD	Invesco S&P 500® Equal Weight Consumer Discretionary ETF

Summary Information

Investment Objective

The Invesco S&P 500® Equal Weight Consumer Discretionary ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the S&P 500® Equal Weight Consumer Discretionary Index (the “Underlying Index”).

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.40%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.40%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years	5 Years	10 Years
$41	$128	$224	$505

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the fiscal year ended October 31, 2017, the portfolio turnover rate of the Guggenheim S&P 500® Equal Weight Consumer Discretionary ETF (the “Predecessor Fund”) was 29% of the average value of the portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations and redemptions. During the fiscal period November 1, 2017 to April 30, 2018, the portfolio turnover rate of the Predecessor Fund and the Fund was 13% of the average value of the portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations and redemptions.

Principal Investment Strategies

The Fund generally will invest at least 90% of its total assets in the securities that comprise the Underlying Index. The Underlying Index is an equal-weighted version of the S&P 500® Consumer Discretionary Index.

208

Strictly in accordance with its guidelines and mandated procedures, S&P Dow Jones Indices LLC (“S&P DJI” or the “Index Provider”) compiles, maintains and calculates the Underlying Index, which is comprised of common stocks of companies in the consumer discretionary sector of the S&P 500® Index. The Index Provider defines sectors according to the Global Industry Classification Standard (“GICS”). The manufacturing segment of the consumer discretionary sector includes automotive, household durable goods, leisure equipment and textiles and apparel and the services segment of the consumer discretionary sector includes hotels, restaurants and other leisure facilities, media production and services, and consumer retailing and services.

Unlike the S&P 500® Consumer Discretionary Index, which employs a market capitalization weighted methodology, the Underlying Index is equal weighted, meaning that the Index Provider assigns each component security the same weight in the Underlying Index.

The Fund generally invests in all of the securities comprising the Underlying Index in proportion to their weightings in the Underlying Index.

The Fund is non-diversified and, therefore, is not required to meet certain diversification requirements under the Investment Company Act of 1940, as amended (the “1940 Act”).

Concentration Policy. The Fund will concentrate its investments (i.e., invest more than 25% of the value of its net assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries. As of April 30, 2018, the Fund had significant exposure to the consumer discretionary sector. The Fund’s portfolio holdings, and the extent to which it concentrates in any industry or group of industries, are likely to change over time.

Principal Risks of Investing in the Fund

The following summarizes the principal risks of the Fund.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Authorized Participant Concentration Risk. Only authorized participants (“APs”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that those APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities underlying the Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with processing creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation

Units (as defined below), this may result in a significantly diminished trading market for Shares, which may be more likely to trade at a premium or discount to the Fund’s net asset value (“NAV”) and to face trading halts and/or delisting.

Consumer Discretionary Sector Risk. Companies engaged in the consumer discretionary sector are affected by fluctuations in supply and demand and changes in consumer preferences. Changes in consumer spending as a result of world events, political and economic conditions, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources and labor relations also may adversely affect these companies.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that the Fund holds. In addition, equity risk includes the risk that investor sentiment toward particular industries will become negative. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs, that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, the Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming.

Industry Concentration Risk. In following its methodology, the Underlying Index from time to time will be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the Underlying Index concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund faces more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In

209

addition, at times, such industry or sector may be out of favor and underperform other industries or the market as a whole.

Issuer-Specific Changes Risk. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund’s NAV.

Non-Correlation Risk. The Fund’s return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Non-Diversified Fund Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.

Performance

The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund’s average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund’s total return has varied from year to year and by showing how the Fund’s average annual total returns compared with a broad measure of market performance and an additional index with characteristics relevant to the Fund. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.

The Fund is the successor to the investment performance of the Predecessor Fund as a result of the reorganization of the Predecessor Fund into the Fund, which was consummated after the close of business on April 6, 2018. Accordingly, the performance information shown below for periods ending on or prior to April 6, 2018 is that of the Predecessor Fund. Updated performance information is available online at www.invesco.com/ETFs.

Annual Total Returns—Calendar Years

Best Quarter	Worst Quarter
30.52% (3rd Quarter 2009)	(31.01)% (4th Quarter 2008)

The return of the Fund for the year-to-date ending June 30, 2018 was 4.30%.

Average Annual Total Returns for the Periods Ended December 31, 2017

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	1 Year	5 Years	10 Years
Return Before Taxes	14.69%	13.41%	11.32%
Return After Taxes on Distributions	13.92%	12.80%	10.76%
Return After Taxes on Distributions and Sale of Fund Shares	8.28%	10.43%	9.08%
S&P 500® Equal Weight Consumer Discretionary Index (reflects no deduction for fees, expenses or taxes)	15.10%	13.88%	11.80%
S&P 500® Index(1) (reflects no deduction for fees, expenses or taxes)	21.83%	15.79%	8.50%
S&P 500® Consumer Discretionary Index(2) (reflects no deduction for fees, expenses or taxes)	22.98%	17.64%	13.52%

(1)	The Fund has elected to use the S&P 500® Index to provide an additional measure of comparison to the Fund’s performance.

(2)	The Fund has elected to no longer use the S&P 500® Consumer Discretionary Index as an additional measure of comparison to the Fund’s performance.

Management of the Fund

Investment Adviser. Invesco Capital Management LLC (the “Adviser”).

210

Portfolio Managers. The following individuals are responsible jointly and primarily for the day-to-day management of the Fund’s portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Director of Portfolio Management of the Adviser and Vice President of the Trust	April 2018
Michael Jeanette	Senior Portfolio Manager of the Adviser	April 2018
Jonathan Nixon	Portfolio Manager of the Adviser	April 2018
Tony Seisser	Portfolio Manager of the Adviser	April 2018

Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only with APs and only in large blocks of 50,000 Shares (each block of Shares is called a “Creation Unit”) or multiples thereof (“Creation Unit Aggregations”), generally in exchange for the deposit or delivery of a basket of securities. However, the Fund also reserves the right to permit or require Creation Units to be issued in exchange for cash. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.

Individual Shares may be purchased and sold only on a national securities exchange through brokers. Shares are listed for trading on NYSE Arca, Inc. and because the Shares trade at market prices rather than NAV, Shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).

Tax Information

The Fund’s distributions generally are taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from such account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund’s distributor or its related companies may pay the intermediary for certain Fund-related activities, including those that are designed to make the intermediary more knowledgeable about exchange traded products, such as the Fund, as well as for marketing, education or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s web-site for more information.

211

RHS	Invesco S&P 500® Equal Weight Consumer Staples ETF

Summary Information

Investment Objective

The Invesco S&P 500® Equal Weight Consumer Staples ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the S&P 500® Equal Weight Consumer Staples Index (the “Underlying Index”).

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.40%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.40%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years	5 Years	10 Years
$41	$128	$224	$505

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the fiscal year ended October 31, 2017, the portfolio turnover rate of the Guggenheim S&P 500® Equal Weight Consumer Staples Discretionary ETF (the “Predecessor Fund”) was 20% of the average value of the portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations and redemptions. During the fiscal period November 1, 2017 to April 30, 2018, the portfolio turnover rate of the Predecessor Fund and the Fund was 9% of the average value of the portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations and redemptions.

Principal Investment Strategies

The Fund generally will invest at least 90% of its total assets in the securities that comprise the Underlying Index. The Underlying Index is an equal-weighted version of the S&P 500® Consumer Staples Index.

Strictly in accordance with its guidelines and mandated procedures, S&P Dow Jones Indices LLC (“S&P DJI” or the “Index Provider”) compiles, maintains and calculates the

212

Underlying Index, which is comprised of common stocks of companies in the consumer staples sector of the S&P 500® Index. The Index Provider defines sectors according to the Global Industry Classification Standard (“GICS”). The consumer staples sector includes manufacturers and distributors of food, beverages and tobacco, producers of non-durable household goods and personal products, food and drug retailing companies and consumer super centers.

Unlike the S&P 500® Consumer Staples Index, which employs a market capitalization weighted methodology, the Underlying Index is equal weighted, meaning that the Index Provider assigns each component security the same weight in the Underlying Index.

The Fund generally invests in all of the securities comprising the Underlying Index in proportion to their weightings in the Underlying Index.

The Fund is non-diversified and, therefore, is not required to meet certain diversification requirements under the Investment Company Act of 1940, as amended (the “1940 Act”).

Concentration Policy. The Fund will concentrate its investments (i.e., invest more than 25% of the value of its net assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries. As of April 30, 2018, the Fund had significant exposure to the consumer staples sector and the food products industry. The Fund’s portfolio holdings, and the extent to which it concentrates in any industry or group of industries, are likely to change over time.

Principal Risks of Investing in the Fund

The following summarizes the principal risks of the Fund.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Authorized Participant Concentration Risk. Only authorized participants (“APs”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that those APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities underlying the Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with processing creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units (as defined below), this may result in a significantly diminished trading market for Shares, which may be more likely to trade at a premium or discount to the Fund’s net asset value (“NAV”) and to face trading halts and/or delisting.

Consumer Staples Sector Risk. Changes in the worldwide economy, consumer spending, competition, demographics and consumer preferences, exploration and production spending may adversely affect companies in the consumer staples sector. Companies in this sector also are affected by changes in government regulation, world events and economic conditions, as well as natural and man-made disasters and political, social or labor unrest that affect production and distribution of consumer staple products.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that the Fund holds. In addition, equity risk includes the risk that investor sentiment toward particular industries will become negative. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs, that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Food Products Industry Risk. The food products industry is highly competitive and can be significantly affected by demographic and product trends, competitive pricing, food fads, marketing campaigns, environmental factors, government regulation, adverse changes in general economic conditions, evolving consumer preferences, nutritional and health-related concerns, federal, state and local food inspection and processing controls, consumer product liability claims, consumer boycotts, risks of product tampering and the availability and expense of liability insurance.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, the Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming.

Industry Concentration Risk. In following its methodology, the Underlying Index from time to time will be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the Underlying Index concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund faces more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical

213

market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or sector may be out of favor and underperform other industries or the market as a whole.

Issuer-Specific Changes Risk. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund’s NAV.

Non-Correlation Risk. The Fund’s return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Non-Diversified Fund Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.

Performance

The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund’s average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied from year to year and by showing how the Fund’s average annual total returns compared with a broad measure of market performance and an additional index with characteristics relevant to the Fund. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.

The Fund is the successor to the investment performance of the Predecessor Fund as a result of the reorganization of the

Predecessor Fund into the Fund, which was consummated after the close of business on April 6, 2018. Accordingly, the performance information shown below for periods ending on or prior to April 6, 2018 is that of the Predecessor Fund. Updated performance information is available online at www.invesco.com/ETFs.

Annual Total Returns—Calendar Years

Best Quarter	Worst Quarter
17.16% (1st Quarter 2013)	(16.35)% (4th Quarter 2008)

The return of the Fund for the year-to-date ending June 30, 2018 was (5.54)%.

Average Annual Total Returns for the Periods Ended December 31, 2017

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	1 Year	5 Years	10 Years
Return Before Taxes	14.03%	16.14%	12.07%
Return After Taxes on Distributions	13.04%	15.22%	11.20%
Return After Taxes on Distributions and Sale of Fund Shares	7.90%	12.54%	9.54%
S&P 500® Equal Weight Consumer Staples Index (reflects no deduction for fees, expenses or taxes)	14.54%	16.69%	12.64%
S&P 500® Index(1) (reflects no deduction for fees, expenses or taxes)	21.83%	15.79%	8.50%
S&P 500® Consumer Staples Index(2) (reflects no deduction for fees, expenses or taxes)	13.49%	13.27%	10.07%

(1)	The Fund has elected to use the S&P 500® Index to provide an additional measure of comparison to the Fund’s performance.

(2)	The Fund has elected to no longer use the S&P 500® Consumer Staples Index as an additional measure of comparison to the Fund’s performance.

Management of the Fund

Investment Adviser. Invesco Capital Management LLC (the “Adviser”).

214

Portfolio Managers. The following individuals are responsible jointly and primarily for the day-to-day management of the Fund’s portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Director of Portfolio Management of the Adviser and Vice President of the Trust	April 2018
Michael Jeanette	Senior Portfolio Manager of the Adviser	April 2018
Jonathan Nixon	Portfolio Manager of the Adviser	April 2018
Tony Seisser	Portfolio Manager of the Adviser	April 2018

Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only with APs and only in large blocks of 50,000 Shares (each block of Shares is called a “Creation Unit”) or multiples thereof (“Creation Unit Aggregations”), generally in exchange for the deposit or delivery of a basket of securities. However, the Fund also reserves the right to permit or require Creation Units to be issued in exchange for cash. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.

Individual Shares may be purchased and sold only on a national securities exchange through brokers. Shares are listed for trading on the NYSE Arca, Inc. and because the Shares trade at market prices rather than NAV, Shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).

Tax Information

The Fund’s distributions generally are taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from such account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund’s distributor or its related companies may pay the intermediary for certain Fund-related activities, including those that are designed to make the intermediary more knowledgeable about exchange traded products, such as the Fund, as well as for marketing, education or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s web-site for more information.

215

RYE	Invesco S&P 500® Equal Weight Energy ETF

Summary Information

Investment Objective

The Invesco S&P 500® Equal Weight Energy ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the S&P 500® Equal Weight Energy Index (the “Underlying Index”).

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.40%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.40%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years	5 Years	10 Years
$41	$128	$224	$505

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the fiscal year ended October 31, 2017, the portfolio turnover rate of the Guggenheim S&P 500® Equal Weight Energy ETF (the “Predecessor Fund”) was 34% of the average value of the portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations and redemptions. During the fiscal period November 1, 2017 to April 30, 2018, the portfolio turnover rate of the Predecessor Fund and the Fund was 10% of the average value of the portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations and redemptions.

Principal Investment Strategies

The Fund generally will invest at least 90% of its total assets in the securities that comprise the Underlying Index. The Underlying Index is an equal-weighted version of the S&P 500® Energy Index.

Strictly in accordance with its guidelines and mandated procedures, S&P Dow Jones Indices LLC (“S&P DJI” or the “Index Provider”) compiles, maintains and calculates the Underlying Index, which is comprised of common stocks of companies in the energy sector

216

of the S&P 500® Index. The Index Provider defines sectors according to the Global Industry Classification Standard (“GICS”). The energy sector includes companies operating in the exploration and production, refining and marketing, and storage and transportation of oil and gas and coal and consumable fuels, as well as companies that offer oil and gas equipment and services

Unlike the S&P 500® Energy Index, which employs a market capitalization weighted methodology, the Underlying Index is equal weighted, meaning that the Index Provider assigns each component security the same weight in the Underlying Index.

The Fund generally invests in all of the securities comprising the Underlying Index in proportion to their weightings in the Underlying Index.

The Fund is non-diversified and, therefore, is not required to meet certain diversification requirements under the Investment Company Act of 1940, as amended (the “1940 Act”).

Concentration Policy. The Fund will concentrate its investments (i.e., invest more than 25% of the value of its net assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries. As of April 30, 2018, the Fund had significant exposure to the energy sector and the oil, gas & consumable fuels industry. The Fund’s portfolio holdings, and the extent to which it concentrates in any industry or group of industries, are likely to change over time.

Principal Risks of Investing in the Fund

The following summarizes the principal risks of the Fund.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Authorized Participant Concentration Risk. Only authorized participants (“APs”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that those APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities underlying the Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with processing creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units (as defined below), this may result in a significantly diminished trading market for Shares, which may be more likely to trade at a premium or discount to the Fund’s net asset value (“NAV”) and to face trading halts and/or delisting.

Energy Sector Risk. Changes in worldwide energy prices, exploration and production spending may adversely affect companies in the energy sector. In addition, changes in government regulation, world events and economic conditions can affect these companies. These companies also are at risk of civil liability from accidents resulting in injury, loss of life or property, pollution or other environmental damage claims and risk of loss from terrorism and natural disasters. Commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources, development of alternative energy sources, technological developments and labor relations also could affect companies in this sector.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that the Fund holds. In addition, equity risk includes the risk that investor sentiment toward particular industries will become negative. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs, that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, the Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming.

Industry Concentration Risk. In following its methodology, the Underlying Index from time to time will be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the Underlying Index concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund faces more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or sector may be out of favor and underperform other industries or the market as a whole.

Issuer-Specific Changes Risk. The value of an individual security or particular type of security may be more volatile than the market

217

as a whole and may perform differently from the value of the market as a whole.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund’s NAV.

Non-Correlation Risk. The Fund’s return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Non-Diversified Fund Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.

Oil, Gas & Consumable Fuels Industry Risk. The profitability of companies in the oil, gas & consumable fuels industry may be affected adversely by changes in worldwide energy prices, exploration and production spending. Changes in economic conditions, government regulation and events in the regions in which the companies operate (e.g., expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and repatriation of capital, military coups, social unrest, violence or labor unrest, and terrorism and natural disasters) also affect companies in this industry. In addition, these companies are at risk for environmental damage claims. Companies in this industry could be adversely affected by commodity price volatility, changes in exchange rates, interest rates, imposition of import controls, increased competition, depletion of resources, development of alternative energy sources, energy conservation efforts, technological developments and labor relations. Companies in the oil, gas & consumable fuels industry may have significant capital investments in, or engage in transactions involving, emerging market countries, which may heighten these risks.

Performance

The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund’s average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied from year to year and by showing how the Fund’s average annual total returns compared with a broad measure of market performance and an additional index with characteristics relevant to the Fund. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.

The Fund is the successor to the investment performance of the Predecessor Fund as a result of the reorganization of the Predecessor Fund into the Fund, which was consummated after the close of business on April 6, 2018. Accordingly, the performance information shown below for periods ending on or prior to April 6, 2018 is that of the Predecessor Fund. Updated performance information is available online at www.invesco.com/ETFs.

Annual Total Returns—Calendar Years

Best Quarter	Worst Quarter
23.59% (4th Quarter 2010)	(34.65)% (4th Quarter 2008)

The return of the Fund for the year-to-date ending June 30, 2018 was 8.02%.

Average Annual Total Returns for the Periods Ended December 31, 2017

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	1 Year	5 Years	10 Years
Return Before Taxes	(6.63)%	(0.22)%	(0.31)%
Return After Taxes on Distributions	(7.73)%	(1.00)%	(0.85)%
Return After Taxes on Distributions and Sale of Fund Shares	(3.80)%	(0.51)%	(0.46)%
S&P 500® Equal Weight Energy Index (reflects no deduction for fees, expenses or taxes)	(6.34)%	0.10%	0.15%
S&P 500® Index(1) (reflects no deduction for fees, expenses or taxes)	21.83%	15.79%	8.50%
S&P 500® Energy Index(2) (reflects no deduction for fees, expenses or taxes)	(1.01)%	2.78%	1.16%

(1)	The Fund has elected to use the S&P 500® Index to provide an additional measure of comparison to the Fund’s performance.

(2)	The Fund has elected to no longer use the S&P 500® Energy Index as an additional measure of comparison to the Fund’s performance.

218

Management of the Fund

Investment Adviser. Invesco Capital Management LLC (the “Adviser”).

Portfolio Managers. The following individuals are responsible jointly and primarily for the day-to-day management of the Fund’s portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Director of Portfolio Management of the Adviser and Vice President of the Trust	April 2018
Michael Jeanette	Senior Portfolio Manager of the Adviser	April 2018
Jonathan Nixon	Portfolio Manager of the Adviser	April 2018
Tony Seisser	Portfolio Manager of the Adviser	April 2018

Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only with APs and only in large blocks of 50,000 Shares (each block of Shares is called a “Creation Unit”) or multiples thereof (“Creation Unit Aggregations”), generally in exchange for the deposit or delivery of a basket of securities. However, the Fund also reserves the right to permit or require Creation Units to be issued in exchange for cash. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.

Individual Shares may be purchased and sold only on a national securities exchange through brokers. Shares are listed for trading on NYSE Arca, Inc. and because the Shares trade at market prices rather than NAV, Shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).

Tax Information

The Fund’s distributions generally are taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from such account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund’s distributor or its related companies may pay the intermediary for certain Fund-related activities, including those that are designed to make the intermediary more knowledgeable about exchange traded products, such as the Fund, as well as for marketing, education or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s web-site for more information.

219

RSP	Invesco S&P 500® Equal Weight ETF

Summary Information

Investment Objective

The Invesco S&P 500® Equal Weight ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the S&P 500® Equal Weight Index (the “Underlying Index”).

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.20%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.20%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years	5 Years	10 Years
$20	$64	$113	$255

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the fiscal year ended October 31, 2017, the portfolio turnover rate of the Guggenheim S&P 500® Equal Weight ETF (the “Predecessor Fund”) was 21% of the average value of the portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations and redemptions. During the fiscal period November 1, 2017 to April 30, 2018, the portfolio turnover rate of the Predecessor Fund and the Fund was 9% of the average value of the portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations and redemptions.

Principal Investment Strategies

Strictly in accordance with its guidelines and mandated procedures, S&P Dow Jones Indices LLC (“S&P DJI” or the “Index Provider”) compiles, maintains and calculates the Underlying Index, which is an equal-weighted version of the S&P 500® Index. Unlike the S&P 500® Index, which employs a market capitalization weighted methodology, the Underlying Index is equal weighted, meaning that the Index Provider assigns each component security the same weight in the Underlying Index.

220

The Fund generally invests in all of the securities comprising the Underlying Index in proportion to their weightings in the Underlying Index.

The Fund is non-diversified and, therefore, is not required to meet certain diversification requirements under the Investment Company Act of 1940, as amended (the “1940 Act”).

Concentration Policy. The Fund will concentrate its investments (i.e., invest more than 25% of the value of its net assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.

Principal Risks of Investing in the Fund

The following summarizes the principal risks of the Fund.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Authorized Participant Concentration Risk. Only authorized participants (“APs”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that those APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities underlying the Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with processing creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units (as defined below), this may result in a significantly diminished trading market for Shares, which may be more likely to trade at a premium or discount to the Fund’s net asset value (“NAV”) and to face trading halts and/or delisting.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that the Fund holds. In addition, equity risk includes the risk that investor sentiment toward particular industries will become negative. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs, that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, the Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming.

Industry Concentration Risk. In following its methodology, the Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the Underlying Index concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund faces more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or sector may be out of favor and underperform other industries or the market as a whole.

Issuer-Specific Changes Risk. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund’s NAV.

Non-Correlation Risk. The Fund’s return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund’s

221

portfolio and the Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Non-Diversified Fund Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.

Performance

The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund’s average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied from year to year and by showing how the Fund’s average annual total returns compared with a broad measure of market performance and an additional index with characteristics relevant to the Fund. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.

The Fund is the successor to the investment performance of the Predecessor Fund as a result of the reorganization of the Predecessor Fund into the Fund, which was consummated after the close of business on April 6, 2018. Accordingly, the performance information shown below for periods ending on or prior to April 6, 2018 is that of the Predecessor Fund. Updated performance information is available online at www.invesco.com/ETFs.

Annual Total Returns—Calendar Years

Best Quarter	Worst Quarter
24.68% (2nd Quarter 2009)	(26.82)% (4th Quarter 2008)

The return of the Fund for the year-to-date ending June 30, 2018 was 1.66%.

Average Annual Total Returns for the Periods Ended December 31, 2017

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	1 Year	5 Years	10 Years
Return Before Taxes	18.53%	15.34%	9.56%
Return After Taxes on Distributions	17.72%	14.60%	8.90%
Return After Taxes on Distributions and Sale of Fund Shares	10.48%	11.96%	7.47%
S&P 500® Equal Weight Index (reflects no deduction for fees, expenses or taxes)	18.90%	15.79%	10.15%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	21.83%	15.79%	8.50%

Management of the Fund

Investment Adviser. Invesco Capital Management LLC (the “Adviser”).

Portfolio Managers. The following individuals are responsible jointly and primarily for the day-to-day management of the Fund’s portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Director of Portfolio Management of the Adviser and Vice President of the Trust	April 2018
Michael Jeanette	Senior Portfolio Manager of the Adviser	April 2018
Jonathan Nixon	Portfolio Manager of the Adviser	April 2018
Tony Seisser	Portfolio Manager of the Adviser	April 2018

Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only with APs and only in large blocks of 50,000 Shares (each block of Shares is called a “Creation Unit”) or multiples thereof (“Creation Unit Aggregations”), generally in exchange for the deposit or delivery of a basket of securities. However, the Fund also reserves the right to permit or require Creation Units to be issued in exchange for cash. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.

Individual Shares may be purchased and sold only on a national securities exchange through brokers. Shares are listed for trading on NYSE Arca, Inc. and because the Shares trade at market prices rather than NAV, Shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).

Tax Information

The Fund’s distributions generally are taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from such account.

222

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund’s distributor or its related companies may pay the intermediary for certain Fund-related activities, including those that are designed to make the intermediary more knowledgeable about exchange traded products, such as the Fund, as well as for marketing, education or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s web-site for more information.

223

RYF	Invesco S&P 500® Equal Weight Financials ETF

Summary Information

Investment Objective

The Invesco S&P 500® Equal Weight Financials ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the S&P 500® Equal Weight Financials Index (the “Underlying Index”).

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.40%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.40%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years	5 Years	10 Years
$41	$128	$224	$505

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the fiscal year ended October 31, 2017, the portfolio turnover rate of the Guggenheim S&P 500® Equal Weight Financials ETF (the “Predecessor Fund”) was 15% of the average value of the portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations and redemptions. During the fiscal period November 1, 2017 to April 30, 2018, the portfolio turnover rate of the Predecessor Fund and the Fund was 7% of the average value of the portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations and redemptions.

Principal Investment Strategies

The Fund generally will invest at least 90% of its total assets in the securities that comprise the Underlying Index. The Underlying Index is an equal-weighted version of the S&P 500® Financials Index.

Strictly in accordance with its guidelines and mandated procedures, S&P Dow Jones Indices LLC (“S&P DJI” or the “Index Provider”) compiles, maintains and calculates the Underlying Index, which is comprised of common stocks of companies in the financials sector of the S&P 500® Index. The Index Provider defines sectors according to the Global

224

Industry Classification Standard (“GICS”). The financials sector includes companies involved in banking, thrifts and mortgage finance, specialized finance, consumer finance, asset management and custody banks, investment banking and brokerage and insurance, as well as financial exchanges and data and mortgage real estate investment trusts.

Unlike the S&P 500® Financials Index, which employs a market capitalization weighted methodology, the Underlying Index is equal weighted, meaning that the Index Provider assigns each component security the same weight in the Underlying Index.

The Fund generally invests in all of the securities comprising the Underlying Index in proportion to their weightings in the Underlying Index.

The Fund is non-diversified and, therefore, is not required to meet certain diversification requirements under the Investment Company Act of 1940, as amended (the “1940 Act”).

Concentration Policy. The Fund will concentrate its investments (i.e., invest more than 25% of the value of its net assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries. As of April 30, 2018, the Fund had significant exposure to the financials sector and the banks, capital markets and insurance industries. The Fund’s portfolio holdings, and the extent to which it concentrates in any industry or group of industries, are likely to change over time.

Principal Risks of Investing in the Fund

The following summarizes the principal risks of the Fund.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Authorized Participant Concentration Risk. Only authorized participants (“APs”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that those APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities underlying the Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with processing creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units (as defined below), this may result in a significantly diminished trading market for Shares, which may be more likely to trade at a premium or discount to the Fund’s net asset value (“NAV”) and to face trading halts and/or delisting.

Banking Industry Risk. The Fund may be susceptible to adverse economic or regulatory occurrences affecting the banking industry. Banks are subject to extensive government regulation that may affect the scope of their activities, their profitability, the prices that they can charge and the amount of capital that they must maintain. In addition, unstable interest rates can have a disproportionate effect on the banking industry; banks whose securities the Fund may purchase may themselves have concentrated portfolios of loans or investments that make them vulnerable to economic conditions that affect that industry. Increased competition also may adversely affect the profitability or viability of banks.

Capital Markets Industry Risk. Companies in the capital markets industry may be significantly affected by stock and bank trading activity, changes in governmental regulation, continuing increases in price competition, decreases in fees or fee-related business, including investment banking, brokerage, asset management and other servicing fees, fluctuations in interest rates and other factors which could adversely affect financial markets.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that the Fund holds. In addition, equity risk includes the risk that investor sentiment toward particular industries will become negative. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs, that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Financials Sector Risk. The market value of securities of issuers in the financials sector can be affected by factors such as adverse regulatory or economic occurrences affecting the financials sector, availability of credit, fluctuations in asset values, unstable interest rates, increased competition, continuing consolidations and development of new products and structures. Furthermore, increased government involvement in financial institutions, including measures such as taking ownership positions in such institutions, could result in a dilution in the value of the shares held by shareholders in such institutions.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, the Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming.

225

Industry Concentration Risk. In following its methodology, the Underlying Index from time to time will be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the Underlying Index concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund faces more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or sector may be out of favor and underperform other industries or the market as a whole.

Insurance Industry Risk. Many factors can significantly affect companies in the insurance industry, including changes in interest rates, general economic conditions, the imposition of premium rate caps, competition and the pressure to compete globally, including price and marketing competition, and other changes in government regulation or tax law. In addition, different segments of the insurance industry may be affected by mortality and morbidity rates, actuarial miscalculations, environmental clean-up costs and catastrophic events such as natural disasters and terrorist acts and availability and cost of reinsurance.

Issuer-Specific Changes Risk. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund’s NAV.

Non-Correlation Risk. The Fund’s return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Non-Diversified Fund Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.

Performance

The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund’s average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied from year to year and by showing how the Fund’s average annual total returns compared with a broad measure of market performance and an additional index with characteristics relevant to the Fund. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.

The Fund is the successor to the investment performance of the Predecessor Fund as a result of the reorganization of the Predecessor Fund into the Fund, which was consummated after the close of business on April 6, 2018. Accordingly, the performance information shown below for periods ending on or prior to April 6, 2018 is that of the Predecessor Fund. Updated performance information is available online at www.invesco.com/ETFs.

Annual Total Returns—Calendar Years

Best Quarter	Worst Quarter
40.11% (2nd Quarter 2009)	(36.94)% (4th Quarter 2008)

The return of the Fund for the year-to-date ending June 30, 2018 was (2.94)%.

Average Annual Total Returns for the Periods Ended December 31, 2017

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

226

	1 Year	5 Years	10 Years
Return Before Taxes	21.35%	18.41%	6.31%
Return After Taxes on Distributions	20.60%	14.35%	4.12%
Return After Taxes on Distributions and Sale of Fund Shares	12.04%	12.57%	3.79%
S&P 500® Equal Weight Financials Index (reflects no deduction for fees, expenses or taxes)	21.86%	19.05%	7.13%
S&P 500® Index(1) (reflects no deduction for fees, expenses or taxes)	21.83%	15.79%	8.50%
S&P 500® Financials Index(2) (reflects no deduction for fees, expenses or taxes)	22.18%	18.21%	3.78%

(1)	The Fund has elected to use the S&P 500® Index to provide an additional measure of comparison to the Fund’s performance.

(2)	The Fund has elected to no longer use the S&P 500® Financials Index as an additional measure of comparison to the Fund’s performance.

Management of the Fund

Investment Adviser. Invesco Capital Management LLC (the “Adviser”).

Portfolio Managers. The following individuals are responsible jointly and primarily for the day-to-day management of the Fund’s portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Director of Portfolio Management of the Adviser and Vice President of the Trust	April 2018
Michael Jeanette	Senior Portfolio Manager of the Adviser	April 2018
Jonathan Nixon	Portfolio Manager of the Adviser	April 2018
Tony Seisser	Portfolio Manager of the Adviser	April 2018

Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only with APs and only in large blocks of 50,000 Shares (each block of Shares is called a “Creation Unit”) or multiples thereof (“Creation Unit Aggregations”), generally in exchange for the deposit or delivery of a basket of securities. However, the Fund also reserves the right to permit or require Creation Units to be issued in exchange for cash. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.

Individual Shares may be purchased and sold only on a national securities exchange through brokers. Shares are listed for trading on NYSE Arca, Inc. and because the Shares trade at market prices rather than NAV, Shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).

Tax Information

The Fund’s distributions generally are taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from such account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund’s distributor or its related companies may pay the intermediary for certain Fund-related activities, including those that are designed to make the intermediary more knowledgeable about exchange traded products, such as the Fund, as well as for marketing, education or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s web-site for more information.

227

RYH	Invesco S&P 500® Equal Weight Health Care ETF

Summary Information

Investment Objective

The Invesco S&P 500® Equal Weight Health Care ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the S&P 500® Equal Weight Health Care Index (the “Underlying Index”).

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.40%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.40%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years	5 Years	10 Years
$41	$128	$224	$505

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the fiscal year ended October 31, 2017, the portfolio turnover rate of the Guggenheim S&P 500® Equal Weight Health Care ETF (the “Predecessor Fund”) was 24% of the average value of the portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations and redemptions. During the fiscal period November 1, 2017 to April 30, 2018, the portfolio turnover rate of the Predecessor Fund and the Fund was 12% of the average value of the portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations and redemptions.

Principal Investment Strategies

The Fund generally will invest at least 90% of its total assets in the securities that comprise the Underlying Index. The Underlying Index is an equal-weighted version of the S&P 500® Health Care Index.

Strictly in accordance with its guidelines and mandated procedures, S&P Dow Jones Indices LLC (“S&P DJI” or the “Index Provider”) compiles, maintains and calculates the Underlying Index, which is comprised of common stocks of companies in the health care

228

sector of the S&P 500® Index. The Index Provider defines sectors according to the Global Industry Classification Standard (“GICS”). The health care sector includes health care providers and services, companies that manufacture and distribute health care equipment and supplies, health care technology companies and companies involved in the research, development, production and marketing of pharmaceuticals and biotechnology products.

Unlike the S&P 500® Health Care Index, which employs a market capitalization weighted methodology, the Underlying Index is equal weighted, meaning that the Index Provider assigns each component security the same weight in the Underlying Index.

The Fund generally invests in all of the securities comprising the Underlying Index in proportion to their weightings in the Underlying Index.

The Fund is non-diversified and, therefore, is not required to meet certain diversification requirements under the Investment Company Act of 1940, as amended (the “1940 Act”).

Concentration Policy. The Fund will concentrate its investments (i.e., invest more than 25% of the value of its net assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries. As of April 30, 2018, the Fund had significant exposure to the health care sector and the health care equipment & services industry. The Fund’s portfolio holdings, and the extent to which it concentrates in any industry or group of industries, are likely to change over time.

Principal Risks of Investing in the Fund

The following summarizes the principal risks of the Fund.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Authorized Participant Concentration Risk. Only authorized participants (“APs”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that those APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities underlying the Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with processing creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units (as defined below), this may result in a significantly diminished trading market for Shares, which may be more likely to trade at a premium or discount to the Fund’s net asset value (“NAV”) and to face trading halts and/or delisting.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole,

as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that the Fund holds. In addition, equity risk includes the risk that investor sentiment toward particular industries will become negative. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs, that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Health Care Equipment & Services Industry Risk. The prices of securities of companies in the health care equipment & services industry may fluctuate widely due to government regulation and approval of health care products and services, which can have a significant effect on their price and availability. Furthermore, the types of products or services produced or provided by these companies may quickly become obsolete. Moreover, liability for products that are later alleged to be harmful or unsafe may be substantial, and may have a significant impact on a health care company’s market value and/or share price. Legislative or regulatory changes and increased government supervision may also affect companies in the health care equipment & services industry.

Health Care Sector Risk. Factors such as extensive government regulation, restrictions on government reimbursement for medical expenses, rising costs of medical products, services and facilities, pricing pressure, an increased emphasis on outpatient services, limited number of products, industry innovation, costs associated with obtaining and protecting patents, product liability and other claims, changes in technologies and other market developments can affect companies in the health care sector.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, the Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming.

Industry Concentration Risk. In following its methodology, the Underlying Index from time to time will be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the Underlying Index concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund faces more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not

229

limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or sector may be out of favor and underperform other industries or the market as a whole.

Issuer-Specific Changes Risk. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund’s NAV.

Non-Correlation Risk. The Fund’s return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Non-Diversified Fund Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.

Performance

The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund’s average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied from year to year and by showing how the Fund’s average annual total returns compared with a broad measure of market performance and an additional index with characteristics relevant to the Fund. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.

The Fund is the successor to the investment performance of the Predecessor Fund as a result of the reorganization of the Predecessor Fund into the Fund, which was consummated after the close of business on April 6, 2018. Accordingly, the performance information shown below for periods ending on or prior to April 6, 2018 is that of the Predecessor Fund. Updated performance information is available online at www.invesco.com/ETFs.

Annual Total Returns—Calendar Years

Best Quarter	Worst Quarter
16.64% (2nd Quarter 2009)	(18.80)% (4th Quarter 2008)

The return of the Fund for the year-to-date ending June 30, 2018 was 2.21%.

Average Annual Total Returns for the Periods Ended December 31, 2017

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	1 Year	5 Years	10 Years
Return Before Taxes	23.40%	18.43%	12.91%
Return After Taxes on Distributions	23.15%	18.18%	12.66%
Return After Taxes on Distributions and Sale of Fund Shares	13.25%	14.88%	10.69%
S&P 500® Equal Weight Health Care Index (reflects no deduction for fees, expenses or taxes)	23.92%	18.97%	13.52%
S&P 500® Index(1) (reflects no deduction for fees, expenses or taxes)	21.83%	15.79%	8.50%
S&P 500® Health Care Index(2) (reflects no deduction for fees, expenses or taxes)	22.08%	17.62%	11.02%

(1)	The Fund has elected to use the S&P 500® Index to provide an additional measure of comparison to the Fund’s performance.

(2)	The Fund has elected to no longer use the S&P 500® Health Care Index as an additional measure of comparison to the Fund’s performance.

230

Management of the Fund

Investment Adviser. Invesco Capital Management LLC (the “Adviser”).

Portfolio Managers. The following individuals are responsible jointly and primarily for the day-to-day management of the Fund’s portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Director of Portfolio Management of the Adviser and Vice President of the Trust	April 2018
Michael Jeanette	Senior Portfolio Manager of the Adviser	April 2018
Jonathan Nixon	Portfolio Manager of the Adviser	April 2018
Tony Seisser	Portfolio Manager of the Adviser	April 2018

Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only with APs and only in large blocks of 50,000 Shares (each block of Shares is called a “Creation Unit”) or multiples thereof (“Creation Unit Aggregations”), generally in exchange for the deposit or delivery of a basket of securities. However, the Fund also reserves the right to permit or require Creation Units to be issued in exchange for cash. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.

Individual Shares may be purchased and sold only on a national securities exchange through brokers. Shares are listed for trading on NYSE Arca, Inc. and because the Shares trade at market prices rather than NAV, Shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).

Tax Information

The Fund’s distributions generally are taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from such account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund’s distributor or its related companies may pay the intermediary for certain Fund-related activities, including those that are designed to make the intermediary more knowledgeable about exchange traded products, such as the Fund, as well as for marketing, education or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s web-site for more information.

231

RGI	Invesco S&P 500® Equal Weight Industrials ETF

Summary Information

Investment Objective

The Invesco S&P 500® Equal Weight Industrials ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the S&P 500® Equal Weight Industrials Index (the “Underlying Index”).

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.40%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.40%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years	5 Years	10 Years
$41	$128	$224	$505

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the fiscal year ended October 31, 2017, the portfolio turnover rate of the Guggenheim S&P 500® Equal Weight Industrials ETF (the “Predecessor Fund”) was 18% of the average value of the portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations and redemptions. During the fiscal period November 1, 2017 to April 30, 2018, the portfolio turnover rate of the Predecessor Fund and the Fund was 7% of the average value of the portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations and redemptions.

Principal Investment Strategies

The Fund generally will invest at least 90% of its total assets in the securities that comprise the Underlying Index. The Underlying Index is an equal-weighted version of the S&P 500® Industrials Index.

Strictly in accordance with its guidelines and mandated procedures, S&P Dow Jones Indices LLC (“S&P DJI” or the “Index Provider”) compiles, maintains and calculates the Underlying Index, which is comprised of common stocks of companies in the industrials

232

sector of the S&P 500® Index. The Index Provider defines sectors according to the Global Industry Classification Standard (“GICS”). The industrials sector includes manufacturers and distributors of capital goods such as aerospace and defense, building projects, electrical equipment and machinery, companies that offer construction and engineering services, providers of commercial and professional services including printing, environmental and facilities services, office services and supplies, security and alarm services, human resource and employment services, research and consulting services and providers of transportation services.

Unlike the S&P 500® Industrials Index, which employs a market capitalization weighted methodology, the Underlying Index is equal weighted, meaning that the Index Provider assigns each component security the same weight in the Underlying Index.

The Fund generally invests in all of the securities comprising the Underlying Index in proportion to their weightings in the Underlying Index.

The Fund is non-diversified and, therefore, is not required to meet certain diversification requirements under the Investment Company Act of 1940, as amended (the “1940 Act”).

Concentration Policy. The Fund will concentrate its investments (i.e., invest more than 25% of the value of its net assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries. As of April 30, 2018, the Fund had significant exposure to the industrials sector. The Fund’s portfolio holdings, and the extent to which it concentrates in any industry or group of industries, are likely to change over time.

Principal Risks of Investing in the Fund

The following summarizes the principal risks of the Fund.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Authorized Participant Concentration Risk. Only authorized participants (“APs”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that those APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities underlying the Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with processing creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units (as defined below), this may result in a significantly diminished trading market for Shares, which may be more likely to trade at a premium or discount to the Fund’s net asset value (“NAV”) and to face trading halts and/or delisting.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that the Fund holds. In addition, equity risk includes the risk that investor sentiment toward particular industries will become negative. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs, that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, the Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming.

Industrials Sector Risk. Changes in government regulation, world events and economic conditions may adversely affect companies in the industrials sector. In addition, these companies are at risk for environmental and product liability damage claims. Also, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources, technological developments and labor relations could adversely affect the companies in this sector.

Industry Concentration Risk. In following its methodology, the Underlying Index from time to time will be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the Underlying Index concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund faces more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or sector may be out of favor and underperform other industries or the market as a whole.

Issuer-Specific Changes Risk. The value of an individual security or particular type of security may be more volatile than the market

233

as a whole and may perform differently from the value of the market as a whole.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund’s NAV.

Non-Correlation Risk. The Fund’s return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Non-Diversified Fund Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.

Performance

The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund’s average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied from year to year and by showing how the Fund’s average annual total returns compared with a broad measure of market performance and an additional index with characteristics relevant to the Fund. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.

The Fund is the successor to the investment performance of the Predecessor Fund as a result of the reorganization of the Predecessor Fund into the Fund, which was consummated after the close of business on April 6, 2018. Accordingly, the performance information shown below for periods ending on or prior to April 6, 2018 is that of the Predecessor Fund. Updated performance information is available online at www.invesco.com/ETFs.

Annual Total Returns—Calendar Years

Best Quarter	Worst Quarter
22.77% (2nd Quarter 2009)	(23.01)% (4th Quarter 2008)

The return of the Fund for the year-to-date ending June 30, 2018 was (4.32)%.

Average Annual Total Returns for the Periods Ended December 31, 2017

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	1 Year	5 Years	10 Years
Return Before Taxes	23.10%	16.73%	9.62%
Return After Taxes on Distributions	22.43%	16.08%	8.97%
Return After Taxes on Distributions and Sale of Fund Shares	13.03%	13.18%	7.51%
S&P 500® Equal Weight Industrials Index (reflects no deduction for fees, expenses or taxes)	23.64%	17.24%	10.20%
S&P 500® Index(1) (reflects no deduction for fees, expenses or taxes)	21.83%	15.79%	8.50%
S&P 500® Industrials Index(2) (reflects no deduction for fees, expenses or taxes)	21.03%	16.72%	8.62%

(1)	The Fund has elected to use the S&P 500® Index to provide an additional measure of comparison to the Fund’s performance.

(2)	The Fund has elected to no longer use the S&P 500® Industrials Index as an additional measure of comparison to the Fund’s performance.

Management of the Fund

Investment Adviser. Invesco Capital Management LLC (the “Adviser”).

234

Portfolio Managers. The following individuals are responsible jointly and primarily for the day-to-day management of the Fund’s portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Director of Portfolio Management of the Adviser and Vice President of the Trust	April 2018
Michael Jeanette	Senior Portfolio Manager of the Adviser	April 2018
Jonathan Nixon	Portfolio Manager of the Adviser	April 2018
Tony Seisser	Portfolio Manager of the Adviser	April 2018

Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only with APs and only in large blocks of 50,000 Shares (each block of Shares is called a “Creation Unit”) or multiples thereof (“Creation Unit Aggregations”), generally in exchange for the deposit or delivery of a basket of securities. However, the Fund also reserves the right to permit or require Creation Units to be issued in exchange for cash. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.

Individual Shares may be purchased and sold only on a national securities exchange through brokers. Shares are listed for trading on NYSE Arca, Inc. and because the Shares trade at market prices rather than NAV, Shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).

Tax Information

The Fund’s distributions generally are taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from such account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund’s distributor or its related companies may pay the intermediary for certain Fund-related activities, including those that are designed to make the intermediary more knowledgeable about exchange traded products, such as the Fund, as well as for marketing, education or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s web-site for more information.

235

RTM	Invesco S&P 500® Equal Weight Materials ETF

Summary Information

Investment Objective

The Invesco S&P 500® Equal Weight Materials ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the S&P 500® Equal Weight Materials Index (the “Underlying Index”).

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.40%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.40%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years	5 Years	10 Years
$41	$128	$224	$505

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the fiscal year ended October 31, 2017, the portfolio turnover rate of the Guggenheim S&P 500® Equal Weight Materials Financials ETF (the “Predecessor Fund”) was 22% of the average value of the portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations and redemptions. During the fiscal period November 1, 2017 to April 30, 2018, the portfolio turnover rate of the Predecessor Fund and the Fund was 6% of the average value of the portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations and redemptions.

Principal Investment Strategies

The Fund generally will invest at least 90% of its total assets in the securities that comprise the Underlying Index. The Underlying Index is an equal-weighted version of the S&P 500® Materials Index.

Strictly in accordance with its guidelines and mandated procedures, S&P Dow Jones Indices LLC (“S&P DJI” or the “Index Provider”) compiles, maintains and calculates the Underlying Index, which is comprised of common stocks of companies in the materials

236

sector of the S&P 500® Index. The Index Provider defines sectors according to the Global Industry Classification Standard (“GICS”). The materials sector includes companies that manufacture chemicals, construction materials, glass, paper, forest products and related packaging products, and metals, minerals and mining companies, including producers of steel.

Unlike the S&P 500® Materials Index, which employs a market capitalization weighted methodology, the Underlying Index is equal weighted, meaning that the Index Provider assigns each component security the same weight in the Underlying Index.

The Fund generally invests in all of the securities comprising the Underlying Index in proportion to their weightings in the Underlying Index.

The Fund is non-diversified and, therefore, is not required to meet certain diversification requirements under the Investment Company Act of 1940, as amended (the “1940 Act”).

Concentration Policy. The Fund will concentrate its investments (i.e., invest more than 25% of the value of its net assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries. As of April 30, 2018, the Fund had significant exposure to the materials sector and the chemicals industry. The Fund’s portfolio holdings, and the extent to which it concentrates in any industry or group of industries, are likely to change over time.

Principal Risks of Investing in the Fund

The following summarizes the principal risks of the Fund.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Authorized Participant Concentration Risk. Only authorized participants (“APs”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that those APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities underlying the Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with processing creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units (as defined below), this may result in a significantly diminished trading market for Shares, which may be more likely to trade at a premium or discount to the Fund’s net asset value (“NAV”) and to face trading halts and/or delisting.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that the Fund holds. In addition, equity risk includes the risk that investor sentiment toward particular industries will become negative. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs, that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, the Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming.

Industry Concentration Risk. In following its methodology, the Underlying Index from time to time will be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the Underlying Index concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund faces more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or sector may be out of favor and underperform other industries or the market as a whole.

Issuer-Specific Changes Risk. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption

237

in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund’s NAV.

Materials Sector Risk. Changes in world events, political, environmental and economic conditions, energy conservation, environmental policies, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources and labor relations may adversely affect the companies engaged in the production and distribution of materials.

Non-Correlation Risk. The Fund’s return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Non-Diversified Fund Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.

Specialty Chemicals Industry Risk. The specialty chemicals industry may be significantly affected by intense competition, product obsolescence, raw materials prices, and government regulation, and may be subject to risks associated with the production, handling and disposal of hazardous components, and litigation arising out of environmental contamination.

Performance

The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund’s average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied from year to year and by showing how the Fund’s average annual total returns compared with a broad measure of market performance and an additional index with characteristics relevant to the Fund. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.

The Fund is the successor to the investment performance of the Predecessor Fund as a result of the reorganization of the Predecessor Fund into the Fund, which was consummated after the close of business on April 6, 2018. Accordingly, the performance information shown below for periods ending on or prior to April 6, 2018 is that of the Predecessor Fund. Updated performance information is available online at www.invesco.com/ETFs.

Annual Total Returns—Calendar Years

Best Quarter	Worst Quarter
37.59% (2nd Quarter 2009)	(27.41)% (4th Quarter 2008)

The return of the Fund for the year-to-date ending June 30, 2018 was (3.55)%.

Average Annual Total Returns for the Periods Ended December 31, 2017

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	1 Year	5 Years	10 Years
Return Before Taxes	25.73%	13.30%	9.16%
Return After Taxes on Distributions	24.81%	12.56%	8.43%
Return After Taxes on Distributions and Sale of Fund Shares	14.50%	10.24%	7.07%
S&P 500® Equal Weight Materials Index (reflects no deduction for fees, expenses or taxes)	26.29%	13.82%	9.81%
S&P 500® Index(1) (reflects no deduction for fees, expenses or taxes)	21.83%	15.79%	8.50%
S&P 500® Materials Index(2) (reflects no deduction for fees, expenses or taxes)	23.84%	12.20%	6.17%

(1)	The Fund has elected to use the S&P 500® Index to provide an additional measure of comparison to the Fund’s performance.

(2)	The Fund has elected to no longer use the S&P 500® Materials Index as an additional measure of comparison to the Fund’s performance.

Management of the Fund

Investment Adviser. Invesco Capital Management LLC (the “Adviser”).

238

Portfolio Managers. The following individuals are responsible jointly and primarily for the day-to-day management of the Fund’s portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Director of Portfolio Management of the Adviser and Vice President of the Trust	April 2018
Michael Jeanette	Senior Portfolio Manager of the Adviser	April 2018
Jonathan Nixon	Portfolio Manager of the Adviser	April 2018
Tony Seisser	Portfolio Manager of the Adviser	April 2018

Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only with APs and only in large blocks of 50,000 Shares (each block of Shares is called a “Creation Unit”) or multiples thereof (“Creation Unit Aggregations”), generally in exchange for the deposit or delivery of a basket of securities. However, the Fund also reserves the right to permit or require Creation Units to be issued in exchange for cash. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.

Individual Shares may be purchased and sold only on a national securities exchange through brokers. Shares are listed for trading on NYSE Arca, Inc. and because the Shares trade at market prices rather than NAV, Shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).

Tax Information

The Fund’s distributions generally are taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from such account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund’s distributor or its related companies may pay the intermediary for certain Fund-related activities, including those that are designed to make the intermediary more knowledgeable about exchange traded products, such as the Fund, as well as for marketing, education or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s web-site for more information.

239

EWRE	Invesco S&P 500® Equal Weight Real Estate ETF

Summary Information

Investment Objective

The Invesco S&P 500® Equal Weight Real Estate ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the S&P 500® Equal Weight Real Estate Index (the “Underlying Index”).

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.40%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.40%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years	5 Years	10 Years
$41	$128	$224	$505

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the fiscal year ended October 31, 2017, the portfolio turnover rate of the Guggenheim S&P 500® Equal Weight Real Estate ETF (the “Predecessor Fund”) was 24% of the average value of the portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations and redemptions. During the fiscal period November 1, 2017 to April 30, 2018, the portfolio turnover rate of the Predecessor Fund and the Fund was 2% of the average value of the portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations and redemptions.

Principal Investment Strategies

The Fund generally will invest at least 90% of its total assets in the securities that comprise the Underlying Index. The Underlying Index is an equal-weighted version of the S&P 500® Real Estate Index.

Strictly in accordance with its guidelines and mandated procedures, S&P Dow Jones Indices LLC (“S&P DJI” or the “Index Provider”) compiles, maintains and calculates the Underlying Index, which is comprised of common stocks of companies in the real estate

240

sector of the S&P 500® Index. The Index Provider defines sectors according to the Global Industry Classification Standard (“GICS”). The real estate sector includes companies operating in real estate development and operation, offering real estate related services and equity real estate investment trusts.

Unlike the S&P 500® Real Estate Index, which employs a market capitalization weighted methodology, the Underlying Index is equal weighted, meaning that the Index Provider assigns each component security the same weight in the Underlying Index.

The Fund generally invests in all of the securities comprising the Underlying Index in proportion to their weightings in the Underlying Index.

The Fund is non-diversified and, therefore, is not required to meet certain diversification requirements under the Investment Company Act of 1940, as amended (the “1940 Act”).

Concentration Policy. The Fund will concentrate its investments (i.e., invest more than 25% of the value of its net assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries. As of April 30, 2018, the Fund had significant exposure to the real estate sector and the equity real estate investment trusts (REITs) industry. The Fund’s portfolio holdings, and the extent to which it concentrates in any industry or group of industries, are likely to change over time.

Principal Risks of Investing in the Fund

The following summarizes the principal risks of the Fund.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Authorized Participant Concentration Risk. Only authorized participants (“APs”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that those APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities underlying the Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with processing creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units (as defined below), this may result in a significantly diminished trading market for Shares, which may be more likely to trade at a premium or discount to the Fund’s net asset value (“NAV”) and to face trading halts and/or delisting.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that the Fund holds. In addition, equity risk includes the risk that investor sentiment toward particular industries will become negative. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs, that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, the Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming.

Industry Concentration Risk. In following its methodology, the Underlying Index from time to time will be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the Underlying Index concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund faces more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or sector may be out of favor and underperform other industries or the market as a whole.

Issuer-Specific Changes Risk. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund’s NAV.

241

Non-Correlation Risk. The Fund’s return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Non-Diversified Fund Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.

Real Estate Sector Risk. Investing in securities of real estate companies includes risks such as: fluctuations in the value of the underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local economic conditions; decreases in market rates for rents; losses from casualty or condemnation; changes in the availability, cost and terms of mortgage funds; increased competition, property taxes, capital expenditures, or operating expenses; and other economic, political or regulatory occurrences, including the impact of changes in environmental laws, that may affect the real estate sector.

REIT Risk. REITs are subject to risks inherent in the direct ownership of real estate. These risks include, but are not limited to, a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages and changes in neighborhood values and appeal to purchasers. REITs may be affected by changes in the values of the underlying properties that they own or operate and could fail to qualify for favorable tax or regulatory treatment. REITs also are dependent upon specialized management skills, and their investments may be concentrated in relatively few properties, or in a small geographic area or a single property type. REITs rely heavily on cash flows and a variety of economic and other factors may adversely affect a lessee’s ability to meet its obligations to a REIT. Should a lessee default on their loan, the REIT may experience delays in enforcing its rights as a lessor and may incur substantial costs associated in protecting its investments.

Performance

The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund’s average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied from year to year and by showing how the Fund’s average annual total returns compared with a broad measure of market performance and an additional index with characteristics relevant to the Fund. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.

The Fund is the successor to the investment performance of the Predecessor Fund as a result of the reorganization of the Predecessor Fund into the Fund, which was consummated after the close of business on April 6, 2018. Accordingly, the performance information shown below for periods ending on or prior to April 6, 2018 is that of the Predecessor Fund. Updated performance information is available online at www.invesco.com/ETFs.

Annual Total Returns—Calendar Years

Best Quarter	Worst Quarter
5.87% (2nd Quarter 2016)	(3.03)% (4th Quarter 2016)

The return of the Fund for the year-to-date ending June 30, 2018 was 0.33%.

Average Annual Total Returns for the Periods Ended December 31, 2017

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	1 Year	Since Inception (08/13/15)
Return Before Taxes	8.55%	6.63%
Return After Taxes on Distributions	7.31%	5.52%
Return After Taxes on Distributions and Sale of Fund Shares	4.99%	4.61%
S&P 500® Equal Weight Real Estate Index (reflects no deduction for fees, expenses or taxes)	9.05%	7.02%
S&P 500® Index(1) (reflects no deduction for fees, expenses or taxes)	21.83%	13.41%
S&P 500® Real Estate Index(2) (reflects no deduction for fees, expenses or taxes)	10.85%	7.40%

(1)	The Fund has elected to use the S&P 500® Index to provide an additional measure of comparison to the Fund’s performance.

(2)	The Fund has elected to no longer use the S&P 500® Real Estate Index as an additional measure of comparison to the Fund’s performance.

242

Management of the Fund

Investment Adviser. Invesco Capital Management LLC (the “Adviser”).

Portfolio Managers. The following individuals are responsible jointly and primarily for the day-to-day management of the Fund’s portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Director of Portfolio Management of the Adviser and Vice President of the Trust	April 2018
Michael Jeanette	Senior Portfolio Manager of the Adviser	April 2018
Jonathan Nixon	Portfolio Manager of the Adviser	April 2018
Tony Seisser	Portfolio Manager of the Adviser	April 2018

Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only with APs and only in large blocks of 50,000 Shares (each block of Shares is called a “Creation Unit”) or multiples thereof (“Creation Unit Aggregations”), generally in exchange for the deposit or delivery of a basket of securities. However, the Fund also reserves the right to permit or require Creation Units to be issued in exchange for cash. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.

Individual Shares may be purchased and sold only on a national securities exchange through brokers. Shares are listed for trading on NYSE Arca, Inc. and because the Shares trade at market prices rather than NAV, Shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).

Tax Information

The Fund’s distributions generally are taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from such account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund’s distributor or its related companies may pay the intermediary for certain Fund-related activities, including those that are designed to make the intermediary more knowledgeable about exchange traded products, such as the Fund, as well as for marketing, education or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s web-site for more information.

243

RYT	Invesco S&P 500® Equal Weight Technology ETF

Summary Information

Investment Objective

The Invesco S&P 500® Equal Weight Technology ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the S&P 500® Equal Weight Information Technology Index (the “Underlying Index”).

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.40%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.40%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years	5 Years	10 Years
$41	$128	$224	$505

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the fiscal year ended October 31, 2017, the portfolio turnover rate of the Guggenheim S&P 500® Equal Weight Technology ETF (the “Predecessor Fund”) was 19% of the average value of the portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations and redemptions. During the fiscal period November 1, 2017 to April 30, 2018, the portfolio turnover rate of the Predecessor Fund and the Fund was 10% of the average value of the portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations and redemptions.

Principal Investment Strategies

The Fund generally will invest at least 90% of its total assets in the securities that comprise the Underlying Index. The Underlying Index is an equal-weighted version of the S&P 500® Information Technology Index.

Strictly in accordance with its guidelines and mandated procedures, S&P Dow Jones Indices LLC (“S&P DJI” or the “Index Provider”) compiles, maintains and calculates the Underlying Index, which is comprised of common stocks of companies in the information

244

technology sector of the S&P 500® Index. The Index Provider defines sectors according to the Global Industry Classification Standard (“GICS”). The information technology sector includes companies that offer software and information technology services, manufacturers and distributors of technology hardware and equipment such as communications equipment, cellular phones, computers and peripherals, electronic equipment and related instruments and semiconductors.

Unlike the S&P 500® Information Technology Index, which employs a market capitalization weighted methodology, the Underlying Index is equal weighted, meaning that the Index Provider assigns each component security the same weight in the Underlying Index.

The Fund generally invests in all of the securities comprising the Underlying Index in proportion to their weightings in the Underlying Index.

The Fund is non-diversified and, therefore, is not required to meet certain diversification requirements under the Investment Company Act of 1940, as amended (the “1940 Act”).

Concentration Policy. The Fund will concentrate its investments (i.e., invest more than 25% of the value of its net assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries. As of April 30, 2018, the Fund had significant exposure to the information technology sector. The Fund’s portfolio holdings, and the extent to which it concentrates in any industry or group of industries, are likely to change over time.

Principal Risks of Investing in the Fund

The following summarizes the principal risks of the Fund.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Authorized Participant Concentration Risk. Only authorized participants (“APs”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that those APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities underlying the Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with processing creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units (as defined below), this may result in a significantly diminished trading market for Shares, which may be more likely to trade at a premium or discount to the Fund’s net asset value (“NAV”) and to face trading halts and/or delisting.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that the Fund holds. In addition, equity risk includes the risk that investor sentiment toward particular industries will become negative. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs, that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, the Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming.

Information Technology Sector Risk. Factors such as the failure to obtain, or delays in obtaining, financing or regulatory approval, intense competition, product compatibility, consumer preferences, corporate capital expenditure, rapid obsolescence, competition from alternative technologies, and research and development of new products may significantly affect the market value of securities of issuers in the information technology sector.

Industry Concentration Risk. In following its methodology, the Underlying Index from time to time will be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the Underlying Index concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund faces more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or sector may be out of favor and underperform other industries or the market as a whole.

Issuer-Specific Changes Risk. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

245

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund’s NAV.

Non-Correlation Risk. The Fund’s return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Non-Diversified Fund Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.

Performance

The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund’s average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied from year to year and by showing how the Fund’s average annual total returns compared with a broad measure of market performance and an additional index with characteristics relevant to the Fund. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.

The Fund is the successor to the investment performance of the Predecessor Fund as a result of the reorganization of the Predecessor Fund into the Fund, which was consummated after the close of business on April 6, 2018. Accordingly, the performance information shown below for periods ending on or prior to April 6, 2018 is that of the Predecessor Fund. Updated performance information is available online at www.invesco.com/ETFs.

Annual Total Returns—Calendar Years

Best Quarter	Worst Quarter
22.18% (3rd Quarter 2009)	(29.02)% (4th Quarter 2008)

The return of the Fund for the year-to-date ending June 30, 2018 was 11.19%.

Average Annual Total Returns for the Periods Ended December 31, 2017

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	1 Year	5 Years	10 Years
Return Before Taxes	33.02%	22.18%	11.92%
Return After Taxes on Distributions	32.49%	21.60%	11.56%
Return After Taxes on Distributions and Sale of Fund Shares	18.66%	17.89%	9.73%
S&P 500® Equal Weight Information Technology Index (reflects no deduction for fees, expenses or taxes)	33.59%	22.74%	12.52%
S&P 500® Index(1) (reflects no deduction for fees, expenses or taxes)	21.83%	15.79%	8.50%
S&P 500® Information Technology Index(2) (reflects no deduction for fees, expenses or taxes)	38.83%	20.90%	11.90%

(1)	The Fund has elected to use the S&P 500® Index to provide an additional measure of comparison to the Fund’s performance.

(2)	The Fund has elected to no longer use the S&P 500® Information Technology Index as an additional measure of comparison to the Fund’s performance.

Management of the Fund

Investment Adviser. Invesco Capital Management LLC (the “Adviser”).

246

Portfolio Managers. The following individuals are responsible jointly and primarily for the day-to-day management of the Fund’s portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Director of Portfolio Management of the Adviser and Vice President of the Trust	April 2018
Michael Jeanette	Senior Portfolio Manager of the Adviser	April 2018
Jonathan Nixon	Portfolio Manager of the Adviser	April 2018
Tony Seisser	Portfolio Manager of the Adviser	April 2018

Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only with APs and only in large blocks of 50,000 Shares (each block of Shares is called a “Creation Unit”) or multiples thereof (“Creation Unit Aggregations”), generally in exchange for the deposit or delivery of a basket of securities. However, the Fund also reserves the right to permit or require Creation Units to be issued in exchange for cash. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.

Individual Shares may be purchased and sold only on a national securities exchange through brokers. Shares are listed for trading on NYSE Arca, Inc. and because the Shares trade at market prices rather than NAV, Shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).

Tax Information

The Fund’s distributions generally are taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from such account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund’s distributor or its related companies may pay the intermediary for certain Fund-related activities, including those that are designed to make the intermediary more knowledgeable about exchange traded products, such as the Fund, as well as for marketing, education or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s web-site for more information.

247

RYU	Invesco S&P 500® Equal Weight Utilities ETF

Summary Information

Investment Objective

The Invesco S&P 500® Equal Weight Utilities ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the S&P 500® Equal Weight Telecommunications Services & Utilities Index (to be designated the S&P 500® Equal Weight Utilities Plus Index as of September 24, 2018) (the “Underlying Index”).

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.40%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.40%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years	5 Years	10 Years
$41	$128	$224	$505

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the fiscal year ended October 31, 2017, the portfolio turnover rate of the Guggenheim S&P 500® Equal Weight Utilities ETF (the “Predecessor Fund”) was 11% of the average value of the portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations and redemptions. During the fiscal period November 1, 2017 to April 30, 2018, the portfolio turnover rate of the Predecessor Fund and the Fund was 7% of the average value of the portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations and redemptions.

Principal Investment Strategies

The Fund generally will invest at least 90% of its total assets in the securities that comprise the Underlying Index. The Underlying Index is an equal-weighted version of the S&P 500® Utilities Index.

Strictly in accordance with its guidelines and mandated procedures, S&P Dow Jones Indices LLC (“S&P DJI” or the “Index Provider”) compiles, maintains and calculates the Underlying Index, which is comprised of common stocks of companies in the utilities sector

248

and telecommunication services sector of the S&P 500® Index. The Index Provider defines sectors according to the Global Industry Classification Standard (“GICS”). The utilities sector includes utility companies such as electric, gas and water utilities, independent power producers and energy traders and companies that engage in generation and distribution of electricity using renewable sources. The telecommunications services sector includes companies that provide communications services primarily through a fixed-line, cellular or wireless, high bandwidth and/or fiber optic cable network.

As of September 24, 2018, the Underlying Index will no longer be comprised of common stocks of companies in the telecommunication services sector. In the event there are fewer than 22 securities of utilities companies eligible for inclusion in the Underlying Index at the quarterly rebalance, the Underlying Index will be supplemented with the largest utilities companies in the S&P MidCap 400 Index based on float-adjusted market capitalization until the 22 security minimum is reached. Any supplementary companies that are added to the Underlying Index will remain in the Underlying Index until at least the next quarterly rebalance.

Unlike the S&P 500® Utilities Index, which employs a market capitalization weighted methodology, the Underlying Index is equal weighted, meaning that the Index Provider assigns each component security the same weight in the Underlying Index.

The Fund generally invests in all of the securities comprising the Underlying Index in proportion to their weightings in the Underlying Index.

The Fund is non-diversified and, therefore, is not required to meet certain diversification requirements under the Investment Company Act of 1940, as amended (the “1940 Act”).

Concentration Policy. The Fund will concentrate its investments (i.e., invest more than 25% of the value of its net assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries. As of April 30, 2018, the Fund had significant exposure to the utilities sector and the electric utilities and multi-utilities industries. The Fund’s portfolio holdings, and the extent to which it concentrates in any industry or group of industries, are likely to change over time.

Principal Risks of Investing in the Fund

The following summarizes the principal risks of the Fund.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Authorized Participant Concentration Risk. Only authorized participants (“APs”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that those APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities underlying the Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with processing creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units (as defined below), this may result in a significantly diminished trading market for Shares, which may be more likely to trade at a premium or discount to the Fund’s net asset value (“NAV”) and to face trading halts and/or delisting.

Electric Utilities and Multi-Utilities Industries Risk. The prices of securities in the electric utilities and multi-utilities industries may fluctuate significantly due to supply and demand, governmental regulation and environmental issues, economic conditions generally affecting electric and utilities companies, competitive pressures due to deregulation in the electric and utilities industries, increased sensitivity to the cost of energy production, and environmental factors such as conservation of natural resources or pollution control. Legislative or regulatory changes and increased government supervision may also affect companies in these industries.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that the Fund holds. In addition, equity risk includes the risk that investor sentiment toward particular industries will become negative. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs, that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, the Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming.

Industry Concentration Risk. In following its methodology, the Underlying Index from time to time will be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the Underlying Index concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to

249

approximately the same extent. By concentrating its investments in an industry or sector, the Fund faces more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or sector may be out of favor and underperform other industries or the market as a whole.

Issuer-Specific Changes Risk. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund’s NAV.

Non-Correlation Risk. The Fund’s return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Non-Diversified Fund Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.

Utilities Sector Risk. The companies in the utilities sector are subject to a variety of factors that may adversely affect their business or operations. The value of the securities of companies in the utilities sector are particularly vulnerable to high interest costs associated with capital construction and improvement programs, difficulty in raising adequate capital on reasonable terms in periods of high inflation and unsettled capital markets, governmental regulation and policies, costs associated with compliance, effects of economic slowdowns and surplus capacity, increased competition from other providers of utility services, technological innovations that may render existing plants, equipment or products obsolete, difficulty in obtaining regulatory approval of new technologies, and potential impact of terrorist activities or natural and man-made disasters on the utility industry and its customers.

Performance

The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund’s average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied from year to year and by showing how the Fund’s average annual total returns compared with a broad measure of market performance and an additional index with characteristics relevant to the Fund. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.

The Fund is the successor to the investment performance of the Predecessor Fund as a result of the reorganization of the Predecessor Fund into the Fund, which was consummated after the close of business on April 6, 2018. Accordingly, the performance information shown below for periods ending on or prior to April 6, 2018 is that of the Predecessor Fund. Updated performance information is available online at www.invesco.com/ETFs.

Annual Total Returns—Calendar Years

Best Quarter	Worst Quarter
15.63% (1st Quarter 2016)	(14.93)% (3rd Quarter 2008)

The return of the Fund for the year-to-date ending June 30, 2018 was 1.13%.

Average Annual Total Returns for the Periods Ended December 31, 2017

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

250

	1 Year	5 Years	10 Years
Return Before Taxes	9.44%	11.87%	7.23%
Return After Taxes on Distributions	8.03%	10.24%	5.74%
Return After Taxes on Distributions and Sale of Fund Shares	5.35%	8.58%	5.00%
S&P 500® Equal Weight Telecommunication Services & Utilities Index(1) (reflects no deduction for fees, expenses or taxes)	9.95%	12.36%	7.76%
S&P 500® Index(2) (reflects no deduction for fees, expenses or taxes)	21.83%	15.79%	8.50%
S&P 500® Utilities Index(3) (reflects no deduction for fees, expenses or taxes)	12.11%	12.62%	6.31%

(1)

Due to the renaming of the Sector, the Fund has elected to use the S&P 500® Equal Weight Utilities Plus Index effective September 24, 2018, and will no longer use the S&P 500® Equal Weight Telecommunication Services & Utilities Index.

(2)	The Fund has elected to use the S&P 500® Index to provide an additional measure of comparison to the Fund’s performance.

(3)	The Fund has elected to no longer use the S&P 500® Utilities Index as an additional measure of comparison to the Fund’s performance.

Management of the Fund

Investment Adviser. Invesco Capital Management LLC (the “Adviser”).

Portfolio Managers. The following individuals are responsible jointly and primarily for the day-to-day management of the Fund’s portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Director of Portfolio Management of the Adviser and Vice President of the Trust	April 2018
Michael Jeanette	Senior Portfolio Manager of the Adviser	April 2018
Jonathan Nixon	Portfolio Manager of the Adviser	April 2018
Tony Seisser	Portfolio Manager of the Adviser	April 2018

Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only with APs and only in large blocks of 50,000 Shares (each block of Shares is called a “Creation Unit”) or multiples thereof (“Creation Unit Aggregations”), generally in exchange for the deposit or delivery of a basket of securities. However, the Fund also reserves the right to permit or require Creation Units to be issued in exchange for cash. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.

Individual Shares may be purchased and sold only on a national securities exchange through brokers. Shares are listed for trading on NYSE Arca, Inc. and because the Shares trade at market prices rather than NAV, Shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).

Tax Information

The Fund’s distributions generally are taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from such account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund’s distributor or its related companies may pay the intermediary for certain Fund-related activities, including those that are designed to make the intermediary more knowledgeable about exchange traded products, such as the Fund, as well as for marketing, education or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s web-site for more information.

251

RPG	Invesco S&P 500® Pure Growth ETF

Summary Information

Investment Objective

The Invesco S&P 500® Pure Growth ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the S&P 500® Pure Growth Index (the “Underlying Index”).

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.35%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.35%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years	5 Years	10 Years
$36	$113	$197	$443

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the fiscal year ended October 31, 2017, the portfolio turnover rate of the Guggenheim S&P 500® Pure Growth ETF (the “Predecessor Fund”) was 58% of the average value of the portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations and redemptions. During the fiscal period November 1, 2017 to April 30, 2018, the portfolio turnover rate of the Predecessor Fund and the Fund was 52% of the average value of the portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations and redemptions.

Principal Investment Strategies

The Fund generally will invest at least 90% of its total assets in the securities that comprise the Underlying Index.

S&P Dow Jones Indices LLC (“S&P DJI” or the “Index Provider”) compiles, maintains and calculates the Underlying index, which is composed of a subset of securities from the S&P 500® Index. The Underlying Index includes securities that exhibit the strongest growth characteristics as measured using three factors: three-year sales per share growth,

252

three-year ratio of earnings per share change to price per share, and momentum (12-month percentage price change) as selected by S&P DJI strictly in accordance with its guidelines and mandated procedures.

The Fund generally invests in all of the securities comprising the Underlying Index in proportion to their weightings in the Underlying Index.

The Fund is non-diversified and, therefore, is not required to meet certain diversification requirements under the Investment Company Act of 1940, as amended (the “1940 Act”).

Concentration Policy. The Fund will concentrate its investments (i.e., invest more than 25% of the value of its net assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries. As of April 30, 2018, the Fund had significant exposure to the information technology sector. The Fund’s portfolio holdings, and the extent to which it concentrates in any industry or group of industries, are likely to change over time.

Principal Risks of Investing in the Fund

The following summarizes the principal risks of the Fund.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Authorized Participant Concentration Risk. Only authorized participants (“APs”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that those APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities underlying the Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with processing creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units (as defined below), this may result in a significantly diminished trading market for Shares, which may be more likely to trade at a premium or discount to the Fund’s net asset value (“NAV”) and to face trading halts and/or delisting.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that the Fund holds. In addition, equity risk includes the risk that investor sentiment toward particular industries will become negative. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs, that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Growth Risk. The market values of “growth” securities may be more volatile than other types of investments. The returns on “growth” securities may or may not move in tandem with the returns on other styles of investing or the overall stock market. Thus, the value of the Fund’s investments will vary and at times may be lower than that of other types of investments.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, the Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming.

Industry Concentration Risk. In following its methodology, the Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the Underlying Index concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund faces more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or sector may be out of favor and underperform other industries or the market as a whole.

Information Technology Sector Risk. Factors such as the failure to obtain, or delays in obtaining, financing or regulatory approval, intense competition, product compatibility, consumer preferences, corporate capital expenditure, rapid obsolescence, competition from alternative technologies, and research and development of new products may significantly affect the market value of securities of issuers in the information technology sector.

Issuer-Specific Changes Risk. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

253

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund’s NAV.

Non-Correlation Risk. The Fund’s return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Non-Diversified Fund Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.

Performance

The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund’s average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied from year to year and by showing how the Fund’s average annual total returns compared with a broad measure of market performance and an additional index with characteristics relevant to the Fund. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.

The Fund is the successor to the investment performance of the Predecessor Fund as a result of the reorganization of the Predecessor Fund into the Fund, which was consummated after the close of business on April 6, 2018. Accordingly, the performance information shown below for periods ending on or prior to April 6, 2018 is that of the Predecessor Fund. Updated performance information is available online at www.invesco.com/ETFs.

Annual Total Returns—Calendar Years

Best Quarter	Worst Quarter
21.83% (2nd Quarter 2009)	(24.55)% (4th Quarter 2008)

The return of the Fund for the year-to-date ending June 30, 2018 was 9.60%.

Average Annual Total Returns for the Periods Ended December 31, 2017

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	1 Year	5 Years	10 Years
Return Before Taxes	26.28%	16.97%	11.38%
Return After Taxes on Distributions	25.96%	16.66%	11.12%
Return After Taxes on Distributions and Sale of Fund Shares	14.87%	13.59%	9.32%
S&P 500® Pure Growth Index (reflects no deduction for fees, expenses or taxes)	26.76%	17.41%	11.79%
S&P 500® Growth Index(1) (reflects no deduction for fees, expenses or taxes)	27.44%	17.00%	9.99%
S&P 500® Index(1) (reflects no deduction for fees, expenses or taxes)	21.83%	15.79%	8.50%

(1)

The Fund has elected to use the S&P 500® Growth Index to represent its broad-based index rather than the S&P 500® Index because the S&P 500® Growth Index more closely reflects the performance of the types of securities in which the Fund invests.

Management of the Fund

Investment Adviser. Invesco Capital Management LLC (the “Adviser”).

254

Portfolio Managers. The following individuals are responsible jointly and primarily for the day-to-day management of the Fund’s portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Director of Portfolio Management of the Adviser and Vice President of the Trust	April 2018
Michael Jeanette	Senior Portfolio Manager of the Adviser	April 2018
Jonathan Nixon	Portfolio Manager of the Adviser	April 2018
Tony Seisser	Portfolio Manager of the Adviser	April 2018

Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only with APs and only in large blocks of 50,000 Shares (each block of Shares is called a “Creation Unit”) or multiples thereof (“Creation Unit Aggregations”), generally in exchange for the deposit or delivery of a basket of securities. However, the Fund also reserves the right to permit or require Creation Units to be issued in exchange for cash. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.

Individual Shares may be purchased and sold only on a national securities exchange through brokers. Shares are listed for trading on NYSE Arca, Inc. and because the Shares trade at market prices rather than NAV, Shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).

Tax Information

The Fund’s distributions generally are taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from such account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund’s distributor or its related companies may pay the intermediary for certain Fund-related activities, including those that are designed to make the intermediary more knowledgeable about exchange traded products, such as the Fund, as well as for marketing, education or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s web-site for more information.

255

RPV	Invesco S&P 500® Pure Value ETF

Summary Information

Investment Objective

The Invesco S&P 500® Pure Value ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the S&P 500® Pure Value Index (the “Underlying Index”).

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.35%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.35%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years	5 Years	10 Years
$36	$113	$197	$443

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the fiscal year ended October 31, 2017, the portfolio turnover rate of the Guggenheim S&P 500® Pure Value ETF (the “Predecessor Fund”) was 46% of the average value of the portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations and redemptions. During the fiscal period November 1, 2017 to April 30, 2018, the portfolio turnover rate of the Predecessor Fund and the Fund was 35% of the average value of the portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations and redemptions.

Principal Investment Strategies

The Fund generally will invest at least 90% of its total assets in the securities that comprise the Underlying Index.

S&P Dow Jones Indices LLC (“S&P & DJI” or the “Index Provider”) compiles, maintains and calculates the Underlying Index, which is composed of a subset of securities from the S&P 500® Index. The Underlying Index includes securities that exhibit the strongest value characteristics as measured using three factors: book to value price ratio, earnings to price

256

ratio, and sales to price ratio, as selected by S&P DJI strictly in accordance with its guidelines and mandated procedures.

The Fund generally invests in all of the securities comprising the Underlying Index in proportion to their weightings in the Underlying Index.

The Fund is non-diversified and, therefore, is not required to meet certain diversification requirements under the Investment Company Act of 1940, as amended (the “1940 Act”).

Concentration Policy. The Fund will concentrate its investments (i.e., invest more than 25% of the value of its net assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries. As of April 30, 2018, the Fund had significant exposure to the financials sector. The Fund’s portfolio holdings, and the extent to which it concentrates in any industry or group of industries, are likely to change over time.

Principal Risks of Investing in the Fund

The following summarizes the principal risks of the Fund.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Authorized Participant Concentration Risk. Only authorized participants (“APs”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that those APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities underlying the Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with processing creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units (as defined below), this may result in a significantly diminished trading market for Shares, which may be more likely to trade at a premium or discount to the Fund’s net asset value (“NAV”) and to face trading halts and/or delisting.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that the Fund holds. In addition, equity risk includes the risk that investor sentiment toward particular industries will become negative. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs, that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Financials Sector Risk. The market value of securities of issuers in the financials sector can be affected by factors such as adverse regulatory or economic occurrences affecting the financials sector, availability of credit, fluctuations in asset values, unstable interest rates, increased competition, continuing consolidations and development of new products and structures. Furthermore, increased government involvement in financial institutions, including measures such as taking ownership positions in such institutions, could result in a dilution in the value of the shares held by shareholders in such institutions.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, the Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming.

Industry Concentration Risk. In following its methodology, the Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the Underlying Index concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund faces more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or sector may be out of favor and underperform other industries or the market as a whole.

Issuer-Specific Changes Risk. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index.

257

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund’s NAV.

Non-Correlation Risk. The Fund’s return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Non-Diversified Fund Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.

Value Risk. “Value” securities are subject to the risk that the valuations never improve or that the returns on “value” securities are less than returns on other styles of investing or the overall stock market. Thus, the value of the Fund’s investments will vary and, at times, may be lower than that of other types of investments.

Performance

The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund’s average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied from year to year and by showing how the Predecessor Fund’s average annual total returns compared with a broad measure of market performance and an additional index with characteristics relevant to the Fund. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.

The Fund is the successor to the investment performance of the Predecessor Fund as a result of the reorganization of the Predecessor Fund into the Fund, which was consummated after the close of business on April 6, 2018. Accordingly, the performance information shown below for periods ending on or prior to April 6, 2018 is that of the Predecessor Fund. Updated performance information is available online at www.invesco.com/ETFs.

Annual Total Returns—Calendar Years

Best Quarter	Worst Quarter
44.34% (2nd Quarter 2009)	(31.03)% (4th Quarter 2008)

The return of the Fund for the year-to-date ending June 30, 2018 was 0.18%.

Average Annual Total Returns for the Periods Ended December 31, 2017

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	1 Year	5 Years	10 Years
Return Before Taxes	17.25%	16.22%	9.87%
Return After Taxes on Distributions	16.30%	15.32%	9.02%
Return After Taxes on Distributions and Sale of Fund Shares	9.72%	12.61%	7.60%
S&P 500® Pure Value Index (reflects no deduction for fees, expenses or taxes)	17.73%	16.64%	10.35%
S&P 500® Value Index(1) (reflects no deduction for fees, expenses or taxes)	15.36%	14.24%	6.80%
S&P 500® Index(1) (reflects no deduction for fees, expenses or taxes)	21.83%	15.79%	8.50%

(1)

The Fund has elected to use the S&P 500® Value Index to represent its broad-based index rather than the S&P 500® Index because the S&P 500® Value Index more closely reflects the performance of the types of securities in which the Fund invests.

Management of the Fund

Investment Adviser. Invesco Capital Management LLC (the “Adviser”).

Portfolio Managers. The following individuals are responsible jointly and primarily for the day-to-day management of the Fund’s portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Director of Portfolio Management of the Adviser and Vice President of the Trust	April 2018
Michael Jeanette	Senior Portfolio Manager of the Adviser	April 2018
Jonathan Nixon	Portfolio Manager of the Adviser	April 2018
Tony Seisser	Portfolio Manager of the Adviser	April 2018

258

Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only with APs and only in large blocks of 50,000 Shares (each block of Shares is called a “Creation Unit”) or multiples thereof (“Creation Unit Aggregations”), generally in exchange for the deposit or delivery of a basket of securities. However, the Fund also reserves the right to permit or require Creation Units to be issued in exchange for cash. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.

Individual Shares may be purchased and sold only on a national securities exchange through brokers. Shares are listed for trading on NYSE Arca, Inc. and because the Shares trade at market prices rather than NAV, Shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).

Tax Information

The Fund’s distributions generally are taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from such account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund’s distributor or its related companies may pay the intermediary for certain Fund-related activities, including those that are designed to make the intermediary more knowledgeable about exchange traded products, such as the Fund, as well as for marketing, education or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s web-site for more information.

259

SPHQ	Invesco S&P 500® Quality ETF

Summary Information

Investment Objective

The Invesco S&P 500® Quality ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the S&P 500® Quality Index* (the “Underlying Index”).

*

Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“Standard & Poor’s”) and have been licensed for use by Invesco Capital Management LLC (the “Adviser”). The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s or its Affiliates, and Standard & Poor’s and its Affiliates make no representation, warranty or condition regarding the advisability of buying, selling or holding shares of the Fund.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.29%
Other Expenses	0.08%
Total Annual Fund Operating Expenses	0.37%
Fee Waivers and Expense Assumption(1)(2)	0.22%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	0.15%

(1)

The Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, offering costs, taxes, Acquired Fund Fees and Expenses, if applicable, and extraordinary expenses) from exceeding 0.15% of the Fund’s average daily net assets per year (the “Expense Cap”) until at least August 31, 2019, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The fees waived and/or expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fees were waived or the expenses were incurred, but no recapture payment will be made by the Fund if it would result in the Fund exceeding (i) the Expense Cap or (ii) the expense cap in effect at the time the fees and/or expenses subject to recapture were waived and/or borne by the Adviser.

(2)

Effective August 20, 2018, Invesco Capital Management LLC (the “Adviser”) has agreed to waive permanently a portion of its management fee. After giving effect to such waiver, the net management fee will be 0.15%.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption in the first year and the Total Annual Fund Operating Expenses (after the permanent fee waiver for periods) thereafter. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years	5 Years	10 Years
$15	$68	$126	$297

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are

260

held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 60% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund’s in-kind creations and redemptions.

Principal Investment Strategies

The Fund generally will invest at least 90% of its total assets in securities that comprise the Underlying Index. Strictly in accordance with its guidelines and mandated procedures, S&P Dow Jones Indices LLC (“S&P DJI” or the “Index Provider”) compiles, maintains and calculates the Underlying Index, which is constructed from the constituents of the S&P 500® Index.

In selecting constituent securities for the Underlying Index, the Index Provider first calculates the quality score of each security in the S&P 500® Index. The quality score of each component stock is derived by the Index Provider from each component stock’s return-on-equity, accruals ratio and financial leverage ratio. Return on equity is calculated as the company’s trailing 12-month earnings per share divided by the company’s latest book value per share. Accruals ratio is computed using the change of the company’s net operating assets over the last year divided by the company’s average net operating assets over the last two years. Financial leverage is calculated as the company’s latest total debt divided by the company’s book value. The Index Provider then selects the 100 stocks with the highest quality score for inclusion in the Underlying Index. The Index Provider weights each component stock of the Underlying Index by the total of its quality score multiplied by its market capitalization. The Fund generally invests in all of the securities comprising the Underlying Index in proportion to their weightings in the Underlying Index.

Concentration Policy. The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.

Principal Risks of the Fund

The following summarizes the principal risks of the Fund.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Authorized Participant Concentration Risk. Only authorized participants (“APs”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that those APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities underlying the Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with processing creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units (as defined below), this may result in a significantly diminished trading market for Shares, which may be more likely to trade at a premium or discount to the Fund’s net asset value (“NAV”) and to face trading halts and/or delisting.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that the Fund holds. In addition, equity risk includes the risk that investor sentiment toward particular industries will become negative. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs, that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, the Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming.

Industry Concentration Risk. In following its methodology, the Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the Underlying Index concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund faces more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or sector may be out of favor and underperform other industries or the market as a whole.

261

Issuer-Specific Changes Risk. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund’s NAV.

Non-Correlation Risk. The Fund’s return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Performance

The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund’s average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied from year to year and by showing how the Fund’s average annual total returns compared with a broad measure of market performance and additional indexes with characteristics relevant to the Fund. The Fund’s performance reflects fee waivers, if any, absent which performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.invesco.com/ETFs.

Annual Total Returns—Calendar Years

The Fund’s year-to-date total return for the six months ended June 30, 2018 was (0.61)%.

Best Quarter	Worst Quarter
12.18% (3rd Quarter 2010)	(28.01)% (4th Quarter 2008)

Average Annual Total Returns for the Periods Ended December 31, 2017

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	1 Year	5 Years	10 Years
Return Before Taxes	19.13%	16.21%	6.53%
Return After Taxes on Distributions	18.66%	15.70%	6.22%
Return After Taxes on Distributions and Sale of Fund Shares	11.17%	13.02%	5.21%
S&P 500® Quality Index(1) (reflects no deduction for fees, expenses or taxes)	19.51%	N/A	N/A
Blended—S&P 500® Quality Index(2) (reflects no deduction for fees, expenses or taxes)	19.51%	16.56%	6.80%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	21.83%	15.79%	8.50%

(1)

Effective March 21, 2016, the Fund changed its underlying index from the S&P 500® High Quality Rankings Index to the S&P 500® Quality Index. Prior to the commencement date of July 8, 2014, performance for the S&P 500® Quality Index is not available.

(2)

The Blended-S&P 500® Quality Index reflects the performance of the Value Line Timeliness Select Index prior to June 30, 2010, followed by the S&P 500® High Quality Rankings Index from June 30, 2010 to March 18, 2016, and the S&P 500® Quality Index thereafter.

262

Management of the Fund

Investment Adviser. Invesco Capital Management LLC (the “Adviser”).

Portfolio Managers. The following individuals are responsible jointly and primarily for the day-to-day management of the Fund’s portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Director of Portfolio Management of the Adviser and Vice President of the Trust	June 2007
Michael Jeanette	Senior Portfolio Manager of the Adviser	August 2008
Tony Seisser	Portfolio Manager of the Adviser	August 2014
Jonathan Nixon	Portfolio Manager of the Adviser	February 2015

Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only with APs and only in large blocks of 50,000 Shares (each block of Shares is called a “Creation Unit”) or multiples thereof (“Creation Unit Aggregations”), generally in exchange for the deposit or delivery of a basket of securities. However, the Fund also reserves the right to permit or require Creation Units to be issued in exchange for cash. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.

Individual Shares may be purchased and sold only on a national securities exchange through brokers. Shares are listed for trading on NYSE Arca, Inc. and because the Shares will trade at market prices rather than NAV, Shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).

Tax Information

The Fund’s distributions generally are taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from such account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund’s distributor or its related companies may pay the intermediary for certain Fund-related activities, including those that are designed to make the intermediary more knowledgeable about exchange traded products, such as the Fund, as well as for marketing, education or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s web-site for more information.

263

XLG	Invesco S&P 500® Top 50 ETF

Summary Information

Investment Objective

The Invesco S&P 500® Top 50 ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the S&P 500® Top 50 Index (the “Underlying Index”).

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.20%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.20%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years	5 Years	10 Years
$20	$64	$113	$255

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the fiscal year ended October 31, 2017, the portfolio turnover rate of the Guggenheim S&P 500® Top 50 ETF (the “Predecessor Fund”) was 4% of the average value of the portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations and redemptions. During the fiscal period November 1, 2017 to April 30, 2018, the portfolio turnover rate of the Predecessor Fund and the Fund was 1% of the average value of the portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations and redemptions.

Principal Investment Strategies

The Fund generally will invest at least 90% of its total assets in the securities that comprise the Underlying Index.

S&P Dow Jones Indices LLC (“S&P DJI” or the “Index Provider”) compiles, maintains and calculates the Underlying Index, which includes 50 of the largest capitalization members of the S&P 500® Index. The Underlying Index’s components are weighted by float-adjusted market capitalization.

264

The Fund generally invests in all of the securities comprising the Underlying Index in proportion to their weightings in the Underlying Index.

The Fund is non-diversified and, therefore, is not required to meet certain diversification requirements under the Investment Company Act of 1940, as amended (the “1940 Act”).

Concentration Policy. The Fund will concentrate its investments (i.e., invest more than 25% of the value of its net assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries. As of April 30, 2018, the Fund had significant exposure to the information technology sector. The Fund’s portfolio holdings, and the extent to which it concentrates in any industry or group of industries, are likely to change over time.

Principal Risks of Investing in the Fund

The following summarizes the principal risks of the Fund.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Authorized Participant Concentration Risk. Only authorized participants (“APs”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that those APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities underlying the Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with processing creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units (as defined below), this may result in a significantly diminished trading market for Shares, which may be more likely to trade at a premium or discount to the Fund’s net asset value (“NAV”) and to face trading halts and/or delisting.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that the Fund holds. In addition, equity risk includes the risk that investor sentiment toward particular industries will become negative. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs, that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, the Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming.

Industry Concentration Risk. In following its methodology, the Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the Underlying Index concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund faces more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or sector may be out of favor and underperform other industries or the market as a whole.

Information Technology Sector Risk. Factors such as the failure to obtain, or delays in obtaining, financing or regulatory approval, intense competition, product compatibility, consumer preferences, corporate capital expenditure, rapid obsolescence, competition from alternative technologies, and research and development of new products may significantly affect the market value of securities of issuers in the information technology sector.

Issuer-Specific Changes Risk. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund’s NAV.

265

Non-Correlation Risk. The Fund’s return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Non-Diversified Fund Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.

Performance

The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund’s average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied from year to year and by showing how the Fund’s average annual total returns compared with a broad measure of market performance and additional indexes with characteristics relevant to the Fund.

Prior to January 26, 2016, the Predecessor Fund sought to replicate as closely as possible, before fees and expenses, the daily performance of the Russell Top 50® Mega Cap Index Total Return. The performance and average annual total returns shown for periods prior to January 26, 2016 would have differed had the Predecessor Fund’s current investment objective been in effect during those periods. The Predecessor Fund’s performance reflects fee waivers, absent which performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.

The Fund is the successor to the investment performance of the Predecessor Fund as a result of the reorganization of the Predecessor Fund into the Fund, which was consummated after the close of business on April 6, 2018. Accordingly, the performance information shown below for periods ending on or prior to April 6, 2018 is that of the Predecessor Fund. Updated performance information is available online at www.invesco.com/ETFs.

Annual Total Returns—Calendar Years

Best Quarter	Worst Quarter
13.84% (2nd Quarter 2009)	(18.71)% (4th Quarter 2008)

The return of the Fund for the year-to-date ending June 30, 2018 was 2.37%.

Average Annual Total Returns for the Periods Ended December 31, 2017

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	1 Year	5 Years	10 Years
Return Before Taxes	22.98%	15.37%	7.89%
Return After Taxes on Distributions	21.93%	14.33%	6.97%
Return After Taxes on Distributions and Sale of Fund Shares	12.97%	11.80%	5.86%
S&P 500® Top 50 Index(1) (reflects no deduction for fees, expenses or taxes)	23.28%	N/A	N/A
Blended Invesco S&P 500® Top 50 Index(2) (reflects no deduction for fees, expenses or taxes)	23.28%	15.63%	8.09%
S&P 100® Index(3) (reflects no deduction for fees, expenses or taxes)	21.96%	15.43%	8.13%

(1)	The S&P 500® Top 50 Index commenced operations on November 30, 2015 and therefore, does not have performance for periods prior to that date.

(2)	The Blended Invesco S&P 500® Top 50 Index reflects the performance of the Russell Top 50® Mega Cap Index Total Return prior to January 26, 2016, and the S&P 500® Top 50 Index thereafter.

(3)	The Fund has elected to use the S&P 100® Index to provide an additional measure of comparison to the Fund’s performance.

Management of the Fund

Investment Adviser. Invesco Capital Management LLC (the “Adviser”).

266

Portfolio Managers. The following individuals are responsible jointly and primarily for the day-to-day management of the Fund’s portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Director of Portfolio Management of the Adviser and Vice President of the Trust	April 2018
Michael Jeanette	Senior Portfolio Manager of the Adviser	April 2018
Jonathan Nixon	Portfolio Manager of the Adviser	April 2018
Tony Seisser	Portfolio Manager of the Adviser	April 2018

Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only with APs and only in large blocks of 50,000 Shares (each block of Shares is called a “Creation Unit”) or multiples thereof (“Creation Unit Aggregations”), generally in exchange for the deposit or delivery of a basket of securities. However, the Fund also reserves the right to permit or require Creation Units to be issued in exchange for cash. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.

Individual Shares may be purchased and sold only on a national securities exchange through brokers. Shares are listed for trading on NYSE Arca, Inc. and because the Shares trade at market prices rather than NAV, Shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).

Tax Information

The Fund’s distributions generally are taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from such account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund’s distributor or its related companies may pay the intermediary for certain Fund-related activities, including those that are designed to make the intermediary more knowledgeable about exchange traded products, such as the Fund, as well as for marketing, education or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s web-site for more information.

267

EWMC	Invesco S&P MidCap 400® Equal Weight ETF

Summary Information

Investment Objective

The Invesco S&P MidCap 400® Equal Weight ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the S&P MidCap 400® Equal Weight Index (the “Underlying Index”).

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.40%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.40%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years	5 Years	10 Years
$41	$128	$224	$505

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the fiscal year ended October 31, 2017, the portfolio turnover rate of the Guggenheim S&P MidCap 400® Equal Weight ETF (the “Predecessor Fund”) was 26% of the average value of the portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations and redemptions. During the fiscal period November 1, 2017 to April 30, 2018, the portfolio turnover rate of the Predecessor Fund and the Fund was 9% of the average value of the portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations and redemptions.

Principal Investment Strategies

The Fund generally will invest at least 90% of its total assets in the securities that comprise the Underlying Index. The Underlying Index is an equal-weighted version of the S&P MidCap 400® Index.

Strictly in accordance with its guidelines and mandated procedures, S&P Dow Jones Indices LLC (“S&P DJI” or the “Index Provider”) compiles, maintains and calculates the Underlying Index, which consists of U.S. common equities listed on the New York Stock

268

Exchanges (including NYSE Arca and NYSE American) and The Nasdaq Stock Market (“NASDAQ”), and also may include equity interests in real estate investment trusts (“REITs”) and business development companies (“BDCs”). As of June 30, 2018, the Underlying Index included medium-capitalization companies with capitalizations ranging from $1.1 billion to $13.1 billion.

Unlike the S&P MidCap 400® Index, which employs a market capitalization weighted methodology, the Underlying Index is equally weighted, meaning that the Index Provider assigns each component security the same weight in the Underlying Index.

The Fund generally invests in all of the securities comprising the Underlying Index in proportion to their weightings in the Underlying Index.

The Fund is non-diversified and, therefore, is not required to meet certain diversification requirements under the Investment Company Act of 1940, as amended (the “1940 Act”).

Concentration Policy. The Fund will concentrate its investments (i.e., invest more than 25% of the value of its net assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.

Principal Risks of Investing in the Fund

The following summarizes the principal risks of the Fund.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Authorized Participant Concentration Risk. Only authorized participants (“APs”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that those APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities underlying the Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with processing creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units (as defined below), this may result in a significantly diminished trading market for Shares, which may be more likely to trade at a premium or discount to the Fund’s net asset value (“NAV”) and to face trading halts and/or delisting.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that the Fund holds. In addition, equity risk includes the risk that investor sentiment toward particular industries will become negative. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs, that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, the Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming.

Industry Concentration Risk. In following its methodology, the Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the Underlying Index concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund faces more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or sector may be out of favor and underperform other industries or the market as a whole.

Issuer-Specific Changes Risk. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund’s NAV.

Mid-Capitalization Company Risk. Investing in securities of mid-capitalization companies involves greater risk than customarily is

269

associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often mid-capitalization companies and the industries in which they focus are still evolving, and, as a result, they may be more sensitive to changing market conditions.

Non-Correlation Risk. The Fund’s return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Non-Diversified Fund Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.

REIT Risk. REITs are subject to risks inherent in the direct ownership of real estate. These risks include, but are not limited to, a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages and changes in neighborhood values and appeal to purchasers. REITs may be affected by changes in the values of the underlying properties that they own or operate and could fail to qualify for favorable tax or regulatory treatment. REITs also are dependent upon specialized management skills, and their investments may be concentrated in relatively few properties, or in a small geographic area or a single property type. REITs rely heavily on cash flows and a variety of economic and other factors may adversely affect a lessee’s ability to meet its obligations to a REIT. Should a lessee default on their loan, the REIT may experience delays in enforcing its rights as a lessor and may incur substantial costs associated in protecting its investments.

Performance

The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund’s average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied from year to year and by showing how the Fund’s average annual total returns compared with a broad measure of market performance and additional indexes with characteristics relevant to the Fund.

Prior to January 26, 2016, the Predecessor Fund sought to correspond as closely as possible, before fees and expenses, to the price and yield performance of the Russell MidCap® Equal

Weight Index Total Return. The performance and average annual total returns shown for periods prior to January 26, 2016 would have differed had the Predecessor Fund’s current investment objective been in effect during those periods. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.

The Fund is the successor to the investment performance of the Predecessor Fund as a result of the reorganization of the Predecessor Fund into the Fund, which was consummated after the close of business on April 6, 2018. Accordingly, the performance information shown below for periods ending on or prior to April 6, 2018 is that of the Predecessor Fund. Updated performance information is available online at www.invesco.com/ETFs.

Annual Total Returns—Calendar Years

Best Quarter	Worst Quarter
13.03% (1st Quarter 2013)	(19.27)% (3rd Quarter 2011)

The return of the Fund for the year-to-date ending June 30, 2018 was 3.83%.

Average Annual Total Returns for the Periods Ended December 31, 2017

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

270

	1 Year	5 Years	Since Inception (12/03/10)
Return Before Taxes	13.47%	14.38%	12.80%
Return After Taxes on Distributions	12.88%	13.70%	12.18%
Return After Taxes on Distributions and Sale of Fund Shares	7.61%	11.19%	10.11%
S&P MidCap 400® Equal Weight Index (reflects no deduction for fees, expenses or taxes)	13.87%	14.43%	12.68%
Blended Invesco S&P MidCap 400® Equal Weight Index(1) (reflects no deduction for fees, expenses or taxes)	13.87%	14.89%	13.28%
S&P MidCap 400® Index (reflects no deduction for fees, expenses or taxes)	16.24%	15.01%	13.09%

(1)

The Blended Invesco S&P MidCap 400® Equal Weight Index reflects the performance of the Russell MidCap® Equal Weight Index prior to January 26, 2016, and the S&P MidCap 400® Equal Weight Index thereafter.

Management of the Fund

Investment Adviser. Invesco Capital Management LLC (the “Adviser”).

Portfolio Managers. The following individuals are responsible jointly and primarily for the day-to-day management of the Fund’s portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Director of Portfolio Management of the Adviser and Vice President of the Trust	April 2018
Michael Jeanette	Senior Portfolio Manager of the Adviser	April 2018
Jonathan Nixon	Portfolio Manager of the Adviser	April 2018
Tony Seisser	Portfolio Manager of the Adviser	April 2018

Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only with APs and only in large blocks of 50,000 Shares (each block of Shares is called a “Creation Unit”) or multiples thereof (“Creation Unit Aggregations”), generally in exchange for the deposit or delivery of a basket of securities. However, the Fund also reserves the right to permit or require Creation Units to be issued in exchange for cash. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.

Individual Shares may be purchased and sold only on a national securities exchange through brokers. Shares are listed for trading on NYSE Arca, Inc. and because the Shares trade at market prices rather than NAV, Shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).

Tax Information

The Fund’s distributions generally are taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from such account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund’s distributor or its related companies may pay the intermediary for certain Fund-related activities, including those that are designed to make the intermediary more knowledgeable about exchange traded products, such as the Fund, as well as for marketing, education or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s web-site for more information.

271

RFG	Invesco S&P MidCap 400® Pure Growth ETF

Summary Information

Investment Objective

The Invesco S&P MidCap 400® Pure Growth ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the S&P MidCap 400® Pure Growth Index (the “Underlying Index”).

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.35%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.35%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years	5 Years	10 Years
$36	$113	$197	$443

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the fiscal year ended October 31, 2017, the portfolio turnover rate of the Guggenheim S&P MidCap 400® Pure Growth ETF (the “Predecessor Fund”) was 81% of the average value of the portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations and redemptions. During the fiscal period November 1, 2017 to April 30, 2018, the portfolio turnover rate of the Predecessor Fund and the Fund was 70% of the average value of the portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations and redemptions.

Principal Investment Strategies

The Fund generally will invest at least 90% of its total assets in the securities that comprise the Underlying Index.

S&P Dow Jones Indices LLC (“S&P DJI” or the “Index Provider”) compiles, maintains and calculates the Underlying Index. The Underlying Index is comprised only those S&P MidCap 400® companies with strong growth characteristics as measured using three factors: three-year sales per share growth, three-year ratio of earnings per share change to price

272

per share, and momentum (12-month percentage price change) as selected by S&P DJI strictly in accordance with its guidelines and mandated procedures. As of June 30, 2018, the Underlying Index included 101 of the constituents that comprise the S&P MidCap 400®. As of June 30, 2018, the Underlying Index included companies with a capitalization range of $2.02 billion to $13.14 billion.

The Fund generally invests in all of the securities comprising the Underlying Index in proportion to their weightings in the Underlying Index.

The Fund is non-diversified and, therefore, is not required to meet certain diversification requirements under the Investment Company Act of 1940, as amended (the “1940 Act”).

Concentration Policy. The Fund will concentrate its investments (i.e., invest more than 25% of the value of its net assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries. As of April 30, 2018, the Fund had significant exposure to the information technology sector. The Fund’s portfolio holdings, and the extent to which it concentrates in any industry or group of industries, are likely to change over time.

Principal Risks of Investing in the Fund

The following summarizes the principal risks of the Fund.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Authorized Participant Concentration Risk. Only authorized participants (“APs”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that those APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities underlying the Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with processing creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units (as defined below), this may result in a significantly diminished trading market for Shares, which may be more likely to trade at a premium or discount to the Fund’s net asset value (“NAV”) and to face trading halts and/or delisting.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that the Fund holds. In addition, equity risk includes the risk that investor sentiment toward particular industries will become negative. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs, that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Growth Risk. The market values of “growth” securities may be more volatile than other types of investments. The returns on “growth” securities may or may not move in tandem with the returns on other styles of investing or the overall stock market. Thus, the value of the Fund’s investments will vary and at times may be lower than that of other types of investments.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, the Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming.

Industry Concentration Risk. In following its methodology, the Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the Underlying Index concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund faces more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or sector may be out of favor and underperform other industries or the market as a whole.

Information Technology Sector Risk. Factors such as the failure to obtain, or delays in obtaining, financing or regulatory approval, intense competition, product compatibility, consumer preferences, corporate capital expenditure, rapid obsolescence, competition from alternative technologies, and research and development of new products may significantly affect the market value of securities of issuers in the information technology sector.

Issuer-Specific Changes Risk. The value of an individual security or particular type of security may be more volatile than the market

273

as a whole and may perform differently from the value of the market as a whole.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund’s NAV.

Mid-Capitalization Company Risk. Investing in securities of mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often mid-capitalization companies and the industries in which they focus are still evolving, and, as a result, they may be more sensitive to changing market conditions.

Non-Correlation Risk. The Fund’s return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Non-Diversified Fund Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.

Performance

The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund’s average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied from year to year and by showing how the Fund’s average annual total returns compared with a broad measure of market performance and an additional index with characteristics relevant to the Fund. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.

The Fund is the successor to the investment performance of the Predecessor Fund as a result of the reorganization of the Predecessor Fund into the Fund, which was consummated after the close of business on April 6, 2018. Accordingly, the performance information shown below for periods ending on or prior to April 6, 2018 is that of the Predecessor Fund. Updated performance information is available online at www.invesco.com/ETFs.

Annual Total Returns—Calendar Years

Best Quarter	Worst Quarter
27.02% (2nd Quarter 2009)	(25.18)% (4th Quarter 2008)

The return of the Fund for the year-to-date ending June 30, 2018 was 5.00%.

Average Annual Total Returns for the Periods Ended December 31, 2017

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	1 Year	5 Years	10 Years
Return Before Taxes	20.34%	11.69%	10.98%
Return After Taxes on Distributions	19.96%	11.39%	10.79%
Return After Taxes on Distributions and Sale of Fund Shares	11.49%	9.17%	9.02%
S&P MidCap 400® Pure Growth Index (reflects no deduction for fees, expenses or taxes)	20.77%	12.04%	11.34%
S&P MidCap 400® Growth Index(1) (reflects no deduction for fees, expenses or taxes)	19.92%	14.93%	10.35%
S&P 500® Index(1) (reflects no deduction for fees, expenses or taxes)	21.83%	15.79%	8.50%

(1)

The Fund has elected to use the S&P MidCap 400® Growth Index to represent its broad-based index rather than the S&P 500® Index because the S&P MidCap 400® Growth Index more closely reflects the performance of the types of securities in which the Fund invests.

Management of the Fund

Investment Adviser. Invesco Capital Management LLC (the “Adviser”).

274

Portfolio Managers. The following individuals are responsible jointly and primarily for the day-to-day management of the Fund’s portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Director of Portfolio Management of the Adviser and Vice President of the Trust	April 2018
Michael Jeanette	Senior Portfolio Manager of the Adviser	April 2018
Jonathan Nixon	Portfolio Manager of the Adviser	April 2018
Tony Seisser	Portfolio Manager of the Adviser	April 2018

Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only with APs and only in large blocks of 50,000 Shares (each block of Shares is called a “Creation Unit”) or multiples thereof (“Creation Unit Aggregations”), generally in exchange for the deposit or delivery of a basket of securities. However, the Fund also reserves the right to permit or require Creation Units to be issued in exchange for cash. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.

Individual Shares may be purchased and sold only on a national securities exchange through brokers. Shares are listed for trading on NYSE Arca, Inc. and because the Shares trade at market prices rather than NAV, Shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).

Tax Information

The Fund’s distributions generally are taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from such account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund’s distributor or its related companies may pay the intermediary for certain Fund-related activities, including those that are designed to make the intermediary more knowledgeable about exchange traded products, such as the Fund, as well as for marketing, education or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s web-site for more information.

275

RFV	Invesco S&P MidCap 400® Pure Value ETF

Summary Information

Investment Objective

The Invesco S&P MidCap 400® Pure Value ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the S&P MidCap 400® Pure Value Index (the “Underlying Index”).

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.35%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.35%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years	5 Years	10 Years
$36	$113	$197	$443

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the fiscal year ended October 31, 2017, the portfolio turnover rate of the Guggenheim S&P MidCap 400® Pure Value ETF (the “Predecessor Fund”) was 76% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result in-kind creations and redemptions. During the fiscal period November 1, 2017 to April 30, 2018, the portfolio turnover rate of the Predecessor Fund and the Fund was 44% of the average value of the portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations and redemptions.

Principal Investment Strategies

The Fund generally will invest at least 90% of its total assets in the securities that comprise the Underlying Index.

S&P Dow Jones Indices LLC (“S&P DJI” or the “Index Provider”) compiles, maintains and calculates the Underlying Index. The Underlying Index is comprised only of those S&P MidCap 400® companies with strong value characteristics as measured using three factors: book to value price ratio, earnings to price ratio, and sales to price ratio as selected by S&P

276

DJI, strictly in accordance with its guidelines and mandated procedures. As of June 30, 2018, the Underlying Index included 87 of the constituents that comprise the S&P MidCap 400®. As of June 30, 2018, the Underlying Index included companies with capitalizations ranging from $1.1 billion to $9.55 billion.

The Fund generally invests in all of the securities comprising the Underlying Index in proportion to their weightings in the Underlying Index.

The Fund is non-diversified and, therefore, is not required to meet certain diversification requirements under the Investment Company Act of 1940, as amended (the “1940 Act”).

Concentration Policy. The Fund will concentrate its investments (i.e., invest more than 25% of the value of its net assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.

Principal Risks of Investing in the Fund

The following summarizes the principal risks of the Fund.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Authorized Participant Concentration Risk. Only authorized participants (“APs”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that those APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities underlying the Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with processing creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units (as defined below), this may result in a significantly diminished trading market for Shares, which may be more likely to trade at a premium or discount to the Fund’s net asset value (“NAV”) and to face trading halts and/or delisting.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that the Fund holds. In addition, equity risk includes the risk that investor sentiment toward particular industries will become negative. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs, that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, the Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming.

Industry Concentration Risk. In following its methodology, the Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or sector. To the extent that the Underlying Index concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund faces more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or sector may be out of favor and underperform other industries or the market as a whole.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund’s NAV.

Mid-Capitalization Securities Risk. The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Securities of medium-capitalization companies may experience more price volatility, greater spreads between their bid and ask prices, lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies.

277

Non-Correlation Risk. The Fund’s return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Non-Diversified Fund Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.

Value Stocks Risk. Value stocks are subject to the risk that the intrinsic value of the stock may never be realized by the market or that the price goes down.

Performance

The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund’s average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied from year to year and by showing how the Fund’s average annual total returns compared with a broad measure of market performance and an additional index with characteristics relevant to the Fund. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.

The Fund is the successor to the investment performance of the Predecessor Fund as a result of the reorganization of the Predecessor Fund into the Fund, which was consummated after the close of business on April 6, 2018. Accordingly, the performance information shown below for periods ending on or prior to April 6, 2018 is that of the Predecessor Fund. Updated performance information is available online at www.invesco.com/ETFs.

Annual Total Returns—Calendar Years

Best Quarter	Worst Quarter
39.27% (2nd Quarter 2009)	(34.51)% (4th Quarter 2008)

The return of the Fund for the year-to-date ending June 30, 2018 was 1.40%.

Average Annual Total Returns for the Periods Ended December 31, 2017

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	1 Year	5 Years	10 Years
Return Before Taxes	14.79%	14.95%	9.60%
Return After Taxes on Distributions	14.04%	14.33%	8.93%
Return After Taxes on Distributions and Sale of Fund Shares	8.33%	11.70%	7.48%
S&P MidCap 400® Pure Value Index Total Return (reflects no deduction for fees, expenses or taxes)	15.12%	15.35%	10.07%
S&P MidCap 400® Value Index(1) (reflects no deduction for fees, expenses or taxes)	12.32%	14.83%	9.46%
S&P 500® Index Total Return(1) (reflects no deduction for fees, expenses or taxes)	21.83%	15.79%	8.50%

(1)

The Fund has elected to use the S&P MidCap 400® Value Index to represent its broad-based index rather than the S&P 500® Index Total Return because the S&P MidCap 400® Value Index more closely reflects the performance of the types of securities in which the Fund invests.

Management of the Fund

Investment Adviser. Invesco Capital Management LLC (the “Adviser”).

278

Portfolio Managers. The following individuals are responsible jointly and primarily for the day-to-day management of the Fund’s portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Director of Portfolio Management of the Adviser and Vice President of the Trust	April 2018
Michael Jeanette	Senior Portfolio Manager of the Adviser	April 2018
Jonathan Nixon	Portfolio Manager of the Adviser	April 2018
Tony Seisser	Portfolio Manager of the Adviser	April 2018

Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only with APs and only in large blocks of 50,000 Shares (each block of Shares is called a “Creation Unit”) or multiples thereof (“Creation Unit Aggregations”), generally in exchange for the deposit or delivery of a basket of securities. However, the Fund also reserves the right to permit or require Creation Units to be issued in exchange for cash. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.

Individual Shares may be purchased and sold only on a national securities exchange through brokers. Shares are listed for trading on the NYSE Arca, Inc. and because the Shares trade at market prices rather than NAV, Shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).

Tax Information

The Fund’s distributions generally are taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from such account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund’s distributor or its related companies may pay the intermediary for certain Fund-related activities, including those that are designed to make the intermediary more knowledgeable about exchange traded products, such as the Fund, as well as for marketing, education or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s web-site for more information.

279

EWSC	Invesco S&P SmallCap 600® Equal Weight ETF

Summary Information

Investment Objective

The Invesco S&P SmallCap 600® Equal Weight ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the S&P SmallCap 600® Equal Weight Index (the “Underlying Index”).

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.40%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.40%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years	5 Years	10 Years
$41	$128	$224	$505

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the fiscal year ended October 31, 2017, the portfolio turnover rate of the Guggenheim S&P SmallCap 600® Equal Weight ETF (the “Predecessor Fund”) was 24% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations and redemptions. During the fiscal period November 1, 2017 to April 30, 2018, the portfolio turnover rate of the Predecessor Fund and the Fund was 10% of the average value of the portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations and redemptions.

Principal Investment Strategies

The Fund generally will invest at least 90% of its total assets in the securities that comprise the Underlying Index. The Underlying Index is an equal-weighted version of the S&P SmallCap 600® Index.

S&P Dow Jones Indices LLC (“S&P DJI” or the “Index Provider”) compiles, maintains and calculates the Underlying Index, which consists of U.S. common equities listed on the

280

New York Stock Exchanges (including NYSE Arca and NYSE American and NASDAQ), and also may include equity interests in real estate investment trusts (“REITs”) and business development companies (“BDCs”). As of June 30, 2018, the Underlying Index included small-capitalization companies with capitalizations ranging from $103 million to $4.65 billion comprised of 601 constituents.

Unlike the S&P SmallCap 600® Index, which employs a market capitalization weighted methodology, the Underlying Index is equally weighted, meaning that the Index Provider assigns each component security the same weight in the Underlying Index.

The Fund generally invests in all of the securities comprising the Underlying Index in proportion to their weightings in the Underlying Index.

The Fund is non-diversified and, therefore, is not required to meet certain diversification requirements under the Investment Company Act of 1940, as amended (the “1940 Act”).

Concentration Policy. The Fund will concentrate its investments (i.e., invest more than 25% of the value of its net assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.

Principal Risks of Investing in the Fund

The following summarizes the principal risks of the Fund.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Authorized Participant Concentration Risk. Only authorized participants (“APs”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that those APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities underlying the Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with processing creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units (as defined below), this may result in a significantly diminished trading market for Shares, which may be more likely to trade at a premium or discount to the Fund’s net asset value (“NAV”) and to face trading halts and/or delisting.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that the Fund holds. In addition, equity risk includes the risk that investor sentiment toward particular industries will become negative. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs, that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, the Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming.

Industry Concentration Risk. In following its methodology, the Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or sector. To the extent that the Underlying Index concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund faces more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or sector may be out of favor and underperform other industries or the market as a whole.

Investments in BDCs Risk. Investments in BDCs may be subject to certain inherent risks. BDCs, generally invest in less mature private companies, which involve greater risk than well-established, publicly-traded companies. The 1940 Act imposes certain restraints upon the operations of a BDC and these limitations may prohibit the way that the BDC raises capital.

Issuer-Specific Changes Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index.

281

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund’s NAV.

Non-Correlation Risk. The Fund’s return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Non-Diversified Fund Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.

REIT Risk. In addition to the risks pertaining to real estate investments more generally, REITs are subject to additional risks. The value of a REIT can depend on the structure of and cash flow generated by the REIT. REITs whose investments are concentrated in a limited number or type of properties, investments or narrow geographic area are subject to the risks affecting those properties or areas to a greater extent than a REIT with less concentrated investments. REITs are also subject to certain requirements under federal tax law. In addition, REITs may have expenses, including advisory and administration expenses, and the Fund and its shareholders will incur its pro rata share of the underlying expenses.

Small- and Mid-Capitalization Company Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Performance

The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund’s average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied from year to year and by showing how the Fund’s average annual total returns compared with a broad measure of market performance and additional indexes with characteristics relevant to the Fund. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.

The Fund is the successor to the investment performance of the Predecessor Fund as a result of the reorganization of the Predecessor Fund into the Fund, which was consummated after the close of business on April 6, 2018. Accordingly, the performance information shown below for periods ending on or prior to April 6, 2018 is that of the Predecessor Fund. Updated performance information is available online at www.invesco.com/ETFs.

Annual Total Returns—Calendar Years

Best Quarter	Worst Quarter
14.89% (4th Quarter 2011)	(22.67)% (3rd Quarter 2011)

The return of the Fund for the year-to-date ending June 30, 2018 was 9.54%.

Average Annual Total Returns for the Periods Ended December 31, 2017

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	1 Year	5 Years	Since Inception (12/03/10)
Return Before Taxes	10.16%	11.80%	9.83%
Return After Taxes on Distributions	9.70%	11.34%	9.37%
Return After Taxes on Distributions and Sale of Fund Shares	5.73%	9.17%	7.68%
S&P SmallCap 600® Equal Weight Index (reflects no deduction for fees, expenses or taxes)	10.32%	14.97%	13.33%
Blended-S&P SmallCap 600® Equal Weight Index(1) (reflects no deduction for fees, expenses or taxes)	10.32%	12.24%	10.32%
S&P SmallCap 600® Index (reflects no deduction for fees, expenses or taxes)	13.24%	15.99%	14.18%

(1)

The Blended-S&P SmallCap 600® Equal Weight Index reflects the performance of the Russell 2000® Equal Weight Index Total Return prior to January 26, 2016 and the S&P SmallCap 600® Equal Weight Index thereafter.

282

Management of the Fund

Investment Adviser. Invesco Capital Management LLC (the “Adviser”).

Portfolio Managers. The following individuals are responsible jointly and primarily for the day-to-day management of the Fund’s portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Director of Portfolio Management of the Adviser and Vice President of the Trust	April 2018
Michael Jeanette	Senior Portfolio Manager of the Adviser	April 2018
Jonathan Nixon	Portfolio Manager of the Adviser	April 2018
Tony Seisser	Portfolio Manager of the Adviser	April 2018

Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only with APs and only in large blocks of 50,000 Shares (each block of Shares is called a “Creation Unit”) or multiples thereof (“Creation Unit Aggregations”), generally in exchange for the deposit or delivery of a basket of securities. However, the Fund also reserves the right to permit or require Creation Units to be issued in exchange for cash. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.

Individual Shares may be purchased and sold only on a national securities exchange through brokers. Shares are listed for trading on the NYSE Arca, Inc. and because the Shares trade at market prices rather than NAV, Shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).

Tax Information

The Fund’s distributions generally are taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from such account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund’s distributor or its related companies may pay the intermediary for certain Fund-related activities, including those that are designed to make the intermediary more knowledgeable about exchange traded products, such as the Fund, as well as for marketing, education or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s web-site for more information.

283

RZG	Invesco S&P SmallCap 600® Pure Growth ETF

Summary Information

Investment Objective

The Invesco S&P SmallCap 600® Pure Growth ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the S&P SmallCap 600® Pure Growth Index (the “Underlying Index”).

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.35%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.35%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years	5 Years	10 Years
$36	$113	$197	$443

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the fiscal year ended October 31, 2017, the portfolio turnover rate of the Guggenheim S&P SmallCap 600® Pure Growth ETF (the “Predecessor Fund”) was 70% of the average value of the portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations and redemptions. During the fiscal period November 1, 2017 to April 30, 2018, the portfolio turnover rate of the Predecessor Fund and the Fund was 56% of the average value of the portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations and redemptions.

Principal Investment Strategies

The Fund generally will invest at least 90% of its total assets in the securities that comprise the Underlying Index.

Strictly in accordance with its guidelines and mandated procedures, S&P Dow Jones Indices LLC (“S&P DJI” or the “Index Providers”), compiles, maintains and calculates the Underlying Index, which is comprised of those S&P SmallCap 600® companies with strong

284

growth characteristics selected by S&P DJI. As of June 30, 2018, the Underlying Index included 140 of the constituents that comprise the S&P SmallCap 600®. As of June 30, 2018, the Underlying Index included companies with a capitalization range of $528 million to $4.54 billion.

The Fund generally invests in all of the securities comprising the Underlying Index in proportion to their weightings in the Underlying Index.

The Fund is non-diversified and, therefore, is not required to meet certain diversification requirements under the Investment Company Act of 1940, as amended (the “1940 Act”).

Concentration Policy. The Fund will concentrate its investments (i.e., invest more than 25% of the value of its net assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries. As of April 30, 2018, the Fund had significant exposure to the health care sector. The Fund’s portfolio holdings, and the extent to which it concentrates in any industry or group of industries, are likely to change over time.

Principal Risks of Investing in the Fund

The following summarizes the principal risks of the Fund.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Authorized Participant Concentration Risk. Only authorized participants (“APs”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that those APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities underlying the Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with processing creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units (as defined below), this may result in a significantly diminished trading market for Shares, which may be more likely to trade at a premium or discount to the Fund’s net asset value (“NAV”) and to face trading halts and/or delisting.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that the Fund holds.

In addition, equity risk includes the risk that investor sentiment toward particular industries will become negative. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs, that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Growth Risk. The market values of “growth” securities may be more volatile than other types of investments. The returns on “growth” securities may or may not move in tandem with the returns on other styles of investing or the overall stock market. Thus, the value of the Fund’s investments will vary and at times may be lower than that of other types of investments.

Health Care Sector Risk. Factors such as extensive government regulation, restrictions on government reimbursement for medical expenses, rising costs of medical products, services and facilities, pricing pressure, an increased emphasis on outpatient services, limited number of products, industry innovation, costs associated with obtaining and protecting patents, product liability and other claims, changes in technologies and other market developments can affect companies in the health care sector.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, the Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming.

Industry Concentration Risk. In following its methodology, the Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or sector. To the extent that the Underlying Index concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund faces more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or sector may be out of favor and underperform other industries or the market as a whole.

Issuer-Specific Changes Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

285

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund’s NAV.

Non-Correlation Risk. The Fund’s return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Non-Diversified Fund Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.

Small- and Mid-Capitalization Company Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Performance

The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund’s average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied from year to year and by showing how the Fund’s average annual total returns compared with a broad measure of market performance and an additional index with characteristics relevant to the Fund. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.

The Fund is the successor to the investment performance of the Predecessor Fund as a result of the reorganization of the Predecessor Fund into the Fund, which was consummated after the close of business on April 6, 2018. Accordingly, the performance information shown below for periods ending on or prior to April 6, 2018 is that of the Predecessor Fund. Updated performance information is available online at www.invesco.com/ETFs.

Annual Total Returns—Calendar Years

Best Quarter	Worst Quarter
29.48% (2nd Quarter 2009)	(26.10)% (4th Quarter 2008)

The return of the Fund for the year-to-date ending June 30, 2018 was 11.87%.

Average Annual Total Returns for the Periods Ended December 31, 2017

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	1 Year	5 Years	10 Years
Return Before Taxes	17.86%	15.85%	11.27%
Return After Taxes on Distributions	17.62%	15.58%	11.06%
Return After Taxes on Distributions and Sale of Fund Shares	10.11%	12.67%	9.26%
S&P SmallCap 600® Pure Growth Index (reflects no deduction for fees, expenses or taxes)	18.19%	16.16%	11.55%
S&P SmallCap 600® Growth Index(1) (reflects no deduction for fees, expenses or taxes)	14.79%	16.39%	10.82%
S&P 500® Index(1) (reflects no deduction for fees, expenses or taxes)	21.83%	15.79%	8.50%

(1)

The Fund has elected to use the S&P SmallCap 600® Growth Index to represent its broad-based index rather than the S&P 500® Index because the S&P SmallCap 600® Growth Index more closely reflects the performance of the types of securities in which the Fund invests.

Management of the Fund

Investment Adviser. Invesco Capital Management LLC (the “Adviser”).

286

Portfolio Managers. The following individuals are responsible jointly and primarily for the day-to-day management of the Fund’s portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Director of Portfolio Management of the Adviser and Vice President of the Trust	April 2018
Michael Jeanette	Senior Portfolio Manager of the Adviser	April 2018
Jonathan Nixon	Portfolio Manager of the Adviser	April 2018
Tony Seisser	Portfolio Manager of the Adviser	April 2018

Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only with APs and only in large blocks of 50,000 Shares (each block of Shares is called a “Creation Unit”) or multiples thereof (“Creation Unit Aggregations”), generally in exchange for the deposit or delivery of a basket of securities. However, the Fund also reserves the right to permit or require Creation Units to be issued in exchange for cash. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.

Individual Shares may be purchased and sold only on a national securities exchange through brokers. Shares are listed for trading on the NYSE Arca, Inc. and because the Shares trade at market prices rather than NAV, Shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).

Tax Information

The Fund’s distributions generally are taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from such account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund’s distributor or its related companies may pay the intermediary for certain Fund-related activities, including those that are designed to make the intermediary more knowledgeable about exchange traded products, such as the Fund, as well as for marketing, education or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s web-site for more information.

287

RZV	Invesco S&P SmallCap 600® Pure Value ETF

Summary Information

Investment Objective

The Invesco S&P SmallCap 600® Pure Value ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the S&P SmallCap 600® Pure Value Index (the “Underlying Index”).

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.35%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.35%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years	5 Years	10 Years
$36	$113	$197	$443

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the fiscal year ended October 31, 2017, the portfolio turnover rate of the Guggenheim S&P SmallCap 600® Pure Value ETF (the “Predecessor Fund”) was 68% of the average value of the portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations and redemptions. During the fiscal period November 1, 2017 to April 30, 2018, the portfolio turnover rate of the Predecessor Fund and the Fund was 48% of the average value of the portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations and redemptions.

Principal Investment Strategies

The Fund generally will invest at least 90% of its total assets in the securities that comprise the Underlying Index.

Strictly in accordance with its guidelines and mandated procedures, S&P Dow Jones Indices LLC (“S&P DJI”) or the Index Providers”), compiles, maintains and calculates the Underlying Index, which is comprised of those S&P SmallCap 600® companies with strong

288

value characteristics selected by S&P DJI. As of June 30, 2018, the Underlying Index included 165 of the constituents that comprise the S&P SmallCap 600®. As of June 30, 2018, the Underlying Index included companies with a capitalization range of $103.14 million to $4.17 billion.

The Fund generally invests in all of the securities comprising the Underlying Index in proportion to their weightings in the Underlying Index.

The Fund is non-diversified and, therefore, is not required to meet certain diversification requirements under the Investment Company Act of 1940, as amended (the “1940 Act”).

Concentration Policy. The Fund will concentrate its investments (i.e., invest more than 25% of the value of its net assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries. As of April 30, 2018, the Fund had significant exposure to the consumer discretionary sector. The Fund’s portfolio holdings, and the extent to which it concentrates in any industry or group of industries, are likely to change over time.

Principal Risks of Investing in the Fund

The following summarizes the principal risks of the Fund.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Authorized Participant Concentration Risk. Only authorized participants (“APs”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that those APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities underlying the Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with processing creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units (as defined below), this may result in a significantly diminished trading market for Shares, which may be more likely to trade at a premium or discount to the Fund’s net asset value (“NAV”) and to face trading halts and/or delisting. This risk may be heightened for the Fund because it invests in non-U.S. securities, which may have lower trading volumes.

Consumer Discretionary Sector Risk. Companies engaged in the consumer discretionary sector are affected by fluctuations in supply and demand and changes in consumer preferences. Changes in consumer spending as a result of world events, political and economic conditions, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources and labor relations also may adversely affect these companies.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that the Fund holds. In addition, equity risk includes the risk that investor sentiment toward particular industries will become negative. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs, that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, the Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming.

Industry Concentration Risk. In following its methodology, the Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or sector. To the extent that the Underlying Index concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund faces more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or sector may be out of favor and underperform other industries or the market as a whole.

Issuer-Specific Changes Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index.

289

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund’s NAV.

Non-Correlation Risk. The Fund’s return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Non-Diversified Fund Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.

Small- and Mid-Capitalization Company Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Value Risk. “Value” securities are subject to the risk that the valuations never improve or that the returns on “value” securities are less than returns on other styles of investing or the overall stock market. Thus, the value of the Fund’s investments will vary and, at times, may be lower than that of other types of investments.

Performance

The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund’s average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied from year to year and by showing how the Fund’s average annual total returns compared with a broad measure of market performance and additional indexes with characteristics relevant to the Fund. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.

The Fund is the successor to the investment performance of the Predecessor Fund as a result of the reorganization of the Predecessor Fund into the Fund, which was consummated after the close of business on April 6, 2018. Accordingly, the performance information shown below for periods ending on or prior to April 6, 2018 is that of the Predecessor Fund. Updated performance information is available online at www.invesco.com/ETFs.

Annual Total Returns—Calendar Years

Best Quarter	Worst Quarter
75.37% (2nd Quarter 2009)	(37.39)% (4th Quarter 2008)

The return of the Fund for the year-to-date ending June 30, 2018 was 6.65%.

Average Annual Total Returns for the Periods Ended December 31, 2017

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	1 Year	5 Years	10 Years
Return Before Taxes	1.11%	12.00%	9.27%
Return After Taxes on Distributions	0.64%	11.59%	8.84%
Return After Taxes on Distributions and Sale of Fund Shares	0.61%	9.37%	7.36%
S&P SmallCap 600® Pure Value Index (reflects no deduction for fees, expenses or taxes)	1.29%	12.32%	9.50%
S&P SmallCap 600® Value Index(1) (reflects no deduction for fees, expenses or taxes)	11.51%	15.52%	9.99%
S&P 500® Index(1) (reflects no deduction for fees, expenses or taxes)	21.83%	15.79%	8.50%

(1)

The Fund has elected to use the S&P SmallCap 600® Value Index to represent its broad-based index rather than the S&P 500® Index because the S&P SmallCap 600® Value Index more closely reflects the performance of the types of securities in which the Fund invests.

Management of the Fund

Investment Adviser. Invesco Capital Management LLC (the “Adviser”).

290

Portfolio Managers. The following individuals are responsible jointly and primarily for the day-to-day management of the Fund’s portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Director of Portfolio Management of the Adviser and Vice President of the Trust	April 2018
Michael Jeanette	Senior Portfolio Manager of the Adviser	April 2018
Jonathan Nixon	Portfolio Manager of the Adviser	April 2018
Tony Seisser	Portfolio Manager of the Adviser	April 2018

Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only with APs and only in large blocks of 50,000 Shares (each block of Shares is called a “Creation Unit”) or multiples thereof (“Creation Unit Aggregations”), generally in exchange for the deposit or delivery of a basket of securities. However, the Fund also reserves the right to permit or require Creation Units to be issued in exchange for cash. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.

Individual Shares may be purchased and sold only on a national securities exchange through brokers. Shares are listed for trading on the NYSE Arca, Inc. and because the Shares trade at market prices rather than NAV, Shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).

Tax Information

The Fund’s distributions generally are taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from such account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund’s distributor or its related companies may pay the intermediary for certain Fund-related activities, including those that are designed to make the intermediary more knowledgeable about exchange traded products, such as the Fund, as well as for marketing, education or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s web-site for more information.

291

CSD	Invesco S&P Spin-Off ETF

Summary Information

Investment Objective

The Invesco S&P Spin-Off ETF (the “Fund”) seeks to track the investment results (before the Fund’s fees and expenses) of the S&P U.S. Spin-Off Index (the “Underlying Index”).

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%
Other Expenses	0.15%
Total Annual Fund Operating Expenses	0.65%
Fee Waivers and Expense Assumption(1)(2)	0.01%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	0.64%

(1)

Invesco Capital Management LLC (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes, Acquired Fund Fees and Expenses, if applicable, and extraordinary expenses) from exceeding 0.60% of the Fund’s average daily net assets per year (the “Expense Cap”) through at least April 6, 2020, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The fees waived and/or expenses borne by the Adviser are subject to recapture by the Adviser up to three years from the date the fees were waived or the expenses were incurred, but no recapture payment will be made by the Fund if it would result in the Fund exceeding (i) the Expense Cap or (ii) the expense cap in effect at the time the fees and/or expenses subject to recapture were waived and/or borne by the Adviser.

(2)

The Adviser further agrees to reimburse the Fund in the amount equal to the licensing fees that the Fund pays that cause the Fund’s operating expenses (excluding interest expenses, offering costs, brokerage commissions and other trading expenses, taxes, Acquired Fund Fees and Expenses and extraordinary expenses) to exceed 0.64% through at least April 6, 2020.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption in the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years	5 Years	10 Years
$65	$206	$360	$808

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the fiscal year ended August 31, 2017, the portfolio turnover rate of the Guggenheim

292

S&P Spin-Off ETF (the “Predecessor Fund”) was 44% of the average value of the portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations and redemptions. During the fiscal period September 1, 2017 to April 30, 2018, the portfolio turnover rate of the Predecessor Fund and the Fund was 24% of the average value of the portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations and redemptions.

Principal Investment Strategies

The Fund generally will invest at least 90% of its total assets in the securities that comprise the Underlying Index.

The Underlying Index is designed to measure the performance of U.S. companies that have been spun off from larger corporations within the past four years. The Underlying Index is comprised of equity securities of U.S. companies added to the S&P U. S. BMI, a country sub-index of the S&P Global BMI, that have been spun off and have a float-adjusted market capitalization of at least $1 billion. S&P Dow Jones Indices LLC (“S&P DJI” or the “Index Provider”) defines a spin-off company as any company resulting from one of the following events:

•	Spin-off. A spin-off occurs when a company divests distribution of shares of a subsidiary or division to create a new, independent company.

•	Carve-out. The sale by a parent company of a percentage of the equity of a subsidiary to public shareholders.

•

Split-off. The distribution of shares of a subsidiary company by its parent company to parent company shareholders that elect to redeem their shares in the parent company in return for shares of the subsidiary company.

As of June 30, 2018, the Underlying Index was comprised of 55 securities. As of June 30, 2018, the Underlying Index included companies with a capitalization range of $401.36 million to $98.87 billion.

The Fund generally invests in all of the securities comprising the Underlying Index in proportion to their weightings in the Underlying Index.

The Fund is “non-diversified” and therefore is not required to meet certain diversification requirements under the Investment Company Act of 1940, as amended (the “1940 Act”).

Concentration Policy. The Fund will concentrate its investments (i.e., invest more than 25% of the value of its net assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries. As of April 30, 2018, the Fund had significant exposure to the information technology sector. The Fund’s portfolio holdings, and the extent to which it concentrates in any industry or group of industries, are likely to change over time.

Principal Risks of Investing in the Fund

The following summarizes the principal risks of the Fund.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Authorized Participant Concentration Risk. Only authorized participants (“APs”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that those APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities underlying the Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with processing creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units (as defined below), this may result in a significantly diminished trading market for Shares, which may be more likely to trade at a premium or discount to the Fund’s net asset value (“NAV”) and to face trading halts and/or delisting.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that the Fund holds. In addition, equity risk includes the risk that investor sentiment toward particular industries will become negative. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs, that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, the Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming.

Industry Concentration Risk. In following its methodology, the Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or sector. To the extent that the Underlying Index concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments

293

in an industry or sector, the Fund faces more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or sector may be out of favor and underperform other industries or the market as a whole.

Information Technology Sector Risk. Factors such as the failure to obtain, or delays in obtaining, financing or regulatory approval, intense competition, product compatibility, consumer preferences, corporate capital expenditure, rapid obsolescence, competition from alternative technologies, and research and development of new products may significantly affect the market value of securities of issuers in the information technology sector.

Issuer-Specific Changes Risk. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund’s NAV.

Non-Correlation Risk. The Fund’s return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Non-Diversified Fund Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.

Small- and Mid-Capitalization Company Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Performance

The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund’s average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied from year to year and by showing how the Fund’s average annual total returns compared with a broad measure of market performance and additional indexes with characteristics relevant to the Fund.

The Fund’s performance reflects fee waivers, absent which performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Predecessor Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.

The Fund is the successor to the investment performance of the Predecessor Fund as a result of the reorganization of the Predecessor Fund into the Fund, which was consummated after the close of business on April 6, 2018. Accordingly, the performance information shown below for periods ending on or prior to April 6, 2018 is that of the Predecessor Fund. Updated performance information is available online at www.invesco.com/ETFs.

Annual Total Returns—Calendar Years

Best Quarter	Worst Quarter
26.85% (3rd Quarter 2009)	(33.42)% (4th Quarter 2008)

The return of the Fund for the year-to-date ending June 30, 2018 was 3.89%.

Average Annual Total Returns for the Periods Ended December 31, 2017

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to

294

investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	1 Year	5 Years	10 Years
Return Before Taxes	20.79%	13.40%	8.32%
Return After Taxes on Distributions	20.48%	12.76%	7.76%
Return After Taxes on Distributions and Sale of Fund Shares	11.77%	10.40%	6.45%
S&P U.S. Spin-Off Index(1) (reflects no deduction for fees, expenses or taxes)	21.40%	N/A	N/A
Blended-S&P Spin-Off Index(2) (reflects no deduction for fees, expenses or taxes)	21.40%	13.90%	8.97%
Russell Midcap® Index (reflects no deduction for fees, expenses or taxes)	18.52%	14.96%	9.11%

(1)	Prior to the commencement date of May 20, 2016, performance information for the S&P Spin-Off Index are not available.

(2)	The Blended-S&P Spin-Off Index reflects the performance of the Beacon Spin-Off Index prior to May 20, 2016, and the S&P U.S. Spin-Off Index thereafter.

Management of the Fund

Investment Adviser. Invesco Capital Management LLC (the “Adviser”).

Portfolio Managers. The following individuals are responsible jointly and primarily for the day-to-day management of the Fund’s portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Director of Portfolio Management of the Adviser and Vice President of the Trust	April 2018
Michael Jeanette	Senior Portfolio Manager of the Adviser	April 2018
Jonathan Nixon	Portfolio Manager of the Adviser	April 2018
Tony Seisser	Portfolio Manager of the Adviser	April 2018

Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only with APs and only in large blocks of 50,000 Shares (each block of Shares is called a “Creation Unit”) or multiples thereof (“Creation Unit Aggregations”), generally in exchange for the deposit or delivery of a basket of securities. However, the Fund also reserves the right to permit or require Creation Units to be issued in exchange for cash. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.

Individual Shares may be purchased and sold only on a national securities exchange through brokers. Shares are listed for trading on the NYSE Arca, Inc. and because the Shares trade at market prices rather than NAV, Shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).

Tax Information

The Fund’s distributions generally are taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a

401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from such account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund’s distributor or its related companies may pay the intermediary for certain Fund-related activities, including those that are designed to make the intermediary more knowledgeable about exchange traded products, such as the Fund, as well as for marketing, education or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s web-site for more information.

295

PHO	Invesco Water Resources ETF

Summary Information

Investment Objective

The Invesco Water Resources ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the NASDAQ OMX US Water IndexSM (the “Underlying Index”).

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%
Other Expenses	0.12%
Total Annual Fund Operating Expenses	0.62%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years	5 Years	10 Years
$63	$199	$346	$774

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 23% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund’s in-kind creations and redemptions.

Principal Investment Strategies

The Fund generally will invest at least 90% of its total assets in securities of companies in the water industry that comprise the Underlying Index. The Underlying Index seeks to track the performance of U.S. exchange-listed companies that create products designed to conserve and purify water for homes, businesses and industries. The Underlying Index may include common stocks, ordinary shares, American depositary receipts (“ADRs”) and global depositary receipts (“GDRs”), shares of beneficial interest or limited partnership interests and tracking stocks. Nasdaq, Inc. (“Nasdaq” or the “Index Provider”) compiles the Underlying Index strictly in accordance with its guidelines and mandated procedures.

The Fund generally invests in all of the securities comprising its Underlying Index in proportion to their weightings in the Underlying Index. The Fund is “non-diversified” and therefore is not required to meet certain diversification requirements under the Investment Company Act of 1940, as amended.

296

Concentration Policy. The Fund will concentrate its investments (i.e., invest more than 25% of the value of its net assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries. As of April 30, 2018, the Fund had significant exposure to the machinery industry. The Fund’s portfolio holdings, and the extent to which it concentrates in any industry or group of industries, are likely to change over time.

Principal Risks of Investing in the Fund

The following summarizes the principal risks of the Fund.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

ADR and GDR Risk. ADRs are certificates that evidence ownership of shares of a foreign issuer and are alternatives to purchasing directly underlying foreign securities in their national markets and currencies. GDRs are certificates issued by an international bank that generally are traded and denominated in the currencies of countries other than the home country of the issuer of the underlying shares. ADRs and GDRs may be subject to certain of the risks associated with direct investments in the securities of foreign companies, such as currency, political, economic and market risks. Moreover, ADRs and GDRs may not track the price of the underlying foreign securities on which they are based, and their value may change materially at times when U.S. markets are not open for trading.

Authorized Participant Concentration Risk. Only authorized participants (“APs”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that those APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities underlying the Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with processing creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units (as defined below), this may result in a significantly diminished trading market for Shares, which may be more likely to trade at a premium or discount to the Fund’s net asset value (“NAV”) and to face trading halts and/or delisting. This risk may be heightened for the Fund because it invests in non-U.S. securities, which may have lower trading volumes.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that the Fund holds. In addition, equity risk includes the risk that investor sentiment toward particular industries will become negative. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs, that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Foreign Securities Risk. Since the Underlying Index may include ADRs, the Fund’s investments involve risks of investing in foreign securities that are in addition to the risks associated with domestic securities. Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about these companies. Moreover, foreign companies are often subject to less stringent requirements regarding accounting, auditing, financial reporting and record-keeping than are U.S. companies, and therefore, not all material information regarding these companies will be available.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, the Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming.

Industry Concentration Risk. In following its methodology, the Underlying Index from time to time will be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the Underlying Index concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund faces more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or sector may be out of favor and underperform other industries or the market as a whole.

Issuer-Specific Changes Risk. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

297

Machinery Industry Risk. The machinery industry (which includes companies that make machines for use in a range of sectors, including construction, agriculture, mining and energy) traditionally has been extremely cyclical and therefore susceptible to general economic trends. Additionally, the machinery industry can be significantly affected by changes in employment, interest rates, consumer sentiment and spending or other indicators of economic growth. Other factors can impact companies in the machinery industry, including: overall capital spending levels, which are influenced by an individual company’s profitability and broader factors such as interest rates and foreign competition; commodity prices; technical obsolescence; labor relations legislation; government regulation and spending; import controls; and worldwide competition. Machinery companies also can be adversely affected by liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund’s NAV.

Non-Correlation Risk. The Fund’s return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Non-Diversified Fund Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.

Small- and Mid-Capitalization Company Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Water Industry Risk. Adverse developments in the water industry may significantly affect the value of the Shares of the Fund. Companies involved in the water industry are subject to environmental considerations, taxes, government regulation, price and supply fluctuations, competition and water conservation.

Performance

The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund’s average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied from year to year and by showing how the Fund’s average annual total returns compared with a broad measure of market performance and an additional index with characteristics relevant to the Fund. The Fund’s performance reflects fee waivers, if any, absent which performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.invesco.com/ETFs.

Annual Total Returns—Calendar Years

The Fund’s year-to-date total return for the six months ended June 30, 2018 was 0.15%.

Best Quarter	Worst Quarter
22.20% (2nd Quarter 2009)	(22.23)% (3rd Quarter 2011)

Average Annual Total Returns for the Periods Ended December 31, 2017

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

298

	1 Year	5 Years	10 Years
Return Before Taxes	23.56%	8.42%	4.11%
Return After Taxes on Distributions	23.45%	8.28%	3.99%
Return After Taxes on Distributions and Sale of Fund Shares	13.41%	6.62%	3.24%
NASDAQ OMX US Water IndexSM(1) (reflects no deduction for fees, expenses or taxes)	24.22%	9.12%	N/A
Blended—NASDAQ OMX US Water IndexSM(2) (reflects no deduction for fees, expenses or taxes)	24.22%	9.12%	5.08%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	21.83%	15.79%	8.50%

(1)

Effective March 1, 2012, the Fund changed its underlying index from the Palisades Water Index to the NASDAQ OMX US Water IndexSM. Prior to the commencement date of July 27, 2011, performance for the NASDAQ OMX US Water IndexSM is not available.

(2)	The data shown as “Blended—NASDAQ OMX US Water IndexSM” is composed of the performance of the Palisades Water Index prior to March 1, 2012, and the NASDAQ OMX US Water IndexSM thereafter.

Management of the Fund

Investment Adviser. Invesco Capital Management LLC (the “Adviser”).

Portfolio Managers. The following individuals are responsible jointly and primarily for the day-to-day management of the Fund’s portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Director of Portfolio Management of the Adviser and Vice President of the Trust	June 2007
Michael Jeanette	Senior Portfolio Manager of the Adviser	August 2008
Tony Seisser	Portfolio Manager of the Adviser	August 2014
Jonathan Nixon	Portfolio Manager of the Adviser	February 2015

Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only with APs and only in large blocks of 50,000 Shares (each block of Shares is called a “Creation Unit”) or multiples thereof (“Creation Unit Aggregations”), generally in exchange for the deposit or delivery of a basket of securities. However, the Fund also reserves the right to permit or require Creation Units to be issued in exchange for cash. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.

Individual Shares may be purchased and sold only on a national securities exchange through brokers. Shares are listed for trading on The Nasdaq Stock Market and because the Shares will trade at market prices rather than NAV, Shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).

Tax Information

The Fund’s distributions generally are taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from such account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund’s distributor or its related companies may pay the intermediary for certain Fund-related activities, including those that are designed to make the intermediary more knowledgeable about exchange traded products, such as the Fund, as well as for marketing, education or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s web-site for more information.

299

PBW	Invesco WilderHill Clean Energy ETF

Summary Information

Investment Objective

The Invesco WilderHill Clean Energy ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the WilderHill Clean Energy Index (the “Underlying Index”).

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%
Other Expenses	0.27%
Total Annual Fund Operating Expenses	0.77%
Fee Waivers and Expense Assumption(1)	0.07%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	0.70%

(1)

Invesco Capital Management LLC (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, offering costs, sub-licensing fees, taxes, Acquired Fund Fees and Expenses, if applicable, and extraordinary expenses) from exceeding 0.60% of the Fund’s average daily net assets per year (the “Expense Cap”) until at least August 31, 2019, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The fees waived and/or expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fees were waived or the expenses were incurred, but no recapture payment will be made by the Fund if it would result in the Fund exceeding (i) the Expense Cap or (ii) the expense cap in effect at the time the fees and/or expenses subject to recapture were waived and/or borne by the Adviser.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption in the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years	5 Years	10 Years
$72	$239	$421	$948

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 43% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund’s in-kind creations and redemptions.

300

Principal Investment Strategies

The Fund generally will invest at least 90% of its total assets in common stocks of companies that comprise the Underlying Index. As of June 30, 2018, the Underlying Index was composed of the stocks of about 39 companies that are publicly traded companies in the United States that are engaged in the business of the advancement of cleaner energy and conservation. Strictly in accordance with its guidelines and mandated procedures, WilderShares (the “Index Provider”) includes stocks in the Underlying Index based on its evaluation that such companies will substantially benefit from a societal transition toward the use of cleaner energy and conservation. At its discretion, the Index Provider reviews the Underlying Index’s component stocks quarterly. The Fund generally invests in all of the securities comprising its Underlying Index in proportion to their weightings in the Underlying Index.

Concentration Policy. The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries. As of April 30, 2018, the Fund had significant exposure to the semiconductors and semiconductor equipment industries. The Fund’s portfolio holdings, and the extent to which it concentrates in any industry or group of industries, are likely to change over time.

Principal Risks of Investing in the Fund

The following summarizes the principal risks of the Fund.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Authorized Participant Concentration Risk. Only authorized participants (“APs”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that those APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities underlying the Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with processing creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units (as defined below), this may result in a significantly diminished trading market for Shares, which may be more likely to trade at a premium or discount to the Fund’s net asset value (“NAV”) and to face trading halts and/or delisting.

Clean Energy Industry Risk. Obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants and general economic conditions can significantly affect the clean energy industry. In addition, intense competition and legislation resulting in more strict government regulations and enforcement policies and specific expenditures for cleanup efforts can significantly affect the clean energy industry. Risks associated with hazardous materials, fluctuations in energy prices and supply and demand of alternative energy fuels, energy conservation, the success of exploration projects and tax and other government regulations can significantly affect this industry. Also, supply and demand for specific products or services, the supply and demand for oil and gas, the price of oil and gas, production spending, government regulation, world events and economic conditions may affect this industry. Currently, certain valuation methods used to value companies involved in the alternative power and power technology sectors, particularly those companies that have not yet traded publicly, have not been in widespread use for a significant period of time. As a result, the use of these valuation methods may serve to increase further the volatility of certain alternative power and power technology company share prices.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that the Fund holds. In addition, equity risk includes the risk that investor sentiment toward particular industries will become negative. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs, that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, the Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming.

Industry Concentration Risk. In following its methodology, the Underlying Index from time to time will be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the Underlying Index concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund faces more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical

301

market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or sector may be out of favor and underperform other industries or the market as a whole.

Issuer-Specific Changes Risk. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund’s NAV.

Non-Correlation Risk. The Fund’s return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Semiconductors & Semiconductor Equipment Industry Risk. Competitive pressures, intense competition, aggressive pricing, technological developments, changing demand, research and development costs, availability and price of components and product obsolescence can significantly affect the semiconductors & equipment industry.

Small- and Mid-Capitalization Company Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Performance

The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund’s average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied from year to year and by showing how the Fund’s average annual total returns compared with a broad measure of market performance and an additional index with characteristics relevant to the Fund. The Fund’s performance reflects fee waivers, if any, absent which performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.invesco.com/ETFs.

Annual Total Returns—Calendar Years

The Fund’s year-to-date total return for the six months ended June 30, 2018 was (0.72)%.

Best Quarter	Worst Quarter
30.56% (2nd Quarter 2009)	(41.88)% (4th Quarter 2008)

Average Annual Total Returns for the Periods Ended December 31, 2017

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	1 Year	5 Years	10 Years
Return Before Taxes	39.79%	6.52%	(14.28)%
Return After Taxes on Distributions	39.04%	5.65%	(14.74)%
Return After Taxes on Distributions and Sale of Fund Shares	22.59%	4.73%	(8.81)%
WilderHill Clean Energy Index (reflects no deduction for fees, expenses or taxes)	39.32%	5.13%	(15.12)%
NASDAQ Composite Index (Price Only) (reflects no deduction for fees, expenses or taxes, and reflects no dividends paid by the component companies of the index)	28.24%	17.98%	10.04%

Management of the Fund

Investment Adviser. Invesco Capital Management LLC (the “Adviser”).

302

Portfolio Managers. The following individuals are responsible jointly and primarily for the day-to-day management of the Fund’s portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Director of Portfolio Management of the Adviser and Vice President of the Trust	June 2007
Michael Jeanette	Senior Portfolio Manager of the Adviser	August 2008
Tony Seisser	Portfolio Manager of the Adviser	August 2014
Jonathan Nixon	Portfolio Manager of the Adviser	February 2015

Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only with APs and only in large blocks of 50,000 Shares (each block of Shares is called a “Creation Unit”) or multiples thereof (“Creation Unit Aggregations”), generally in exchange for the deposit or delivery of a basket of securities. However, the Fund also reserves the right to permit or require Creation Units to be issued in exchange for cash. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.

Individual Shares may be purchased and sold only on a national securities exchange through brokers. Shares are listed for trading on NYSE Arca, Inc. and because the Shares will trade at market prices rather than NAV, Shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).

Tax Information

The Fund’s distributions generally are taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from such account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund’s distributor or its related companies may pay the intermediary for certain Fund-related activities, including those that are designed to make the intermediary more knowledgeable about exchange traded products, such as the Fund, as well as for marketing, education or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s web-site for more information.

303

PUW	Invesco WilderHill Progressive Energy ETF

Summary Information

Investment Objective

The Invesco WilderHill Progressive Energy ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the WilderHill Progressive Energy Index (the “Underlying Index”).

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.50%
Other Expenses	0.55%
Total Annual Fund Operating Expenses	1.05%
Fee Waivers and Expense Assumption(1)	0.35%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	0.70%

(1)

Invesco Capital Management LLC (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes, Acquired Fund Fees and Expenses, if applicable, and extraordinary expenses) from exceeding 0.60% of the Fund’s average daily net assets per year (the “Expense Cap”) until at least August 31, 2019, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The fees waived and/or expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fees were waived or the expenses were incurred, but no recapture payment will be made by the Fund if it would result in the Fund exceeding (i) the Expense Cap or (ii) the expense cap in effect at the time the fees and/or expenses subject to recapture were waived and/or borne by the Adviser.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption in the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years	5 Years	10 Years
$72	$299	$545	$1,251

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 24% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund’s in-kind creations and redemptions.

304

Principal Investment Strategies

The Fund generally will invest at least 90% of its total assets in common stocks that comprise the Underlying Index. Strictly in accordance with its guidelines and mandated procedures, Progressive Energy Index LLC (“Progressive Energy Index” or the “Index Provider”) includes the companies in the Underlying Index pursuant to a proprietary selection methodology. As of June 30, 2018, the Underlying Index was composed of common stocks of 42 companies that are publicly traded in the United States and are engaged in a business or businesses that the Index Provider believes may substantially benefit from a societal shift toward the transitional energy technologies significant for reducing carbon dioxide, less-polluting use of fossil fuels, and improving energy efficiency. At its discretion, the Index Provider reviews the Underlying Index component stocks quarterly, or more often.

The Fund generally invests in all of the securities comprising its Underlying Index in proportion to their weightings in the Underlying Index.

Concentration Policy. The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.

Principal Risks of Investing in the Fund

The following summarizes the principal risks of the Fund.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Authorized Participant Concentration Risk. Only authorized participants (“APs”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that those APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities underlying the Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with processing creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units (as defined below), this may result in a significantly diminished trading market for Shares, which may be more likely to trade at a premium or discount to the Fund’s net asset value (“NAV”) and to face trading halts and/or delisting.

Energy Sector Risk. Changes in worldwide energy prices, exploration and production spending can significantly affect companies in the energy sector. Changes in government regulation, world events and economic conditions can affect these companies. In addition, these companies are at risk of civil liability from accidents resulting in injury, loss of life or property, pollution or other environmental damage claims and risk of loss from terrorism and natural disasters. Any such event could have serious consequences for the general population of the area affected and result in a material adverse impact on the Fund’s portfolio securities and the performance of the Fund. Commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources, development of alternative energy sources, technological developments and labor relations also could affect companies in this sector.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that the Fund holds. In addition, equity risk includes the risk that investor sentiment toward particular industries will become negative. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs, that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, the Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming.

Industry Concentration Risk. In following its methodology, the Underlying Index from time to time will be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the Underlying Index concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund faces more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or sector may be out of favor and underperform other industries or the market as a whole.

305

Issuer-Specific Changes Risk. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund’s NAV.

Non-Correlation Risk. The Fund’s return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Performance

The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund’s average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied from year to year and by showing how the Fund’s average annual total returns compared with a broad measure of market performance and an additional index with characteristics relevant to the Fund. The Fund’s performance reflects fee waivers, if any, absent which performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.invesco.com/ETFs.

Annual Total Returns—Calendar Years

The Fund’s year-to-date total return for the six months ended June 30, 2018 was (3.38)%.

Best Quarter	Worst Quarter
31.96% (2nd Quarter 2009)	(32.63)% (4th Quarter 2008)

Average Annual Total Returns for the Periods Ended December 31, 2017

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	1 Year	5 Years	10 Years
Return Before Taxes	5.11%	2.10%	(0.09)%
Return After Taxes on Distributions	4.92%	1.80%	(0.29)%
Return After Taxes on Distributions and Sale of Fund Shares	3.04%	1.58%	(0.07)%
WilderHill Progressive Energy Index (reflects no deduction for fees, expenses or taxes)	5.78%	2.59%	0.62%
NASDAQ Composite Index (Price Only) (reflects no deduction for fees, expenses or taxes, and reflects no dividends paid by the component companies of the index)	28.24%	17.98%	10.04%

Management of the Fund

Investment Adviser. Invesco Capital Management LLC (the “Adviser”).

306

Portfolio Managers. The following individuals are responsible jointly and primarily for the day-to-day management of the Fund’s portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Director of Portfolio Management of the Adviser and Vice President of the Trust	June 2007
Michael Jeanette	Senior Portfolio Manager of the Adviser	August 2008
Tony Seisser	Portfolio Manager of the Adviser	August 2014
Jonathan Nixon	Portfolio Manager of the Adviser	February 2015

Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only with APs and only in large blocks of 50,000 Shares (each block of Shares is called a “Creation Unit”) or multiples thereof (“Creation Unit Aggregations”), generally in exchange for the deposit or delivery of a basket of securities. However, the Fund also reserves the right to permit or require Creation Units to be issued in exchange for cash. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.

Individual Shares may be purchased and sold only on a national securities exchange through brokers. Shares are listed for trading on NYSE Arca, Inc. and because the Shares will trade at market prices rather than NAV, Shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).

Tax Information

The Fund’s distributions generally are taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from such account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund’s distributor or its related companies may pay the intermediary for certain Fund-related activities, including those that are designed to make the intermediary more knowledgeable about exchange traded products, such as the Fund, as well as for marketing, education or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s web-site for more information.

307

WMCR	Invesco Wilshire Micro-Cap ETF

Summary Information

Investment Objective

The Invesco Wilshire Micro-Cap ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the Wilshire US Micro-Cap IndexSM (the “Underlying Index”).

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%
Other Expenses	0.00%
Acquired Fund Fees and Expenses(1)	0.35%
Total Annual Fund Operating Expenses	0.85%

(1)

“Acquired Fund Fees and Expenses” are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table may differ from the ratio of expenses to average net assets included in the “Financial Highlights” section of this Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years	5 Years	10 Years
$87	$271	$471	$1,049

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the fiscal year ended August 31, 2017, the portfolio turnover rate of the Wilshire Micro-Cap ETF (the “Predecessor Fund”) was 48% of the average value of the portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations and redemptions. During the fiscal period September 1, 2017 to April 30, 2018, the portfolio turnover rate of the Predecessor Fund and the Fund was 25% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations and redemptions.

Principal Investment Strategies

The Fund generally will invest at least 90% of its total assets in the securities that comprise the Underlying Index. As of June 30, 2018, the Underlying Index was comprised

308

of 981 securities of micro-capitalization companies, including real estate investment trusts (“REITs”) and business development companies (“BDCs”), as defined by Wilshire Associates Incorporated (“Wilshire®” or the “Index Provider”). The Underlying Index is designed to represent the micro-cap market and is a subset of the Wilshire 5000 Total Market IndexSM (the “Wilshire 5000”). The Underlying Index represents a float-adjusted, market capitalization-weighted index of the issues ranked below 2,500 by market capitalization of the Wilshire 5,000. As of June 30, 2018, the market capitalization of the issues in the Underlying Index ranged from approximately $2 billion to under $1 million.

The Fund does not purchase all of the securities in the Underlying Index; instead, the Fund utilizes a “sampling” methodology to seek to achieve its investment objective.

The Fund is “non-diversified” and therefore is not required to meet certain diversification requirements under the Investment Company Act of 1940, as amended (the “1940 Act”).

Concentration Policy. The Fund will concentrate its investments (i.e., invest more than 25% of the value of its net assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries. As of April 30, 2018, the Fund had significant exposure to the financials sector. The Fund’s portfolio holdings, and the extent to which it concentrates in any industry or group of industries, are likely to change over time.

Principal Risks of Investing in the Fund

The following summarizes the principal risks of the Fund.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Authorized Participant Concentration Risk. Only authorized participants (“APs”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that those APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities underlying the Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with processing creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units (as defined below), this may result in a significantly diminished trading market for Shares, which may be more likely to trade at a premium or discount to the Fund’s net asset value (“NAV”) and to face trading halts and/or delisting.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole,

as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that the Fund holds. In addition, equity risk includes the risk that investor sentiment toward particular industries will become negative. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs, that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Financials Sector Risk. The market value of securities of issuers in the financial sector can be affected by factors such as adverse regulatory or economic occurrences affecting the financial sector, availability of credit, fluctuations in asset values, unstable interest rates, increased competition, continuing consolidations and development of new products and structures. Furthermore, increased government involvement in financial institutions, including measures such as taking ownership positions in such institutions, could result in a dilution in the value of the shares held by shareholders in such institutions.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, the Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming.

Industry Concentration Risk. In following its methodology, the Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or sector. To the extent that the Underlying Index concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund faces more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or sector may be out of favor and underperform other industries or the market as a whole.

Investments in BDCs Risk. Investments in BDCs may be subject to certain inherent risks. BDCs, generally invest in less mature private companies, which involve greater risk than well-established,

309

publicly-traded companies. The 1940 Act imposes certain restraints upon the operations of a BDC and these limitations may prohibit the way that the BDC raises capital.

Investment in Investment Companies Risk. Investing in other investment companies, including exchange-traded funds (“ETFs”), BDCs and closed-end funds, subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease or the portfolio becomes illiquid. Moreover, the Fund and its shareholders will incur its pro rata share of the underlying investment companies’ expenses, which will reduce the Fund’s performance, and the purchase of shares of some investment companies (in the case of closed-end investment companies) may sometimes require the payment of substantial premiums above the value of such companies’ portfolio securities or NAVs. In addition, investments by the Fund in another ETF or closed-end fund are subject to, among other risks, the risk that the ETF’s or closed end fund’s shares may trade at a discount or premium relative to the NAV of the shares and the listing exchange may halt trading of the ETF’s or closed-end fund’s shares.

Issuer-Specific Changes Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund’s NAV.

Micro Capitalization Company Risk. Investments in the securities of micro capitalization companies involve substantially greater risks of loss and price fluctuations than stocks with larger capitalization. Micro capitalization companies carry additional risks because their earnings and revenues tend to be less predictable (and some companies may experience significant losses), their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations. Micro capitalization companies may be newly formed or in the early stages of development, with limited product lines, markets or financial resources, and they may lack management depth. In addition, less public information may be available about these companies. The shares of micro capitalization companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the future ability to sell these securities. Also, the Fund may take a long time before it realizes a gain, if any, on an investment in a micro capitalization company.

Non-Correlation Risk. The Fund’s return may not match the return of the Underlying Index for a number of reasons. For example, the

Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Non-Diversified Fund Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.

REIT Risk. In addition to the risks pertaining to real estate investments more generally, REITs are subject to additional risks. The value of a REIT can depend on the structure of and cash flow generated by the REIT. REITs whose investments are concentrated in a limited number or type of properties, investments or narrow geographic area are subject to the risks affecting those properties or areas to a greater extent than a REIT with less concentrated investments. REITs are also subject to certain requirements under federal tax law. In addition, REITs may have expenses, including advisory and administration expenses, and the Fund and its shareholders will incur its pro rata share of the underlying expenses.

Sampling Risk. The Fund may use a representative sampling approach could result in it holding a smaller number of securities than are in the Underlying Index. As a result, an adverse development to an issuer of securities that the Fund holds could result in a greater decline in NAV than would be the case if the Fund held all of securities in the Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Small-Capitalization Securities Risk. Certain of the companies in which the Fund may invest may at times be considered small-capitalization, rather than micro-capitalization, companies. The Fund is subject to the risk that small-capitalization securities may underperform other segments of the equity market or the equity market as a whole. Securities of small- capitalization companies may be more speculative, volatile and less liquid than securities of large companies. Small-capitalization companies tend to have inexperienced management as well as limited product and market diversification and financial resources, and may be more vulnerable to adverse developments than large capitalization companies.

Performance

The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund’s average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied from year to year and by showing how the Fund’s average annual total returns compared with a broad measure of market performance and additional

310

indexes with characteristics relevant to the Fund. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.

The Fund is the successor to the investment performance of the Predecessor Fund as a result of the reorganization of the Predecessor Fund into the Fund, which was consummated after the close of business on April 6, 2018. Accordingly, the performance information shown below for periods ending on or prior to April 6, 2018 is that of the Predecessor Fund. Updated performance information is available online at www.invesco.com/ETFs.

Annual Total Returns—Calendar Years

Best Quarter	Worst Quarter
22.85% (2nd Quarter 2009)	(30.85)% (4th Quarter 2008)

The return of the Fund for the year-to-date ending June 30, 2018 was 8.89%

Average Annual Total Returns for the Periods Ended December 31, 2017

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	1 Year	5 Years	10 Years
Return Before Taxes	16.12%	15.34%	6.19%
Return After Taxes on Distributions	15.13%	14.34%	5.34%
Return After Taxes on Distributions and Sale of Fund Shares	9.13%	11.83%	4.48%
Wilshire US Micro-Cap IndexSM (reflects no deduction for fees, expenses or taxes)	15.66%	14.86%	8.26%
Blended-Wilshire Micro-Cap IndexSM(1) (reflects no deduction for fees, expenses or taxes)	15.66%	14.86%	5.69%
Russell Microcap® Index(2) (reflects no deduction for fees, expenses or taxes)	13.17%	14.29%	7.68%
Russell 2000® Index(2) (reflects no deduction for fees, expenses or taxes)	14.65%	14.12%	8.71%
S&P 500® Index(2) (reflects no deduction for fees, expenses or taxes)	21.83%	15.79%	8.50%

(1)	The Blended-Wilshire Micro-Cap IndexSM reflects the performance of the Sabrient Stealth Index (price only) prior to August 20, 2010, and the Wilshire US Micro-Cap Index thereafter.

(2)

The Fund has elected to use the Russell Microcap Index to represent its broad-based index rather than the Russell 2000 Index and S&P 500® Index because the Russell Microcap Index more closely reflects the performance of the types of securities in which the Fund invests.

Management of the Fund

Investment Adviser. Invesco Capital Management LLC (the “Adviser”).

Portfolio Managers. The following individuals are responsible jointly and primarily for the day-to-day management of the Fund’s portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Director of Portfolio Management of the Adviser and Vice President of the Trust	April 2018
Michael Jeanette	Senior Portfolio Manager of the Adviser	April 2018
Jonathan Nixon	Portfolio Manager of the Adviser	April 2018
Tony Seisser	Portfolio Manager of the Adviser	April 2018

Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only with APs and only in large blocks of 50,000 Shares (each block of Shares is called a “Creation Unit”) or multiples thereof (“Creation Unit Aggregations”), generally in exchange for the deposit or delivery of a basket of securities. However, the Fund also reserves the right to permit or require Creation Units to be issued in exchange for cash. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.

Individual Shares may be purchased and sold only on a national securities exchange through brokers. Shares are listed for trading on the NYSE Arca, Inc. and because the Shares trade at market prices rather than NAV, Shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).

311

Tax Information

The Fund’s distributions generally are taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from such account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund’s distributor or its related companies may pay the intermediary for certain Fund-related activities, including those that are designed to make the intermediary more knowledgeable about exchange traded products, such as the Fund, as well as for marketing, education or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s web-site for more information.

312

PZI	Invesco Zacks Micro Cap ETF

Summary Information

Investment Objective

The Invesco Zacks Micro Cap ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the Zacks Micro Cap IndexTM (the “Underlying Index”).

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%
Other Expenses	0.62%
Acquired Fund Fees and Expenses(1)	0.43%
Total Annual Fund Operating Expenses	1.55%
Fee Waivers and Expense Assumption(2)	0.42%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	1.13%

(1)

Acquired Fund Fees and Expenses are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table may differ from the ratio of expenses to average net assets included in the “Financial Highlights” section of this Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.

(2)

Invesco Capital Management LLC (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes, Acquired Fund Fees and Expenses, if applicable, and extraordinary expenses) from exceeding 0.60% of the Fund’s average daily net assets per year (the “Expense Cap”) until at least August 31, 2019 and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The fees waived and/or expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fees were waived or the expenses were incurred, but no recapture payment will be made by the Fund if it would result in the Fund exceeding (i) the Expense Cap or (ii) the expense cap in effect at the time the fees and/or expenses subject to recapture were waived and/or borne by the Adviser.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption in the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years	5 Years	10 Years
$115	$448	$805	$1,810

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual

313

Fund Operating Expenses or in the example, may affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 127% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund’s in-kind creations and redemptions.

Principal Investment Strategies

The Fund generally will invest at least 90% of its total assets in common stocks of micro capitalization companies that comprise the Underlying Index. Zacks Investment Research (“Zacks” or the “Index Provider”) considers a company to be a micro capitalization company if it falls within the Underlying Index model, as described below. As of June 30, 2018, the Underlying Index was composed of 400 U.S. stocks that, strictly in accordance with its guidelines and mandated procedures, Zacks includes from a universe of 7,000 domestic companies. For the purpose of constituent selection, the micro capitalization subset is defined relative to the entire investable universe of stocks, with the upper threshold equal to 0.15% of the capitalization of the largest capitalization domestic company at the time of selection (as of June 30, 2018 approximately $1.56 billion) and the lower threshold equal to approximately 0.015% of the largest capitalization domestic company (as of June 30, 2018 approximately $139 million). The Fund generally invests in all of the securities comprising its Underlying Index in proportion to their weightings in the Underlying Index.

Concentration Policy. The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries. As of April 30, 2018, the Fund had significant exposure to the financials sector. The Fund’s portfolio holdings, and the extent to which it concentrates in any industry or group of industries, are likely to change over time.

Principal Risks of Investing in the Fund

The following summarizes the principal risks of the Fund.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Authorized Participant Concentration Risk. Only authorized participants (“APs”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that those APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities underlying the Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with processing creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units (as defined below), this may result in a significantly diminished trading market for Shares, which may be more likely to trade at a premium or discount to the Fund’s net asset value (“NAV”) and to face trading halts and/or delisting.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that the Fund holds. In addition, equity risk includes the risk that investor sentiment toward particular industries will become negative. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs, that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Financials Sector Risk. The market value of securities of issuers in the financial sector can be affected by factors such as adverse regulatory or economic occurrences affecting the financial sector, availability of credit, fluctuations in asset values, unstable interest rates, increased competition, continuing consolidations and development of new products and structures. Furthermore, increased government involvement in financial institutions, including measures such as taking ownership positions in such institutions, could result in a dilution in the value of the shares held by shareholders in such institutions.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, the Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming.

Industry Concentration Risk. In following its methodology, the Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the Underlying Index concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund faces more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor

314

relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or sector may be out of favor and underperform other industries or the market as a whole.

Issuer-Specific Changes Risk. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund’s net asset value (“NAV”).

Micro Capitalization Company Risk. Investments in the securities of micro capitalization companies involve substantially greater risks of loss and price fluctuations than stocks with larger capitalization. Micro capitalization companies carry additional risks because their earnings and revenues tend to be less predictable (and some companies may experience significant losses), their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations. Micro capitalization companies may be newly formed or in the early stages of development, with limited product lines, markets or financial resources, and they may lack management depth. In addition, less public information may be available about these companies. The shares of micro capitalization companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the future ability to sell these securities. Also, the Fund may take a long time before it realizes a gain, if any, on an investment in a micro capitalization company.

Non-Correlation Risk. The Fund’s return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Portfolio Turnover Risk. The Fund may engage in frequent trading of its portfolio securities in connection with the rebalancing or adjustment of the Underlying Index. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for the Fund. While a high portfolio turnover rate can result in an increase in taxable capital gain distributions to the Fund’s shareholders, the Fund will seek to utilize the in-kind creation and redemption mechanism (described below) to minimize realization of capital gains to the extent possible.

Performance

The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund’s average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied from year to year and by showing how the Fund’s average annual total returns compared with a broad measure of market performance and an additional index with characteristics relevant to the Fund. The Fund’s performance reflects fee waivers, if any, absent which performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.invesco.com/ETFs.

Annual Total Returns—Calendar Years

The Fund’s year-to-date total return for the six months ended June 30, 2018 was 6.59%.

Best Quarter	Worst Quarter
20.88% (2nd Quarter 2009)	(29.12)% (4th Quarter 2008)

Average Annual Total Returns for the Periods Ended December 31, 2017

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

315

	1 Year	5 Years	10 Years
Return Before Taxes	7.11%	12.28%	4.00%
Return After Taxes on Distributions	5.98%	11.69%	3.63%
Return After Taxes on Distributions and Sale of Fund Shares	4.33%	9.68%	3.09%
Zacks Micro Cap IndexTM (reflects no deduction for fees, expenses or taxes)	7.63%	13.08%	4.84%
Russell Microcap® Index (reflects no deduction for fees, expenses or taxes)	13.17%	14.29%	7.68%

Management of the Fund

Investment Adviser. Invesco Capital Management LLC (the “Adviser”).

Portfolio Managers. The following individuals are responsible jointly and primarily for the day-to-day management of the Fund’s portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Director of Portfolio Management of the Adviser and Vice President of the Trust	June 2007
Michael Jeanette	Senior Portfolio Manager of the Adviser	August 2008
Tony Seisser	Portfolio Manager of the Adviser	August 2014
Jonathan Nixon	Portfolio Manager of the Adviser	February 2015

Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only with APs and only in large blocks of 50,000 Shares (each block of Shares is called a “Creation Unit”) or multiples thereof (“Creation Unit Aggregations”), generally in exchange for the deposit or delivery of a basket of securities. However, the Fund also reserves the right to permit or require Creation Units to be issued in exchange for cash. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.

Individual Shares may be purchased and sold only on a national securities exchange through brokers. Shares are listed for trading on NYSE Arca, Inc. and because the Shares will trade at market prices rather than NAV, Shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).

Tax Information

The Fund’s distributions generally are taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from such account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund’s distributor or its related companies may pay the intermediary for certain Fund-related activities, including those that are designed to make the intermediary more knowledgeable about exchange traded products, such as the Fund, as well as for marketing, education or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s web-site for more information.

316

CZA	Invesco Zacks Mid-Cap ETF

Summary Information

Investment Objective

The Invesco Zacks Mid-Cap ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the Zacks Mid-Cap Core Index (the “Mid-Cap Core Index” or the “Underlying Index”).

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%
Other Expenses	0.24%
Acquired Fund Fees and Expenses(1)	0.03%
Total Annual Fund Operating Expenses	0.77%
Fee Waivers and Expense Assumption(2)(3)	0.09%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	0.68%

(1)

“Acquired Fund Fees and Expenses” are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table may differ from the ratio of expenses to average net assets included in the “Financial Highlights” section of this Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.

(2)

Invesco Capital Management LLC (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes, Acquired Fund Fees and Expenses, if applicable, and extraordinary expenses) from exceeding 0.60% of the Fund’s average daily net assets per year (the “Expense Cap”) through at least April 6, 2020, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The fees waived and/or expenses borne by the Adviser are subject to recapture by the Adviser up to three years from the date the fees were waived or the expenses were incurred, but no recapture payment will be made by the Fund if it would result in the Fund exceeding (i) the Expense Cap or (ii) the expense cap in effect at the time the fees and/or expenses subject to recapture were waived and/or borne by the Adviser.

(3)

The Adviser further agrees to reimburse the Fund in the amount equal to the licensing fees that the Fund pays that cause the Fund’s operating expenses (excluding interest expenses, offering costs, brokerage commissions and other trading expenses, taxes, Acquired Fund Fees and Expenses and extraordinary expenses) to exceed 0.65% through at least April 6, 2020.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption for the contractual period above and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years	5 Years	10 Years
$69	$228	$410	$937

317

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the fiscal year ended August 31, 2017, the portfolio turnover rate of Guggenheim Mid-Cap Core ETF (the “Predecessor Fund”) was 181% of the average value of the portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations and redemptions. During the fiscal period September 1, 2017 to April 30, 2018, the portfolio turnover rate of the Predecessor Fund and the Fund was 136% of the average value of the portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations and redemptions.

Principal Investment Strategies

The Fund generally will invest at least 90% of its total assets in securities that comprise the Underlying Index and depositary receipts representing securities that comprise the Underlying Index (or underlying securities representing American depositary receipts (“ADRs”) that comprise the Underlying Index). As of June 30, 2018, the Underlying Index was comprised of 100 securities selected, according to the investment and other criteria in the Underlying Index methodology, from a universe of mid-capitalization securities including common stocks, master limited partnerships (“MLPs”), ADRs, real estate investment trusts (“REITs”) and business development companies (“BDCs”). The depositary receipts included in the Underlying Index may be sponsored or unsponsored. As of June 30, 2018, the mid-capitalization universe ranged from approximately $2 billion in market capitalization to $22 billion in market capitalization as defined by Zacks Investment Research, Inc. (“Zacks” or the “Index Provider”). Zacks, in accordance with the Underlying Index’s methodology, seeks to identify companies with potentially superior risk-return profiles by using a proprietary strategy that evaluates stocks on multiple factors, including their high long-term earnings growth rate, price-earnings ratio and short interest.

The Fund may invest directly in one or more underlying securities represented by depositary receipts included in the Underlying Index under the following limited circumstances: (a) when market conditions result in the underlying security providing improved liquidity relative to the depositary receipt; (b) when a depositary receipt is trading at a significantly different price than its underlying security; or (c) the timing of trade executions is improved due to the local market in which an underlying security is traded being open at different times than the market in which the security’s corresponding depositary receipt is traded.

The Fund generally invests in all of the securities comprising the Underlying Index in proportion to their weightings in the Underlying Index.

The Fund is “non-diversified” and therefore is not required to meet certain diversification requirements under the Investment Company Act of 1940, as amended (the “1940 Act”).

Concentration Policy. The Fund will concentrate its investments (i.e., invest more than 25% of the value of its net assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries. As of April 30, 2018, the Fund had significant exposure to the banking industy sector. The Fund’s portfolio holdings, and the extent to which it concentrates in any industry or group of industries, are likely to change over time.

Principal Risks of Investing in the Fund

The following summarizes the principal risks of the Fund.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

ADR Risk. ADRs are certificates that evidence ownership of shares of a foreign issuer and are alternatives to purchasing directly underlying foreign securities in their national markets and currencies. However, ADRs may be subject to certain of the risks associated with direct investments in the securities of foreign companies. Moreover, ADRs may not track the price of the underlying foreign securities on which they are based, and their value may change materially at times when U.S. markets are not open for trading.

Authorized Participant Concentration Risk. Only authorized participants (“APs”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that those APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities underlying the Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with processing creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units (as defined below), this may result in a significantly diminished trading market for Shares, which may be more likely to trade at a premium or discount to the Fund’s net asset value (“NAV”) and to face trading halts and/or delisting. This risk may be heightened for the Fund because it invests in non-U.S. securities, which may have lower trading volumes.

Banking Industry Concentration Risk. The Fund may be susceptible to adverse economic or regulatory occurrences affecting the banking industry. Banks are subject to extensive government regulation that may affect the scope of their activities, their profitability, the prices that they can charge and the amount of capital that they must maintain. In addition, unstable interest rates can have a disproportionate effect on the banking industry; banks whose securities the Fund may purchase may themselves have concentrated portfolios of loans or investments that make them vulnerable to economic conditions that affect that industry.

318

Increased competition also may adversely affect the profitability or viability of banks.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that the Fund holds. In addition, equity risk includes the risk that investor sentiment toward particular industries will become negative. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs, that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Financial Sector Risk. The market value of securities of issuers in the financial sector can be affected by factors such as adverse regulatory or economic occurrences affecting the financial sector, availability of credit, fluctuations in asset values, unstable interest rates, increased competition, continuing consolidations and development of new products and structures. Furthermore, increased government involvement in financial institutions, including measures such as taking ownership positions in such institutions, could result in a dilution in the value of the shares held by shareholders in such institutions.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, the Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming.

Industry Concentration Risk. In following its methodology, the Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or sector. To the extent that the Underlying Index concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund faces more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or sector may be out of favor and underperform other industries or the market as a whole.

Investments in BDCs Risk. Investments in BDCs may be subject to certain inherent risks. BDCs, generally invest in less mature private companies, which involve greater risk than well-established, publicly-traded companies. The 1940 Act imposes certain restraints upon the operations of a BDC and these limitations may prohibit the way that the BDC raises capital.

Investment in Investment Companies Risk. Investing in other investment companies, including exchange-traded funds (“ETFs”), BDCs and closed-end funds, subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease or the portfolio becomes illiquid. Moreover, the Fund and its shareholders will incur its pro rata share of the underlying investment companies’ expenses, which will reduce the Fund’s performance, and the purchase of shares of some investment companies (in the case of closed-end investment companies) may sometimes require the payment of substantial premiums above the value of such companies’ portfolio securities or NAVs. In addition, investments by the Fund in another ETF or closed-end fund are subject to, among other risks, the risk that the ETF’s or closed end fund’s shares may trade at a discount or premium relative to the NAV of the shares and the listing exchange may halt trading of the ETF’s or closed-end fund’s shares.

Issuer-Specific Changes Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund’s NAV.

Mid-Capitalization Company Risk. Investing in securities of mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often mid-capitalization companies and the industries in which they focus are still evolving, and, as a result, they may be more sensitive to changing market conditions.

Non-Correlation Risk. The Fund’s return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially

319

when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Non-Diversified Fund Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.

Portfolio Turnover Risk. The Fund may engage in frequent trading of its portfolio securities in connection with the rebalancing or adjustment of the Underlying Index. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for the Fund. While a high portfolio turnover rate can result in an increase in taxable capital gain distributions to the Fund’s shareholders, the Fund will seek to utilize the in-kind creation and redemption mechanism (described below) to minimize realization of capital gains to the extent possible.

REIT Risk. In addition to the risks pertaining to real estate investments more generally, REITs are subject to additional risks. The value of a REIT can depend on the structure of and cash flow generated by the REIT. REITs whose investments are concentrated in a limited number or type of properties, investments or narrow geographic area are subject to the risks affecting those properties or areas to a greater extent than a REIT with less concentrated investments. REITs are also subject to certain requirements under federal tax law. In addition, REITs may have expenses, including advisory and administration expenses, and the Fund and its shareholders will incur its pro rata share of the underlying expenses.

Risks of Investing in MLP Units. An MLP is an entity that is classified as a partnership under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), and whose partnership interests or “units” are traded on securities exchanges like shares of corporate stock. An investment in MLPs involves risks that differ from a similar investment in equity securities, such as common stock, of a corporation. Investments in MLPs units are subject to certain risks inherent in the structure of MLPs, including (i) tax risks, (ii) the limited ability to elect or remove management or the general partner or managing member, (iii) limited voting rights and (iv) conflicts of interest between the general partner or managing member and its affiliates and the limited partners or members.

Performance

The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund’s average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied from year to year and by showing how the Fund’s average annual total returns compared with a broad measure of market performance and an additional index with characteristics relevant to the Fund. The Fund’s performance reflects fee waivers, absent which performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.

The Fund is the successor to the investment performance of the Predecessor Fund as a result of the reorganization of the Predecessor Fund into the Fund, which was consummated after the close of business on April 6, 2018. Accordingly, the performance information shown below for periods ending on or prior to April 6, 2018 is that of the Predecessor Fund. Updated performance information is available online at www.invesco.com/ETFs.

Annual Total Returns—Calendar Years

Best Quarter	Worst Quarter
21.08% (2nd Quarter 2009)	(20.31)% (4th Quarter 2008)

The return of the Fund for the year-to-date ending June 30, 2018 was (1.15)%.

Average Annual Total Returns for the Periods Ended December 31, 2017

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

320

	1 Year	5 Years	10 Years
Return Before Taxes	21.71%	15.56%	10.80%
Return After Taxes on Distributions	21.13%	14.96%	10.38%
Return After Taxes on Distributions and Sale of Fund Shares	12.28%	12.24%	8.72%
Zacks Mid-Cap Core Index (reflects no deduction for fees, expenses or taxes)	22.60%	16.32%	11.63%
Russell Midcap® Index (reflects no deduction for fees, expenses or taxes)	18.52%	14.96%	9.11%
S&P MidCap 400® Index(1) (reflects no deduction for fees, expenses or taxes)	16.24%	15.01%	9.97%
S&P 500® Index(1) (reflects no deduction for fees, expenses or taxes)	21.83%	15.79%	8.50%

(1)	The Fund has elected to no longer use the S&P MidCap 400® Index and S&P 500® Index as additional measures of comparison to the Fund’s performance.

Management of the Fund

Investment Adviser. Invesco Capital Management LLC (the “Adviser”).

Portfolio Managers. The following individuals are responsible jointly and primarily for the day-to-day management of the Fund’s portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Director of Portfolio Management of the Adviser and Vice President of the Trust	April 2018
Michael Jeanette	Senior Portfolio Manager of the Adviser	April 2018
Jonathan Nixon	Portfolio Manager of the Adviser	April 2018
Tony Seisser	Portfolio Manager of the Adviser	April 2018

Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only with APs and only in large blocks of 50,000 Shares (each block of Shares is called a “Creation Unit”) or multiples thereof (“Creation Unit Aggregations”), generally in exchange for the deposit or delivery of a basket of securities. However, the Fund also reserves the right to permit or require Creation Units to be issued in exchange for cash. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.

Individual Shares may be purchased and sold only on a national securities exchange through brokers. Shares are listed for trading on the NYSE Arca, Inc. and because the Shares trade at market prices rather than NAV, Shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).

Tax Information

The Fund’s distributions generally are taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from such account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund’s distributor or its related companies may pay the intermediary for certain Fund-related activities, including those that are designed to make the intermediary more knowledgeable about exchange traded products, such as the Fund, as well as for marketing, education or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s web-site for more information.

321

CVY	Invesco Zacks Multi-Asset Income ETF

Summary Information

Investment Objective

The Invesco Zacks Multi-Asset Income ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the Zacks Multi-Asset Income Index (the “Underlying Index”).

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%
Other Expenses	0.24%
Acquired Fund Fees and Expenses(1)	0.23%
Total Annual Fund Operating Expenses	0.97%
Fee Waivers and Expense Assumption(2)(3)	0.09%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	0.88%

(1)

“Acquired Fund Fees and Expenses” are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table may differ from the ratio of expenses to average net assets included in the “Financial Highlights” section of this Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.

(2)

Invesco Capital Management LLC (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes, Acquired Fund Fees and Expenses, if applicable, and extraordinary expenses) from exceeding 0.60% of the Fund’s average daily net assets per year (the “Expense Cap”) through at least April 6, 2020, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The fees waived and/or expenses borne by the Adviser are subject to recapture by the Adviser up to three years from the date the fees were waived or the expenses were incurred, but no recapture payment will be made by the Fund if it would result in the Fund exceeding (i) the Expense Cap or (ii) the expense cap in effect at the time the fees and/or expenses subject to recapture were waived and/or borne by the Adviser.

(3)

The Adviser further agrees to reimburse the Fund in the amount equal to the licensing fees that the Fund pays that cause the Fund’s operating expenses (excluding interest expenses, offering costs, brokerage commissions and other trading expenses, taxes, Acquired Fund Fees and Expenses and extraordinary expenses) to exceed 0.65% through at least April 6, 2020.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption for the contractual period above and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years	5 Years	10 Years
$90	$291	$518	$1,173

322

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the fiscal year ended August 31, 2017, the portfolio turnover rate of the Guggenheim Multi-Asset Income ETF (the “Predecessor Fund”) was 203% of the average value of the portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations and redemptions. During the fiscal period September 1, 2017 to April 30, 2018, the portfolio turnover rate of the Predecessor Fund and the Fund was 142% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations and redemptions.

Principal Investment Strategies

The Fund generally will invest at least 90% of its total assets in securities that comprise the Underlying Index and depositary receipts representing securities that comprise the Underlying Index (or underlying securities representing American depositary receipts (“ADRs”) that comprise the Underlying Index). As of June 30, 2018, the Underlying Index was comprised of approximately 149 securities selected, based on investment and other criteria, from a universe of domestic and international companies listed on major U.S. exchanges. The securities comprising the Underlying Index include stocks of large, medium, and small-sized companies. The universe of securities within the Underlying Index includes U.S. listed common stocks and ADRs paying dividends, real estate investment trusts (“REITs”), master limited partnerships (“MLPs”), closed-end funds and traditional preferred stocks. The ADRs included in the Underlying Index may be sponsored or unsponsored. The companies in the universe are selected using a proprietary methodology developed by Zacks Investment Research, Inc. (“Zacks” or the “Index Provider”). Zacks seeks to identify companies with potentially greater yield and superior risk-return profiles by using a proprietary strategy that evaluates stocks on multiple factors, including dividend yield and market capitalization.

The Fund may invest directly in one or more underlying securities represented by depositary receipts included in the Underlying Index under the following limited circumstances: (a) when market conditions result in the underlying security providing improved liquidity relative to the depositary receipt; (b) when a depositary receipt is trading at a significantly different price than its underlying security; or (c) the timing of trade executions is improved due to the local market in which an underlying security is traded being open at different times than the market in which the security’s corresponding depositary receipt is traded.

The Fund generally invests in all of the securities comprising the Underlying Index in proportion to their weightings in the Underlying Index.

The Fund is “non-diversified” and therefore is not required to meet certain diversification requirements under the Investment Company Act of 1940, as amended (the “1940 Act”).

Concentration Policy. The Fund will concentrate its investments (i.e., invest more than 25% of the value of its net assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries. As of April 30, 2018, the Fund had significant exposure to the financials sector. The Fund’s portfolio holdings, and the extent to which it concentrates in any industry or group of industries, are likely to change over time.

Principal Risks of Investing in the Fund

The following summarizes the principal risks of the Fund.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

ADR Risk. ADRs are certificates that evidence ownership of shares of a foreign issuer and are alternatives to purchasing directly underlying foreign securities in their national markets and currencies. However, ADRs may be subject to certain of the risks associated with direct investments in the securities of foreign companies. Moreover, ADRs may not track the price of the underlying foreign securities on which they are based, and their value may change materially at times when U.S. markets are not open for trading.

Authorized Participant Concentration Risk. Only authorized participants (“APs”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that those APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities underlying the Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with processing creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units (as defined below), this may result in a significantly diminished trading market for Shares, which may be more likely to trade at a premium or discount to the Fund’s net asset value (“NAV”) and to face trading halts and/or delisting.

Consumer Discretionary Sector Risk. The consumer discretionary sector may be affected by changes in domestic and international economies, exchange and interest rates, competition, consumers’ disposable income, consumer preferences, social trends and marketing campaigns. The Fund may be adversely affected by events or developments negatively impacting the consumer discretionary sector or issuers within the consumer discretionary sector.

323

Depositary Receipt Risk. The Fund may hold the securities of non-U.S. companies in the form of depositary receipts. The underlying securities of the depositary receipts in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the depositary receipts may change materially when U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that the Fund holds. In addition, equity risk includes the risk that investor sentiment toward particular industries will become negative. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs, that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Financials Sector Risk. The financial sector can be significantly affected by changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and the impact of more stringent capital requirements. The Fund may be adversely affected by events or developments negatively impacting the financial sector or issuers within the financial sector.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, the Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming.

Industry Concentration Risk. In following its methodology, the Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or sector. To the extent that the Underlying Index concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund faces more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or sector may be out of favor and underperform other industries or the market as a whole.

Investment in Investment Companies Risk. Investing in other investment companies, including exchange-traded funds (“ETFs”), business development companies and closed-end funds, subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease or the portfolio becomes illiquid. Moreover, the Fund and its shareholders will incur its pro rata share of the underlying investment companies’ expenses, which will reduce the Fund’s performance, and the purchase of shares of some investment companies (in the case of closed-end investment companies) may sometimes require the payment of substantial premiums above the value of such companies’ portfolio securities or NAVs. In addition, investments by the Fund in another ETF or closed-end fund are subject to, among other risks, the risk that the ETF’s or closed end fund’s shares may trade at a discount or premium relative to the NAV of the shares and the listing exchange may halt trading of the ETF’s or closed-end fund’s shares.

Issuer-Specific Changes Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund’s NAV.

Non-Correlation Risk. The Fund’s return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Non-Diversified Fund Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a relatively small

324

number of issuers to have a greater impact on the Fund’s performance.

Portfolio Turnover Risk. The Fund may engage in frequent trading of its portfolio securities in connection with the rebalancing or adjustment of the Underlying Index. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for the Fund. While a high portfolio turnover rate can result in an increase in taxable capital gain distributions to the Fund’s shareholders, the Fund will seek to utilize the in-kind creation and redemption mechanism (described below) to minimize realization of capital gains to the extent possible.

Preferred Securities Risk. A company’s preferred stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred stock will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects.

REIT Risk. In addition to the risks pertaining to real estate investments more generally, REITs are subject to additional risks. The value of a REIT can depend on the structure of and cash flow generated by the REIT. REITs whose investments are concentrated in a limited number or type of properties, investments or narrow geographic area are subject to the risks affecting those properties or areas to a greater extent than a REIT with less concentrated investments. REITs are also subject to certain requirements under federal tax law. In addition, REITs may have expenses, including advisory and administration expenses, and the Fund and its shareholders will incur its pro rata share of the underlying expenses.

Risks of Investing in MLP Units. An MLP is an entity that is classified as a partnership under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), and whose partnership interests or “units” are traded on securities exchanges like shares of corporate stock. An investment in MLPs involves risks that differ from a similar investment in equity securities, such as common stock, of a corporation. Investments in MLPs units are subject to certain risks inherent in the structure of MLPs, including (i) tax risks, (ii) the limited ability to elect or remove management or the general partner or managing member, (iii) limited voting rights and (iv) conflicts of interest between the general partner or managing member and its affiliates and the limited partners or members.

Small- and Mid-Capitalization Company Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Performance

The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund’s average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied from year to year and by showing how the Fund’s average annual total returns compared with a broad measure of market performance and an additional index with characteristics relevant to the Predecessor Fund. The Fund’s performance reflects fee waivers, absent which performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.invesco.com/ETFs.

Annual Total Returns—Calendar Years

Best Quarter	Worst Quarter
37.17% (2nd Quarter 2009)	(29.92)% (4th Quarter 2008)

The return of the Fund for the year-to-date ending June 30, 2018 was 0.21%.

Average Annual Total Returns for the Periods Ended December 31, 2017

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	1 Year	5 Years	10 Years
Return Before Taxes	15.43%	5.70%	5.31%
Return After Taxes on Distributions	13.40%	3.40%	3.05%
Return After Taxes on Distributions and Sale of Fund Shares	8.67%	3.28%	3.05%
Zacks Multi-Asset Income Index (reflects no deduction for fees, expenses or taxes)	16.36%	6.39%	6.10%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	21.83%	15.79%	8.50%
Dow Jones US Select Dividend Index(1) (reflects no deduction for fees, expenses or taxes)	15.44%	15.57%	8.84%

(1)	The Fund has elected to no longer use the Dow Jones US Select Dividend Index as an additional measure of comparison to the Fund’s performance.

325

Management of the Fund

Investment Adviser. Invesco Capital Management LLC (the “Adviser”).

Portfolio Managers. The following individuals are responsible jointly and primarily for the day-to-day management of the Fund’s portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Director of Portfolio Management of the Adviser and Vice President of the Trust	April 2018
Michael Jeanette	Senior Portfolio Manager of the Adviser	April 2018
Jonathan Nixon	Portfolio Manager of the Adviser	April 2018
Tony Seisser	Portfolio Manager of the Adviser	April 2018

Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only with APs and only in large blocks of 50,000 Shares (each block of Shares is called a “Creation Unit”) or multiples thereof (“Creation Unit Aggregations”), generally in exchange for the deposit or delivery of a basket of securities. However, the Fund also reserves the right to permit or require Creation Units to be issued in exchange for cash. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.

Individual Shares may be purchased and sold only on a national securities exchange through brokers. Shares are listed for trading on the NYSE Arca, Inc. and because the Shares trade at market prices rather than NAV, Shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).

Tax Information

The Fund’s distributions generally are taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from such account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund’s distributor or its related companies may pay the intermediary for certain Fund-related activities, including those that are designed to make the intermediary more knowledgeable about exchange traded products, such as the Fund, as well as for marketing, education or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s web-site for more information.

326

Additional Information About the Funds’ Strategies and Risks

Principal Investment Strategies

Each Fund generally will invest at least 90% of its total assets in components of its respective Underlying Index or Underlying Intellidex Index (“Underlying Intellidex”). Each Fund operates as an index fund and is not actively managed. Each Fund uses an “indexing” investment approach to seek to track the investment results, before fees and expenses, of its Underlying Index or Underlying Intellidex. The Adviser seeks correlation over time of 0.95 or better between a Fund’s performance and the performance of its Underlying Index or Underlying Intellidex; a figure of 1.00 would represent perfect correlation. Another means of evaluating the relationship between the returns of a Fund and its Underlying Index or Underlying Intellidex is to assess the “tracking error” between the two. Tracking error means the variation between a Fund’s annual return and the return of its Underlying Index or Underlying Intellidex, expressed in terms of standard deviation. Each Fund seeks to have a tracking error of less than 5%, measured on a monthly basis over a one-year period by taking the standard deviation of the difference in the Fund’s returns versus the Underlying Index’s or Underlying Intellidex’s returns. Because each Fund uses an indexing approach to try to achieve its investment objective, each Fund does not take temporary defensive positions during periods of adverse market, economic or other conditions.

Each Fund (except Invesco Financial Preferred ETF and Invesco Wilshire Micro-Cap ETF) employs a “full replication” methodology in seeking to track its Underlying Index or Underlying Intellidex, meaning that it generally invests in all of the securities comprising its respective Underlying Index or Underlying Intellidex in proportion to the weightings of the securities in the respective Underlying Index or Underlying Intellidex. However, under various circumstances, it may not be possible or practicable to purchase all of those securities in those same weightings. In those circumstances, a Fund may purchase a sample of securities in its respective Underlying Index or Underlying Intellidex.

A “sampling” methodology means that the Adviser uses a quantitative analysis to select securities from an Underlying Index or Underlying Intellidex universe to obtain a representative sample of securities that have, in the aggregate, investment characteristics similar to the Underlying Index or Underlying Intellidex, respectively, in terms of key risk factors, performance attributes and other characteristics. These include industry weightings, market capitalization, return variability, earnings valuation, yield and other financial characteristics of securities. When employing a sampling methodology, the Adviser bases the quantity of holdings in a Fund on a number of factors, including asset size of the Fund, and generally expects the Fund to hold less than the total number of securities in its Underlying Index or Underlying Intellidex. However, the Adviser reserves the right to invest a Fund in as many securities as it believes necessary to achieve the Fund’s investment objective.

Because of the practical difficulties and expense of purchasing all of its securities in its Underlying Index, each of Invesco Financial

Preferred ETF and Invesco Wilshire Micro-Cap ETF utilizes a “sampling” methodology to seek to achieve its investment objective.

There also may be instances in which the Adviser may choose to (i) overweight a security in an Underlying Index or Underlying Intellidex, (ii) purchase securities not contained in an Underlying Index or Underlying Intellidex that the Adviser believes are appropriate to substitute for certain securities in that Underlying Index or Underlying Intellidex, or (iii) utilize various combinations of other available investment techniques in seeking to track an Underlying Index or Underlying Intellidex.

Each Fund may sell securities included in an Underlying Index or Underlying Intellidex in anticipation of their removal from the Underlying Index or Underlying Intellidex, or purchase securities not included in an Underlying Index or Underlying Intellidex in anticipation of their addition to the Underlying Index or Underlying Intellidex.

Additional information about the construction of each Fund’s Underlying Index or Underlying Intellidex is set forth below in alphabetical order by index name.

CBOE S&P 500 BuyWrite IndexSM (Invesco S&P 500 BuyWrite ETF)

The CBOE S&P 500 BuyWrite IndexSM measures the total rate of return of an S&P 500® Index covered call strategy. This strategy consists of holding a long position indexed to the S&P 500® Index (the “Reference Index”) and selling a succession of covered call options, each with an exercise price at or above the prevailing price level of the S&P 500® Index. The Underlying Index provides a benchmark measure of the total return performance of this hypothetical strategy. The Underlying Index reinvests dividends paid on the component stocks underlying the S&P 500® Index and the dollar value of option premiums received from covered call options.

The Underlying Index is rebalanced quarterly. The Underlying Index assumes that the call options are written (sold) on the third Friday of each month and expire in the next calendar month after they are written. These options are exchange-traded and the strike price of each option will generally be the closest strike price above the last value of the Reference Index before 11 a.m. Eastern time. The Underlying Index assumes that the call options are held until their expiration, and settled in cash against the Special Opening Quotation (or SOQ ticker “SET”) of the Reference Index. The Underlying Index then assumes new one-month call options are written. The day on which the settlement of expiring call options written by the Fund is determined and the new one month call options are written (sold) is called the “roll date.” CBOE calculates the Underlying Index in real-time every 15 seconds during each trading day, excluding the roll date. On the roll date, CBOE will not calculate the Underlying Index until such time during such day as CBOE (a) completes procedures to determine the price of the new call option and a corresponding value of the S&P 500® Index and (b) CBOE incorporates the price of the new call and the corresponding value of the S&P 500® Index into its Underlying Index calculation system. Generally, CBOE anticipates that the Underlying Index will be calculated in real-time every

327

15 seconds on the roll date beginning at 2 p.m., Eastern time. The Fund is rebalanced in accordance with the Underlying Index.

The Cleantech IndexTM (Invesco CleantechTM ETF)

The Cleantech IndexTM seeks to track the growth of clean technology via the performance of stocks of the world’s leading cleantech companies. The Underlying Index uses a modified equally weighted methodology and is rebalanced quarterly. Updates to the Underlying Index’s composition typically take effect after the close of trading on the NYSE Arca, Inc. (“NYSE Arca”) on the next to last business day of each calendar quarter month (“Rebalance Date”). Cleantech determines the components and weights at the close of trading at least five days prior to the Rebalance Date. The Fund is rebalanced in accordance with the Underlying Index.

In accordance with its guidelines and mandated procedures, Cleantech identifies stocks, ADRs and GDRs for the Underlying Index that meet the following eligibility criteria:

(a)	Derive at least 50% of sales or operating profits from cleantech businesses.

(b)	Have a total market capitalization of at least $200 million during the preceding three months or since the equity was listed (whichever period is longer).

(c)	Have a three-month average floated market capitalization of at least $150 million.

(d)	Maintain a listing on a securities exchange (securities traded on the bulletin board or over-the-counter are excluded from the Underlying Index).

(e)

Maintain an average daily trading volume of at least $200,000 during the three-month period prior to determination date (exclusive of the five days during and after an initial public offering). Cleantech may count aggregated trading volume for securities that trade on multiple exchanges. If the trading history is less than three months, then the trading history to date will be used—exclusive of the first five days after an initial exchange listing and any secondary share offering greater than 5% of the floated share count prior to the offering.

Pursuant to a proprietary methodology, Cleantech further screens securities that meet the eligibility criteria. These screens include, but are not limited to, profitability and earnings quality, revenue growth and quality, business strategy, sector leadership and position, sector and geographic representation, intellectual property and innovation, impact on the environment, management quality, solvency, existing litigation and governance issues.

To maintain inclusion in the Underlying Index, as of the determination date for each quarterly rebalance, companies must:

(a)	Maintain a 30-day average floated market capitalization of at least $100 million.

(b)	Have a market capitalization of at least $100 million.

(c)	Maintain a 60-day average daily trading volume of at least $200,000.

(d)	Meet the proprietary screening criteria discussed above.

In general, the Underlying Index equally weights its component securities within several bands based upon their market capitalization. The weighting bands also reflect a stock’s floated market capitalization when it falls below a certain threshold. In computing the Underlying Index, pursuant to its proprietary rules based methodology, Cleantech will reduce the weightings of securities with lower market liquidity, securities of issuers that have yet to achieve positive annual earnings and securities of issuers that have failed to achieve profitability in the two most recent fiscal years. In determining the weighting of securities in the Underlying Index, Cleantech will consider several key variables, including: market capitalization, dollar-weighted trading volume and relative liquidity, floated capitalization, types of shares, current and past profitability, consensus analyst estimates of expected time to annual profitability, and maximum Underlying Index weight constraints. Upon rebalancing, securities of issuers that have yet to achieve positive annual operating earnings may not, in the aggregate, account for more than 8% of the weight of the Underlying Index and no individual security may account for more than a 6% weight of the Underlying Index.

Cleantech may, at any time, and from time to time, change the number of components composing the Underlying Index by adding or deleting one or more components, or replacing one or more issues contained in the Underlying Index with one or more substitute securities of its choice if, in Cleantech’s discretion, such addition, deletion or substitution is necessary or appropriate to maintain the quality and/or character of the industry groups to which the Underlying Index relates.

Dorsey Wright® Basic Materials Technical Leaders Index (Invesco DWA Basic Materials Momentum ETF)

The Underlying Index for the Invesco DWA Basic Materials Momentum ETF is a modified equal-weight index that includes securities within the basic materials sector that demonstrate powerful relative strength characteristics. Such securities are selected for the Underlying Index pursuant to Dorsey Wright’s proprietary methodology, which emphasizes a security’s momentum and takes into account, among other factors, the performance of each of the companies in the eligible universe as compared to benchmark indices.

The Index Provider selects components from an eligible universe of securities that trade on U.S. exchanges. Eligible securities must (i) be one of the 2,000 largest constituents by market capitalization within the NASDAQ US Benchmark Index, (ii) have a minimum three-month average daily dollar trading volume of $1 million, (iii) be classified within the basic materials sector by Dorsey Wright’s proprietary industry classification system and (iv) be common stocks or real estate investment trusts (“REITs”).

The Index Provider assigns a relative strength score to each eligible security based on the security’s upward price movements relative to a representative market benchmark index. The Index Provider ranks the eligible securities by their relative strength score, selects at least 30 securities with the greatest scores for inclusion in the Underlying Index and then weights each component security based on its relative strength score. Securities with higher scores receive larger weights.

328

The Underlying Index is rebalanced effective after the close of the last trading day in March, June, September and December. At each rebalance, the Index Provider ensures that all securities with weights greater than 5% of the Underlying Index, in the aggregate, do not exceed 25% of the weight of the Underlying Index. Component securities that cease to remain eligible for inclusion in the Underlying Index are removed and are not replaced until the next quarterly rebalance. The Fund is rebalanced and reweighted in accordance with the Underlying Index.

Dorsey Wright® Consumer Cyclicals Technical Leaders Index (Invesco DWA Consumer Cyclicals Momentum ETF)

The Underlying Index for the Invesco DWA Consumer Cyclicals Momentum ETF is a modified equal-weight index that includes securities within the consumer discretionary (or “cyclicals”) sector that demonstrate powerful relative strength characteristics. Such securities are selected for the Underlying Index pursuant to Dorsey Wright’s proprietary methodology, which emphasizes a security’s momentum and takes into account, among other factors, the performance of each of the companies in the eligible universe as compared to benchmark indices.

The Index Provider selects components from an eligible universe of securities that trade on U.S. exchanges. Eligible securities must (i) be one of the 2,000 largest constituents by market capitalization within the NASDAQ US Benchmark Index, (ii) have a minimum three-month average daily dollar trading volume of $1 million, (iii) be classified within the consumer discretionary sector by Dorsey Wright’s proprietary industry classification system and (iv) be common stocks or REITs.

The Index Provider assigns a relative strength score to each eligible security based on the security’s upward price movements relative to a representative market benchmark index. The Index Provider ranks the eligible securities by their relative strength score, selects at least 30 securities with the greatest scores for inclusion in the Underlying Index and then weights each component security based on its relative strength score. Securities with higher scores receive larger weights.

The Underlying Index is rebalanced effective after the close of the last trading day in March, June, September and December. At each rebalance, the Index Provider ensures that all securities with weights greater than 5% of the Underlying Index, in the aggregate, do not exceed 25% of the weight of the Underlying Index. Component securities that cease to remain eligible for inclusion in the Underlying Index are removed and are not replaced until the next quarterly rebalance. The Fund is rebalanced and reweighted in accordance with the Underlying Index.

Dorsey Wright® Consumer Staples Technical Leaders Index (Invesco DWA Consumer Staples Momentum ETF)

The Underlying Index for the Invesco DWA Consumer Staples Momentum ETF is a modified equal-weight index that includes securities within the consumer staples sector that demonstrate powerful relative strength characteristics. Such securities are selected for the Underlying Index pursuant to Dorsey Wright’s proprietary methodology, which emphasizes a security’s momentum and takes into account, among other factors, the performance of each of the companies in the eligible universe as compared to benchmark indices.

The Index Provider selects components from an eligible universe of securities that trade on U.S. exchanges. Eligible securities must (i) be one of the 2,000 largest constituents by market capitalization within the NASDAQ US Benchmark Index, (ii) have a minimum three-month average daily dollar trading volume of $1 million, (iii) be classified within the consumer staples sector by Dorsey Wright’s proprietary industry classification system and (iv) be common stocks or REITs.

The Index Provider assigns a relative strength score to each eligible security based on the security’s upward price movements relative to a representative market benchmark index. The Index Provider ranks the eligible securities by their relative strength score, selects at least 30 securities with the greatest scores for inclusion in the Underlying Index and then weights each component security based on its relative strength score. Securities with higher scores receive larger weights.

The Underlying Index is rebalanced effective after the close of the last trading day in March, June, September and December. At each rebalance, the Index Provider ensures that all securities with weights greater than 5% of the Underlying Index, in the aggregate, do not exceed 25% of the weight of the Underlying Index. Component securities that cease to remain eligible for inclusion in the Underlying Index are removed and are not replaced until the next quarterly rebalance. The Fund is rebalanced and reweighted in accordance with the Underlying Index.

Dorsey Wright® Energy Technical Leaders Index (Invesco DWA Energy Momentum ETF)

The Underlying Index for the Invesco DWA Energy Momentum ETF is a modified equal-weight index that includes securities within the energy sector that demonstrate powerful relative strength characteristics. Such securities are selected for the Underlying Index pursuant to Dorsey Wright’s proprietary methodology, which emphasizes a security’s momentum and takes into account, among other factors, the performance of each of the companies in the eligible universe as compared to benchmark indices.

The Index Provider selects components from an eligible universe of securities that trade on U.S. exchanges. Eligible securities must (i) be one of the 2,000 largest constituents by market capitalization within the NASDAQ US Benchmark Index, (ii) have a minimum three-month average daily dollar trading volume of $1 million, (iii) be classified within the energy sector by Dorsey Wright’s proprietary industry classification system and (iv) be common stocks or REITs.

The Index Provider assigns a relative strength score to each eligible security based on the security’s upward price movements relative to a representative market benchmark index. The Index Provider ranks the eligible securities by their relative strength score, selects at least 30 securities with the greatest scores for inclusion in the Underlying Index and then weights each component security based on its relative strength score. Securities with higher scores receive larger weights.

329

The Underlying Index is rebalanced effective after the close of the last trading day in March, June, September and December. At each rebalance, the Index Provider ensures that all securities with weights greater than 5% of the Underlying Index, in the aggregate, do not exceed 25% of the weight of the Underlying Index. Component securities that cease to remain eligible for inclusion in the Underlying Index are removed and are not replaced until the next quarterly rebalance. The Fund is rebalanced and reweighted in accordance with the Underlying Index.

Dorsey Wright® Financials Technical Leaders Index (Invesco DWA Financial Momentum ETF)

The Underlying Index for the Invesco DWA Financial Momentum ETF is a modified equal-weight index that includes securities within the financial sector that demonstrate powerful relative strength characteristics. Such securities are selected for the Underlying Index pursuant to Dorsey Wright’s proprietary methodology, which emphasizes a security’s momentum and takes into account, among other factors, the performance of each of the companies in the eligible universe as compared to benchmark indices.

The Index Provider selects components from an eligible universe of securities that trade on U.S. exchanges. Eligible securities must (i) be one of the 2,000 largest constituents by market capitalization within the NASDAQ US Benchmark Index, (ii) have a minimum three-month average daily dollar trading volume of $1 million, (iii) be classified within the financials sector by Dorsey Wright’s proprietary industry classification system and (iv) be common stocks or REITs.

The Index Provider assigns a relative strength score to each eligible security based on the security’s upward price movements relative to a representative market benchmark index. The Index Provider ranks the eligible securities by their relative strength score, selects at least 30 securities with the greatest scores for inclusion in the Underlying Index and then weights each component security based on its relative strength score. Securities with higher scores receive larger weights.

The Underlying Index is rebalanced effective after the close of the last trading day in March, June, September and December. At each rebalance, the Index Provider ensures that all securities with weights greater than 5% of the Underlying Index, in the aggregate, do not exceed 25% of the weight of the Underlying Index. Component securities that cease to remain eligible for inclusion in the Underlying Index are removed and are not replaced until the next quarterly rebalance. The Fund is rebalanced and reweighted in accordance with the Underlying Index.

Dorsey Wright® Healthcare Technical Leaders Index (Invesco DWA Healthcare Momentum ETF)

The Underlying Index for the Invesco DWA Healthcare Momentum ETF is a modified equal-weight index that includes securities within the healthcare sector that demonstrate powerful relative strength characteristics. Such securities are selected for the Underlying Index pursuant to Dorsey Wright’s proprietary methodology, which emphasizes a security’s momentum and takes into account, among other factors, the performance of each of the companies in the eligible universe as compared to benchmark indices.

The Index Provider selects components from an eligible universe of securities that trade on U.S. exchanges. Eligible securities must (i) be one of the 2,000 largest constituents by market capitalization within the NASDAQ US Benchmark Index, (ii) have a minimum three-month average daily dollar trading volume of $1 million, (iii) be classified within the healthcare sector by Dorsey Wright’s proprietary industry classification system and (iv) be common stocks or REITS.

The Index Provider assigns a relative strength score to each eligible security based on the security’s upward price movements relative to a representative market benchmark index. The Index Provider ranks the eligible securities by their relative strength score, selects at least 30 securities with the greatest scores for inclusion in the Underlying Index and then weights each component security based on its relative strength score. Securities with higher scores receive larger weights.

The Underlying Index is rebalanced effective after the close of the last trading day in March, June, September and December. At each rebalance, the Index Provider ensures that all securities with weights greater than 5% of the Underlying Index, in the aggregate, do not exceed 25% of the weight of the Underlying Index. Component securities that cease to remain eligible for inclusion in the Underlying Index are removed and are not replaced until the next quarterly rebalance. The Fund is rebalanced and reweighted in accordance with the Underlying Index.

Dorsey Wright® Industrials Technical Leaders Index (Invesco DWA Industrials Momentum Portfolio)

The Underlying Index for the Invesco DWA Industrials Momentum ETF is a modified equal-weight index that includes securities within the industrials sector that demonstrate powerful relative strength characteristics. Such securities are selected for the Underlying Index pursuant to Dorsey Wright’s proprietary methodology, which emphasizes a security’s momentum and takes into account, among other factors, the performance of each of the companies in the eligible universe as compared to benchmark indices.

The Index Provider selects components from an eligible universe of securities that trade on U.S. exchanges. Eligible securities must (i) be one of the 2,000 largest constituents by market capitalization within the NASDAQ US Benchmark Index, (ii) have a minimum three-month average daily dollar trading volume of $1 million, (iii) be classified within the industrials sector by Dorsey Wright’s proprietary industry classification system and (iv) be common stocks or REITs.

The Index Provider assigns a relative strength score to each eligible security based on the security’s upward price movements relative to a representative market benchmark index. The Index Provider ranks the eligible securities by their relative strength score, selects at least 30 securities with the greatest scores for inclusion in the Underlying Index and then weights each component security based on its relative strength score. Securities with higher scores receive larger weights.

The Underlying Index is rebalanced effective after the close of the last trading day in March, June, September and December. At

330

each rebalance, the Index Provider ensures that all securities with weights greater than 5% of the Underlying Index, in the aggregate, do not exceed 25% of the weight of the Underlying Index. Component securities that cease to remain eligible for inclusion in the Underlying Index are removed and are not replaced until the next quarterly rebalance. The Fund is rebalanced and reweighted in accordance with the Underlying Index.

Dorsey Wright® NASDAQ Technical Leaders Index (Invesco DWA NASDAQ Momentum ETF)

The Underlying Index for the Invesco DWA NASDAQ Momentum ETF is a modified market capitalization weighted index that includes securities that demonstrate powerful relative strength characteristics. Such securities are selected for the Underlying Index pursuant to Dorsey Wright’s proprietary methodology, which emphasizes a security’s momentum and takes into account, among other factors, the performance of each of the companies in the eligible universe as compared to benchmark indices.

The Index Provider selects components from an eligible universe of approximately 1,000 of the largest capitalization companies whose securities are included within the NASDAQ US Benchmark Index, except American Depositary Receipts (“ADRs”) and trade on The Nasdaq Stock Market (“NASDAQ”). Eligible securities must also have a minimum three-month average daily dollar trading volume of $1 million and be common stocks, REITs or ADRs.

The Index Provider assigns a relative strength score to each eligible security based on the security’s upward price movements relative to a representative market benchmark index. The Index Provider then ranks the eligible securities by their relative strength score, selects approximately 100 securities with the greatest scores for inclusion in the Underlying Index and then weights each component security based on its relative strength score. Securities with higher scores receive larger weights.

The Underlying Index is rebalanced effective after the close of the last trading day in March, June, September and December. At each rebalance, the Index Provider ensures that all securities with weights greater than 5% of the Underlying Index, in the aggregate, do not exceed 25% of the weight of the Underlying Index. Component securities that cease to remain eligible for inclusion in the Underlying Index are removed and are not replaced until the next quarterly rebalance. The Fund is rebalanced and reweighted in accordance with the Underlying Index.

Dorsey Wright® Technical Leaders Index (Invesco DWA Momentum ETF)

The Underlying Index for the Invesco DWA Momentum ETF is a modified equal-weight index that includes securities that demonstrate powerful relative strength characteristics. Such securities are selected for the Underlying Index pursuant to Dorsey Wright’s proprietary methodology, which emphasizes a security’s momentum and takes into account, among other factors, the performance of each of the companies in the eligible universe as compared to benchmark indices.

The Index Provider selects components from an eligible universe of securities that trade on U.S. exchanges. Eligible securities must be one of the 1,000 largest securities by market capitalization within the NASDAQ US Benchmark Index and have a minimum three-month average daily dollar trading volume of $1 million and be common stocks or REITs.

The Index Provider assigns a relative strength score to each eligible security based on the security’s upward price movements relative to a representative market benchmark index. The Index Provider then ranks the eligible securities by their relative strength score, selects approximately 100 securities with the greatest scores for inclusion in the Underlying Index and then weights each component security based on its relative strength score. Securities with higher scores receive larger weights.

The Underlying Index is rebalanced effective after the close of the last trading day in March, June, September and December. At each rebalance, the Index Provider ensures that all securities with weights greater than 5% of the Underlying Index, in the aggregate, do not exceed 25% of the weight of the Underlying Index. Component securities that cease to remain eligible for inclusion in the Underlying Index are removed and are not replaced until the next quarterly rebalance. The Fund is rebalanced and reweighted in accordance with the Underlying Index.

Dorsey Wright® Technology Technical Leaders Index (Invesco DWA Technology Momentum ETF)

The Underlying Index for the Invesco DWA Technology Momentum ETF is a modified equal-weight index that includes securities within the technology sector that demonstrate powerful relative strength characteristics. Such securities are selected for the Underlying Index pursuant to Dorsey Wright’s proprietary methodology, which emphasizes a security’s momentum and takes into account, among other factors, the performance of each of the companies in the eligible universe as compared to benchmark indices.

The Index Provider selects components from an eligible universe of securities that trade on U.S. exchanges. Eligible securities must (i) be one of the 2,000 largest constituents by market capitalization within the NASDAQ US Benchmark Index, (ii) have a minimum three-month average daily dollar trading volume of $1 million, (iii) be classified within the technology sector by Dorsey Wright’s proprietary industry classification system and (iv) be common stocks or REITs.

The Index Provider assigns a relative strength score to each eligible security based on the security’s upward price movements relative to a representative market benchmark index. The Index Provider ranks the eligible securities by their relative strength score, selects at least 30 securities with the greatest scores for inclusion in the Underlying Index and then weights each component security based on its relative strength score. Securities with higher scores receive larger weights.

The Underlying Index is rebalanced effective after the close of the last trading day in March, June, September and December. At each rebalance, the Index Provider ensures that all securities with

331

weights greater than 5% of the Underlying Index, in the aggregate, do not exceed 25% of the weight of the Underlying Index. Component securities that cease to remain eligible for inclusion in the Underlying Index are removed and are not replaced until the next quarterly rebalance. The Fund is rebalanced and reweighted in accordance with the Underlying Index.

Dorsey Wright® Utilities Technical Leaders Index (Invesco DWA Utilities Momentum ETF)

The Underlying Index for the Invesco DWA Utilities Momentum ETF is a modified equal-weight index that includes securities within the utilities sector that demonstrate powerful relative strength characteristics. Such securities are selected for the Underlying Index pursuant to Dorsey Wright’s proprietary methodology, which emphasizes a security’s momentum and takes into account, among other factors, the performance of each of the companies in the eligible universe as compared to benchmark indices.

The Index Provider selects components from an eligible universe of securities that trade on U.S. exchanges. Eligible securities must (i) be one of the 2,000 largest constituents by market capitalization within the NASDAQ US Benchmark Index, (ii) have a minimum three-month average daily dollar trading volume of $1 million, (iii) be classified within the utilities staples by Dorsey Wright’s proprietary industry classification system and (iv) be common stocks or REITs.

The Index Provider assigns a relative strength score to each eligible security based on the security’s upward price movements relative to a representative market benchmark index. The Index Provider ranks the eligible securities by their relative strength score, selects approximately 30 securities with the greatest scores for inclusion in the Underlying Index and then weights each component security based on its relative strength score. Securities with higher scores receive larger weights.

The Underlying Index is rebalanced effective after the close of the last trading day in March, June, September and December. At each rebalance, the Index Provider ensures that all securities with weights greater than 5% of the Underlying Index, in the aggregate, do not exceed 25% of the weight of the Underlying Index. Component securities that cease to remain eligible for inclusion in the Underlying Index are removed and are not replaced until the next quarterly rebalance. The Fund is rebalanced and reweighted in accordance with the Underlying Index.

Dow Jones Industrial Average Yield Weighted (Invesco Dow Jones Industrial Average Dividend ETF)

The Underlying Index was developed by S&P DJI. The Underlying Index is designed to provide exposure to dividend-paying equity securities of companies included in the Dow Jones Industrial Average™, which is a price-weighted index of 30 U.S. companies. The following criteria are used to select securities for the Dow Jones Industrial Average™: (a) the company is a constituent of the S&P 500® Index, excluding companies classified as a utility or in the transportation business; (b) the company has an excellent reputation in its field; (c) the company has demonstrated sustained growth; and (d) there is wide interest among individual and institutional investors. The Underlying Index is calculated using a yield-weighted methodology that weights all dividend-paying constituents of the Dow Jones Industrial Average™ by their twelve-month dividend yield over the prior twelve months.

The Underlying Index is rebalanced semi-annually and any changes are effective after the close of trading on the third Friday in March and September. The reference dates are the last trading days of February and August.

Between semi-annual rebalances, any constituent security that is removed from the Dow Jones Industrial Average™ will be simultaneously removed from the Underlying Index. If a constituent security eliminates its dividend, the security will be removed from the Underlying Index after the close of trading on the subsequent third Friday of March, June, September or December. No additions are made to the Underlying Index between rebalances, except in the case of a spin-off.

A S&P Dow Jones Indices’ Committee meets at least once within any 12-month period to review the methodology. Any changes to the methodology will be publicly disclosed five days prior to implementation. All methodology changes, as well as the current version of the methodology, are available at www.spindices.com.

The Fund is rebalanced in accordance with the Underlying Index.

Dynamic Biotech & Genome IntellidexSM Index (Invesco Dynamic Biotechnology & Genome ETF)

The Dynamic Biotech & Genome IntellidexSM Index is composed of stocks of 30 U.S. biotechnology and genome companies. These companies are principally engaged in the research, development, manufacture, marketing and distribution of various biotechnological products, services and processes, and are companies that benefit significantly from scientific and technological advances in biotechnology and genetic engineering and research. These companies may include: biopharmaceutical companies that actively participate in the research and development, animal testing and partial human testing phases of drug development, typically using biotechnological techniques that required the use of living organisms, cells and/or components of cells; outsourced services companies that utilize drug delivery technologies in the development of therapeutics for the biopharmaceutical industry or provide biopharmaceutical companies with novel biological targets and drug leads; and scientific products such as bio-analytical instruments, reagents, and chemicals. Strictly in accordance with its guidelines and mandated procedures, ICE Data Indices, LLC (“ICE Data”) includes biotechnology and genome stocks from the 2,000 largest U.S. stocks (by market capitalization) traded on the New York Stock Exchange (“NYSE”), NYSE American and NASDAQ. ICE Data ranks the stocks for investment potential based on a score (“Model Score”) developed from a proprietary ICE Data Intellidex model. ICE Data defines the universe of companies in the Underlying Intellidex using the FactSet Revere Hierarchy provided by Factset Research Systems Inc. to help identify those companies that have significant operations in the industry group (the “Biotech & Genome Group Universe”). ICE Data further divides stocks within the Biotech & Genome Group Universe into two market capitalization groups, larger and smaller (the

332

“Sub-Groups”). The Intellidex Provider splits stocks in the Biotech & Genome Group Universe into quintiles based on market capitalization. Larger stocks are defined by inclusion in the top quintile and smaller stocks are included in the bottom quintile. Within the Biotech & Genome Group Universe, ICE Data identifies a defined number of the top-ranked larger and smaller stocks for inclusion in the Underlying Intellidex and equally weights the included stocks within their Sub-Groups. The Intellidex Provider predetermines the number of stocks included from the Biotech & Genome Group Universe as follows:

(a)	The Underlying Intellidex includes 30 stocks from the Biotech & Genome Group Universe based on their Model Score as follows:

i.

ICE Data includes eight of the top-ranked relatively larger stocks, which collectively receive 40% of the total Underlying Intellidex weight (each larger stock receives on average 5%). The eight component stocks with the best Model Score in the Sub-Group are included.

ii.

ICE Data includes 22 of the top-ranked relatively smaller stocks, which collectively receive 60% of the total Underlying Intellidex weight (each smaller stock receives on average 2.73%). The 22 component stocks with the best Model Score in the Sub-Group are included.

(b)

In the event that the Biotech & Genome Group Universe consists of less than 50 stocks at the time of a quarterly review, ICE Data includes the 30 component stocks with the best Model Score in the Biotech & Genome Group Universe, and determines the weighting for the 30 stocks as follows:

i.	ICE Data includes the eight largest stocks by market capitalization, which collectively receive 40% of the total Underlying Intellidex weight (each of the eight largest stocks receives on average 5%).

ii.	Twenty two of the top-ranked relatively smaller stocks are selected and collectively receive 60% of the total Underlying Intellidex weight (each of the 22 smaller stocks receives on average 2.73%).

The Intellidex Provider rebalances the Underlying Intellidex after the close of trading on the second business day following the last Friday of February, May, August and November. The Fund is rebalanced in accordance with the Underlying Intellidex.

Dynamic Building & Construction IntellidexSM Index (Invesco Dynamic Building & Construction ETF)

The Dynamic Building & Construction IntellidexSM Index is composed of stocks of 30 U.S. building and construction companies that are primarily engaged in providing construction and related engineering services for building and remodeling residential properties, commercial or industrial buildings, or working on large-scale infrastructure projects, such as highways, tunnels, bridges, dams, power lines and airports. These companies also may include manufacturers of building materials for home improvement and general construction projects and specialized machinery used for building and construction; companies which provide installation, maintenance or repair work; and land developers. Strictly in accordance with its guidelines and mandated procedures, ICE Data includes building and construction stocks from the 2,000 largest U.S. stocks (by market capitalization) traded on the NYSE, NYSE American and NASDAQ. ICE Data ranks the stocks for investment potential based on a score (“Model Score”) developed from a proprietary ICE Data Intellidex model. ICE Data defines the universe of companies in the Underlying Intellidex using the FactSet Revere Hierarchy provided by Factset Research Systems Inc. to help identify those companies that have significant operations in the industry group (the “Building & Construction Industry Group Universe”). ICE Data further divides stocks within the Building & Construction Industry Group Universe into two market capitalization groups, larger and smaller (the “Sub-Groups”). The Intellidex Provider splits stocks in the Building & Construction Industry Group Universe into quintiles based on market capitalization. Larger stocks are defined by inclusion in the top quintile and smaller stocks are included in the bottom quintile. Within the Building & Construction Industry Group Universe, ICE Data identifies a defined number of the top-ranked larger and smaller stocks for inclusion in the Underlying Intellidex and equally weights the included stocks within their Sub-Groups. The Intellidex Provider predetermines the number of stocks included from the Building & Construction Industry Group Universe as follows:

(a)	The Underlying Intellidex includes 30 stocks from the Building & Construction Industry Group Universe based on their Model Score as follows:

i.

ICE Data includes eight of the top-ranked relatively larger stocks, which collectively receive 40% of the total Underlying Intellidex weight (each larger stock receives on average 5%). The eight component stocks with the best Model Score in the Sub-Group are included.

ii.

ICE Data includes 22 of the top-ranked relatively smaller stocks, which collectively receive 60% of the total Underlying Intellidex weight (each smaller stock receives on average 2.73%). The 22 component stocks with the best Model Score in the Sub-Group are included.

(b)

In the event that the Building & Construction Industry Group Universe consists of less than 50 stocks at the time of a quarterly review, ICE Data includes the 30 component stocks with the best Model Score in the Building & Construction Industry Group Universe, and determines the weighting for the 30 stocks as follows:

i.	ICE Data includes the eight largest stocks by market capitalization, which collectively receive 40% of the total Underlying Intellidex weight (each of the eight largest stocks receives on average 5%).

ii.	Twenty two of the top-ranked relatively smaller stocks are selected and collectively receive 60% of the total Underlying Intellidex weight (each of the 22 smaller stocks receives on average 2.73%).

The Intellidex Provider rebalances the Underlying Intellidex after the close of trading on the second business day following the last Friday of February, May, August and November. The Fund is rebalanced in accordance with the Underlying Intellidex.

Dynamic Energy Exploration & Production IntellidexSM Index (Invesco Dynamic Energy Exploration & Production ETF)

The Dynamic Energy Exploration & Production IntellidexSM Index is composed of stocks of 30 U.S. companies involved in the

333

exploration and production of natural resources used to produce energy. These companies are engaged principally in exploration, extraction and production of crude oil and natural gas from land-based or offshore wells. Strictly in accordance with its guidelines and mandated procedures, ICE Data includes energy exploration and production stocks from the 2,000 largest U.S. stocks (by market capitalization) traded on the NYSE, NYSE American and NASDAQ. ICE Data ranks the stocks for investment potential based on a score (“Model Score”) developed from a proprietary ICE Data Intellidex model. ICE Data defines the universe of companies in the Underlying Intellidex using the FactSet Revere Hierarchy provided by Factset Research Systems Inc. to help identify those companies that have significant operations in the industry group (the “Energy Exploration & Production Industry Group Universe”). ICE Data further divides stocks within the Energy Exploration & Production Industry Group Universe into two market capitalization groups, larger and smaller (the “Sub-Groups”). The Intellidex Provider splits stocks in the Energy Exploration & Production Industry Group Universe into quintiles based on market capitalization. Larger stocks are defined by inclusion in the top quintile and smaller stocks are included in the bottom quintile. Within the Energy Exploration & Production Industry Group Universe, ICE Data identifies a defined number of the top-ranked larger and smaller stocks for inclusion in the Underlying Intellidex and equally weights the included stocks within their Sub-Groups. The Intellidex Provider predetermines the number of stocks included from the Energy Exploration & Production Industry Group Universe as follows:

(a)	The Underlying Intellidex includes 30 stocks from the Energy Exploration & Production Industry Group Universe based on their Model Score as follows:

i.

ICE Data includes eight of the top-ranked relatively larger stocks, which collectively receive 40% of the total Underlying Intellidex weight (each larger stock receives on average 5%). The eight component stocks with the best Model Score in the Sub-Group are included.

ii.

ICE Data includes 22 of the top-ranked relatively smaller stocks, which collectively receive 60% of the total Underlying Intellidex weight (each smaller stock receives on average 2.73%). The 22 component stocks with the best Model Score in the Sub-Group are included.

(b)

In the event that the Energy Exploration & Production Industry Group Universe consists of less than 50 stocks at the time of a quarterly review, ICE Data includes the 30 component stocks with the best Model Score in the Energy Exploration & Production Industry Group Universe, and determines the weighting for the 30 stocks as follows:

i.	ICE Data includes the eight largest stocks by market capitalization, which collectively receive 40% of the total Underlying Intellidex weight (each of the eight largest stocks receives on average 5%).

ii.	Twenty two of the top-ranked relatively smaller stocks are selected and collectively receive 60% of the total Underlying Intellidex weight (each of the 22 smaller stocks receives on average 2.73%).

The Intellidex Provider rebalances the Underlying Intellidex after the close of trading on the second business day following the last

Friday of February, May, August and November. The Fund is rebalanced in accordance with the Underlying Intellidex.

Dynamic Food & Beverage IntellidexSM Index (Invesco Dynamic Food & Beverage ETF)

The Dynamic Food & Beverage IntellidexSM Index is composed of stocks of 30 U.S. food and beverage companies that are engaged principally in the manufacture, sale or distribution of food and beverage products, agricultural products and products related to the development of new food technologies. Strictly in accordance with its guidelines and mandated procedures, ICE Data includes food and beverage stocks from the 2,000 largest U.S. stocks (by market capitalization) traded on the NYSE, NYSE American and NASDAQ. ICE Data ranks the stocks for investment potential based on a score (“Model Score”) developed from a proprietary ICE Data Intellidex model. ICE Data defines the universe of companies in the Underlying Intellidex using the FactSet Revere Hierarchy provided by Factset Research Systems Inc. to help identify those companies that have significant operations in the industry group (the “Food & Beverage Group Universe”). ICE Data further divides stocks within the Food & Beverage Group Universe into two market capitalization groups, larger and smaller (the “Sub-Groups”). The Intellidex Provider splits stocks in the Food & Beverage Group Universe into quintiles based on market capitalization. Larger stocks are defined by inclusion in the top quintile and smaller stocks are included in the bottom quintile. Within the Food & Beverage Group Universe, ICE Data identifies a defined number of the top-ranked larger and smaller stocks for inclusion in the Underlying Intellidex and equally weights the included stocks within their Sub-Groups. The Intellidex Provider predetermines the number of stocks included from the Food & Beverage Group Universe as follows:

(a)	The Underlying Intellidex includes 30 stocks from the Food & Beverage Group Universe based on their Model Score as follows:

i.

ICE Data includes eight of the top-ranked relatively larger stocks, which collectively receive 40% of the total Underlying Intellidex weight (each larger stock receives on average 5%). The eight component stocks with the best Model Score in the Sub-Group are included.

ii.

ICE Data includes 22 of the top-ranked relatively smaller stocks, which collectively receive 60% of the total Underlying Intellidex weight (each smaller stock receives on average 2.73%). The 22 component stocks with the best Model Score in the Sub-Group are included.

(b)

In the event that the Food & Beverage Group Universe consists of less than 50 stocks at the time of a quarterly review, ICE Data includes the 30 component stocks with the best Model Score in the Food & Beverage Group Universe, and determines the weighting for the 30 stocks as follows:

i.	ICE Data includes the eight largest stocks by market capitalization, which collectively receive 40% of the total Underlying Intellidex weight (each of the eight largest stocks receives on average 5%).

ii.	Twenty two of the top-ranked relatively smaller stocks are selected and collectively receive 60% of the total Underlying Intellidex weight (each of the 22 smaller stocks receives on average 2.73%).

334

The Intellidex Provider rebalances the Underlying Intellidex after the close of trading on the second business day following the last Friday of February, May, August and November. The Fund is rebalanced in accordance with the Underlying Intellidex.

Dynamic Large Cap Growth IntellidexSM Index (Invesco Dynamic Large Cap Growth ETF)

The Dynamic Large Cap Growth IntellidexSM Index is composed of 50 large capitalization U.S. growth stocks that, strictly in accordance with its guidelines and mandated procedures, ICE Data includes principally on the basis of their investment potential. ICE Data ranks the 2,000 largest U.S. stocks (by market capitalization) traded on the NYSE, NYSE American and NASDAQ for investment potential based on a score (“Model Score”) developed from a proprietary ICE Data Intellidex model. ICE Data then divides the universe of companies into groups based on size, style and sub-size in the following manner:

(a)

ICE Data segregates the universe of stocks into three size groups: large cap, mid cap and small cap. ICE Data considers the 250 largest stocks to be large cap, it considers the next 750 largest to be mid cap and it considers the remaining 1,000 stocks to be small cap.

(b)

ICE Data divides large cap stocks into growth stocks and value stocks. ICE Data bases a stock’s characterization as growth or value on a multi-factor methodology. ICE Data then divides the large cap growth universe into two sub-groups based on market capitalization. The Intellidex Provider selects 15 stocks with the best Model Score in the large market capitalization sub-group for inclusion in the Underlying Intellidex, except that any component stock which is currently included in the Underlying Intellidex is not removed unless its Model Score falls below that of the 18th ranked stock in the sub-group. Each of these 15 stocks receive on average 3.3% of the weight of the Underlying Intellidex.

(c)

ICE Data selects 35 stocks with the best Model Score in the smaller market capitalization sub-group for inclusion in the Underlying Intellidex, except that any component stock that is currently included in the Underlying Intellidex is not removed unless its Model Score falls below that of the 42nd ranked stock in the sub-group. Each of these 35 stocks receive on average 1.4% of the weight of the Underlying Intellidex

The Intellidex Provider rebalances the Underlying Intellidex after the close of trading on the second business day following the last Friday of February, May, August and November. The Fund is rebalanced in accordance with the Underlying Intellidex.

Dynamic Large Cap Value IntellidexSM Index (Invesco Dynamic Large Cap Value ETF)

The Dynamic Large Cap Value IntellidexSM Index is composed of 50 large capitalization U.S. value stocks that, strictly in accordance with its guidelines and mandated procedures, ICE Data includes principally on the basis of their investment potential. ICE Data ranks the 2,000 largest U.S. stocks (by market capitalization) traded on the NYSE, NYSE American and NASDAQ for investment potential based on a score (“Model Score”) developed from a proprietary ICE Data Intellidex model. The Intellidex Provider then divides the universe of companies into groups based on size, style and sub-size in the following manner:

(a)

ICE Data segregates the universe of stocks into three size groups: large cap, mid cap and small cap. ICE Data considers the 250 largest stocks to be large cap, it considers the next 750 largest to be mid cap and it considers the remaining 1,000 stocks to be small cap.

(b)

ICE Data divides large cap stocks into growth stocks and value stocks. ICE Data bases a stock’s characterization as growth or value on a multi-factor methodology. ICE Data then divides the large cap value universe into two sub-groups based on market capitalization. The Intellidex Provider selects 15 stocks with the best Model Score in the large market capitalization sub-group for inclusion in the Underlying Intellidex, except that any component stock which is currently included in the Underlying Intellidex is not removed unless its Model Score falls below that of the 18th ranked stock in the sub-group. Each of these 15 stocks receive on average 3.3% of the weight of the Underlying Intellidex.

(c)

ICE Data selects 35 stocks with the best Model Score in the small market capitalization sub-group for inclusion in the Underlying Intellidex, except that any component stock that is currently included in the Underlying Intellidex is not removed unless its Model Score falls below that of the 42nd ranked stock in the sub-group. Each of these 35 stocks receive on average 1.4% of the weight of the Underlying Intellidex.

The Intellidex Provider rebalances the Underlying Intellidex after the close of trading on the second business day following the last Friday of February, May, August and November. The Fund is rebalanced in accordance with the Underlying Intellidex.

Dynamic Leisure & Entertainment IntellidexSM Index (Invesco Dynamic Leisure and Entertainment ETF)

The Dynamic Leisure & Entertainment IntellidexSM Index is composed of stocks of 30 U.S. leisure and entertainment companies that are engaged principally in the design, production or distribution of goods or services in the leisure and entertainment industries. Strictly in accordance with its guidelines and mandated procedures, ICE Data includes leisure and entertainment stocks from the 2,000 largest U.S. stocks (by market capitalization) traded on the NYSE, NYSE American and NASDAQ. ICE Data ranks the stocks for investment potential based on a score (“Model Score”) developed from a proprietary ICE Data Intellidex model. ICE Data defines the universe of companies in the Underlying Intellidex using the FactSet Revere Hierarchy provided by Factset Research Systems Inc. to help identify those companies that have significant operations in the industry group (the “Leisure and Entertainment Group Universe”). ICE Data further divides stocks within the Leisure and Entertainment Group Universe into two market capitalization groups, larger and smaller (the “Sub-Groups”). The Intellidex Provider splits stocks in the Leisure and Entertainment Group Universe into quintiles based on market capitalization. Larger stocks are defined by inclusion in the top quintile and smaller stocks are included in the bottom quintile. Within the Leisure and Entertainment Group Universe, ICE Data identifies a defined number of the top-ranked larger and smaller stocks for inclusion in

335

the Underlying Intellidex and equally weights the included stocks within their Sub-Groups. The Intellidex Provider predetermines the number of stocks included from the Leisure and Entertainment Group Universe as follows:

(a)	The Underlying Intellidex includes 30 stocks from the Leisure and Entertainment Group Universe based on their Model Score as follows:

i.

ICE Data includes eight of the top-ranked relatively larger stocks, which collectively receive 40% of the total Underlying Intellidex weight (each larger stock receives on average 5%). The eight component stocks with the best Model Score in the Sub-Group are included.

ii.

ICE Data includes 22 of the top-ranked relatively smaller stocks, which collectively receive 60% of the total Underlying Intellidex weight (each smaller stock receives on average 2.73%). The 22 component stocks with the best Model Score in the Sub-Group are included.

(b)

In the event that the Leisure and Entertainment Group Universe consists of less than 50 stocks at the time of a quarterly review, ICE Data includes the 30 component stocks with the best Model Score in the Leisure and Entertainment Group Universe, and determines the weighting for the 30 stocks as follows:

i.	ICE Data includes the eight largest stocks by market capitalization, which collectively receive 40% of the total Underlying Intellidex weight (each of the eight largest stocks receives on average 5%).

ii.	Twenty two of the top-ranked relatively smaller stocks are selected and collectively receive 60% of the total Underlying Intellidex weight (each of the 22 smaller stocks receives on average 2.73%).

The Intellidex Index Provider rebalances the Underlying Intellidex after the close of trading on the second business day following the last Friday of February, May, August and November. The Fund is rebalanced in accordance with the Underlying Intellidex.

Dynamic Market IntellidexSM Index (Invesco Dynamic Market ETF)

The selection methodology of the Dynamic Market IntellidexSM Index identifies and selects companies from the U.S. marketplace based on ICE Data’s proprietary quantitative method. Stocks are selected from the top of each sector and size category in a manner designed to produce an index with sector and size dispersion similar to the overall broad market. ICE Data includes stocks in the Underlying lntellidex strictly in accordance with its guidelines and mandated procedures. The Underlying Intellidex uses market-like sector weightings and market-capitalization groupings in seeking to produce a sector and size dispersion similar to the overall broad market. The Intellidex Provider ranks the 2,000 largest U.S. stocks (by market capitalization) traded on the NYSE, NYSE American and NASDAQ for investment potential based on a score (“Model Score”) developed from a proprietary ICE Data Intellidex model. ICE Data ranks companies quarterly, based on a variety of criteria, including price momentum, earnings momentum, quality, management action, and value factors, and then sorts them based on their cumulative score on the above criteria. The Intellidex Provider then selects

100 companies from the top of each sector and size category in the following manner:

(a)	ICE Data divides the universe of stocks into 10 economic sectors.

(b)	ICE Data divides stocks within each sector into two market-capitalization groupings: large and mid/small.

(c)

ICE Data selects a defined number of the top ranked large and mid/small stocks within each sector. The number of stocks selected within a sector is predetermined and based on the percentage of the overall market represented by such sector.

i.	ICE Data allocates 70% of the weight to 30 large-capitalization stocks across the sectors.

ii.	ICE Data allocates 30% of the weight to 70 mid/small-capitalization stocks across the sectors.

The Intellidex Provider rebalances the Underlying Intellidex after the close of trading on the second business day following the last Friday of February, May, August and November. The Fund is rebalanced in accordance with the Underlying Intellidex.

Dynamic Media IntellidexSM Index (Invesco Dynamic Media ETF)

The Dynamic Media IntellidexSM Index is composed of stocks of 30 U.S. media companies that are engaged principally in the development, production, sale and distribution of goods or services used in the media industry. These companies produce and distribute information and entertainment content, and they may include: television and radio stations; broadcast and cable networks; motion picture companies; music producers; print publishers; and providers of content delivered via the Internet, as well as direct-to-home satellite services, traditional cable services, and advertising and related services. Strictly in accordance with its guidelines and mandated procedures, ICE Data includes media stocks from the 2,000 largest U.S. stocks (by market capitalization) traded on the NYSE, NYSE American and NASDAQ. ICE Data ranks the stocks for investment potential based on a score (“Model Score”) developed from a proprietary ICE Data Intellidex model. ICE Data defines the universe of companies in the Underlying Intellidex using the FactSet Revere Hierarchy provided by Factset Research Systems Inc. to help identify those companies that have significant operations in the industry group (the “Media Group Universe”). ICE Data further divides stocks within the Media Group Universe into two market capitalization groups, larger and smaller (the “Sub-Groups”). The Intellidex Provider splits stocks in the Media Group Universe into quintiles based on market capitalization. Larger stocks are defined by inclusion in the top quintile and smaller stocks are included in the bottom quintile. Within the Media Group Universe, ICE Data identifies a defined number of the top-ranked larger and smaller stocks for inclusion in the Underlying Intellidex and equally weights the included stocks within their Sub-Groups. The Intellidex Provider predetermines the number of stocks included from the Media Group Universe as follows:

(a)	The Underlying Intellidex includes 30 stocks from the Media Group Universe based on their Model Score as follows:

i	ICE Data includes eight of the top-ranked relatively larger stocks, which collectively receive 40% of the total

336

Underlying Intellidex weight (each larger stock receives on average 5%). The eight component stocks with the best Model Score in the Sub-Group are included.

ii.

ICE Data includes 22 of the top-ranked relatively smaller stocks, which collectively receive 60% of the total Underlying Intellidex weight (each smaller stock receives on average 2.73%). The 22 component stocks with the best Model Score in the Sub-Group are included.

(b)

In the event that the Media Group Universe consists of less than 50 stocks at the time of a quarterly review, ICE Data includes the 30 component stocks with the best Model Score in the Media Group Universe, and determines the weighting for the 30 stocks as follows:

i.	ICE Data includes the eight largest stocks by market capitalization, which collectively receive 40% of the total Underlying Intellidex weight (each of the eight largest stocks receives on average 5%).

ii.	Twenty two of the top-ranked relatively smaller stocks are selected and collectively receive 60% of the total Underlying Intellidex weight (each of the 22 smaller stocks receives on average 2.73%).

The Intellidex Provider rebalances the Underlying Intellidex after the close of trading on the second business day following the last Friday of February, May, August and November. The Fund is rebalanced in accordance with the Underlying Intellidex.

Dynamic Networking IntellidexSM Index (Invesco Dynamic Networking ETF)

The Dynamic Networking IntellidexSM Index is composed of stocks of 30 U.S. networking companies that are engaged principally in the development, manufacture, sale or distribution of products, services or technologies that support the flow of electronic information, including voice, data, images and commercial transactions. These companies may include communications equipment companies that offer a broad range of access, transport, and connectivity equipment and devices that span across a diverse set of markets, including enterprise networking, home networking, satellite, wireless (terrestrial), wireline wide area networking, and cable (CATV). The universe also includes companies that provide: integrated circuits specialized to facilitate communications within a network; software that enables, manages, supports, and secures enterprise networks; and equipment used to build storage networks, which are specialized, high speed networks dedicated to accessing storage data. Strictly in accordance with its guidelines and mandated procedures, ICE Data includes networking stocks from the 2,000 largest U.S. stocks (by market capitalization) traded on the NYSE, NYSE American and NASDAQ. ICE Data ranks the stocks for investment potential based on a score (“Model Score”) developed from a proprietary ICE Data Intellidex model. ICE Data defines the universe of companies in the Underlying Intellidex using the FactSet Revere Hierarchy provided by Factset Research Systems Inc. to help identify those companies that have significant operations in the industry group (the “Networking Group Universe”). ICE Data further divides stocks within the Networking Group Universe into two market capitalization groups, larger and smaller (the “Sub-Groups”). The Intellidex Provider splits stocks in the Networking Group Universe into quintiles based on market capitalization. Larger stocks are defined by inclusion in the top quintile and smaller stocks are included in the bottom quintile. Within the Networking Group Universe, ICE Data identifies a defined number of the top-ranked larger and smaller stocks for inclusion in the Underlying Intellidex and equally weights the included stocks within their Sub-Groups. The Intellidex Provider predetermines the number of stocks included from the Networking Group Universe as follows:

(a)	The Underlying Intellidex includes 30 stocks from the Networking Group Universe based on their Model Score as follows:

i.

ICE Data includes eight of the top-ranked relatively larger stocks, which collectively receive 40% of the total Underlying Intellidex weight (each larger stock receives on average 5%). The eight component stocks with the best Model Score in the Sub-Group are included.

ii.

ICE Data includes 22 of the top-ranked relatively smaller stocks, which collectively receive 60% of the total Underlying Intellidex weight (each smaller stock receives on average 2.73%). The 22 component stocks with the best Model Score in the Sub-Group are included.

(b)

In the event that the Networking Group Universe consists of less than 50 stocks at the time of a quarterly review, ICE Data includes the 30 component stocks with the best Model Score in the Networking Group Universe, and determines the weighting for the 30 stocks as follows:

i.	ICE Data includes the eight largest stocks by market capitalization, which collectively receive 40% of the total Underlying Intellidex weight (each of the eight largest stocks receives on average 5%).

ii.	Twenty two of the top-ranked relatively smaller stocks are selected and collectively receive 60% of the total Underlying Intellidex weight (each of the 22 smaller stocks receives on average 2.73%).

The Intellidex Provider rebalances the Underlying Intellidex after the close of trading on the second business day following the last Friday of February, May, August and November. The Fund is rebalanced in accordance with the Underlying Intellidex.

Dynamic Oil Services IntellidexSM Index (Invesco Dynamic Oil & Gas Services ETF)

The Dynamic Oil Services IntellidexSM Index is composed of stocks of 30 U.S. companies that assist in the production, processing and distribution of oil and gas. The Underlying Intellidex may include companies that engage in the drilling of oil and gas wells; manufacturing oil and gas field machinery and equipment; or providing services to the oil and gas industry, such as well analysis, platform and pipeline engineering and construction, logistics and transportation services, oil and gas well emergency management and geophysical data acquisition and processing. Strictly in accordance with its guidelines and mandated procedures, ICE Data includes stocks of companies that provide support for oil and gas operations from the 2,000 largest U.S. stocks (by market capitalization) traded on the NYSE, NYSE American and NASDAQ. ICE Data ranks the stocks for investment potential based on a score (“Model Score”) developed from a

337

proprietary ICE Data Intellidex model. ICE Data defines the universe of companies in the Underlying Intellidex using the FactSet Revere Hierarchy provided by Factset Research Systems Inc. to help identify those companies that have significant operations in the industry group (the “Oil Services Industry Group Universe”). ICE Data further divides stocks within the Oil Services Industry Group Universe into two market capitalization groups, larger and smaller (the “Sub-Groups”). The Intellidex Provider splits stocks in the Oil Services Industry Group Universe into quintiles based on market capitalization. Larger stocks are defined by inclusion in the top quintile and smaller stocks are included in the bottom quintile. Within the Oil Services Industry Group Universe, ICE Data identifies a defined number of the top-ranked larger and smaller stocks for inclusion in the Underlying Intellidex and equally weights the included stocks within their Sub-Groups. The Intellidex Provider predetermines the number of stocks included from the Oil Services Industry Group Universe as follows:

(a)	The Underlying Intellidex includes 30 stocks from the Oil Services Industry Group Universe based on their Model Score as follows:

i.

ICE Data includes eight of the top-ranked relatively larger stocks, which collectively receive 40% of the total Underlying Intellidex weight (each larger stock receives on average 5%). The eight component stocks with the best Model Score in the Sub-Group are included.

ii.

ICE Data includes 22 of the top-ranked relatively smaller stocks, which collectively receive 60% of the total Underlying Intellidex weight (each smaller stock receives on average 2.73%). The 22 component stocks with the best Model Score in the Sub-Group are included.

(b)

In the event that the Oil Services Industry Group Universe consists of less than 50 stocks at the time of a quarterly review, ICE Data includes the 30 component stocks with the best Model Score in the Oil Services Industry Group Universe, and determines the weighting for the 30 stocks as follows:

i.	ICE Data includes the eight largest stocks by market capitalization, which collectively receive 40% of the total Underlying Intellidex weight (each of the eight largest stocks receives on average 5%).

ii.	Twenty two of the top-ranked relatively smaller stocks are selected and collectively receive 60% of the total Underlying Intellidex weight (each of the 22 smaller stocks receives on average 2.73%).

The Intellidex Provider rebalances the Underlying Intellidex after the close of trading on the second business day following the last Friday of February, May, August and November. The Fund is rebalanced in accordance with the Underlying Intellidex.

Dynamic Pharmaceutical IntellidexSM Index (Invesco Dynamic Pharmaceuticals ETF)

The Dynamic Pharmaceutical IntellidexSM Index is composed of stocks of 30 U.S. pharmaceuticals companies that are engaged principally in the research, development, manufacture, sale or distribution of pharmaceuticals and drugs of all types. The various types of companies may include companies from the following segments of the pharmaceutical industry:

•

Big Pharmaceutical: Large, vertically integrated drug companies that actively participate in all major phases of the drug development process, including Research & Development, Animal & Human Testing, Manufacturing, and Sales & Marketing.

•

Specialty Pharmaceutical: Midsize, often vertically integrated drug companies specializing in one or two therapeutic areas using both traditional chemical techniques and biotechnological techniques (involving living organisms, cells, and/or components of cells) to develop drugs.

•	Generic Pharmaceutical: Generally midsize to small non-vertically integrated drug companies that actively participate only in the Manufacturing and sometimes Sales & Marketing of patent-expired drugs.

Strictly in accordance with its guidelines and mandated procedures, ICE Data includes pharmaceuticals stocks from the 2,000 largest U.S. stocks (by market capitalization) traded on the NYSE, NYSE American and the NASDAQ. ICE Data ranks the stocks for investment potential based on a score (“Model Score”) developed from a proprietary ICE Data Intellidex model. ICE Data defines the universe of companies in the Underlying Intellidex using the FactSet Revere Hierarchy provided by Factset Research Systems Inc. to help identify those companies that have significant operations in the industry group (the “Pharmaceutical Group Universe”). ICE Data further divides stocks within the Pharmaceutical Group Universe into two market capitalization groups, larger and smaller (the “Sub-Groups”). The Intellidex Provider splits stocks in the Pharmaceutical Group Universe into quintiles based on market capitalization. Larger stocks are defined by inclusion in the top quintile and smaller stocks are included in the bottom quintile. Within the Pharmaceuticals Group Universe, ICE Data identifies a defined number of the top-ranked larger and smaller stocks for inclusion in the Underlying Intellidex and equally weights the included stocks within their Sub-Groups. The Intellidex Provider predetermines the number of stocks included from the Pharmaceutical Group Universe as follows:

(a)	The Underlying Intellidex includes 30 stocks from the Pharmaceutical Group Universe based on their Model Score as follows:

i.

ICE Data includes eight of the top-ranked relatively larger stocks, which collectively receive 40% of the total Underlying Intellidex weight (each larger stock receives on average 5%). The eight component stocks with the best Model Score in the Sub-Group are included.

ii.

ICE Data includes 22 of the top-ranked relatively smaller stocks, which collectively receive 60% of the total Underlying Intellidex weight (each smaller stock receives on average 2.73%). The 22 component stocks with the best Model Score in the Sub-Group are included.

(b)	In the event that the Pharmaceutical Group Universe consists of less than 50 stocks at the time of a quarterly review, ICE Data includes the 30 component stocks with the best Model

338

Score in the Pharmaceutical Group Universe, and determines the weighting for the 30 stocks as follows:

i.	ICE Data includes the eight largest stocks by market capitalization, which collectively receive 40% of the total Underlying Intellidex weight (each of the eight largest stocks receives on average 5%).

ii.	Twenty two of the top-ranked relatively smaller stocks are selected and collectively receive 60% of the total Underlying Intellidex weight (each of the 22 smaller stocks receives on average 2.73%).

The Intellidex Provider rebalances the Underlying Intellidex after the close of trading on the second business day following the last Friday of February, May, August and November. The Fund is rebalanced in accordance with the Underlying Intellidex.

Dynamic Retail IntellidexSM Index (Invesco Dynamic Retail ETF)

The Dynamic Retail IntellidexSM Index is composed of stocks of 30 U.S. retailers that are engaged principally in operating general merchandise stores such as department stores, discount stores, warehouse clubs, superstores, specialty stores (including apparel, electronics, accessories and footwear stores) and home improvement and home furnishings stores. Stocks issued by dealers of motor vehicles and parts, auction houses, or rental companies may also be included in the Underlying Intellidex. Strictly in accordance with its guidelines and mandated procedures, ICE Data includes retail stocks from the 2,000 largest U.S. stocks (by market capitalization) traded on the NYSE, NYSE American and NASDAQ. ICE Data ranks the stocks for investment potential based on a score (“Model Score”) developed from a proprietary ICE Data Intellidex model. ICE Data defines the universe of companies in the Underlying Intellidex using the FactSet Revere Hierarchy provided by Factset Research Systems Inc. to help identify those companies that have significant operations in the industry group (the “Retail Industry Group Universe”). ICE Data further divides stocks within the Retail Industry Group Universe into two market capitalization groups, larger and smaller (the “Sub-Groups”). The Intellidex Provider splits stocks in the Retail Industry Group Universe into quintiles based on market capitalization. Larger stocks are defined by inclusion in the top quintile and smaller stocks are included in the bottom quintile. Within the Retail Industry Group Universe, ICE Data identifies a defined number of the top-ranked larger and smaller stocks for inclusion in the Underlying Intellidex and equally weights the included stocks within their Sub-Groups. The Intellidex Provider predetermines the number of stocks included from the Retail Industry Group Universe as follows:

(a)	The Underlying Intellidex includes 30 stocks from the Retail Industry Group Universe based on their Model Score as follows:

i.

ICE Data includes eight of the top-ranked relatively larger stocks, which collectively receive 40% of the total Underlying Intellidex weight (each larger stock receives on average 5%). The eight component stocks with the best Model Score in the Sub-Group are included.

ii.	ICE Data includes 22 of the top-ranked relatively smaller stocks, which collectively receive 60% of the total Underlying Intellidex weight (each smaller stock receives on average 2.73%). The 22 component stocks with the best Model Score in the Sub-Group are included.

(b)

In the event that the Retail Industry Group Universe consists of less than 50 stocks at the time of a quarterly review, ICE Data includes the 30 component stocks with the best Model Score in the Retail Industry Group Universe, and determines the weighting for the 30 stocks as follows:

i.	ICE Data includes the eight largest stocks by market capitalization, which collectively receive 40% of the total Underlying Intellidex weight (each of the eight largest stocks receives on average 5%).

ii.	Twenty two of the top-ranked relatively smaller stocks are selected and collectively receive 60% of the total Underlying Intellidex weight (each of the 22 smaller stocks receives on average 2.73%).

The Intellidex Provider rebalances the Underlying Intellidex after the close of trading on the second business day following the last Friday of February, May, August and November. The Fund is rebalanced in accordance with the Underlying Intellidex.

Dynamic Semiconductor IntellidexSM Index (Invesco Dynamic Semiconductors ETF)

The Dynamic Semiconductor IntellidexSM Index is composed of stocks of 30 U.S. semiconductors companies that are engaged principally in the manufacture of semiconductors. These companies manufacture semiconductors that serve as the core electronic components of a wide range of electronic equipment; make or test chips for third parties; and provide equipment or services used in the production of semiconductors and other thin film products, such as flat panel displays and thin film heads. Strictly in accordance with its guidelines and mandated procedures, ICE Data includes semiconductor stocks from the 2,000 largest U.S. stocks (by market capitalization) traded on the NYSE, NYSE American and NASDAQ. ICE Data ranks the stocks for investment potential based on a score (“Model Score”) developed from a proprietary ICE Data Intellidex model. ICE Data defines the universe of companies in the Underlying Intellidex using the FactSet Revere Hierarchy provided by Factset Research Systems Inc. to help identify those companies that have significant operations in the industry group (the “Semiconductor Group Universe”). ICE Data further divides stocks within the Semiconductor Group Universe into two market capitalization groups, larger and smaller (the “Sub-Groups”). The Intellidex Provider splits stocks in the Semiconductor Group Universe into quintiles based on market capitalization. Larger stocks are defined by inclusion in the top quintile and smaller stocks are included in the bottom quintile. Within the Semiconductors Group Universe, ICE Data identifies a defined number of the top-ranked larger and smaller stocks for inclusion in the Underlying Intellidex and equally weights the included stocks within their Sub-Groups. The Intellidex Provider predetermines the number of stocks included from the Semiconductor Group Universe as follows:

(a)	The Underlying Intellidex includes 30 stocks from the Semiconductor Group Universe based on their Model Score as follows:

i.	ICE Data includes eight of the top-ranked relatively larger stocks, which collectively receive 40% of the total

339

Underlying Intellidex weight (each larger stock receives on average 5%). The eight component stocks with the best Model Score in the Sub-Group are included.

ii.

ICE Data includes 22 of the top-ranked relatively smaller stocks, which collectively receive 60% of the total Underlying Intellidex weight (each smaller stock receives on average 2.73%). The 22 component stocks with the best Model Score in the Sub-Group are included.

(b)

In the event that the Semiconductor Group Universe consists of less than 50 stocks at the time of a quarterly review, ICE Data includes the 30 component stocks with the best Model Score in the Semiconductor Group Universe, and determines the weighting for the 30 stocks as follows:

i.	ICE Data includes the eight largest stocks by market capitalization, which collectively receive 40% of the total Underlying Intellidex weight (each of the eight largest stocks receives on average 5%).

ii.	Twenty two of the top-ranked relatively smaller stocks are selected and collectively receive 60% of the total Underlying Intellidex weight (each of the 22 smaller stocks receives on average 2.73%).

The Intellidex Provider rebalances the Underlying Intellidex after the close of trading on the second business day following the last Friday of February, May, August and November. The Fund is rebalanced in accordance with the Underlying Intellidex.

Dynamic Software IntellidexSM Index (Invesco Dynamic Software ETF)

The Dynamic Software IntellidexSM Index is composed of stocks of 30 U.S. software companies that are engaged principally in the research, design, production or distribution of products or processes that relate to software applications and systems and information-based services. These companies may include companies that design and market computer applications targeted toward various end-user markets, including home/office, design/engineering, and IT infrastructure, as well as distributors of third-party software applications, primarily to resellers, retailers, and corporations. Strictly in accordance with its guidelines and mandated procedures, ICE Data includes software stocks from the 2,000 largest U.S. stocks (by market capitalization) traded on the NYSE, NYSE American and NASDAQ. NYSE Arca ranks the stocks for investment potential based on a score (“Model Score”) developed from a proprietary ICE Data Intellidex model. ICE Data defines the universe of companies in the Underlying Intellidex using the FactSet Revere Hierarchy provided by Factset Research Systems Inc. to help identify those companies that have significant operations in the industry group (the “Software Group Universe”). ICE Data further divides stocks within the Software Group Universe into two market capitalization groups, larger and smaller (the “Sub-Groups”). The Intellidex Provider splits stocks in the Software Group Universe into quintiles based on market capitalization. Larger stocks are defined by inclusion in the top quintile and smaller stocks are included in the bottom quintile. Within the Software Group Universe, ICE Data identifies a defined number of the top-ranked larger and smaller stocks for inclusion in the Underlying Intellidex and equally weights the included stocks within their Sub-Groups.

The Intellidex Provider predetermines the number of stocks included from the Software Group Universe as follows:

(a)	The Underlying Intellidex includes 30 stocks from the Software Group Universe based on their Model Scores follows:

i.

ICE Data includes eight of the top-ranked relatively larger stocks, which collectively receive 40% of the total Underlying Intellidex weight (each larger stock receives on average 5%). The eight component stocks with the best Model Score in the Sub-Group are included.

ii.

ICE Data includes 22 of the top-ranked relatively smaller stocks, which collectively receive 60% of the total Underlying Intellidex weight (each smaller stock receives on average 2.73%). The 22 component stocks with the best Model Score in the Sub-Group are included.

(b)

In the event that the Software Group Universe consists of less than 50 stocks at the time of a quarterly review, ICE Data includes the 30 component stocks with the best Model Score in the Software Group Universe, and determines the weighting for the 30 stocks as follows:

i.	ICE Data includes the eight largest stocks by market capitalization, which collectively receive 40% of the total Underlying Intellidex weight (each of the eight largest stocks receives on average 5%).

ii.	Twenty two of the top-ranked relatively smaller stocks are selected and collectively receive 60% of the total Underlying Intellidex weight (each of the 22 smaller stocks receives on average 2.73%).

The Intellidex Provider rebalances the Underlying Intellidex after the close of trading on the second business day following the last Friday of February, May, August and November. The Fund is rebalanced in accordance with the Underlying Intellidex.

FTSE RAFITM US 1000 Index (Invesco FTSE RAFI US 1000 ETF)

The FTSE RAFITM US 1000 Index is designed to track the performance of the common stocks of the 1,000 largest U.S. companies, based on the following four fundamental measures: book value, cash flow, sales and dividends (as described further below).

Strictly in accordance with its guidelines and mandated procedures, RA calculates an overall weight (a “fundamental value”) for each security by equally weighting each fundamental measure. The Underlying Index includes 1,000 equities with the highest fundamental values and the Index Provider assigns each a weight proportionate to its investable fundamental value. RA identifies the largest U.S. companies based on the following four fundamental measures:

•	Sales averaged over the prior five years;

•	Cash flow averaged over the prior five years;

•	Book value as of the review date; and

•	Total dividend distributions averaged over the prior five years.

340

The Index Provider makes share adjustments to reflect a split, reverse split or stock dividend on the action’s effective date. Such changes do not require an adjustment to the divisor and the Index Provider processes such changes automatically. For changes in a company’s shares outstanding due to an acquisition or spin-off, the Index Provider makes an adjustment to the Underlying Index at the open on the effective date of the corporate action.

The Underlying Index rebalances annually, after the close of trading on the third Friday of March. In addition to the annual rebalance, quarterly reviews of the Underlying Index in June, September and December may result in constituent deletions. The Fund is rebalanced in accordance with the Underlying Index.

For purposes of calculating the value of the Underlying Index, the Index Provider applies dividend payments to the Underlying Index on the ex-dividend date. In the event of an acquisition between two companies included in the Underlying Index, the Index Provider will continue to include the common shares of the acquiring issuer in the Underlying Index. The enlarged company will remain a constituent in the index with its FTSE RAFI adjustment factor recalculated. In the event of an acquisition between a company in the Underlying Index and a company not in the Underlying Index, the Index Provider will continue to include the common shares of the surviving issuer in the Underlying Index with its FTSE RAFI factor adjusted to take into account the terms of the acquisition. If the event involved cash only, the constituent will be deleted and the non-constituent will not be added.

Of the corporate events described previously, only an acquisition between a constituent company and non-constituent company is treated as market capitalization neutral, meaning the weight of a constituent does not change due to corporate events; thus, the RAFI fundamental value remains in effect.

FTSE RAFITM US Mid Small 1500 Index (Invesco FTSE RAFI US 1500 Small-Mid ETF)

The FTSE RAFITM US Mid Small 1500 Index is designed to track the performance of the common stocks of small- and medium-sized U.S. companies based on the following four fundamental measures: book value, cash flow, sales and dividends (as described further below).

Strictly in accordance with its guidelines and mandated procedures, RA calculates an overall weight (a “fundamental value”) for each security by equally weighting each fundamental measure. The Underlying Index includes the 1,500 equities with fundamental value rankings of 1,001 through 2,500 and the Index Provider assigns each a weight proportionate to its investable fundamental value.

RA identifies small- and medium-sized U.S. companies based on the following four fundamental measures:

•	Sales averaged over the prior five years;

•	Cash flow averaged over the prior five years;

•	Book value as of the review date; and

•	Total dividend distributions averaged over the prior five years.

The Index Provider makes share adjustments to reflect a split, reverse split or stock dividend on the action’s effective date. Such changes do not require an adjustment to the divisor and the Index Provider processes such changes automatically. For changes in a company’s shares outstanding due to an acquisition or spin-off, the Index Provider makes an adjustment to the Underlying Index at the open on the effective date of the corporate action.

The Underlying Index rebalances annually, after the close of trading on the third Friday of March. In addition to the annual rebalance, quarterly reviews of the Underlying Index in June, September and December may result in constituent deletions. The Fund is rebalanced in accordance with the Underlying Index.

For purposes of calculating the value of the Underlying Index, the Index Provider applies dividend payments to the Underlying Index on the ex-dividend date. In the event of an acquisition between two companies included in the Underlying Index, the Index Provider will continue to include the common shares of the acquiring issuer in the Underlying Index. The enlarged company will remain a constituent in the index with its FTSE RAFI adjustment factor recalculated. In the event of an acquisition between a company in the Underlying Index and a company not in the Underlying Index, the Index Provider will continue to include the common shares of the surviving issuer in the Underlying Index with its FTSE RAFI factor adjusted to take into account the terms of the acquisition. If the event involved cash only, the constituent will be deleted and the non-constituent will not be added.

Of the corporate events described previously, only an acquisition between a constituent company and non-constituent company is treated as market capitalization neutral, meaning the weight of a constituent does not change due to corporate events; thus, the RAFI fundamental value remains in effect.

NASDAQ Golden Dragon China IndexSM (Invesco Golden Dragon China ETF)

The NASDAQ Golden Dragon China IndexSM seeks to track the performance of companies based in China but that offer the protections of being listed on a U.S.-based exchange. To be eligible for inclusion in the NASDAQ Golden Dragon China IndexSM, a security must be: issued by a company headquartered or incorporated in the People’s Republic of China at the time of review, although Underlying Index constituents as of May 31, 2012 may continue to be eligible despite not meeting this criterion; listed on NASDAQ, the NYSE, or NYSE American, have a minimum market capitalization of $100 million; and have a minimum three-month average daily dollar trading volume of $250,000. Nasdaq will not include securities of issuers that have entered into a definitive agreement or other arrangement which would likely result in the security no longer being index-eligible, issuers that are currently in bankruptcy proceedings or issuers that have annual financial statements with an audit opinion that is currently withdrawn. The security types eligible for inclusion in the Underlying Index include common stocks, ordinary shares, ADRs, shares of beneficial interest or limited partnership interests and tracking stocks. Security types not eligible for inclusion in the Underlying Index are closed-end funds, convertible debentures, exchange traded funds, preferred stocks, rights, warrants, units and other derivative securities.

341

The Underlying Index is rebalanced quarterly in March, June, September and December. Nasdaq applies a modified market capitalization-weighting methodology to the capitalization of each Underlying Index constituent, using the last sale price of the security at the close of trading on the last trading day in February, May, August and November and after applying quarterly changes to the total shares outstanding. The changes are effective after trading on the third Friday in March, June, September and December.

The Underlying Index employs a modified market capitalization-weighting methodology. At each quarter, Nasdaq rebalances the Underlying Index such that the maximum weight of any Underlying Index constituent does not exceed 8% and no more than five securities are at that cap. Nasdaq distributes the excess weight of any capped security proportionally across the remaining Index Securities. If, after redistribution, any of the five highest ranked Index Securities are weighted below 8%, these securities are not capped. Next, any remaining Index Securities in excess of 4% are capped at 4% and the excess weight is redistributed proportionally across the remaining Index Securities. Nasdaq repeats the process, if necessary, to derive the final weights.

Nasdaq makes adjustments in the price and/or constituent shares driven by corporate events such as stock dividends, stock splits and certain spin-offs and rights issuances are adjusted on the ex-date. If the change in total shares outstanding arising from other corporate actions is greater than or equal to 10.0%, Nasdaq makes the change as soon as practicable. Otherwise, if the change in total shares outstanding is less than 10.0%, then all such changes are accumulated and made effective at one time on a quarterly basis after the close of trading on the third Friday in March, June, September and December, respectively. The constituent shares are adjusted by the same percentage amount by which the total shares outstanding have changed.

A special cash dividend announced by the listing exchange, will result in an adjustment to the last sale price of an Underlying Index constituent prior to market open on the ex-date for the special amount distributed. A special dividend may also be referred to as extra, extraordinary, non-recurring, one-time or unusual.

Ordinarily, whenever there is a change in constituent shares, a change in a constituent or a change to the price of a constituent due to spin-offs, rights issuances or special cash dividends, the divisor is adjusted to ensure that there is no discontinuity in the value of the Underlying Index constituent which might otherwise be caused by any such change. All changes are announced in advance and are reflected in the Underlying Index prior to market open on the Underlying Index effective date.

The Fund is rebalanced in accordance with the Underlying Index.

NASDAQ International Dividend AchieversTM Index (Invesco International Dividend AchieversTM ETF)

The NASDAQ International Dividend AchieversTM Index is designed to track the performance of dividend paying GDRs and ADRs that are listed on the London Stock Exchange and the London International Exchange, in addition to ADRs and non-U.S. common or ordinary stocks trading on the NASDAQ, NYSE or NYSE

American. To become eligible for inclusion in the Underlying Index, an issuer must (i) be listed on NASDAQ, NYSE or NYSE American; (ii) be incorporated outside of the U.S. and not in a country of beneficial interest; (iii) have increased its annual regular cash dividend payments for at least each of the last five consecutive years; (iv) have a minimum three-month average daily trading volume of $1 million; (v) must be issued by a company that has not entered into a definitive agreement or other arrangement that likely would result in the security no longer being eligible for inclusion in the Underlying Index; and (vi) may not be currently in banckruptcy.

Strictly in accordance with its guidelines and mandated procedures, Nasdaq calculates the total annual regular dividend payment using the last available ex-dividend date for the previous calendar or fiscal year.

Nasdaq rebalances the Underlying Index annually in March using market data through the end of December. The rebalance is effective after the close of trading on the third Friday in March. Additionally, if at any time an issuer becomes ineligible for inclusion in the Underlying Index, Nasdaq will remove the issuer and will not replace it. Nasdaq will reweight the Underlying Index on a quarterly basis using a dividend yield weighted methodology that incorporates the trailing 12-month dividend yield of each issuer as compared to the dividend yield of all issuers in the Underlying Index as of the last trading day in February, May, August and November. At the rebalance date, no single issuer may exceed 4% of the Underlying Index, and Nasdaq will redistribute the excess amounts proportionately from larger issuers until no issuer’s weight exceeds 4% of the Underlying Index. These reweights will become effective after the close of trading on the third Friday in March, June, September and December, respectively.

In between the reweight and rebalance dates, the weights of each issuer will float within the Underlying Index, meaning, for example, that an issuer may exceed 4% of the Underlying Index during these periods.

Nasdaq generally will make adjustments arising from stock dividends and stock splits on the evening prior to the effective date. In the case of certain spin-offs or rights issuances, Nasdaq adjusts the price of the issuer’s securities. A special cash dividend will result in an adjustment to the last sale price of an issuer’s shares prior to market-open on the ex-date for the special amount distributed.

The Fund is rebalanced and reweighted in accordance with the Underlying Index.

NASDAQ Internet IndexSM (Invesco NASDAQ Internet ETF)

The NASDAQ Internet IndexSM is a modified market capitalization weighted index designed to track the performance of the largest and most liquid U.S.-listed companies that are engaged in Internet-related businesses and that are listed on one of the three major U.S. stock exchanges. To be eligible for inclusion in the Underlying Index, a security:

•	must be listed on NASDAQ, the NYSE or NYSE American;

342

•

must be classified, as Nasdaq reasonably determines, as a company whose primary business includes Internet related services including, but not limited to, Internet software, Internet access providers, Internet search engines, web hosting, website design or internet retail commerce;

•	must have a minimum market capitalization of $200 million;

•	must have a minimum three-month average daily trading volume of 100,000 shares;

•	must have a minimum closing price of $3.00;

•

must be issued by a company that has not entered into a definitive agreement or other arrangement that likely would result in the security no longer being eligible for inclusion in the Underlying Index;

•	must have been listed on a recognized market for at least three months, however, the operating history of a spin-off will be considered;

•	may not be issued by a company currently in bankruptcy proceedings; and

•	must be issued by a company that does not have annual financial statements with an audit opinion that is currently withdrawn.

The security types eligible for inclusion in the Underlying Index include common stocks, ordinary shares, ADRs, shares of beneficial interest or limited partnership interests and tracking stocks. Security types not eligible for inclusion in the Underlying Index are closed-end funds, exchange-traded funds (“ETFs”), convertible debentures, preferred stocks, rights, warrants, units and other derivative securities.

Nasdaq rebalances the Underlying Index annually in March based on market data and sector classification. Strictly in accordance with its guidelines and mandated procedures, Nasdaq includes securities that meet the above eligibility criteria in the Underlying Index. It makes security additions and deletions effective after the close of trading on each third Friday in March. Additionally, if at any time during the year other than the evaluation, a security in the Underlying Index no longer meets the eligibility criteria above, or is otherwise determined to have become ineligible for continued inclusion in the Underlying Index, the security is removed from the Underlying Index and is not replaced.

The Underlying Index is reweighted quarterly, using a modified market capitalization weighted methodology based on the market capitalization ranking of the Underlying Index securities. At each quarterly reweight, if the Underlying Index weight of the highest-ranking security is greater than 8%, it will be capped at 8% and Nasdaq will distribute the excess weight proportionally across the remaining Underlying Index securities. Nasdaq will repeat the process until no more than five Underlying Index securities are capped at 8%. Next, Nasdaq will cap the Underlying Index weight at 4% for all other Underlying Index securities with an Underlying Index weight greater than 4%, and Nasdaq will distribute proportionally the excess weight across the remaining Underlying Index securities to generate the final reweighted Underlying Index weights. Nasdaq applies the modified market capitalization-weighted methodology to the capitalization of each Underlying Index security in the Underlying Index, after applying quarterly changes to the total shares outstanding and the corresponding last sale price of the security at the close of trading on the last trading day in February, May, August and November.

Nasdaq will reflect changes in the price and/or Underlying Index shares driven by corporate events such as stock dividends, stock splits, certain spin-offs and rights issuances in the Underlying Index on the ex-date. If the change in total shares outstanding arising from other corporate actions is greater than or equal to 10%, the change ordinarily will become effective as soon as practicable in accordance with generally accepted Underlying Index policies and procedures as described above. Nasdaq will accumulate changes of less than 10% during the quarter and ordinarily will make them effective after the close of trading on the third Friday in March, June, September and December. In each case, Nasdaq will make certain adjustments in the calculation of the Underlying Index to ensure continuity of the Underlying Index. The Underlying Index shares are adjusted by the same percentage amount by which the total shares outstanding have changed. In the case of a special cash dividend, Nasdaq will determine on an individual basis whether to immediately reflect the dividend in the Underlying Index in accordance with generally accepted Underlying Index policies and procedures. If it is determined that Nasdaq will make a change, that change ordinarily will become effective on the Underlying Index ex-date.

Ordinarily, whenever there is a change in constituent shares, a change in Underlying Index securities, or a change to the price of an Underlying Index constituents due to spin-offs, rights issuances, or special cash dividends, the divisor is adjusted to ensure that there is no discontinuity in the value of the Underlying Index constituents, which might otherwise be caused by any such change. Nasdaq announces all changes to the Underlying Index in advance and reflects those changes in the Underlying Index prior to market open on the Underlying Index effective date. In administering the Underlying Index, Nasdaq will exercise reasonable discretion as it deems appropriate.

The Fund is rebalanced and reweighted in accordance with the Underlying Index.

NASDAQ OMX US Water IndexSM (Invesco Water Resources ETF)

The NASDAQ OMX US Water IndexSM is composed of U.S. exchange-listed companies that create products designed to conserve and purify water for homes, businesses and industries.

Securities eligible for inclusion in the Underlying Index include common stocks, ordinary shares, depositary receipts (both American and global), depositary shares or limited partnership interests. To be eligible for inclusion in the Underlying Index, a security also must meet the following criteria:

•

as determined by SustainableBusiness.com LLC, the issuer of the security must be classified as participating in the “Green Economy,” an environmental and clean energy sector portion of the NASDAQ OMX Green Economy Global Benchmark Index, which includes 350 securities from 13 different environmental sectors;

343

•	the security must be listed on NASDAQ, NYSE, or NYSE American;

•	one security per issuer is permitted;

•	the security must have a minimum worldwide market capitalization of $50 million; and

•	the security must have a minimum three-month average daily dollar trading volume of $250,000.

The Underlying Index is a modified liquidity-weighted index. The value of the Underlying Index equals the aggregate value of the share weights of each of the securities in the Underlying Index multiplied by each such security’s last sale price and divided by the divisor of the Underlying Index.

The Underlying Index is rebalanced annually in June. Additions or deletions from the Underlying Index become effective after the close of trading on the third Friday in June. If a security no longer meets the above eligibility criteria, Nasdaq will remove the security from the Underlying Index and will not replace it.

Each quarter, Nasdaq reweights the Underlying Index such that the maximum weight of any security does not exceed 8% of the Underlying Index, while at no time permitting more than five securities to reach that 8% cap. The excess percentage above the cap of any such capped security is distributed proportionally across the remaining securities. If, after redistribution, the weightings of any of the five highest-weighted securities is below 8%, these securities will not be capped. Any remaining securities in excess of 4% of the Underlying Index are capped at 4%, and the excess weight is redistributed proportionally across the remaining index securities. Nasdaq repeats the process, if necessary, to derive final weights.

The modified liquidity-weightings methodology is applied to the three-month average daily dollar trading volume of each component security as of the close of trading on the last trading day in February, May, August and November. Nasdaq calculates the component securities, multiplying the weight of the security derived above by the aggregate averaged daily dollar trading volume and dividing that value for each security by its corresponding last sale price. The changes to the Underlying Index are effective after trading on the third Friday in March, June, September and December.

The Fund is rebalanced in accordance with the Underlying Index.

NASDAQ US Broad Dividend AchieversTM Index (Invesco Dividend AchieversTM ETF)

The NASDAQ US Broad Dividend AchieversTM Index is designed to track the performance of issuers that meet the requirements to be classified as “Dividend AchieversTM.” To become eligible for inclusion in the Underlying Index, an issuer must (i) be included in the NASDAQ US Benchmark Index (other than limited partnerships, which must trade on NASDAQ, NYSE or NYSE American); (ii) have raised its annual regular dividend payments for at least each of the last ten consecutive years; and (iii) have a minimum three-month average daily trading volume of $1 million; and (iv) may not be currently in bankruptcy.

Strictly in accordance with its guidelines and mandated procedures, Nasdaq calculates the total annual regular cash dividend payment using the last available ex-dividend date for the previous year.

Nasdaq rebalances the Underlying Index annually in March, using market data through the end of December. The rebalance is effective after the close of trading on the third Friday in March. Additionally, if at any time a constituent becomes ineligible for inclusion in the Underlying Index, Nasdaq will remove the issuer from the Underlying Index and will not replace it. At each month-end if a constituent suspends or decreases its dividend payment by 50% or more based on the ex-date of the last dividend, then the constituent will be removed from the Underlying Index after the close of trading of the third Friday of the following month. Nasdaq weights the Underlying Index constituents according to a modified market capitalization methodology. Nasdaq will reweight the Underlying Index on a quarterly basis, using each constituent’s closing price on the last trading day in February, May, August and November. At the reweight date, no single constituent may exceed 4% of the weight of the Underlying Index. Nasdaq will redistribute the excess amounts proportionately from larger issuers until no issuer’s weight exceeds 4% of the Underlying Index. These reweights will become effective after the close of trading on the third Friday in March, June, September and December, respectively.

Nasdaq generally will make share adjustments to reflect stock splits, stock dividends and certain spin-offs and rights issuances on the effective date of each such action. If the change in total shares outstanding arising from other corporate actions is greater than or equal to 10% of the Underlying Index, the change is made as soon as practicable. If the change of total shares outstanding is less than 10% of the Underlying Index, then all such changes are accumulated and made effective at one time on a quarterly basis after the close of trading on the third Friday in March, June, September and December, respectively.

The Fund is rebalanced and reweighted in accordance with the Underlying Index.

NASDAQ US BuyBack AchieversTM Index (Invesco BuyBack AchieversTM ETF)

The NASDAQ US BuyBack AchieversTM Index is designed to track the performance of issuers that meet the requirements to be classified as “BuyBack AchieversTM.” To become eligible for inclusion in the NASDAQ US BuyBack AchieversTM Index, an issuer must (i) be incorporated in the United States or certain benefit-driven incorporation countries (i.e., countries that provide tax or other benefits for incorporation); (ii) trade on the NASDAQ, NYSE or NYSE MKT; (iii) have effected a net reduction in shares outstanding of 5% or more in the past 12 months; and (iv) have a minimum average daily cash volume of $500,000 in October, November and December prior to each annual reconstitution of the Underlying Index in January.

Strictly in accordance with its guidelines and mandated procedures, Nasdaq weights the universe of companies according to a modified market capitalization, using each company’s eligible shares outstanding and the closing price at the company’s last

344

trading day in December. No single company may exceed 5% of the Underlying Index as of either a reconstitution or rebalance date. Nasdaq will modify the index weight of companies with market capitalizations that exceed 5% of the Underlying Index to equal 5% of the Underlying Index. Nasdaq will redistribute the excess amounts from companies whose initial market capitalizations exceeded 5% of the Underlying Index among the remaining companies in proportion to their initial weights until no company exceeds 5% of the Underlying Index. These modified weights become effective on the last trading day in January.

The Underlying Index is rebalanced annually in January. The Underlying Index is Nasdaq reweighted on a quarterly basis using a modified market capitalization weighted methodology. At each quarter, the Underlying Index is reweighted such that the maximum weight of any component security does not exceed 5% of the Underlying Index. The excess weight of any security that otherwise exceeds 5% of the Underlying Index is distributed proportionally across the remaining component securities. Nasdaq calculates the modified market capitalizations of a component security using that company’s most recent shares outstanding and the closing price of the company’s stock on the last trading day in December, March, June and September. These modified weights will become effective after the close of trading on the last day in January, April, July and October, respectively. The Fund is rebalanced in accordance with the Underlying Index.

NASDAQ US Dividend AchieversTM 50 Index (Invesco High Yield Equity Dividend AchieversTM ETF)

The NASDAQ US Dividend AchieversTM 50 Index is designed to track the performance of the 50 issuers with the highest modified dividend yield chosen from the NASDAQ US Broad Dividend AchieversTM Index. To become eligible for inclusion in the Underlying Index, an issuer must be included in the NASDAQ US Broad Dividend AchieversTM Index, and the issuer of the security must have a minimum market capitalization of $1 billion. Securities issued by REITs and limited partnerships are ineligible for inclusion in the Underlying Index.

Eligible securities for the NASDAQ US Broad Dividend AchieversTM Index must have, among other things, experienced growth in dividends consistently over the last ten or more calendar or fiscal years and have a minimum three-month average daily cash volume of $1 million.

Strictly in accordance with its guidelines and mandated procedures, Nasdaq ranks the universe of securities according to their trailing 12-month dividend yield as of the last trading day in February. Nasdaq includes the 50 highest yielding securities in the Underlying Index, as long as no sector has more than 12 securities. In the event there are more than 12 securities in a single sector, the top 12 securities by dividend yield are included.

Nasdaq also rebalances the Underlying Index annually in March using market data through the end of December. Nasdaq ranks securities based on their trailing 12-month dividend yield as of the last trading day in February. The 50 highest yielding securities are included in the Underlying Index as long as no sector has more than 12 securities. In the event there are more than 12 eligible securities in a single sector, the top 12 securities by dividend yield are included. The rebalance is effective after the close of trading on the third Friday in March. Additionally, if at any time a security becomes ineligible for inclusion in the Underlying Index, it will be removed and replaced with the security that meets the eligibility criteria with the highest dividend yield as of the last evaluation.

Nasdaq will reweight the Underlying Index on a quarterly basis using a modified dividend yield weighted methodology that incorporates the trailing 12-month dividend yield of each issuer as of the last trading day in February, May, August and November. Under the methodology: (i) no sector can be represented by more than 12 component securities; (ii) no sector can have a weight of more than 25% of the Underlying Index; and (iii) no single component securities can have a weight of more than 4% of the Underlying Index. These rebalances will become effective after the close of trading on the third Friday in March, June, September and December, respectively. Additionally, if at any time a component security becomes ineligible for inclusion in the Underlying Index, it will be removed and replaced with the security that meets the eligibility criteria with the highest dividend yield as the last evaluation.

Nasdaq generally will make adjustments arising from stock dividends and stock splits on the evening prior to the effective date of that action. In the case of certain spin-offs or rights issuances, NASDAQ adjusts the price of the issuer’s securities. A special cash dividend will result in an adjustment to the last sale price of an issuer’s shares prior to market-open on the ex-date for the special amount distributed.

The Fund is rebalanced and reweighted in accordance with the Underlying Index.

Nasdaq US Insider Sentiment Index (Invesco Insider Sentiment ETF)

The Underlying Index is designed to provide exposure to U.S. companies that Nasdaq has selected for inclusion in the Underlying Index based on a company’s corporate insider buying trends.

Nasdaq selects securities for the Underlying Index using a rules-based selection criteria designed to increase the Underlying Index’s exposure, relative to the starting universe, to securities that reflect favorable corporate insider buying trends by considering the following factors:

•

Insider Buying Trends. Increases in average shares of a company held by corporate insiders are evaluated by calculating the average shares held by corporate insiders over a trailing 12-month period and comparing that average to the average number of shares held by corporate insiders over a 13 to 24-month period.

•	Momentum. Momentum is calculated based on each company’s one-month, three-month, six-month, nine-month and twelve-month returns.

•	Volatility. Volatility reflects the degree of fluctuation in a company’s share price and it is calculated based on a company’s trailing one-year volatility.

Potential Underlying Index constituents include all common stocks, ADRs, depositary shares, shares of beneficial interest or limited partnership interests and tracking stocks.

345

Underlying Index constituents must be constituents of the Nasdaq US Large Mid Cap Index.

To be eligible for inclusion in the Underlying Index, a security must meet the following criteria: (i)    a constituent of the Nasdaq US Large Mid Cap Index; (ii) the security must have been publicly traded for at least 24 months; (iii) the average shares held by corporate insiders over a trailing 12-month period must be greater than the average number of shares held by corporate insiders over a trailing 13 to 24-month period; (iv) the security may not be issued by an issuer currently in bankruptcy proceedings; and (v) the issuer may not have entered into an agreement or other arrangement that would likely result in the security no longer being eligible for inclusion in the Underlying Index.

The Underlying Index employs an equal-dollar weighted methodology. Each security in the eligible universe is ranked based on an equal application of the following factors: (i) increase in average shares held by corporate insiders; (ii) momentum; and (iii) volatility. The 100 highest-ranking securities, subject to industry weight constraints, are selected for inclusion in the Underlying Index. The weight of any one industry (determined based on the Industry Classification Benchmark) is limited to 20% of the Underlying Index.

The Underlying Index is rebalanced semi-annually after the close of trading on the third Friday in April and October using market data through the end of March and September, respectively.

Additionally, if at any time a component security becomes ineligible for inclusion in the Underlying Index, it is removed and is not replaced.

The Fund is rebalanced and reweighted in accordance with the Underlying Index.

Red Rocks Global Listed Private Equity Index (Invesco Global Listed Private Equity ETF)

The Red Rocks Global Listed Private Equity Index is composed of 40 to 75 securities, ADRs and GDRs of listed private equity companies. For a security to be considered for inclusion in the Underlying Index, it must invest a majority of its assets in, lend capital to, or provide services to, private companies, or must have a stated intention to do so. Investments, loans or services generally must be made in regard to at least five unrelated private companies. The underlying assets may be domestic or foreign. Red Rocks anticipates that at least 50% of the securities in the Underlying Index will be securities of non-U.S. companies.

Strictly in accordance with its guidelines and mandated procedures, Red Rocks identifies the private equity companies that will comprise the Underlying Index based upon reputation, management, financial data, historical performance and the need for diversification within the Underlying Index. The Underlying Index views diversification from four different perspectives: (i) stage of investment; (ii) type of capital; (iii) industry; and (iv) geography. Each listed private equity company must have market capitalization of at least $100 million before inclusion in the Underlying Index.

The Underlying Index uses float-adjusted, modified market capitalization weightings. No component will have more than 10%

weight. The combined weight of all components of the Underlying Index that individually equal a 5% or greater weighting of the Underlying Index will not, in aggregate, exceed 25% of the Underlying Index. Components of the Underlying Index with an average daily volume of less than $250,000 will be added to the Underlying Index at a 0.25% weight. Changes in weighting are limited to 0.25% at each rebalance, except in the event such components are removed from the Underlying Index following corporate actions. Red Rocks rebalances the Underlying Index at the end of each quarter. The Fund is rebalanced in accordance with the Underlying Index.

Russell 2000® Equal Weight Index (Invesco Russell 2000 Equal Weight ETF)

The Russell 2000® Equal Weight Index is composed of all of the securities included in the Russell 2000 Index, which is composed of the smallest 2,000 securities of the Russell 3000® Index, an index designed to measure the performance of the largest 3,000 companies in the U.S. equity market.

Each quarter, Russell groups each component security in the Russell 2000® Index based on the Russell Global Sectors (“RGS”) classification system. The RGS classification system is composed of nine economic sectors: consumer discretionary, consumer staples, energy, financial services, health care, materials & processing, producer durables, technology and utilities. Once the component securities are grouped by sector, Russell allocates an equal weight to each sector and then assigns an equal weight to each constituent security within each sector.

Russell then applies a “capacity screen” to the Underlying Index to eliminate securities of companies with limited “free float”—that is, with a limited number of outstanding shares readily available in the market. A potential constituent will be eligible for inclusion in the Underlying Index only if the number of shares of the component security does not exceed 5% of the float-adjusted outstanding shares of that company.

Unlike the Russell 2000® Index, in which securities of companies with larger capitalization receive proportionally greater weights, the Underlying Index’s methodology equally weights the smallest components and underweighted sectors of the Russell 2000® Index.

The Underlying Index is rebalanced annually at the close of the last Friday in June and reweighted at the close of the third Friday in March, September, and December. However, if the last Friday in June falls on the 29th or 30th of that month, the annual rebalance will occur on the preceding Friday. The Fund is reweighted and rebalanced in accordance with the Underlying Index.

Russell 2000® Pure Growth Index (Invesco Russell 2000 Pure Growth ETF)

The Russell 2000® Pure Growth Index is composed of a subset of securities from the Russell 2000® Index, which is composed of the smallest 2,000 securities of the Russell 3000® Index, an index designed to measure the performance of the largest 3,000 companies in the U.S. equity market.

346

Russell first identifies securities in the Russell 2000® Index with higher price-to-book ratios and higher forecasting growth values. Eligible securities are further narrowed to those with the lowest Composite Value Score (“CVS”), which is calculated based on three characteristics (book to price (a value characteristic), sales per share growth (a growth characteristic) and medium-term growth forecast (a growth characteristic)).

The Underlying Index’s constituent securities are then weighted in proportion to their CVS compared to the CVS of securities excluded from the Underlying Index due to being deemed value securities. The effect of this weighting methodology is to give greatest weight to the securities demonstrating the most growth characteristics, instead of using market capitalization to determine component weights. Additionally, Russell caps the sector weights within the Underlying Index at 10% above the respective sector weight in the Russell 2000® Growth Index, which utilizes the same constituent selection criteria as the Underlying Index, but applies a traditional, market capitalization weighting. The Underlying Index is rebalanced annually at the close of the last Friday in June. However, if the last Friday in June falls on the 29th or 30th of that month, the annual rebalance will occur on the preceding Friday. The Fund is rebalanced in accordance with the Underlying Index.

Russell 2000® Pure Value Index (Invesco Russell 2000 Pure Value ETF)

The Russell 2000® Pure Value Index is composed of a subset of securities from the Russell 2000® Index, which is composed of the smallest 2,000 securities of the Russell 3000® Index, an index designed to measure the performance of the largest 3,000 companies in the U.S. equity market.

Russell first identifies securities in the Russell 2000® Index with lower price-to-book ratios and lower forecasting growth values. Eligible securities are further narrowed to those with the highest CVS, which is calculated based on three characteristics (book to price (a value characteristic), sales per share growth (a growth characteristic) and medium-term growth forecast (a growth characteristic)).

The Underlying Index’s constituent securities are then weighted in proportion to their CVS compared to the CVS of securities excluded from the Underlying Index due to being deemed growth securities. The effect of this weighting methodology is to give greatest weight to the securities demonstrating the most value characteristics, instead of using market capitalization to determine component weights. Additionally, Russell caps the sector weights within the Underlying Index at 10% above the respective sector weight in the Russell 2000® Value Index, which utilizes the same constituent selection criteria as the Underlying Index, but applies a traditional, market capitalization weighting. The Underlying Index is rebalanced annually at the close of the last Friday in June. However, if the last Friday in June falls on the 29th or 30th of that month, the annual rebalance will occur on the preceding Friday. The Fund is rebalanced in accordance with the Underlying Index.

Russell Midcap® Equal Weight Index (Invesco Russell Midcap Equal Weight ETF)

The Russell Midcap® Equal Weight Index is composed of all of the securities included in the Russell Midcap® Index, which is composed of the smallest 800 securities of the Russell 1000® Index, an index designed to measure the performance of the largest 1,000 companies in the U.S. equity market.

Each quarter, Russell groups each component security in the Russell Midcap® Index based on the RGS classification system. The RGS classification system is composed of nine economic sectors: consumer discretionary, consumer staples, energy, financial services, health care, materials & processing, producer durables, technology and utilities. Once the component securities are grouped by sector, Russell allocates an equal weight to each sector and then assigns an equal weight to each constituent security within each sector.

Russell then applies a “capacity screen” to the Underlying Index to eliminate securities of companies with limited “free float”—that is, with a limited number of outstanding shares readily available in the market. A potential constituent will be eligible for inclusion in the Underlying Index only if the number of shares of the component security does not exceed 5% of the float-adjusted outstanding shares of that company.

Unlike the Russell Midcap® Index, in which securities of companies with larger capitalization receive proportionally greater weights, the Underlying Index’s methodology equally weights the smallest components and underweighted sectors of the Russell Midcap® Index.

The Underlying Index is rebalanced annually at the close of the last Friday in June and reweighted at the close of the third Friday in March, September, and December. However, if the last Friday in June falls on the 29th or 30th of that month, the annual rebalance will occur on the preceding Friday. The Fund is reweighted and rebalanced in accordance with the Underlying Index.

Russell Midcap® Pure Growth Index (Invesco Russell Midcap Pure Growth ETF)

The Russell Midcap® Pure Growth Index is composed of a subset of securities from the Russell Midcap® Index, which is composed of the smallest 800 securities of the Russell 1000® Index, an index designed to measure the performance of the largest 1,000 companies in the U.S. equity market.

Russell first identifies securities in the Russell Midcap® Index with higher price-to-book ratios and higher forecasting growth values. Eligible securities are further narrowed to those with the lowest CVS, which is calculated based on three characteristics (book to price (a value characteristic), sales per share growth (a growth characteristic) and medium-term growth forecast (a growth characteristic)).

The Underlying Index’s constituent securities are then weighted in proportion to their CVS compared to the CVS of securities excluded from the Underlying Index due to being deemed value securities. The effect of this weighting methodology is to give greatest weight to the securities demonstrating the most growth characteristics, instead of using market capitalization to determine component weights. Additionally, Russell caps the sector weights within the Underlying Index at 10% above the respective sector weight in the Russell Midcap® Growth Index, which utilizes the

347

same constituent selection criteria as the Underlying Index, but applies a traditional, market capitalization weighting. The Underlying Index is rebalanced annually at the close of the last Friday in June. However, if the last Friday in June falls on the 29th or 30th of that month, the annual rebalance will occur on the preceding Friday. The Fund is rebalanced in accordance with the Underlying Index.

Russell Midcap® Pure Value Index (Invesco Russell Midcap Pure Value ETF)

The Russell Midcap® Pure Value Index is composed of a subset of securities from the Russell Midcap® Index, which is composed of the smallest 800 securities of the Russell 1000® Index, an index designed to measure the performance of the largest 1,000 companies in the U.S. equity market.

Russell first identifies securities in the Russell Midcap® Index with lower price-to-book ratios and lower forecasting growth values. Eligible securities are further narrowed to those with the highest CVS, which is calculated based on three characteristics (book to price (a value characteristic), sales per share growth (a growth characteristic) and medium-term growth forecast (a growth characteristic)).

The Underlying Index’s constituent securities are then weighted in proportion to their CVS compared to the CVS of securities excluded from the Underlying Index due to being deemed growth securities. The effect of this weighting methodology is to give greatest weight to the securities demonstrating the most value characteristics, instead of using market capitalization to determine component weights. Additionally, Russell caps the sector weights within the Underlying Index at 10% above the respective sector weight in the Russell Midcap® Value Index, which utilizes the same constituent selection criteria as the Underlying Index, but applies a traditional, market capitalization weighting. The Underlying Index is rebalanced annually at the close of the last Friday in June. However, if the last Friday in June falls on the 29th or 30th of that month, the annual rebalance will occur on the preceding Friday. The Fund is rebalanced in accordance with the Underlying Index.

Russell Top 200® Equal Weight Index (Invesco Russell Top 200 Equal Weight ETF)

The Russell Top 200® Equal Weight Index is composed of all of the securities included in the Russell Top 200® Index, which is composed of the largest 200 securities of the Russell 3000® Index, an index designed to measure the performance of the largest 3,000 companies in the U.S. equity market.

Each quarter, Russell groups each component security in the Russell Top 200® Index based on the RGS classification system. The RGS classification system is composed of nine economic sectors: consumer discretionary, consumer staples, energy, financial services, health care, materials & processing, producer durables, technology and utilities. Once the component securities are grouped by sector, Russell allocates an equal weight to each sector and then assigns an equal weight to each constituent security within each sector.

Russell then applies a “capacity screen” to the Underlying Index to eliminate securities of companies with limited “free float”—that is,

with a limited number of outstanding shares readily available in the market. A potential constituent will be eligible for inclusion in the Underlying Index only if the number of shares of the component security does not exceed 5% of the float-adjusted outstanding shares of that company.

Unlike the Russell Top 200® Index, in which securities of companies with larger capitalization receive proportionally greater weights, the Underlying Index’s methodology equally weights the smallest components and underweighted sectors of the Russell Top 200® Index.

The Underlying Index is rebalanced annually at the close of the last Friday and reweighted at the close of the third Friday in March, September, and December. However, if the last Friday in June falls on the 29th or 30th of that month, the annual rebalance will occur on the preceding Friday. The Fund is reweighted and rebalanced in accordance with the Underlying Index.

Russell Top 200® Pure Growth Index (Invesco Russell Top 200 Pure Growth ETF)

The Russell Top 200® Pure Growth Index is composed of a subset of securities from the Russell Top 200® Index, which is composed of the largest 200 securities of the Russell 3000® Index, an index designed to measure the performance of the largest 3,000 companies in the U.S. equity market.

Russell first identifies securities in the Russell Top 200® Index with higher price-to-book ratios and higher forecasting growth values. Eligible securities are further narrowed to those with the lowest CVS, which is calculated based on three characteristics (book to price (a value characteristic), sales per share growth (a growth characteristic) and medium-term growth forecast (a growth characteristic)).

The Underlying Index’s constituent securities are then weighted in proportion to their CVS, compared to the CVS of securities excluded from the Underlying Index due to being deemed value securities. The effect of this weighting methodology is to give greatest weight to the securities demonstrating the most growth characteristics, instead of using market capitalization to determine component weights. Additionally, Russell caps the sector weights within the Underlying Index at 10% above the respective sector weight in the Russell Top 200® Growth Index, which utilizes the same constituent selection criteria as the Underlying Index, but applies a traditional, market capitalization weighting. The Underlying Index is rebalanced annually at the close of the last Friday in June. However, if the last Friday in June falls on the 29th or 30th of that month, the annual rebalance will occur on the preceding Friday. The Fund is rebalanced in accordance with the Underlying Index.

Russell Top 200® Pure Value Index (Invesco Russell Top 200 Pure Value ETF)

The Russell Top 200® Pure Value Index is composed of a subset of securities from the Russell Top 200® Index, which is composed of the largest 200 securities of the Russell 3000® Index, an index designed to measure the performance of the largest 3,000 companies in the U.S. equity market.

348

Russell first identifies securities in the Russell Top 200® Index with lower price-to-book ratios and lower forecasting growth values. Eligible securities are further narrowed to those with the highest CVS, which is calculated based on three characteristics (book to price (a value characteristic), sales per share growth (a growth characteristic) and medium-term growth forecast (a growth characteristic)).

The Underlying Index’s constituent securities are then weighted in proportion to their CVS compared to the CVS of securities excluded from the Underlying Index due to being deemed growth securities. The effect of this weighting methodology is to give greatest weight to the securities demonstrating the most value characteristics, instead of using market capitalization to determine component weights. Additionally, Russell caps the sector weights within the Underlying Index at 10% above the respective sector weight in the Russell Top 200® Value Index, which utilizes the same constituent selection criteria as the Underlying Index, but applies a traditional, market capitalization weighting. The Underlying Index is rebalanced annually at the close of the last Friday in June. However, if the last Friday in June falls on the 29th or 30th of that month, the annual rebalance will occur on the preceding Friday. The Fund is rebalanced in accordance with the Underlying Index.

General Underlying Index Information for the S&P Equal Weight ETFs (Invesco S&P 100® Equal Weight ETF, Invesco S&P 500® Equal Weight ETF, Invesco S&P 500® Equal Weight Consumer Discretionary ETF, Invesco S&P 500® Equal Weight Consumer Staples ETF, Invesco S&P 500® Equal Weight Energy ETF, Invesco S&P 500® Equal Weight Financials ETF, Invesco S&P 500® Equal Weight Health Care ETF, Invesco S&P 500® Equal Weight Industrials ETF, Invesco S&P 500® Equal Weight Materials ETF, Invesco S&P 500® Equal Weight Real Estate ETF, Invesco S&P 500® Equal Weight Technology ETF, Invesco S&P 500® Equal Weight Utilities ETF, Invesco S&P MidCap 400® Equal Weight ETF and Invesco S&P SmallCap 600® Equal Weight ETF)

The general goal of an equal weighted index is to represent the performance of its constituents in equal proportion to one another. In comparison, the degree to which the performance of a constituent of a market capitalization weighted index is represented in the index is dependent on the size of the constituent. For example, the S&P 500® Index tends to be largely representative of a small number of its largest constituents. The equal representation provided by an equal weighted index provides broader exposure to the index constituents than its market capitalization weighted counterpart.

The Underlying Index of each S&P Equal Weight ETF is rebalanced after the close of trading on the third Friday of each calendar quarter. Constituent changes are made as and when they are made in the corresponding parent index. The index composition of each S&P Equal Weight Index is the same as of that of its universe index, but each company is equally weighted rather than weighted by float-adjusted market capitalization. For the S&P 500 Equal Weight Sector Indices, index constituents are drawn from the S&P 500® Index based on their classification under the Global Industry Classification Standard (GICS®).

Each S&P Equal Weight ETF is rebalanced in accordance with its Underlying Index.

General Underlying Index Information for the Pure Growth ETFs (Invesco S&P 500® Pure Growth ETF, Invesco S&P MidCap 400® Pure Growth ETF and Invesco S&P SmallCap 600® Pure Growth ETF)

Invesco S&P 500® Pure Growth ETF’s Underlying Index is composed of a subset of securities from the S&P 500® Index, which is a float-adjusted market capitalization-weighted index composed of 500 stocks of large-capitalization companies chosen by S&PDJI that generally represents the U.S. large-cap equities market. Invesco S&P MidCap 400® Pure Growth ETF’s Underlying Index is composed of a subset of securities from the S&P MidCap 400® Index, which is a float-adjusted market capitalization-weighted index composed of 400 stocks of mid-capitalization companies chosen by S&PDJI that generally represents the U.S. mid-capitalization equities market. Invesco S&P SmallCap 600® Pure Growth ETF’s Underlying Index is composed of a subset of securities from the S&P SmallCap 600® Index, which is a float-adjusted market capitalization-weighted index composed of 600 stocks of small-capitalization companies chosen by S&PDJI that generally represents the U.S. small-cap equities market.

Each Underlying Index is composed of securities that exhibit the strongest “growth characteristics” as measured using three factors: three-year sales per share growth, three-year ratio of earnings per share change to price per share, and momentum (12-month percentage price change). Each component security in an Underlying Index’s parent index (e.g., the S&P 500® Index, the S&P MidCap 400® Index or the S&P SmallCap 600® Index) is assigned a “growth score” based on those three factors and are then ranked based on their score. The securities ranked in the top one-third are included in the Underlying Index. The Underlying Index’s constituent securities are then weighted in proportion to their overall “growth scores,” giving greatest weight to the securities demonstrating the most growth characteristics. If a security is removed from the parent index, it is removed from the respective Underlying Index simultaneously. If a security is removed from the parent index, it is removed from the respective Underlying Index simultaneously. Each Underlying Index is rebalanced annually after the close of the third Friday in December.

Each Pure Growth ETF is rebalanced in accordance with its Underlying Index.

General Underlying Index Information for the Pure Value ETFs (Invesco S&P 500® Pure Value ETF, Invesco S&P MidCap 400® Pure Value ETF and Invesco S&P SmallCap 600® Pure Value ETF)

Invesco S&P 500® Pure Value ETF’s Underlying Index is composed of a subset of securities from the S&P 500® Index, which is a float-adjusted market capitalization-weighted index composed of 500 stocks of large-capitalization companies chosen by S&P DJI that generally represents the U.S. large-cap equities market. Invesco S&P MidCap 400® Pure Value ETF’s Underlying Index is composed of a subset of securities from the S&P MidCap 400® Index, which is a float-adjusted market capitalization-

349

weighted index composed of 400 stocks of mid-capitalization companies chosen by S&P DJI that generally represents the U.S. mid-capitalization equities market. Invesco S&P SmallCap 600® Pure Value ETF’s Underlying Index is composed of a subset of securities from the S&P SmallCap 600® Index, which is a float-adjusted market capitalization-weighted index composed of 600 stocks of small-capitalization companies chosen by S&P DJl that generally represents the U.S. small-cap equities market.

Each Underlying Index is composed of securities that exhibit the strongest “value characteristics” as measured using three factors: book value to price ratio, earnings to price ratio, and sales to price ratio. Each component security in an Underlying Index’s parent index (e.g., the S&P 500® Index, the S&P MidCap 400® Index or the S&P SmallCap 600® Index) is assigned a “value score” based on those three factors and are then ranked based on their score. The securities ranked in the top one-third are included in the Underlying Index. The Underlying Index’s constituent securities are then weighted in proportion to their overall “value scores,” giving greatest weight to the securities demonstrating the most value characteristics. If a security is removed from the parent index, it is removed from the respective Underlying Index simultaneously. Each Underlying Index is rebalanced annually after the close of the third Friday in December.

Each Pure Value ETF is rebalanced in accordance with its Underlying Index.

S&P 500® Quality Index (Invesco S&P 500® Quality ETF)

The S&P 500® Quality Index is constructed from constituents of the S&P 500® Index that the Index Provider identifies as being of the highest quality—that is, stocks of companies that seek to generate higher revenue and cash flow than their counterparts through prudent use of assets and finances. Strictly in accordance with its guidelines and mandated procedures, the Index Provider first calculates the quality score of each security in the S&P 500® Index. The quality score of each component stock is derived by the Index Provider from each component stock’s return-on-equity, accruals ratio and financial leverage ratio. Return on equity is calculated as the company’s trailing 12-month earnings per share divided by the company’s latest book value per share. Accruals ratio is computed using the change of the company’s net operating asset over the last year divided by the company’s average net operating asset over the last two years. Financial leverage is calculated as the company’s latest total debt divided by the company’s book value. The Index Provider then selects the 100 stocks with the highest quality score for inclusion in the Underlying Index. The Index Provider weights each component stock of the Underlying Index by the total of its quality score multiplied by its market capitalization. The Fund generally invests in all of the securities comprising the Underlying Index in proportion to their weightings in the Underlying Index. The Underlying Index is rebalanced twice a year. The Fund is rebalanced in accordance with the Underlying Index.

S&P 500® Top 50 Index (Invesco S&P 500® Top 50 ETF)

The Underlying Index is reweighted quarterly and rebalanced annually, after close of trading on the third Friday in June, in line with the S&P 500® Index, its parent index. The component securities of the S&P 500® Top 50 Index are drawn from the S&P 500® Index and weighted by float-adjusted market capitalization.

S&P U.S. Spin-Off Index (Invesco S&P Spin-Off ETF)

The Underlying Index is designed to measure the performance of U.S. domiciled companies that have been spun off from larger corporations within the past four years. Underlying Index constituents must be constituents of the S&P U. S. BMI, a country sub-index of the S&P Global BMI.

The Underlying Index is weighted by float-adjusted market capitalization, subject to a maximum weight of 7.5% for any single stock. If at the monthly rebalancing a constituent security’s weight exceeds 7.5%, its weight is reduced to 7.5% and the excess weight is redistributed to the remaining constituents proportionally to their float-adjusted market capitalization weights. The process is repeated as necessary.

The Underlying Index is rebalanced monthly after the close of the third Friday of each month. Additions to the Underlying Index are made at each monthly rebalance after the close of trading on the third Friday of each month. Any eligible spin-off occurring at least seven business days prior to the rebalance date is included in the Underlying Index at the monthly rebalance.

Constituent securities are only included in the Underlying Index for a maximum of 48 months. A constituent security that has been included in the Underlying Index for more than 48 months is removed at the subsequent monthly rebalance; however, if the deletion of a constituent security would result in the number of constituent securities of the Underlying Index being less than 20, the deletion will be delayed until the next monthly rebalance where the resulting number of constituent securities would be at least 20.

The Fund is rebalanced in accordance with the Underlying Index.

SPADE® Defense Index (Invesco Aerospace & Defense ETF)

The SPADE® Defense Index is a modified market capitalization weighted index composed of securities of publicly traded companies. The Underlying Index seeks to measure the performance of securities of companies in the U.S. defense, military, homeland security and space marketplace. The Underlying Index includes securities of companies that are involved with the development, manufacture, operation and support of U.S. defense, military, homeland security and space operations listed on the NYSE or quoted on NASDAQ. Strictly in accordance with its guidelines and mandated procedures, SPADE Indexes, LLC (“SPADE Indexes) identifies stocks for the Underlying Index that meet the following eligibility criteria:

(a)	Maintain a minimum $100 million market valuation during the 25 days preceding the initial inclusion date.

(b)	Maintain a minimum $5.00 daily share price during the 25 days preceding the initial inclusion date.

(c)	Have a minimum average daily trading volume over the preceding 25 days prior to the inclusion date of 50,000 shares.

(d)	Have a quarterly sales/revenue/turnover of at least $10 million for the prior two announced quarters preceding its inclusion.

350

SPADE Indexes may at any time, and from time to time, change the number of issues comprising the Underlying Index by adding or deleting one or more components, or replace one or more issues contained in the Underlying Index with one or more substitute stocks of its choice, if in Index Provider’s discretion such addition, deletion or substitution is necessary or appropriate to maintain the quality and/or character of the industry groups to which the Underlying Index relates.

SPADE Indexes calculates the Underlying Index using a modified market capitalization weighting methodology. SPADE Indexes modifies the market capitalization weights to conform to asset diversification rules, which it applies in conjunction with the scheduled quarterly updates to the Underlying Index. The weight of any component stock at the time of rebalancing may not account for more than 10% of the total value of the Underlying Index.

In the event of a merger between two components, SPADE Indexes may adjust the share weight of the surviving entity to account for any shares issued in the acquisition. SPADE Indexes may substitute components or change the number of issues included in the Underlying Index, based on changing conditions in the industry or in the event of certain types of corporate actions, including mergers, acquisitions, spin-offs and reorganizations. In the event of component or share weight changes to the Underlying Index portfolio, the payment of dividends other than ordinary cash dividends, spin-offs, rights offerings, re-capitalizations or other corporate actions affecting a component of the Underlying Index, SPADE Indexes may adjust the Underlying Index divisor to ensure that there are no changes to the Underlying Index level as a result of non-market forces. For changes in a component’s shares outstanding greater than 5% due to a merger, acquisition or spin-off, SPADE Indexes will make an adjustment effective after the close on the effective date of the corporate action. SPADE Indexes makes share changes less than 5% during the scheduled quarterly updates to the Underlying Index.

Typically, the Underlying Index will remove component stocks under the following conditions at the time of rebalancing:

(a)	Total market capitalization falls below $75 million for 25 consecutive trading days.

(b)	No longer maintains adequate liquidity.

(c)	Last-reported sale price falls below $3.00 per share.

The above requirements notwithstanding, SPADE Indexes reserves the authority to remove one or more component stocks at any time if it believes such stocks no longer provide adequate representation of the sector or no longer maintain the quality and/or character of the Underlying Index.

Changes to the Underlying Index composition and/or the component share weights in the Underlying Index typically take effect after the close of trading on the next to last business day of each calendar quarter month (“Rebalance Date”). SPADE Indexes will determine and announce the components and weights at the close of trading two days prior to the Rebalance Date. In conjunction with the quarterly review, SPADE Indexes updates the share weights used in the calculation of the Underlying Index based upon current shares outstanding and prices as of the close of trading two business days prior to the Rebalance Date. The share weight of each component in the Underlying Index portfolio remains fixed between quarterly reviews except in the event of certain types of corporate actions such as splits, reverse splits, stock dividends or similar events.

Rebalancing will occur during the months of March, June, September and December, during which time SPADE Indexes will review component stocks of the Underlying Index to determine their ongoing eligibility and add new companies that meet the criteria for inclusion.

Whenever practical, SPADE Indexes will pre-announce stock additions and/or deletions as well as certain Underlying Index share weight changes at least two trading days before making such change effective.

The Fund is rebalanced in accordance with the Underlying Index.

Wells Fargo® Hybrid and Preferred Securities Financial Index (Invesco Financial Preferred ETF)

The Wells Fargo® Hybrid and Preferred Securities Financial Index attempts to portray a cross-section of the universe of preferred and functionally equivalent securities issued by financial institutions and listed on the NYSE, NYSE American, NYSE Arca or NASDAQ and that meet certain criteria.

Eligible securities that will be included in the Underlying Index must meet the following criteria:

(a)	Preferred stock or securities determined to be functionally equivalent to preferred stock that are issued exclusively by financial institutions.

(b)	An industry sector classification of “financial” from the Bloomberg Professional Service®.

(c)	Rated at least “B3” by Moody’s Investors Service, Inc. or at least “B-” by S&P Global Ratings.

(d)	U.S. dollar-denominated and registered in the U.S..

(e)	Par amount of $25.

(f)	Perpetual with no stated or legal maturity, although securities may be subject to redemption or call provisions.

(g)	Maintain a minimum par value of $250 million outstanding.

(h)	May have fixed or floating rate dividends or coupons, provided that any income paid is “qualified dividend income” eligible.

(i)

Liquidity requirements. Constituent securities representing at least 90% of the market value of the Underlying Index must have a minimum monthly trading volume during each of the last six months of at least 250,000 trading units. New issue securities listed on any of the NYSE, NYSE American, NYSE Arca or NASDAQ for less than six months must have a minimum monthly trading volume of at least 250,000 trading units during each month following the date on which the securities were listed. Trading volume for any period less than one month shall be pro-rated for each day based on daily trading volume. If securities representing 90% of the market value of the Underlying Index do not meet the liquidity requirements set forth above, the Underlying Index will be rebalanced by removing the least liquid securities from

351

the Underlying Index until the 90% liquidity requirement is satisfied. Underlying Index liquidity will be tested and rebalancing will occur on each Monthly Rebalance Date (defined below).

The Underlying Index does not include trust preferred securities, convertible preferred shares, securities subject to sinking fund provisions, shares in closed-end funds, municipal securities, sovereign securities or repackaged securities linked to a security, a basket of securities or an index.

The Underlying Index is calculated using a market capitalization weighting methodology that is applied on each Monthly Rebalance Date, as further described below. The weight of any component security may not account for more than 20% of the value of the Underlying Index. Component securities that account for more than 20% of the value of the Underlying Index are reduced to individually represent 20% of the value of the Underlying Index. The aggregate amount by which all components over 20% is reduced is redistributed proportionately across the remaining components that represent less than 20% of the value of the Underlying Index. After this redistribution, if any other component exceeds 20%, the component is reduced to 20% of the value of the Underlying Index and the redistribution is repeated. (The 20% weight limit above applies to constituent securities, not issuers. An issuer may represent more than 20% of the value of the Underlying Index, but a single security component may not.) In addition, the sum of the issuers with a weight greater than 4.5% cannot exceed 45% of the total weight of the Underlying Index. If the aforementioned 45% cap is breached, all the issuers are ranked in descending order of their weights and the first stock that causes the 45% limit to be breached is identified. The weight of this issuer is then reduced either until the rule is satisfied or it reaches 4.5%. If the issuer to be reduced has multiple component securities included in the Underlying Index, the securities will be reduced on a pro-rata basis determined by market capitalization. This excess weight is proportionally redistributed to all issuers with weights below 4.5%. This process will be repeated until the 45% rule is satisfied. (The 4.5% weight limit above applies to issuers, not constituent securities. A constituent security may represent more than 4.5% of the Underlying Index.)

The Underlying Index is rebalanced monthly as of the close of business on the final NYSE trading day of each month (the “Monthly Rebalance Date”). All outstanding preferred stocks are tested for suitability based on eligibility criteria. Preferred securities that are deemed to satisfy the eligibility criteria for the Underlying Index are added to the Underlying Index as component securities whereas those that are deemed to not satisfy the eligibility criteria are excluded from the Underlying Index’s rebalance. Rebalancing also can occur following specific events such as redemption, tenders, green-shoes and overallotments, re-openings, rights offerings, stock splits and suspension from trading on an exchange. These events generally will require that the Underlying Index be adjusted contemporaneous with the event or, at the latest, on the next Monthly Rebalance Date. The Fund is rebalanced in accordance with the Underlying Index.

WilderHill Clean Energy Index (Invesco WilderHill Clean Energy ETF)

The WilderHill Clean Energy Index includes companies that contribute to the advancement of clean energy, including those developing and selling energy technologies and energy management services designed to address efficiency and environmental challenges as well as changes in fossil fuel resource abundance. Trends affecting adoption of clean energy technologies include (but are not limited to) conventional air pollution, carbon dioxide and other greenhouse gas pollution leading to global warming, and risks to centralized grid or other energy infrastructure.

There is a strong bias in favor of pure play companies focused on technologies in (i) renewable energy, including solar, wind power and biofuels (ii) improving energy efficiency; (iii) advanced energy storage; (iv) cleaner fuels; or (v) innovative power delivery, materials, energy conversion including fuel cells and related industries. Companies in emerging clean energy fields, such as hydroelectric, geothermal, wave, tidal, and others, will be considered with respect to carbon content, impact upon marine and terrestrial biodiversity, and the degree to which they advance or reflect the clean energy sector.

Strictly in accordance with its guidelines and mandated procedures, the Underlying Index includes companies focused on the following areas:

•

Renewable Energy Supplies-Harvesting. These are the producers of energy that is renewably-made, or manufacturers relevant to green energy such as the makers of turbines and rotors used for wind power, makers of solar photovoltaic panels and suppliers of clean energy systems, and the makers of biofuels derived from renewable vegetable crops, as examples. These renewable methods supply desired electrical power directly where needed—or this “green” power could be stored as a clean fuel like hydrogen. Wind, solar, biofuels, hydro and waste-to-energy notably carry less burden of pollution, and renewable sources allow distributed generation that makes power closer to need.

•

Energy Storage. This wide-ranging category includes advanced batteries and materials that hold energy in familiar and novel ways, flywheels that make use of momentum and spinning at high speeds to store energy, supercapacitors that build and then release large amounts of power very quickly, and storage by compression, hydrides or other means. Because most renewable power is not ‘firm’ meaning not always on—like solar power that works only by day, or wind power just at windy times—joining renewable power with energy storage systems often makes sense.

•

Cleaner Fuels. Includes various liquid, solid and other biofuels derived from renewable sources or crops; for instance cellulosic, sugar, algae, or other feedstock in ethanol, biobutanol or biogasoline, as well as biomass and waste to energy. In the future, hydrogen—a gas that is the lightest and most abundant element—may become an ‘energy carrier’ by moving power made in one place to where it is needed. However, there are numerous daunting technical challenges including the lack of a hydrogen infrastructure and very high

352

cost; hydrogen fuel cells are in only early technical development, not widely commercialized, and are still far more costly than fossil fuels in practice.

•

Energy Conversion. These are the devices that convert an assortment of power, or fuels, or other inputs such as unmodulated electricity, gasoline/diesel etc. into the more desired electrical, motive, or other power/force wherever needed. This could include complex whole conversion systems producing useful work such as electrical vehicles and plug in hybrids, or more singularly separate items like LEDs, and the inverters, advanced motors and materials for conversion to an intended electrical, mechanical power. Energy conversion is critical but also generally depends on having cleaner fuel for inputs or on innovative technologies that convert existing fuels more cleanly, preventing pollution.

•

Greener Utilities. Among utilities in the United States are several explicitly emphasizing cleaner methods of making electric power including wind, solar, biogas, geothermal, hydro and others that can prevent pollution, while also ensuring greater price stability for the consumer. Unlike conventional plants, the price of renewable energy—though still costly—is widely declining. Should pollution such as from coal or oil be seen as more significant, or traditional fuel supplies be constrained or interrupted and prices rise—the alternative, independent and renewable approaches to producing utility power to the grid can become increasingly relevant. Nuclear power generation is notably excluded from this Index for clean energy.

•

Power Delivery and Conservation. Of importance in clean energy systems are the electronics and other items needed to improve efficiency and energy conservation in the first place, as well as capital equipment for production or manufacture of clean energy systems. Like energy conversion it can include devices that smooth power outputs, convert DC to AC and match power loads to output. This sector can include inverters and equipment for power conditioning, and in transport, power management for hybrid, hydrogen and fuel cell vehicles.

The Underlying Index is rebalanced calendar quarterly in March, June, September, and December. The Fund is rebalanced in accordance with the Underlying Index.

The Underlying Index uses a modified equal dollar weighting methodology. No single stock may exceed 4% of the total weight of the Underlying Index at the quarterly rebalancing. For a stock to be included in the selection universe, WilderHill must identify a company as one that has a significant exposure to clean energy, or contribute to the advancement of clean energy or be important to the development of clean energy. Companies in the Underlying Index generally (i) help prevent pollutants such as carbon dioxide, nitrous oxide, sulfur oxide or particulates and avoid carbon or contaminants that harm oceans, land, air or ecosystems structure, (ii) work to further renewable energy efforts and do so in ecologically and economically sensible ways and (iii) incorporate the precautionary principles into their pollution prevention and clean energy efforts. Similarly, companies in the Underlying Index generally will not have their majority interests in oil or coal, which are the highest-carbon fuels. Large companies with interests outside clean energy may be included if they are significant to this sector.

Market capitalization for the majority of Underlying Index stocks is $200 million and above. To account for notable but smaller companies sometimes significant to the clean energy field, a minority of Underlying Index stocks may have market capitalizations between $50 million and $200 million. Components less than $200 million are weighted at rebalance to one-half of a percent (0.50%). To be eligible for the Underlying Index, a stock must:

(a)	have a three-month average market capitalization of at least $50 million;

(b)	have a three-month average closing price above $1.00;

(c)	be listed on a major U.S. exchange; and

(d)	reach the minimum average daily liquidity requirements for sufficient trade volume.

In the event of a merger between two components, the Index Provider may adjust the share weight of the surviving entity to account for any shares issued in the acquisition. The Index Provider may substitute components or change the number of issues included in the Underlying Index, based on changing conditions in the industry or in the event of certain types of corporate actions, including mergers, acquisitions, spin-offs and reorganizations. In the event of component or share weight changes to the Underlying Index portfolio, the payment of dividends other than ordinary cash dividends, spin-offs, rights offerings, re-capitalizations or other corporate actions affecting a component of the Underlying Index, the Index Provider may adjust the Underlying Index divisor to ensure that there are no changes to the Underlying Index level as a result of non-market forces.

WilderHill Progressive Energy Index (Invesco WilderHill Progressive Energy ETF)

The WilderHill Progressive Energy Index is a modified equal dollar-weighted index composed of companies in transitional energy technologies that reduce carbon dioxide (CO2) and pollution from fossil fuels, and improve energy efficiency in dominant energy. Sectors include alternative fuel, emissions reduction, better efficiency, utilities, energy conversion & storage, and innovation in energy materials, production and use. Strictly in accordance with its guidelines and mandated procedures, WilderHill includes companies focused on the following areas in the Underlying Index:

•

Alternative Fuel: This area encompasses alternative fuels including innovative fossil fuel technologies, natural gas and liquefied natural gas, gas-to-liquids, hydrogen and methanol. Biofuels from renewable crops, ethanol, alcohol-based fuels and other alternatives, and nuclear power and its fuel are included within alternative energy. Lower-carbon, or the carbon-neutral near-term bridging options, are generally favored as part of a more responsible approach to fossil fuels. Somewhat higher-carbon options may be included if they also offer significant advantages such as energy security, or in addressing risks of climate change.

•	Better Efficiency: Companies that offer transitional improvements for efficiency, power management, supply-side

353

innovation or demand-side reduction, smarter materials, better information technology, metering etc. as a means to save energy in the first place.

•	Emission Reduction: This area includes end-of-pipe pollution controls, approaches that can reduce pollutants from fossil fuels and advances in so-called “clean coal.”

•

New Energy Activity: Varied companies in new energy whose emerging technologies improve use of fossil fuels and nuclear via innovation including in materials, nanotechnology, IT, infrastructure, or are a bridge to smarter energy use such as advanced motors, lightening and appliances; work by conglomerates developing smarter energy production and use is included.

•

Utilities: Those companies that are striving for cleaner power production, including large hydro. This area includes utilities with some nuclear generation; also, those with some wind power, however, renewable resources like wind or solar are generally not a focus of this Progressive Index.

•

Energy Conversion and Storage: Includes advanced batteries, materials, or storage of gaseous fuels, electro-mechanical transmission, whole vehicles such as using compressed natural gas or plugin hybrid electric vehicles; conversion includes new devices for converting an energy carrier to a desired power or use.

The Underlying Index is rebalanced calendar quarterly in March, June, September, and December. The Fund is rebalanced in accordance with the Underlying Index.

The Underlying Index uses a modified equal dollar weighting methodology. No single stock may exceed 5% of the total Underlying Index weight at the quarterly rebalancing. For a stock to be included in the selection universe, a company should be identified as having significant exposure to transitional energy technologies that improve near-term use of fossil fuels, oil, coal and natural gas, next-generation nuclear power, companies that advance pollution control or efficiency, including that address climate change risk, or are important in developing domestic non-renewable energy. Companies exposed to lower-carbon options such as natural gas, carbon-neutral renewable ethanol or biofuels and other less-polluting alternative fuels, as well as better energy efficiency, in particular are included, as are companies exposed to advances in materials and energy use.

Components less than $400 million in market capitalization are set to one-half of a percent (0.5%) weight at the rebalance. WilderHill may, at any time and from time to time, change the number of issues comprising the Underlying Index by adding or deleting one or more component stocks, or replacing one or more issues contained in the Underlying Index with one or more substitute stocks of its choice, if in WilderHill’s discretion such addition, deletion or substitution is necessary or appropriate to maintain the quality and/or character of the progressive energy industry.

To be eligible for the Underlying Index, a stock must have:

(i)	a three-month average market capitalization of at least $150 million;
(ii)	a three-month average closing price above $1.00 if not currently in the Underlying Index; and

(iii)	a listing on the NYSE, NYSE American, or NASDAQ and, if a foreign company, have its ADRs listed on the NYSE, NYSE American or NASDAQ.

In the event of a merger between two components, the Index Provider may adjust the share weight of the surviving entity to account for any shares issued in the acquisition. The Index Provider may substitute components or change the number of issues included in the Underlying Index, based on changing conditions in the industry or in the event of certain types of corporate actions, including mergers, acquisitions, spin-offs and reorganizations. In the event of component or share weight changes to the Underlying Index portfolio, the payment of dividends other than ordinary cash dividends, spin-offs, rights offerings, re-capitalizations or other corporate actions affecting a component of the Underlying Index, the Index Provider may adjust the Underlying Index divisor to ensure that there are no changes to the Underlying Index level as a result of non-market forces.

Wilshire US Micro-Cap IndexSM (Invesco Wilshire Micro-Cap ETF)

The Wilshire US Micro-Cap IndexSM is a subset of the Wilshire 5000. The Underlying Index includes securities ranked below 2500, based upon market capitalization, of securities in the Wilshire 5000. The Underlying Index is comprised of securities of micro-capitalization companies of U.S. issuers, including common stocks, REITs and BDCs. As of June 30, 2018, the micro-capitalization universe ranged from approximately $ 2 billion in market capitalization to under $1 million in market capitalization. The Underlying Index is weighted based upon float-adjusted market capitalization.

1.	To be included in the Wilshire US Micro-Cap IndexSM, an issue must:

•	Be the primary equity issue: a common stock, REIT or BDC;

•	Have its primary market listing in the United States;

•

Not be a bulletin-board issue, defined as a traded security that is not listed on NASDAQ or another national security exchange. These issues are not included because they generally do not consistently have readily available prices; and

•	For initial inclusion in the Wilshire US Micro-Cap IndexSM, be below the 2,500 issues by market capitalization in the Wilshire 5000 in March and September of each year.

•	For ongoing inclusion:

•

Constituents of the Wilshire US Micro-Cap IndexSM ranked among the largest 2,000 issues by market capitalization within the Wilshire 5000 in March and September of each year replace the lowest ranked constituents of the Wilshire US Small-Cap Index; and

•	A component security cannot be a constituent of the Wilshire US Small-Cap Index.

354

2.	The company’s primary issue for index valuation is determined based on the following criteria:

•	Market capitalization;

•	Trading volume;

•	Institutional holdings; and

•	Conversion rules (for companies with multiple share classes).

3.

Changes to the composition of the Underlying Index and updates of component shares and shares readily available for trading in the marketplace (commonly referred to as “float factors”) are based on the following rules:

•	Composition Changes:

•

The composition of the Underlying Index is reviewed monthly. Additions and deletions are made after the close of trading on the third Friday of the month and are pre-announced by the second day prior to the implementation date;

•

Additions include any new non-component company—an initial public offering or new exchange listing—that meets the Underlying Index’s inclusion standards as of the close of trading on the second Friday of the month;

•

Deletions include any issue that ceases being traded on an exchange and starts trading over-the-counter, generally referred to as “pink sheet listed,” or otherwise stops trading for ten consecutive days. The issue is removed at its latest quoted value or at $0.01 if no recent quoted value is available. Until the monthly review, the issue remains in the Underlying Index at its last exchange traded price;

•	Once a quarter, current component stocks with more than 20 non-trading days that have not been suspended are deleted. Suspended stocks are evaluated separately for removal;

•

In addition to the scheduled composition reviews, any issue that at any time fails to meet one or more of the Underlying Index membership requirements is removed from the Underlying Index as soon as prudently possible;

•

The Wilshire Index Oversight Committee may, at its discretion and if it has determined a company to be in extreme financial distress, remove the company from the Underlying Index if the committee deems the removal necessary to protect the integrity of the Underlying Index and interests of investors in products linked to the Underlying Index.

•	Share and Float Factor Updates:

•

Component shares and float factors are updated quarterly after the close of trading on the third Friday of March, June, September and December. The changes become effective at the opening of trading on the next business day;

•	In addition to the scheduled shares and float factor reviews, if the cumulative impact of corporate actions during the period between scheduled updates changes a company’s float-adjusted shares outstanding by ten percent (10%) or more, the company’s shares and float factor are updated as soon as prudently possible. Share and float changes based on corporate actions are implemented using standard Underlying Index procedures;

•

Shares and float factors of bulletin-board and pink sheet stocks are not adjusted until they are returned to exchange listings, except to account for stock splits and reverse splits. Companies that are re-listed as of the close of trading on the second Friday of each month will have their shares and float adjustments made at the same time as the monthly Underlying Index additions and deletions, after the close of trading on the third Friday of each month.

4.	Share Treatment and Float Adjustment: The following rules describe the treatment of shares and the application of float factors:

•	Shares outstanding for multiple classes of stock are combined into the primary issue’s shares outstanding to reflect the company’s total market capitalization;

•	Float adjustments are based on block ownership of each class of stock, and then are combined to determine total float for a company’s combined shares;

•	Float-adjustment factors will be implemented only if the blocked shares are greater than five percent (5%) of the company’s total shares outstanding.

5.	The Fund is rebalanced in accordance with its Underlying Index.

Zacks Micro Cap IndexTM (Invesco Zacks Micro Cap ETF)

Zacks designs the selection methodology of the Zacks Micro Cap IndexTM to identify companies with potentially superior risk-return profiles as determined by Zacks. The objective of the Underlying Index is to actively represent a group of stocks that has the potential to outperform passive benchmark micro capitalization indices (such as the Russell and Dow Jones Select Micro Cap Indices) and other actively managed U.S. micro capitalization strategies. The Underlying Index constituent selection methodology developed by Zacks is designed to be an effective, quantitative approach to selecting stocks with the greatest potential for capital appreciation from the micro capitalization subset of the domestic equity universe. The Underlying Index constituent selection methodology utilizes a Zack’s proprietary composite scoring system that measures companies on the basis of relative value and momentum. Zacks screens the Underlying Index constituents on a weekly basis for potential removal based on a proprietary quantitative ranking and rebalances the Underlying Index on a quarterly basis in March, June, September and December, effective three trading days following the end of the calendar quarter. As companies must achieve a minimum threshold on all factors, the actual number of companies may vary on a weekly basis and the remaining Underlying Index constituents will be reweighted accordingly. The Fund is reweighted and rebalanced in accordance with the Underlying Index.

355

Potential Underlying Index constituents include all domestic listed equities with a market capitalization between 0.015% and 0.15% of the largest capitalization domestic U.S. company at the time of selection (as of June 30, 2018 approximately $139 million to $1. 56 billion in market capitalization) exclusive of ADRs and over-the-counter bulletin board and penny stocks. The actual number of constituents in the Underlying Index will vary over time, but typically will range between 300 and 500 stocks that achieve the threshold composite ranking based on a proprietary multi-factor quantitative analysis that ranks each security on the basis of relative value and momentum. Strictly in accordance with its guidelines and mandated procedures, Zacks ranks and sorts each company from highest to lowest by each factor subset, then combines the rankings to establish a composite profile. A security may be an Underlying Index constituent only if it achieves a minimum threshold ranking on each factor.

Zacks Mid-Cap Core Index (Invesco Zacks Mid-Cap ETF)

The Underlying Index selection methodology is designed to identify securities with potentially superior risk-return profiles by using a proprietary strategy that evaluates stocks on multiple factors, including their high long-term earnings growth rate, price-earnings ratio and short interest. The Underlying Index seeks to select a group of securities with the potential to outperform indices such as the Russell Midcap Index or the S&P MidCap 400 Index and other benchmark indices on a risk-adjusted basis.

The Underlying Index constituent selection methodology utilizes multi-factor proprietary selection rules to identify those securities that offer the greatest potential from a yield and risk/return perspective while maintaining industry diversification. The approach is specifically designed to enhance investment applications and investability.

Underlying Index components are selected based on the following criteria:

1.

Potential Underlying Index constituents include all common stocks, ADRs, MLPs, REITs and BDCs listed on major domestic exchanges. The universe is limited to the mid-capitalization universe as defined by Zacks, which consists of those securities that rank between the 7th percentile and 25th percentile of an ordinal ranking of all domestic equities based on descending market capitalization (which as of June 30, 2018 translated to a range from approximately $2 billion in market capitalization to $22 billion in market capitalization).

2.

Each security is ranked using a quantitative rules-based methodology that includes broker recommendation changes, valuation, liquidity, contrarian indicators, and other factors and is sorted from highest to lowest. The constituent selection methodology was developed by Zacks as a quantitative approach to identifying those securities that offer the greatest return potential on a risk-adjusted basis.

3.

The Underlying Index is comprised of the 100 highest-ranking securities chosen using a rules-based quantitative ranking methodology proprietary to Zacks. The constituents are weighted based on relative market capitalization.

The Underlying Index is rebalanced quarterly on the last day of trading in March, June, September and December, effective at the end of each rebalance month. The Fund is rebalanced in accordance with its Underlying Index.

Zacks Multi-Asset Income Index (Invesco Zacks Multi-Asset Income ETF)

The Underlying Index selection methodology is designed to identify companies with potentially high income and superior risk-return profiles by using a proprietary strategy that evaluates stocks on multiple factors, including dividend yield and market capitalization. The objective of the Underlying Index is to select a diversified group of securities with the potential to have a yield in excess of and outperform, on a risk-adjusted basis, the Dow Jones US Select Dividend Index and other benchmark indices.

The Underlying Index constituent selection methodology utilizes multi-factor proprietary selection rules to identify those securities that offer the greatest potential from a yield and risk/return perspective while maintaining industry diversification. The approach is specifically designed to enhance investment applications and investability.

1.	Potential Underlying Index constituents include all U.S. stocks and ADRs that pay dividends, as well as REITs, MLPs, closed-end funds and traditional preferred stocks.

2.

The Underlying Index is comprised of approximately the 125 to 150 highest-ranking securities chosen using a rules-based quantitative ranking methodology proprietary to Zacks. Half (50%) or more of the portfolio will consist of dividend-paying common stocks. Closed-end funds are limited to 10% of the portfolio. MLPs are limited to one quarter (25%) of the portfolio. Exposure to ADRs, REITs, closed-end funds and preferred stocks is limited to a 10% maximum per investment type. The Underlying Index may also include up to 12 MLPs. The weight of any one sector is limited to 40% of the Underlying Index.

3.

Each company within each investment type is ranked using a quantitative rules-based methodology that includes yield, company growth, liquidity, relative value, momentum and other factors and is sorted from highest to lowest.

4.	The approximately 125 to 150 constituents are chosen and are weighted based on a proprietary method developed by Zacks within each investment type.

5.	The securities comprising the portfolio are regularly reviewed for deletion or dilution based on factors determined by Zacks.

The Underlying Index is reviewed and rebalanced quarterly effective three business days after the last trading day in February, May, August and November. The Fund is rebalanced in accordance with the Underlying Index.

Principal Risks of Investing in the Funds

The following provides additional information about certain of the principal risks identified under “Principal Risks of Investing in the Fund” in each Fund’s “Summary Information” section.

ADR and GDR Risk

ADRs are certificates that evidence ownership of shares of a foreign issuer and are alternatives to purchasing directly the underlying foreign securities in their national markets and

356

currencies. GDRs are certificates issued by an international bank that generally are traded and denominated in the currencies of countries other than the home country of the issuer of the underlying shares. ADRs and GDRs may be subject to certain of the risks associated with direct investments in the securities of foreign companies, such as currency, political, economic and market risks, because their values depend on the performance of the non-dollar denominated underlying foreign securities. Moreover, ADRs and GDRs may not track the price of the underlying foreign securities on which they are based, and their value may change materially at times when U.S. markets are not open for trading.

Certain countries may limit the ability to convert ADRs into the underlying foreign securities and vice versa, which may cause the securities of the foreign company to trade at a discount or premium to the market price of the related ADR. ADRs may be purchased through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by a depositary and the issuer of the underlying security. A depositary may establish an unsponsored facility without participation by the issuer of the deposited security. Unsponsored receipts may involve higher expenses and may be less liquid. Holders of unsponsored ADRs generally bear all the costs of such facilities, and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities.

GDRs can involve currency risk since, unlike ADRs, they may not be U.S. dollar-denominated. Because a Fund’s NAV is determined in U.S. dollars, the Fund’s NAV could decline if the currency of the non-U.S. market in which the Fund invests depreciates against the U.S. dollar, even if the value of the Fund’s holdings, measured in the foreign currency, increases.

Aerospace and Defense Industry Risk

Government aerospace and defense regulation and spending policies can significantly affect the aerospace and defense industry, as companies involved in the aerospace and defense industry rely to a large extent on U.S. (and other) Government demand for their products and services. There are significant inherent risks in contracting with the U.S. Government, which could have a material adverse effect on the business, financial condition and results of operations of industry participants, including:

•

termination by the U.S. Government of any contract as a result of a default by industry participants could subject them to liability for the excess costs incurred by the U.S. Government in procuring undelivered items from another source;

•

termination by the U.S. Government of any contract for convenience generally would limit industry participants recovery to costs already incurred or committed and limit participants profit to work completed prior to termination;

•	modification of U.S. Government contracts due to lack of congressional funding or changes in such funding could subject certain contracts to termination or modification;
•

failure to comply, even inadvertently, with the extensive and complex U.S. Government laws and regulations applicable to certain U.S. Government contracts and the laws governing the export of controlled products and commodities could subject industry participants to contract termination, civil and criminal penalties and, under certain circumstances, suspension from future U.S. Government contracts and exporting of products for a specific period of time;

•	results of routine U.S. Government audits and review could, in certain circumstances, lead to adjustments to industry contract prices, which could be significant; and

•

successful bids for U.S. Government contracts or the profitability of such contracts, if awarded, cannot be guaranteed in the light of the competitive bidding atmosphere under which U.S. Government contracts are awarded.

Furthermore, because companies involved in the aerospace and defense industry rely to a large extent on U.S. (and other) Government demand for their products and services, those companies could be adversely impacted by future reductions or changes in government spending. Government spending in aerospace and defense generally is not correlated with any economic cycle, but rather, on the cycle of general political support for this type of spending. However, there is no assurance that future levels of aerospace and defense spending will increase or that levels of aerospace and defense spending will not decrease in the future.

In addition, competition within the industry, labor relations and the price of fuel can affect the aerospace and defense industry. Airline deregulation has substantially diminished the U.S. Government’s role in the air transport industry while promoting an increased level of competition. However, regulations and policies of various domestic and foreign governments can still affect the profitability of individual carriers as well as the entire industry.

Authorized Participant Concentration Risk

Only APs may engage in creation or redemption transactions directly with a Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that those APs will establish or maintain an active trading market for the Shares. The risk may be heightened to the extent that securities underlying a Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with processing creation and/or redemption orders with respect to a Fund and no other AP is able to step forward to create or redeem Creation Units (as defined below), this may result in a significantly diminished trading market for Shares, which may be more likely to trade at a premium or discount to NAV and to face trading halts and/or delisting. This risk may be heightened for a Fund that invests in non-U.S. securities, which may have lower trading volumes.

357

Banking Industry Risk

Banks, including regional banks, which are subject to extensive government regulation that may affect the scope of their activities, their profitability, the prices that they can charge and the amount of capital that they must maintain. In addition, unstable interest rates can have a disproportionate effect on the banking industry; banks whose securities a Fund may purchase may themselves have concentrated portfolios of loans or investments that make them vulnerable to economic conditions that affect that industry. Increased competition also may affect adversely the profitability or viability of banks. In addition, the banking industry is undergoing numerous changes, including continuing consolidations, development of new products and structures and changes to its regulatory framework. Increased government involvement in the banking industry, including measures such as taking ownership positions in such institutions, could result in a dilution in the value of the shares that shareholders hold in such institutions. The recent deterioration of the credit markets has caused an adverse impact on a broad range of financial markets, thereby causing certain banking institutions to incur large losses. Certain banking institutions have experienced declines in the valuation of their assets and even ceased operations.

Basic Materials Sector Risk

Changes in world events, political and economic conditions, energy conservation, environmental policies, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources, technical progress and labor relations, among other factors, may adversely affect the companies engaged in the production and distribution of basic materials. Also, companies in the basic materials sector are at risk of liability for environmental damage and product liability claims. Production of materials may exceed demand as a result of market imbalances or economic downturns, leading to poor investment returns.

Biotechnology Industry Risk

Certain factors can affect the biotechnology industry (including the biotechnology and genome industry) significantly, including patent considerations, the termination of patent protections for products, intense domestic and international competition, rapid technological change and obsolescence, government regulation and expensive insurance costs due to the risk of product liability lawsuits. In addition, the biotechnology and genome industry is an emerging growth industry, and therefore biotechnology and genome companies may be capitalized thinly and may be more volatile than companies with greater capitalizations. Biotechnology and genome companies may have persistent losses during a new product’s transition from development to production, and their revenue patterns may be erratic. Biotechnology and genome companies also must contend with high development costs, which may be exacerbated by their inability to raise prices to cover costs because of managed care pressure, government regulation or price controls. Moreover, stock prices of biotechnology and genome companies are volatile, particularly when their products are up for regulatory approval or under regulatory scrutiny. Companies involved in this industry also may be subject to extensive government regulations by the Food and Drug

Administration (“FDA”), the Environmental Protection Agency and the United States Department of Agriculture. These regulations may affect and significantly limit a biotechnology and genome company’s research, product development and approval of products.

Building and Construction Industry Risk

Supply and demand for specific products or services, as well as for industrial sector products in general, may affect significantly the companies in the building and construction industry. In addition, changes in government spending, zoning laws, economic conditions, interest rates, taxation, real estate values and overbuilding also may affect significantly the building and construction industry. The products of companies that operate in the building and construction industry may face obsolescence due to rapid technological developments and frequent new product introduction. Government regulation, world events and economic conditions also affect the performance of companies in these industries. Companies in this industry also face risks of environmental damage and product liability claims. In addition, environmental clean-up costs and catastrophic events such as earthquakes, hurricanes and terrorist acts may affect significantly certain segments of the building and construction industry.

Canada Risk

Because Invesco International Dividend AchieversTM ETF invests a significant portion of its assets in companies that are domiciled in Canada, the Fund is particularly sensitive to political, economic and social conditions in that country. The Canadian economy is heavily dependent on relationships with certain key trading partners. The United States is Canada’s largest trading and investment partner, and the Canadian economy is significantly affected by developments in the U.S. economy. Any downturn in U.S. economic activity is likely to have an adverse impact on the Canadian economy. In addition, Canada is a large producer and supplier of natural resources (e.g., metals, oil, natural gas and agricultural products). The Canadian economy is especially dependent on the demand for, and supply of, those natural resources, and the Canadian market is relatively concentrated in issuers involved in the production and distribution of natural resources. As a result, the Canadian economy is sensitive to fluctuations in certain commodity prices, and any adverse events that affect Canada’s major industries may have a negative impact on the overall Canadian economy and the shares of the Fund.

Capital Markets Industry Risk

Companies in the capital markets industry may be significantly affected by stock and bank trading activity, changes in governmental regulation, continuing increases in price competition, decreases in fees or fee-related business, including investment banking, brokerage, asset management and other servicing fees, fluctuations in interest rates and other factors which could adversely affect financial markets.

Chemicals Industry Risk

Companies in the chemicals industry, include, but are not limited to specialty chemical companies, may be significantly affected by intense competition, product obsolescence, raw materials prices, and government regulation, and may be subject to risks

358

associated with the production, handling and disposal of hazardous components, and litigation arising out of environmental contamination.

China Exposure Risk

The value of the securities of companies that derive the majority of their revenues from China is likely to be more volatile than that of other issuers. The economy of China differs, often unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment, among others. Under China’s political and economic system, the central government historically has exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership. Since 1978, the Chinese government has been, and is expected to continue, reforming its economic policies, which has resulted in less direct central and local government control over the business and production activities of Chinese enterprises and companies. Notwithstanding the economic reforms instituted by the Chinese government and the Chinese Communist Party, actions of the Chinese central and local government authorities continue to have a substantial effect on economic conditions in China, which could affect its public and private sector companies. In the past, the Chinese government has, from time to time, taken actions that influenced the prices at which certain goods may be sold, encouraged companies to invest or concentrate in particular industries, induced mergers between companies in certain industries and induced private companies to publicly offer their securities to increase or continue the rate of economic growth, controlled the rate of inflation or otherwise regulated economic expansion. It may do so in the future as well. Such actions and a variety of other centrally planned or determined activities by the Chinese government could have a significant adverse effect on economic conditions in China, the economic prospects for, and the market prices and liquidity of, the securities of Chinese companies and the payments of dividends and interest by such companies. In addition, expropriation, including nationalization, confiscatory taxation, political, economic or social instability or other developments could adversely affect the assets held by Chinese companies.

From time to time, certain companies may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. Government and the United Nations and/or in countries the U.S. Government identified as state sponsors of terrorism. One or more of these companies may be subject to constraints under U.S. law or regulations that could negatively affect the company’s performance. Additionally, one or more of these companies could suffer damage to its reputation if the market identifies it as a company that invests or deals with countries that the U.S. Government identifies as state sponsors of terrorism or subjects to sanctions.

Clean Energy Industry Risk

Companies in the clean energy industry can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants and general economic conditions. Further, the clean energy industry can be significantly affected by intense competition and legislation resulting in more strict government regulations and enforcement policies and specific expenditures for cleanup efforts. The clean energy industry may be subject to risks associated with hazardous materials, and it also can be significantly affected by fluctuations in energy prices and supply and demand of alternative energy fuels, energy conservation, the success of exploration projects and tax and other government regulations. The industry also can be significantly affected by the supply of and demand for specific products or services, the supply of and demand for oil and gas, the price of oil and gas, production spending, government regulation, world events and economic conditions.

This sector is relatively nascent and under-researched in comparison to more established and mature sectors; therefore, it has greater investment risk. Changes in U.S., European and other governments’ policies towards alternative power and power technology also may have an adverse effect on a Fund’s performance. Companies in this sector often have a limited operating history, and some of them may never have traded profitably. Investment in young companies with a short operating history is generally riskier than investment in companies with a longer operating history. To the extent that a Fund is composed of securities issued by companies operating in a limited number of industries, it will carry greater risk and may be more volatile than a portfolio composed of securities issued by companies operating in a wide variety of different industries.

The price of crude oil, natural gas, electricity produced from traditional hydropower and that generated from nuclear power and possibly other as yet undiscovered energy sources could potentially have a negative impact on the competitiveness of renewable energies.

Cleantech Sector Risk

The risks of investing in the cleantech sector include the risks of focusing investments in the water, energy and environmental sectors. Adverse developments in the water, energy and environmental sectors may significantly affect companies in the cleantech sector. Companies involved in the water sector are subject to tax and price fluctuations and competition. Securities of companies in the energy sector are subject to swift price and supply fluctuations caused by events relating to international politics, the success of project development and tax and other governmental regulatory policies. Weak demand for the companies’ products or services or for energy products and services in general, as well as negative developments in these other areas, may adversely affect a Fund’s performance.

Consumer Discretionary Sector Risk

Companies engaged in the consumer discretionary sector are affected by fluctuations in supply and demand and changes in consumer demographics and preferences. The success of consumer product manufacturers and retailers is tied closely to the performance of domestic and international economies. Moreover, changes in consumer spending as a result of world events, political and economic conditions, commodity price volatility, changes in interest and exchange rates, imposition of

359

import controls, increased competition, depletion of resources and labor relations also may adversely affect these companies. Companies in the consumer discretionary sector depend heavily on disposable household income and consumer spending, and may be strongly affected by social trends and marketing campaigns. These companies may be subject to severe competition, which may have an adverse impact on their profitability.

Consumer Staples Sector Risk

Changes in the worldwide economy, consumer spending, competition, demographics and consumer preferences, exploration and production spending may adversely affect companies, as well as natural and man-made disasters and political, social or labor unrest, in the consumer staples sector. Companies in this sector also are affected by changes in government regulation, world events and economic conditions.

Dividend Paying Security Risk

As a group, securities that pay high dividends can fall out of favor with the market, causing such companies to underperform companies that do not pay high dividends. Also, changes in the dividend policies of the companies in an Underlying Index or Underlying Intellidex and the capital resources available for such companies’ dividend payments may affect a Fund. In addition, the value of dividend-paying common stocks can decline when interest rates rise, as fixed-income investments become more attractive to investors.

Energy Exploration and Production Industry Risk

Invesco Dynamic Energy Exploration & Production ETF faces the risk that companies in the energy exploration and production industry are subject to extensive government regulation, which may increase the cost of business and limit these companies’ earnings. In addition, these companies are at risk of civil liability from accidents resulting in injury or loss of life or property, pollution or other environmental damage claims and risk of loss from terrorism and natural disasters. Changes in economic conditions and events in the regions where the companies operate (e.g., nationalization, expropriation, imposition of restrictions on foreign investments and repatriation of capital and social or labor unrest) also affect companies in this industry significantly. Companies in this industry could be affected adversely by levels and volatility of global energy prices, commodity price volatility, changes in exchange rates, interest rates imposition of import controls, increased competition, capital expenditures on exploration and production, depletion of resources, development of alternative energy sources and energy conservation efforts, technological developments and labor relations.

Energy Sector Risk

Companies in the energy sector are subject to extensive government regulation, including contractual fixed pricing, which may increase the cost of business and limit these companies’ earnings. A significant portion of their revenues may depend on a relatively small number of customers, including governmental entities and utilities. As a result, governmental budget constraints may have a material adverse effect on the stock prices of companies in this industry.

Energy companies may do business with companies in countries other than the United States. Such companies often operate in countries with less stringent regulatory regimes and countries that have a history of expropriation and/or nationalization, among other adverse policies. In addition, these companies are at risk of civil liability from accidents resulting in injury, loss of life or property, pollution or other environmental damage claims and risk of loss from terrorism and natural disasters. The energy sector is cyclical, and commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources, development of alternative energy sources, technological developments and labor relations also could affect companies in this sector. Recent global economic events have created greater volatility in the energy sector, including substantial declines in the price of oil. Such events may create wide fluctuations in the value of companies in this sector, which may affect the value of the Shares.

Equity Risk

Equity risk is the risk that the value of equity securities, including common stocks, will fall. The value of an equity security may fall due to changes in general economic conditions that impact the market as a whole and that are relatively unrelated to an issuer or its industry. These conditions include changes in interest rates, specific periods of overall market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. An issuer’s common stock in particular may be especially sensitive to, and more adversely affected by, these general movements in the stock market; it is possible that a drop in the stock market may depress the price of most or all of the common stocks that a Fund holds.

In addition, equity risk includes the risk that investor sentiment toward, and perceptions regarding, particular industries or economic sectors will become negative. Price changes of equity securities may occur in a particular region, industry, or sector of the market, and as a result, the value of an issuer’s common stock may fall solely because of factors, such as increases in production costs, that negatively impact other companies in the same industry or in a number of different industries.

Equity risk also includes the financial risks of a specific company, including that the value of the company’s securities may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. In particular, the common stock of a company may decline significantly in price over short periods of time. For example, an adverse event, such as an unfavorable earnings report, may depress the value of common stock; similarly, the common stock of an issuer may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer experiences a decline in its financial condition.

Financials Sector Risk

Financial companies are subject to extensive government regulation and, as a result, their profitability may be affected by new regulations or regulatory interpretations, unstable interest rates can have a disproportionate effect on the financials sector; financial companies whose securities a Fund may purchase may

360

themselves have concentrated portfolios, which makes them vulnerable to economic conditions that affect that sector; and financial companies have been affected by increased competition, which could adversely affect the profitability or viability of such companies. In addition, the financials sector is undergoing numerous changes, including continuing consolidations, development of new products and structures and changes to its regulatory framework. Increased government involvement in financial institutions, including measures such as taking ownership positions in such institutions, could result in a dilution in the value of the shares held by shareholders in such institutions.

Moreover, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which may adversely affect securities held by a Fund. These circumstances have also decreased liquidity in some markets and may continue to do so. Liquidity in some markets has decreased and credit has become scarcer worldwide. The recent deterioration of the credit markets has caused an adverse impact on a broad range of financial markets, thereby causing certain financial services companies to incur large losses. Certain financial services companies have experienced decline in the valuation of their assets and even ceased operations.

Financial services companies also are subject to extensive government regulation and, as a result, their profitability may be affected by new regulations or regulatory interpretations. Recent regulatory changes, including the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) and the introduction of new international capital and liquidity requirements under the Basel III Accords (“Basel III”), may cause lending activity within the financial services sector to be constrained for several years as Basel III rules phase in and rules and regulations are promulgated and interpreted under the Dodd-Frank Act. These market conditions may continue or deteriorate further and may add significantly to the risk of short-term volatility in a Fund.

Food and Beverage Industry Risk

The food and beverage industry (including, but not limited to the food products industry) is highly competitive and can be significantly affected by demographic and product trends, competitive pricing, food fads, marketing campaigns, environmental factors, government regulation, adverse changes in general economic conditions, evolving consumer preferences, nutritional and health-related concerns, federal, state and local food inspection and processing controls, consumer product liability claims, consumer boycotts, risks of product tampering, and the availability and expense of liability insurance. Product recalls require companies in the food and beverage industry to withdraw contaminated or mislabeled products from the market. In addition, there are risks pertaining to raw materials and the suppliers of such raw materials that include changing market prices. The prices for raw materials fluctuate in response to a number of factors, including, but not limited to, changes in the U.S. Government farm support programs, changes in international agricultural and trading policies, weather and other conditions during the growing and harvesting seasons.

Foreign Financial Institution Risk

Certain of the companies that comprise the Underlying Index of the Invesco Financial Preferred ETF, while traded on U.S. exchanges, may be issued by foreign financial institutions. Therefore, the Fund may be subject to the risks of investing in securities issued by foreign companies.

Foreign Securities Risk

Funds that may invest in foreign securities, GDRs or ADRs face unique risks compared to investing in securities of U.S. issuers, including, among others, greater market volatility, the availability of less reliable financial information, higher transactional costs, taxation by foreign governments, decreased market liquidity and political instability. Foreign issuers often are subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are U.S. securities, and therefore, not all material information regarding these issuers will be available. Securities exchanges or foreign governments may adopt rules or regulations that may negatively impact a Fund’s ability to invest in foreign securities or may prevent a Fund from repatriating its investments. In addition, a Fund may not receive shareholder communications or be permitted to vote the securities that it holds, as the issuers may be under no legal obligation to distribute them. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

In addition, securities of foreign issuers may be less liquid than comparable securities of U.S. issuers and, as such, their price changes may be more volatile. Furthermore, foreign exchanges and broker-dealers generally are subject to less government and exchange scrutiny and regulation than their U.S. counterparts. In addition, differences in clearance and settlement procedures in foreign markets may occasion delays in settlement of a Fund’s trades effected in those markets and could result in losses to a Fund due to subsequent declines in the value of the securities subject to the trades.

Depositary receipts also involve substantially identical risks to those associated with investments in foreign securities. Additionally, the issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, have no obligation to distribute shareholder communications to the holders of such receipts or to pass through to them any voting rights with respect to the deposited securities.

Growth Risk

Growth stocks generally are priced higher than non-growth stocks, in relation to the issuer’s earnings and other measures, because investors believe they have greater growth potential. However, there is no guarantee that such an issuer will realize that growth potential. In addition, the market values of “growth” common stocks may be more volatile than other types of investments, and therefore such stocks may be more susceptible to rapid price swings, especially during periods of economic uncertainty or in response to adverse news about the condition of the issuer, such

361

as earnings disappointments. The returns on “growth” common stocks may or may not move in tandem with the returns on other styles of investing or the overall stock market. “Growth” stocks may fall out of favor and trail the returns of other styles of investing. Growth stocks also may be more adversely affected in a down market, as growth stocks typically have little or no dividend income to absorb the effect of adverse market conditions.

Health Care Sector Risk

Companies in the health care sector include, but are not limited to health care equipment and services companies. Factors that may affect the profitability of companies in the healthcare sector include extensive government regulation, restrictions on government reimbursement for medical expenses, rising costs of medical products, services and facilities, pricing pressure, an increased emphasis on outpatient services, limited number of products and product obsolescence due to industry innovation, changes in technologies and other market developments. A major source of revenue for the healthcare industry is payments from the Medicare and Medicaid programs. As a result, the industry is sensitive to legislative changes and reductions in governmental spending for such programs. Companies in the healthcare sector depend heavily on patent protection. The process of obtaining patent approval can be long and costly, and the expiration of patents may adversely affect the profitability of the companies. Healthcare companies also are subject to extensive litigation based on product liability and similar claims. Additional factors also may adversely affect healthcare companies, and state or local healthcare reform measures. Many new products are subject to regulatory approval and the process of obtaining such approval can be long and costly. Healthcare companies also are subject to competitive forces that may make raising prices difficult and, at times, may result in price discounting. In addition, companies in the healthcare sector may be thinly capitalized and therefore may be susceptible to product obsolescence.

High Yield Securities Risk

High yield securities generally offer a higher current yield than that available from higher grade issues, but they typically involve greater risk. High yield securities generally are rated below investment grade (and commonly are referred to as “junk bonds”). The ability of issuers of high yield securities to make timely payments of interest and principal may be impacted by adverse changes in general economic conditions, changes in the financial condition of their issuers and price fluctuations in response to changes in interest rates. High yield securities are less liquid than investment grade securities and may be difficult to price or sell, particularly in times of negative sentiment toward high yield securities. Issuers of high yield securities may have a larger amount of outstanding debt relative to their assets than issuers of investment grade securities have. Periods of economic downturn or rising interest rates may cause the issuers of high yield securities to experience financial distress, which could adversely impact their ability to make timely payments of principal and interest and could increase the possibility of default. The market value and liquidity of high yield securities may be impacted negatively by adverse publicity and investor perceptions, whether or not based on fundamental analysis, especially in a market characterized by low trade volume.

Index Risk

Unlike many investment companies that are “actively managed,” the Funds are “passive” investors and therefore do not utilize investing strategies that seeks returns in excess of the Underlying Index or Underlying Intellidex, as applicable. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from the respective Underlying Index or Underlying Intellidex, even if that security generally is underperforming. If a specific security is removed from an Underlying Index or Underlying Intellidex, a Fund may be forced to sell such security at an inopportune time or for a price lower than the security’s current market value. An Underlying Index or Underlying Intellidex may not contain the appropriate mix of securities for any particular economic cycle. Unlike with an actively managed fund, the Adviser does not use defensive strategies designed to lessen the impact of periods of market volatility or market decline. This means that, based on certain market and economic conditions, a Fund’s performance could be lower than other types of mutual funds with investment advisers that actively manage their portfolio assets to take advantage of market opportunities.

Industrials Sector Risk

Changes in government regulation, world events and economic conditions may adversely affect the companies in the industrials sector. In addition, these companies are at risk for environmental damage claims. Industrial companies also may be adversely affected by commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources, technological developments, labor relations and changes in the supply of and demand for their specific products or services or for industrials sector products in general.

Industry Concentration Risk

In following its methodology, a Fund’s Underlying Index or Underlying Intellidex from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that an Underlying Index or Underlying Intellidex concentrates in the securities of issuers in a particular industry or sector, a Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, a Fund faces more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which a Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or sector may be out of favor and underperform other industries or the market as a whole. Information about the Funds’ exposure to a particular industry is available in the Funds’ Annual and Semi-Annual Reports to Shareholders, as well as on their Forms N-Q as filed with the SEC.

362

Information Technology Sector Risk

Companies in the technology sector may be adversely affected by the failure to obtain, or delays in obtaining, financing or regulatory approval, intense competition, both domestically and internationally, product compatibility, consumer preferences, corporate capital expenditure, rapid obsolescence and competition for the services of qualified personnel. Companies in the technology sector also face competition or potential competition with numerous alternative technologies. In addition, the highly competitive technology sector may cause the prices for these products and services to decline in the future.

Technology companies may have limited product lines, markets, financial resources or personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

The technology sector is subject to rapid and significant changes in technology that are evidenced by the increasing pace of technological upgrades, evolving industry standards, ongoing improvements in the capacity and quality of digital technology, shorter development cycles for new products and enhancements, developments in emerging wireless transmission technologies and changes in customer requirements and preferences. The success of sector participants depends substantially on the timely and successful introduction of new products.

Insurance Industry Risk

Many factors can significantly affect companies in the insurance industry, including changes in interest rates, general economic conditions, the imposition of premium rate caps, competition and the pressure to compete globally, including price and marketing competition, and other changes in government regulation or tax law. In addition, different segments of the insurance industry may be affected by mortality and morbidity rates, actuarial miscalculations, environmental clean-up costs and catastrophic events such as natural disasters and terrorist acts and availability and cost of reinsurance.

Internet and Direct Marketing Retail Industry Risk

Companies in the internet and direct marketing retail industry provide retail services primarily on the Internet, through mail order and TV home shopping retailers, and rely heavily on consumer spending. Prices of securities of companies in this industry may fluctuate widely due to general economic conditions, consumer spending and the availability of disposable income, changing consumer tastes and preferences and consumer demographics. Legislative or regulatory changes and increased government supervision also may affect companies in this industry.

Internet Software and Services Sector Risk

Competitive pressures, such as technological developments, fixed rate pricing and the ability to attract and retain skilled employees, can significantly affect the Internet software and services sector. For example, as product cycles shorten and manufacturing capacity increases, these companies could become subject increasingly to aggressive pricing, which hampers profitability. Changing domestic and international demand, research and development costs, availability and price of components and product obsolescence also can affect profitability.

The market for these Internet software products is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of Internet software and services companies depends substantially on the timely and successful introduction of new products or services. An unexpected change in one or more of the technologies affecting a company’s products or in the market for products based on a particular technology could have a material adverse effect on the company’s operating results. Furthermore, there can be no assurance that the software and services companies can respond in a timely manner to compete in the rapidly developing marketplace.

Based on trading history of common stock, factors such as announcements of new products or development of new technologies and general conditions of the industry have caused, and are likely to cause, the market price of high-technology common stocks to fluctuate substantially. In addition, technology company stocks have experienced extreme price and volume fluctuations that often have been unrelated to the operating performance of such companies.

Many software companies rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by software companies to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not develop independently technologies that are equivalent substantially or superior to such companies’ technology.

Investments in BDCs Risk

There are certain risks inherent in investing in BDCs, whose principal business is to invest in and lend capital to privately held companies. The 1940 Act imposes certain restraints upon the operations of a BDC. For example, BDCs are required to invest at least 70% of their total assets primarily in securities of private companies or thinly traded U.S. public companies, cash, cash equivalents, U.S. government securities and high-quality debt investments that mature in one year or less. Generally, little public information exists for private and thinly traded companies, and there is a risk that investors may not be able to make a fully informed investment decision. With investments in debt instruments, there is a risk that the issuer may default on its payments or declare bankruptcy. Additionally, a BDC may incur indebtedness only in amounts such that the BDC’s asset coverage equals at least 200% after such incurrence. These limitations on asset mix and leverage may prohibit the way that the BDC raises capital. BDCs generally invest in less mature private companies, which involve greater risk than well-established, publicly-traded companies.

Investments made by BDCs generally are subject to legal and other restrictions on resale and otherwise are less liquid than publicly traded securities. The illiquidity of these investments may make it difficult to sell such investments if the need arises, and if

363

there is a need for a BDC in which a Fund invests to liquidate its portfolio quickly, it may realize a loss on its investments.

BDCs may have relatively concentrated investment portfolios, consisting of a relatively small number of holdings. A consequence of this limited number of investments is that the aggregate returns realized may be disproportionately impacted by the poor performance of a small number of investments, or even a single investment, particularly if a company experiences the need to write down the value of an investment, which tends to increase volatility and result in higher risk. Since BDCs rely on access to short-term money markets, longer-term capital markets and the bank markets as a significant source of liquidity, to the extent that BDCs are not able to access capital at competitive rates, their ability to implement certain financial strategies will be negatively impacted. Market disruptions, including a downturn in capital markets in general, or a downgrade of the credit rating of a BDC held by a Fund may increase the cost of borrowing to that company, thereby adversely impacting the Fund’s returns. Credit downgrades also may result in requirements on a company to provide additional support in the form of letters of credit or cash or other collateral to various counterparties.

Since many of the assets of BDCs do not have readily ascertainable market values, such assets are most often recorded at fair value, in good faith, in accordance with valuation procedures adopted by such companies. Such determination requires that judgment be applied to the specific facts and circumstances. Due to the absence of a readily ascertainable market value, and because of the inherent uncertainty of fair valuation, fair value of a BDC’s investments may differ significantly from the values that would be reflected if the securities were traded in an established market, potentially resulting in material differences between a BDC’s NAV per share and its market value.

Investment advisers to BDCs may be entitled to compensation based on the BDC’s performance, which may result in riskier or more speculative investments in an effort to maximize incentive compensation and higher fees. In addition, to the extent that a Fund invests a portion of its assets in BDCs, a shareholder in the Fund not only will bear his or her proportionate share of the expenses of the Fund, but also will bear indirectly the expenses of the BDCs.

Investments in Investment Companies Risk

If a Fund invests in other investment companies (including ETFs), the Fund’s investment performance may depend on the investment performance of the underlying fund or ETF in which it invests. An investment in other investment companies or ETFs is subject to the risks associated with those investment companies, which include, but are not limited to, the risk that such fund’s investment strategy may not produce the intended results; the risk that securities in such fund may underperform in comparison to the general securities markets or other asset classes; and the risk that the fund will be concentrated in a particular issuer, market, industry or sector, and therefore will be especially susceptible to loss due to adverse occurrences affecting that issuer, market, industry or sector. The Funds will pay indirectly a proportional share of the fees and expenses of the funds or ETFs in which they invest (including operating expenses and management fees of those funds or ETFs), while continuing to pay its fees to the Adviser. As a result, shareholders will absorb duplicate levels of fees with respect to a Fund’s investments in such other ETFs or investment companies.

Issuer-Specific Changes Risk

The performance of each Fund depends on the performance of individual securities to which that Fund has exposure. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform worse than the market as a whole, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, changes in technology, expiration of patent protection, disruptions in supply, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.

Leisure and Entertainment Industries Risk

Companies engaged in the design, production, or distribution of goods or services for the leisure and entertainment industries (including sports arenas, amusement and theme parks, gaming casinos, sporting goods, camping and recreational equipment, toys and games, travel-related services, hotels and motels and fast food and other restaurants) may become obsolete quickly. Additionally, several factors can significantly affect the leisure and entertainment industries, including the performance of the overall economy, changing consumer tastes and discretionary income levels, intense competition, technological developments and government regulation.

Machinery Industry Risk

The machinery industry (which includes companies that make machines for use in a range of sectors, including construction, agriculture, mining and energy) traditionally has been extremely cyclical and therefore susceptible to general economic trends. Additionally, the machinery industry can be significantly affected by changes in employment, interest rates, consumer sentiment and spending or other indicators of economic growth. Other factors can impact companies in the machinery industry, including: overall capital spending levels, which are influenced by an individual company’s profitability and broader factors such as interest rates and foreign competition; commodity prices; technical obsolescence; labor relations legislation; government regulation and spending; import controls; and worldwide competition. Machinery companies also can be adversely affected by liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.

Market Risk

The securities in each Underlying Index or Underlying Intellidex are subject to market fluctuations, and a Fund could lose money due to short-term market movements and over longer periods during market downturns. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in its respective Underlying Index or Underlying Intellidex. The value of a security may decline due to general market conditions, economic trends or events that are not

364

specifically related to the issuer of the security or due to factors that affect a particular industry or group of industries. During a general downturn in the securities markets, multiple asset classes may be negatively affected.

Market Trading Risk

Each Fund faces numerous market trading risks, including losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Although the Shares of each Fund are listed for trading on a securities exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained by market makers or APs, that the Shares will continue to trade on any such exchange or that the Shares will continue to meet the requirements for listing on an exchange. Any of these factors, among others, may lead to the Shares trading at a premium or discount to a Fund’s NAV. As a result, an investor could lose money over short or long periods. Further, a Fund may experience low trading volume and wide bid/ask spreads. Bid/ask spreads vary over time based on trading volume and market liquidity (including for the underlying securities held by a Fund), and are generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Additionally, in stressed market conditions, the market for the Shares may become less liquid in response to deteriorating liquidity in the markets for a Fund’s portfolio holdings, which may cause a variance in the market price of the Shares and their underlying value.

Master Limited Partnership Risk

Investments in MLPs present additional risks when compared to investments in common stocks. MLPs are subject to certain risks inherent in the structure of MLPs, including tax risks, limited control and voting rights and potential conflicts of interest between the MLP and the MLP’s general partner. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. For example, MLPs in energy-related industries are subject to fluctuations in the prices of commodities, a significant decrease in the production of or a sustained decline in demand for energy commodities, and construction risk, development risk, acquisition risk or other risks arising from their specific business strategies. Furthermore, as partnerships, MLPs may be subject to less regulation (and less protection for investors) under state laws than corporations. Securities issued by MLPs also may experience limited trading volumes and, thus, may be relatively illiquid or volatile at times.

MLPs are generally not subject to tax at the partnership level. Rather, each partner is allocated a share of the MLP’s income, gains, losses, deductions, and expenses. A change in current tax law, or a change in the underlying business of a given MLP could result in the MLP being treated as a corporation for U.S. federal tax purposes, which would result in such MLP being required to pay U.S. federal income tax on its taxable income. Such treatment also would have the effect of reducing the amount of cash available for distribution by the affected MLP. Thus, if any MLP owned by a Fund were treated as a corporation for U.S. federal tax purposes, such treatment could result in a reduction in the value of a Fund’s investment in such MLP.

Media Industry Risk

Companies engaged in design, production or distribution of goods or services for the media industry (including television or radio broadcasting or manufacturing, publishing, recordings and musical instruments, motion pictures and photography) may become obsolete quickly. Media companies are subject to a variety of risks, which include cyclicality of revenues and earnings; a decrease in the discretionary income of targeted individuals; changing consumer tastes and interests; fierce competition in the industry; and the potential for increased government regulation. Media company revenues largely are dependent on advertising spending. A weakening general economy or a shift from online to other forms of advertising may lead to a reduction in discretionary spending on online advertising. Additionally, federal deregulation of cable and broadcasting, competitive pressures and government regulation may affect companies in the media industry significantly.

Micro-Capitalization Company Risk

Investments in the securities of micro capitalization companies involve substantially greater risks of loss and price fluctuations than other securities with larger capitalizations. Micro capitalization companies carry additional risks because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations. Micro capitalization companies may be newly formed or in the early stages of development, with limited product lines, markets or financial resources, and they may lack management depth or may be overly reliant on specific key individuals. In addition, less public information may be available about these companies. The shares of micro capitalization companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the future ability to sell these securities. Also, the Fund may take a long time before it realizes a gain, if any, on an investment in a micro capitalization company.

Momentum Investing Risk

In general, momentum is the tendency of an investment to exhibit persistence in its relative performance; a “momentum” style of investing emphasizes investing in securities that have had better recent performance compared to other securities, on the theory that these securities will continue to increase in value.

Momentum investing is subject to the risk that the securities may be more volatile than the market as a whole. High momentum may also be a sign that the securities’ prices have peaked, and therefore the returns on securities that previously have exhibited price momentum may be less than returns on other styles of investing. Momentum can turn quickly, and stocks that previously have exhibited high momentum may not experience continued positive momentum. A Fund may experience significant losses if momentum stops, reverses or otherwise behaves differently than predicted. In addition, there may be periods when the momentum style of investing is out of favor and therefore, the investment performance of a Fund may suffer.

365

Networking Industry Risk

The risk that the networking industry is evolving rapidly and, as a result, many factors may affect the industry significantly, including corporate capital expenditure trends, competitive pressures such as the ability to attract and retain skilled employees, and obsolescence due to rapid technological innovation or changing consumer preferences. The market for these network products is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of network companies depends substantially on the timely and successful introduction of new products or services. An unexpected change in one or more of the technologies affecting a company’s products or in the market for products based on a particular technology could have a material adverse effect on the company’s operating results. Furthermore, there can be no assurance that the network companies will be able to respond in a timely manner to compete in the rapidly developing marketplace.

Many network companies rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by network companies to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not develop technologies independently that substantially are equivalent or superior to such companies’ technology. The networking industry is characterized by the existence of a large number of patents and frequent claims and related litigation regarding patent, trade secret and other intellectual property rights.

Non-Correlation Risk

A Fund’s returns may not match the return of its Underlying Intellidex or Underlying Index (that is, it may experience tracking error) for a number of reasons. For example, a Fund incurs operating expenses not applicable to its Underlying Intellidex or Underlying Index and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its Underlying Intellidex or Underlying Index. To the extent that a Fund has just commenced operations and/or has a relatively small amount of assets, those transaction costs could have a proportionally greater impact on that Fund. Additionally, a Fund’s use of a sampling approach may result in returns for such Fund that are not as well-correlated with the return of its respective Underlying Index or Underlying Intellidex as would be the case if the Fund purchased all of the securities in its Underlying Index or Underlying Intellidex in the proportions represented in the Underlying Index or Underlying Intellidex.

The performance of a Fund and its Underlying Intellidex or Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and its Underlying Intellidex or Underlying Index resulting from legal restrictions, costs or liquidity constraints. Additionally, a Fund that issues or redeems Creation Units principally for cash will incur higher costs in buying or selling securities than if it issued and redeemed Creation Units principally in-kind, which may contribute to tracking error. A Fund may fair value certain of the securities it holds. To the extent a Fund calculates its NAV based on fair value prices, the Fund’s ability to track its Underlying Intellidex or Underlying Index may be adversely affected. Since each Underlying Intellidex or Underlying Index is not subject to the tax diversification requirements to which each Fund must adhere, a Fund may be required to deviate its investments from the securities contained in, and relative weightings of, its Underlying Intellidex or Underlying Index. A Fund may not invest in certain securities included in its respective Underlying Intellidex or Underlying Index due to liquidity constraints. Liquidity constraints also may delay a Fund’s purchase or sale of securities included in its respective Underlying Intellidex or Underlying Index. For tax efficiency purposes, a Fund may sell certain securities to realize losses, causing it to deviate from its respective Underlying Intellidex or Underlying Index.

Each Fund generally attempts to remain fully invested in the constituents of its respective Underlying Index or Underlying Intellidex. However, the Adviser may not fully invest a Fund at times, either as a result of cash flows into the Fund, to retain a reserve of cash to meet redemptions and expenses, or because of low assets (particularly when the Fund is new and has operated only for a short period).

The investment activities of one or more of the Adviser’s affiliates, including other subsidiaries of the Adviser’s parent company, Invesco Ltd., for their proprietary accounts and for client accounts also may adversely impact a Fund’s ability to track its Underlying Intellidex or Underlying Index. For example, in regulated industries, and corporate and regulatory ownership definitions, there may be limits on the aggregate amount of investment by affiliated investors that may not be exceeded, or that may not be exceeded without the grant of a license or other regulatory or corporate consent or, if exceeded, may cause the Adviser, a Fund or other client accounts to suffer disadvantages or business restrictions. As a result, a Fund may be restricted in its ability to acquire particular securities due to positions held by the Fund and the Adviser’s affiliates.

Non-Diversified Fund Risk

Certain Funds are non-diversified and can invest a greater portion of their assets in securities of individual issuers than can a diversified fund. For such Funds, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.

Oil and Gas Services Industry Risk

Oil and gas services companies include, but are not limited to, oil & gas exploration & production, oil, gas & consumable fuels, and oil & gas refining & marketing companies. The profitability of companies in the oil and gas services industry may be affected adversely by changes in worldwide energy prices, exploration and production spending. Changes in economic conditions, government regulation and events in the regions that the companies operate (e.g., expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and repatriation of capital,

366

military coups, social unrest, violence or labor unrest, and terrorism and natural disasters), also affect companies in this industry. In addition, these companies are at risk for environmental damage claims. Companies in this industry could be adversely affected by commodity price volatility, changes in exchange rates, interest rates, imposition of import controls, increased competition, depletion of resources, development of alternative energy sources, energy conservation efforts, technological developments and labor relations. Companies in the oil and gas services industry may have significant capital investments in, or engage in transactions involving, emerging market countries, which may heighten these risks. Recent global economic events have created greater volatility in the oil and gas services industry, including substantial declines in the price of oil. Such events may create wide fluctuations in the value of companies in this industry, which may affect the value of the Shares.

Pharmaceuticals Industry Risk

Factors such as government approval of products and services, government regulation and reimbursement rates, product liability claims, patent expirations and protection, and intense competition may all affect significantly companies in the pharmaceuticals industry.

Substantially all pharmaceutical products are subject to FDA regulation. The research, design, testing, manufacturing, labeling, marketing, distribution and advertising of pharmaceutical products are subject to extensive regulation by governmental authorities in the United States and other countries. The FDA and foreign regulatory agencies require pharmaceutical companies to comply with an array of manufacturing and design controls and testing, quality control, storage and documentation procedures. Manufacturing and sales of pharmaceutical products outside the United States are also subject to foreign regulatory requirements that vary from country to country. The approval process for pharmaceutical products in the United States and abroad can be lengthy, expensive and require extensive preclinical and clinical trials. As a result, pharmaceutical companies may expend substantial resources in developing and testing a new product but fail to obtain the necessary approvals or clearances to market or manufacture the products on a timely basis or at all. Failure to comply with applicable domestic and/or foreign requirements can result in: fines or other enforcement actions, recall or seizure of products, total or partial suspension of production, withdrawal of existing product approvals or clearances, refusal to approve or clear new applications or notifications, increased quality control costs, or criminal prosecution. The pharmaceutical industry is also subject to federal, state, local and foreign laws and regulations governing the protection of the environment and occupational health and safety, including laws regulating air emissions, wastewater discharges, the management and disposal of hazardous materials and wastes, and the health and safety of employees. Pharmaceutical companies also are required to obtain permits from governmental authorities for certain operations. Violation or failure to comply with these laws or regulations or failure to obtain these permits could result in fines, penalties or other sanctions.

Pharmaceutical companies are exposed to significant potential product liability risks that are inherent in the development, manufacturing and marketing of human therapeutic products. Product liability claims could delay or prevent completion of companies’ clinical development programs as well as result in FDA investigations of the safety and effectiveness of companies’ products, manufacturing processes and facilities, and marketing programs.

Pharmaceutical companies depend on rapidly identifying and seeking patent protection for their discoveries. The process of obtaining patent protection is expensive and time consuming. Furthermore, there can be no assurance that the steps taken by pharmaceutical companies to protect their proprietary rights will be adequate to prevent misappropriation of their proprietary rights or that competitors will not independently develop products that are substantially equivalent or superior to such companies’ products. Pharmaceutical companies also rely on trade secrets, know-how and technology, which are not protected by patents, to maintain their competitive position. If any trade secret, know-how or other technology not protected by a patent were disclosed to, or independently developed by, a competitor, that company’s business and financial condition could be materially adversely affected.

Portfolio Turnover Risk

Funds that may engage in frequent trading of their portfolio securities in connection with the rebalancing or adjustment of their Underlying Index or Underlying Intellidex may have a higher portfolio turnover rate. A portfolio turnover rate of 200%, for example, is equivalent to a Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for a Fund. A high portfolio turnover rate also can result in an increase in taxable capital gains distributions to a Fund’s shareholders and an increased likelihood that the capital gains will be taxable at ordinary rates.

Preferred Securities Risk

Although preferred stock is subject to issuer-specific and overall market risks that generally are applicable to equity securities as a whole, there are special risks associated with investing in preferred stock, which include the fact that preferred securities may be less liquid (that is, more difficult to buy or sell) than many other securities, such as common stocks, and generally offer no voting rights with respect to the issuer. Preferred securities may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time. If a Fund owns a security that is deferring or omitting its distributions, the Fund may be required to include the distribution in its gross income, even though it may not have received this income.

Dividend payments on a preferred security typically must be declared by the issuer’s board of directors, unlike interest payments on debt securities. However, an issuer’s board of directors generally is not under any obligation to declare a dividend for an issuer (even if such dividends have accrued). If an issuer of preferred securities experiences economic difficulties, those securities may lose substantial value due to the reduced likelihood that the issuer’s board of directors will declare a

367

dividend. Preferred securities also may be subordinated to bonds or other debt instruments in an issuer’s capital structure, meaning that an issuer’s preferred stock generally pays dividends only after the issuer makes required payments to holders of its bonds and other debt. Therefore, preferred securities face a greater risk of non-payment than more senior securities. Because of the subordinated position of preferred stock in an issuer’s capital structure, its quality and value depends heavily on an issuer’s profitability and cash flows rather than on any legal claims to specific assets. In addition, in certain circumstances, an issuer of preferred securities may redeem the securities prior to a specified date, which may negatively impact the return of the security.

Real Estate Risk

Investing in securities of real estate companies includes risks such as: fluctuations in the value of the underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local economic conditions; decreases in market rates for rents; losses from casualty or condemnation; changes in the availability, cost and terms of mortgage funds; increased competition, property taxes, capital expenditures, or operating expenses; and other economic, political or regulatory occurrences, including the impact of changes in environmental laws, that may affect the real estate industry.

REIT Risk

REIT Risk. REITs are subject to risks inherent in the direct ownership of real estate. These risks include, but are not limited to, a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages and changes in neighborhood values and appeal to purchasers. REITs may be affected by changes in the values of the underlying properties that they own or operate and could fail to qualify for favorable tax or regulatory treatment. REITs also are dependent upon specialized management skills, and their investments may be concentrated in relatively few properties, or in a small geographic area or a single property type. REITs rely heavily on cash flows and a variety of economic and other factors may adversely affect a lessee’s ability to meet its obligations to a REIT. Should a lessee default on their loan, the REIT may experience delays in enforcing its rights as a lessor and may incur substantial costs associated in protecting its investments.

Restrictions on Investments Risk

A significant portion of Invesco Global Listed Private Equity ETF’s Underlying Index may be composed of business development companies or registered investment companies. The Fund may not acquire greater than 3% of the total outstanding shares of such companies, as required by the 1940 Act, unless such purchases are made in accordance with exemptive relief pertaining to the Fund permitting such investments. If the Fund is unable to rely on its exemptive relief, this limitation could inhibit the Fund’s ability to purchase certain of the securities in the Underlying Index in the proportions represented in the Underlying Index. In these circumstances, the Fund would be required to use sampling techniques, which could increase the risk of tracking error.

Retail Industry Risk

Factors such as the performance of the domestic and international economy, interest rates, competition and consumer confidence may affect the retail industry. The success of companies in the retail industry depends heavily on disposable household income and consumer spending. Changes in demographics and consumer preferences, fads, marketing campaigns and other factors that affect supply and demand also may affect the success of retail products. In addition, the retail industry is subject to severe competition.

Risks of Investing in Listed Private Equity Companies

Certain risks are inherent in investing in listed private equity companies, which encompass BDCs and other financial institutions or vehicles whose principal business is to invest in and lend capital to privately-held companies. The 1940 Act imposes certain restraints upon the operations of a BDC. For example, BDCs generally are required to invest at least 70% of their total assets primarily in securities of private companies or thinly traded U.S. public companies, cash, cash equivalents, U.S. government securities and high-quality debt investments that mature in one year or less. Generally, little public information exists for private and thinly traded companies and there is a risk that investors may not be able to make a fully informed investment decision. With investments in debt instruments, there is a risk that the issuer may default on its payments or declare bankruptcy. Additionally, a BDC may incur indebtedness only in amounts such that the BDC’s asset coverage equals at least 200% after such incurrence. These limitations on asset mix and leverage may prohibit the way that the BDC raises capital. BDCs generally invest in less mature private companies, which involve greater risk than well-established publicly traded companies.

Investments that listed private equity companies make generally are subject to legal and other restrictions on resale and otherwise are less liquid than publicly traded securities. The illiquidity of these investments may make it difficult to sell such investments if the need arises, and if there is a need for a listed private equity company in which a Fund invests to liquidate its portfolio quickly, it may realize a loss on its investments. Listed private equity companies may have relatively concentrated investment portfolios, consisting of a relatively small number of holdings. A consequence of this limited number of investments is that the poor performance of a small number of investments, or even a single investment, particularly if a company experiences the need to write down the value of an investment can have a disproportionate impact on the aggregate returns realized. Since private equity companies rely on access to short-term money markets, longer-term capital markets and the bank markets as a significant source of liquidity, to the extent that listed private equity companies are not able to access capital at competitive rates, their ability to implement certain financial strategies will be negatively impacted. Market disruptions, including a downturn in capital markets in general, or a downgrade of the credit rating of a listed private equity company a Fund holds may increase the cost of borrowing to that company, thereby adversely impacting the Fund’s returns. Credit downgrades also may result in requirements on a company to provide additional support in the form of letters of credit or cash or other collateral to various counterparties.

368

Since many of the assets of listed private equity companies do not have readily ascertainable market values, such assets are most often recorded at fair value, in good faith, in accordance with valuation procedures adopted by such companies. Such determination requires that judgment be applied to the specific facts and circumstances. Due to the absence of a readily ascertainable market value, and because of the inherent uncertainty of fair valuation, fair value of a listed private equity company’s investments may differ significantly from the values that would be reflected if the securities were traded in an established market, potentially resulting in material differences between a listed private equity company’s NAV per share and its market value.

Many listed private equity companies invest in mezzanine and other debt securities of privately held companies, including senior secured loans. Typically, mezzanine investments are structured as subordinated loans (with or without warrants) that carry a fixed rate of interest. Many debt investments in which private equity companies invest will not be rated by a credit rating agency such as Moody’s Investors Service, Inc. (“Moody’s”) or Standard and Poor’s Ratings Services, a division of McGraw Hill Financial, Inc. (“S&P Ratings”), and will be below investment grade quality, as determined by the Adviser. These investments are commonly referred to as “junk bonds” and have predominantly speculative characteristics with respect to an issuer’s capacity to make payments of interest and principal. Although lower grade securities are higher yielding, they are characterized by high risk. In addition, the secondary market for lower grade securities may be less liquid than that of higher rated securities. Issuers of lower rated securities have a currently identifiable vulnerability to default or may currently be in default. Lower-rated securities may react more strongly to real or perceived adverse economic and competitive industry conditions than higher grade securities. If the issuer of lower-rated securities defaults, a listed private equity company may incur additional expenses to seek recovery.

Risks of Investing in MLP Units

An MLP is an entity that is classified as a partnership under the Internal Revenue Code and whose partnership interests or “units” trade on securities exchanges like shares of corporate stock. Equity securities issued by MLPs currently consist of common units, subordinated units and preferred units. An investment in MLPs involves risks that differ from a similar investment in equity securities, such as common stock, of a corporation. Holders of MLP units have the rights typically afforded to limited partners in a limited partnership. Investments in MLPs are subject to certain risks inherent in the structure of MLPs, including (i) tax risks, (ii) the limited ability to elect or remove management or the general partner or managing member (iii) limited voting rights, except with respect to extraordinary transactions, and (iv) conflicts of interest between the general partner or managing member and its affiliates, on the one hand, and the limited partners or members, on the other hand, including those arising from incentive distribution payments or corporate opportunities. MLPs employ a variety of means to increase cash flow, including increasing utilization of existing facilities, expanding operations through new construction or development activities, expanding operations through acquisitions, or securing additional long-term contracts. Thus, some MLPs may be subject to risks arising from their specific business strategies. MLPs that attempt to grow through acquisitions may not be able to integrate acquired operations effectively with their existing operations. In addition, acquisition or expansion projects may not perform as anticipated. Changes in the regulatory environment could adversely affect the profitability of MLPs. MLPs are subject to significant foreign, federal, state and local regulation in virtually every aspect of their operations, including with respect to how facilities are constructed, maintained and operated, environmental and safety controls, and the prices they may charge for the products and services they provide. Such regulation can change over time in both scope and intensity.

The operations of MLPs are subject to many hazards inherent in the exploration for, and development, production, gathering, transportation, processing, storage, refining, distribution, mining or marketing of, coal, natural gas, natural gas liquids, crude oil, refined petroleum products or other hydrocarbons, including: damage to production equipment, pipelines, storage tanks or related equipment and surrounding properties caused by hurricanes, tornadoes, floods, fires and other natural disasters or by acts of terrorism; inadvertent damage from construction or other equipment; leaks of natural gas, natural gas liquids, crude oil, refined petroleum products or other hydrocarbons; and fires and explosions. These risks could result in substantial losses due to personal injury or loss of life, severe damage to and destruction of property and equipment and pollution or other environmental damage, and may result in the curtailment or suspension of their related operations. Not all MLPs obtain insurance fully against all risks inherent to their businesses. A significant accident or event could adversely affect the MLP’s operations and financial condition if the MLP has not obtained full insurance against the event or occurrence. Changes in federal or state tax laws or regulations could also adversely affect the tax treatment or financial performance of MLPs.

Risks of Swap Agreements

Invesco Global Listed Private Equity ETF may enter into swap transactions, including total return swaps, to simulate full investment in its Underlying Index or to manage cash flows. A swap is an agreement involving the exchange by the Fund with another party of their respective commitments to pay or receive payments at specified dates on the basis of a specified amount. In a total return swap transaction, one party agrees to pay the other party an amount equal to the total return on a defined underlying asset or a non-asset reference during a specified period of time. The underlying asset might be a security or basket of securities, and the non-asset reference could be a securities index. In return, the other party would make periodic payments based on a fixed or variable interest rate or on the total return from a different underlying asset or non-asset reference. The payments of the two parties could be made on a net basis.

Swaps are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks, bonds, and other traditional instruments. The use of swap agreements entails certain risks that may be different from, or possibly greater than, the risks associated with investing directly in the reference instrument that underlies the swap agreement.

369

Such risks include including leverage risk, liquidity risk and counterparty risk.

Swap agreements may have a leverage component, and therefore adverse changes in the value or level of the reference instrument, such as an underlying asset, can result in gains or losses that are substantially greater than the amount invested in the swap itself. Certain swaps, such as total return swaps, have the potential for unlimited loss, regardless of the size of the initial investment.

Counterparty risk is the risk that the other party in a swap agreement might default on a contract or fail to perform by not paying amounts due. In that event, the Fund will have contractual remedies pursuant to the agreements related to the transaction. However, such remedies may be subject to bankruptcy and insolvency laws that could affect the Fund’s rights as a creditor (e.g., the Fund may not receive the net amount of payments that it contractually is entitled to receive). The Fund could experience lengthy delays in recovering its assets and may not receive any recovery at all. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund, which may cause the Fund to experience difficulty in purchasing or selling these instruments in a timely manner.

Invesco Global Listed Private Equity ETF will earmark or segregate assets in the form of cash and cash equivalents in an amount equal to the aggregate market value of the swaps of which it is the seller, marked-to-market on a daily basis.

Sampling Risk

The use of a representative sampling approach will result in a Fund holding a smaller number of securities than are in its Underlying Intellidex or Underlying Index. As a result, an adverse development to an issuer of securities that a Fund holds could result in a greater decline in NAV than would be the case if the Fund held all of the securities in its Underlying Intellidex or Underlying Index. To the extent the assets in a Fund are smaller, these risks will be greater. In addition, by sampling the securities in an Underlying Index or Underlying Intellidex, a Fund faces the chance that the securities selected for the Fund, in the aggregate, will not provide investment performance matching that of the Fund’s Underlying Index or Underlying Intellidex, thereby increasing tracking error.

Semiconductors Industry Risk

The risks inherent in the semiconductors industry (including the semiconductors & semiconductor equipment industry include: competitive pressures, intense competition, aggressive pricing, technological developments, changing demand, research and development costs, availability and price of components and product obsolescence. The semiconductors industry is characterized by rapid technological change, cyclical market patterns, significant price erosion, periods of over-capacity and production shortages, changing demand, variations in manufacturing costs and yields and significant expenditures for capital equipment and product development. The semiconductors industry has from time to time experienced depressed business conditions. In the past, business conditions in this industry have changed rapidly from periods of strong demand to periods of weak demand. Any future downturn in the industry could harm the business and operating results of semiconductor companies.

Semiconductor design and process methodologies are subject to rapid technological change requiring large expenditures for research and development in order to improve product performance and increase manufacturing yields. Current technology is likely to become obsolete at some point in the future.

The success of semiconductor companies largely depends on their ability to obtain and maintain protection of certain proprietary technologies used in their principal products. Semiconductor companies rely on a combination of patents, trade secret laws and contractual provisions to protect our technologies. The process of seeking patent protection can be long and expensive. In addition, the semiconductors industry in general is characterized by frequent litigation regarding patent and other intellectual property rights, which may require semiconductor companies to defend against competitors’ assertions of intellectual property infringement or misappropriation.

Small- and Mid-Capitalization Company Risk

Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and thinly traded (that is, less liquid) than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions. In addition, small- and mid-capitalization companies are typically less financially stable than larger, more established companies, and they may depend on a small number of essential personnel, making them more vulnerable to loss of personnel. Smaller capitalization companies also normally have less diverse product lines than large-capitalization companies and are more susceptible to adverse developments concerning their products. As such, small- and mid-capitalization companies typically are more likely to be adversely affected than large-capitalization companies by changes in earning results, business prospects, investor expectations or poor economic or market conditions.

Software Industry Risk

Various factors may significantly affect the software industry, such as technological developments, fixed-rate pricing and the ability to attract and retain skilled employees. The success of companies in the industry is subject to the continued demand for internet services. For example, as product cycles shorten and manufacturing capacity increases, these companies increasingly could become subject to aggressive pricing, which hampers profitability. Changing domestic and international demand, research and development costs, availability and price of components and product obsolescence can affect the profitability of software companies. Software company stocks may experience substantial fluctuations in market price.

The market for software products is characterized by rapidly changing technology, rapid product obsolescence, cyclical market

370

patterns, evolving industry standards and frequent new product introductions. The success of software and services companies depends substantially on the timely and successful introduction of new products. An unexpected change in one or more of the technologies affecting a company’s products or in the market for products based on a particular technology could have a material adverse effect on the company’s operating results. Furthermore, there can be no assurance that the software companies will be able to respond in a timely manner to compete in the rapidly developing marketplace.

Many software companies rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by software companies to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not develop technologies independently that substantially are equivalent or superior to such companies’ technology.

U.S. Federal Income Tax Risk

Due to certain investment strategies and federal income tax elections it intends to make, Invesco S&P 500 BuyWrite ETF expects to account for the gain or loss on its investments for federal income tax purposes on a daily mark-to-market basis. Generally, the mark-to-market gains and losses from the stock positions will be compared with the mark-to-market gains or losses from the call options on a daily basis. To the extent that there is more gain or loss from the stock positions, Invesco S&P 500 BuyWrite ETF will have short term capital gain, which is generally taxed like ordinary income, or short-term capital loss. To the extent there is more gain or loss from the call options, such gain will be treated for federal tax purposes as 60% long term capital gain or loss and 40% short term capital gain. As a result of its investment strategy, the Fund will not be able to designate a portion of their dividends as being eligible for lower rates of tax in the hands of non-corporate shareholders (dividends that are commonly referred to as “qualified dividend income”) or as being eligible for the dividends received deduction when received by certain corporate shareholders. (See “Dividends, Other Distributions and Taxes.”) For these reasons, a significant portion of income received from Invesco S&P 500 BuyWrite ETF may be subject to tax at greater rates than would apply if Invesco S&P 500 BuyWrite ETF were engaged in a different investment strategy. You should consult your tax advisors as to the tax consequences of acquiring, owning and disposing of shares in Invesco S&P 500 BuyWrite ETF.

Utilities Sector Risk

Companies in the utilities sector may include, but are not limited to companies in the electric utilities & multi-utilities industry. The risks inherent in the utilities sector include a variety of factors that may adversely affect the business or operations of utilities companies, including high interest costs associated with capital construction and improvement programs; difficulty in raising adequate capital on reasonable terms in periods of high inflation and unsettled capital markets; governmental regulation of rates that the issuer can charge to customers; costs associated with compliance with, and adjusting to changes to, environmental and other regulations; effects of economic slowdowns and surplus capacity; increased competition from other providers of utility services; costs associated with the reduced availability of certain types of fuel, occasionally reduced availability and high costs of natural gas for resale, and the effects of energy conservation policies; effects of a national energy policy and lengthy delays, and greatly increased costs and other problems, associated with the design, construction, licensing, regulation and operation of nuclear facilities for electric generation, including, among other considerations, the problems associated with the use of radioactive materials and the disposal of radioactive wastes; technological innovations that may render existing plants, equipment or products obsolete; difficulty in obtaining regulatory approval of new technologies; lack of compatibility of telecommunications equipment; and potential impact of terrorist activities on the utility industry and its customers; and the impact of natural or man-made disasters. Any such event could have serious consequences for the general population of the affected area and result in a material adverse impact on a Fund’s portfolio securities and the performance of such Fund. Issuers in the utilities sector also may be subject to regulation by various governmental authorities and may be affected by the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards. Deregulation is subjecting utility companies to greater competition and may adversely affect profitability. As deregulation allows utilities to diversify outside of their original geographic regions and their traditional lines of business, utilities may engage in riskier ventures. There is no assurance that regulatory authorities will, in the future, grant rate increases, or that such increases will be adequate to permit the payment of dividends on stocks issued by a utility company.

Value Risk

A value style of investing focuses on undervalued companies with characteristics for improved valuations. “Value” securities are subject to the risk that valuations never improve or that the returns on “value” securities are less than returns on other styles of investing or the overall stock market. Thus, the value of the Fund’s investments will vary and at times may be lower or higher than that of other types of investments. Historically, value investments have performed best during periods of economic recovery. Therefore, the value investing style may over time go in and out of favor. Value stocks also may decline in price, even though in theory they are already underpriced.

Variable- and Floating-Rate Securities Risk

An investment in variable- and floating-rate securities may be subject to liquidity risk, meaning that there may be limitations on a Fund’s ability to sell the securities at any given time. Due to these securities’ variable- and floating-rate features, there can be no guarantee that they will pay a certain level of a dividend, and such securities generally will pay lower levels of income in a falling interest rate environment. Although floating rate securities are less sensitive to interest rate risk than fixed rate securities, they are subject to credit risk and default risk, which could impair their value. In addition, such securities may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general; conversely, floating rate securities generally will not increase in value if interest rates decline.

371

Water Industry Risk

Companies in the water industry may underperform relative to the general market, returns on investments in other sectors or fixed-income securities. Furthermore, economic downturns and global and domestic events may affect the water industry. These events may include additional governmental regulation, including the increased cost of compliance, inflation, an increase in the cost of raw materials, an increase in interest rates and technological advances and changes in consumer sentiment and spending. Companies engaged in the water industry can be subject to liability for environmental damage, depletion of resources, conflicts with local communities over water rights and mandated expenditures for safety and pollution control.

Competition between water companies and government regulation of water companies, including regulation of the rates that the companies may charge, both domestically and internationally, may adversely affect the earnings of the companies this industry.

Writing Covered Call Option Risk

By writing covered call options in return for the receipt of premiums, Invesco S&P 500 BuyWrite ETF will give up the opportunity to benefit from potential increases in the value of the S&P 500® Index above the exercise prices of the Written Options, but will continue to bear the risk of declines in the value of the S&P 500® Index. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the underlying stocks over time. In addition, the Fund’s ability to sell the underlying securities will be limited while the option is in effect unless the Fund extinguishes the option position through the purchase of an offsetting identical option prior to the expiration of the written option. Exchanges may suspend the trading of options in volatile markets. If trading is suspended, the Fund may be unable to write options at times that may be desirable or advantageous to the Fund to do so.

Non-Principal Investment Strategies

Each Fund after investing at least 90% of its total assets in securities that comprise its respective Underlying Intellidex or Underlying Index, may invest its remaining assets in securities (including other funds) not included in its Underlying Intellidex or Underlying Index, and in money market instruments, including other funds that invest exclusively in money market instruments (subject to applicable limitations under the 1940 Act or exemptions therefrom) or repurchase agreements, convertible securities, structured notes (notes on which the amount of principal repayment and interest payments are based on the movement of one or more specified factors, such as the movement of a particular security or securities index) and in futures contracts, options and options on futures contracts. The Funds may use options, futures contracts, convertible securities and structured notes to seek performance that corresponds to its respective Underlying Intellidex or Underlying Index, and to manage cash flows. In addition to options and futures contracts, Invesco Global Listed Private Equity ETF may invest in swaps, including total return swap agreements. Swap agreements are contracts between parties in which one party agrees to make periodic payments to the other party based on the change in market value or level of a specified rate, index or asset. In return, the other party agrees to make payments to the first party based on the return of a different specified rate, index or asset. The Adviser anticipates that it may take approximately two business days (a business day is any day that the NYSE is open) for the Adviser to fully reflect the additions to and deletions from each Fund’s respective Underlying Intellidex or Underlying Index in the portfolio composition of that Fund.

In accordance with 1940 Act rules, each Fund (except Invesco BuyBack AchieversTM ETF, Invesco Dow Jones Industrial Average Dividend ETF, Invesco DWA Momentum ETF, Invesco Dynamic Market ETF, Invesco FTSE RAFI US 1000 ETF, Invesco Insider Sentiment ETF, Invesco International Dividend AchieversTM ETF, Invesco DWA NASDAQ Momentum ETF, Invesco Russell Top 200 Equal Weight ETF, Invesco Russell Top 200 Pure Growth ETF, Invesco Russell Top 200 Pure Value ETF, Invesco Russell 2000 Equal Weight ETF, Invesco Russell 2000 Pure Growth ETF, Invesco Russell 2000 Pure Value ETF, Invesco S&P 100® Equal Weight ETF, Invesco S&P 500® Equal Weight ETF, Invesco S&P 500® Pure Growth ETF, Invesco S&P 500® Pure Value ETF, Invesco S&P 500® Quality ETF, Invesco S&P 500® Top 50 ETF, Invesco S&P Spin-Off ETF and Invesco Zacks Multi-Asset Income ETF) has adopted a policy to invest at least 80% of the value of its total assets in certain types of securities (e.g., securities of a certain size, such as small-, mid- or large-cap equity securities) or in securities of companies in a particular industry or economic sector (e.g., securities of companies in the energy, technology or health care sectors) that is suggested by the Fund’s name (for each such Fund, an “80% investment policy”). Each Fund, with an 80% investment policy, considers the securities suggested by its name to be those securities that comprise its respective Underlying Index or Underlying Intellidex. Therefore, each such Fund anticipates meeting its 80% investment policy because it already is required to invest at least 90% of its total assets in securities that comprise its respective Underlying Index or Underlying Intellidex, in accordance with its principal investment strategies and the terms of the Invesco Exchange-Traded Fund Trust’s (the “Trust”) exemptive relief. Each Fund’s investment objective and each 80% investment policy, constitutes a non-fundamental policy that the Board of Trustees (the “Board”) of the Trust may change without shareholder approval upon 60 days’ prior written notice to shareholders. The fundamental and non-fundamental policies of the Funds are set forth in the Trust’s Statement of Additional Information (“SAI”) under the section “Investment Restrictions.”

Borrowing Money

Each Fund may borrow money up to the limits set forth in the Trust’s SAI under the section “Investment Restrictions.”

Securities Lending

Each of Invesco BuyBack AchieversTM ETF, Invesco CleantechTM ETF, Invesco Dividend AchieversTM ETF, Invesco DWA Basic Materials Momentum ETF, Invesco DWA Consumer Cyclicals Momentum ETF, Invesco DWA Consumer Staples Momentum ETF, Invesco DWA Energy Momentum ETF, Invesco DWA Healthcare Momentum ETF, Invesco DWA Momentum ETF, Invesco DWA Technology Momentum ETF, Invesco DWA Utilities Momentum ETF, Invesco Dynamic Biotechnology & Genome ETF, Invesco

372

Dynamic Building & Construction ETF, Invesco Dynamic Energy Exploration & Production ETF, Invesco Dynamic Large Cap Growth ETF, Invesco Dynamic Market ETF, Invesco Dynamic Networking ETF, Invesco Dynamic Oil & Gas Services ETF, Invesco Dynamic Pharmaceuticals ETF, Invesco Dynamic Retail ETF, Invesco Financial Preferred ETF, Invesco FTSE RAFI US 1000 ETF, Invesco FTSE RAFI US 1500 Small-Mid ETF, Invesco Global Listed Private Equity ETF, Invesco Golden Dragon China ETF, Invesco High Yield Equity Dividend AchieversTM ETF, Invesco International Dividend AchieversTM ETF, Invesco NASDAQ Internet ETF, Invesco Russell Midcap Equal Weight ETF, Invesco Russell Midcap Pure Growth ETF, Invesco Russell Midcap Pure Value ETF, Invesco Russell 2000 Equal Weight ETF, Invesco Russell 2000 Pure Growth ETF, Invesco Russell 2000 Pure Value ETF, Invesco Russell Top 200 Pure Growth ETF, Invesco S&P 500® Equal Weight ETF, Invesco S&P 500® Pure Growth ETF, Invesco S&P 500® Pure Value ETF, Invesco S&P MidCap 400® Pure Value ETF, Invesco S&P SmallCap 600® Equal Weight ETF, Invesco S&P SmallCap 600® Pure Growth ETF, Invesco S&P SmallCap 600® Pure Value ETF, Invesco Water Resources ETF, Invesco WilderHill Clean Energy ETF, Invesco WilderHill Progressive Energy ETF, Invesco Wilshire Micro-Cap ETF, Invesco Zacks Micro Cap ETF and Invesco Zacks Multi-Asset Income ETF may lend its portfolio securities to brokers, dealers, and other financial institutions. In connection with such loans, each such Fund receives liquid collateral equal to at least 102% (105% for international securities) of the value of the loaned portfolio securities. This collateral is marked-to-market on a daily basis.

Additional Risks of Investing in the Funds

The following provides additional risk information regarding investing in the Funds.

Convertible Securities Risk

A convertible security generally is a preferred stock that may be converted within a specified period of time into common stock. Convertible securities nevertheless remain subject to the risks of both debt securities and equity securities. As with other equity securities, the value of a convertible security tends to increase as the price of the underlying stock goes up, and to decrease as the price of the underlying stock goes down. Declining common stock values therefore also may cause the value of the Fund’s investments to decline. Like a debt security, a convertible security provides a fixed income stream and also tends to decrease in value when interest rates rise. Moreover, many convertible securities have credit ratings that are below investment grade and are subject to the same risks as lower-rated debt securities.

Cybersecurity Risk

The Funds, like all companies, may be susceptible to operational and information security risks. Cyber security failures or breaches of the Funds or their service providers or the issuers of securities in which the Funds invest, have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. The Funds and their shareholders could be negatively impacted as a result.

Derivatives Risk

The Funds may invest in derivatives, such as futures and options. Derivatives are financial instruments that derive their value from an underlying asset, such as a security, index or exchange rate. Derivatives may be riskier than other types of investments and may be more volatile and less liquid than other securities.

Derivatives may be used to create synthetic exposure to an underlying asset or to hedge a portfolio risk. If a Fund uses derivatives to “hedge” a portfolio risk, the change in value of a derivative may not correlate as expected with the underlying asset being hedged, and it is possible that the hedge therefore may not succeed. In addition, given their complexity, derivatives may be difficult to value.

Derivatives are subject to a number of risks including credit risk, interest rate risk, and market risk. Credit risk refers to the possibility that a counterparty will be unable and/or unwilling to perform under the agreement. Interest rate risk refers to fluctuations in the value of an asset resulting from changes in the general level of interest rates. Over-the-counter derivatives are also subject to counterparty risk (sometimes referred to as “default risk”), which is the risk that the other party to the contract will not fulfill its contractual obligations.

Derivatives may be especially sensitive to changes in economic and market conditions, and their use may give rise to a form of leverage. Leverage may cause the portfolios of the Funds to be more volatile than if the portfolio had not been leveraged because leverage can exaggerate the effect of any increase or decrease in the value of securities held by a Fund. For some derivatives, such leverage could result in losses that exceed the original amount invested in the derivative.

Index Provider Risk

The Funds seek to achieve returns that generally correspond, before fees and expenses, to the performance of their Underlying Index or Underlying Intellidex, as published by their Index Provider. There is no assurance that an Index Provider will compile its Underlying Index or Underlying Intellidex accurately, or that the Underlying Index or Underlying Intellidex will be determined, composed or calculated accurately. While an Index Provider gives descriptions of what the Underlying Index or Underlying Intellidex is designed to achieve, an Index Provider generally does not provide any warranty or accept any liability in relation to the quality, accuracy or completeness of data in such indices, and it generally does not guarantee that its Underlying Index or Underlying Intellidex will be in line with its methodology. Errors made by the Index Provider with respect to the quality, accuracy and completeness of the data within its Underlying Index or Underlying Intellidex may occur from time to time and may not be identified and corrected by the Index Provider for a period of time, if at all. Therefore, gains, losses or costs associated with Index Provider errors will generally be borne by a Fund and its shareholders.

Index Rebalancing Risk

Pursuant to the methodology that each Index Provider uses to calculate and maintain its respective Underlying Index or Underlying Intellidex, a security may be removed from an Underlying Index or Underlying Intellidex in the event that it does

373

not comply with the eligibility requirements of the Underlying Index or Underlying Intellidex. As a result, a Fund may be forced to sell securities at inopportune times or for prices other than at current market values or may elect not to sell such securities on the day that they are removed from its Underlying Index or Underlying Intellidex, due to market conditions or otherwise. Due to these factors, the variation between a Fund’s annual return and the return of its respective Underlying Index or Underlying Intellidex may increase significantly.

Apart from scheduled rebalances, an Index Provider may carry out additional ad hoc rebalances to its Underlying Index or Underlying Intellidex, for example, to correct an error in the selection of index constituents. When a Fund in turn rebalances its portfolio, any transaction costs and market exposure arising from such portfolio rebalancing will be borne by the Fund and its shareholders. Unscheduled rebalances also expose a Fund to additional tracking error risk. Therefore, errors and additional ad hoc rebalances carried out by an Index Provider may increase a Fund’s costs and market exposure.

Money Market Funds Risk

Money market funds are subject to management fees and other expenses, and a Fund’s investments in money market funds will cause it to bear proportionately the costs incurred by the money market funds’ operations while simultaneously paying its own management fees and expenses. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; it is possible to lose money by investing in a money market fund. To the extent that a Fund invests in money market funds, the Fund will be subject to the same risks that investors experience when investing in money market funds. These risks may include the impact of significant fluctuations in assets as a result of the cash sweep program or purchase and redemption activity in those funds.

Money market funds are open-end registered investment companies that historically have traded at a stable $1.00 per share price. However, under recent amendments to money market fund regulations under the 1940 Act, money market funds that do not meet the definition of a “retail money market fund” or “government money market fund” are required to transact at a floating NAV per share (i.e., in a manner similar to how all other non-money market mutual funds transact), instead of at a $1.00 stable share price. Those rule amendments also permit money market funds to impose liquidity fees and redemption gates for use in times of market stress. If a Fund invested in a money market fund with a floating NAV, the impact on the trading and value of the money market instrument as a result of the rule amendments may negatively affect the Fund’s return potential.

Portfolio Size Risk

Pursuant to its methodology, an Underlying Index or Underlying Intellidex may be composed of a relatively small number of individual securities, as compared to a broad-based securities index. Therefore, a Fund seeking to track the returns of such an Underlying Index or Underlying Intellidex typically will hold a similarly small number of securities. To the extent that a significant portion of a Fund’s total assets is invested in a limited number of securities, the appreciation or depreciation of any one security held by the Fund may have a greater impact on the Fund’s NAV than it would if the Fund invested in a greater number of securities.

Repurchase Agreements Risk

Repurchase agreements are agreements pursuant to which a Fund acquires securities from a third party with the understanding that the seller will repurchase them at a fixed price on an agreed date. Repurchase agreements may be characterized as loans secured by the underlying securities. If the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities, as a result of its bankruptcy or otherwise, a Fund will seek to dispose of such securities, which action could involve costs or delays. If the seller becomes insolvent and subject to liquidation or reorganization under applicable bankruptcy or other laws, a Fund’s ability to dispose of the underlying securities may be restricted. If the seller fails to repurchase the securities, a Fund may suffer a loss to the extent proceeds from the sale of the underlying securities are less than the repurchase prices.

Risks of Futures and Options

Each Fund may enter into U.S. futures contracts, options and options on futures contracts to simulate full investment in its Underlying Index or Underlying Intellidex, or to manage cash flows. The Funds will not use futures or options for speculative purposes. Each Fund intends to use futures and options contracts to limit its risk exposure to levels comparable to direct investment in securities.

An option gives a holder the right to buy or sell a specific security or an index at a specified price within a specified period of time. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in the underlying futures contract at a specified price at any time prior to the expiration date of the option. Options can offer large amounts of leverage, which may result in a Fund’s NAV being more sensitive to changes in the value of the related instrument. The purchase of put or call options could be based upon predictions as to anticipated trends; such predictions could prove to be incorrect resulting in loss of part or all of the premium paid. The risk of trading uncovered call options in some strategies (e.g., selling uncovered stock index futures contracts) potentially is unlimited.

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. Because futures contracts project price levels in the future, market circumstances may cause a discrepancy between the price of the stock index future and the movement in the Underlying Index or Underlying Intellidex. In the event of adverse price movements, a Fund would remain required to make daily cash payments to maintain its required margin. There is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. The risk of loss in trading futures contracts or potentially is unlimited.

Each Fund must segregate liquid assets or take other appropriate measures to “cover” open positions in futures contracts. For

374

futures contracts that do not cash settle, each Fund must segregate liquid assets equal to the full notional value of the futures contracts while the positions are open. For futures contracts that do cash settle, each Fund is permitted to set aside liquid assets in an amount equal to the Fund’s daily marked-to-market net obligations (i.e., the Fund’s daily net liability) under the futures contract, if any, rather than their full notional value.

Securities Lending Risk

Securities lending involves a risk of loss because the borrower may fail to return the securities in a timely manner or at all. If a Fund that lent its securities were unable to recover the securities loaned, it may sell the collateral and purchase a replacement security in the market. Lending securities entails a risk of loss to a Fund if and to the extent that the market value of the loaned securities increases and the collateral is not increased accordingly.

Any cash received as collateral for loaned securities will be invested in an affiliated money market fund. This investment is subject to market appreciation or depreciation and a Fund will bear any loss on the investment of its cash collateral.

Shares May Trade at Prices Different than NAV

The NAV of the Shares generally will fluctuate with changes in the market value of the Funds’ holdings. The market prices of Shares generally will fluctuate in accordance with changes in NAV, as well as the relative supply of and demand for Shares on the exchange on which a Fund trades. The Adviser cannot predict whether a Fund’s Shares will trade below, at, or above the Fund’s NAV. Price differences may be due largely to the fact that supply and demand forces at work in the secondary trading market for the Shares will be related, but not identical, to the same forces influencing the prices of the securities of each Fund’s Underlying Index or Underlying Intellidex trading individually or in the aggregate at any point in time. In addition, disruptions to creations and redemptions or the existence of extreme market volatility may result in trading prices that differ significantly from NAV. If a shareholder purchases at a time when the market price is at a premium to the NAV or sells at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

Structured Notes Risk

Investments in structured notes involve risks including interest rate risk, credit risk and market risk. Interest rate risk refers to fluctuations in the value of a note resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of notes tend to go down. Credit risk refers to the possibility that the issuer of a note will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt. Depending on the factors used, changes in interest rates and movement of such factors may cause significant price fluctuations. Structured notes may be less liquid than other types of securities and more volatile than the reference factor underlying the note. This means that a Fund may lose money if the issuer of the note defaults, as the Fund may not be able to readily close out its investment in such notes without incurring losses.

Trading Issues Risk

Investors buying or selling Shares in the secondary market may pay brokerage commissions or other charges, which may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. Moreover, trading in Shares on either NYSE Arca, Inc. (the “NYSE Arca”) or The NASDAQ Stock Market (“NASDAQ”), (together, the “Exchanges”) may be halted due to market conditions or for reasons that, in the view of the relevant Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchanges is subject to trading halts caused by extraordinary market volatility pursuant to the Exchanges’ “circuit breaker” rules. There can be no assurance that the requirements of the Exchanges necessary to maintain the listing of each Fund will continue to be met or will remain unchanged. Foreign exchanges may be open on days when Shares are not priced, and therefore, the value of the securities in a Fund’s portfolio may change on days when shareholders will not be able to purchase or sell Shares.

Tax-Advantaged Structure of ETFs

Unlike interests in conventional mutual funds, which typically are bought and sold only at closing NAVs, the Shares are traded throughout the day in the secondary market on a national securities exchange on an intra-day basis and are created and redeemed principally in-kind in Creation Units at each day’s next calculated NAV. These in-kind arrangements are designed to protect shareholders from the adverse effects on a Fund’s portfolio that could arise from frequent cash creation and redemption transactions. In a conventional mutual fund, redemptions can have an adverse tax impact on taxable shareholders because the mutual fund may need to sell portfolio securities to obtain cash to meet the redemptions. These sales may generate taxable gains that must be distributed to the shareholders of the mutual fund, whereas the Shares’ in-kind redemption mechanism generally will not lead to such taxable events for a Fund or its shareholders.

Certain Funds may recognize gains as a result of rebalancing their securities holdings to reflect changes in the securities included in such Fund’s Underlying Index or Underlying Intellidex. Certain Funds may be required to distribute any such gains to their shareholders to avoid adverse federal income tax consequences. For information concerning the tax consequences of distributions, see the section entitled “Dividends, Other Distributions and Taxes” in this Prospectus.

Portfolio Holdings

A description of the Trust’s policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Trust’s SAI, which is available at www.Invesco.com/ETFs.

Management of the Funds

Invesco Capital Management LLC is a registered investment adviser with its offices at 3500 Lacey Road, Suite 700, Downers

375

Grove, IL 60515. Invesco Capital Management LLC serves as the investment adviser to the Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust, a family of ETFs, with combined assets under management of $118.5 billion as of July 31, 2018.

As the Funds’ investment adviser, the Adviser has overall responsibility for selecting and continuously monitoring the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services for the Trust.

Portfolio Managers

The Adviser uses a team of portfolio managers, investment strategists and other investment specialists. This team approach brings together many disciplines and leverages the Adviser’s extensive resources.

Peter Hubbard, Vice President of the Trust, oversees all research, portfolio management and trading operations of each Fund. In this capacity, Mr. Hubbard oversees a team of portfolio managers (collectively with Mr. Hubbard, the “Portfolio Managers”) who are responsible for the day-to-day management of the Funds in the Trust. In managing the Funds, Mr. Hubbard receives management assistance from Philip Fang, David Hemming, Michael Jeanette, Gary Jones, Jeffrey W. Kernagis, Jonathan Nixon, Richard Ose, Theodore Samulowitz and Tony Seisser. Each Portfolio Manager is responsible for various functions related to portfolio management, including investing cash flows, coordinating with other team members to focus on certain asset classes, implementing investment strategy and researching and reviewing investment strategy. Each Portfolio Manager has limitations on his authority for risk management and compliance purposes that the Adviser believes to be appropriate.

Peter Hubbard, Director of Portfolio Management of the Adviser, has been responsible for the Funds in the Trust and the Invesco family of ETFs since June 2007 and has been associated with the Adviser since 2005.

Philip Fang, Portfolio Manager of the Adviser, has been responsible for certain Funds in the Trust and the Invesco family of ETFs since July 2010 and has been associated with the Adviser since 2007.

David Hemming, Senior Portfolio Manager of the Adviser, Commodities and Alternatives, has been one of the Portfolio Managers primarily responsible for the day-today management of Invesco S&P 500 BuyWrite ETF since September 2016. He has been associated with the Adviser since September 2016. From August 2009 to March 2015, he was a Portfolio Manager and Principal of Commodities at Hermes Investment Management Limited.

Michael Jeanette, Senior Portfolio Manager of the Adviser, has been responsible for certain Funds in the Trust and the Invesco family of ETFs since August 2008 and has been associated with the Adviser since 2008.

Gary Jones, Portfolio Manager of the Adviser, has been responsible for certain Funds in the Trust and the Invesco family of ETFs since August 2013 and has been associated with the Adviser since 2010.

Jeffrey W. Kernagis, Senior Portfolio Manager of the Adviser, has been responsible for certain Funds in the Trust and the Invesco family of ETFs since September 2007 and has been associated with the Adviser since 2007.

Jonathan Nixon, Portfolio Manager of the Adviser, has been responsible for certain Funds in the Trust and the Invesco family of ETFs since August 2013 and has been associated with the Adviser since 2011.

Richard Ose, Portfolio Manager of the Adviser, has been responsible for certain Funds in the Trust and the Invesco family of ETFs since October 2013 and has been associated with the Adviser since 2011.

Theodore Samulowitz, Portfolio Manager of the Adviser, has been responsible for certain Funds in the Trust and the Invesco family of ETFs since August 2013 and has been associated with the Adviser since 2012.

Tony Seisser, Portfolio Manager of the Adviser, has been responsible for certain Funds in the Trust and the Invesco family of ETFs since August 2014 and has been associated with the Adviser since 2013. From 2010 to 2013, he was employed by Guggenheim Funds Distributors, Inc.

The Trust’s SAI provides additional information about the Portfolio Managers’ compensation structure, other accounts that the Portfolio Managers manage and the Portfolio Managers’ ownership of Shares.

Advisory Fees

Pursuant to an investment advisory agreement between the Adviser and the Trust (the “Investment Advisory Agreement”), each Fund has agreed to pay the Adviser for its services an annual fee equal to a percentage of its average daily net assets as set forth in the chart below (the “Advisory Fee”).

Fund	Advisory Fee
Invesco Aerospace & Defense ETF	0.50%
Invesco BuyBack AchieversTM ETF	0.50%
Invesco CleantechTM ETF	0.50%
Invesco Dividend AchieversTM ETF	0.40%
Invesco Dow Jones Industrial Average Dividend ETF*(1)	0.07%
Invesco DWA Basic Materials Momentum ETF	0.50%
Invesco DWA Consumer Cyclicals Momentum ETF	0.50%
Invesco DWA Consumer Staples Momentum ETF	0.50%
Invesco DWA Energy Momentum ETF	0.50%
Invesco DWA Financial Momentum ETF	0.50%
Invesco DWA Healthcare Momentum ETF	0.50%
Invesco DWA Industrials Momentum ETF	0.50%
Invesco DWA Momentum ETF	0.50%
Invesco DWA NASDAQ Momentum ETF	0.50%

376

Fund	Advisory Fee
Invesco DWA Technology Momentum ETF	0.50%
Invesco DWA Utilities Momentum ETF	0.50%
Invesco Dynamic Biotechnology & Genome ETF	0.50%
Invesco Dynamic Building & Construction ETF	0.50%
Invesco Dynamic Energy Exploration & Production ETF	0.50%
Invesco Dynamic Food & Beverage ETF	0.50%
Invesco Dynamic Large Cap Growth ETF	0.50%
Invesco Dynamic Large Cap Value ETF	0.50%
Invesco Dynamic Leisure and Entertainment ETF	0.50%
Invesco Dynamic Market ETF	0.50%
Invesco Dynamic Media ETF	0.50%
Invesco Dynamic Networking ETF	0.50%
Invesco Dynamic Oil & Gas Services ETF	0.50%
Invesco Dynamic Pharmaceuticals ETF	0.50%
Invesco Dynamic Retail ETF	0.50%
Invesco Dynamic Semiconductors ETF	0.50%
Invesco Dynamic Software ETF	0.50%
Invesco Financial Preferred ETF	0.50%
Invesco FTSE RAFI US 1000 ETF	0.29%
Invesco FTSE RAFI US 1500 Small-Mid ETF	0.29%
Invesco Global Listed Private Equity ETF	0.50%
Invesco Golden Dragon China ETF	0.50%
Invesco High Yield Equity Dividend AchieversTM ETF	0.40%
Invesco Insider Sentiment ETF	0.50%
Invesco International Dividend AchieversTM ETF	0.40%
Invesco NASDAQ Internet ETF	0.60%
Invesco Russell 2000 Equal Weight ETF	0.25%
Invesco Russell 2000 Pure Growth ETF	0.29%
Invesco Russell 2000 Pure Value ETF	0.29%
Invesco Russell Midcap Equal Weight ETF	0.25%
Invesco Russell Midcap Pure Growth ETF	0.29%
Invesco Russell Midcap Pure Value ETF	0.29%
Invesco Russell Top 200 Equal Weight ETF	0.25%
Invesco Russell Top 200 Pure Growth ETF	0.29%
Invesco Russell Top 200 Pure Value ETF	0.29%
Invesco S&P 100® Equal Weight ETF*	0.40%
Invesco S&P 500 BuyWrite ETF(2)	0.49%
Invesco S&P 500® Equal Weight Consumer Discretionary ETF*	0.40%
Invesco S&P 500® Equal Weight Consumer Staples ETF*	0.40%
Invesco S&P 500® Equal Weight Energy ETF*	0.40%
Invesco S&P 500® Equal Weight ETF*(3)	0.20%
Invesco S&P 500® Equal Weight Financials ETF*	0.40%
Invesco S&P 500® Equal Weight Health Care ETF*	0.40%
Invesco S&P 500® Equal Weight Industrials ETF*	0.40%
Invesco S&P 500® Equal Weight Materials ETF*	0.40%
Invesco S&P 500® Equal Weight Real Estate ETF*	0.40%
Invesco S&P 500® Equal Weight Technology ETF*	0.40%
Invesco S&P 500® Equal Weight Utilities ETF*	0.40%
Invesco S&P 500® Pure Growth ETF*	0.35%
Invesco S&P 500® Pure Value ETF*	0.35%
Invesco S&P 500® Quality ETF(4)	0.15%

Fund	Advisory Fee
Invesco S&P 500® Top 50 ETF*	0.20%
Invesco S&P MidCap 400® Equal Weight ETF*	0.40%
Invesco S&P MidCap 400® Pure Growth ETF*	0.35%
Invesco S&P MidCap 400® Pure Value ETF*	0.35%
Invesco S&P SmallCap 600® Equal Weight ETF*	0.40%
Invesco S&P SmallCap 600® Pure Growth ETF*	0.35%
Invesco S&P SmallCap 600® Pure Value ETF*	0.35%
Invesco S&P Spin-Off ETF	0.50%
Invesco Water Resources ETF	0.50%
Invesco WilderHill Clean Energy ETF	0.50%
Invesco WilderHill Progressive Energy ETF	0.50%
Invesco Wilshire Micro-Cap ETF*	0.50%
Invesco Zacks Micro Cap ETF	0.50%
Invesco Zacks Mid-Cap ETF	0.50%
Invesco Zacks Multi-Asset Income ETF	0.50%

*

The Adviser has agreed to waive a portion of its Advisory Fee to the extent necessary to prevent each Fund’s operating expenses (excluding interest expenses, brokerage commissions and other trading expenses, Acquired Fund Fees and Expenses, if any, taxes and litigation expenses, and extraordinary expenses) from exceeding the management fee through at least April 6, 2020.

(1)	Effective August 20, 2018, the Adviser agreed to waive permanently a portion of its Advisory Fee. After giving effect to such waiver, the net Advisory Fee is 0.07%.

(2)	Prior to July 1, 2018, the Fund’s Advisory Fee was 0.75% of the Fund’s average daily net assets.

(3)	Effective August 24, 2017, the management fee paid by the Predecessor S&P 500 Equal Weight ETF was reduced from 0.40% to 0.20%.

(4)	Effective August 20, 2018, the Adviser agreed to waive permanently a portion of its Advisory Fee. After giving effect to such waiver, the net Advisory Fee is 0.15%.

The Advisory Fee paid by each of Invesco Dow Jones Industrial Average Dividend ETF, Invesco NASDAQ Internet ETF, Invesco S&P 100® Equal Weight ETF, Invesco S&P 500 BuyWrite ETF, Invesco S&P 500® Equal Weight ETF, Invesco S&P 500® Equal Weight Consumer Discretionary ETF, Invesco S&P 500® Equal Weight Consumer Staples ETF, Invesco S&P 500® Equal Weight Energy ETF, Invesco S&P 500® Equal Weight Financials ETF, Invesco S&P 500® Equal Weight Health Care ETF, Invesco S&P 500® Equal Weight Industrials ETF, Invesco S&P 500® Equal Weight Materials ETF, Invesco S&P 500® Equal Weight Real Estate ETF, Invesco S&P 500® Equal Weight Technology ETF, Invesco S&P 500® Equal Weight Utilities ETF, Invesco S&P 500® Pure Growth ETF, Invesco S&P 500® Pure Value ETF, Invesco S&P 500® Top 50 ETF, Invesco S&P MidCap 400® Equal Weight ETF, Invesco S&P MidCap 400® Pure Growth ETF, Invesco S&P MidCap 400® Pure Value ETF, Invesco S&P SmallCap 600® Equal Weight ETF, Invesco S&P SmallCap 600® Pure Growth ETF, Invesco S&P SmallCap 600® Pure Value ETF and Invesco Wilshire Micro-Cap ETF to the Adviser set forth in the table above is an annual unitary management fee. Out of the unitary management fee, the Adviser pays for substantially all expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses, Acquired Fund Fees and Expenses, if any, and other extraordinary expenses.

377

Each Fund (except Invesco Dow Jones Industrial Average Dividend ETF, Invesco NASDAQ Internet ETF, Invesco S&P 100® Equal Weight ETF, Invesco S&P 500 BuyWrite ETF, Invesco S&P 500® Equal Weight ETF, Invesco S&P 500® Equal Weight Consumer Discretionary ETF, Invesco S&P 500® Equal Weight Consumer Staples ETF, Invesco S&P 500® Equal Weight Energy ETF, Invesco S&P 500® Equal Weight Financials ETF, Invesco S&P 500® Equal Weight Health Care ETF, Invesco S&P 500® Equal Weight Industrials ETF, Invesco S&P 500® Equal Weight Materials ETF, Invesco S&P 500® Equal Weight Real Estate ETF, Invesco S&P 500® Equal Weight Technology ETF, Invesco S&P 500® Equal Weight Utilities ETF, Invesco S&P 500® Pure Growth ETF, Invesco S&P 500® Pure Value ETF, Invesco S&P 500® Top 50 ETF, Invesco S&P MidCap 400® Equal Weight ETF, Invesco S&P MidCap 400® Pure Growth ETF, Invesco S&P MidCap 400® Pure Value ETF, Invesco S&P SmallCap 600® Equal Weight ETF, Invesco S&P SmallCap 600® Pure Growth ETF, Invesco S&P SmallCap 600® Pure Value ETF and Invesco Wilshire Micro-Cap ETF) is responsible for all of its own expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, Acquired Fund Fees and Expenses, if any, brokerage commissions and other expenses connected with executions of portfolio transactions, sub-licensing fees related to its respective Underlying Index or Underlying Intellidex, any distribution fees or expenses, litigation expenses, fees payable to the Trust’s Board members and officers who are not “interested persons” of the Trust or the Adviser, expenses incurred in connection with the Board members’ services, including travel expenses and legal fees of counsel for those members of the Board who are not “interested persons” of the Trust and extraordinary expenses.

The Trust and the Adviser have entered into an Amended and Restated Excess Expense Agreement (the “Expense Agreement”) on behalf of each Fund listed in the following table pursuant to which the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of each such Fund (excluding interest expenses, sub-licensing fees, offering costs (as defined below), brokerage commissions and other trading expenses, taxes, Acquired Fund Fees and Expenses, if applicable, and extraordinary expenses) from exceeding the percentage of its average daily net assets per year, as set forth in the chart below (each, an “Expense Cap”), at least until August 31, 2019.

Fund	Expense Cap
Invesco Aerospace & Defense ETF	0.60%
Invesco BuyBack AchieversTM ETF	0.60%
Invesco CleantechTM ETF	0.60%
Invesco Dividend AchieversTM ETF	0.50%
Invesco DWA Basic Materials Momentum ETF(1)	0.60%
Invesco DWA Consumer Cyclicals Momentum ETF(1)	0.60%
Invesco DWA Consumer Staples Momentum ETF(1)	0.60%
Invesco DWA Energy Momentum ETF(1)	0.60%
Invesco DWA Financial Momentum ETF(1)	0.60%
Invesco DWA Healthcare Momentum ETF(1)	0.60%
Invesco DWA Industrials Momentum ETF(1)	0.60%
Invesco DWA Momentum ETF	0.60%

Fund	Expense Cap
Invesco DWA NASDAQ Momentum ETF(3)	0.60%
Invesco DWA Technology Momentum ETF(1)	0.60%
Invesco DWA Utilities Momentum ETF(1)	0.60%
Invesco Dynamic Biotechnology & Genome ETF	0.60%
Invesco Dynamic Building & Construction ETF	0.60%
Invesco Dynamic Energy Exploration & Production ETF	0.60%
Invesco Dynamic Food & Beverage ETF	0.60%
Invesco Dynamic Large Cap Growth ETF	0.60%
Invesco Dynamic Large Cap Value ETF	0.60%
Invesco Dynamic Leisure and Entertainment ETF	0.60%
Invesco Dynamic Market ETF(3)	0.60%
Invesco Dynamic Media ETF	0.60%
Invesco Dynamic Networking ETF	0.60%
Invesco Dynamic Oil & Gas Services ETF	0.60%
Invesco Dynamic Pharmaceuticals ETF	0.60%
Invesco Dynamic Retail ETF	0.60%
Invesco Dynamic Semiconductors ETF	0.60%
Invesco Dynamic Software ETF	0.60%
Invesco Financial Preferred ETF	0.60%
Invesco FTSE RAFI US 1000 ETF(1)	0.39%
Invesco FTSE RAFI US 1500 Small-Mid ETF(1)	0.39%
Invesco Global Listed Private Equity ETF	0.60%
Invesco Golden Dragon China ETF	0.60%
Invesco High Yield Equity Dividend AchieversTM ETF	0.50%
Invesco Insider Sentiment ETF(2)	0.60%
Invesco International Dividend AchieversTM ETF	0.50%
Invesco Russell 2000 Equal Weight ETF(1)	0.25%
Invesco Russell 2000 Pure Growth ETF(1)	0.39%
Invesco Russell 2000 Pure Value ETF(1)	0.39%
Invesco Russell Midcap Equal Weight ETF(1)	0.25%
Invesco Russell Midcap Pure Growth ETF(1)	0.39%
Invesco Russell Midcap Pure Value ETF(1)	0.39%
Invesco Russell Top 200 Equal Weight ETF(1)	0.25%
Invesco Russell Top 200 Pure Growth ETF(1)	0.39%
Invesco Russell Top 200 Pure Value ETF(1)	0.39%
Invesco S&P 500® Quality ETF(1)(4)	0.15%
Invesco S&P Spin-Off ETF(2)	0.60%
Invesco Water Resources ETF	0.60%
Invesco WilderHill Clean Energy ETF	0.60%
Invesco WilderHill Progressive Energy ETF	0.60%
Invesco Zacks Micro Cap ETF	0.60%
Invesco Zacks Mid-Cap ETF(2)	0.60%
Invesco Zacks Multi-Asset Income ETF(2)	0.60%

(1)	Sub-licensing fees are covered by the Expense Cap for the Fund.

(2)

The Adviser further agrees to reimburse the Fund in the amount equal to the licensing fees that the Fund pays that cause the Fund’s operating expenses (excluding interest expenses, offering costs, brokerage commissions and other trading expenses, taxes, Acquired Fund Fees and Expenses and

378

extraordinary expenses) to exceed the amount shown below through at least April 6, 2020:

Fund	Operating Expenses
Invesco Insider Sentiment ETF	0.60%
Invesco S&P Spin-Off ETF	0.64%
Invesco Zacks Mid-Cap ETF	0.65%
Invesco Zacks Multi-Asset Income ETF	0.65%

(3)	Sub-licensing fees and offering costs are covered by the Expense Cap for the Fund.

(4)	Prior to August 20, 2018, the Fund’s Expense Cap was 0.29%.

The offering costs excluded from the Expense Cap for each Fund, as applicable, are: (a) initial legal fees pertaining to each Fund’s Shares offered for sale; (b) initial SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Expense Agreement provides that for each Fund (except Invesco Dynamic Market ETF and Invesco DWA NASDAQ Momentum ETF), the fees waived and/or expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fees were waived or the expenses were incurred, but no recapture payment will be made by the Fund if it would result in the Fund exceeding (i) the Expense Cap or (ii) the expense cap in effect at the time the fees and/or expenses subject to recapture were waived and/or borne by the Adviser. For Invesco Dynamic Market ETF and Invesco DWA NASDAQ Momentum ETF, the expenses borne by the Adviser are not subject to recapture by the Adviser.

The Funds may invest in money market funds that are managed by affiliates of the Adviser. The indirect portion of the management fee that the Funds incur through such investments is in addition to the Adviser’s management fee. Therefore, the Adviser has agreed voluntarily to waive the management fees that it receives in an amount equal to the indirect management fees that the Fund incurs through their respective investments in such affiliated money market funds through August 31, 2020.

There is no guarantee that the Adviser will extend the waiver of these fees past that date.

A discussion regarding the basis for the Board’s approval of the Trust’s Investment Advisory Agreement with respect to each Fund is available in the Funds’ Annual Report to Shareholders for the fiscal year/period ended April 30, 2018.

How to Buy and Sell Shares

Each Fund issues or redeems its Shares at NAV per Share only in Creation Units or Creation Unit Aggregations.

Most investors will buy and sell Shares of each Fund in secondary market transactions through brokers. Shares of each Fund are listed for trading on the secondary market on an Exchange. Shares can be bought and sold throughout the trading day like other publicly traded shares. There is no minimum investment. Although Shares generally are purchased and sold in “round lots” of 100 Shares, brokerage firms typically permit investors to purchase or sell Shares in smaller “odd-lots,” at no per share price differential. When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction. The Shares of the Funds trade under the following symbols on the following Exchanges:

Fund	Symbol	Exchange
Invesco Aerospace & Defense ETF	PPA	NYSE Arca
Invesco BuyBack AchieversTM ETF	PKW	NASDAQ
Invesco CleantechTM ETF	PZD	NYSE Arca
Invesco Dividend AchieversTM ETF	PFM	NASDAQ
Invesco Dow Jones Industrial Average Dividend ETF	DJD	NYSE Arca
Invesco DWA Basic Materials Momentum ETF	PYZ	NASDAQ
Invesco DWA Consumer Cyclicals Momentum ETF	PEZ	NASDAQ
Invesco DWA Consumer Staples Momentum ETF	PSL	NASDAQ
Invesco DWA Energy Momentum ETF	PXI	NASDAQ
Invesco DWA Financial Momentum ETF	PFI	NASDAQ
Invesco DWA Healthcare Momentum ETF	PTH	NASDAQ
Invesco DWA Industrials Momentum ETF	PRN	NASDAQ
Invesco DWA Momentum ETF	PDP	NASDAQ
Invesco DWA NASDAQ Momentum ETF	DWAQ	NASDAQ
Invesco DWA Technology Momentum ETF	PTF	NASDAQ
Invesco DWA Utilities Momentum ETF	PUI	NASDAQ
Invesco Dynamic Biotechnology & Genome ETF	PBE	NYSE Arca
Invesco Dynamic Building & Construction ETF	PKB	NYSE Arca
Invesco Dynamic Energy Exploration & Production ETF	PXE	NYSE Arca
Invesco Dynamic Food & Beverage ETF	PBJ	NYSE Arca
Invesco Dynamic Large Cap Growth ETF	PWB	NYSE Arca
Invesco Dynamic Large Cap Value ETF	PWV	NYSE Arca
Invesco Dynamic Leisure and Entertainment ETF	PEJ	NYSE Arca
Invesco Dynamic Market ETF	PWC	NYSE Arca
Invesco Dynamic Media ETF	PBS	NYSE Arca
Invesco Dynamic Networking ETF	PXQ	NYSE Arca
Invesco Dynamic Oil & Gas Services ETF	PXJ	NYSE Arca
Invesco Dynamic Pharmaceuticals ETF	PJP	NYSE Arca
Invesco Dynamic Retail ETF	PMR	NYSE Arca
Invesco Dynamic Semiconductors ETF	PSI	NYSE Arca
Invesco Dynamic Software ETF	PSJ	NYSE Arca
Invesco Financial Preferred ETF	PGF	NYSE Arca
Invesco FTSE RAFI US 1000 ETF	PRF	NYSE Arca
Invesco FTSE RAFI US 1500 Small-Mid ETF	PRFZ	NASDAQ
Invesco Global Listed Private Equity ETF	PSP	NYSE Arca
Invesco Golden Dragon China ETF	PGJ	NASDAQ
Invesco High Yield Equity Dividend AchieversTM ETF	PEY	NASDAQ
Invesco Insider Sentiment ETF	NFO	NYSE Arca
Invesco International Dividend AchieversTM ETF	PID	NASDAQ
Invesco NASDAQ Internet ETF	PNQI	NASDAQ
Invesco Russell 2000 Equal Weight ETF	EQWS	NYSE Arca
Invesco Russell 2000 Pure Growth ETF	PXSG	NYSE Arca
Invesco Russell 2000 Pure Value ETF	PXSV	NYSE Arca
Invesco Russell Midcap Equal Weight ETF	EQWM	NYSE Arca

379

Fund	Symbol	Exchange
Invesco Russell Midcap Pure Growth ETF	PXMG	NYSE Arca
Invesco Russell Midcap Pure Value ETF	PXMV	NYSE Arca
Invesco Russell Top 200 Equal Weight ETF	EQWL	NYSE Arca
Invesco Russell Top 200 Pure Growth ETF	PXLG	NYSE Arca
Invesco Russell Top 200 Pure Value ETF	PXLV	NYSE Arca
Invesco S&P 100® Equal Weight ETF	OEW	NYSE Arca
Invesco S&P 500 BuyWrite ETF	PBP	NYSE Arca
Invesco S&P 500® Equal Weight Consumer Discretionary ETF	RCD	NYSE Arca
Invesco S&P 500® Equal Weight Consumer Staples ETF	RHS	NYSE Arca
Invesco S&P 500® Equal Weight Energy ETF	RYE	NYSE Arca
Invesco S&P 500® Equal Weight ETF	RSP	NYSE Arca
Invesco S&P 500® Equal Weight Financials ETF	RYF	NYSE Arca
Invesco S&P 500® Equal Weight Health Care ETF	RYH	NYSE Arca
Invesco S&P 500® Equal Weight Industrials ETF	RGI	NYSE Arca
Invesco S&P 500® Equal Weight Materials ETF	RTM	NYSE Arca
Invesco S&P 500® Equal Weight Real Estate ETF	EWRE	NYSE Arca
Invesco S&P 500® Equal Weight Technology ETF	RYT	NYSE Arca
Invesco S&P 500® Equal Weight Utilities ETF	RYU	NYSE Arca
Invesco S&P 500® Pure Growth ETF	RPG	NYSE Arca
Invesco S&P 500® Pure Value ETF	RPV	NYSE Arca
Invesco S&P 500® Quality ETF	SPHQ	NYSE Arca
Invesco S&P 500® Top 50 ETF	XLG	NYSE Arca
Invesco S&P MidCap 400® Equal Weight ETF	EWMC	NYSE Arca
Invesco S&P MidCap 400® Pure Growth ETF	RFG	NYSE Arca
Invesco S&P MidCap 400® Pure Value ETF	RFV	NYSE Arca
Invesco S&P SmallCap 600® Equal Weight ETF	EWSC	NYSE Arca
Invesco S&P SmallCap 600® Pure Growth ETF	RZG	NYSE Arca
Invesco S&P SmallCap 600® Pure Value ETF	RZV	NYSE Arca
Invesco S&P Spin-Off ETF	CSD	NYSE Arca
Invesco Water Resources ETF	PHO	NASDAQ
Invesco WilderHill Clean Energy ETF	PBW	NYSE Arca
Invesco WilderHill Progressive Energy ETF	PUW	NYSE Arca
Invesco Wilshire Micro-Cap ETF	WMCR	NYSE Arca
Invesco Zacks Micro Cap ETF	PZI	NYSE Arca
Invesco Zacks Mid-Cap ETF	CZA	NYSE Arca
Invesco Zacks Multi-Asset Income ETF	CVY	NYSE Arca

Share prices are reported in dollars and cents per Share.

APs may acquire Shares directly from each Fund, and APs may tender their Shares for redemption directly to each Fund, at NAV per Share, only in Creation Units or Creation Unit Aggregations, and in accordance with the procedures described in the SAI. Under normal circumstances, a Fund will pay out redemption proceeds to a redeeming AP within two days after the AP’s redemption request is received, in accordance with the process set forth in the Fund’s SAI and in the agreement between the AP and the Fund’s distributor. However, each Fund reserves the right, including under stressed market conditions, to take up to seven days after the receipt of a redemption request to pay an AP, all as permitted by the 1940 Act. Funds that track underlying indexes composed of foreign securities may pay out redemption proceeds up to 14 days after the receipt of a redemption request, consistent with the Trust’s SEC exemptive relief. The Funds anticipate regularly meeting redemption requests primarily through in-kind redemptions. However, the Funds reserve the right to pay redemption proceeds to an AP in cash, consistent with the Trust’s exemptive relief. Cash used for redemptions will be raised from the sale of portfolio assets or may come from existing holdings of cash or cash equivalents.

Each Fund may liquidate and terminate at any time without shareholder approval.

Book Entry

Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding Shares of the Funds and is recognized as the owner of all Shares for all purposes.

Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other stocks that you hold in book entry or “street name” form.

Share Trading Prices

The trading prices of Shares of each Fund on the relevant Exchange may differ from the Fund’s daily NAV. Market forces of supply and demand, economic conditions and other factors may affect the trading prices of Shares of each Fund.

The approximate value of Shares of each Fund, an amount representing on a per share basis the sum of the current market price of the securities accepted by the Fund in exchange for Shares of the Fund and an estimated cash component will be disseminated every 15 seconds throughout the trading day through the facilities of the Consolidated Tape Association. With respect to Funds that invest in securities of foreign issuers traded on foreign exchanges, as the respective international local markets close, the market value of the Deposit Securities will continue to be updated for foreign exchange rates for the remainder of the U.S. trading day at the prescribed 15 second intervals. This approximate value should not be viewed as a “real-time” update of the NAV per Share of the Fund because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day, generally at the end of the business day. The Funds are not involved in, or responsible for, the calculation or dissemination of the approximate value of the Shares, and the Funds do not make any warranty as to the accuracy of the approximate value.

380

Frequent Purchases and Redemptions of Fund Shares

Shares of the Funds may be purchased and redeemed directly from the Funds only in Creation Units by APs. The vast majority of trading in Shares of the Funds occurs on the secondary market and does not involve the Funds directly. In-kind purchases and redemptions of Creation Units by APs and cash trades on the secondary market are unlikely to cause many of the harmful effects of frequent purchases and/or redemptions of the Shares of the Funds. Cash purchases and/or redemptions of Creation Units, however, can result in increased tracking error, disruption of portfolio management, dilution to the Funds and increased transaction costs, which could negatively impact the Funds’ ability to achieve their investment objectives, and may lead to the realization of capital gains. These consequences may increase as the frequency of cash purchases and redemptions of Creation Units by APs increases. However, direct trading by APs is critical to ensuring that Shares trade at or close to NAV.

To minimize these potential consequences of frequent purchases and redemptions of Shares, each Fund imposes transaction fees on purchases and redemptions of Creation Units to cover the custodial and other costs the Fund incurs in effecting trades. In addition, the Adviser monitors trades by APs for patterns of abusive trading and the Funds reserve the right not to accept orders from APs that the Adviser has determined may be disruptive to the management of the Funds, or otherwise are not in the best interests of the Funds. For these reasons, the Board has not adopted policies and procedures with respect to frequent purchases and redemptions of Shares of the Funds.

Dividends, Other Distributions and Taxes

Dividends and Other Distributions

Ordinarily, dividends from net investment income, if any, are declared and paid quarterly by each Fund, except Invesco High Yield Equity Dividend AchieversTM ETF and Invesco Financial Preferred ETF, which declare and pay dividends from net investment income, if any, monthly, and except for Invesco Insider Sentiment ETF, Invesco S&P Spin-Off ETF, Invesco Wilshire Micro-Cap ETF and Invesco Zacks Mid-Cap ETF which declare and pay dividends from net investment income, if any, annually.

Each Fund also intends to distribute its net realized capital gains, if any, to shareholders annually.

Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available.

Taxes

A Fund intends to qualify each year as a regulated investment company (RIC) and, as such, is not subject to entity-level tax on the income and gain it distributes. If you are a taxable investor, dividends and distributions you receive generally are taxable to you whether you reinvest distributions in additional Fund shares or take them in cash. Every year, you will be sent information showing the amount of dividends and distributions you received during the prior calendar year. In addition, investors in taxable accounts should be aware of the following basic tax points as supplemented below where relevant:

Fund Tax Basics

•

A Fund earns income generally in the form of dividends or interest on its investments. This income, less expenses incurred in the operation of a Fund, constitutes the Fund’s net investment income from which dividends may be paid to shareholders. If you are a taxable investor, distributions of net investment income generally are taxable to you as ordinary income.

•

Distributions of net short-term capital gains are taxable to you as ordinary income. A Fund with a high portfolio turnover rate (a measure of how frequently assets within a Fund are bought and sold) is more likely to generate short-term capital gains than a Fund with a low portfolio turnover rate.

•	Distributions of net long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Fund Shares.

•

A portion of income dividends paid by a Fund may be reported as qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates, provided certain holding period requirements are met. These reduced rates generally are available for dividends derived from a Fund’s investment in stocks of domestic corporations and qualified foreign corporations. In the case of a Fund that invests primarily in debt securities, either none or only a nominal portion of the dividends paid by the Fund will be eligible for taxation at these reduced rates.

•

The use of derivatives by a Fund may cause the Fund to realize higher amounts of ordinary income or short-term capital gain, distributions from which are taxable to individual shareholders at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gain.

•	Distributions declared to shareholders with a record date in December—if paid to you by the end of January—are taxable for federal income tax purposes as if received in December.

•	Any long-term or short-term capital gains realized on the sale of your Fund Shares will be subject to federal income tax.

•

A shareholder’s cost basis information will be provided on the sale of any of the shareholder’s Shares, subject to certain exceptions for exempt recipients. Please contact the broker (or other nominee) that holds your Shares with respect to reporting of cost basis and available elections for your account.

•

At the time you purchase your Fund Shares, the Fund’s net asset value may reflect undistributed income or undistributed capital gains. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying Shares in a Fund just before it declares an income dividend or capital gains distribution is sometimes known as “buying a dividend.” In addition, a Fund’s net asset value may, at any time, reflect net unrealized appreciation, which may result in future taxable distributions to you.

381

•

By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your Shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 24% of any distributions or proceeds paid.

•

An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund Shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.

•

You will not be required to include the portion of dividends paid by a Fund derived from interest on U.S. government obligations in your gross income for purposes of personal and, in some cases, corporate income taxes in many state and local tax jurisdictions. The percentage of dividends that constitutes dividends derived from interest on federal obligations will be determined annually. This percentage may differ from the actual percentage of interest received by the Fund on federal obligations for the particular days on which you hold shares.

•	Fund distributions and gains from sale of Fund Shares generally are subject to state and local income taxes.

•

If a Fund qualifies to pass through the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you as a foreign tax credit. You will then be required to include your pro-rata share of these taxes in gross income, even though not actually received by you, and will be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax.

•

Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits, and estate taxes may apply to an investment in a Fund.

•

Under the Foreign Account Tax Compliance Act (FATCA), a Fund will be required to withhold a 30% tax on the following payments or distributions made by the Fund to certain foreign entities, referred to as foreign financial institutions or non-financial foreign entities, that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts: (a) income dividends and (b) after December 31, 2018, certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Fund Shares. A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA or similar laws. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.

•	If a Fund invests in an underlying fund taxed as a RIC, please see any relevant section below for more information regarding the Fund’s investment in such underlying fund.

Special Tax Considerations for Invesco S&P 500 BuyWrite ETF

Invesco S&P 500 BuyWrite ETF expects that its ownership of stocks and sale of call options thereon generally will constitute “straddles” (offsetting positions with respect to personal property) under section 1092 of the Internal Revenue Code. Unlike certain other funds that utilize covered call strategies, based on their particular investment strategy, the Fund does not anticipate that the call options will be structured to be treated as “qualified covered call options” under that section. The straddle rules usually will terminate the Fund’s holding periods for its stocks that become part of a straddle before the long-term capital gain holding period (more than one year) has been reached, which is expected to eliminate the Fund’s ability to recognize long-term capital gains from a sale or other disposition of the stocks. The straddle rules also usually will defer recognition of realized losses and require the capitalization of certain interest expenses and carrying charges. In addition, dividends, if any, on stocks will not qualify for either the reduced tax rates applicable to “qualified dividend income” or for corporations’ dividends-received deduction. In this regard, Invesco S&P 500 BuyWrite ETF intends to make certain elections consistent with its investment policies that may minimize certain of these adverse consequences. As a result, the Fund generally will be required to mark-to-market its positions in the stocks and the call options on a daily basis and, therefore, the Fund may have to recognize gain on its investments sooner than it would if engaged in a different investment strategy. The specific rules that are expected to apply to the Fund’s investments generally will require the mark-to-market gains and losses from the stock positions to be compared with the mark-to-market gains or losses from the call options on a daily basis; to the extent that there is more gain or loss from the stock positions, the Fund will have short-term capital gain, which is generally taxed like ordinary income, or short-term capital loss; to the extent there is more gain or loss from the call options, such gain will be 60% long-term capital gain or loss and 40% short-term capital gain or loss. These rules also impose limits on the total percentage of gain for a taxable year that can be characterized as long-term capital gain and the percentage of loss for a taxable year that can be characterized as short-term capital loss. As a result, the Fund may be required to pass through more income to you in a particular year than it would if it had a different investment strategy. It is also possible that a significant portion of the income passed through to you will be ordinary. As a result of this, and the Fund’s inability to generate distributions eligible for the reduced rates applicable to “qualified dividend income” or eligible for the dividends-received deduction, an investor may be subject to significantly greater amounts of tax as a result of the investment than would apply to an investment in a fund engaged in a different investment strategy. You should consider whether an investment in the Fund should be made in a taxable account or whether it is best suited for a tax-deferred entity or tax-exempt retirement account.

382

Taxes on Purchase and Redemption of Creation Units

To the extent that a Fund permits in-kind transactions, an AP that exchanges securities for a Creation Unit generally will recognize a capital gain or loss equal to the difference between the market value of the Creation Units at the time of exchange (plus any cash received by the AP as part of the issue) and the sum of the AP’s aggregate basis in the securities surrendered plus any cash component paid. Similarly, an AP that redeems a Creation Unit in exchange for securities generally will recognize a gain or loss equal to the difference between the AP’s basis in the Creation Units (plus any cash paid by the AP as part of the redemption) and the aggregate market value of the securities received (plus any cash received by the AP as part of the redemption). The IRS, however, may assert that a loss realized upon an exchange of securities for a Creation Unit, or of a Creation Unit for securities, cannot be deducted currently under the rules governing “wash sales” or on the ground that there has been no significant change in the AP’s economic position. An AP exchanging securities should consult their own tax advisors with respect to whether wash sale rules apply and when a loss otherwise might not be deductible.

Any capital gain or loss realized upon redemption of a Creation Unit generally is treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the Shares have been held for one year or less. If you purchase or redeem one or more Creation Units, you will be sent a confirmation statement showing how many Shares you purchased or sold and at what price.

Foreign Income Taxes

Certain foreign governments levy withholding or other taxes on dividend and interest income. A Fund also may be subject to foreign income taxes with respect to other income. Although in some countries a portion of these taxes may be recoverable, the non-recovered portion of foreign withholding taxes will reduce the income received from investments in such countries.

A Fund may elect to pass its credits for foreign income taxes, subject to certain limitations, through to its shareholders for a taxable year if more than 50% of its assets at the close of the year, by value, consists of stock and securities of foreign corporations. If a Fund makes this election, each shareholder will be treated as having paid a proportionate share of the Fund’s foreign income taxes, but the shareholder must include an equal amount in gross income.

The foregoing discussion summarizes some of the more important possible consequences under current federal, state and local tax law of an investment in the Funds. It is not a substitute for personal tax advice. You also may be subject to state, local and/or foreign tax on a Fund’s distributions and sales and/or redemptions of Shares. Consult your personal tax advisor(s) about the potential tax consequences of an investment in the Shares under all applicable tax laws.

Distributor

Invesco Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis.

The Distributor does not maintain a secondary market in Shares. The Distributor is an affiliate of the Adviser.

Net Asset Value

The Bank of New York Mellon (“BNYM”) calculates each Fund’s NAV at the close of regular trading (normally 4:00 p.m., Eastern time) every day the NYSE is open. The NAV for each Fund will be calculated and disseminated daily on each day that the NYSE is open. NAV is calculated by deducting all of the Fund’s liabilities from the total value of its assets and dividing the result by the number of Shares outstanding, rounding to the nearest cent. Generally, the portfolio securities are recorded in the NAV no later than trade date plus one day. All valuations are subject to review by the Trust’s Board or its delegate.

In determining NAV, expenses are accrued and applied daily and securities and other assets for which market quotations are readily available are valued at market value. Securities listed or traded on an exchange generally are valued at the last sales price or official closing price that day as of the close of the exchange where the security is primarily traded. Investment companies are valued using such company’s NAV per share, unless the shares are exchange-traded, in which case they will be valued at the last sale or official closing price on the exchanges on which they primarily trade. Deposits, other obligations of U.S. and non-U.S. banks and financial institutions, and cash equivalents are valued at their daily account value. Options generally are valued at the closing price (and, if no closing price is available, at the mean of the last bid/ask quotations), generally from the exchange where such instruments principally trade. Futures contracts generally are valued based on quotations from a pricing vendor or market makers. Swaps generally are valued using pricing provided from independent pricing services.

Certain securities may not be listed on an exchange; typically, those securities are bought and sold by institutional investors in individually negotiated private transactions. Such securities, as well as listed securities whose market price is not readily available, will be valued using pricing provided from independent pricing services or by another method that the Adviser, in its judgment, believes will better reflect the security’s fair value in accordance with the Trust’s valuation policies and procedures approved by the Board.

Even when market quotations are available for portfolio securities, they may be stale or unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when a Fund calculates its NAV. Events that may cause the last market quotation to be unreliable include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events such as a significant movement in the U.S. market. Where market quotations are not readily available, including where the Adviser determines that the closing price of the security is unreliable, the Adviser will value the security at fair value in good faith using procedures approved by the Board. Fair value

383

pricing involves subjective judgments, and it is possible that a fair value determination for a security is materially different from the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s Underlying Intellidex or Underlying Index, as applicable. This may adversely affect a Fund’s ability to track its Underlying Intellidex or Underlying Index. With respect to securities that primarily are listed on foreign exchanges, the value of a Fund’s portfolio securities may change on days when you are not able to purchase or sell your Shares.

Fund Service Providers

BNYM, 101 Barclay Street, New York, New York 10286, is the administrator, custodian and fund accounting and transfer agent for each Fund.

Stradley Ronon Stevens & Young LLP, 191 North Wacker Drive, Suite 1601, Chicago, Illinois 60606, and 1250 Connecticut Avenue, N.W., Suite 500, Washington, D.C. 20036, serves as legal counsel to the Trust.

PricewaterhouseCoopers LLP, One North Wacker Drive, Chicago, Illinois 60606, serves as the Funds’ independent registered public accounting firm. PricewaterhouseCoopers LLP is responsible for auditing the annual financial statements of each Fund and performs other related audit services. Ernst & Young LLP, located at 1775 Tysons Boulevard, Tysons, Virginia 22102, served as the independent registered public accounting firm for the Predecessor Funds for the years prior to the fiscal period ended 2018.

Financial Highlights

The financial highlights tables below are intended to help you understand each Fund’s (and, if applicable, its Predecessor Fund’s) financial performance for the past five fiscal years, or if shorter, for the period since a Fund’s (or its Predecessor Fund’s) inception. Certain information reflects financial results for a single Share. The total returns in each table represent the rate that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and other distributions).

This information has been derived from the Funds’ financial statements, which have been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds’ financial statements, is included in the Funds’ Annual Report for the fiscal year/period ended April 30, 2018, which is available upon request.

Certain Funds have adopted the financial and performance history of their respective Predecessor Fund as a result of a reorganization. Accordingly, the financial information presented for those Funds for the previous fiscal years ended prior to 2018 is that of its respective Predecessor Fund and has been audited by Ernst & Young LLP, the independent public accounting firm of each Predecessor Fund.

384

Invesco Aerospace & Defense ETF (PPA)

	Year Ended April 30,
	2018	2017	2016		2015	2014
Per Share Operating Performance:
Net asset value at beginning of year	$44.81	$36.43	$35.73		$32.16	$23.22
Net investment income(a)	0.42	0.60	0.53	(b)	0.32	0.33
Net realized and unrealized gain on investments	10.79	8.43	0.67		3.52	9.00
Total from investment operations	11.21	9.03	1.20		3.84	9.33
Distributions to shareholders from:
Net investment income	(0.40)	(0.65)	(0.50)		(0.27)	(0.39)
Net asset value at end of year	$55.62	$44.81	$36.43		$35.73	$32.16
Market price at end of year(c)	$55.66	$44.84	$36.42		$35.71	$32.15
Net Asset Value Total Return(d)	25.13%	25.06%	3.43%		11.99%	40.52%
Market Price Total Return(d)	25.14%	25.18%	3.46%		11.96%	40.59%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$1,006,709	$569,149	$298,735		$262,613	$98,086
Ratio to average net assets of:
Expenses, after Waivers	0.60%	0.61%	0.64%		0.66%	0.66%
Expenses, prior to Waivers	0.60%	0.61%	0.64%		0.66%	0.69%
Net investment income, after Waivers	0.80%	1.47%	1.50	%(b)	0.94%	1.13%
Portfolio turnover rate(e)	7%	10%	16%		13%	8%

(a)	Based on average shares outstanding.
(b)

Net Investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the year. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividends are $0.33 and 0.93%, respectively.

(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

Invesco BuyBack AchieversTM ETF (PKW)

	Year Ended April 30,
	2018	2017	2016		2015		2014
Per Share Operating Performance:
Net asset value at beginning of year	$52.20	$45.67	$48.78		$43.42		$34.60
Net investment income(a)	0.55	0.51	0.56		0.51		0.39
Net realized and unrealized gain (loss) on investments	4.64	6.70	(3.08)		5.38		8.70
Total from investment operations	5.19	7.21	(2.52)		5.89		9.09
Distributions to shareholders from:
Net investment income	(0.46)	(0.68)	(0.59)		(0.53)		(0.27)
Net asset value at end of year	$56.93	$52.20	$45.67		$48.78		$43.42
Market price at end of year(b)	$56.95	$52.19	$45.65		$48.77		$43.42
Net Asset Value Total Return(c)	9.95%	15.92%	(5.18)%		13.63%		26.36%
Market Price Total Return(c)	10.02%	15.96%	(5.20)%		13.61%		26.32%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$1,312,224	$1,362,381	$1,639,434		$2,970,924		$2,905,121
Ratio to average net assets of:
Expenses	0.63%	0.63%	0.63	%(d)	0.63	%(d)	0.66	%(d)
Net investment income	0.99%	1.05%	1.21%		1.09%		0.95%
Portfolio turnover rate(e)	66%	57%	53%		68%		92%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

385

Invesco CleantechTM ETF (PZD)

	Year Ended April 30,
	2018	2017		2016	2015	2014
Per Share Operating Performance:
Net asset value at beginning of year	$37.06	$30.41		$30.60	$31.90	$25.47
Net investment income(a)	0.25	0.59	(b)	0.22	0.27	0.17
Net realized and unrealized gain (loss) on investments	5.18	6.41		(0.18)	(1.33)	6.53
Total from investment operations	5.43	7.00		0.04	(1.06)	6.70
Distributions to shareholders from:
Net investment income	(0.37)	(0.35)		(0.23)	(0.24)	(0.27)
Net asset value at end of year	$42.12	$37.06		$30.41	$30.60	$31.90
Market price at end of year(c)	$42.26	$37.19		$30.29	$30.54	$31.92
Net Asset Value Total Return(d)	14.74%	23.21%		0.15%	(3.36)%	26.52%
Market Price Total Return(d)	14.72%	24.13%		(0.05)%	(3.61)%	27.15%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$160,057	$92,639		$71,466	$76,512	$84,535
Ratio to average net assets of:
Expenses, after Waivers	0.67%	0.68%		0.67%	0.67%	0.67%
Expenses, prior to Waivers	0.68%	0.73%		0.73%	0.72%	0.72%
Net investment income, after Waivers	0.61%	1.81	%(b)	0.76%	0.89%	0.58%
Portfolio turnover rate(e)	17%	24%		25%	22%	24%

(a)	Based on average shares outstanding.
(b)

Net Investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the year. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividends are $0.39 and 1.20%, respectively.

(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

Invesco Dividend AchieversTM ETF (PFM)

	Year Ended April 30,
	2018	2017	2016	2015	2014
Per Share Operating Performance:
Net asset value at beginning of year	$23.96	$21.75	$21.42	$20.50	$18.33
Net investment income(a)	0.54	0.50	0.49	0.44	0.39
Net realized and unrealized gain on investments	1.24	2.25	0.33	0.90	2.16
Total from investment operations	1.78	2.75	0.82	1.34	2.55
Distributions to shareholders from:
Net investment income	(0.52)	(0.54)	(0.49)	(0.42)	(0.38)
Net asset value at end of year	$25.22	$23.96	$21.75	$21.42	$20.50
Market price at end of year(b)	$25.24	$23.99	$21.75	$21.40	$20.50
Net Asset Value Total Return(c)	7.42%	12.80%	3.98%	6.54%	14.11%
Market Price Total Return(c)	7.37%	12.94%	4.08%	6.44%	14.17%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$285,010	$313,895	$287,052	$343,819	$351,557
Ratio to average net assets of:
Expenses	0.55%	0.55%	0.55%	0.55%	0.55%
Net investment income	2.15%	2.17%	2.35%	2.07%	2.05%
Portfolio turnover rate(d)	5%	6%	7%	20%	21%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

386

Invesco Dow Jones Industrial Average Dividend ETF (DJD)

	Eight Months Ended April 30, 2018		Year Ended August 31, 2017	Period Ended August 31, 2016(a)
Per Share Data:
Net asset value, beginning of period	$31.07		$27.55	$25.35
Income from investment operations:
Net investment income(b)	0.49		0.83	0.53
Net gain on investments (realized and unrealized)	2.37		3.55	2.05
Total from investment operations	2.86		4.38	2.58
Less distributions from:
Net investment income	(0.53)		(0.86)	(0.38)
Net realized gain	(0.08)		—	—
Total distributions to shareholders	(0.61)		(0.86)	(0.38)
Net asset value, end of period	$33.32		$31.07	$27.55
Market price, end of period	$33.35	(c)	$31.10	$27.52
Net Asset Value Total Return(d)	9.23%		16.13%	10.27%
Market Price Total Return(d)	9.22%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$14,994		$10,875	$2,755
Ratio to average net assets of:
Net investment income	2.25	%(e)	2.80%	2.86%
Total expenses	0.30	%(e)	0.30%	0.30%
Net expenses	0.30	%(e)	0.30%	0.30%
Portfolio turnover rate(f)	19%		3%	0%

(a)	Since commencement of operations: December 16, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

Invesco DWA Basic Materials Momentum ETF (PYZ)

	Year Ended April 30,
	2018	2017	2016	2015	2014
Per Share Operating Performance:
Net asset value at beginning of year	$61.38	$54.35	$53.85	$52.33	$43.38
Net investment income(a)	0.49	0.46	0.58	0.43	0.51
Net realized and unrealized gain on investments	5.27	7.14	0.59	1.57	8.95
Total from investment operations	5.76	7.60	1.17	2.00	9.46
Distributions to shareholders from:
Net investment income	(0.40)	(0.57)	(0.67)	(0.48)	(0.51)
Net asset value at end of year	$66.74	$61.38	$54.35	$53.85	$52.33
Market price at end of year(b)	$66.79	$61.38	$54.38	$53.80	$52.31
Net Asset Value Total Return(c)	9.40%	14.04%	2.32%	3.82%	21.97%
Market Price Total Return(c)	9.48%	13.98%	2.47%	3.77%	22.18%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$100,114	$101,269	$168,497	$78,082	$94,190
Ratio to average net assets of:
Expenses, after Waivers	0.60%	0.60%	0.60%	0.60%	0.64%
Expenses, prior to Waivers	0.76%	0.69%	0.69%	0.69%	0.68%
Net investment income, after Waivers	0.75%	0.79%	1.17%	0.79%	1.08%
Portfolio turnover rate(d)	75%	132%	96%	80%	158%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)

Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the fiscal year ended April 30, 2014, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

387

Invesco DWA Consumer Cyclicals Momentum ETF (PEZ)

	Year Ended April 30,
	2018	2017	2016	2015	2014
Per Share Operating Performance:
Net asset value at beginning of year	$44.36	$42.26	$45.93	$39.79	$34.19
Net investment income(a)	0.25	0.15	0.17	0.27	0.17
Net realized and unrealized gain (loss) on investments	6.03	2.30	(3.71)	6.06	5.63
Total from investment operations	6.28	2.45	(3.54)	6.33	5.80
Distributions to shareholders from:
Net investment income	(0.22)	(0.35)	(0.13)	(0.19)	(0.20)
Net asset value at end of year	$50.42	$44.36	$42.26	$45.93	$39.79
Market price at end of year(b)	$50.48	$44.37	$42.25	$45.93	$39.74
Net Asset Value Total Return(c)	14.20%	5.85%	(7.73)%	15.91%	16.97%
Market Price Total Return(c)	14.31%	5.90%	(7.76)%	16.06%	16.93%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$55,464	$28,837	$92,964	$96,463	$45,754
Ratio to average net assets of:
Expenses, after Waivers	0.60%	0.60%	0.60%	0.60%	0.64%
Expenses, prior to Waivers	0.90%	0.86%	0.71%	0.81%	0.91%
Net investment income, after Waivers	0.52%	0.35%	0.39%	0.63%	0.42%
Portfolio turnover rate(d)	185%	117%	139%	114%	236%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)

Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the fiscal year ended April 30, 2014, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

Invesco DWA Consumer Staples Momentum ETF (PSL)

	Year Ended April 30,
	2018	2017	2016	2015		2014
Per Share Operating Performance:
Net asset value at beginning of year	$59.38	$56.05	$51.43	$43.04		$39.69
Net investment income(a)	0.41	0.76	0.43	0.76	(b)	0.66
Net realized and unrealized gain on investments	7.90	3.69	4.54	8.37		3.26
Total from investment operations	8.31	4.45	4.97	9.13		3.92
Distributions to shareholders from:
Net investment income	(0.30)	(1.12)	(0.35)	(0.74)		(0.57)
Net asset value at end of year	$67.39	$59.38	$56.05	$51.43		$43.04
Market price at end of year(c)	$67.61	$59.38	$56.05	$51.43		$43.03
Net Asset Value Total Return(d)	14.03%	8.12%	9.67%	21.28%		9.93%
Market Price Total Return(d)	14.40%	8.12%	9.67%	21.31%		9.97%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$90,977	$77,191	$297,070	$97,713		$38,738
Ratio to average net assets of:
Expenses, after Waivers	0.60%	0.60%	0.60%	0.60%		0.64%
Expenses, prior to Waivers	0.79%	0.71%	0.69%	0.78%		0.79%
Net investment income, after Waivers	0.65%	1.33%	0.76%	1.54	%(b)	1.56%
Portfolio turnover rate(e)	80%	106%	113%	83%		175%

(a)	Based on average shares outstanding.
(b)

Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received of $5.77 per share owned of Pilgrim’s Pride Corp. on January 28, 2015. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $0.28 and 0.55%, respectively.

(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the fiscal year ended April 30, 2014, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

388

Invesco DWA Energy Momentum ETF (PXI)

	Year Ended April 30,
	2018	2017	2016	2015	2014
Per Share Operating Performance:
Net asset value at beginning of year	$36.36	$37.97	$49.51	$60.41	$48.39
Net investment income(a)	0.41	0.14	0.51	0.53	0.34
Net realized and unrealized gain (loss) on investments	5.80	(1.50)	(11.39)	(10.82)	12.01
Total from investment operations	6.21	(1.36)	(10.88)	(10.29)	12.35
Distributions to shareholders from:
Net investment income	(0.31)	(0.19)	(0.66)	(0.61)	(0.33)
Return of capital	—	(0.06)	—	—	—
Total distributions	(0.31)	(0.25)	(0.66)	(0.61)	(0.33)
Net asset value at end of year	$42.26	$36.36	$37.97	$49.51	$60.41
Market price at end of year(b)	$42.32	$36.35	$37.95	$49.51	$60.37
Net Asset Value Total Return(c)	17.28%	(3.62)%	(22.01)%	(17.08)%	25.66%
Market Price Total Return(c)	17.47%	(3.60)%	(22.05)%	(17.02)%	25.66%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$88,738	$112,731	$125,286	$183,178	$214,441
Ratio to average net assets of:
Expenses, after Waivers	0.60%	0.60%	0.60%	0.60%	0.64%
Expenses, prior to Waivers	0.78%	0.72%	0.76%	0.74%	0.64%
Net investment income, after Waivers	1.15%	0.34%	1.32%	0.97%	0.65%
Portfolio turnover rate(d)	95%	116%	119%	109%	198%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)

Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the fiscal year ended April 30, 2014, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

Invesco DWA Financial Momentum ETF (PFI)

	Year Ended April 30,
	2018	2017	2016	2015		2014
Per Share Operating Performance:
Net asset value at beginning of year	$30.66	$29.42	$30.76	$27.82		$23.92
Net investment income(a)	0.35	0.47	0.42	0.37		0.32
Net realized and unrealized gain (loss) on investments	4.44	1.43	(1.37)	2.92		3.93
Total from investment operations	4.79	1.90	(0.95)	3.29		4.25
Distributions to shareholders from:
Net investment income	(0.29)	(0.66)	(0.39)	(0.35)		(0.35)
Net asset value at end of year	$35.16	$30.66	$29.42	$30.76		$27.82
Market price at end of year(b)	$35.22	$30.64	$29.43	$30.76		$27.79
Net Asset Value Total Return(c)	15.64%	6.51%	(3.11)%	11.84%		17.89%
Market Price Total Return(c)	15.91%	6.41%	(3.08)%	11.96%		17.86%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$70,330	$85,857	$29,418	$38,447		$36,167
Ratio to average net assets of:
Expenses, after Waivers	0.60%	0.60%	0.60%	0.60	%(d)	0.64	%(d)
Expenses, prior to Waivers	0.75%	0.77%	0.84%	0.85	%(d)	0.91	%(d)
Net investment income, after Waivers	1.04%	1.53%	1.38%	1.24%		1.20%
Portfolio turnover rate(e)	105%	204%	119%	115%		232%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(e)

Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the fiscal year ended April 30, 2014, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

389

Invesco DWA Healthcare Momentum ETF (PTH)

	Year Ended April 30,
	2018	2017	2016	2015	2014
Per Share Operating Performance:
Net asset value at beginning of year	$55.03	$44.31	$57.68	$45.34	$38.76
Net investment income (loss)(a)	(0.21)	(0.19)	(0.27)	(0.20)	0.00 (b)
Net realized and unrealized gain (loss) on investments	22.83	10.91	(13.10)	12.54	6.73
Total from investment operations	22.62	10.72	(13.37)	12.34	6.73
Distributions to shareholders from:
Net investment income	—	—	—	—	(0.15)
Net asset value at end of year	$77.65	$55.03	$44.31	$57.68	$45.34
Market price at end of year(c)	$77.80	$55.02	$44.28	$57.64	$45.34
Net Asset Value Total Return(d)	41.11%	24.19%	(23.18)%	27.22%	17.41%
Market Price Total Return(d)	41.40%	24.26%	(23.18)%	27.13%	17.62%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$155,292	$63,279	$75,332	$178,802	$106,560
Ratio to average net assets of:
Expenses, after Waivers	0.60%	0.60%	0.60%	0.60%	0.64%
Expenses, prior to Waivers	0.73%	0.78%	0.70%	0.68%	0.68%
Net investment income (loss), after Waivers	(0.31)%	(0.39)%	(0.48)%	(0.38)%	0.01%
Portfolio turnover rate(e)	130%	175%	200%	151%	278%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the fiscal year ended April 30, 2014, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

Invesco DWA Industrials Momentum ETF (PRN)

	Year Ended April 30,
	2018	2017	2016	2015	2014
Per Share Operating Performance:
Net asset value at beginning of year	$52.27	$45.13	$46.84	$46.47	$36.74
Net investment income(a)	0.23	0.29	0.22	0.17	0.19
Net realized and unrealized gain (loss) on investments	5.73	7.14	(1.73)	0.35	9.72
Total from investment operations	5.96	7.43	(1.51)	0.52	9.91
Distributions to shareholders from:
Net investment income	(0.23)	(0.29)	(0.20)	(0.15)	(0.18)
Return of capital	(0.13)	—	—	—	—
Total distributions	(0.36)	(0.29)	(0.20)	(0.15)	(0.18)
Net asset value at end of year	$57.87	$52.27	$45.13	$46.84	$46.47
Market price at end of year(b)	$57.91	$52.26	$45.13	$46.85	$46.43
Net Asset Value Total Return(c)	11.43%	16.50%	(3.24)%	1.12%	27.01%
Market Price Total Return(c)	11.53%	16.48%	(3.26)%	1.23%	26.97%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$107,053	$130,669	$42,876	$112,414	$169,622
Ratio to average net assets of:
Expenses, after Waivers	0.60%	0.60%	0.60%	0.60%	0.63%
Expenses, prior to Waivers	0.64%	0.65%	0.65%	0.64%	0.66%
Net investment income, after Waivers	0.39%	0.59%	0.48%	0.36%	0.43%
Portfolio turnover rate(d)	106%	122%	122%	121%	285%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)

Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the fiscal year ended April 30, 2014, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

390

Invesco DWA Momentum ETF (PDP)

	Year Ended April 30,
	2018	2017	2016	2015		2014
Per Share Operating Performance:
Net asset value at beginning of year	$45.86	$40.51	$42.44	$36.96		$31.77
Net investment income(a)	0.13	0.28	0.12	0.16		0.06
Net realized and unrealized gain (loss) on investments	6.81	5.41	(1.94)	5.43		5.23
Total from investment operations	6.94	5.69	(1.82)	5.59		5.29
Distributions to shareholders from:
Net investment income	(0.13)	(0.34)	(0.11)	(0.11)		(0.10)
Return of capital	(0.01)	—	—	—		—
Total distributions	(0.14)	(0.34)	(0.11)	(0.11)		(0.10)
Net asset value at end of year	$52.66	$45.86	$40.51	$42.44		$36.96
Market price at end of year(b)	$52.72	$45.87	$40.50	$42.43		$36.93
Net Asset Value Total Return(c)	15.17%	14.12%	(4.29)%	15.13%		16.71%
Market Price Total Return(c)	15.28%	14.17%	(4.29)%	15.19%		16.65%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$1,521,909	$1,417,070	$1,438,022	$1,871,780		$1,260,444
Ratio to average net assets of:
Expenses, after Waivers	0.63%	0.63%	0.64%	0.63	%(d)	0.64	%(d)
Expenses, prior to Waivers	0.63%	0.63%	0.64%	0.63	%(d)	0.64	%(d)
Net investment income, after Waivers	0.26%	0.65%	0.29%	0.39%		0.17%
Portfolio turnover rate(e)	68%	68%	100%	73%		75%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

Invesco DWA NASDAQ Momentum ETF (DWAQ)

	Year Ended April 30,
	2018	2017	2016	2015	2014
Per Share Operating Performance:
Net asset value at beginning of year	$86.42	$69.83	$75.06	$64.34	$55.40
Net investment income (loss)(a)	(0.11)	0.07	(0.06)	0.06	0.21
Net realized and unrealized gain (loss) on investments	17.88	16.65	(5.11)	10.66	9.00
Total from investment operations	17.77	16.72	(5.17)	10.72	9.21
Distributions to shareholders from:
Net investment income	(0.11)	(0.06)	(0.05)	—	(0.27)
Return of capital	—	(0.07)	(0.01)	—	—
Total distributions	(0.11)	(0.13)	(0.06)	—	(0.27)
Net asset value at end of year	$104.08	$86.42	$69.83	$75.06	$64.34
Market price at end of year(b)	$104.23	$86.38	$69.82	$75.10	$64.32
Net Asset Value Total Return(c)	20.56%	23.98%	(6.90)%	16.66%	16.64%
Market Price Total Return(c)	20.79%	23.95%	(6.96)%	16.76%	16.77%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$52,040	$34,570	$34,913	$30,023	$25,734
Ratio to average net assets of:
Expenses, after Waivers	0.60%	0.60%	0.60%	0.60%	0.60	%(d)
Expenses, prior to Waivers	0.82%	0.85%	0.81%	0.96%	0.91	%(d)
Net investment income (loss), after Waivers	(0.11)%	0.09%	(0.09)%	0.09%	0.32%
Portfolio turnover rate(e)	80%	89%	118%	154%	296%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(e)

Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the fiscal year ended April 30, 2014, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

391

Invesco DWA Technology Momentum ETF (PTF)

	Year Ended April 30,
	2018	2017	2016	2015	2014
Per Share Operating Performance:
Net asset value at beginning of year	$45.25	$36.16	$40.37	$32.44	$29.14
Net investment income (loss)(a)	0.04	0.07	(0.01)	0.17	0.04
Net realized and unrealized gain (loss) on investments	10.92	9.12	(4.20)	8.02	3.32
Total from investment operations	10.96	9.19	(4.21)	8.19	3.36
Distributions to shareholders from:
Net investment income	(0.02)	(0.05)	—	(0.26)	(0.06)
Return of capital	—	(0.05)	—	—	—
Total distributions	(0.02)	(0.10)	—	(0.26)	(0.06)
Net asset value at end of year	$56.19	$45.25	$36.16	$40.37	$32.44
Market price at end of year(b)	$56.21	$45.22	$36.16	$40.36	$32.45
Net Asset Value Total Return(c)	24.22%	25.46%	(10.43)%	25.29%	11.52%
Market Price Total Return(c)	24.35%	25.38%	(10.41)%	25.22%	11.86%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$117,996	$131,217	$182,623	$64,588	$53,525
Ratio to average net assets of:
Expenses, after Waivers	0.60%	0.60%	0.60%	0.60%	0.64%
Expenses, prior to Waivers	0.74%	0.72%	0.70%	0.77%	0.80%
Net investment income (loss), after Waivers	0.08%	0.17%	(0.03)%	0.46%	0.13%
Portfolio turnover rate(d)	107%	147%	159%	157%	263%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)

Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the fiscal year ended April 30, 2014, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

Invesco DWA Utilities Momentum ETF (PUI)

	Year Ended April 30,
	2018	2017	2016	2015	2014
Per Share Operating Performance:
Net asset value at beginning of year	$27.50	$25.12	$22.51	$22.49	$19.82
Net investment income(a)	0.65	0.65	0.64	0.57	0.47
Net realized and unrealized gain (loss) on investments	(0.31)	2.71	2.60	(0.01)	2.68
Total from investment operations	0.34	3.36	3.24	0.56	3.15
Distributions to shareholders from:
Net investment income	(0.73)	(0.98)	(0.63)	(0.54)	(0.48)
Net asset value at end of year	$27.11	$27.50	$25.12	$22.51	$22.49
Market price at end of year(b)	$27.13	$27.51	$25.10	$22.50	$22.47
Net Asset Value Total Return(c)	1.16%	13.65%	14.86%	2.48%	16.27%
Market Price Total Return(c)	1.19%	13.78%	14.81%	2.53%	16.35%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$44,730	$137,476	$200,953	$34,893	$41,601
Ratio to average net assets of:
Expenses, after Waivers	0.60%	0.60%	0.60%	0.60%	0.63%
Expenses, prior to Waivers	0.83%	0.71%	0.74%	0.80%	0.77%
Net investment income, after Waivers	2.35%	2.46%	2.74%	2.49%	2.31%
Portfolio turnover rate(d)	41%	54%	91%	47%	131%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)

Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the fiscal year ended April 30, 2014, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

392

Invesco Dynamic Biotechnology & Genome ETF (PBE)

	Year Ended April 30,
	2018	2017	2016	2015	2014
Per Share Operating Performance:
Net asset value at beginning of year	$43.11	$39.35	$52.98	$39.71	$28.26
Net investment income(a)	0.00 (b)	0.33	0.50	0.34	0.03
Net realized and unrealized gain (loss) on investments	5.13	3.63	(13.56)	13.21	11.42
Total from investment operations	5.13	3.96	(13.06)	13.55	11.45
Distributions to shareholders from:
Net investment income	(0.22)	(0.20)	(0.57)	(0.28)	—
Net asset value at end of year	$48.02	$43.11	$39.35	$52.98	$39.71
Market price at end of year(c)	$48.08	$43.13	$39.35	$52.95	$39.68
Net Asset Value Total Return:(d)	11.94%	10.09%	(24.92)%	34.25%	40.52%
Market Price Total Return(d)	12.04%	10.15%	(24.88)%	34.28%	40.36%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$232,910	$230,631	$267,584	$511,262	$361,320
Ratio to average net assets of:
Expenses, after Waivers	0.59%	0.58%	0.58%	0.57%	0.59%
Expenses, prior to Waivers	0.59%	0.58%	0.58%	0.57%	0.59%
Net investment income, after Waivers	0.01%	0.81%	1.00%	0.69%	0.09%
Portfolio turnover rate(e)	141%	69%	74%	95%	64%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

Invesco Dynamic Building & Construction ETF (PKB)

	Year Ended April 30,
	2018	2017	2016	2015	2014
Per Share Operating Performance:
Net asset value at beginning of year	$29.58	$25.08	$22.99	$22.09	$19.65
Net investment income(a)	0.08	0.07	0.04	0.03	0.00 (b)
Net realized and unrealized gain on investments	0.73	4.52	2.08	0.89	2.44
Total from investment operations	0.81	4.59	2.12	0.92	2.44
Distributions to shareholders from:
Net investment income	(0.06)	(0.09)	(0.03)	(0.02)	—
Net asset value at end of year	$30.33	$29.58	$25.08	$22.99	$22.09
Market price at end of year(c)	$30.34	$29.60	$25.08	$22.98	$22.10
Net Asset Value Total Return:(d)	2.73%	18.33%	9.21%	4.17%	12.42%
Market Price Total Return(d)	2.70%	18.41%	9.26%	4.08%	12.58%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$280,510	$317,995	$60,201	$55,177	$123,688
Ratio to average net assets of:
Expenses, after Waivers	0.58%	0.63%	0.63%	0.63%	0.63%
Expenses, prior to Waivers	0.58%	0.63%	0.68%	0.65%	0.63%
Net investment income, after Waivers	0.24%	0.24%	0.18%	0.15%	0.01%
Portfolio turnover rate(e)	143%	129%	90%	96%	117%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

393

Invesco Dynamic Energy Exploration & Production ETF (PXE)

	Year Ended April 30,
	2018	2017		2016	2015	2014
Per Share Operating Performance:
Net asset value at beginning of year	$20.28	$22.63		$31.78	$37.76	$30.27
Net investment income(a)	0.28	0.24		0.51	0.39	0.48
Net realized and unrealized gain (loss) on investments	3.89	(1.15)		(9.04)	(5.84)	7.55
Total from investment operations	4.17	(0.91)		(8.53)	(5.45)	8.03
Distributions to shareholders from:
Net investment income	(0.39)	(1.44)		(0.62)	(0.53)	(0.54)
Net asset value at end of year	$24.06	$20.28		$22.63	$31.78	$37.76
Market price at end of year(b)	$24.12	$20.28		$22.63	$31.77	$37.76
Net Asset Value Total Return:(c)	21.00%	(3.96)%		(26.93)%	(14.51)%	26.93%
Market Price Total Return(c)	21.31%	(3.96)%		(26.91)%	(14.54)%	27.10%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$49,324	$55,760		$74,682	$117,593	$130,273
Ratio to average net assets of:
Expenses, after Waivers	0.65%	0.80	%(d)	0.65%	0.64%	0.64%
Expenses, prior to Waivers	0.77%	0.88	%(d)	0.67%	0.64%	0.64%
Net investment income, after Waivers	1.37%	1.13%		2.09%	1.20%	1.46%
Portfolio turnover rate(e)	87%	91%		134%	140%	96%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)

Expenses, after Waivers and Expenses, prior to Waivers include state income taxes paid during the fiscal year ended April 30, 2017. Expenses, after Waivers and Expenses, prior to Waivers excluding the taxes paid are 0.63% and 0.71%, respectively.

(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

Invesco Dynamic Food & Beverage ETF (PBJ)

	Year Ended April 30,
	2018	2017	2016	2015	2014
Per Share Operating Performance:
Net asset value at beginning of year	$33.75	$32.31	$31.45	$26.98	$23.62
Net investment income(a)	0.41	0.33	0.39	0.31	0.38
Net realized and unrealized gain (loss) on investments	(0.99)	1.61	0.88	4.58	3.19
Total from investment operations	(0.58)	1.94	1.27	4.89	3.57
Distributions to shareholders from:
Net investment income	(0.36)	(0.50)	(0.41)	(0.42)	(0.21)
Net asset value at end of year	$32.81	$33.75	$32.31	$31.45	$26.98
Market price at end of year(b)	$32.76	$33.74	$32.30	$31.43	$26.99
Net Asset Value Total Return:(c)	(1.70)%	6.03%	4.06%	18.25%	15.16%
Market Price Total Return(c)	(1.82)%	6.03%	4.10%	18.13%	15.25%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$78,732	$146,821	$300,455	$265,721	$434,371
Ratio to average net assets of:
Expenses, after Waivers	0.63%	0.59%	0.58%	0.58%	0.61%
Expenses, prior to Waivers	0.65%	0.59%	0.58%	0.58%	0.61%
Net investment income, after Waivers	1.25%	0.99%	1.21%	1.05%	1.47%
Portfolio turnover rate(d)	147%	145%	109%	124%	145%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

394

Invesco Dynamic Large Cap Growth ETF (PWB)

	Year Ended April 30,
	2018	2017	2016	2015	2014
Per Share Operating Performance:
Net asset value at beginning of year	$35.00	$30.82	$30.19	$25.62	$21.29
Net investment income(a)	0.27	0.24	0.19	0.18	0.10
Net realized and unrealized gain on investments	8.32	4.19	0.62	4.56	4.34
Total from investment operations	8.59	4.43	0.81	4.74	4.44
Distributions to shareholders from:
Net investment income	(0.27)	(0.25)	(0.18)	(0.17)	(0.11)
Net asset value at end of year	$43.32	$35.00	$30.82	$30.19	$25.62
Market price at end of year(b)	$43.38	$35.02	$30.81	$30.17	$25.62
Net Asset Value Total Return(c)	24.63%	14.46%	2.70%	18.52%	20.91%
Market Price Total Return(c)	24.73%	14.57%	2.73%	18.44%	20.96%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$569,715	$441,053	$443,752	$327,579	$285,675
Ratio to average net assets of:
Expenses, after Waivers	0.57%	0.57%	0.57%	0.58%	0.58%
Expenses, prior to Waivers	0.57%	0.57%	0.57%	0.58%	0.58%
Net investment income, after Waivers	0.68%	0.74%	0.64%	0.63%	0.43%
Portfolio turnover rate(d)	119%	116%	97%	143%	123%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

Invesco Dynamic Large Cap Value ETF (PWV)

	Year Ended April 30,
	2018	2017	2016	2015	2014
Per Share Operating Performance:
Net asset value at beginning of year	$35.26	$30.01	$31.43	$29.51	$25.21
Net investment income(a)	0.73	0.67	0.73	0.64	0.55
Net realized and unrealized gain (loss) on investments	0.83	5.28	(1.43)	1.88	4.30
Total from investment operations	1.56	5.95	(0.70)	2.52	4.85
Distributions to shareholders from:
Net investment income	(0.72)	(0.70)	(0.72)	(0.60)	(0.55)
Net asset value at end of year	$36.10	$35.26	$30.01	$31.43	$29.51
Market price at end of year(b)	$36.13	$35.27	$30.00	$31.42	$29.49
Net Asset Value Total Return(c)	4.39%	20.06%	(2.17)%	8.56%	19.48%
Market Price Total Return(c)	4.44%	20.14%	(2.18)%	8.60%	19.35%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$1,373,520	$1,256,973	$975,299	$1,087,343	$801,088
Ratio to average net assets of:
Expenses, after Waivers	0.56%	0.56%	0.57%	0.57%	0.57%
Expenses, prior to Waivers	0.56%	0.56%	0.57%	0.57%	0.57%
Net investment income, after Waivers	1.96%	2.04%	2.44%	2.10%	2.04%
Portfolio turnover rate(d)	128%	118%	98%	82%	103%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

395

Invesco Dynamic Leisure and Entertainment ETF (PEJ)

	Year Ended April 30,
	2018	2017	2016	2015	2014
Per Share Operating Performance:
Net asset value at beginning of year	$42.00	$35.69	$36.40	$32.35	$27.23
Net investment income(a)	0.41	0.31	0.11	0.31	0.15
Net realized and unrealized gain (loss) on investments	2.86	6.26	(0.74)	4.04	5.10
Total from investment operations	3.27	6.57	(0.63)	4.35	5.25
Distributions to shareholders from:
Net investment income	(0.38)	(0.26)	(0.08)	(0.30)	(0.13)
Net asset value at end of year	$44.89	$42.00	$35.69	$36.40	$32.35
Market price at end of year(b)	$44.96	$42.00	$35.68	$36.39	$32.34
Net Asset Value Total Return:(c)	7.84%	18.52%	(1.73)%	13.47%	19.29%
Market Price Total Return(c)	8.01%	18.55%	(1.73)%	13.47%	19.34%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$116,724	$144,902	$142,754	$192,940	$177,930
Ratio to average net assets of:
Expenses, after Waivers	0.63%	0.61%	0.61%	0.63%	0.63%
Expenses, prior to Waivers	0.65%	0.61%	0.61%	0.63%	0.63%
Net investment income, after Waivers	0.97%	0.83%	0.29%	0.88%	0.48%
Portfolio turnover rate(d)	177%	183%	136%	187%	171%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

Invesco Dynamic Market ETF (PWC)

	Year Ended April 30,
	2018		2017	2016	2015	2014
Per Share Operating Performance:
Net asset value at beginning of year	$84.15		$71.56	$73.46	$70.27	$56.26
Net investment income(a)	2.11	(b)	0.43	0.82	0.68	0.60
Net realized and unrealized gain (loss) on investments	12.64		12.98	(1.91)	3.25	13.99
Total from investment operations	14.75		13.41	(1.09)	3.93	14.59
Distributions to shareholders from:
Net investment income	(1.94)		(0.82)	(0.81)	(0.74)	(0.58)
Net asset value at end of year	$96.96		$84.15	$71.56	$73.46	$70.27
Market price at end of year(c)	$96.98		$84.16	$71.55	$73.40	$70.27
Net Asset Value Total Return(d)	17.67%		18.88%	(1.50)%	5.58%	26.09%
Market Price Total Return(d)	17.68%		18.91%	(1.43)%	5.49%	26.15%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$155,134		$143,052	$143,122	$168,950	$186,219
Ratio to average net assets of:
Expenses, after Waivers	0.60%		0.60%	0.60%	0.59%	0.60%
Expenses, prior to Waivers	0.61%		0.61%	0.60%	0.59%	0.60%
Net investment income, after Waivers	2.30	%(b)	0.56%	1.13%	0.93%	0.94%
Portfolio turnover rate(e)	215%		231%	231%	237%	244%

(a)	Based on average shares outstanding.
(b)

Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $1.10 and 1.19%, respectively.

(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

396

Invesco Dynamic Media ETF (PBS)

	Year Ended April 30,
	2018	2017	2016	2015	2014
Per Share Operating Performance:
Net asset value at beginning of year	$27.97	$25.13	$26.73	$23.81	$20.11
Net investment income(a)	0.15	0.06	0.07	0.21	0.09
Net realized and unrealized gain (loss) on investments	1.14	2.82	(1.45)	2.89	3.70
Total from investment operations	1.29	2.88	(1.38)	3.10	3.79
Distributions to shareholders from:
Net investment income	(0.12)	(0.04)	(0.22)	(0.18)	(0.09)
Net asset value at end of year	$29.14	$27.97	$25.13	$26.73	$23.81
Market price at end of year(b)	$29.16	$27.98	$25.12	$26.72	$23.79
Net Asset Value Total Return:(c)	4.64%	11.49%	(5.18)%	13.04%	18.87%
Market Price Total Return(c)	4.67%	11.57%	(5.18)%	13.09%	18.83%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$48,080	$148,230	$90,461	$145,668	$171,430
Ratio to average net assets of:
Expenses, after Waivers	0.63%	0.63%	0.61%	0.59%	0.62%
Expenses, prior to Waivers	0.68%	0.63%	0.61%	0.59%	0.62%
Net investment income, after Waivers	0.53%	0.21%	0.26%	0.84%	0.38%
Portfolio turnover rate(d)	150%	103%	124%	131%	120%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

Invesco Dynamic Networking ETF (PXQ)

	Year Ended April 30,
	2018	2017	2016	2015	2014
Per Share Operating Performance:
Net asset value at beginning of year	$43.58	$33.65	$36.65	$31.20	$25.00
Net investment income (loss)(a)	0.18	0.21	0.15	(0.01)	(0.04)
Net realized and unrealized gain (loss) on investments	6.62	9.90	(3.15)	5.46	6.44
Total from investment operations	6.80	10.11	(3.00)	5.45	6.40
Distributions to shareholders from:
Net investment income	(0.30)	(0.18)	—	—	(0.20)
Net asset value at end of year	$50.08	$43.58	$33.65	$36.65	$31.20
Market price at end of year(b)	$50.10	$43.59	$33.65	$36.64	$31.19
Net Asset Value Total Return:(c)	15.70%	30.19%	(8.19)%	17.47%	25.69%
Market Price Total Return(c)	15.73%	30.22%	(8.16)%	17.48%	25.80%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$60,091	$26,145	$20,189	$27,485	$29,643
Ratio to average net assets of:
Expenses, after Waivers	0.63%	0.63%	0.63%	0.63%	0.63%
Expenses, prior to Waivers	0.83%	0.89%	0.88%	0.85%	0.82%
Net investment income (loss), after Waivers	0.39%	0.55%	0.42%	(0.02)%	(0.12)%
Portfolio turnover rate(d)	79%	97%	87%	74%	69%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

397

Invesco Dynamic Oil & Gas Services ETF (PXJ)

	Year Ended April 30,
	2018		2017	2016	2015	2014
Per Share Operating Performance:
Net asset value at beginning of year	$10.70		$13.20	$18.91	$28.01	$22.49
Net investment income(a)	0.27	(b)	0.06	0.20	0.22	0.08
Net realized and unrealized gain (loss) on investments	(1.01)		(2.41)	(5.69)	(9.07)	5.53	(c)
Total from investment operations	(0.74)		(2.35)	(5.49)	(8.85)	5.61
Distributions to shareholders from:
Net investment income	(0.26)		(0.08)	(0.22)	(0.25)	(0.09)
Return of capital	—		(0.07)	—	—	—
Total distributions	(0.26)		(0.15)	(0.22)	(0.25)	(0.09)
Net asset value at end of year	$9.70		$10.70	$13.20	$18.91	$28.01
Market price at end of year(d)	$9.70		$10.70	$13.19	$18.92	$28.00
Net Asset Value Total Return:(e)	(6.71)%		(17.99)%	(29.06)%	(31.67)%	24.98	%(c)
Market Price Total Return(e)	(6.72)%		(17.92)%	(29.15)%	(31.61)%	24.94%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$37,827		$33,174	$45,534	$72,786	$135,849
Ratio to average net assets of:
Expenses, after Waivers	0.63%		0.63%	0.63%	0.63%	0.61%
Expenses, prior to Waivers	0.86%		0.75%	0.72%	0.64%	0.61%
Net investment income, after Waivers	2.90	%(b)	0.47%	1.46%	0.96%	0.31%
Portfolio turnover rate(f)	91%		90%	89%	79%	259	%(c)

(a)	Based on average shares outstanding.
(b)

Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $0.06 and 0.61%, respectively.

(c)

Amount includes the effect of the Adviser pay-in for an economic loss of $0.43 per share. Had the pay-in not been made, the net asset value total return would have been 23.06%. In addition, the portfolio turnover calculation includes the value of securities purchased and sold related to this transaction.

(d)	The mean between the last bid and ask prices.
(e)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

Invesco Dynamic Pharmaceuticals ETF (PJP)

	Year Ended April 30,
	2018	2017	2016	2015	2014
Per Share Operating Performance:
Net asset value at beginning of year	$60.71	$62.16	$74.40	$57.65	$40.72
Net investment income(a)	0.43	0.48	0.41	0.32	0.26
Net realized and unrealized gain (loss) on investments	0.79	(1.40)	(8.81)	18.42	16.90
Total from investment operations	1.22	(0.92)	(8.40)	18.74	17.16
Distributions to shareholders from:
Net investment income	(0.44)	(0.53)	(0.39)	(0.34)	(0.23)
Net realized gains	—	—	(3.45)	(1.65)	—
Total distributions	(0.44)	(0.53)	(3.84)	(1.99)	(0.23)
Net asset value at end of year	$61.49	$60.71	$62.16	$74.40	$57.65
Market price at end of year(b)	$61.53	$60.71	$62.14	$74.35	$57.60
Net Asset Value Total Return:(c)	1.99%	(1.47)%	(11.86)%	32.95%	42.27%
Market Price Total Return(c)	2.05%	(1.44)%	(11.83)%	32.97%	42.15%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$525,754	$764,908	$1,168,526	$1,926,934	$1,104,007
Ratio to average net assets of:
Expenses, after Waivers	0.57%	0.56%	0.57%	0.56%	0.58%
Expenses, prior to Waivers	0.57%	0.56%	0.57%	0.56%	0.58%
Net investment income, after Waivers	0.68%	0.79%	0.58%	0.48%	0.52%
Portfolio turnover rate(d)	98%	26%	26%	47%	39%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

398

Invesco Dynamic Retail ETF (PMR)

	Year Ended April 30,
	2018	2017	2016	2015	2014
Per Share Operating Performance:
Net asset value at beginning of year	$36.07	$35.69	$38.41	$33.15	$29.12
Net investment income(a)	0.45	0.27	0.25	0.22	0.32
Net realized and unrealized gain (loss) on investments	0.57	0.43	(2.70)	5.38	3.99
Total from investment operations	1.02	0.70	(2.45)	5.60	4.31
Distributions to shareholders from:
Net investment income	(0.42)	(0.32)	(0.27)	(0.34)	(0.28)
Net asset value at end of year	$36.67	$36.07	$35.69	$38.41	$33.15
Market price at end of year(b)	$36.71	$36.05	$35.69	$38.42	$33.14
Net Asset Value Total Return:(c)	2.87%	1.98%	(6.40)%	16.97%	14.81%
Market Price Total Return(c)	3.03%	1.92%	(6.42)%	17.04%	14.81%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$11,000	$14,429	$21,416	$38,410	$24,864
Ratio to average net assets of:
Expenses, after Waivers	0.63%	0.63%	0.63%	0.63%	0.63%
Expenses, prior to Waivers	1.27%	0.99%	0.88%	0.91%	0.79%
Net investment income, after Waivers	1.27%	0.76%	0.67%	0.61%	0.96%
Portfolio turnover rate(d)	131%	152%	129%	111%	184%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

Invesco Dynamic Semiconductors ETF (PSI)

	Year Ended April 30,
	2018	2017	2016	2015		2014
Per Share Operating Performance:
Net asset value at beginning of year	$42.47	$24.50	$26.30	$20.62		$15.22
Net investment income(a)	0.14	0.19	0.10	0.25	(b)	0.10
Net realized and unrealized gain (loss) on investments	6.41	18.02	(1.86)	5.88		5.41
Total from investment operations	6.55	18.21	(1.76)	6.13		5.51
Distribution to shareholder from:
Net investment income	(0.11)	(0.24)	(0.04)	(0.33)		(0.11)
Return of capital	—	—	—	(0.12)		—
Total distributions	(0.11)	(0.24)	(0.04)	(0.45)		(0.11)
Net asset value at end of year	$48.91	$42.47	$24.50	$26.30		$20.62
Market price at end of year(c)	$48.94	$42.51	$24.48	$26.31		$20.62
Net Asset Value Total Return:(d)	15.42%	74.65%	(6.69)%	29.90%		36.38%
Market Price Total Return(d)	15.38%	74.96%	(6.80)%	29.95%		36.66%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$315,455	$235,699	$48,999	$78,911		$20,621
Ratio to average net assets of:
Expenses, after Waivers	0.61%	0.63%	0.63%	0.63%		0.63%
Expenses, prior to Waivers	0.61%	0.63%	0.68%	0.78%		1.05%
Net investment income, after Waivers	0.29%	0.55%	0.38%	1.03	%(b)	0.55%
Portfolio turnover rate(e)	65%	62%	104%	103%		126%

(a)	Based on average shares outstanding.
(b)

Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received of $16.50 per share owned of KLA-Tencor Corp. on November 26, 2014. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $0.05 and 0.22%, respectively.

(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

399

Invesco Dynamic Software ETF (PSJ)

	Year Ended April 30,
	2018	2017	2016	2015	2014
Per Share Operating Performance:
Net asset value at beginning of year	$53.44	$42.20	$42.47	$33.96	$30.16
Net investment income (loss)(a)	(0.27)	(0.05)	(0.08)	0.11	(0.00	)(b)
Net realized and unrealized gain (loss) on investments	17.64	11.30	(0.13)	8.44	3.80
Total from investment operations	17.37	11.25	(0.21)	8.55	3.80
Distributions to shareholders from:
Net investment income	—	(0.01)	(0.06)	(0.04)	—
Net asset value at end of year	$70.81	$53.44	$42.20	$42.47	$33.96
Market price at end of year(c)	$70.90	$53.39	$42.21	$42.48	$33.93
Net Asset Value Total Return:(d)	32.51%	26.67%	(0.50)%	25.18%	12.60%
Market Price Total Return(d)	32.80%	26.52%	(0.50)%	25.32%	12.65%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$155,784	$101,545	$73,847	$57,329	$54,335
Ratio to average net assets of:
Expenses, after Waivers	0.63%	0.63%	0.63%	0.63%	0.63%
Expenses, prior to Waivers	0.63%	0.64%	0.66%	0.71%	0.69%
Net investment income (loss), after Waivers	(0.42)%	(0.11)%	(0.19)%	0.29%	(0.01)%
Portfolio turnover rate(e)	145%	154%	154%	132%	150%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

Invesco Financial Preferred ETF (PGF)

	Year Ended April 30,
	2018	2017	2016	2015	2014
Per Share Operating Performance:
Net asset value at beginning of year	$18.87	$18.80	$18.45	$17.99	$18.67
Net investment income(a)	0.99	1.03	1.06	1.07	1.10
Net realized and unrealized gain (loss) on investments	(0.53)	0.07	0.36	0.45	(0.68)
Total from investment operations	0.46	1.10	1.42	1.52	0.42
Distributions to shareholders from:
Net investment income	(1.01)	(1.03)	(1.07)	(1.06)	(1.10)
Net asset value at end of year	$18.32	$18.87	$18.80	$18.45	$17.99
Market price at end of year(b)	$18.31	$18.87	$18.83	$18.46	$17.98
Net Asset Value Total Return(c)	2.43%	6.06%	8.01%	8.73%	2.63%
Market Price Total Return(c)	2.37%	5.89%	8.12%	8.85%	2.41%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$1,565,028	$1,672,911	$1,636,378	$1,471,716	$1,435,558
Ratio to average net assets of:
Expenses	0.63%	0.63%	0.63%	0.63%	0.63%
Net investment income	5.26%	5.48%	5.76%	5.87%	6.28%
Portfolio turnover rate(d)	5%	8%	13%	9%	30%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

400

Invesco FTSE RAFI US 1000 ETF (PRF)

	Year Ended April 30,
	2018	2017	2016	2015	2014
Per Share Operating Performance:
Net asset value at beginning of year	$102.66	$90.15	$92.45	$85.42	$71.42
Net investment income(a)	2.18	1.86	1.93	1.72	1.45
Net realized and unrealized gain (loss) on investments	8.29	12.56	(2.23)	6.93	13.89
Total from investment operations	10.47	14.42	(0.30)	8.65	15.34
Distributions to shareholders from:
Net investment income	(2.09)	(1.91)	(2.00)	(1.62)	(1.34)
Net asset value at end of year	$111.04	$102.66	$90.15	$92.45	$85.42
Market price at end of year(b)	$111.12	$102.67	$90.13	$92.43	$85.37
Net Asset Value Total Return(c)	10.26%	16.16%	(0.23)%	10.19%	21.68%
Market Price Total Return(c)	10.33%	16.19%	(0.24)%	10.23%	21.61%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$5,124,420	$4,897,087	$4,142,401	$4,558,017	$3,305,696
Ratio to average net assets of:
Expenses, after Waivers	0.39%	0.39%	0.39%	0.39%	0.39%
Expenses, prior to Waivers	0.41%	0.41%	0.41%	0.41%	0.41%
Net investment income, after Waivers	2.00%	1.93%	2.19%	1.92%	1.84%
Portfolio turnover rate(d)	9%	11%	12%	10%	12%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)

	Year Ended April 30,
	2018	2017	2016	2015	2014
Per Share Operating Performance:
Net asset value at beginning of year	$117.87	$97.56	$103.44	$96.35	$77.76
Net investment income(a)	1.44	1.30	1.25	1.38	0.98
Net realized and unrealized gain (loss) on investments	12.31	20.46	(5.93)	7.04	18.52
Total from investment operations	13.75	21.76	(4.68)	8.42	19.50
Distributions to shareholders from:
Net investment income	(1.32)	(1.45)	(1.20)	(1.33)	(0.91)
Net asset value at end of year	$130.30	$117.87	$97.56	$103.44	$96.35
Market price at end of year(b)	$130.51	$117.82	$97.55	$103.45	$96.38
Net Asset Value Total Return(c)	11.73%	22.44%	(4.49)%	8.80%	25.22%
Market Price Total Return(c)	11.96%	22.40%	(4.52)%	8.78%	25.40%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$1,889,333	$1,632,527	$1,107,295	$1,158,510	$958,731
Ratio to average net assets of:
Expenses, after Waivers	0.39%	0.39%	0.39%	0.39%	0.39%
Expenses, prior to Waivers	0.41%	0.41%	0.41%	0.42%	0.42%
Net investment income, after Waivers	1.15%	1.20%	1.30%	1.39%	1.08%
Portfolio turnover rate(d)	26%	29%	28%	26%	31%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

401

Invesco Global Listed Private Equity ETF (PSP)

	Year Ended April 30,
	2018		2017	2016		2015	2014
Per Share Operating Performance:
Net asset value at beginning of year	$12.25		$10.45	$11.95		$11.79	$11.70
Net investment income(a)	0.40	(b)	0.41	0.60	(c)	0.35	0.38	(d)
Net realized and unrealized gain (loss) on investments	0.99		1.85	(1.53)		0.41	1.38
Total from investment operations	1.39		2.26	(0.93)		0.76	1.76
Distributions to shareholders from:
Net investment income	(1.40)		(0.46)	(0.57)		(0.60)	(1.67)
Return of capital	(0.05)		—	—		—	—
Total distributions	(1.45)		(0.46)	(0.57)		(0.60)	(1.67)
Net asset value at end of year	$12.19		$12.25	$10.45		$11.95	$11.79
Market price at end of year(e)	$12.21		$12.29	$10.39		$11.93	$11.85
Net Asset Value Total Return(f)	11.76%		22.21%	(8.09)%		6.79%	16.20%
Market Price Total Return(f)	11.57%		23.32%	(8.47)%		6.09%	16.31%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$245,052		$286,143	$325,925		$476,606	$583,601
Ratio to average net assets of:
Expenses, after Waivers(g)	0.64%		0.66%	0.64%		0.64%	0.69%
Expenses, prior to Waivers(g)	0.65%		0.67%	0.66%		0.66%	0.70%
Net investment income, after Waivers	3.16	%(b)	3.77%	5.51	%(c)	3.04%	3.20	%(d)
Portfolio turnover rate(h)	44%		39%	35%		30%	53%

(a)	Based on average shares outstanding.
(b)

Net Investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividends are $0.30 and 2.37%, respectively.

(c)

Net Investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the year. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividends are $0.34 and 3.12%, respectively.

(d)

Net Investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the year. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividends are $0.28 and 2.39%, respectively.

(e)	The mean between the last bid and ask prices.
(f)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(g)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

402

Invesco Golden Dragon China ETF (PGJ)

	Year Ended April 30,
	2018	2017	2016	2015	2014
Per Share Operating Performance:
Net asset value at beginning of year	$35.69	$30.51	$33.67	$27.65	$19.65
Net investment income(a)	0.31	0.19	0.06	0.21	0.21
Net realized and unrealized gain (loss) on investments	10.50	5.54	(3.10)	6.06	8.08
Total from investment operations	10.81	5.73	(3.04)	6.27	8.29
Distributions to shareholders from:
Net investment income	(0.92)	(0.55)	(0.09)	(0.25)	(0.29)
Return of capital	—	—	(0.03)	—	—
Total distributions	(0.92)	(0.55)	(0.12)	(0.25)	(0.29)
Net asset value at end of year	$45.58	$35.69	$30.51	$33.67	$27.65
Market price at end of year(b)	$45.58	$35.69	$30.49	$33.62	$27.60
Net Asset Value Total Return(c)	30.46%	19.23%	(9.04)%	22.79%	42.28%
Market Price Total Return(c)	30.46%	19.31%	(8.97)%	22.83%	42.46%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$271,208	$153,460	$163,248	$230,631	$258,569
Ratio to average net assets of:
Expenses, after Waivers	0.70%	0.70%	0.70%	0.70%	0.70%
Expenses, prior to Waivers	0.70%	0.73%	0.70%	0.70%	0.70%
Net investment income, after Waivers	0.70%	0.61%	0.18%	0.68%	0.75%
Portfolio turnover rate(d)	25%	30%	47%	25%	37%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

Invesco High Yield Equity Dividend AchieversTM ETF (PEY)

	Year Ended April 30,
	2018	2017	2016	2015	2014
Per Share Operating Performance:
Net asset value at beginning of year	$17.01	$14.90	$13.45	$12.32	$10.77
Net investment income(a)	0.62	0.52	0.48	0.43	0.42
Net realized and unrealized gain on investments	0.14	2.12	1.46	1.13	1.54
Total from investment operations	0.76	2.64	1.94	1.56	1.96
Distributions to shareholders from:
Net investment income	(0.65)	(0.53)	(0.49)	(0.43)	(0.41)
Net asset value at end of year	$17.12	$17.01	$14.90	$13.45	$12.32
Market price at end of year(b)	$17.12	$17.02	$14.91	$13.45	$12.32
Net Asset Value Total Return(c)	4.48%	17.95%	14.92%	12.89%	18.61%
Market Price Total Return(c)	4.42%	17.94%	14.99%	12.89%	18.72%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$763,400	$984,725	$737,783	$537,324	$393,103
Ratio to average net assets of:
Expenses	0.54%	0.54%	0.54%	0.54%	0.55%
Net investment income	3.63%	3.23%	3.62%	3.29%	3.70%
Portfolio turnover rate(d)	38%	49%	59%	45%	51%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

403

Invesco Insider Sentiment ETF (NFO)

	Eight Months Ended April 30, 2018		Year Ended August 31,
			2017	2016	2015	2014	2013
Per Share Data:
Net asset value, beginning of period	$57.67		$50.29	$47.50	$49.25	$41.15	$34.05
Income from investment operations:
Net investment income(a)	0.44		0.61	0.69	0.55	0.56	0.64
Net gain (loss) on investments (realized and unrealized)	5.97		7.67	2.82	(1.72)	7.98	7.06
Total from investment operations	6.41		8.28	3.51	(1.17)	8.54	7.70
Less distributions from:
Net investment income	(0.92)		(0.90)	(0.72)	(0.58)	(0.44)	(0.60)
Total distributions to shareholders	(0.92)		(0.90)	(0.72)	(0.58)	(0.44)	(0.60)
Net asset value, end of period	$63.16		$57.67	$50.29	$47.50	$49.25	$41.15
Market price, end of period	$63.18	(b)	$57.51	$50.23	$47.52	$49.22	$41.09
Net Asset Value Total Return(c)	11.14%		16.79%	7.51%	(2.40)%	20.80%	22.94%
Market Price Total Return(c)	11.48%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$72,685		$72,128	$77,983	$123,547	$184,735	$131,700
Ratio to average net assets of:
Net investment income	1.08	%(d)	1.18%	1.47%	1.13%	1.21%	1.67%
Total expenses	0.73	%(d)	0.74%	0.76%	0.73%	0.74%	0.77%
Net expenses(e)	0.60	%(d)	0.61%	0.65%	0.65%	0.66%	0.65%
Portfolio turnover rate(f)	108%		189%	117%	112%	106%	45%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Net expense information reflects the expense ratio after expense waivers.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

Invesco International Dividend AchieversTM ETF (PID)

	Year Ended April 30,
	2018	2017	2016	2015	2014
Per Share Operating Performance:
Net asset value at beginning of year	$15.09	$14.66	$18.42	$18.56	$17.27
Net investment income(a)	0.56	0.44	0.56	0.51	0.67	(b)
Net realized and unrealized gain (loss) on investments	0.87	0.56	(3.78)	(0.17)	1.26
Total from investment operations	1.43	1.00	(3.22)	0.34	1.93
Distributions to shareholders from:
Net investment income	(0.60)	(0.57)	(0.54)	(0.48)	(0.64)
Net asset value at end of year	$15.92	$15.09	$14.66	$18.42	$18.56
Market price at end of year(c)	$15.91	$15.09	$14.65	$18.43	$18.58
Net Asset Value Total Return(d)	9.57%	7.12%	(17.53)%	1.83%	11.50%
Market Price Total Return(d)	9.50%	7.19%	(17.63)%	1.77%	11.35%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$862,878	$811,780	$701,684	$1,571,846	$1,160,654
Ratio to average net assets of:
Expenses	0.55%	0.56%	0.58%	0.55%	0.54%
Net investment income	3.52%	3.01%	3.62%	2.77%	3.82	%(b)
Portfolio turnover rate(e)	55%	61%	61%	66%	49%

(a)	Based on average shares outstanding.
(b)

Net investment income per share and the ratio of net investment income to average net assets include a significant dividend during the year. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $0.43 and 2.42%, respectively.

(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

404

Invesco NASDAQ Internet ETF (PNQI)

	Year Ended April 30,
	2018	2017	2016	2015	2014
Per Share Operating Performance:
Net asset value at beginning of year	$99.14	$76.48	$72.28	$61.62	$46.09
Net investment income (loss)(a)	(0.36)	(0.22)	(0.16)	(0.21)	(0.27)
Net realized and unrealized gain on investments	30.40	22.88	4.36	10.87	15.80
Total from investment operations	30.04	22.66	4.20	10.66	15.53
Distributions to shareholders from:
Net investment income	(0.03)	—	—	—	—
Net asset value at end of year	$129.15	$99.14	$76.48	$72.28	$61.62
Market price at end of year(b)	$129.29	$99.17	$76.44	$72.26	$61.51
Net Asset Value Total Return(c)	30.30%	29.63%	5.81%	17.30%	33.70%
Market Price Total Return(c)	30.40%	29.73%	5.79%	17.48%	33.48%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$600,535	$351,939	$279,152	$216,851	$289,628
Ratio to average net assets of:
Expenses	0.60%	0.60%	0.60%	0.60%	0.60%
Net investment income (loss)	(0.31)%	(0.26)%	(0.21)%	(0.31)%	(0.42)%
Portfolio turnover rate(d)	20%	14%	27%	31%	21%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

Invesco Russell 2000 Equal Weight ETF (EQWS)

	Year Ended April 30,
	2018	2017	2016		2015		2014
Per Share Operating Performance:
Net asset value at beginning of year	$39.78	$32.69	$35.89		$32.85		$27.80
Net investment income(a)	0.42	0.36	0.31		0.41		0.33
Net realized and unrealized gain (loss) on investments	3.39	7.19	(3.17)		3.03		5.12
Total from investment operations	3.81	7.55	(2.86)		3.44		5.45
Distributions to shareholders from:
Net investment income	(0.40)	(0.46)	(0.34)		(0.40)		(0.40)
Net asset value at end of year	$43.19	$39.78	$32.69		$35.89		$32.85
Market price at end of year(b)	$43.23	$39.77	$32.71		$35.90		$32.84
Net Asset Value Total Return(c)	9.62%	23.21%	(8.00)%		10.53%		19.76%
Market Price Total Return(c)	9.76%	23.11%	(7.97)%		10.59%		19.90%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$23,755	$21,877	$13,075		$16,153		$14,784
Ratio to average net assets of:
Expenses, after Waivers	0.25%	0.25%	0.26	%(d)	0.39	%(d)	0.39%
Expenses, prior to Waivers	0.88%	1.00%	1.17	%(d)	0.98	%(d)	0.94%
Net investment income, after Waivers	1.02%	0.98%	0.94%		1.20%		1.06%
Portfolio turnover rate(e)	40%	47%	143%		7%		50%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(e)

Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the year ended April 30, 2016, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

405

Invesco Russell 2000 Pure Growth ETF (PXSG)

	Year Ended April 30,
	2018	2017	2016		2015		2014
Per Share Operating Performance:
Net asset value at beginning of year	$28.50	$23.23	$25.22		$23.90		$19.74
Net investment income(a)	0.14	0.07	0.06		0.25		0.20
Net realized and unrealized gain (loss) on investments	4.75	5.27	(1.93)		1.39		4.17
Total from investment operations	4.89	5.34	(1.87)		1.64		4.37
Distributions to shareholders from:
Net investment income	(0.14)	(0.07)	(0.12)		(0.32)		(0.21)
Net asset value at end of year	$33.25	$28.50	$23.23		$25.22		$23.90
Market price at end of year(b)	$33.31	$28.49	$23.26		$25.21		$23.89
Net Asset Value Total Return(c)	17.18%	23.02%	(7.47)%		6.92%		22.31%
Market Price Total Return(c)	17.43%	22.82%	(7.31)%		6.92%		22.38%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$48,215	$34,195	$26,719		$32,791		$29,872
Ratio to average net assets of:
Expenses, after Waivers	0.39%	0.39%	0.39	%(d)	0.39	%(d)	0.39	%(d)
Expenses, prior to Waivers	0.59%	0.65%	0.67	%(d)	0.69	%(d)	0.70	%(d)
Net investment income, after Waivers	0.47%	0.29%	0.27%		1.02%		0.90%
Portfolio turnover rate(e)	43%	55%	144%		6%		39%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning at the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(e)

Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the year ended April 30, 2016, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

Invesco Russell 2000 Pure Value ETF (PXSV)

	Year Ended April 30,
	2018	2017	2016	2015	2014
Per Share Operating Performance:
Net asset value at beginning of year	$29.27	$23.87	$25.75	$24.67	$19.63
Net investment income(a)	0.63	0.52	0.63	0.42	0.30
Net realized and unrealized gain (loss) on investments	1.04	5.55	(1.91)	1.03	5.03
Total from investment operations	1.67	6.07	(1.28)	1.45	5.33
Distributions to shareholders from:
Net investment income	(0.57)	(0.67)	(0.60)	(0.37)	(0.29)
Net asset value at end of year	$30.37	$29.27	$23.87	$25.75	$24.67
Market price at end of year(b)	$30.40	$29.26	$23.88	$25.75	$24.68
Net Asset Value Total Return(c)	5.73%	25.64%	(4.93)%	5.91%	27.29%
Market Price Total Return(c)	5.87%	25.54%	(4.90)%	5.87%	27.47%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$72,883	$83,415	$59,668	$72,093	$65,376
Ratio to average net assets of:
Expenses, after Waivers	0.39%	0.39%	0.39%	0.39%	0.39%
Expenses, prior to Waivers	0.46%	0.46%	0.50%	0.55%	0.54%
Net investment income, after Waivers	2.12%	1.90%	2.67%	1.65%	1.31%
Portfolio turnover rate(d)	56%	50%	137%	5%	43%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)

Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the year ended April 30, 2016, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

406

Invesco Russell Midcap Equal Weight ETF (EQWM)

	Year Ended April 30,
	2018	2017	2016	2015	2014
Per Share Operating Performance:
Net asset value at beginning of year	$43.74	$38.93	$40.34	$36.31	$30.41
Net investment income(a)	0.60	0.54	0.56	0.50	0.40
Net realized and unrealized gain (loss) on investments	3.53	4.86	(1.41)	4.03	5.90
Total from investment operations	4.13	5.40	(0.85)	4.53	6.30
Distributions to shareholders from:
Net investment income	(0.58)	(0.59)	(0.56)	(0.50)	(0.40)
Net asset value at end of year	$47.29	$43.74	$38.93	$40.34	$36.31
Market price at end of year(b)	$47.30	$43.74	$38.89	$40.35	$36.25
Net Asset Value Total Return(c)	9.50%	14.00%	(2.02)%	12.52%	20.85%
Market Price Total Return(c)	9.52%	14.11%	(2.14)%	12.73%	20.73%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$23,645	$26,242	$23,357	$34,292	$30,867
Ratio to average net assets of:
Expenses, after Waivers	0.25%	0.25%	0.26%	0.39%	0.39%
Expenses, prior to Waivers	0.66%	0.68%	0.69%	0.66%	0.69%
Net investment income, after Waivers	1.31%	1.32%	1.50%	1.31%	1.19%
Portfolio turnover rate(d)	28%	36%	135%	5%	50%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)

Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the year ended April 30, 2016, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

Invesco Russell Midcap Pure Growth ETF (PXMG)

	Year Ended April 30,
	2018	2017	2016	2015	2014
Per Share Operating Performance:
Net asset value at beginning of year	$34.85	$29.14	$31.95	$30.02	$26.06
Net investment income(a)	0.02	0.09	0.07	0.47	0.33
Net realized and unrealized gain (loss) on investments	10.79	5.70	(2.72)	1.92	4.01
Total from investment operations	10.81	5.79	(2.65)	2.39	4.34
Distributions to shareholders from:
Net investment income	(0.05)	(0.08)	(0.16)	(0.46)	(0.38)
Net asset value at end of year	$45.61	$34.85	$29.14	$31.95	$30.02
Market price at end of year(b)	$45.71	$34.85	$29.12	$31.95	$29.99
Net Asset Value Total Return(c)	31.05%	19.89%	(8.34)%	7.98%	16.80%
Market Price Total Return(c)	31.34%	19.98%	(8.40)%	8.09%	16.77%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$132,259	$67,967	$67,015	$87,870	$91,555
Ratio to average net assets of:
Expenses, after Waivers	0.39%	0.39%	0.39%	0.39%	0.39%
Expenses, prior to Waivers	0.43%	0.46%	0.44%	0.46%	0.45%
Net investment income, after Waivers	0.05%	0.30%	0.25%	1.51%	1.19%
Portfolio turnover rate(d)	29%	49%	147%	3%	33%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)

Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the year ended April 30, 2016, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

407

Invesco Russell Midcap Pure Value ETF (PXMV)

	Year Ended April 30,
	2018	2017	2016		2015		2014
Per Share Operating Performance:
Net asset value at beginning of year	$31.00	$27.22	$27.55		$25.88		$20.98
Net investment income(a)	0.69	0.68	0.68		0.43		0.37
Net realized and unrealized gain (loss) on investments	(0.26)	3.80	(0.37)		1.63		4.87
Total from investment operations	0.43	4.48	0.31		2.06		5.24
Distributions to shareholders from:
Net investment income	(0.74)	(0.70)	(0.64)		(0.39)		(0.34)
Net asset value at end of year	$30.69	$31.00	$27.22		$27.55		$25.88
Market price at end of year(b)	$30.69	$31.00	$27.21		$27.53		$25.87
Net Asset Value Total Return(c)	1.39%	16.60%	1.35%		7.98%		25.19%
Market Price Total Return(c)	1.39%	16.64%	1.39%		7.94%		25.14%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$46,028	$68,203	$50,364		$52,338		$42,709
Ratio to average net assets of:
Expenses, after Waivers	0.39%	0.39%	0.39	%(d)	0.39	%(d)	0.39%
Expenses, prior to Waivers	0.51%	0.49%	0.54	%(d)	0.56	%(d)	0.62%
Net investment income, after Waivers	2.24%	2.28%	2.62%		1.58%		1.56%
Portfolio turnover rate(e)	52%	39%	131%		4%		33%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(e)

Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the year ended April 30, 2016, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

Invesco Russell Top 200 Equal Weight ETF (EQWL)

	Year Ended April 30,
	2018	2017	2016	2015	2014
Per Share Operating Performance:
Net asset value at beginning of year	$46.71	$39.77	$40.24	$37.06	$30.97
Net investment income(a)	0.88	0.74	0.78	0.75	0.63
Net realized and unrealized gain (loss) on investments	5.63	6.95	(0.48)	3.14	6.03
Total from investment operations	6.51	7.69	0.30	3.89	6.66
Distributions to shareholders from:
Net investment income	(0.84)	(0.75)	(0.77)	(0.71)	(0.57)
Net asset value at end of year	$52.38	$46.71	$39.77	$40.24	$37.06
Market price at end of year(b)	$52.42	$46.75	$39.73	$40.21	$37.08
Net Asset Value Total Return(c)	14.02%	19.58%	0.81%	10.52%	21.69%
Market Price Total Return(c)	14.01%	19.80%	0.78%	10.38%	21.72%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$60,232	$39,703	$33,805	$42,249	$40,770
Ratio to average net assets of:
Expenses, after Waivers	0.25%	0.25%	0.26%	0.39%	0.39%
Expenses, prior to Waivers	0.47%	0.54%	0.54%	0.57%	0.60%
Net investment income, after Waivers	1.74%	1.74%	1.99%	1.92%	1.85%
Portfolio turnover rate(d)	32%	27%	101%	3%	38%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)

Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the year ended April 30, 2016, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

408

Invesco Russell Top 200 Pure Growth ETF (PXLG)

	Year Ended April 30,
	2018	2017	2016	2015	2014
Per Share Operating Performance:
Net asset value at beginning of year	$38.49	$32.92	$33.84	$29.53	$25.10
Net investment income(a)	0.35	0.29	0.28	0.55	0.50
Net realized and unrealized gain (loss) on investments	9.38	5.61	(0.91)	4.29	4.57
Total from investment operations	9.73	5.90	(0.63)	4.84	5.07
Distributions to shareholders from:
Net investment income	(0.32)	(0.33)	(0.29)	(0.53)	(0.62)
Net realized gains	—	—	—	—	(0.02)
Total distributions	(0.32)	(0.33)	(0.29)	(0.53)	(0.64)
Net asset value at end of year	$47.90	$38.49	$32.92	$33.84	$29.53
Market price at end of year(b)	$47.94	$38.50	$32.92	$33.82	$29.52
Net Asset Value Total Return(c)	25.36%	18.06%	(1.89)%	16.49%	20.54%
Market Price Total Return(c)	25.44%	18.09%	(1.83)%	16.46%	20.59%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$208,355	$146,256	$151,415	$145,502	$106,322
Ratio to average net assets of:
Expenses, after Waivers	0.39%	0.39%	0.39%	0.39%	0.39%
Expenses, prior to Waivers	0.39%	0.39%	0.39%	0.43%	0.45%
Net investment income, after Waivers	0.80%	0.84%	0.85%	1.73%	1.84%
Portfolio turnover rate(d)	19%	30%	105%	2%	22%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)

Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the year ended April 30, 2016, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

Invesco Russell Top 200 Pure Value ETF (PXLV)

	Year Ended April 30,
	2018	2017	2016	2015	2014
Per Share Operating Performance:
Net asset value at beginning of year	$35.60	$29.58	$30.63	$29.40	$25.16
Net investment income(a)	0.93	0.73	0.80	0.72	0.63
Net realized and unrealized gain (loss) on investments	2.28	6.13	(1.09)	1.16	4.17
Total from investment operations	3.21	6.86	(0.29)	1.88	4.80
Distributions to shareholders from:
Net investment income	(0.80)	(0.84)	(0.76)	(0.65)	(0.54)
Net realized gains	—	—	—	—	(0.02)
Total distributions	(0.80)	(0.84)	(0.76)	(0.65)	(0.56)
Net asset value at end of year	$38.01	$35.60	$29.58	$30.63	$29.40
Market price at end of year(b)	$38.03	$35.63	$29.55	$30.62	$29.39
Net Asset Value Total Return(c)	9.07%	23.47%	(0.84)%	6.41%	19.27%
Market Price Total Return(c)	9.04%	23.69%	(0.92)%	6.41%	19.23%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$104,539	$74,770	$68,029	$41,348	$14,701
Ratio to average net assets of:
Expenses, after Waivers	0.39%	0.39%	0.39%	0.39%	0.39%
Expenses, prior to Waivers	0.44%	0.46%	0.55%	0.62%	1.05%
Net investment income, after Waivers	2.49%	2.23%	2.78%	2.37%	2.32%
Portfolio turnover rate(d)	25%	28%	77%	2%	23%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)

Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the year ended April 30, 2016, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

409

Invesco S&P 100® Equal Weight ETF (OEW)

	Six Months Ended April 30, 2018		Year Ended October 31, 2017	Period Ended October 31, 2016(a)
Per Share Data:
Net asset value, beginning of period	$31.34		$26.32	$25.45
Income from investment operations:
Net investment income(b)	0.29		0.56	0.16
Net gain on investments (realized and unrealized)	0.56		4.87	0.79
Total from investment operations	0.85		5.43	0.95
Less distributions from:
Net investment income	(0.25)		(0.41)	(0.08)
Total distributions to shareholders	(0.25)		(0.41)	(0.08)
Net asset value, end of period	$31.94		$31.34	$26.32
Market price, end of period(c)	$31.91
Net Asset Value Total Return(d)	2.68%		20.71%	3.73%
Market Price Total Return(d)	2.82%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$3,194		$4,701	$2,632
Ratio to average net assets of:
Net investment income	1.78	%(e)	1.94%	1.77	%(e)
Total expenses	0.40	%(e)	0.41%	0.40	%(e)
Portfolio turnover rate(f)	1%		2%	3%

(a)	The Fund commenced operations on June 30, 2016.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

Invesco S&P 500 BuyWrite ETF (PBP)

	Year Ended April 30,
	2018	2017	2016	2015	2014
Per Share Operating Performance:
Net asset value at beginning of year	$22.21	$20.33	$21.22	$21.32	$20.83
Net investment income(a)	0.28	0.29	0.30	0.28	0.28
Net realized and unrealized gain (loss) on investments	1.16	2.10	(0.11)	0.65	1.57
Total from investment operations	1.44	2.39	0.19	0.93	1.85
Distributions to shareholders from:
Net investment income	(1.09)	(0.33)	(0.34)	(0.86)	(1.35)
Net realized gains	(1.27)	(0.18)	(0.74)	(0.17)	(0.01)
Total distributions	(2.36)	(0.51)	(1.08)	(1.03)	(1.36)
Net asset value at end of year	$21.29	$22.21	$20.33	$21.22	$21.32
Market price at end of year(b)	$21.33	$22.23	$20.29	$21.22	$21.35
Net Asset Value Total Return(c)	6.59%	11.86%	0.90%	4.48%	9.34%
Market Price Total Return(c)	6.68%	12.18%	0.67%	4.32%	9.50%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$302,296	$327,596	$297,895	$404,270	$249,458
Ratio to average net assets of:
Expenses	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment income	1.25%	1.37%	1.47%	1.33%	1.37%
Portfolio turnover rate(d)	16%	24%	43%	50%	32%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

410

Invesco S&P 500® Equal Weight Consumer Discretionary ETF (RCD)

	Six Months Ended April 30, 2018		Year Ended October 31,
			2017	2016	2015	2014	2013
Per Share Data:
Net asset value, beginning of period	$91.21		$85.40	$90.26	$82.76	$76.06	$55.09
Income from investment operations:
Net investment income(a)	0.68		1.27	1.29	1.15	0.95	0.79
Net gain (loss) on investments (realized and unrealized)	7.98		5.84	(4.96)	7.39	6.67	21.02
Total from investment operations	8.66		7.11	(3.67)	8.54	7.62	21.81
Less distributions from:
Net investment income	(0.72)		(1.30)	(1.19)	(1.04)	(0.92)	(0.84)
Total distributions to shareholders	(0.72)		(1.30)	(1.19)	(1.04)	(0.92)	(0.84)
Net asset value, end of period	$99.15		$91.21	$85.40	$90.26	$82.76	$76.06
Market price, end of period(b)	$99.13
Net Asset Value Total Return(c)	9.49%		8.32%	(4.07)%	10.35%	10.07%	39.91%
Market Price Total Return(c)	9.48%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$84,279		$72,965	$68,323	$176,001	$86,897	$125,497
Ratio to average net assets of:
Net investment income	1.38	%(d)	1.39%	1.49%	1.29%	1.20%	1.19%
Total expenses	0.40	%(d)	0.40%	0.40%	0.40%	0.40%	0.50%
Portfolio turnover rate(e)	13%		29%	30%	23%	22%	20%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

Invesco S&P 500® Equal Weight Consumer Staples ETF (RHS)

	Six Months Ended April 30, 2018		Year Ended October 31,
			2017	2016	2015	2014	2013
Per Share Data:
Net asset value, beginning of period	$121.67		$121.52	$111.76	$100.75	$88.48	$68.24
Income from investment operations:
Net investment income(a)	1.32		2.30	2.19	2.08	2.04	1.73
Net gain on investments (realized and unrealized)	1.14		0.13	9.69	10.86	12.03	20.22
Total from investment operations	2.46		2.43	11.88	12.94	14.07	21.95
Less distributions from:
Net investment income	(1.26)		(2.28)	(2.12)	(1.93)	(1.80)	(1.71)
Total distributions to shareholders	(1.26)		(2.28)	(2.12)	(1.93)	(1.80)	(1.71)
Net asset value, end of period	$122.87		$121.67	$121.52	$111.76	$100.75	$88.48
Market price, end of period(b)	$122.84
Net Asset Value Total Return(c)	1.96%		1.99%	10.63%	12.95%	16.04%	32.59%
Market Price Total Return(c)	1.97%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$417,753		$444,092	$613,661	$530,872	$186,382	$84,054
Ratio to average net assets of:
Net investment income	2.06	%(d)	1.86%	1.81%	1.94%	2.18%	2.15%
Total expenses	0.40	%(d)	0.40%	0.40%	0.40%	0.40%	0.50%
Portfolio turnover rate(e)	9%		20%	17%	16%	20%	17%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

411

Invesco S&P 500® Equal Weight Energy ETF (RYE)

	Six Months Ended April 30, 2018		Year Ended October 31,
			2017	2016	2015	2014	2013
Per Share Data:
Net asset value, beginning of period	$54.29		$56.90	$54.39	$77.16	$79.86	$64.01
Income from investment operations:
Net investment income(a)	0.47		1.28	0.90	1.35	1.40	0.78
Net gain (loss) on investments (realized and unrealized)	5.98		(2.50)	2.53	(22.73)	(2.91)	15.87
Total from investment operations	6.45		(1.22)	3.43	(21.38)	(1.51)	16.65
Less distributions from:
Net investment income	(0.45)		(1.39)	(0.92)	(1.39)	(1.19)	(0.80)
Total distributions to shareholders	(0.45)		(1.39)	(0.92)	(1.39)	(1.19)	(0.80)
Net asset value, end of period	$60.29		$54.29	$56.90	$54.39	$77.16	$79.86
Market price, end of period(b)	$60.43
Net Asset Value Total Return(c)	11.97%		(2.20)%	6.50%	(27.93)%	(2.02)%	26.19%
Market Price Total Return(c)	12.31%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$253,202		$230,747	$199,164	$176,773	$100,307	$43,924
Ratio to average net assets of:
Net investment income	1.69	%(d)	2.22%	1.72%	2.16%	1.64%	1.09%
Total expenses	0.40	%(d)	0.40%	0.40%	0.40%	0.40%	0.50%
Portfolio turnover rate(e)	10%		34%	41%	34%	25%	17%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

Invesco S&P 500® Equal Weight ETF (RSP)

	Six Months Ended April 30, 2018		Year Ended October 31,
			2017	2016	2015	2014	2013
Per Share Data:
Net asset value, beginning of period	$96.58		$81.57	$78.71	$78.08	$67.94	$51.76
Income from investment operations:
Net investment income(a)	0.85		1.39	1.31	1.22	1.09	0.99
Net gain on investments (realized and unrealized)	3.33		14.85	2.78	0.71	10.13	16.13
Total from investment operations	4.18		16.24	4.09	1.93	11.22	17.12
Less distributions from:
Net investment income	(0.89)		(1.23)	(1.23)	(1.30)	(1.08)	(0.94)
Total distributions to shareholders	(0.89)		(1.23)	(1.23)	(1.30)	(1.08)	(0.94)
Net asset value, end of period	$99.87		$96.58	$81.57	$78.71	$78.08	$67.94
Market price, end of period(b)	$99.92
Net Asset Value Total Return(c)	4.30%		19.98%	5.24%	2.49%	16.60%	33.36%
Market Price Total Return(c)	4.36%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$14,616,057		$14,226,625	$9,959,671	$9,799,542	$8,976,197	$5,663,772
Ratio to average net assets of:
Net investment income	1.69	%(d)	1.52%	1.66%	1.53%	1.48%	1.64%
Total expenses	0.20	%(d)	0.36%	0.40%	0.40%	0.40%	0.40%
Net expenses(e)	0.20	%(d)	0.33%	—	—	—	—
Portfolio turnover rate(f)	9%		21%	22%	22%	18%	37%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Net expense information reflects the expense ratios after expense waivers.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

412

Invesco S&P 500® Equal Weight Financials ETF (RYF)

	Six Months Ended April 30, 2018		Year Ended October 31,
			2017	2016		2015	2014	2013
Per Share Data:
Net asset value, beginning of period	$41.93		$31.41	$43.72		$43.27	$37.64	$28.68
Income from investment operations:
Net investment income(a)	0.40		0.55	0.81		0.72	0.53	0.57
Net gain on investments (realized and unrealized)	1.91		10.45	1.03		0.58	5.76	9.08
Total from investment operations	2.31		11.00	1.84		1.30	6.29	9.65
Less distributions from:
Net investment income	(0.30)		(0.48)	(0.78)		(0.80)	(0.66)	(0.58)
Return of capital	—		—	(13.37	)(b)	(0.05)	—	(0.11)
Total distributions to shareholders	(0.30)		(0.48)	(14.15)		(0.85)	(0.66)	(0.69)
Net asset value, end of period	$43.94		$41.93	$31.41		$43.72	$43.27	$37.64
Market price, end of period(c)	$43.98
Net Asset Value Total Return(d)	5.50%		35.15%	4.33%		3.04%	16.84%	34.05%
Market Price Total Return(d)	5.47%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$441,558		$358,496	$114,649		$183,620	$136,316	$58,337
Ratio to average net assets of:
Net investment income	1.81	%(e)	1.44%	1.96%		1.64%	1.30%	1.65%
Total expenses	0.40	%(e)	0.40%	0.40%		0.40%	0.40%	0.50%
Portfolio turnover rate(f)	7%		15%	53%		13%	19%	14%

(a)	Based on average shares outstanding.
(b)	Special distribution.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

Invesco S&P 500® Equal Weight Health Care ETF (RYH)

	Six Months Ended April 30, 2018		Year Ended October 31,
			2017	2016	2015	2014	2013
Per Share Data:
Net asset value, beginning of period	$175.84		$143.79	$149.97	$137.44	$104.50	$76.84
Income from investment operations:
Net investment income(a)	0.44		0.78	0.78	0.75	0.66	0.55
Net gain (loss) on investments (realized and unrealized)	2.93		32.02	(6.22)	12.46	32.89	27.63
Total from investment operations	3.37		32.80	(5.44)	13.21	33.55	28.18
Less distributions from:
Net investment income	(0.43)		(0.75)	(0.74)	(0.68)	(0.61)	(0.52)
Total distributions to shareholders	(0.43)		(0.75)	(0.74)	(0.68)	(0.61)	(0.52)
Net asset value, end of period	$178.78		$175.84	$143.79	$149.97	$137.44	$104.50
Market price, end of period(b)	$178.95
Net Asset Value Total Return(c)	1.92%		22.85%	(3.65)%	9.61%	32.20%	36.81%
Market Price Total Return(c)	2.06%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$598,911		$650,617	$474,494	$569,893	$391,714	$130,627
Ratio to average net assets of:
Net investment income	0.49	%(d)	0.48%	0.52%	0.49%	0.55%	0.60%
Total expenses	0.40	%(d)	0.40%	0.40%	0.40%	0.40%	0.50%
Portfolio turnover rate(e)	12%		24%	28%	22%	23%	24%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

413

Invesco S&P 500® Equal Weight Industrials ETF (RGI)

	Six Months Ended April 30, 2018		Year Ended October 31,
			2017	2016	2015	2014	2013
Per Share Data:
Net asset value, beginning of period	$113.29		$90.92	$85.30	$88.18	$76.33	$56.94
Income from investment operations:
Net investment income(a)	0.62		1.24	1.40	1.13	1.22	0.95
Net gain (loss) on investments (realized and unrealized)	1.73		22.50	5.57	(2.69)	11.59	19.41
Total from investment operations	2.35		23.74	6.97	(1.56)	12.81	20.36
Less distributions from:
Net investment income	(0.63)		(1.37)	(1.35)	(1.29)	(0.96)	(0.97)
Return of capital	—		—	—	(0.03)	—	—
Total distributions to shareholders	(0.63)		(1.37)	(1.35)	(1.32)	(0.96)	(0.97)
Net asset value, end of period	$115.01		$113.29	$90.92	$85.30	$88.18	$76.33
Market price, end of period(b)	$115.03
Net Asset Value Total Return(c)	2.05%		26.21%	8.25%	(1.78)%	16.85%	36.10%
Market Price Total Return(c)	2.00%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$281,763		$226,584	$127,288	$93,831	$123,447	$57,251
Ratio to average net assets of:
Net investment income	1.05	%(d)	1.18%	1.60%	1.29%	1.47%	1.41%
Total expenses	0.40	%(d)	0.40%	0.40%	0.40%	0.40%	0.50%
Portfolio turnover rate(e)	7%		18%	23%	22%	15%	24%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

Invesco S&P 500® Equal Weight Materials ETF (RTM)

	Six Months Ended April 30, 2018		Year Ended October 31,
			2017	2016	2015	2014	2013
Per Share Data:
Net asset value, beginning of period	$107.79		$84.46	$79.97	$82.38	$75.49	$60.71
Income from investment operations:
Net investment income(a)	0.70		1.49	1.29	1.23	1.21	1.25
Net gain (loss) on investments (realized and unrealized)	(1.50)		23.28	4.49	(2.41)	6.85	14.73
Total from investment operations	(0.80)		24.77	5.78	(1.18)	8.06	15.98
Less distributions from:
Net investment income	(0.68)		(1.44)	(1.29)	(1.23)	(1.17)	(1.20)
Total distributions to shareholders	(0.68)		(1.44)	(1.29)	(1.23)	(1.17)	(1.20)
Net asset value, end of period	$106.31		$107.79	$84.46	$79.97	$82.38	$75.49
Market price, end of period(b)	$106.31
Net Asset Value Total Return(c)	(0.77)%		29.52%	7.29%	(1.44)%	10.68%	26.59%
Market Price Total Return(c)	(0.91)%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$180,726		$194,020	$84,463	$55,982	$74,138	$49,069
Ratio to average net assets of:
Net investment income	1.28	%(d)	1.54%	1.57%	1.46%	1.48%	1.84%
Total expenses	0.40	%(d)	0.40%	0.40%	0.40%	0.40%	0.50%
Portfolio turnover rate(e)	6%		22%	25%	27%	22%	18%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

414

Invesco S&P 500® Equal Weight Real Estate ETF (EWRE)

	Six Months Ended April 30, 2018		Year Ended October 31,		Period Ended October 31, 2015(a)
			2017	2016
Per Share Data:
Net asset value, beginning of period	$27.29		$25.81	$25.63	$25.31
Income from investment operations:
Net investment income(b)	0.44		0.54	0.70	0.13
Net gain (loss) on investments (realized and unrealized)	(1.20)		1.59	(0.08)	0.27
Total from investment operations	(0.76)		2.13	0.62	0.40
Less distributions from:
Net investment income	(0.35)		(0.65)	(0.44)	(0.08)
Net Realized gains	(0.22)		—	—	—
Total distributions to shareholders	(0.57)		(0.65)	(0.44)	(0.08)
Net asset value, end of period	$25.96		$27.29	$25.81	$25.63
Market price, end of period(c)	$25.96
Net Asset Value Total Return(d)	(2.93)%		8.33%	2.39%	1.61%
Market Price Total Return(d)	(2.35)%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$16,873		$24,561	$36,135	$2,563
Ratio to average net assets of:
Net investment income	3.28	%(e)	2.00%	2.70%	2.49	%(e)
Total expenses	0.41	%(e)	0.41%	0.37%	0.40	%(e)
Portfolio turnover rate(f)	2%		24%	10%	5%

(a)	The Fund commenced operations on August 13, 2015.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

Invesco S&P 500® Equal Weight Technology ETF (RYT)

	Six Months Ended April 30, 2018		Year Ended October 31,
			2017	2016	2015	2014	2013
Per Share Data:
Net asset value, beginning of period	$142.44		$104.67	$93.16	$87.17	$70.98	$51.53
Income from investment operations:
Net investment income(a)	0.56		1.16	1.47	1.09	0.78	0.68
Net gain on investments (realized and unrealized)	8.56		37.61	11.48	6.09	16.15	19.43
Total from investment operations	9.12		38.77	12.95	7.18	16.93	20.11
Less distributions from:
Net investment income	(0.62)		(1.00)	(1.44)	(1.12)	(0.74)	(0.66)
Return of capital	—		—	—	(0.07)	—	—
Total distributions to shareholders	(0.62)		(1.00)	(1.44)	(1.19)	(0.74)	(0.66)
Net asset value, end of period	$150.94		$142.44	$104.67	$93.16	$87.17	$70.98
Market price, end of period(b)	$151.10
Net Asset Value Total Return(c)	6.40%		37.19%	14.06%	8.30%	23.92%	39.23%
Market Price Total Return(c)	6.48%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$1,615,066		$1,509,833	$915,879	$740,629	$671,221	$273,275
Ratio to average net assets of:
Net investment income	0.76	%(d)	0.95%	1.55%	1.20%	0.97%	1.07%
Total expenses	0.40	%(d)	0.40%	0.40%	0.40%	0.40%	0.50%
Portfolio turnover rate(e)	10%		19%	24%	21%	22%	24%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

415

Invesco S&P 500® Equal Weight Utilities ETF (RYU)

	Six Months Ended April 30, 2018		Year Ended October 31,
			2017	2016	2015	2014	2013
Per Share Data:
Net asset value, beginning of period	$88.52		$81.10	$73.29	$76.69	$64.67	$60.52
Income from investment operations:
Net investment income(a)	1.38		2.54	2.49	2.48	2.59	2.36
Net gain (loss) on investments (realized and unrealized)	(3.92)		7.44	7.81	(2.97)	11.75	4.11
Total from investment operations	(2.54)		9.98	10.30	(0.49)	14.34	6.47
Less distributions from:
Net investment income	(1.47)		(2.56)	(2.49)	(2.91)	(2.32)	(2.32)
Total distributions to shareholders	(1.47)		(2.56)	(2.49)	(2.91)	(2.32)	(2.32)
Net asset value, end of period	$84.51		$88.52	$81.10	$73.29	$76.69	$64.67
Market price, end of period(b)	$84.45
Net Asset Value Total Return(c)	(2.88)%		12.51%	14.13%	(0.56)%	22.61%	10.95%
Market Price Total Return(c)	(2.92)%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$139,434		$168,180	$210,865	$128,258	$141,875	$51,738
Ratio to average net assets of:
Net investment income	3.29	%(d)	3.01%	3.09%	3.30%	3.72%	3.78%
Total expenses	0.40	%(d)	0.40%	0.40%	0.40%	0.40%	0.50%
Portfolio turnover rate(e)	7%		11%	22%	20%	31%	22%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

Invesco S&P 500® Pure Growth ETF (RPG)

	Six Months Ended April 30, 2018		Year Ended October 31,
			2017	2016	2015	2014	2013
Per Share Data:
Net asset value, beginning of period	$103.50		$82.11	$82.93	$78.96	$66.12	$47.80
Income from investment operations:
Net investment income(a)	0.25		0.47	0.59	0.52	0.55	0.44
Net gain (loss) on investments (realized and unrealized)	5.55		21.52	(0.95)	3.93	12.81	18.33
Total from investment operations	5.80		21.99	(0.36)	4.45	13.36	18.77
Less distributions from:
Net investment income	(0.20)		(0.60)	(0.46)	(0.48)	(0.52)	(0.42)
Return of capital	—		—	—	—	—	(0.03)
Total distributions to shareholders	(0.20)		(0.60)	(0.46)	(0.48)	(0.52)	(0.45)
Net asset value, end of period	$109.10		$103.50	$82.11	$82.93	$78.96	$66.12
Market price, end of period(b)	$109.20
Net Asset Value Total Return(c)	5.61%		26.87%	(0.42)%	5.65%	20.24%	39.45%
Market Price Total Return(c)	5.71%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$2,345,747		$2,214,956	$1,769,585	$2,338,586	$1,792,516	$760,397
Ratio to average net assets of:
Net investment income	0.47	%(d)	0.52%	0.74%	0.64%	0.74%	0.76%
Total expenses	0.35	%(d)	0.35%	0.35%	0.35%	0.35%	0.35%
Portfolio turnover rate(e)	52%		58%	67%	62%	46%	44%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

416

Invesco S&P 500® Pure Value ETF (RPV)

	Six Months Ended April 30, 2018		Year Ended October 31,
			2017	2016	2015	2014	2013
Per Share Data:
Net asset value, beginning of period	$62.43		$52.33	$51.45	$54.14	$46.51	$32.26
Income from investment operations:
Net investment income(a)	0.63		1.11	1.17	1.12	0.90	0.67
Net gain (loss) on investments (realized and unrealized)	3.84		10.05	0.81	(2.70)	7.50	14.18
Total from investment operations	4.47		11.16	1.98	(1.58)	8.40	14.85
Less distributions from:
Net investment income	(0.57)		(1.06)	(1.10)	(1.11)	(0.77)	(0.60)
Total distributions to shareholders	(0.57)		(1.06)	(1.10)	(1.11)	(0.77)	(0.60)
Net asset value, end of period	$66.33		$62.43	$52.33	$51.45	$54.14	$46.51
Market price, end of period(b)	$66.38
Net Asset Value Total Return(c)	7.17%		21.44%	3.94%	(2.94)%	18.13%	46.39%
Market Price Total Return(c)	7.25%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$882,392		$830,507	$719,663	$813,029	$1,275,062	$374,565
Ratio to average net assets of:
Net investment income	1.94	%(d)	1.89%	2.32%	2.09%	1.74%	1.65%
Total expenses	0.35	%(d)	0.35%	0.35%	0.35%	0.35%	0.35%
Portfolio turnover rate(e)	35%		46%	44%	54%	25%	24%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

Invesco S&P 500® Quality ETF (SPHQ)

	Year Ended April 30,
	2018	2017	2016	2015	2014
Per Share Operating Performance:
Net asset value at beginning of year	$27.62	$24.70	$23.25	$20.90	$17.87
Net investment income(a)	0.57	0.54	0.45	0.41	0.36
Net realized and unrealized gain on investments	1.89	2.84	1.46	2.33	3.03
Total from investment operations	2.46	3.38	1.91	2.74	3.39
Distributions to shareholders from:
Net investment income	(0.55)	(0.46)	(0.46)	(0.39)	(0.36)
Net asset value at end of year	$29.53	$27.62	$24.70	$23.25	$20.90
Market price at end of year(b)	$29.55	$27.63	$24.70	$23.24	$20.89
Net Asset Value Total Return(c)	8.94%	13.84%	8.39%	13.17%	19.15%
Market Price Total Return(c)	8.98%	13.88%	8.43%	13.18%	19.09%
Ratios/Supplemental Data:
Net assets at end of year(000’s omitted)	$1,327,157	$1,222,223	$899,078	$533,537	$365,686
Ratio to average net assets of:
Expenses, after Waivers	0.29%	0.29%	0.29%	0.29%	0.29%
Expenses, prior to Waivers	0.37%	0.38%	0.38%	0.38%	0.39%
Net investment income, after Waivers	1.95%	2.10%	1.92%	1.83%	1.87%
Portfolio turnover rate(d)	60%	49%	102%	18%	13%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)

Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the year ended April 30, 2016, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

417

Invesco S&P 500® Top 50 ETF (XLG)

	Six Months Ended April 30, 2018		Year Ended October 31,
			2017	2016	2015	2014	2013
Per Share Data:
Net asset value, beginning of period	$183.08		$150.05	$145.93	$140.87	$123.06	$104.06
Income from investment operations:
Net investment income(a)	1.71		3.35	3.12	3.00	2.74	2.56
Net gain on investments (realized and unrealized)	4.18		32.95	4.09	5.09	17.82	19.05
Total from investment operations	5.89		36.30	7.21	8.09	20.56	21.61
Less distributions from:
Net investment income	(1.75)		(3.27)	(3.09)	(3.03)	(2.75)	(2.61)
Total distributions to shareholders	(1.75)		(3.27)	(3.09)	(3.03)	(2.75)	(2.61)
Net asset value, end of period	$187.22		$183.08	$150.05	$145.93	$140.87	$123.06
Market price, end of period(b)	$187.43
Net Asset Value Total Return(c)	3.20%		24.40%	4.99%	5.87%	16.86%	21.07%
Market Price Total Return(c)	3.20%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$683,491		$686,711	$577,802	$496,264	$598,797	$523,123
Ratio to average net assets of:
Net investment income	1.81	%(d)	2.00%	2.13%	2.11%	2.08%	2.28%
Total expenses	0.20	%(d)	0.20%	0.20%	0.20%	0.20%	0.20%
Portfolio turnover rate(e)	1%		4%	7%	8%	6%	8%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

Invesco S&P MidCap 400® Equal Weight ETF (EWMC)

	Six Months Ended April 30, 2018		Year Ended October 31,
			2017	2016	2015	2014	2013
Per Share Data:
Net asset value, beginning of period	$62.00		$51.40	$49.09	$50.39	$45.24	$33.95
Income from investment operations:
Net investment income(a)	0.42		0.60	0.66	0.62	0.62	0.57
Net gain (loss) on investments (realized and unrealized)	1.30		10.59	2.30	(1.21)	5.48	11.28
Total from investment operations	1.72		11.19	2.96	(0.59)	6.10	11.85
Less distributions from:
Net investment income	(0.42)		(0.59)	(0.65)	(0.67)	(0.59)	(0.56)
Capital gains	—		—	—	—	(0.36)	—
Return of capital	—		—	—	(0.04)	—	—
Total distributions to shareholders	(0.42)		(0.59)	(0.65)	(0.71)	(0.95)	(0.56)
Net asset value, end of period	$63.30		$62.00	$51.40	$49.09	$50.39	$45.24
Market price, end of period(b)	$63.29
Net Asset Value Total Return(c)	2.76%		21.82%	6.08%	(1.19)%	13.61%	35.21%
Market Price Total Return(c)	2.74%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$104,438		$114,692	$89,944	$132,532	$146,125	$76,904
Ratio to average net assets of:
Net investment income	1.33	%(d)	1.02%	1.35%	1.22%	1.27%	1.44%
Total expenses	0.40	%(d)	0.41%	0.41%	0.41%	0.41%	0.41%
Portfolio turnover rate(e)	9%		26%	101%	31%	29%	29%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

418

Invesco S&P MidCap 400® Pure Growth ETF (RFG)

	Six Months Ended April 30, 2018		Year Ended October 31,
			2017	2016	2015	2014	2013
Per Share Data:
Net asset value, beginning of period	$150.04		$119.22	$128.31	$123.30	$115.31	$88.25
Income from investment operations:
Net investment income(a)	0.22		0.90	0.59	0.70	0.75	1.02
Net gain (loss) on investments (realized and unrealized)	4.77		30.73	(9.10)	5.10	7.93	27.10
Total from investment operations	4.99		31.63	(8.51)	5.80	8.68	28.12
Less distributions from:
Net investment income	(0.38)		(0.81)	(0.58)	(0.71)	(0.69)	(1.06)
Return of capital	—		—	—	(0.08)	—	—
Total distributions to shareholders	(0.38)		(0.81)	(0.58)	(0.79)	(0.69)	(1.06)
Net asset value, end of period	$154.65		$150.04	$119.22	$128.31	$123.30	$115.31
Market price, end of period(b)	$154.80
Net Asset Value Total Return(c)	3.32%		26.59%	(6.65)%	4.71%	7.53%	32.07%
Market Price Total Return(c)	3.45%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$595,412		$585,170	$518,620	$769,872	$745,942	$737,971
Ratio to average net assets of:
Net investment income	0.29	%(d)	0.66%	0.48%	0.54%	0.62%	1.01%
Total expenses	0.35	%(d)	0.35%	0.35%	0.35%	0.35%	0.35%
Portfolio turnover rate(e)	70%		81%	78%	102%	75%	72%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

Invesco S&P MidCap 400® Pure Value ETF (RFV)

	Six Months Ended April 30, 2018		Year Ended October 31,
			2017	2016	2015	2014	2013
Per Share Data:
Net asset value, beginning of period	$65.44		$53.46	$50.79	$52.71	$48.42	$35.00
Income from investment operations:
Net investment income(a)	0.49		0.75	0.69	0.86	0.71	0.52
Net gain (loss) on investments (realized and unrealized)	0.21		12.01	2.65	(1.96)	4.18	13.46
Total from investment operations	0.70		12.76	3.34	(1.10)	4.89	13.98
Less distributions from:
Net investment income	(0.43)		(0.78)	(0.67)	(0.82)	(0.60)	(0.56)
Total distributions to shareholders	(0.43)		(0.78)	(0.67)	(0.82)	(0.60)	(0.56)
Net asset value, end of period	$65.71		$65.44	$53.46	$50.79	$52.71	$48.42
Market price, end of period(b)	$65.78
Net Asset Value Total Return(c)	1.05%		23.93%	6.65%	(2.12)%	10.14%	40.27%
Market Price Total Return(c)	1.19%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$101,890		$108,015	$165,753	$104,142	$118,631	$77,503
Ratio to average net assets of:
Net investment income	1.47	%(d)	1.21%	1.36%	1.62%	1.38%	1.22%
Total expenses	0.35	%(d)	0.35%	0.35%	0.35%	0.35%	0.35%
Portfolio turnover rate(e)	44%		76%	47%	59%	40%	28%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

419

Invesco S&P SmallCap 600® Equal Weight ETF (EWSC)

	Six Months Ended April 30, 2018		Year Ended October 31,
			2017	2016	2015	2014	2013
Per Share Data:
Net asset value, beginning of period	$52.78		$42.47	$41.84	$44.87	$42.89	$31.82
Income from investment operations:
Net investment income(a)	0.29		0.47	0.32	0.49	0.43	0.54
Net gain (loss) on investments (realized and unrealized)	2.15		10.27	0.67	(2.97)	1.97	11.12
Total from investment operations	2.44		10.74	0.99	(2.48)	2.40	11.66
Less distributions from:
Net investment income	(0.30)		(0.43)	(0.36)	(0.52)	(0.42)	(0.59)
Return of capital	—		—	—	(0.03)	—	—
Total distributions to shareholders	(0.30)		(0.43)	(0.36)	(0.55)	(0.42)	(0.59)
Net asset value, end of period	$54.92		$52.78	$42.47	$41.84	$44.87	$42.89
Market price, end of period(b)	$55.02
Net Asset Value Total Return(c)	4.62%		25.32%	2.39%	(5.59)%	5.58%	37.07%
Market Price Total Return(c)	4.55%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$30,208		$31,666	$33,978	$43,930	$40,380	$25,736
Ratio to average net assets of:
Net investment income	1.10	%(d)	0.96%	0.80%	1.11%	0.96%	1.46%
Total expenses	0.40	%(d)	0.41%	0.41%	0.41%	0.42%	0.41%
Portfolio turnover rate(e)	10%		24%	96%	47%	43%	42%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

Invesco S&P SmallCap 600® Pure Growth ETF (RZG)

	Six Months Ended April 30, 2018		Year Ended October 31,
			2017	2016	2015		2014	2013
Per Share Data:
Net asset value, beginning of period	$111.12		$82.65	$85.26	$80.56		$74.23	$54.34
Income from investment operations:
Net investment income(a)	0.36		0.46	0.79	0.47		0.31	0.59
Net gain (loss) on investments (realized and unrealized)	3.33		28.43	(2.69)	4.70		6.33	19.87
Total from investment operations	3.69		28.89	(1.90)	5.17		6.64	20.46
Less distributions from:
Net investment income	(0.38)		(0.42)	(0.71)	(0.47)		(0.31)	(0.54)
Return of capital	—		—	—	(—	)(b)	—	(0.03)
Total distributions to shareholders	(0.38)		(0.42)	(0.71)	(0.47)		(0.31)	(0.57)
Net asset value, end of period	$114.43		$111.12	$82.65	$85.26		$80.56	$74.23
Market price, end of period(c)	$114.61
Net Asset Value Total Return(d)	3.32%		35.01%	(2.20)%	6.42%		8.96%	37.94%
Market Price Total Return(d)	3.36%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$263,179		$238,904	$152,910	$225,933		$104,723	$107,630
Ratio to average net assets of:
Net investment income	0.64	%(e)	0.45%	0.97%	0.55%		0.39%	0.94%
Total expenses	0.35	%(e)	0.35%	0.35%	0.35%		0.35%	0.35%
Portfolio turnover rate(f)	56%		70%	92%	62%		78%	73%

(a)	Based on average shares outstanding.
(b)	Less than $0.01 per share.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

420

Invesco S&P SmallCap 600® Pure Value ETF (RZV)

	Six Months Ended April 30, 2018		Year Ended October 31,
			2017	2016	2015	2014	2013
Per Share Data:
Net asset value, beginning of period	$70.68		$60.52	$57.76	$62.54	$57.37	$40.04
Income from investment operations:
Net investment income(a)	0.46		0.62	0.47	0.71	0.44	0.56
Net gain (loss) on investments (realized and unrealized)	0.86		10.18	2.69	(4.79)	5.14	17.40
Total from investment operations	1.32		10.80	3.16	(4.08)	5.58	17.96
Less distributions from:
Net investment income	(0.43)		(0.64)	(0.40)	(0.70)	(0.41)	(0.63)
Total distributions to shareholders	(0.43)		(0.64)	(0.40)	(0.70)	(0.41)	(0.63)
Net asset value, end of period	$71.57		$70.68	$60.52	$57.76	$62.54	$57.37
Market price, end of period(b)	$71.64
Net Asset Value Total Return(c)	1.87%		17.88%	5.50%	(6.60)%	9.73%	45.20%
Market Price Total Return(c)	1.76%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$164,625		$236,795	$193,665	$150,190	$171,990	$123,350
Ratio to average net assets of:
Net investment income	1.28	%(d)	0.91%	0.83%	1.15%	0.73%	1.14%
Total expenses	0.35	%(d)	0.35%	0.35%	0.35%	0.35%	0.35%
Portfolio turnover rate(e)	48%		68%	51%	52%	51%	43%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

Invesco S&P Spin-Off ETF (CSD)

	Eight Months Ended April 30, 2018		Year Ended August 31,
			2017	2016	2015	2014	2013
Per Share Data:
Net asset value, beginning of period	$49.42		$42.42	$40.90	$46.47	$37.96	$26.54
Income from investment operations:
Net investment income(a)	0.04		0.39	0.61	0.72	0.45	0.14
Net gain (loss) on investments (realized and unrealized)	3.46		7.31	1.91	(5.55)	8.15	11.36
Total from investment operations	3.50		7.70	2.52	(4.83)	8.60	11.50
Less distributions from:
Net investment income	(0.20)		(0.70)	(1.00)	(0.74)	(0.09)	(0.08)
Return of capital	(0.11)		—	—	—	—	—
Total distributions to shareholders	(0.31)		(0.70)	(1.00)	(0.74)	(0.09)	(0.08)
Net asset value, end of period	$52.61		$49.42	$42.42	$40.90	$46.47	$37.96
Market price, end of period	$52.55	(b)	$49.34	$42.42	$40.85	$46.46	$38.01
Net Asset Value Total Return(c)	7.10%		18.39%	6.42%	(10.54)%	22.65%	43.41%
Market Price Total Return(c)	7.15%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$202,534		$195,208	$216,319	$413,092	$615,693	$275,245
Ratio to average net assets of:
Net investment income	0.12	%(d)	0.86%	1.54%	1.57%	1.00%	0.41%
Total expenses	0.65	%(d)	0.64%	0.71%	0.71%	0.72%	0.78%
Net expenses(e)	0.64	%(d)	0.64%	0.65%	0.65%	0.66%	0.65%
Portfolio turnover rate(f)	24%		44%	116%	56%	81%	32%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Net expense information reflects the expense ratio after expense waivers.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

421

Invesco Water Resources ETF (PHO)

	Year Ended April 30,
	2018	2017	2016	2015	2014
Per Share Operating Performance:
Net asset value at beginning of year	$26.71	$22.99	$25.19	$25.92	$22.06
Net investment income(a)	0.09	0.16	0.13	0.14	0.16
Net realized and unrealized gain (loss) on investments	3.39	3.68	(2.17)	(0.72)	3.83
Total from investment operations	3.48	3.84	(2.04)	(0.58)	3.99
Distributions to shareholders from:
Net investment income	(0.10)	(0.12)	(0.16)	(0.15)	(0.13)
Net asset value at end of year	$30.09	$26.71	$22.99	$25.19	$25.92
Market price at end of year(b)	$30.09	$26.70	$22.98	$25.17	$25.91
Net Asset Value Total Return(c)	13.07%	16.73%	(8.09)%	(2.25)%	18.16%
Market Price Total Return(c)	13.11%	16.74%	(8.06)%	(2.29)%	18.17%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$821,548	$797,147	$680,463	$855,159	$990,247
Ratio to average net assets of:
Expenses, after Waivers	0.62%	0.62%	0.61%	0.61%	0.61%
Expenses, prior to Waivers	0.62%	0.62%	0.61%	0.61%	0.61%
Net investment income, after Waivers	0.31%	0.64%	0.58%	0.56%	0.66%
Portfolio turnover rate(d)	23%	44%	89%	25%	34%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

Invesco WilderHill Clean Energy ETF (PBW)

	Year Ended April 30,
	2018	2017(a)	2016(a)	2015(a)	2014(a)
Per Share Operating Performance:
Net asset value at beginning of year	$20.85	$20.55	$28.80	$32.95	$23.95
Net investment income(b)	0.31	0.30	0.55	0.70	0.50
Net realized and unrealized gain (loss) on investments	3.78	0.40	(8.30)	(4.10)	9.25
Total from investment operations	4.09	0.70	(7.75)	(3.40)	9.75
Distributions to shareholders from:
Net investment income	(0.30)	(0.40)	(0.50)	(0.75)	(0.75)
Net asset value at end of year	$24.64	$20.85	$20.55	$28.80	$32.95
Market price at end of year(c)	$24.66	$20.85	$20.55	$28.80	$32.95
Net Asset Value Total Return(d)	19.78%	3.60%	(27.19)%	(10.36)%	41.23%
Market Price Total Return(d)	19.87%	3.60%	(27.19)%	(10.36)%	41.23%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$116,263	$103,177	$101,255	$143,790	$218,101
Ratio to average net assets of:
Expenses, after Waivers	0.70%	0.70%	0.70%	0.70%	0.70%
Expenses, prior to Waivers	0.77%	0.76%	0.76%	0.72%	0.70%
Net investment income, after Waivers	1.30%	1.59%	2.37%	2.39%	1.55%
Portfolio turnover rate(e)	43%	59%	60%	48%	57%

(a)	Per share amounts have been adjusted to reflect a one-for-five reverse stock split effective after the close of business on October 20, 2017.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

422

Invesco WilderHill Progressive Energy ETF (PUW)

	Year Ended April 30,
	2018	2017	2016	2015	2014
Per Share Operating Performance:
Net asset value at beginning of year	$25.97	$22.37	$28.47	$32.73	$27.56
Net investment income(a)	0.12	0.15	0.30	0.50	0.24
Net realized and unrealized gain (loss) on investments	(1.33)	3.60	(6.07)	(4.27)	5.27
Total from investment operations	(1.21)	3.75	(5.77)	(3.77)	5.51
Distributions to shareholders from:
Net investment income	(0.15)	(0.15)	(0.33)	(0.49)	(0.34)
Net asset value at end of year	$24.61	$25.97	$22.37	$28.47	$32.73
Market price at end of year(b)	$24.65	$25.96	$22.36	$28.47	$32.71
Net Asset Value Total Return(c)	(4.67)%	16.84%	(20.29)%	(11.59)%	20.24%
Market Price Total Return(c)	(4.48)%	16.85%	(20.32)%	(11.54)%	20.21%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$17,230	$24,673	$23,487	$34,170	$45,819
Ratio to average net assets of:
Expenses, after Waivers	0.70%	0.70%	0.70%	0.70%	0.70%
Expenses, prior to Waivers	1.05%	0.99%	0.99%	0.86%	0.84%
Net investment income, after Waivers	0.44%	0.64%	1.34%	1.69%	0.78%
Portfolio turnover rate(d)	24%	39%	40%	41%	37%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

Invesco Wilshire Micro-Cap ETF (WMCR)

	Eight Months Ended April 30, 2018		Year Ended August 31,
			2017	2016	2015	2014	2013
Per Share Data:
Net asset value, beginning of period	$31.13		$26.92	$26.59	$27.40	$23.38	$18.14
Income from investment operations:
Net investment income(a)	0.47		0.59	0.56	0.46	0.46	0.36
Net gain (loss) on investments (realized and unrealized)	3.36		4.12	0.20	(0.30)	3.89	5.09
Total from investment operations	3.83		4.71	0.76	0.16	4.35	5.45
Less distributions from:
Net investment income	(0.68)		(0.50)	(0.43)	(0.97)	(0.33)	(0.21)
Total distributions to shareholders	(0.68)		(0.50)	(0.43)	(0.97)	(0.33)	(0.21)
Net asset value, end of period	$34.28		$31.13	$26.92	$26.59	$27.40	$23.38
Market price, end of period	$34.49	(b)	$31.09	$26.96	$26.60	$27.31	$23.42
Net Asset Value Total Return(c)	12.33%		17.57%	2.95%	0.57%	18.57%	30.32%
Market Price Total Return(c)	12.99%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$27,453		$28,041	$24,248	$21,292	$41,117	$37,427
Ratio to average net assets of:
Net investment income	2.08	%(d)(e)	2.00%	2.24%	1.67%	1.72%	1.71%
Total expenses	0.50	%(d)(e)	0.50%	0.50%	0.50%	0.51%	0.50%
Net expenses	0.50	%(d)(e)	0.50%	0.50%	0.50%	0.51%	0.50%
Portfolio turnover rate(f)	25%		48%	57%	30%	29%	27%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

423

Invesco Zacks Micro Cap ETF (PZI)

	Year Ended April 30,
	2018		2017		2016	2015	2014
Per Share Operating Performance:
Net asset value at beginning of year	$18.45		$15.57		$16.07	$16.26	$13.57
Net investment income (loss)(a)	(0.13	)(b)	0.67	(c)	0.21	0.21	0.20
Net realized and unrealized gain (loss) on investments	1.18		3.00		(0.52)	(0.09)	2.65
Total from investment operations	1.05		3.67		(0.31)	0.12	2.85
Distributions to shareholders from:
Net investment income	(0.07)		(0.79)		(0.19)	(0.31)	(0.16)
Return of capital	(0.18)		—		—	—	—
Total distributions	(0.25)		(0.79)		(0.19)	(0.31)	(0.16)
Net asset value at end of year	$19.25		$18.45		$15.57	$16.07	$16.26
Market price at end of year(d)	$19.22		$18.44		$15.57	$16.05	$16.25
Net Asset Value Total Return(e)	5.71%		23.87%		(1.94)%	0.71%	21.06%
Market Price Total Return(e)	5.61%		23.81%		(1.82)%	0.64%	21.25%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$19,245		$23,987		$21,024	$28,920	$61,782
Ratio to average net assets of:
Expenses, after Waivers(f)	0.70%		0.70%		0.70%	0.70%	0.70%
Expenses, prior to Waivers(f)	1.12%		1.04%		1.00%	0.90%	0.79%
Net investment income (loss), after Waivers	(0.69	)%(b)	3.89	%(c)	1.37%	1.28%	1.29%
Portfolio turnover rate(g)	127%		141%		134%	115%	123%

(a)	Based on average shares outstanding.
(b)

Net investment income per share and the ratio of net investment income to average net assets include a return of capital adjustment recorded during the period. Had this adjustment not been recorded, net investment income per share and the ratio of net investment income to average net assets would have been $0.29 and 1.55%, respectively.

(c)

Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $0.25 and 1.45%, respectively.

(d)	The mean between the last bid and ask prices.
(e)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

424

Invesco Zacks Mid-Cap ETF (CZA)

	Eight Months Ended April 30, 2018		Year Ended August 31,
			2017	2016	2015	2014	2013
Per Share Data:
Net asset value, beginning of period	$61.60		$53.00	$49.05	$49.97	$40.44	$32.67
Income from investment operations:
Net investment income(a)	0.53		0.81	0.87	0.50	0.41	0.72
Net gain (loss) on investments (realized and unrealized)	3.29		8.81	3.73	(1.05)	9.58	7.47
Total from investment operations	3.82		9.62	4.60	(0.55)	9.99	8.19
Less distributions from:
Net investment income	(0.72)		(1.02)	(0.65)	(0.37)	(0.46)	(0.42)
Total distributions to shareholders	(0.72)		(1.02)	(0.65)	(0.37)	(0.46)	(0.42)
Net asset value, end of period	$64.70		$61.60	$53.00	$49.05	$49.97	$40.44
Market price, end of period	$64.75	(b)	$61.67	$52.94	$49.09	$50.04	$40.48
Net Asset Value Total Return(c)	6.19%		18.40%	9.53%	(1.11)%	24.81%	25.30%
Market Price Total Return(c)	6.14%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$255,584		$203,284	$143,100	$149,597	$132,428	$88,977
Ratio to average net assets of:
Net investment income	1.23	%(d)	1.43%	1.78%	1.01%	0.89%	1.93%
Total expenses	0.74	%(d)	0.74%	0.74%	0.73%	0.73%	0.83%
Net expenses(e)	0.65	%(d)	0.65%	0.65%	0.65%	0.66%	0.65%
Portfolio turnover rate(f)	136%		181%	172%	164%	175%	53%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Net expense information reflects the expense ratio after expense waivers.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

425

Invesco Zacks Multi-Asset Income ETF (CVY)

	Eight Months Ended April 30, 2018		Year Ended August 31,
			2017	2016	2015	2014	2013
Per Share Data:
Net asset value, beginning of period	$21.11		$19.75	$19.92	$26.06	$23.34	$22.21
Income from investment operations:
Net investment income(a)	0.49		0.80	0.87	1.30	1.38	1.32
Net gain (loss) on investments (realized and unrealized)	0.94		1.46	(0.06)	(6.10)	2.57	1.11
Total from investment operations	1.43		2.26	0.81	(4.80)	3.95	2.43
Less distributions from:
Net investment income	(0.59)		(0.60)	(0.98)	(1.31)	(1.23)	(1.30)
Return of capital	(0.08)		(0.30)	—	(0.03)	—	—
Total distributions to shareholders	(0.67)		(0.90)	(0.98)	(1.34)	(1.23)	(1.30)
Net asset value, end of period	$21.87		$21.11	$19.75	$19.92	$26.06	$23.34
Market price, end of period	$21.87	(b)	$21.08	$19.74	$19.89	$26.05	$23.33
Net Asset Value Total Return(c)	6.83%		11.73%	4.49%	(18.90)%	17.29%	11.20%
Market Price Total Return(c)	6.98%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$286,460		$346,144	$427,658	$647,321	$1,485,282	$1,125,195
Ratio to average net assets of:
Net investment income	3.38	%(d)(e)	3.93%	4.62%	5.68%	5.54%	5.67%
Total expenses	0.74	%(d)(e)	0.72%	0.73%	0.71%	0.71%	0.72%
Net expenses(f)	0.65	%(d)(e)	0.65%	0.65%	0.65%	0.66%	0.65%
Portfolio turnover rate(g)	142%		203%	228%	213%	180%	108%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(f)	Net expense information reflects the expense ratio after expense waivers.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

426

Index and Intellidex Providers

No entity that creates, compiles, sponsors or maintains the Underlying Indexes or Underlying Intellidexes is or will be an affiliated person, as defined in Section 2(a)(3) of the 1940 Act, or an affiliated person of an affiliated person, of the Trust, the Adviser, the Distributor or a promoter of a Fund.

Neither the Adviser nor any affiliate of the Adviser has any rights to influence the selection of the securities in the Underlying Indexes or Underlying Intellidexes.

Each Index Provider is responsible for the maintenance and calculation of its respective Underlying Index or Underlying Intellidex. The Index Providers are not affiliated with the Trust, the Adviser or the Distributor. The Adviser has entered into a license agreement with each Index Provider. Each Fund is entitled to use its respective Underlying Index or Underlying Intellidex, as applicable, pursuant to a sublicensing agreement with the Adviser.

Set forth below is a list of each Fund and its Underlying Index or Underlying Intellidex:

Invesco Aerospace & Defense ETF	SPADE® Defense Index
Invesco BuyBack AchieversTM ETF	NASDAQ US BuyBack AchieversTM Index
Invesco CleantechTM ETF	The Cleantech IndexTM
Invesco Dividend AchieversTM ETF	NASDAQ US Broad Dividend AchieversTM Index
Invesco Dow Jones Industrial Average Dividend ETF	Dow Jones Industrial Average Yield Weighted
Invesco DWA Basic Materials Momentum ETF	Dorsey Wright® Basic Materials Technical Leaders Index
Invesco DWA Consumer Cyclicals Momentum ETF	Dorsey Wright® Consumer Cyclicals Technical Leaders Index
Invesco DWA Consumer Staples Momentum ETF	Dorsey Wright® Consumer Staples Technical Leaders Index
Invesco DWA Energy Momentum ETF	Dorsey Wright® Energy Technical Leaders Index
Invesco DWA Financial Momentum ETF	Dorsey Wright® Financials Technical Leaders Index
Invesco DWA Healthcare Momentum ETF	Dorsey Wright® Healthcare Technical Leaders Index
Invesco DWA Industrials Momentum ETF	Dorsey Wright® Industrials Technical Leaders Index
Invesco DWA Momentum ETF	Dorsey Wright® Technical Leaders Index
Invesco DWA NASDAQ Momentum ETF	Dorsey Wright® NASDAQ Technical Leaders Index
Invesco DWA Technology Momentum ETF	Dorsey Wright® Technology Technical Leaders Index
Invesco DWA Utilities Momentum ETF	Dorsey Wright® Utilities Technical Leaders Index
Invesco Dynamic Biotechnology & Genome ETF	Dynamic Biotech & Genome IntellidexSM Index
Invesco Dynamic Building & Construction ETF	Dynamic Building & Construction IntellidexSM Index
Invesco Dynamic Energy Exploration & Production ETF	Dynamic Energy Exploration & Production IntellidexSM Index

Invesco Dynamic Food & Beverage ETF	Dynamic Food & Beverage IntellidexSM Index
Invesco Dynamic Large Cap Growth ETF	Dynamic Large Cap Growth IntellidexSM Index
Invesco Dynamic Large Cap Value ETF	Dynamic Large Cap Value IntellidexSM Index
Invesco Dynamic Leisure and Entertainment ETF	Dynamic Leisure & Entertainment IntellidexSM Index
Invesco Dynamic Market ETF	Dynamic Market IntellidexSM Index
Invesco Dynamic Media ETF	Dynamic Media IntellidexSM Index
Invesco Dynamic Networking ETF	Dynamic Networking IntellidexSM Index
Invesco Dynamic Oil & Gas Services ETF	Dynamic Oil Services IntellidexSM Index
Invesco Dynamic Pharmaceuticals ETF	Dynamic Pharmaceutical IntellidexSM Index
Invesco Dynamic Retail ETF	Dynamic Retail IntellidexSM Index
Invesco Dynamic Semiconductors ETF	Dynamic Semiconductor IntellidexSM Index
Invesco Dynamic Software ETF	Dynamic Software IntellidexSM Index
Invesco Financial Preferred ETF	Wells Fargo® Hybrid and Preferred Securities Financial Index
Invesco FTSE RAFI US 1000 ETF	FTSE RAFITM US 1000 Index
Invesco FTSE RAFI US 1500 Small-Mid ETF	FTSE RAFITM US Mid Small 1500 Index
Invesco Global Listed Private Equity ETF	Red Rocks Global Listed Private Equity Index
Invesco Golden Dragon China ETF	NASDAQ Golden Dragon China Index
Invesco High Yield Equity Dividend AchieversTM ETF	NASDAQ US Dividend AchieversTM 50 Index
Invesco Insider Sentiment ETF	Nasdaq US Insider Sentiment Index
Invesco International Dividend AchieversTM ETF	NASDAQ International Dividend AchieversTM Index
Invesco NASDAQ Internet ETF	NASDAQ Internet IndexSM
Invesco Russell 2000 Equal Weight ETF	Russell 2000® Equal Weight Index
Invesco Russell 2000 Pure Growth ETF	Russell 2000® Pure Growth Index
Invesco Russell 2000 Pure Value ETF	Russell 2000® Pure Value Index
Invesco Russell Midcap Equal Weight ETF	Russell Midcap® Equal Weight Index
Invesco Russell Midcap Pure Growth ETF	Russell Midcap® Pure Growth Index
Invesco Russell Midcap Pure Value ETF	Russell Midcap® Pure Value Index
Invesco Russell Top 200 Equal Weight ETF	Russell Top 200® Equal Weight Index
Invesco Russell Top 200 Pure Growth ETF	Russell Top 200® Pure Growth Index
Invesco Russell Top 200 Pure Value ETF	Russell Top 200® Pure Value Index
Invesco S&P 100® Equal Weight ETF	S&P 100® Equal Weight Index
Invesco S&P 500 BuyWrite ETF	CBOE S&P 500 BuyWrite IndexSM
Invesco S&P 500® Equal Weight Consumer Discretionary ETF	S&P 500® Equal Weight Consumer Discretionary Index
Invesco S&P 500® Equal Weight Consumer Staples ETF	S&P 500® Equal Weight Consumer Staples Index
Invesco S&P 500® Equal Weight Energy ETF	S&P 500® Equal Weight Energy Index
Invesco S&P 500® Equal Weight ETF	S&P 500® Equal Weight Index

427

Invesco S&P 500® Equal Weight Financials ETF	S&P 500® Equal Weight Financials Index
Invesco S&P 500® Equal Weight Health Care ETF	S&P 500® Equal Weight Health Care Index
Invesco S&P 500® Equal Weight Industrials ETF	S&P 500® Equal Weight Industrials Index
Invesco S&P 500® Equal Weight Materials ETF	S&P 500® Equal Weight Materials Index
Invesco S&P 500® Equal Weight Real Estate ETF	S&P 500® Equal Weight Real Estate Index
Invesco S&P 500® Equal Weight Technology ETF	S&P 500® Equal Weight Information Technology Index
Invesco S&P 500® Equal Weight Utilities ETF	S&P 500® Equal Weight Telecommunication Services & Utilities Index*
Invesco S&P 500® Pure Growth ETF	S&P 500® Pure Growth Index
Invesco S&P 500® Pure Value ETF	S&P 500® Pure Value Index
Invesco S&P 500® Quality ETF	S&P 500® Quality Index
Invesco S&P 500® Top 50 ETF	S&P 500® Top 50 Index
Invesco S&P MidCap 400® Equal Weight ETF	S&P MidCap 400® Equal Weight Index
Invesco S&P MidCap 400® Pure Growth ETF	S&P MidCap 400® Pure Growth Index
Invesco S&P MidCap 400® Pure Value ETF	S&P MidCap 400® Pure Value Index
Invesco S&P SmallCap 600® Equal Weight ETF	S&P SmallCap 600® Equal Weight Index
Invesco S&P SmallCap 600® Pure Growth ETF	S&P SmallCap 600® Pure Growth Index
Invesco S&P SmallCap 600® Pure Value ETF	S&P SmallCap 600® Pure Value Index
Invesco S&P Spin-Off ETF	S&P U.S. Spin-Off Index
Invesco Water Resources ETF	NASDAQ OMX US Water IndexSM
Invesco WilderHill Clean Energy ETF	WilderHill Clean Energy Index
Invesco WilderHill Progressive Energy ETF	WilderHill Progressive Energy Index
Invesco Wilshire Micro-Cap ETF	Wilshire US Micro-Cap IndexSM
Invesco Zacks Micro Cap ETF	Zacks Micro Cap IndexTM
Invesco Zacks Mid-Cap ETF	Zacks Mid-Cap Core Index
Invesco Zacks Multi-Asset Income ETF	Zacks Multi-Asset Income Index

*	As of September 24, 2018 to be designated S&P 500® Equal Weight Utilities Plus Index.

Cleantech Indices LLC. Cleantech Indices LLC (“Cleantech”) is the Index Provider for Invesco CleantechTM ETF. There is no relationship between Cleantech and the Distributor, the Adviser or the Trust other than a license by Cleantech to the Adviser of certain Cleantech trademarks and trade names, and The Cleantech IndexTM, for use by the Distributor, the Adviser and the Trust. Such trademarks, tradenames and The Cleantech IndexTM have been created and developed by Cleantech without regard to the Distributor, the Adviser, the Trust, their businesses, the Fund and/or any prospective investor. Invesco CleantechTM ETF is entitled to use The Cleantech IndexTM pursuant to a sub-licensing agreement with the Adviser.

Dorsey, Wright & Associates, LLC. Dorsey, Wright & Associates, LLC (“Dorsey Wright”) is the Index Provider for the Underlying Index of each of Invesco DWA Basic Materials Momentum ETF, Invesco DWA Consumer Cyclicals Momentum ETF, Invesco DWA Consumer Staples Momentum ETF, Invesco DWA Energy

Momentum ETF, Invesco DWA Financial Momentum ETF, Invesco DWA Healthcare Momentum ETF, Invesco DWA Industrials Momentum ETF, Invesco DWA Momentum ETF, Invesco DWA NASDAQ Momentum ETF, Invesco DWA Technology Momentum ETF and Invesco DWA Utilities Momentum ETF (each, an Invesco DWA Fund) . The Dorsey Wright® Basic Materials Technical Leaders Index, Dorsey Wright® Consumer Cyclicals Technical Leaders Index, Dorsey Wright® Consumer Staples Technical Leaders Index, Dorsey Wright® Energy Technical Leaders Index, Dorsey Wright® Financials Technical Leaders Index, Dorsey Wright® Healthcare Technical Leaders Index, Dorsey Wright® Industrials Technical Leaders Index, Dorsey Wright® Technical Leaders Index, Dorsey Wright® NASDAQ Technical Leaders Index, Dorsey Wright® Technology Technical Leaders Index and Dorsey Wright® Utilities Technical Leaders Index are calculated and maintained by Nasdaq, Inc.

Frank Russell Company. Frank Russell Company (“Russell”) is the Index Provider for the Underlying Indexes of the Invesco Russell Top 200 Equal Weight ETF, Invesco Russell Top 200 Pure Growth ETF, Invesco Russell Top 200 Pure Value ETF, Invesco Russell Midcap Equal Weight ETF, Invesco Russell Midcap Pure Growth ETF, Invesco Russell Midcap Pure Value ETF, Invesco Russell 2000 Equal Weight ETF, Invesco Russell 2000 Pure Growth ETF and Invesco Russell 2000 Pure Value ETF. The Russell Top 200® Equal Weight Index, Russell Top 200® Pure Growth Index, Russell Top 200® Pure Value Index, Russell Midcap® Equal Weight Index, Russell Midcap® Pure Growth Index, Russell Midcap® Pure Value Index, Russell 2000® Equal Weight Index, Russell 2000® Pure Growth Index, and Russell 2000® Pure Value Index are trademarks of Frank Russell Company and have been licensed for use by the Adviser. Russell® is a trademark of the Frank Russell Company. Russell is not affiliated with the Trust, the Adviser or the Distributor. The Adviser has entered into a license agreement with Russell to use each Underlying Index. Each Fund is entitled to use its respective Underlying Index pursuant to a sub-licensing agreement with the Adviser.

FTSE International Limited. FTSE International Limited (“FTSE”) and Research Affiliates, LLC (“RA”) are together the Index Provider for Invesco FTSE RAFI US 1000 ETF and Invesco FTSE RAFI US 1500 Small-Mid ETF. The Index Provider is not affiliated with the Trust, the Adviser or the Distributor. The Adviser has entered into a license agreement with FTSE to use the Underlying Indexes of these Funds. Each of Invesco FTSE RAFI US 1000 ETF and Invesco FTSE RAFI US 1500 Small-Mid ETF is entitled to use its respective Underlying Index pursuant to a sub-licensing agreement with the Adviser.

ICE Data Indices, LLC. ICE Data Indices, LLC (“ICE Data”) is the Intellidex Provider and administrator of the Underlying Intellidex of each of Invesco Dynamic Biotechnology & Genome ETF, Invesco Dynamic Building & Construction ETF, Invesco Dynamic Energy Exploration & Production ETF, Invesco Dynamic Food & Beverage ETF, Invesco Dynamic Large Cap Growth ETF, Invesco Dynamic Large Cap Value ETF, Invesco Dynamic Leisure and Entertainment ETF, Invesco Dynamic Market ETF, Invesco Dynamic Media ETF, Invesco Dynamic Networking ETF, Invesco Dynamic Oil & Gas Services ETF, Invesco Dynamic Pharmaceuticals ETF, Invesco Dynamic Retail ETF, Invesco Dynamic Semiconductors ETF and

428

Invesco Dynamic Software ETF. ICE Data is not affiliated with the Trust, the Adviser or the Distributor and is not a promoter of the Funds.

Dynamic Biotech & Genome IntellidexSM Index, Dynamic Building & Construction IntellidexSM Index, Dynamic Energy Exploration & Production IntellidexSM Index, Dynamic Food & Beverage IntellidexSM Index, Dynamic Large Cap Growth IntellidexSM Index, Dynamic Large Cap Value IntellidexSM Index, Dynamic Leisure & Entertainment IntellidexSM Index, Dynamic Market IntellidexSM Index, Dynamic Media IntellidexSM Index, Dynamic Networking IntellidexSM Index, Dynamic Oil Services IntellidexSM Index, Dynamic Pharmaceutical IntellidexSM Index, Dynamic Retail IntellidexSM Index, Dynamic Semiconductor IntellidexSM Index and Dynamic Software IntellidexSM Index are each a service mark of ICE Data and have been licensed for use for certain purposes by the Adviser.

Nasdaq, Inc. Nasdaq, Inc. (“Nasdaq”) is the Index Provider for the Underlying Index of each of Invesco BuyBack AchieversTM ETF, Invesco Dividend AchieversTM ETF, Invesco Golden Dragon China ETF, Invesco High Yield Equity Dividend AchieversTM ETF, Invesco Insider Sentiment ETF, Invesco International Dividend AchieversTM ETF, Invesco NASDAQ Internet ETF and Invesco Water Resources ETF. BuyBack Achievers® is a registered trademarks of Mergent, Inc. which has been licensed for use within the BuyBack AchieversTM Index and Invesco BuyBack AchieversTM ETF.

Red Rocks Capital, LLC. Red Rocks Capital, LLC (“Red Rocks”) is the Index Provider for the Invesco Global Listed Private Equity ETF. There is no relationship between Red Rocks and the Distributor, the Adviser or the Trust other than a license by Red Rocks to the Adviser of certain Listed Private Equity Marks, trademarks and trade names, and the Red Rocks Global Listed Private Equity Index, for use by the Distributor, the Adviser and the Trust. Such trademarks, tradenames and the Red Rocks Global Listed Private Equity Index have been created and developed by Red Rocks without regard to the Distributor, the Adviser, the Trust, their businesses, the Fund and/or any prospective investor. Invesco Global Listed Private Equity ETF is entitled to use the Red Rocks Global Listed Private Equity Index pursuant to a sub-licensing agreement with the Adviser.

S&P Dow Jones Indices LLC and Chicago Board Options Exchange, Incorporated.

S&P Dow Jones Indices LLC® (“S&P DJI”) is the Index Provider for the Underlying Indexes of the Invesco Dow Jones Industrial Average Dividend ETF, Invesco S&P 100® Equal Weight ETF, Invesco S&P 500® Equal Weight ETF, Invesco S&P 500® Equal Weight Consumer Discretionary ETF, Invesco S&P 500® Equal Weight Consumer Staples ETF, Invesco S&P 500® Equal Weight Energy ETF, Invesco S&P 500® Equal Weight Financials ETF, Invesco S&P 500® Equal Weight Health Care ETF, Invesco S&P 500® Equal Weight Industrials ETF, Invesco S&P 500® Equal Weight Materials ETF, Invesco S&P 500® Equal Weight Real Estate ETF, Invesco S&P 500® Equal Weight Technology ETF, Invesco S&P 500® Equal Weight Utilities ETF, Invesco S&P 500® Pure Growth ETF, Invesco S&P 500® Pure Value ETF, Invesco S&P 500® Quality ETF, Invesco S&P 500® Top 50 ETF, Invesco S&P MidCap 400® Equal Weight ETF, Invesco S&P MidCap 400® Pure

Growth ETF, Invesco S&P MidCap 400® Pure Value ETF, Invesco S&P SmallCap 600® Equal Weight ETF, Invesco S&P SmallCap 600® Pure Growth ETF, Invesco S&P SmallCap 600® Pure Value ETF, Invesco S&P Spin-Off ETF and Invesco S&P 500 BuyWrite ETF (the “Invesco S&P DJI Index Funds”).

Chicago Board Options Exchange, Incorporated (“Cboe”) performs the calculations of the CBOE S&P 500 BuyWrite IndexSM, the Underlying Index of the Invesco S&P 500 BuyWrite ETF. Cboe has entered into an agreement with S&P DJI, a division of S&P Global, Inc. Pursuant to that agreement, Cboe has been granted the right to use the S&P 500® Index in calculations of the Underlying Index, and under that agreement, Cboe has granted the right to S&P DJI to grant licenses to third parties to use the Underlying Index. S&P DJI has granted a license to the Adviser to use the CBOE S&P 500 BuyWrite IndexSM. Invesco S&P 500 BuyWrite ETF is entitled to use its Underlying Index pursuant to a sub-licensing agreement with the Adviser.

SPADE Indexes, LLC. SPADE Indexes, LLC (“SPADE Indexes”) is the Index Provider for the Underlying Index of the Invesco Aerospace & Defense ETF.

Wells Fargo Securities, LLC. Wells Fargo Securities, LLC (together with Wells Fargo & Company, “Wells Fargo”) is the Index Provider for the Underlying Index of Invesco Financial Preferred ETF. Wells Fargo is not affiliated with the Trust, the Adviser or the Distributor. Wells Fargo® Hybrid and Preferred Securities Financial Index is a service mark of Wells Fargo & Company and has been licensed for use by the Adviser.

WilderHill. WilderHill, owned by WilderShares LLC (“WilderShares”), is the Index Provider for Invesco WilderHill Clean Energy ETF. There is no relationship between WilderShares and the Distributor, the Adviser or the Trust other than a license by WilderShares to the Adviser of certain WilderHill trademarks and trade names, and the WilderHill Clean Energy Index, for use by the Distributor, the Adviser and the Trust. Such trademarks, tradenames, and the WilderHill Clean Energy Index have been created and developed by WilderShares without regard to the Distributor, the Adviser, the Trust, their businesses, the Fund and/or any prospective investor. Invesco WilderHill Clean Energy ETF is entitled to use the WilderHill Clean Energy Index pursuant to a sub-licensing agreement with the Adviser.

Progressive Energy Index LLC is the Index Provider for Invesco WilderHill Progressive Energy ETF. There is no relationship between Progressive Energy Index LLC and the Distributor, the Adviser or the Trust other than a license by Progressive Energy Index LLC to the Adviser of certain WilderHill trademarks and trade names, and the Progressive Energy Index, for use by the Distributor, the Adviser and the Trust. Such trademarks, tradenames and the Progressive Energy Index have been created and developed by WilderHill without regard to the Distributor, the Adviser, the Trust, their businesses, the Fund and/or any prospective investor. Invesco WilderHill Progressive Energy ETF is entitled to use its Underlying Index pursuant to a sub-licensing agreement with the Adviser.

Wilshire Associates Incorporated. Wilshire® is the Index Provider for the Underlying Index of Invesco Wilshire Micro-Cap ETF.

429

Wilshire® is not affiliated with the Trust, the Adviser or the Distributor. The Adviser has entered into a license agreement with Wilshire® to use the Underlying Index of Invesco Wilshire Micro-Cap ETF, and the Fund is entitled to use its Underlying Index pursuant to a sub-licensing agreement with the Adviser

Zacks Investment Research Inc. Zacks Investment Research Inc. (“Zacks”) is the Index Provider for the Underlying Indexes of Invesco Zacks Micro Cap ETF, Invesco Zacks Mid-Cap ETF and the Invesco Zacks Multi-Asset Income ETF.

Disclaimers

Cleantech, Red Rocks, WilderHill, WilderShares and Progressive Energy. The Cleantech IndexTM, is a trademark of Cleantech. Red Rocks LLC and Red Rocks Global Listed Private Equity IndexTM are tradenames and trademarks of Red Rocks. The WilderHill Clean Energy Index is a trademark of WilderShares. The Progressive Energy Index is a trademark of WilderHill and Progressive Energy Index LLC. These indexes are collectively referred to as the “Underlying Indexes” in this sub-section. Each of these Underlying Indexes has been licensed for use for certain purposes by the Adviser.

The Invesco CleantechTM ETF, Invesco Global Listed Private Equity ETF, Invesco WilderHill Clean Energy ETF and Invesco WilderHill Progressive Energy ETF (collectively in this sub-section, the “Funds”) are not sponsored, endorsed, sold or promoted by Cleantech, Red Rocks, WilderShares LLC, WilderHill or Progressive Energy Index LLC, as the case may be (collectively in this sub-section, the “Index Providers”), and none of the Index Providers makes any representation regarding the advisability of investing in Shares of the Funds.

THE INDEX PROVIDERS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE DISTRIBUTOR, THE ADVISER, THE TRUST OR OWNERS OF SHARES, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF THE UNDERYLING INDEXES OR ANY DATA INCLUDED THEREIN. THE INDEX PROVIDERS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE UNDERLYING INDEXES OR ANY DATA INCLUDED THEREIN, BY THE FUNDS, THE TRUST OR THE SHARES. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE INDEX PROVIDERS HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS) RESULTING FROM THE USE OF THE UNDERLYING INDEXES OR ANY DATA INCLUDED THEREIN, BY THE FUNDS, THE TRUST OR THE SHARES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Dorsey, Wright & Associates, LLC. The Shares of Invesco DWA Basic Materials Momentum ETF, Invesco DWA Consumer Cyclicals Momentum ETF, Invesco DWA Consumer Staples Momentum ETF, Invesco DWA Energy Momentum ETF, Invesco DWA Financial Momentum ETF, Invesco DWA Healthcare Momentum ETF, Invesco DWA Industrials Momentum ETF, Invesco DWA

Momentum ETF, Invesco DWA NASDAQ Momentum ETF, Invesco DWA Technology Momentum ETF and Invesco DWA Utilities Momentum ETF (collectively in this sub-section, the “Funds”) are not sponsored, endorsed, sold or promoted by Dorsey Wright, and Dorsey Wright does not make any representation regarding the advisability of investing in Shares of these Funds.

There is no relationship between Dorsey Wright and the Adviser other than a license by Dorsey Wright to the Adviser of certain Dorsey Wright trademarks and tradenames, and the Dorsey Wright® Basic Materials Technical Leaders Index, Dorsey Wright® Consumer Cyclicals Technical Leaders Index, Dorsey Wright® Consumer Staples Technical Leaders Index, Dorsey Wright® Energy Technical Leaders Index, Dorsey Wright® Financials Technical Leaders Index, Dorsey Wright® Healthcare Technical Leaders Index, Dorsey Wright® Industrials Technical Leaders Index, Dorsey Wright® Technical Leaders Index, Dorsey Wright® NASDAQ Technical Leaders Index, Dorsey Wright® Technology Technical Leaders Index and Dorsey Wright® Utilities Technical Leaders Index (collectively, the “Dorsey Wright Indexes”), for use by the Adviser. Such trademarks, trade names and Underlying Indexes have been created and developed by Dorsey Wright without regard to and independently of the Adviser, its businesses, its development of the Invesco DWA Funds and/or any prospective investor. The Adviser has arranged with Dorsey, Wright & Associates, LLC to license ETF investment models such as the Dorsey Wright Indexes based on Point & Figure Analysis for possible inclusion in products which the Adviser independently develops and promotes. The licensing of any Model such as the Dorsey Wright Indexes to the Adviser is not an offer to purchase or sell, or a solicitation. A determination that any portion of an investor’s portfolio should be devoted to any Invesco DWA Fund developed by the Adviser with reference to a Dorsey Wright Index is a determination made solely by the investment adviser serving the investor or the investor himself, not Dorsey, Wright & Associates, LLC.

Dorsey Wright is not responsible for, and has not participated in, the determination of the prices and amount of Shares, the timing of the issuance or sale of Shares or in the determination of any financial calculations relating thereto. Dorsey Wright has no obligation or liability in connection with the administration of the Trust or marketing of the Shares. Dorsey Wright does not guarantee the accuracy and/or the completeness of any Underlying Index or any data included therein. Dorsey Wright shall have no liability for any errors, omissions or interruptions therein. Dorsey Wright makes no warranty, express or implied, as to results to be obtained by the Distributor, the Adviser, the Trust or owners of Shares, or any other person or entity, from the use of the Underlying Indexes, or any data included therein in connection with the Invesco DWA Funds, or for any other use. Dorsey Wright expressly disclaims all warranties and conditions of merchantability, title or fitness for a particular purpose or use, with respect to the Invesco DWA Funds or Underlying Indexes or to any data included therein, except as set forth in the respective license agreements with the Adviser. Without limiting any of the foregoing, in no event shall Dorsey Wright have any liability for any incidental, special, exemplary, punitive, indirect or consequential damages (including lost profits), however caused and on any theory of liability, whether in contract, strict liability or

430

tort (including negligence or otherwise), resulting from the use of the Underlying Indexes or any data included therein, even if notified of the possibility of such damages.

The Adviser does not guarantee the accuracy and/or the completeness of the Underlying Indexes or any data included therein, and the Adviser shall have no liability for any errors, omissions, or interruptions therein. The Adviser makes no warranty, express or implied, as to results to be obtained by the Invesco DWA Funds or any other person or entity from the use of the Underlying Indexes or any data included therein.

Frank Russell Company. Invesco Russell Top 200 Equal Weight ETF, Invesco Russell Top 200 Pure Growth ETF, Invesco Russell Top 200 Pure Value ETF, Invesco Russell Midcap Equal Weight ETF, Invesco Russell Midcap Pure Growth ETF, Invesco Russell Midcap Pure Value ETF, Invesco Russell 2000 Equal Weight ETF, Invesco Russell 2000 Pure Growth ETF and Invesco Russell 2000 Pure Value ETF are not sponsored, endorsed, sold or promoted by Russell or the London Stock Exchange Group Companies (“LSEG”) (together the “Licensor Parties”). None of the Licensor Parties make any claim, prediction, representation or warranty, express or implied, to the owners of the Funds or any member of the public either as to (i) the results to be obtained from the use of the Russell Top 200® Equal Weight Index, Russell Top 200® Pure Growth Index, Russell Top 200® Pure Value Index, Russell Midcap® Equal Weight Index, Russell Midcap® Pure Growth Index, Russell Midcap® Pure Value Index, Russell 2000® Equal Weight Index, Russell 2000® Pure Growth Index, and Russell 2000® Pure Value Index (the “Underlying Indexes”), (ii) the figure to which the Underlying Indexes are said to stand at any particular time on any particular day or otherwise, or (iii) the suitability of the Underlying Index for the purpose to which it is being put in connection with the Invesco Russell Top 200 Equal Weight ETF, Invesco Russell Top 200 Pure Growth ETF, Invesco Russell Top 200 Pure Value ETF, Invesco Russell Midcap Equal Weight ETF, Invesco Russell Midcap Pure Growth ETF, Invesco Russell Midcap Pure Value ETF, Invesco Russell 2000 Equal Weight ETF, Invesco Russell 2000 Pure Growth ETF and Invesco Russell 2000 Pure Value ETF.

The Licensor Parties’ publication of the Funds’ Underlying Indexes in no way suggests or implies an opinion by the Licensor Parties as to the advisability of investment in any or all of the securities upon which the Underlying Indexes are based. The Licensor Parties’ only relationship to the Adviser is the licensing of certain trademarks and trade names of the Licensor Parties and of the Funds’ Underlying Indexes which are determined, composed and calculated by Russell without regard to the Adviser or the Funds. Licensor Parties are not responsible for and have not reviewed the Funds nor any associated literature or publications and Licensor Parties make no representation or warranty, express or implied, as to their accuracy or completeness, or otherwise. Licensor Parties reserve the right, at any time and without notice, to alter, amend, terminate or in any way change the Funds’ Underlying Indexes. Licensor Parties have no obligation or liability in connection with the administration, marketing or trading of the Funds. None of the Licensor Parties have provided or will provide any financial or investment advice or recommendation in relation to the Underlying Indexes to the Adviser or to its clients. The Underlying Indexes are calculated by Russell or its agent. None of the Licensor Parties shall be (a) liable (whether in negligence or otherwise) to any person for any error in the Indexes or (b) under any obligation to advise any person of any error therein.

LICENSOR PARTIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE FUNDS’ UNDERLYING INDEXES OR ANY DATA INCLUDED THEREIN AND LICENSOR PARTIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. LICENSOR PARTIES MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ADVISER, INVESTORS, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE UNDERLYING INDEXES OR ANY DATA INCLUDED THEREIN. LICENSOR PARTIES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE FUNDS’ UNDERLYING INDEXES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL LICENSOR PARTIES HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

FTSE International Limited. The Invesco FTSE RAFI US 1000 ETF and Invesco FTSE RAFI US 1500 Small-Mid ETF (the “Funds”) are not in any way sponsored, endorsed, sold or promoted by FTSE International Limited (“FTSE”), by the London Stock Exchange Group companies (“LSEG”) or by Research Affiliates, LLC (“RA”) (collectively the “Licensor Parties”). Licensor Parties make no claim, prediction, warranty or representation whatsoever, expressly or impliedly, either as to (i) the results to be obtained from the use of the FTSE RAFITM US 1000 Index or the FTSE RAFITM US Mid Small 1500 Index (the “Indexes”) (upon which the Funds are based), (ii) the figure at which either Index is said to stand at any particular time on any particular day or otherwise, or (iii) the suitability of either Index for the purpose to which it is being put in connection with a Fund. The Indexes are compiled and calculated by FTSE in conjunction with RA. Licensor Parties shall not be (a) liable (whether in negligence or otherwise) to any person for any error in either Index or (b) under any obligation to advise any person of any error therein. None of the Licensor Parties have provided any financial advice or recommendation in relation to the Underlying Indexes to Invesco or to its clients.

All rights in the Indexes vest in FTSE. “FTSE®”, “Russell®”, “MTS®”, “FTSE TMX®” and “FTSE Russell” and other service marks and trademarks related to the FTSE or Russell indexes are trademarks of the London Stock Exchange Group companies and are used by FTSE, MTS, FTSE TMX and Russell under license. The trade names Fundamental Index® and RAFI® are registered trademarks of Research Affiliates, LLC.

ICE Data Indices, LLC. Invesco Dynamic Biotechnology & Genome ETF, Invesco Dynamic Building & Construction ETF, Invesco Dynamic Energy Exploration & Production ETF, Invesco Dynamic Food & Beverage ETF, Invesco Dynamic Large Cap Growth ETF, Invesco Dynamic Large Cap Value ETF, Invesco Dynamic Leisure and Entertainment ETF, Invesco Dynamic Market ETF, Invesco Dynamic Media ETF, Invesco Dynamic Networking

431

ETF, Invesco Dynamic Oil & Gas Services ETF, Invesco Dynamic Pharmaceuticals ETF, Invesco Dynamic Retail ETF, Invesco Dynamic Semiconductors ETF and Invesco Dynamic Software ETF (collectively in this sub-section, the “ Funds”) are based in whole, or in part, on its respective Underlying Index, which is owned by Intercontinental Exchange, Inc. or its affiliates, and is used by the Adviser with permission under license by ICE Data, an affiliate of Intercontinental Exchange, Inc. Dynamic Biotech & Genome IntellidexSM Index, Dynamic Building & Construction IntellidexSM Index, Dynamic Energy Exploration & Production IntellidexSM Index, Dynamic Food & Beverage IntellidexSM Index, Dynamic Large Cap Growth IntellidexSM Index, Dynamic Large Cap Value IntellidexSM Index, Dynamic Leisure and Entertainment IntellidexSM Index, Dynamic Market IntellidexSM Index, Dynamic Media IntellidexSM Index, Dynamic Networking IntellidexSM Index, Dynamic Oil Services IntellidexSM Index, Dynamic Pharmaceutical IntellidexSM Index, Dynamic Retail IntellidexSM Index, Dynamic Semiconductor IntellidexSM Index and Dynamic Software IntellidexSM Index (collectively in this sub-section, the “Underlying Intellidexes”) are service marks of ICE Data and/or its affiliates and have been licensed for use for certain purposes by the Adviser on behalf of the Funds. Each Underlying Index is maintained by ICE Data. ICE Data is not affiliated with the Funds or any of their affiliates. The Adviser has entered into a license agreement with ICE Data to use the Underlying Indexes.

The Shares of the Funds are not sponsored or endorsed by ICE Data. ICE Data makes no representations or warranty, express or implied, to the owners of Fund Shares or any member of the public regarding the advisability of investing in Shares particularly or the ability of the product to track the performance of any sector of the stock market. ICE Data’s only relationship to the Distributor, the Adviser or the Trust is the licensing of certain trademarks and indices, which are determined, composed and calculated by ICE Data without regard to the Funds. ICE Data has no obligation to take the needs of the Funds or their Shareholders into consideration in determining, composing or calculating the Underlying Intellidexes. ICE Data is not responsible for and has not participated in any determination or calculation made with respect to issuance or redemption of Shares of the Funds. The Underlying Intellidexes are selected and calculated without regard to the Distributor, the Adviser, the Trust or any holders of Shares. ICE Data has no obligation to take the needs of the Distributor, the Adviser, the Trust or the owners of Shares into consideration in determining, composing or calculating the Underlying Intellidexes. ICE Data is not responsible for and has not participated in the determination of the prices and amount of Shares or the timing of the issuance or sale of Shares or in the determination of any financial calculations relating thereto. ICE Data has no obligation or liability in connection with the administration of the Trust, or marketing of the Shares.

ICE DATA DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE UNDERLYING INTELLIDEXES OR ANY DATA INCLUDED THEREIN. ICE DATA MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE FUNDS, OWNERS OF THE SHARES OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE UNDERLYING INTELLIDEXES OR ANY DATA INCLUDED THEREIN. ICE DATA MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND

HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE UNDERLYING INTELLIDEXES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ICE DATA HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, DIRECT, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS) IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Nasdaq, Inc. Invesco BuyBack AchieversTM ETF, Invesco Dividend AchieversTM ETF, Invesco Golden Dragon China ETF, Invesco High Yield Equity Dividend AchieversTM ETF, Invesco Insider Sentiment ETF, Invesco International Dividend AchieversTM ETF, Invesco NASDAQ Internet ETF and Invesco Water Resources ETF (collectively in this sub-section, the “Funds”) are not sponsored, endorsed, sold or promoted by Nasdaq or its affiliates (Nasdaq, with its affiliates, are referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, these Funds.

The Corporations calculate and maintain the Underlying Indexes for the Invesco DWA Basic Materials Momentum ETF, Invesco DWA Consumer Cyclicals Momentum ETF, Invesco DWA Consumer Staples Momentum ETF, Invesco DWA Energy Momentum ETF, Invesco DWA Financial Momentum ETF, Invesco DWA Healthcare Momentum ETF, Invesco DWA Industrials Momentum ETF, Invesco DWA Momentum ETF, Invesco DWA NASDAQ Momentum ETF, Invesco DWA Technology Momentum ETF, Invesco DWA Utilities Momentum ETF, Invesco BuyBack AchieversTM ETF, Invesco Dividend AchieversTM ETF, Invesco Golden Dragon China ETF, Invesco High Yield Equity Dividend AchieversTM ETF, Invesco Insider Sentiment ETF, Invesco International Dividend AchieversTM ETF, Invesco NASDAQ Internet ETF and Invesco Water Resources ETF.

The Corporations make no representation or warranty, express or implied to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly, or the ability of the Dorsey Wright® Basic Materials Technical Leaders Index, Dorsey Wright® Consumer Cyclicals Technical Leaders Index, Dorsey Wright® Consumer Staples Technical Leaders Index, Dorsey Wright® Energy Technical Leaders Index, Dorsey Wright® Financials Technical Leaders Index, Dorsey Wright® Healthcare Technical Leaders Index, Dorsey Wright® Industrials Technical Leaders Index, Dorsey Wright® Technical Leaders Index, Dorsey Wright® NASDAQ Technical Leaders Index, Dorsey Wright® Technology Technical Leaders Index, Dorsey Wright® Utilities Technical Leaders Index, NASDAQ US BuyBack AchieversTM Index, NASDAQ US Broad Dividend AchieversTM Index, NASDAQ Golden Dragon China Index, NASDAQ US Dividend AchieversTM 50 Index, Nasdaq US Insider Sentiment Index, NASDAQ International Dividend AchieversTM Index, NASDAQ Internet IndexSM and NASDAQ OMX US Water IndexSM to track general stock market performance.

The Corporations’ only relationship to Invesco Capital Management, LLC (“Licensee” or the “Adviser”) is in the licensing of the NASDAQ®, OMX®, NASDAQ OMX®, and Underlying Index, trade/service marks, and certain trade names of the Corporations

432

and the use of the Underlying Indexes, which are determined, composed and calculated by Nasdaq without regard to the Adviser or the Funds. BuyBack AchieversTM is a trademark of Mergent, Inc. and has also been licensed for use for certain purposes by the Adviser.

Nasdaq has no obligation to take the needs of the Adviser or the owners of the Funds into consideration in determining, composing or calculating, as applicable, the Underlying Indexes. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Funds to be issued or in the determination or calculation of the equation by which the Funds are to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Funds.

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF EACH UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF SUCH FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF EACH UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO EACH UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

S&P Dow Jones Indices LLC and Chicago Board Options Exchange, Incorporated. The CBOE S&P 500 BuyWrite IndexSM is a product of S&P Dow Jones Indices LLC or its affiliates and Cboe and has been licensed to S&P DJI and sublicensed for use by the Adviser. For more information on the relationship of S&P DJI and CBOE as it relates to the CBOE S&P 500 BuyWrite IndexSM, refer to the information regarding the Index Providers (see “Index and Intellidex Providers”).

Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and CBOE S&P 500 BuyWrite IndexSM and Cboe® are trademarks of Cboe or Cboe Global Markets, Inc. (except that S&P retains the rights in its trademarks embedded in such trademarks). Such marks have been licensed by S&P DJI and sublicensed for certain purposes to the Adviser.

S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and has been licensed for use by S&P DJI and sublicensed for certain purposes by the Adviser. The CBOE S&P 500 BuyWrite IndexSM, Dow Jones Industrial Average Yield Weighted, S&P 100® Equal Weight Index, S&P 500® Equal Weight Index, S&P 500® Equal Weight Consumer Discretionary Index, S&P 500® Equal Weight Consumer Staples Index, S&P 500® Equal Weight Energy Index, S&P 500® Equal Weight Financials Index, S&P 500® Equal Weight Health Care Index, S&P 500® Equal Weight Industrials Index, S&P 500® Equal Weight Materials

Index, S&P 500®, Equal Weight Real Estate Index, S&P 500® Equal Weight Information Technology Index, S&P 500® Equal Weight Telecommunication Services & Utilities Index, S&P 500® Pure Growth Index, S&P 500® Pure Value Index, S&P 500® Quality Index, S&P 500® Top 50 Index, S&P MidCap 400® Equal Weight Index, S&P MidCap 400® Pure Growth Index, S&P MidCap 400® Pure Value Index, S&P SmallCap 600® Equal Weight Index, S&P SmallCap 600® Pure Growth Index, S&P SmallCap 600® Pure Value Index and S&P U.S. Spin-Off Index (together, the “S&P DJI Indices”) are products of S&P DJI and have been licensed for use by the Adviser.

Invesco Dow Jones Industrial Average Dividend ETF, Invesco S&P 100® Equal Weight ETF, Invesco S&P 500 BuyWrite ETF, Invesco S&P 500® Equal Weight ETF, Invesco S&P 500® Equal Weight Consumer Discretionary ETF, Invesco S&P 500® Equal Weight Consumer Staples ETF, Invesco S&P 500® Equal Weight Energy ETF, Invesco S&P 500® Equal Weight Financials ETF, Invesco S&P 500® Equal Weight Health Care ETF, Invesco S&P 500® Equal Weight Industrials ETF, Invesco S&P 500® Equal Weight Materials ETF, Invesco S&P 500® Equal Weight Real Estate ETF, Invesco S&P 500® Equal Weight Technology ETF, Invesco S&P 500® Equal Weight Utilities ETF, Invesco S&P 500® Pure Growth ETF, Invesco S&P 500® Pure Value ETF, Invesco S&P 500® Quality ETF, Invesco S&P 500® Top 50 ETF, Invesco S&P MidCap 400® Equal Weight ETF, Invesco S&P MidCap 400® Pure Growth ETF, Invesco S&P MidCap 400® Pure Value ETF, Invesco S&P SmallCap 600® Equal Weight ETF, Invesco S&P SmallCap 600® Pure Growth ETF, Invesco S&P SmallCap 600® Pure Value ETF and the Invesco S&P Spin-Off ETF (together the “S&P DJI Funds”) are not sponsored, endorsed, sold or promoted by S&P DJI or its affiliates or Cboe for the Invesco S&P 500 BuyWrite ETF. S&P Dow Jones Indices and Cboe, as applicable, do not make any representation or warranty, express or implied, to the owners of the S&P DJI Funds or any member of the public regarding the advisability of investing in securities generally or in the S&P DJI Funds particularly or the ability of the S&P DJI Indices to track general market performance. The S&P DJI Indices are determined, composed and calculated by S&P DJI and Cboe, as applicable, without regard to the Adviser or the S&P DJI Funds. Neither S&P DJI nor Cboe, as applicable, have any obligation to take the needs of the Adviser or the owners of the S&P DJI Funds into consideration in determining, composing or calculating the S&P DJI Indices. S&P DJI and Cboe, as applicable, are not responsible for and have not participated in the determination of the prices, and amount of the S&P DJI Funds or the timing of the issuance or sale of the S&P DJI Funds or in the determination or calculation of the equation by which the S&P DJI Funds are to be converted into cash, surrendered or redeemed, as applicable. S&P DJI and Cboe, as applicable, have no obligation or liability in connection with the administration, marketing or trading of S&P DJI Funds. There is no assurance that investment products based on the S&P DJI Indices will accurately track index performance or provide positive investment returns. S&P DJI is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P DJI to buy, sell, or hold such security, nor is it considered to be investment advice.

NEITHER S&P DJI DOES NOR CBOE, AS APPLICABLE, GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR

433

THE COMPLETENESS OF THE S&P DJI INDICES OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DJI INDICES AND CBOE SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DJI AND CBOE MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY THE ADVISER, OWNERS OF THE S&P DJI FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P DJI INDICES OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DJI OR CBOE BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P AND CBOE AND THE ADVISER, OTHER THAN THE LICENSORS OF S&P DJI INDICES.

SPADE Indexes LLC. SPADE® is a registered trademark of SPADE Indexes LLC and has been licensed for use for certain purposes by the Adviser.

There is no relationship between SPADE Indexes and the Adviser other than a license by SPADE Indexes to the Adviser of certain SPADE Indexes trademarks, the SPADE® Defense Index and trade names for use by the Adviser. Such trademarks, trade names and the SPADE® Defense Index have been created and developed by SPADE Indexes without regard to the Adviser, its business, the Invesco Aerospace & Defense ETF and/or any investor. Invesco Aerospace & Defense ETF and its Shares are not sponsored, endorsed, sold or promoted by SPADE Indexes. SPADE Indexes makes no warranty or representation regarding the advisability of purchasing, holding or trading the Invesco Aerospace & Defense ETF or investing in securities generally or in the Invesco Aerospace & Defense ETF particularly or the ability of any data supplied by SPADE Indexes to track general stock market performance. SPADE Indexes’ only relationship to the Adviser is the licensing of certain trademarks and trade names of SPADE Indexes and of the data supplied by SPADE Indexes which is determined, composed and calculated by SPADE Indexes without regard to the Invesco Aerospace & Defense ETF or its Shares. SPADE Indexes has no obligation to take the needs of the Adviser or the shareholders of the Invesco Aerospace & Defense ETF into consideration in determining, composing or calculating the data supplied by SPADE Indexes. SPADE Indexes is not responsible for and has not participated in the determination of the prices of the Shares of the Invesco Aerospace & Defense ETF or the timing of the issuance or sale of such Shares. SPADE Indexes has no obligation or liability in connection with the administration, marketing or trading of the Invesco Aerospace & Defense ETF or its Shares.

Wells Fargo. Invesco Financial Preferred ETF (in this sub-section, the “Fund”) is not sponsored, endorsed, sold or promoted by

Wells Fargo. Wells Fargo makes no representation or warranty, express or implied, to Fund investors or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of any data supplied by Wells Fargo to track the performance of the securities referenced by the Fund’s Underlying Index. Wells Fargo’s only relationship to the Adviser is the licensing of certain trademarks and trade names of Wells Fargo and of the data supplied by Wells Fargo that is determined, composed and calculated by Wells Fargo without regard to the Fund or its Shares. Wells Fargo has no obligation to take the needs of the Fund into consideration when determining, composing or calculating the data. Wells Fargo has no obligation or liability in connection with the administration, marketing or trading of Invesco Financial Preferred ETF.

WELLS FARGO DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE WELLS FARGO® HYBRID AND PREFERRED SECURITIES FINANCIAL INDEX OR ANY DATA INCLUDED THEREIN. WELLS FARGO MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ADVISER AND THE INVESCO FINANCIAL PREFERRED ETF, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE WELLS FARGO® HYBRID AND PREFERRED SECURITIES FINANCIAL INDEX DATA. WELLS FARGO DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE. IN NO EVENT SHALL WELLS FARGO HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES INCLUDING LOST PROFITS, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

INYSE Arca, which acts as calculation agent for the Wells Fargo® Hybrid and Preferred Securities Financial Index, is not affiliated with the Adviser or Wells Fargo and does not approve, endorse, review or recommend Invesco Financial Preferred ETF. Invesco Financial Preferred ETF is based on the Wells Fargo® Hybrid and Preferred Securities Financial Index, and the value of the Underlying Index is derived from sources deemed reliable, but NYSE Arca and its suppliers do not guarantee the correctness or completeness of the Underlying Index, its values or other information furnished in connection with the Underlying Index.

NYSE ARCA MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO THE RESULTS TO BE OBTAINED BY ANY PERSON OR ENTITY FROM THE USE OF THE WELLS FARGO® HYBRID AND PREFERRED SECURITIES FINANCIAL INDEX, TRADING BASED ON THE WELLS FARGO® HYBRID AND PREFERRED SECURITIES FINANCIAL INDEX, OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE TRADING OF INVESCO FINANCIAL PREFERRED ETF, OR FOR ANY OTHER USE. WELLS FARGO AND NYSE ARCA MAKE NO WARRANTIES, EXPRESS OR IMPLIED, AND HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE WELLS FARGO® HYBRID AND PREFERRED SECURITIES FINANCIAL INDEX OR ANY DATA INCLUDED THEREIN.

Wilshire Associates Incorporated. Wilshire 5000®, Wilshire US Micro-Cap IndexSM and Wilshire US Small Cap IndexSM (the “Wilshire Indexes”) and Wilshire® are service marks of Wilshire Associates Incorporated (“Wilshire”) and have been licensed for

434

use by the Adviser. All content of the Wilshire Indexes is © 2018 Wilshire Associates Incorporated, all rights reserved. Wilshire has no relationship with the Adviser, other than the licensing of the Wilshire US Micro-Cap IndexSM and its service marks for use in connection with the Invesco Wilshire Micro-Cap ETF.

Wilshire does not: sponsor, endorse, sell or promote the Invesco Wilshire Micro-Cap ETF; recommend that any person invest in the Fund or any other securities; have any responsibility or liability for or make any decisions about the timing, amount or pricing of the Fund; have any responsibility or liability for the administration, management or marketing of the Fund; or consider the needs of the Fund or the owners of the Fund in determining, composing or calculating the Underlying Index or have any obligation to do so. Wilshire shall have no liability in connection with the administration, marketing or trading of the Fund.

WILSHIRE MAKES NO REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, REGARDING: THE RESULTS TO BE OBTAINED BY THE FUND, THE OWNER OF THE FUND OR ANY OTHER PERSON IN CONNECTION WITH THE USE OF THE UNDERLYING INDEX AND THE DATA INCLUDED IN THE UNDERLYING INDEX; THE ACCURACY OR COMPLETENESS OF THE UNDERLYING INDEX AND ANY RELATED DATA; OR THE MERCHANTABILITY OR THE FITNESS FOR A PARTICULAR PURPOSE OR USE OF THE UNDERLYING INDEX AND/OR ITS RELATED DATA. WILSHIRE SHALL NOT HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS IN THE UNDERLYING INDEX OR RELATED DATA. UNDER NO CIRCUMSTANCES WILL WILSHIRE BE LIABLE FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF WILSHIRE KNOWS THAT THEY MIGHT OCCUR. THE LICENSING AGREEMENT BETWEEN THE ADVISER AND WILSHIRE IS SOLELY FOR THEIR BENEFIT AND NOT FOR THE BENEFIT OF THE OWNERS OF THE FUND OR ANY OTHER THIRD PARTIES.

Zacks. The only relationship that Zacks has with the Adviser or Distributor of Invesco Zacks Micro Cap ETF, Invesco Zacks Mid-Cap ETF and Invesco Zacks Multi-Asset Income ETF (in this sub-section, the “Funds”) in connection with the Funds is certain Zacks trademarks, indexes and trade names and that Zacks has licensed certain of its intellectual property to the Adviser, including the determination of the component stocks of the Zacks Micro Cap IndexTM, Zacks Mid-Cap Core Index and Zacks Multi-Asset Income Index and the name of the Zacks Micro Cap IndexTM, Zacks Mid-Cap Core Index and Zacks Multi-Asset Income Index. The Zacks Micro Cap IndexTM, Zacks Mid-Cap Core Index and Zacks Multi-Asset Income Index are selected and calculated without regard to the Adviser, Distributor or owners of the Funds. Zacks has no obligation to take the specific needs of the Adviser, Distributor or owners of the Funds into consideration in the determination and calculation of the Zacks Micro Cap IndexTM, Zacks Mid-Cap Core Index and Zacks Multi-Asset Income Index. Zacks is not responsible for and has not participated in the determination of pricing or the timing of the issuance or sale of the Shares of the Funds or in the determination or calculation of the asset value of the Funds. Zacks does not have any obligation or liability in connection with the administration, marketing or trading of the Funds.

The Funds are not sponsored, endorsed, sold or promoted by Zacks. Zacks makes no representation or warranty, express or implied, regarding the advisability of investing in securities generally or in the Funds particularly or the ability of Zacks Micro Cap IndexTM, Zacks Mid-Cap Core Index and Zacks Multi-Asset Income Index (the “Underlying Indexes”) to track generally market performance. Zack’s only relationship to the Adviser is the licensing of the Underlying Indexes which is determined, composed and calculated by Zacks without regard to the Adviser or the Funds. Zacks has no obligation to take the needs of the Adviser or other owners of the Funds into consideration in determining, composing or calculating the Underlying Indexes. Zacks shall not be liable to any person for any error in the Underlying Indexes nor shall it be under any obligation to advise any person of any error therein.

ZACKS SHALL NOT HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS RELATED TO THE FUNDS OR THE ZACKS MICRO CAP INDEXTM , ZACKS MID-CAP CORE INDEX, OR ZACKS MULTI-ASSET INCOME INDEX. ZACKS MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ADVISER, DISTRIBUTOR OR OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF THE ZACKS MICRO CAP INDEXTM, ZACKS MID-CAP CORE INDEX, OR ZACKS MULTI-ASSET INCOME INDEX OR ANY DATA INCLUDED THEREIN. ZACKS DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, WITH RESPECT TO THE FUNDS OR TO THE ZACKS MICRO CAP INDEXTM, ZACKS MID-CAP CORE INDEX, OR ZACKS MULTI-ASSET INCOME INDEX OR TO ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ZACKS BE LIABLE FOR ANY SPECIAL, INDIRECT, INCIDENTAL OR CONSEQUENTIAL DAMAGES WHICH MAY BE INCURRED OR EXPERIENCED ON ACCOUNT OF ENTERING INTO OR RELYING ON THIS AGEEMENT, EVEN IF SUCH PARTY HAS BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES.

Premium/Discount Information

Information on the daily NAV per Share for each Fund can be found at www.invesco.com/ETFs. Additionally, information regarding how often the Shares of each Fund traded on NYSE Arca or NASDAQ, as applicable, at a price above (at a premium) or below (at a discount) the NAV of the Fund during the prior calendar year and subsequent quarters can be found at www.invesco.com/ETFs.

Other Information

Section 12(d)(1) of the 1940 Act restricts investments by investment companies (and companies relying on Sections 3(c)(1) and 3(c)(7) of the 1940 Act) in the securities of other investment companies. However, registered investment companies are permitted to invest in the Funds beyond the limits set forth in Section 12(d)(1) subject to certain terms and conditions set forth in an SEC exemptive order issued to the Trust, including that such investment companies enter into a participant agreement with the

435

Trust on behalf of a Fund prior to exceeding the limits imposed by Section 12(d)(1). Additionally, each Fund is permitted to invest in other registered investment companies beyond the limits set forth in Section 12(d)(1) subject to certain terms and conditions set forth in another exemptive order that the SEC has issued to the Trust. If a Fund relies on this exemptive relief, however, other investment companies may not invest in the Fund beyond the statutory provisions of Section 12(d)(1).

Continuous Offering

The method by which Creation Unit Aggregations of Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Unit Aggregations of Shares are issued and sold by the Funds on an ongoing basis, a “distribution,” as such term is used in the Securities Act of 1933, as amended (the “Securities Act”), may occur at any point. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus-delivery requirement and liability provisions of the Securities Act. For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Unit Aggregations after placing an order with the Distributor, breaks them down into constituent Shares and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a characterization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(a)(3)(C) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker-dealer firms should note that dealers who are not “underwriters” but are participating in a distribution (as contrasted with engaging in ordinary secondary market transactions), and thus dealing with the Shares that are part of an overallotment within the meaning of Section 4(a)(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act only is available with respect to transactions on a national exchange.

Delivery of Shareholder Documents—Householding

Householding is an option available to certain investors of the Funds. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Funds is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you currently are enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For More Information

For more detailed information on the Trust, the Funds and the Shares, you may request a copy of the Trust’s SAI. The SAI provides detailed information about the Funds, and is incorporated by reference into this Prospectus. This means that the SAI legally is a part of this Prospectus. Additional information about the Funds’ investments also is available in the Funds’ Annual and Semi-Annual Reports to Shareholders. In the Funds’ current Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during the last fiscal year. If you have questions about the Funds or Shares or you wish to obtain the SAI, Annual Report and/or Semi-Annual Report free of charge, or make shareholder inquiries, please:

Call:	Invesco Distributors, Inc. at 1-800-983-0903 Monday through Friday 8:00 a.m. to 5:00 p.m. Central Time

Write:	Invesco Exchange-Traded Fund Trust

c/o Invesco Distributors, Inc. 11 Greenway Plaza, Suite 1000 Houston, Texas 77046-1173

Visit:	www.invesco.com/ETFs

Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room, 100 F. Street N.E., Washington, D.C. 20549, and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC’s Internet site at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-1520.

No person is authorized to give any information or to make any representations about the Funds and their Shares not contained in this Prospectus, and you should not rely on any other information. Read and keep this Prospectus for future reference.

Dealers effecting transactions in the Funds’ Shares, whether or not participating in this distribution, generally are required to deliver a Prospectus. This is in addition to any obligation of dealers to deliver a Prospectus when acting as underwriters.

The Trust’s registration number under the 1940 Act is 811-21265.

436

Invesco Exchange-Traded Fund Trust 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	P-PS-PRO-1	www.invesco.com 800.983.0903 @Invesco

Investment Company Act File No. 811-21265

Invesco Exchange-Traded Fund Trust

STATEMENT OF ADDITIONAL INFORMATION

Dated August 28, 2018

This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the Prospectus, dated August 28, 2018 for the Invesco Exchange-Traded Fund Trust (the “Trust”) relating to the series of the Trust listed below (each, a “Fund” and collectively, the “Funds”), as the Prospectus may be revised from time to time.

Fund	Principal U.S. Listing Exchange	Ticker
Invesco Aerospace & Defense ETF	NYSE Arca, Inc.	PPA
Invesco BuyBack Achievers™ ETF	The Nasdaq Stock Market	PKW
Invesco Cleantech™ ETF	NYSE Arca, Inc.	PZD
Invesco Dividend Achievers™ ETF	The Nasdaq Stock Market	PFM
Invesco Dow Jones Industrial Average Dividend ETF	NYSE Arca, Inc.	DJD
Invesco DWA Basic Materials Momentum ETF	The Nasdaq Stock Market	PYZ
Invesco DWA Consumer Cyclicals Momentum ETF	The Nasdaq Stock Market	PEZ
Invesco DWA Consumer Staples Momentum ETF	The Nasdaq Stock Market	PSL
Invesco DWA Energy Momentum ETF	The Nasdaq Stock Market	PXI
Invesco DWA Financial Momentum ETF	The Nasdaq Stock Market	PFI
Invesco DWA Healthcare Momentum ETF	The Nasdaq Stock Market	PTH
Invesco DWA Industrials Momentum ETF	The Nasdaq Stock Market	PRN
Invesco DWA Momentum ETF	The Nasdaq Stock Market	PDP
Invesco DWA NASDAQ Momentum ETF	The Nasdaq Stock Market	DWAQ
Invesco DWA Technology Momentum ETF	The Nasdaq Stock Market	PTF
Invesco DWA Utilities Momentum ETF	The Nasdaq Stock Market	PUI
Invesco Dynamic Biotechnology & Genome ETF	NYSE Arca, Inc.	PBE
Invesco Dynamic Building & Construction ETF	NYSE Arca, Inc.	PKB
Invesco Dynamic Energy Exploration & Production ETF	NYSE Arca, Inc.	PXE
Invesco Dynamic Food & Beverage ETF	NYSE Arca, Inc.	PBJ
Invesco Dynamic Large Cap Growth ETF	NYSE Arca, Inc.	PWB
Invesco Dynamic Large Cap Value ETF	NYSE Arca, Inc.	PWV
Invesco Dynamic Leisure and Entertainment ETF	NYSE Arca, Inc.	PEJ
Invesco Dynamic Market ETF	NYSE Arca, Inc.	PWC
Invesco Dynamic Media ETF	NYSE Arca, Inc.	PBS
Invesco Dynamic Networking ETF	NYSE Arca, Inc.	PXQ
Invesco Dynamic Oil & Gas Services ETF	NYSE Arca, Inc.	PXJ
Invesco Dynamic Pharmaceuticals ETF	NYSE Arca, Inc.	PJP
Invesco Dynamic Retail ETF	NYSE Arca, Inc.	PMR
Invesco Dynamic Semiconductors ETF	NYSE Arca, Inc.	PSI
Invesco Dynamic Software ETF	NYSE Arca, Inc.	PSJ
Invesco Financial Preferred ETF	NYSE Arca, Inc.	PGF
Invesco FTSE RAFI US 1000 ETF	NYSE Arca, Inc.	PRF
Invesco FTSE RAFI US 1500 Small-Mid ETF	The Nasdaq Stock Market	PRFZ

Fund	Principal U.S. Listing Exchange	Ticker
Invesco Global Listed Private Equity ETF	NYSE Arca, Inc.	PSP
Invesco Golden Dragon China ETF	The Nasdaq Stock Market	PGJ
Invesco High Yield Equity Dividend Achievers™ ETF	The Nasdaq Stock Market	PEY
Invesco Insider Sentiment ETF	NYSE Arca, Inc.	NFO
Invesco International Dividend Achievers™ ETF	The Nasdaq Stock Market	PID
Invesco NASDAQ Internet ETF	The Nasdaq Stock Market	PNQI
Invesco Russell 2000 Equal Weight ETF	NYSE Arca, Inc.	EQWS
Invesco Russell 2000 Pure Growth ETF	NYSE Arca, Inc.	PXSG
Invesco Russell 2000 Pure Value ETF	NYSE Arca, Inc.	PXSV
Invesco Russell Midcap Equal Weight ETF	NYSE Arca, Inc.	EQWM
Invesco Russell Midcap Pure Growth ETF	NYSE Arca, Inc.	PXMG
Invesco Russell Midcap Pure Value ETF	NYSE Arca, Inc.	PXMV
Invesco Russell Top 200 Equal Weight ETF	NYSE Arca, Inc.	EQWL
Invesco Russell Top 200 Pure Growth ETF	NYSE Arca, Inc.	PXLG
Invesco Russell Top 200 Pure Value ETF	NYSE Arca, Inc.	PXLV
Invesco S&P 100® Equal Weight ETF	NYSE Arca, Inc.	OEW
Invesco S&P 500 BuyWrite ETF	NYSE Arca, Inc.	PBP
Invesco S&P 500® Equal Weight ETF	NYSE Arca, Inc.	RSP
Invesco S&P 500® Equal Weight Consumer Discretionary ETF	NYSE Arca, Inc.	RCD
Invesco S&P 500® Equal Weight Consumer Staples ETF	NYSE Arca, Inc.	RHS
Invesco S&P 500® Equal Weight Energy ETF	NYSE Arca, Inc.	RYE
Invesco S&P 500® Equal Weight Financials ETF	NYSE Arca, Inc.	RYF
Invesco S&P 500® Equal Weight Health Care ETF	NYSE Arca, Inc.	RYH
Invesco S&P 500® Equal Weight Industrials ETF	NYSE Arca, Inc.	RGI
Invesco S&P 500® Equal Weight Materials ETF	NYSE Arca, Inc.	RTM
Invesco S&P 500® Equal Weight Real Estate ETF	NYSE Arca, Inc.	EWRE
Invesco S&P 500® Equal Weight Technology ETF	NYSE Arca, Inc.	RYT
Invesco S&P 500® Equal Weight Utilities ETF	NYSE Arca, Inc.	RYU
Invesco S&P 500® Pure Growth ETF	NYSE Arca, Inc.	RPG
Invesco S&P 500® Pure Value ETF	NYSE Arca, Inc.	RPV
Invesco S&P 500® Quality ETF	NYSE Arca, Inc.	SPHQ
Invesco S&P 500® Top 50 ETF	NYSE Arca, Inc.	XLG
Invesco S&P MidCap 400® Equal Weight ETF	NYSE Arca, Inc.	EWMC
Invesco S&P MidCap 400® Pure Growth ETF	NYSE Arca, Inc.	RFG
Invesco S&P MidCap 400® Pure Value ETF	NYSE Arca, Inc.	RFV
Invesco S&P SmallCap 600® Equal Weight ETF	NYSE Arca, Inc.	EWSC
Invesco S&P SmallCap 600® Pure Growth ETF	NYSE Arca, Inc.	RZG
Invesco S&P SmallCap 600® Pure Value ETF	NYSE Arca, Inc.	RZV
Invesco S&P Spin-Off ETF	NYSE Arca, Inc.	CSD
Invesco Water Resources ETF	The Nasdaq Stock Market	PHO
Invesco WilderHill Clean Energy ETF	NYSE Arca, Inc.	PBW
Invesco WilderHill Progressive Energy ETF	NYSE Arca, Inc.	PUW
Invesco Wilshire Micro-Cap ETF	NYSE Arca, Inc.	WMCR
Invesco Zacks Micro Cap ETF	NYSE Arca, Inc.	PZI
Invesco Zacks Mid-Cap ETF	NYSE Arca, Inc.	CZA
Invesco Zacks Multi-Asset Income ETF	NYSE Arca, Inc.	CVY

Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted. A copy of the Prospectus may be obtained without charge by writing to the Trust’s Distributor, Invesco Distributors, Inc., 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173, or by calling toll free 800.983.0903. The audited financial statements for each Fund contained in the Trust’s 2018 Annual Reports and the related reports of PricewaterhouseCoopers LLP, the independent registered public accounting firm of the Trust are incorporated herein by reference in the section “Financial Statements.” No other portions of the Trust’s Annual Reports are incorporated by reference in to this SAI.

GENERAL DESCRIPTION OF THE TRUST AND THE FUNDS

The Trust was organized as a Massachusetts business trust on June 9, 2000 and is authorized to have multiple series or portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of 83 Funds. This SAI contains information for 80 of the Funds. Each Fund (except as indicated below) is “non-diversified” and, as such, each such Fund’s investments are not required to meet certain diversification requirements under the 1940 Act. The following Funds are classified as “diversified:” Invesco BuyBack Achievers™ ETF, Invesco Cleantech™ ETF, Invesco Dividend Achievers™ ETF, Invesco DWA Basic Materials Momentum ETF, Invesco DWA Consumer Cyclicals Momentum ETF, Invesco DWA Consumer Staples Momentum ETF, Invesco DWA Energy Momentum ETF, Invesco DWA Financial Momentum ETF, Invesco DWA Healthcare Momentum ETF, Invesco DWA Industrials Momentum ETF, Invesco DWA Momentum ETF, Invesco DWA NASDAQ Momentum ETF, Invesco DWA Technology Momentum ETF, Invesco DWA Utilities Momentum ETF, Invesco Dynamic Large Cap Growth ETF, Invesco Dynamic Large Cap Value ETF, Invesco Dynamic Market ETF, Invesco FTSE RAFI US 1000 ETF, Invesco FTSE RAFI US 1500 Small-Mid ETF, Invesco Global Listed Private Equity ETF, Invesco High Yield Equity Dividend Achievers™ ETF, Invesco International Dividend Achievers™ ETF, Invesco Russell 2000 Equal Weight ETF, Invesco Russell 2000 Pure Growth ETF, Invesco Russell 2000 Pure Value ETF, Invesco Russell Midcap Equal Weight ETF, Invesco Russell Midcap Pure Growth ETF, Invesco Russell Midcap Pure Value ETF, Invesco Russell Top 200 Equal Weight ETF, Invesco Russell Top 200 Pure Growth ETF, Invesco Russell Top 200 Pure Value ETF, Invesco S&P 500 BuyWrite ETF, Invesco S&P 500® Quality ETF, Invesco WilderHill Clean Energy ETF, Invesco WilderHill Progressive Energy ETF and Invesco Zacks Micro Cap ETF. The shares of each of the Funds are referred to in this SAI as “Shares.”

The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its specific benchmark index (each, an “Underlying Index” or “Underlying Intellidex,” as applicable). Invesco Capital Management LLC (the “Adviser”), an indirect, wholly owned subsidiary of Invesco Ltd., manages the Funds.

Each Fund issues and redeems Shares at net asset value (“NAV”) only in aggregations of 50,000 Shares (each, a “Creation Unit” or a “Creation Unit Aggregation”). Each Fund generally issues and redeems Creation Units principally in exchange for a basket of securities included in its Underlying Index or Underlying Intellidex, as applicable (the “Deposit Securities”), together with the deposit of a specified cash payment (the “Cash Component”), plus certain transaction fees. Each Fund reserves the right to offer creations and redemptions of Shares for cash, although it has no current intention of doing so.

Except as set forth in the following sentence, the Shares of all of the Funds are listed on NYSE Arca, Inc. (“NYSE Arca”) (each an “NYSE Arca-listed Fund,” and collectively, the “NYSE Arca-listed Funds”). Shares of the following Funds are listed on The Nasdaq Stock Market (“NASDAQ”) (each a “NASDAQ-listed Fund,” and collectively, the “NASDAQ-listed Funds”): Invesco BuyBack Achievers™ ETF, Invesco Dividend Achievers™ ETF, Invesco DWA Basic Materials Momentum ETF, Invesco DWA Consumer Cyclicals Momentum ETF, Invesco DWA Consumer Staples Momentum ETF, Invesco DWA Energy Momentum ETF, Invesco DWA Financial Momentum ETF, Invesco DWA Healthcare Momentum ETF, Invesco DWA Industrials Momentum ETF, Invesco DWA Momentum ETF, Invesco DWA NASDAQ Momentum ETF, Invesco DWA Technology Momentum ETF, Invesco DWA Utilities Momentum ETF, Invesco FTSE RAFI US 1500 Small-Mid ETF, Invesco Golden Dragon China ETF, Invesco High Yield Equity Dividend Achievers™ ETF, Invesco International Dividend Achievers™ ETF, Invesco NASDAQ Internet ETF, and Invesco Water Resources ETF. Together, NYSE Arca and NASDAQ are the “Exchanges” and each is an “Exchange”.

Shares trade on the respective Exchanges at market prices that may be below, at, or above NAV. In the event of the liquidation of a Fund, the Trust may decrease the number of Shares in a Creation Unit.

Each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. See the “Creation and Redemption of Creation Unit Aggregations” section. To offset the added brokerage and other transaction costs a Fund incurs with using cash to purchase the requisite Deposit Securities, during each instance of cash creations or redemptions, the Funds may impose transaction fees that will be higher than the transaction fees associated with in-kind creations or redemptions.

The following Funds are successors to a corresponding predecessor fund (each, a “Predecessor Fund” and collectively, the “Predecessor Funds”) as a result of reorganizations that were consummated after the close of business on April 6, 2018 collectively, (each, “a Reorganization” and collectively, “the Reorganizations”): Invesco Dow Jones Industrial Average Dividend ETF, Invesco Insider Sentiment ETF, Invesco S&P 100® Equal Weight ETF, Invesco S&P 500® Equal Weight ETF, Invesco S&P 500® Equal Weight Consumer Discretionary ETF, Invesco S&P 500® Equal Weight Consumer Staples ETF, Invesco S&P 500® Equal Weight Energy ETF, Invesco S&P 500® Equal Weight Financials ETF, Invesco S&P 500® Equal Weight Health Care ETF, Invesco S&P 500® Equal Weight Industrials ETF, Invesco S&P 500® Equal Weight Materials ETF, Invesco S&P 500® Equal Weight Real Estate ETF, Invesco S&P 500® Equal Weight Technology ETF, Invesco S&P 500® Equal Weight Utilities ETF, Invesco S&P 500® Pure Growth ETF, Invesco S&P 500® Pure Value ETF, Invesco S&P 500® Top 50 ETF, Invesco S&P MidCap 400® Equal Weight ETF, Invesco S&P MidCap 400® Pure Growth ETF, Invesco S&P MidCap 400® Pure Value ETF, Invesco S&P SmallCap 600® Equal Weight ETF, Invesco S&P SmallCap 600® Pure Growth ETF, Invesco S&P SmallCap 600® Pure Value ETF, Invesco S&P Spin-Off ETF, Invesco Wilshire Micro-Cap ETF, Invesco Zacks Mid-Cap ETF, Invesco Zacks Multi-Asset Income ETF. Each such Fund adopted the performance and financial information of its corresponding Predecessor Fund; therefore, information presented prior to the Reorganizations is that of the Predecessor Fund.

EXCHANGE LISTING AND TRADING

Shares of each NYSE Arca-listed Fund and each NASDAQ-listed Fund are listed for trading, and trade throughout the day, on their respective Exchange.

There can be no assurance that a Fund will continue to meet the requirements of its Exchange necessary to maintain the listing of the Fund’s Shares. The Exchanges may, but are not required to, remove the Shares of a Fund from listing if: (i) following the initial 12-month period beginning at the commencement of trading of a Fund, there are fewer than 50 beneficial owners of the Shares of the Fund; (ii) the value of the Fund’s Underlying Index or Underlying Intellidex no longer is calculated or available; (iii) a Fund’s Underlying Index or Underlying Intellidex fails to meet certain continued listing standards of an Exchange; (iv) the “intraday indicative value” (“IIV”) of a Fund is no longer calculated or available; or (v) such other event shall occur or condition shall exist that, in the opinion of the relevant Exchange, makes further dealings on such Exchange inadvisable. The applicable Exchange will remove the Shares of a Fund from listing and trading upon termination of a Fund.

As in the case of other stocks traded on the Exchanges, brokers’ commissions on transactions will be based on negotiated commission rates at customary levels.

The Trust reserves the right to adjust the price levels of the Shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of a Fund.

In order to provide additional information regarding the indicative value of Shares of the Funds, the Exchanges or a market data vendor disseminates every 15 seconds through the facilities of the Consolidated Tape Association or other widely disseminated means, an updated IIV for the NYSE Arca-listed Funds and NASDAQ-listed Funds, respectively, as calculated by an information provider or market data vendor. The Trust is not involved in, or responsible for any aspect of, the calculation or dissemination of the IIVs and makes no representation or warranty as to the accuracy of the IIVs.

For the NYSE Arca-listed Funds:

Shares of the NYSE Arca-listed Funds are not sponsored, endorsed, or promoted by NYSE Arca or its affiliates. NYSE Arca and its affiliates make no representation or warranty, express or implied, to the owners of the Shares of the NYSE Arca-listed Funds and NYSE Arca is not responsible for, nor has it participated in, the determination of the timing of, prices of, or quantities of Shares to be issued, nor in the determination or calculation of the equation by which the Shares are redeemable. NYSE Arca and its affiliates have no obligation or liability to owners of Shares of the NYSE Arca-listed Funds in connection with the administration, marketing, or trading of Shares.

NYSE Arca and its affiliates make no warranty, express or implied, as to results to be obtained by the Trust on behalf of the NYSE Arca-listed Funds, owners of Shares, or any other person or entity. Without limiting any of the foregoing, in no event shall NYSE Arca have any liability for any lost profits or indirect, punitive, special, or consequential damages even if notified of the possibility thereof.

For the NASDAQ-listed Funds:

The NASDAQ-listed Funds are not sponsored, endorsed, sold or promoted by NASDAQ or its affiliates (collectively, the Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the NASDAQ-listed Funds. The Corporations make no representation or warranty, express or implied, to the owners of the NASDAQ-listed Funds or any member of the public regarding the advisability of investing in securities generally or in the NASDAQ-listed Funds particularly. The Corporations’ only relationship to the Trust is as a calculation agent for the IIVs for the respective NASDAQ-listed Funds’ Shares. The Corporations have no liability in connection with the administration, marketing or trading of the NASDAQ-listed Funds.

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY OR COMPLETENESS OF THE DATA ON WHICH THE IIV CALCULATIONS ARE BASED OR THE ACTUAL COMPUTATION OF THE VALUE OF THE IIV, NOR SHALL THE CORPORATIONS BE RESPONSIBLE FOR ANY DELAYS IN THE COMPUTATION OR DISSEMINATION OF THE IIV VALUES. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE TRUST, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE IIVS OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE IIVS OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

INVESTMENT RESTRICTIONS

Investment Restrictions

The Funds have adopted as fundamental policies the investment restrictions numbered (1) through (14) below, except that restrictions (1) and (2) only apply to those Funds classified as “diversified” Funds, as listed above in the section “General Description of the Trust and the Funds.” Except as noted in the prior sentence or as otherwise noted below, each Fund, as a fundamental policy, may not:

(1) As to 75% of its total assets, invest more than 5% of the value of its total assets in the securities of any one issuer (other than obligations issued, or guaranteed, by the U.S. Government, its agencies or instrumentalities).

(2) As to 75% of its total assets, purchase more than 10% of all outstanding voting securities or any class of securities of any one issuer.

(3) With respect to the Invesco Dynamic Market ETF and Invesco DWA NASDAQ Momentum ETF, invest 25% or more of the value of its total assets in securities of issuers in any one industry or group of industries, except to the extent that the Underlying Index concentrates in an industry or group of industries. This restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

(4) With respect to the Invesco Aerospace & Defense ETF, Invesco BuyBack Achievers™ ETF, Invesco Cleantech™ ETF, Invesco Dividend Achievers™ ETF, Invesco DWA Momentum ETF, Invesco DWA Basic Materials Momentum ETF, Invesco Dynamic Biotechnology & Genome ETF, Invesco Dynamic Building & Construction ETF, Invesco DWA Consumer Cyclicals Momentum ETF, Invesco DWA Consumer Staples Momentum ETF, Invesco Dynamic Energy Exploration & Production ETF, Invesco DWA Energy Momentum ETF, Invesco DWA Financial Momentum ETF, Invesco Dynamic Food & Beverage ETF, Invesco DWA Healthcare Momentum ETF, Invesco DWA Industrials Momentum ETF, Invesco Dynamic Large Cap Growth ETF, Invesco Dynamic Large Cap Value ETF, Invesco Dynamic Leisure and Entertainment ETF, Invesco Dynamic Media ETF, Invesco Dynamic Networking ETF, Invesco Dynamic Oil & Gas Services ETF, Invesco Dynamic Pharmaceuticals ETF, Invesco Dynamic Retail ETF, Invesco Dynamic Semiconductors ETF, Invesco Dynamic Software ETF, Invesco DWA Technology Momentum ETF, Invesco DWA Utilities Momentum ETF, Invesco Financial Preferred ETF, Invesco FTSE RAFI US 1000 ETF, Invesco FTSE RAFI US 1500 Small-Mid ETF, Invesco Golden Dragon China ETF, Invesco High Yield Equity Dividend Achievers ETF, Invesco International Dividend Achievers ETF, Invesco Global Listed Private Equity ETF, Invesco NASDAQ Internet ETF, Invesco Russell Top 200 Equal Weight ETF, Invesco Russell Midcap Pure Growth ETF, Invesco Russell Midcap Equal Weight ETF, Invesco Russell Midcap Pure Value ETF, Invesco Russell 2000 Pure Growth ETF, Invesco Russell 2000 Equal Weight ETF, Invesco Russell 2000 Pure Value ETF, Invesco S&P 500 BuyWrite ETF, Invesco S&P 500® Quality ETF, Invesco Water Resources ETF, Invesco WilderHill Clean Energy ETF, Invesco WilderHill Progressive Energy ETF and Invesco Zacks Micro Cap ETF, invest 25% or more of the value of its total assets in securities of issuers in any one industry or group of industries, except to the extent that the respective Underlying Index or Underlying Intellidex that the Fund replicates, concentrates in an industry or group of industries. The Invesco Water Resources ETF will invest at least 25% of the value of its total assets in the water industry. This restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

(5) With respect to Invesco Dow Jones Industrial Average Dividend ETF, Invesco Insider Sentiment ETF, Invesco Russell Top 200 Pure Growth ETF, Invesco Russell Top 200 Pure Value ETF, Invesco S&P 100® Equal Weight ETF, Invesco S&P 500® Equal Weight ETF, Invesco S&P 500® Equal Weight Consumer Discretionary ETF, Invesco S&P 500® Equal Weight Consumer Staples ETF, Invesco S&P 500® Equal Weight Energy ETF, Invesco S&P 500® Equal Weight Financials ETF, Invesco S&P 500® Equal Weight Health Care ETF, Invesco S&P 500® Equal Weight Industrials ETF, Invesco S&P 500® Equal Weight Materials ETF, Invesco S&P 500® Equal Weight Real Estate ETF, Invesco S&P 500® Equal Weight Technology ETF, Invesco S&P 500® Equal Weight Utilities ETF, Invesco S&P 500® Pure Growth ETF, Invesco S&P 500® Pure Value ETF, Invesco S&P 500® Top 50 ETF, Invesco S&P MidCap 400® Equal Weight ETF, Invesco S&P MidCap 400® Pure Growth ETF, Invesco S&P MidCap 400® Pure Value ETF, Invesco S&P SmallCap 600® Equal Weight ETF, Invesco S&P SmallCap 600® Pure

Growth ETF, Invesco S&P SmallCap 600® Pure Value ETF, Invesco S&P Spin-Off ETF, Invesco Wilshire Micro-Cap ETF, Invesco Zacks Mid-Cap ETF and Invesco Zacks Multi-Asset Income ETF invest more than 25% of the value of its net assets in securities of issuers in any one industry or group of industries, except to the extent that the Underlying Index that the Fund replicates concentrates in an industry or group of industries. This restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

(6) With respect to the Invesco Dynamic Market ETF, Invesco DWA NASDAQ Momentum ETF, Invesco Golden Dragon China ETF and Invesco High Yield Equity Dividend Achievers™ ETF, borrow money, except that the Fund may (i) borrow money from banks for temporary or emergency purposes (but not for leverage or the purchase of investments) and (ii) make other investments or engage in other transactions permissible under the 1940 Act that may involve a borrowing, provided that the combination of (i) and (ii) shall not exceed 33 1/3% of the value of the Fund’s total assets (including the amount borrowed), less the Fund’s liabilities (other than borrowings).

(7) With respect to the Invesco Aerospace & Defense ETF, Invesco Cleantech™ ETF, Invesco Dividend Achievers™ ETF, Invesco Dynamic Biotechnology & Genome ETF, Invesco Dynamic Building & Construction ETF, Invesco Dynamic Energy Exploration & Production ETF, Invesco Dynamic Food & Beverage ETF, Invesco Dynamic Large Cap Growth ETF, Invesco Dynamic Large Cap Value ETF, Invesco Dynamic Leisure and Entertainment ETF, Invesco Dynamic Media ETF, Invesco Dynamic Networking ETF, Invesco Dynamic Oil & Gas Services ETF, Invesco Dynamic Pharmaceuticals ETF, Invesco Dynamic Retail ETF, Invesco Dynamic Semiconductors ETF, Invesco Dynamic Software ETF, Invesco DWA Utilities Momentum ETF, Invesco FTSE RAFI US 1000 ETF, Invesco International Dividend Achievers™ ETF, Invesco Russell Midcap Pure Growth ETF, Invesco Russell Midcap Pure Value ETF, Invesco Russell 2000 Pure Growth ETF, Invesco Russell 2000 Pure Value ETF, Invesco S&P 500 Quality ETF, Invesco Water Resources ETF, Invesco WilderHill Clean Energy ETF and Invesco Zacks Micro Cap ETF, borrow money, except that the Fund may (i) borrow money from banks for temporary or emergency purposes (but not for leverage or the purchase of investments) up to 10% of its assets and (ii) make other investments or engage in other transactions permissible under the 1940 Act that may involve a borrowing, provided that the combination of (i) and (ii) shall not exceed 33 1/3% of the value of the Fund’s total assets (including the amount borrowed), less the Fund’s liabilities (other than borrowings).

(8) With respect to the Invesco BuyBack Achievers™ ETF, Invesco DWA Momentum ETF, Invesco DWA Basic Materials Momentum ETF, Invesco DWA Consumer Cyclicals Momentum ETF, Invesco DWA Consumer Staples Momentum ETF, Invesco DWA Energy Momentum ETF, Invesco DWA Financial Momentum ETF, Invesco DWA Healthcare Momentum ETF, Invesco DWA Industrials Momentum ETF, Invesco DWA Technology Momentum ETF, Invesco Financial Preferred ETF, Invesco FTSE RAFI US 1500 Small-Mid ETF, Invesco Global Listed Private Equity ETF, Invesco NASDAQ Internet ETF, Invesco Russell Top 200 Equal Weight ETF, Invesco Russell Midcap Equal Weight ETF, Invesco Russell 2000 Equal Weight ETF, Invesco S&P 500 BuyWrite ETF and Invesco WilderHill Progressive Energy ETF, borrow money, except that the Fund may (i) borrow money from banks for temporary or emergency purposes (but not for leverage or the purchase of investments) up to 10% of its total assets and (ii) make other investments or engage in other transactions permissible under the 1940 Act that may involve a borrowing, provided that the combination of (i) and (ii) shall not exceed 33 1/3% of the value of the Fund’s total assets (including the amount borrowed), less the Fund’s liabilities (other than borrowings).

(9) With respect to the Invesco Dow Jones Industrial Average Dividend ETF, Invesco Insider Sentiment ETF, Invesco Russell Top 200 Pure Growth ETF and Invesco Russell Top 200 Pure Value ETF, Invesco S&P 100® Equal Weight ETF, Invesco S&P 500® Equal Weight ETF, Invesco S&P 500® Equal Weight Consumer Discretionary ETF, Invesco S&P 500® Equal Weight Consumer Staples ETF, Invesco S&P 500® Equal Weight Energy ETF, Invesco S&P 500® Equal Weight Financials ETF, Invesco S&P 500® Equal Weight Health Care ETF, Invesco S&P 500® Equal Weight Industrials ETF, Invesco S&P 500® Equal Weight Materials ETF, Invesco S&P 500® Equal Weight Real Estate ETF, Invesco S&P 500® Equal Weight Technology ETF, Invesco S&P 500® Equal Weight Utilities ETF, Invesco S&P 500® Pure Growth ETF, Invesco S&P 500® Pure Value ETF, Invesco S&P 500® Top 50 ETF, Invesco S&P MidCap 400® Equal Weight ETF, Invesco S&P MidCap 400® Pure Growth ETF, Invesco S&P MidCap 400® Pure Value ETF, Invesco S&P SmallCap 600® Equal Weight ETF, Invesco S&P SmallCap 600® Pure Growth ETF, Invesco S&P SmallCap 600® Pure Value ETF, Invesco S&P Spin-Off ETF, Invesco Wilshire Micro-Cap ETF, Invesco Zacks Mid-Cap ETF and Invesco Zacks Multi-Asset Income ETF, borrow money, except that the Fund may borrow money to the extent permitted by (i) the 1940 Act, (ii) the rules and regulations promulgated by the Securities and Exchange Commission (“SEC”) under the 1940 Act, or (iii) an exemption or other relief applicable to the Fund from the provisions of the 1940 Act.

(10) Act as an underwriter of another issuer’s securities, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended (the “Securities Act”) in connection with the purchase and sale of portfolio securities.

(11) Make loans to other persons, except through (i) the purchase of debt securities permissible under the Fund’s investment policies, (ii) repurchase agreements or (iii) the lending of portfolio securities, provided that no such loan of portfolio securities may be made by the Fund if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of the Fund’s total assets.

(12) Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund (i) from purchasing or selling options, futures contracts or other derivative instruments, or (ii) from investing in securities or other instruments backed by physical commodities).

(13) Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prohibit the Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities).

(14) Issue senior securities, except as permitted under the 1940 Act.

Except for restrictions (6), (7), (8), (9), (11)(iii) and (14), if a Fund adheres to a percentage restriction at the time of investment, a later increase in percentage resulting from a change in market value of the investment or the total assets, or the sale of a security out of the portfolio, will not constitute a violation of that restriction. With respect to restrictions (6), (7), (8), (9), (11)(iii) and (14), in the event that a Fund’s borrowings, repurchase agreements and loans of portfolio securities at any time exceed 33 1/3% of the value of the Fund’s total assets (including the amount borrowed and the collateral received), less the Fund’s liabilities (other than borrowings or loans) due to subsequent changes in the value of the Fund’s assets or otherwise, within three days (excluding Sundays and holidays), the Fund will take corrective action to reduce the amount of its borrowings, repurchase agreements and loans of portfolio securities to an extent that such borrowings, repurchase agreements and loans of portfolio securities will not exceed 33 1/3% of the value of the Fund’s total assets (including the amount borrowed and the collateral received) less the Fund’s liabilities (other than borrowings or loans).

The foregoing fundamental investment policies cannot be changed as to a Fund without approval by holders of a “majority of the Fund’s outstanding voting securities.” As defined in the 1940 Act, this means the vote of (i) 67% or more of the Fund’s Shares present at a meeting, if the holders of more than 50% of the Fund’s Shares are present or represented by proxy, or (ii) more than 50% of the Fund’s Shares, whichever is less.

In addition to the foregoing fundamental investment policies, each Fund also is subject to the following non-fundamental investment restrictions and policies, which may be changed by the Board of Trustees of the Trust (the “Board”) without shareholder approval. Each Fund may not:

(1) Except for Invesco Russell Top 200 Pure Growth ETF and Invesco Russell Top 200 Pure Value ETF, sell securities short, unless the Fund owns or has the right to obtain securities equivalent in kind and amount to the securities sold short at no added cost, and provided that transactions in options, futures contracts, options on futures contracts or other derivative instruments are not deemed to constitute selling securities short.

(2) With respect to Invesco Russell Top 200 Pure Growth ETF and Invesco Russell Top 200 Pure Large Value ETF, sell securities short, unless the Fund owns or has the right to obtain securities equivalent in kind and amount to the securities sold short at no added cost.

(3) Except for Invesco Russell Top 200 Pure Growth ETF and Invesco Russell Top 200 Pure Value ETF, purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions; and provided that margin deposits in connection with futures contracts, options on futures contracts or other derivative instruments shall not constitute purchasing securities on margin.

(4) With respect to Invesco Russell Top 200 Pure Growth ETF and Invesco Russell Top 200 Pure Value ETF, purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions.

(5) With respect to Invesco Dow Jones Industrial Average Dividend ETF, Invesco Global Listed Private Equity ETF, Invesco Insider Sentiment ETF, Invesco S&P Spin-Off ETF, Invesco Wilshire Micro-Cap ETF, Invesco Zacks Mid-Cap ETF and Invesco Zacks Multi-Asset Income ETF, purchase securities of open-end or closed-end investment companies except in compliance with the 1940 Act.

(6) Except for Invesco Dow Jones Industrial Average Dividend ETF, Invesco Global Listed Private Equity ETF, Invesco Insider Sentiment ETF, Invesco S&P Spin-Off ETF, Invesco Wilshire Micro-Cap ETF, Invesco Zacks Mid-Cap ETF and Invesco Zacks Multi-Asset Income ETF, purchase securities of open-end or closed-end investment companies except in compliance with the 1940 Act, although the Fund may not acquire any securities of registered open-end investment companies or registered unit investment trusts in reliance on Sections 12(d)(1)(F) and 12(d)(1)(G) of the 1940 Act.

(7) Invest in direct interests in oil, gas or other mineral exploration programs or leases; however, the Fund may invest in the securities of issuers that engage in these activities.

(8) Invest in illiquid securities if, as a result of such investment, more than 15% of the Fund’s net assets would be invested in illiquid securities.

(9) With respect to the Invesco Dynamic Market ETF, Invesco DWA NASDAQ Momentum ETF, Invesco Golden Dragon China ETF and Invesco High Yield Equity Dividend Achievers™ ETF, enter into futures contracts or related options if more than 30% of the Fund’s net assets would be represented by such instruments or more than 5% of the Fund’s net assets would be committed to initial margin deposits and premiums on futures contracts and related options.

The investment objective of each Fund is a non-fundamental policy that the Board may change without approval by shareholders upon 60 days’ written notice to shareholders.

In accordance with the 1940 Act, each Fund (except Invesco BuyBack Achievers™ ETF, Invesco Dow Jones Industrial Average Dividend ETF, Invesco DWA Momentum ETF, Invesco Dynamic Market ETF, Invesco FTSE RAFI US 1000 ETF, Invesco Insider Sentiment ETF, Invesco International Dividend Achievers™ ETF, Invesco DWA NASDAQ Momentum ETF, Invesco Russell Top 200 Equal Weight ETF, Invesco Russell Top 200 Pure Growth ETF, Invesco Russell Top 200 Pure Value ETF, Invesco Russell 2000 Equal Weight ETF, Invesco Russell 2000 Pure Growth ETF, Invesco Russell 2000 Pure Value ETF, Invesco S&P 100® Equal Weight ETF, Invesco S&P 500® Equal Weight ETF, Invesco S&P 500® Pure Growth ETF, Invesco S&P 500® Pure Value ETF, Invesco S&P 500® Quality ETF, Invesco S&P 500® Top 50 ETF, Invesco S&P Spin-Off ETF and Invesco Zacks Multi-Asset Income ETF) has adopted a policy to invest at least 80% of the value of its total assets in certain types of securities (e.g., securities of companies of a particular size of capitalization, such as small-, mid-, or large-cap securities) or in securities of companies operating in a particular industry or economic sector (e.g., securities of energy, technology or healthcare companies) that is suggested by the Fund’s name (for each such Fund, an “80% investment policy”). Each Fund with an 80% investment policy considers the securities suggested by its name to be those securities that comprise its respective Underlying Index or Underlying Intellidex. Therefore, each Fund with an 80% investment policy anticipates meeting its 80% investment policy because the terms of the Trust’s exemptive relief already requires each Fund to invest at least 90% of the value of its total assets in the applicable type of securities that comprise its respective Underlying Index or Underlying Intellidex. The 80% investment policy for each of these Funds is a non-fundamental policy, and each Fund will provide its shareholders with at least 60 days’ prior written notice of any change to its 80% investment policy. If, subsequent to an investment, a Fund invests less than 80% of its total assets pursuant to its 80% investment policy, that Fund will make future investments in securities that satisfy the policy.

INVESTMENT STRATEGIES AND RISKS

Investment Strategies

Each Fund’s investment objective is to seek to track the investment results, before fees and expenses, of its respective Underlying Index or Underlying Intellidex. Each Fund seeks to achieve its investment objective by investing primarily in securities that comprise its Underlying Index or Underlying Intellidex. Each Fund operates as an index fund and will not be actively managed. Each Fund (except Invesco Financial Preferred ETF and Invesco Wilshire Micro-Cap ETF) attempts to replicate, before fees and expenses, the performance of its Underlying Index or Underlying Intellidex by generally investing in all of the securities comprising its Underlying Index or

Underlying Intellidex in proportion to the weightings of the securities in the Underlying Index or Underlying Intellidex, although any Fund may use sampling techniques for the purpose of complying with regulatory or investment restrictions or when sampling is deemed appropriate to track an Underlying Index or Underlying Intellidex. Invesco Financial Preferred ETF and Invesco Wilshire Micro-Cap ETF generally use a “sampling” methodology to seek to achieve its respective investment objective. Funds using a sampling methodology may not be as well-correlated with the return of its Underlying Index or Underlying Intellidex as would be the case if the Fund purchased all of the securities in its Underlying Index or Underlying Intellidex in the proportions represented in such Underlying Index or Underlying Intellidex.

Investment Risks

A discussion of each Fund’s principal risks associated with an investment in the Funds is contained in the Funds’ Prospectus in the “Summary Information—Principal Risks of Investing in the Fund” and “Additional Information About the Funds’ Strategies and Risks—Principal Risks of Investing in the Funds” and “—Additional Risks of Investing in the Funds” sections. The discussion below supplements, and should be read in conjunction with, these sections.

An investment in a Fund should be made with an understanding that the value of the Fund’s portfolio securities may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of common stocks in general and other factors that affect the market.

An investment in a Fund also should be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the stock market may deteriorate (either of which may cause a decrease in the value of the portfolio securities, and thus in the value of Shares). Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises.

The Funds are not actively managed, and therefore the adverse financial condition of any one issuer will not result in the elimination of its securities from the securities a Fund holds unless the respective index provider removes the securities of such issuer from its respective Underlying Index or Underlying Intellidex.

Correlation and Tracking Error. Correlation measures the degree of association between the returns of a Fund and its Underlying Index or Underlying Intellidex. Each Fund seeks a correlation over time of 0.95 or better between the Fund’s performance and the performance of its Underlying Index or Underlying Intellidex; a figure of 1.00 would indicate perfect correlation. Correlation is calculated at each Fund’s fiscal year-end by comparing the Fund’s average monthly total returns, before fees and expenses, to its Underlying Index’s or Underlying Intellidex’s average monthly total returns over the prior one-year period (or since inception if the Fund has been in existence for less than one year). Another means of evaluating the degree of correlation between the returns of a Fund and its Underlying Index or Underlying Intellidex is to assess the “tracking error” between the two. Tracking error means the variation between each Fund’s annual return and the return of its Underlying Index or Underlying Intellidex, expressed in terms of standard deviation. Each Fund seeks to have a tracking error of less than 5%, measured on a monthly basis over a one-year period, by taking the standard deviation of the difference in the Fund’s returns versus the Underlying Index’s or Underlying Intellidex’s returns.

An investment in each Fund also should be made with an understanding that the Fund will not be able to replicate exactly the performance of its Underlying Index or Underlying Intellidex because the total return the securities generate will be reduced by transaction costs incurred in adjusting the actual balance of the securities and other Fund expenses, whereas such transaction costs and expenses are not included in the calculation of its Underlying Index or Underlying Intellidex. Also, to the extent that a Fund were to issue and redeem Creation Units principally for cash, it will incur higher costs in buying and selling securities than if it issued and redeemed Creation Units principally in-kind.

In addition, the use of a representative sampling approach (which may arise for a number of reasons, including a large number of securities within an Underlying Index or Underlying Intellidex, or the limited assets of a Fund) may cause a Fund not to be as well correlated with the return of its Underlying Index or Underlying Intellidex as would be the case if the Fund purchased all of the securities in its Underlying Index or Underlying Intellidex in the proportions represented in such Underlying Index or Underlying Intellidex. It is also possible that, for short periods of time, a Fund may not fully replicate the performance of its Underlying Index or Underlying Intellidex due to the temporary unavailability of certain Underlying Index or Underlying Intellidex securities in the secondary market or due to other extraordinary circumstances. Such events are unlikely to continue for an extended period of time, because a Fund is required to correct such imbalances by means of adjusting the composition of its portfolio holdings. It also is possible that the composition of a Fund may not replicate exactly the composition of its respective Underlying Index or Underlying Intellidex if the Fund has to adjust its portfolio holdings to continue to qualify as a “regulated investment company” (a “RIC”) under Subchapter M of Chapter 1 of Subtitle A of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”).

Common Stocks and Other Equity Securities. Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the issuer, generally have inferior rights to receive payments from the issuer in comparison with the rights of creditors, or holders of debt obligations or preferred stocks. Unlike debt securities, which typically have a stated principal amount payable at maturity (whose value, however, is subject to market fluctuations prior thereto), or preferred stocks, which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity.

Lending Portfolio Securities. From time to time, certain Funds (as the Adviser shall so determine) may lend their portfolio securities (principally to brokers, dealers or other financial institutions) to generate additional income. Such loans are callable at any time and are secured continuously by segregated cash collateral equal to at least 102% (105% for international securities) of the market value, determined daily, of the loaned securities. Each of the foregoing Funds may lend portfolio securities to the extent of one-third of its total assets. A Fund will loan its securities only to parties that the Adviser has determined are in good standing and when, in the Adviser’s judgment, the potential income earned would justify the risks.

A Fund will not have the right to vote securities while they are on loan, but it will recall securities on loan if the Adviser determines that the shareholder meeting is called for purposes of voting on material events that could have a material impact on the Fund’s loaned securities and for which the vote could be material to the Fund. A Fund would receive income in lieu of dividends on loaned securities and may, at the same time, generate income on the loan collateral or on the investment of any cash collateral.

Securities lending involves a risk of loss because the borrower may fail to return the securities in a timely manner or at all. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a Fund could experience delays and costs in recovering securities loaned or gaining access to the collateral. If a Fund is not able to recover the securities loaned, the Fund may sell the collateral and purchase a replacement security in the market. Lending securities entails a risk of loss to a Fund if and to the extent that the market value of the loaned securities increases and the collateral is not increased accordingly. Securities lending also involves exposure to operational risk (the risk of loss resulting from errors in the settlement and accounting process) and “gap risk” (the risk that the return on cash collateral reinvestments will be less than the fees paid to the borrower).

Any cash received as collateral for loaned securities will be invested, in accordance with a Fund’s investment guidelines, in an affiliated money market fund. Investing this cash subjects that investment to market appreciation or depreciation. For purposes of determining whether a Fund is complying with its investment policies, strategies and restrictions, the Fund or the Adviser will consider the loaned securities as assets of the Fund, but will not consider any collateral received as a Fund asset. A Fund will bear any loss on the investment of cash collateral. A Fund may have to pay the borrower a fee based on the amount of cash collateral.

For a discussion of the federal income tax considerations relating to lending portfolio securities, see “Taxes.”

Repurchase Agreements. Each Fund may enter into repurchase agreements, which are agreements pursuant to which a Fund acquires securities from a third party with the understanding that the seller will repurchase them at a fixed price on an agreed date. These agreements may be made with respect to any of the portfolio securities in which a Fund is authorized to invest. Repurchase agreements may be characterized as loans secured by the underlying securities. Each Fund may enter into repurchase agreements with (i) member banks of the Federal Reserve System having total assets in excess of $500 million and (ii) securities dealers (“Qualified Institutions”). The Adviser will monitor the continued creditworthiness of Qualified Institutions.

The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities, as a result of its bankruptcy or otherwise, a Fund will seek to dispose of such securities, which could involve costs or delays. If the seller becomes insolvent and subject to liquidation or reorganization under applicable bankruptcy or other laws, a Fund’s ability to dispose of the underlying securities may be restricted. Finally, a Fund may not be able to substantiate its interest in the underlying securities. To minimize this risk, the custodian will hold the securities underlying the repurchase agreement at all times in an amount at least equal to the repurchase price, including accrued interest. If the seller fails to repurchase the securities, a Fund may suffer a loss to the extent proceeds from the sale of the underlying securities are less than the repurchase price.

The resale price reflects the purchase price plus an agreed upon market rate of interest. The collateral is marked-to-market daily.

Reverse Repurchase Agreements. Each Fund may enter into reverse repurchase agreements, which involve the sale of securities with an agreement to repurchase the securities at an agreed-upon price, date and interest payment and have the characteristics of borrowing. The securities purchased with the funds obtained from the agreement and securities collateralizing the agreement will have maturity dates no later than the repayment date. Generally, the effect of such transactions is that a Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while in many cases the Fund is able to keep some of the interest income associated with those securities. Such transactions are only advantageous if a Fund has an opportunity to earn a greater rate of return on the cash derived from these transactions than the interest cost of obtaining the same amount of cash. Opportunities to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid may not always be available and the Funds intend to use the reverse repurchase technique only when the Adviser believes it will be advantageous to a Fund. The use of reverse repurchase agreements may exaggerate any interim increase or decrease in the value of a Fund’s assets. The custodian bank will maintain a separate account for a Fund with securities having a value equal to or greater than such commitments. Under the 1940 Act, reverse repurchase agreements are considered borrowings.

Money Market Instruments. Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity. The instruments in which a Fund may invest include: (i) short-term obligations issued by the U.S. Government; (ii) negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions; (iii) commercial paper rated at the date of purchase “Prime-1” by Moody’s Investors Service, Inc. or “A-1+” or “A-1” by Standard & Poor’s or, if unrated, of comparable quality as the Adviser determines; (iv) repurchase agreements; and (v) money market mutual funds, including affiliated money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

U.S. Government Obligations. Each Fund may invest in short-term U.S. government obligations. U.S. Government obligations are a type of bond and include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities. These include bills, notes and bonds issued by the U.S. Treasury, as well as “stripped” or “zero coupon” U.S. Treasury obligations representing future interest or principal payments on U.S. Treasury notes or bonds.

Stripped securities are created when the issuer separates the interest and principal components of an instrument and sells them as separate securities. In general, one security is entitled to receive the interest payments on the underlying assets (the interest only or “IO” security) and the other to receive the principal payments (the principal only or “PO” security). Some stripped securities may receive a combination of interest and principal payments. The yields to maturity on IOs and POs are sensitive to the expected or anticipated rate of principal payments (including prepayments) on the related underlying assets, and principal payments may have a material effect on yield to maturity. If the underlying assets experience greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IOs. Conversely, if the underlying assets experience less than anticipated prepayments of principal, the yield on POs could be adversely affected. Stripped securities may be highly sensitive to changes in interest rates and rates of prepayment.

Short-term obligations of certain agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association (“GNMA”), are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal National Mortgage Association (“FNMA”), are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the former Student Loan Marketing Association (“SLMA”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; still others, although issued by an instrumentality chartered by the U.S. Government, like the Federal Farm Credit Bureau (“FFCB”), are supported only by the credit of the instrumentality.

In 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac into conservatorship. Since that time, Fannie Mae and Freddie Mac have received significant capital support through U.S. Treasury preferred stock purchases as well as U.S. Treasury and Federal Reserve purchases of their mortgage backed securities. While the purchase programs for mortgage-backed securities ended in 2010, the U.S. Treasury continued its support for the entities’ capital as necessary to prevent a negative net worth, no assurance can be given that the Federal Reserve, U.S. Treasury, or FHFA initiatives discussed above will ensure that Fannie Mae and Freddie Mac will remain successful in meeting their obligations with respect to the debt and mortgage-backed securities they issue. In addition, Fannie Mae and Freddie Mac are also the subject of several continuing class action lawsuits and investigations by federal regulators, which (along with any resulting financial restatements) may adversely affect the guaranteeing entities. Importantly, the future of the entities is in serious question as the U.S. Government is considering multiple options, ranging from significant reform, nationalization, privatization, consolidation, or abolishment of the entities.

The FHFA and the U.S. Treasury (through its agreements to purchase preferred stock of Fannie Mae and Freddie Mac) also have imposed strict limits on the size of the mortgage portfolios of Fannie Mae and Freddie Mac. In August 2012, the U.S. Treasury amended its preferred stock purchase agreements to provide that the portfolios of Fannie Mae and Freddie Mac will be wound down at an annual rate of 15 percent (up from the previously agreed annual rate of 10 percent), requiring Fannie Mae and Freddie Mac to reach the $250 billion target four years earlier than previously planned. Further, when a ratings agency downgraded long-term U.S. Government debt in August 2011, the agency also downgraded the bond ratings of Fannie Mae and Freddie Mac, from AAA to AA+, based on their direct reliance on the U.S. Government (although that rating did not directly relate to their mortgage-backed securities). The U.S. Government’s commitment to ensure that Fannie Mae and Freddie Mac have sufficient capital to meet their obligations was, however, unaffected by the downgrade.

The U.S. Treasury has put in place a set of financing agreements to help ensure that these entities continue to meet their obligations to holders of bonds they have issued or guaranteed. The U.S. Government may choose not to provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer were to default, a Fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.

Other Investment Companies. Each Fund may invest in the securities of other investment companies, including exchange-traded funds, non-exchange traded U.S. registered open-end investment companies (mutual funds), closed-end investment companies, or non-U.S. investment companies traded on foreign exchanges, beyond the limits permitted under the 1940 Act, subject to certain terms and conditions set forth in an SEC exemptive order issued to the Trust in 2012 pursuant to Section 12(d)(2)(J) of the 1940 Act (the “2012 Order”). Absent such exemptive relief, a Fund’s investment in investment companies would be limited to, subject to certain exceptions, (i) 3% of the total outstanding voting stock of any one investment company, (ii) 5% of the Fund’s total assets with respect to any one investment company and (iii) 10% of the Fund’s total assets of investment companies in the aggregate. However, as a non-fundamental restriction, no Fund (except Invesco Dow Jones Industrial Average Dividend ETF, Invesco Global Listed Private Equity ETF, Invesco Insider Sentiment ETF, Invesco S&P Spin-Off ETF, Invesco Wilshire Micro-Cap ETF, Invesco Zacks Mid-Cap ETF and Invesco Zacks Multi-Asset Income ETF) may acquire any securities of registered open-end investment companies or registered unit investment trusts in reliance on Sections 12(d)(1)(F) and 12(d)(1)(G) of the 1940 Act.

Under the pertinent terms of the 2012 Order, each Fund may invest in registered investment companies in excess of the limitations imposed by Sections 12(d)(1)(A) and 12(d)(1)(C) of the 1940 Act. The total amount of securities held by a Fund, both individually and when aggregated with all other shares of the acquired fund held by other registered investment companies or private investment pools advised by the Adviser or its affiliates (as well as shares held by the Adviser and its affiliates) cannot exceed 25% of the outstanding voting securities of the acquired investment company, and the none of these entities (including the Fund) may individually or collectively exert a controlling influence over the acquired investment company. A Fund may not rely on the 2012 Order to acquire an investment company that itself has ownership of investment company shares in excess of the limitations contained in Section 12(d)(1)(A) of the 1940 Act. To the extent necessary to comply with the provisions of the 1940 Act or the 2012 Order, on any matter upon which an underlying investment company’s shareholders are solicited to vote, the Adviser of that Fund will vote the underlying investment company shares in the same general proportion as shares held by other shareholders of the underlying investment company.

In addition, the Trust has previously obtained exemptive relief in 2007 that allows other investment companies to acquire shares of the Trust in excess of the limitations imposed by Section 12(d)(1)(A) (the “2007 Order”). This relief is conditioned on those acquiring funds obtaining a participation agreement signed by both the acquiring fund and the Fund that it wishes to acquire in excess of the 12(d)(1)(A) limitations. No Fund that relies on the 2012 Order will enter into a participation agreement pursuant to the 2007 Order, and no Fund that has a signed participation agreement in effect pursuant to the 2007 Order will rely on the 2012 Order.

Real Estate Investment Trusts (“REITs”). Each Fund may invest in the securities of REITs, which pool investors’ funds for investments primarily in real estate properties, to the extent allowed by law. Investment in REITs may be the most practical available means for a Fund to invest in the real estate industry. As a shareholder in a REIT, a Fund would bear its ratable share of the REIT’s expenses, including its advisory and administration fees. At the same time, a Fund would continue to pay its own investment advisory fees and other expenses, as a result of which the Fund and its shareholders in effect would be absorbing duplicate levels of fees with respect to investments in REITs. A REIT may focus on particular projects, such as apartment complexes, or geographic regions, such as the southeastern United States, or both.

REITs generally can be classified as equity REITs, mortgage REITs and hybrid REITs. Equity REITs generally invest a majority of their assets in income-producing real estate properties to generate cash flow from rental income and gradual asset appreciation. The income-producing real estate properties in which equity REITs invest typically include properties such as office, retail, industrial, hotel and apartment buildings, self-storage, specialty and diversified and healthcare facilities. Equity REITs can realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments on the mortgages. Hybrid REITs combine the characteristics of both equity REITs and mortgage REITs.

REITs can be listed and traded on national securities exchanges or can be traded privately between individual owners. A Fund may invest in both publicly and privately traded REITs.

A Fund conceivably could own real estate directly as a result of a default on the securities it owns. Therefore, a Fund may be subject to certain risks associated with the direct ownership of real estate, including difficulties in valuing and trading real estate, declines in the values of real estate, risks related to general and local economic conditions, adverse changes in the climate for real estate, environmental liability risks, increases in property taxes and operated expenses, changes in zoning laws, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to tenants and increases in interest rates.

In addition to the risks described above, equity REITs may be affected by any changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended. Equity and mortgage REITs depend upon management skill, are not diversified and therefore are subject to the risk of financing single or a limited number of projects. REITs also are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for conduit income tax treatment under the Internal Revenue Code and/or failing to maintain an exemption from the 1940 Act. Changes in interest rates also may affect the value of debt securities held by the Funds. By investing in REITs indirectly through the Funds, a shareholder will bear not only his/her proportionate share of the expenses of a Fund, but also, indirectly, similar expenses of the REITs.

Warrants and Rights. The Funds may invest in warrants or rights (other than those acquired in units or attached to other securities), which entitle the purchaser to buy equity securities at a specific price for a specific period of time. Warrants and rights have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

Convertible Securities. A convertible security is a bond, debenture, note, preferred stock, right, warrant or other security that may be converted into or exchanged for a prescribed amount of common stock or other security of the same or a different issuer or into cash within a particular period of time at a specified price or formula. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities generally have characteristics similar to both debt and equity securities. As with other equity securities, the value of a convertible security tends to increase as the price of the underlying stock goes up, and to decrease as the price of the underlying stock goes down. Declining common stock values therefore also may cause the value of a Fund’s investments to decline. Like a debt security, a convertible security provides a fixed income stream with generally higher yields than those of common stock of the same or similar issuers, which tends to decrease in value when interest rates rise.

Convertible securities generally rank senior to common stock in a corporation’s capital structure but are usually subordinated to comparable nonconvertible securities. Convertible securities generally do not participate directly in any dividend increases or decreases of the underlying securities although the market prices of convertible securities may be affected by any dividend changes or other changes in the underlying securities. Many convertible securities have credit ratings that are below investment grade and are subject to the same risks as lower-rated debt securities.

Structured Notes. A structured note is a derivative security for which the amount of principal repayment and/or interest payments is based on the movement of one or more “factors.” These factors include, but are not limited to, currency exchange rates, interest rates (such as the prime lending rate or LIBOR), referenced bonds and stock indices. Some of these factors may or may not correlate to the total rate of return on one or more underlying instruments referenced in such notes. Investments in structured notes involve risks including interest rate risk, credit risk and market risk. Depending on the factor(s) used and the use of multipliers or deflators, changes in interest rates and movement of such factor(s) may cause significant price fluctuations. Structured notes may be less liquid than other types of securities and more volatile than the reference factor underlying the note. This means that the Funds may lose money if the issuer of the note defaults, as the Funds may not be able to readily close out its investment in such notes without incurring losses.

Illiquid Securities. Each Fund may invest up to an aggregate amount of 15% of its net assets in illiquid securities (calculated at the time of investment). Illiquid securities include securities subject to contractual or other restrictions on resale and other instruments that lack readily available markets, as determined in accordance with SEC staff guidance. Each Fund will monitor its portfolio liquidity on an ongoing basis to determine whether, in light of current circumstances, an adequate level of liquidity is being maintained, and will consider taking appropriate steps in order to maintain adequate liquidity if, through a change in values, net assets, or other circumstances, more than 15% of the Fund’s net assets are held in illiquid securities or other illiquid assets. The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities. There can be no assurance that dealers will make or maintain a market or that any such market will be or remain liquid. The price at which securities may be sold and the value of Shares will be adversely affected if trading markets for a Fund’s portfolio securities are limited or absent, or if bid/ask spreads are wide.

Borrowing. Each Fund may borrow money from a bank or another person up to limits set forth in the section “Investment Restrictions” to meet shareholder redemptions, for temporary or emergency purposes and for other lawful purposes. Borrowed money will cost a Fund interest expense and/or other fees. The costs of borrowing may reduce a Fund’s return. Borrowing also may cause a Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations to repay borrowed monies. To the extent that a Fund has outstanding borrowings, it will be leveraged. Leveraging generally exaggerates the effect on its NAV of any increase or decrease in the market value of a Fund’s portfolio securities.

Derivatives Risk. The Funds may invest in derivatives. Derivatives are financial instruments that derive their performance from an underlying asset, index, interest rate or currency exchange rate. Derivatives are subject to a number of risks including credit risk, interest rate risk, and market risk. They also involve the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The counterparty to a derivative contract might default on its obligations. Derivatives can be volatile and may be less liquid than other securities. As a result, the value of an investment in a Fund that invests in derivatives may change quickly and without warning.

For some derivatives, it is possible to lose more than the amount invested in the derivative. Derivatives may be used to create synthetic exposure to an underlying asset or to hedge a portfolio risk. If a Fund uses derivatives to “hedge” a portfolio risk, it is possible that the hedge may not succeed. This may happen for various reasons, including unexpected changes in the value of the rest of the portfolio of a Fund. Over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with a Fund.

Leverage Risk. The use of derivatives may give rise to a form of leverage. Leverage may cause the portfolios of the Funds to be more volatile than if a portfolio had not been leveraged because leverage can exaggerate the effect of any increase or decrease in the value of securities held by a Fund.

Futures and Options. Each Fund may enter into U.S. futures contracts, options and options on futures contracts. These futures contracts and options will be used to simulate full investment in the Underlying Index or Underlying Intellidex, to facilitate trading or to reduce transaction costs. Each Fund will only enter into futures contracts and options on futures contracts that are traded on a U.S. exchange. The Funds will not use futures or options for speculative purposes.

A call option gives a holder the right to purchase a specific security or an index at a specified price (“exercise price”) within a specified period of time. A put option gives a holder the right to sell a specific security or an index at a specified price within a specified period of time. The initial purchaser of a call option pays the “writer,” i.e., the party selling the option, a premium which is paid at the time of purchase and is retained by the writer whether or not such option is exercised. Each Fund may purchase put options to hedge its portfolio against the risk of a decline in the market value of securities held and may purchase call options to hedge against an increase in the price of securities it is committed to purchase. Each Fund may write put and call options along with a long position in options to increase its ability to hedge against a change in the market value of the securities it holds or is committed to purchase.

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. Stock index contracts are based on indices that reflect the market value of common stock of the firms included in the indices. Each Fund may enter into futures contracts to purchase security indices when the Adviser anticipates purchasing the underlying securities and believes prices will rise before the purchase will be made. The custodian will segregate assets committed to futures contracts to the extent required by law.

An option on a futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in the underlying futures contract at a specified exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account that represents the amount by which the market price of the futures contract exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of purchase, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option changes daily and that change would be reflected in the NAV of a Fund. The potential for loss related to writing call options on equity securities or indices is unlimited. The potential for loss related to writing put options is limited only by the aggregate strike price of the put option less the premium received.

Each Fund may purchase and write put and call options on futures contracts that are traded on a U.S. exchange as a hedge against changes in value of its portfolio securities, or in anticipation of the purchase of securities, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be affected.

Upon entering into a futures contract, a Fund will be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 5% to 7% of the contract amount (this amount is subject to change by the exchange on which the contract is traded). This amount, known as “initial margin,” is in the nature of a performance bond or good faith deposit on the contract and is returned to a Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from the broker will be made daily as the price of the index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” At any time prior to expiration of a futures contract, a Fund may elect to close the position by taking an opposite position, which will operate to terminate the existing position in the contract.

Risks of Futures and Options Transactions. There are several risks accompanying the utilization of futures contracts and options on futures contracts. First, there is no guarantee that a liquid market will exist for a futures contract at a specified time. A Fund would utilize futures contracts only if an active market exists for such contracts.

Furthermore, because, by definition, futures contracts project price levels in the future and not current levels of valuation, market circumstances may result in a discrepancy between the price of the future and the movement in a Fund’s Underlying Index or Underlying Intellidex. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if a Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, a Fund may be required to deliver the instruments underlying futures contracts it has sold.

The risk of loss in trading futures contracts or uncovered call options in some strategies (e.g., selling uncovered stock index futures contracts) potentially is unlimited. No Fund plans to use futures and options contracts in this way. The risk of a futures position may still be large as traditionally measured due to the low margin deposits required. In many cases, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor relative to the size of a required margin deposit. The Funds, however, intend to utilize futures and options contracts in a manner designed to limit their risk exposure to levels comparable to direct investment in stocks.

Utilization of futures and options on futures by the Funds involves the risk of imperfect or even negative correlation to their respective Underlying Index or Underlying Intellidex if the index underlying the futures contract differs from the Underlying Index or Underlying Intellidex.

There is also the risk of loss of margin deposits in the event of bankruptcy of a broker with whom the Funds have an open position in the futures contract or option; however, this risk is minimized substantially because (a) of the regulatory requirement that the broker has to “segregate” customer funds from its corporate funds, and (b) in the case of regulated exchanges in the United States, the clearing corporation stands behind the broker to make good losses in such a situation. The purchase of put or call options could be based upon predictions by the Adviser as to anticipated trends, which predictions could prove to be incorrect and a part or all of the premium paid therefore could be lost.

Because the futures market imposes less burdensome margin requirements than the securities market, an increased amount of participation by speculators in the futures market could result in price fluctuations. Certain financial futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount by which the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting the Fund to substantial losses. In the event of adverse price movements, the Fund would be required to make daily cash payments of variation margin.

Swap Agreements. Each Fund may enter into swap agreements. Invesco Global Listed Private Equity ETF is the only Fund currently using swap agreements, including total return swap agreements. Swap agreements are contracts between parties in which one party agrees to make periodic payments to the other party (the “Counterparty”) based on the change in market value or level of a specified rate, index or asset. In return, the Counterparty agrees to make periodic payments to the first party based on the return of a different specified rate, index or asset. Swap agreements usually will be done on a net basis, a Fund receiving or paying only the net amount of the two payments. The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or highly liquid securities having an aggregate value at least equal to the accrued excess is maintained in an account at the Trust’s custodian bank.

Risks of Swap Agreements. The risk of loss with respect to swaps generally is limited to the net amount of payments that a Fund is contractually obligated to make. Swap agreements are subject to the risk that the Counterparty will default on its obligations. If such a default were to occur, a Fund will have contractual remedies pursuant to the agreements related to the transaction. However, such remedies may be subject to bankruptcy and insolvency laws that could affect a Fund’s rights as a creditor (e.g., the Fund may not receive the net amount of payments that it contractually is entitled to receive).

In a total return swap transaction, one party agrees to pay the other party an amount equal to the total return on a defined underlying asset or a non-asset reference during a specified period of time. The underlying asset might be a security or basket of securities, and the non-asset reference could be a securities index. In return, the other party would make periodic payments based on a fixed or variable interest rate or on the total return from a different underlying asset or non-asset reference. The payments of the two parties could be made on a net basis.

Total return swaps could result in losses for a Fund if the underlying asset or reference does not perform as anticipated. Total return swaps can have the potential for unlimited losses. A Fund may lose money in a total return swap if the Counterparty fails to meet its obligations.

In the event that a Fund uses a swap agreement, it will earmark or segregate assets in the form of cash and/or cash equivalents in an amount equal to the aggregate market value of the swaps of which it is the seller, marked-to-market on a daily basis.

Restrictions on the Use of Futures Contracts, Options on Futures Contracts and Swaps. Rule 4.5 of the Commodity Exchange Act (“CEA”) significantly limits the ability of certain regulated entities, including registered investment companies such as the Trust, to rely on an exclusion that would not require its investment adviser to register with the Commodity Futures Trading Commission (“CFTC”) as a commodity pool operator (“CPO”). However, under Rule 4.5, the investment adviser of a registered investment company may claim exclusion from registration as a CPO only if the registered investment company that it advises uses futures contracts solely for “bona fide hedging purposes” or limits its use of futures contracts for non-bona fide hedging purposes such that (i) the aggregate initial margin and premiums required to establish non-bona fide hedging positions with respect to futures contracts do not exceed 5% of the liquidation value of the registered investment company’s portfolio, or (ii) the aggregate “notional value” of the non-bona fide hedging commodity interests do not exceed 100% of the liquidation value of the registered investment company’s portfolio (taking into account unrealized profits and unrealized losses on any such positions). The Adviser has claimed exclusion on behalf of each Fund under Rule 4.5, which effectively limits the Funds’ use of futures, options on futures, swaps, or other commodity interests. Each Fund currently intends to comply with the terms of Rule 4.5 so as to avoid regulation as a commodity pool, and as a result, the ability of each Fund to utilize futures, options on futures, swaps, or other commodity interests may be limited in accordance with the terms of the rule, as well as any limits set forth in the Funds’ Prospectus and this SAI. Each Fund therefore is not subject to CFTC registration or regulation as a commodity pool. In addition, the Adviser is relying upon a related exclusion exempting it from being required to register as a “commodity trading advisor” under the CEA and the rules of the CFTC with respect to each Fund.

The terms of the CPO exclusion require each Fund, among other things, to adhere to certain limits on its investments in “commodity interests.” Commodity interests include commodity futures, commodity options and swaps, which in turn include non-deliverable forwards. Each Fund is permitted to invest in these instruments as described in this SAI. However, the Funds are not intended as a vehicle for trading in the commodity futures, commodity options or swaps markets. The CFTC has neither reviewed nor approved the Adviser’s reliance on these exclusions, or the Funds, their investment strategies or the Prospectus.

While not anticipated, should a Fund invest in futures contracts for purposes that are not solely for “bona fide hedging” in excess of the limitations imposed by Rule 4.5, such Fund may be subject to regulation under the CEA and CFTC Rules as a commodity pool. Registration as a commodity pool may have negative effects on the ability of a Fund to engage in its planned investment program, while registration as a CPO imposes additional laws, regulations and enforcement policies, which could increase compliance costs and may affect the operations and financial performance of the Fund.

Cybersecurity Risk. The Funds, like all companies, may be susceptible to operational and information security risks. Cybersecurity failures or breaches of the Funds or their service providers or the issuers of securities in which the Funds invest, have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. The Funds and their shareholders could be negatively impacted as a result.

PORTFOLIO TURNOVER

Each Fund calculates its portfolio turnover rate by dividing the value of the lesser of purchases or sales of portfolio securities for the fiscal period by the monthly average of the value of portfolio securities owned by the Fund during the fiscal period. A 100% portfolio turnover rate would occur, for example, if all of the portfolio securities (other than short-term securities) were purchased or sold once during the fiscal period. Portfolio turnover rates will vary from year to year, depending on market conditions and the nature of the Fund’s holdings. Each of the following Funds experienced significant variation in portfolio turnover during the two most recently completed fiscal years ended April 30 due to an increase in the portfolio turnover rate of their respective Underlying Index or Underlying Intellidex.

Fund	2017	2018
Invesco DWA Consumer Cyclicals Momentum ETF	117%	185%
Invesco Dynamic Biotechnology & Genome ETF	69%	141%
Invesco Dynamic Pharmaceuticals ETF	26%	98%
Invesco S&P 500® Equal Weight Energy ETF	34%[1]	10%[2]
Invesco S&P 500® Equal Weight Real Estate ETF	24%[1]	2%[2]

[1]	For the Predecessor Fund’s fiscal year ended October 31, 2017.
[2]	For the fiscal period November 1, 2017 to April 30, 2018, the portfolio turnover rate is a blend of the Predecessor Fund and the Fund and has not been annualized.

DISCLOSURE OF PORTFOLIO HOLDINGS

Quarterly Portfolio Schedule. The Trust is required to disclose, after its first and third fiscal quarters, the complete schedule of each Fund’s portfolio holdings with the SEC on Form N-Q. The Trust also discloses a complete schedule of each Fund’s portfolio holdings with the SEC on Form N-CSR after its second and fourth fiscal quarters.

The Trust’s Forms N-Q and Forms N-CSR are available on the SEC’s website at http://www.sec.gov. The Trust’s Forms N-Q and Forms N-CSR also may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 202.551.8090. The Trust’s Forms N-Q and Forms N-CSR are available without charge, upon request, by calling 630.933.9600 or 800.983.0903 or by writing to Invesco Exchange-Traded Fund Trust at 3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515.

Portfolio Holdings Policy. The Trust has adopted a policy regarding the disclosure of information about the Funds’ portfolio holdings. The Board must approve all material amendments to this policy.

The Funds’ portfolio holdings are disseminated publicly each day that the Funds are open for business through financial reporting and news services, including publicly accessible Internet websites. In addition, a basket composition file, which includes the security names and share quantities to deliver in exchange for Shares, together with estimates and actual cash components, is disseminated publicly each day prior to the opening of the Exchanges via www.invesco.com/capitalmarkets and the National Securities Clearing Corporation (“NSCC”). The basket represents one Creation Unit of each Fund. The Trust, the Adviser and The Bank of New York Mellon (“BNYM” or the “Administrator”) will not disseminate non-public information concerning the Trust.

Access to information concerning the Funds’ portfolio holdings may be permitted at other times to personnel of third-party service providers, including the Funds’ custodian, transfer agent, auditors and counsel, as may be necessary to conduct business in the ordinary course in a manner consistent with such service providers’ agreements with the Trust on behalf of the Funds.

MANAGEMENT

The primary responsibility of the Board is to represent the interests of the Funds and to provide oversight of the management of the Funds. The Trust currently has eight Trustees. Six Trustees are not “interested,” as that term is defined in the 1940 Act, and have no affiliation or business connection with the Adviser or any of its affiliated persons and do not own any stock or other securities issued by the Adviser (the “Independent Trustees”). One Trustee (the “Unaffiliated Trustee”) is an officer of a company that has engaged in securities transactions with clients advised by a sub-adviser to one or more funds in the “Fund Family” (as defined below), which clients do not include any of the Funds, but is not an affiliated person of the Adviser. The remaining Trustee (the “Interested Trustee”) is affiliated with the Adviser.

The Independent Trustees of the Trust, their term of office and length of time served, their principal business occupations during at least the past five years, the number of portfolios in the Fund Complex (defined below) that they oversee and other directorships, if any, that they hold are shown below. The “Fund Complex” includes all open and closed-end funds (including all of their portfolios) advised by the Adviser and any affiliated person of the Adviser. As of the date of this SAI, the “Fund Family” consists of the Trust and five other exchange-traded fund trusts advised by the Adviser.

Name, Address and Year of Birth of Independent Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustees	Other Directorships Held by Independent Trustees During Past 5 Years
Ronn R. Bagge—1958 c/o Invesco Capital Management LLC 3500 Lacey Road, Suite 700, Downers Grove, IL 60515	Chairman of the Nominating and Governance Committee and Trustee	Chairman of the Nominating and Governance Committee and Trustee since 2003	Founder and Principal, YQA Capital Management LLC (1998-Present); formerly, Owner/CEO of Electronic Dynamic Balancing Co., Inc. (high-speed rotating equipment service provider).	216	Trustee and Investment Oversight Committee member, Mission Aviation Fellowship (2017-Present)

Todd J. Barre—1957 c/o Invesco Capital Management LLC 3500 Lacey Road, Suite 700, Downers Grove, IL 60515	Trustee	Since 2010	Assistant Professor of Business, Trinity Christian College (2010-2016); formerly, Vice President and Senior Investment Strategist (2001-2008), Director of Open Architecture and Trading (2007-2008), Head of Fundamental Research (2004-2007) and Vice President and Senior Fixed Income Strategist (1994-2001), BMO Financial Group/Harris Private Bank.	216	None

Marc M. Kole—1960 c/o Invesco Capital Management LLC 3500 Lacey Road, Suite 700, Downers Grove, IL 60515	Chairman of the Audit Committee and Trustee	Chairman of the Audit Committee since 2008; Trustee since 2006	Senior Director of Finance, By The Hand Club for Kids (2015-Present); formerly, Chief Financial Officer, Hope Network (social services) (2008-2012); Assistant Vice President and Controller, Priority Health (health insurance) (2005-2008); Senior Vice President of Finance, United Healthcare (2004-2005); Chief Accounting Officer, Senior Vice President of Finance, Oxford Health Plans (2000-2004); Audit Partner, Arthur Andersen LLP (1996-2000).	216	None

Yung Bong Lim—1964 c/o Invesco Capital Management LLC 3500 Lacey Road, Suite 700, Downers Grove, IL 60515	Chairman of the Investment Oversight Committee and Trustee	Chairman of the Investment Oversight Committee since 2014; Trustee since 2013	Managing Partner, RDG Funds LLC (2008-Present); formerly, Managing Director, Citadel LLC (1999-2007).	216	None

Name, Address and Year of Birth of Independent Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustees	Other Directorships Held by Independent Trustees During Past 5 Years
Gary R. Wicker—1961 c/o Invesco Capital Management LLC 3500 Lacey Road, Suite 700, Downers Grove, IL 60515	Trustee	Since 2013	Senior Vice President of Global Finance and Chief Financial Officer at RBC Ministries (publishing company) (2013-Present); formerly, Executive Vice President and Chief Financial Officer, Zondervan Publishing (A division of Harper Collins/NewsCorp) (2007-2012); Senior Vice President and Group Controller (2005-2006), Senior Vice President and Chief Financial Officer (2003-2004), Chief Financial Officer (2001-2003), Vice President, Finance and Controller (1999-2001) and Assistant Controller (1997-1999), divisions of The Thomson Corporation (information services provider).	216	None

Donald H. Wilson—1959 c/o Invesco Capital Management LLC 3500 Lacey Road, Suite 700, Downers Grove, IL 60515	Chairman of the Board and Trustee	Chairman since 2012; Trustee since 2006	Chairman, President and Chief Executive Officer, McHenry Bancorp Inc. and McHenry Savings Bank (subsidiary) (2018-Present); Chairman and Chief Executive Officer, Stone Pillar Advisors, Ltd. (2010-Present); President and Chief Executive Officer, Stone Pillar Investments, Ltd. (2016-Present); formerly, Chairman, President and Chief Executive Officer, Community Financial Shares, Inc. and Community Bank—Wheaton/Glen Ellyn (subsidiary) (2013-2015); Chief Operating Officer, AMCORE Financial, Inc. (bank holding company) (2007-2009); Executive Vice President and Chief Financial Officer, AMCORE Financial, Inc. (2006-2007); Senior Vice President and Treasurer, Marshall& Ilsley Corp. (bank holding company) (1995-2006).	216	None

*	This is the date the Independent Trustee began serving the Trust. Each Independent Trustee serves an indefinite term, until his successor is elected.

The Unaffiliated Trustee, his term of office and length of time served, his principal business occupations during at least the past five years, the number of portfolios in the Fund Complex overseen by the Unaffiliated Trustee and the other directorships, if any, held by the Unaffiliated Trustee, are shown below.

Name, Address and Year of Birth of Unaffiliated Trustee	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Unaffiliated Trustees	Other Directorships Held by Unaffiliated T.rustee During the Past 5 Years
Philip M. Nussbaum—1961 c/o Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Trustee	Since 2007	Chairman, Performance Trust Capital Partners (2004-Present).	216	None

*	This is the date the Unaffiliated Trustee began serving the Trust. The Unaffiliated Trustee serves an indefinite term, until his successor is elected.

The Interested Trustee of the Trust, his term of office and length of time served, his principal business occupations during at least the past five years, the number of portfolios in the Fund Complex overseen by the Interested Trustee and the other directorships, if any, held by the Interested Trustee, are shown below.

Name, Address and Year of Birth of Interested Trustee	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Interested Trustee	Other Directorships Held by Interested Trustee in Past 5 Years
Kevin M. Carome—1956 Invesco Ltd. Two Peachtree Pointe 1555 Peachtree St., N.E. Suite 1800 Atlanta, GA 30309	Trustee	Since 2010

Senior Managing Director, Secretary and General Counsel, Invesco Ltd. (2007-Present); Director, Invesco Advisers, Inc. (2009-Present); Director (2006-Present) and Executive Vice President (2008 – Present), Invesco Group Services, Inc., Invesco Holding Company (US), Inc. and Invesco North American Holdings, Inc.; Director, Invesco Holding Company Limited (2007-Present); Executive Vice President (2008 – Present), Invesco Investments (Bermuda) Ltd.; Manager, Horizon Flight Works LLC, Director and Executive Vice President, Invesco Finance, Inc. and Director, Invesco Finance PLC (2011- Present); Director and Secretary (2012 – Present), Invesco Services (Bahamas) Private Limited; and Director and Executive Vice President (2014 – Present), INVESCO Asset Management (Bermuda) Ltd.; formerly, Director and Chairman, INVESCO Funds Group, Inc., Senior Vice President, Secretary and General Counsel, Invesco Advisers, Inc. (2003-2006); Director, Invesco Investments (Bermuda) Ltd. (2008-2016); Senior Vice President and General Counsel, Liberty Financial Companies, Inc. (2000-2001); General Counsel of certain investment management subsidiaries of Liberty Financial Companies, Inc. (1998-2000); Associate General Counsel, Liberty Financial Companies, Inc. (1993-1998); Associate, Ropes & Gray LLP.

				216	None

*	This is the date the Interested Trustee began serving the Trust. The Interested Trustee serves an indefinite term, until his successor is elected.

The executive officers of the Trust, their term of office and length of time served and their principal business occupations during at least the past five years are shown below:

Name, Address and Year of Birth of Executive Officer	Position(s) Held with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years
Daniel E. Draper—1968 Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	President and Principal Executive Officer	Since 2015	President and Principal Executive Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust (2015-Present) and Invesco Exchange-Traded Self-Indexed Fund Trust (2016-Present); Chief Executive Officer and Principal Executive Officer (2016 – Present) and Managing Director, Invesco Capital Management LLC (2013-Present); Senior Vice President, Invesco Distributors, Inc. (2014-Present); formerly, Vice President, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust (2013-2015) and Invesco Actively Managed Exchange-Traded Commodity Fund Trust (2014-2015); Managing Director, Credit Suisse Asset Management (2010-2013) and Lyxor Asset Management/Societe Generale (2007-2010).

Steven M. Hill—1964 Invesco Capital Management LLC 3500 Lacey Road, Suite 700, Downers Grove, IL 60515	Vice President and Treasurer	Since 2013	Vice President and Treasurer of Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust (2013-Present), Invesco Actively Managed Exchange-Traded Commodity Fund Trust (2014-Present) and Invesco Exchange-Traded Self-Indexed Fund Trust (2016-Present); Head of Global ETF Administration, Invesco Capital Management LLC (2011-Present); Principal Financial and Accounting Officer – Investment Pools,, Invesco Capital Management LLC (2015-Present); formerly, Senior Managing Director and Chief Financial Officer, Destra Capital Management LLC and its subsidiaries (2010-2011); Chief Financial Officer, Destra Investment Trust and Destra Investment Trust II (2010-2011); Senior Managing Director, Claymore Securities, Inc. (2003-2010); and Chief Financial Officer, Claymore sponsored mutual funds (2003-2010).

Peter Hubbard—1981 Invesco Capital Management LLC 3500 Lacey Road, Suite 700, Downers Grove, IL 60515	Vice President	Since 2009	Vice President, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust (2009-Present), Invesco Actively Managed Exchange-Traded Commodity Fund Trust (2014-Present) and Invesco Exchange-Traded Self-Indexed Fund Trust (2016-Present); Vice President and Director of Portfolio Management—Invesco Capital Management LLC (2010-Present); formerly, Vice President of Portfolio Management, Invesco Capital Management LLC (2008-2010); Portfolio Manager, Invesco Capital Management LLC (2007-2008); Research Analyst, Invesco Capital Management LLC (2005-2007); Research Analyst and Trader, Ritchie Capital, a hedge fund operator (2003-2005).

Sheri Morris—1964 Invesco Capital Management LLC 11 Greenway Plaza, Suite 1000 Houston, TX 77046	Vice President	Since 2012	President and Principal Executive Officer, The Invesco Funds (2016-Present); Treasurer, The Invesco Funds (2008-Present);Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser) (2009-Present) and Vice President, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust and Invesco Actively Managed Exchange-Traded Fund Trust; (2012-Present), Invesco Actively Managed Exchange-Traded Commodity Fund Trust (2014-Present) and Invesco Exchange-Traded Self-Indexed Fund Trust (2016-Present); formerly, Vice President, and Principal Financial Officer, The Invesco Funds (2008-2016); Treasurer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust and Invesco Actively Managed Exchange-Traded Fund Trust (2011-2013); Vice President, Invesco Aim Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds and Assistant Vice President, Invesco Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.

Anna Paglia—1974 Invesco Capital Management LLC 3500 Lacey Road, Suite 700, Downers Grove, IL 60515	Secretary	Since 2011	Secretary, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust (2011-present), Invesco Actively Managed Exchange-Traded Commodity Fund Trust (2014-Present) and Invesco Exchange-Traded Self-Indexed Fund Trust (2015-Present); Head of Legal,(2010-Present) and Secretary (2015-Present), Invesco Capital Management LLC; Manager and Assistant Secretary, Invesco Indexing LLC (2017-Present); formerly, Partner, K&L Gates LLP (formerly, Bell Boyd & Lloyd LLP) (2007-2010); Associate Counsel at Barclays Global Investors Ltd. (2004-2006).

Rudolf E. Reitmann—1971 Invesco Capital Management LLC 3500 Lacey Road, Suite 700, Downers Grove, IL 60515	Vice President	Since 2013	Vice President, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust (2013-Present), Invesco Actively Managed Exchange-Traded Commodity Fund Trust (2014-Present) and Invesco Exchange-Traded Self-Indexed Fund Trust (2016-Present); Head of Global Exchange Traded Funds Operations, Invesco Capital Management LLC (2013-Present); Vice President, Invesco Capital Markets, Inc. (2018-Present).
David Warren — 1957 Invesco Canada Ltd. 5140 Yonge Street, Suite 800 Toronto, Ontario M2N 6X7	Vice President	Since 2009	Vice President, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust (2009-Present), Invesco Actively Managed Exchange-Traded Commodity Fund Trust (2014-Present) and Invesco Exchange-Traded Self-Indexed Fund Trust (2016-Present); Managing Director—Chief Administrative Officer, Americas, Invesco Capital Management LLC; Senior Vice President, Invesco Advisers, Inc. (2009-Present); Director, Invesco Inc. (2009-Present); Director, Executive Vice President and Chief Financial Officer, Invesco Canada Ltd. (formerly, Invesco Trimark Ltd. /Invesco Trimark Ltée) (2000-Present); Chief Administrative Officer, North American Retail, Invesco Ltd. (2007-Present); Director, Invesco Corporate Class Inc. (2014-Present); Director, Invesco Global Direct Real Estate Feeder GP Ltd. (2015-Present); Director, Invesco Canada Holdings Inc. (2002-Present); Director, Invesco Financial Services Ltd. / Services Financiers Invesco Ltée and Trimark Investments Ltd./Placements Trimark Ltée (2014-Present); Director, Invesco IP Holdings (Canada) Ltd. (2016-Present); Director, Invesco Global Direct Real Estate GP Ltd. (2015-Present); formerly, Senior Vice President, Invesco Management Group, Inc. (2007-2018); Executive Vice President and Chief Financial Officer, Invesco Inc. (2009-2015.

Melanie Zimdars—1976 Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Chief Compliance Officer	Since 2017	Chief Compliance Officer of Invesco Capital Management LLC (2017-Present); Chief Compliance Officer of Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust (2017-Present); formerly, Vice President and Deputy Chief Compliance Officer at ALPS Holding, Inc. (2009-2017); Mutual Fund Treasurer/Chief Financial Officer at Wasatch Advisors, Inc. (2005-2008); Compliance Officer, U.S. Bancorp Fund Services, LLC (2001-2005).

*	This is the date an Officer began serving the Trust. Each Officer serves an indefinite term, until his or her successor is elected.

For each Trustee, the dollar range of equity securities that the Trustee beneficially owned in the Trust and in all registered investment companies overseen by the Trustee as of December 31, 2017 is shown below.

Dollar Range of Equity Securities
Name of Trustee	Invesco Aerospace & Defense ETF	Invesco BuyBack Achievers™ ETF	Invesco Cleantech™ ETF	Invesco Dividend Achievers™ ETF	Invesco Dow Jones Industrial Average Dividend ETF	Invesco DWA Basic Materials Momentum ETF	Invesco DWA Consumer Cyclicals Momentum ETF
Ronn R. Bagge	None	None	None	None	None	None	None
Todd J. Barre	None	Over $100,000	None	None	None	$50,001-$100,000	None
Marc M. Kole	None	None	None	None	None	None	None
Yung Bong Lim	None	None	None	None	None	None	None
Gary R. Wicker	None	None	None	None	None	None	None
Donald H. Wilson	None	None	None	None	None	None	None
Philip M. Nussbaum (Unaffiliated)	None	None	None	Over $100,000	None	None	None
Kevin M. Carome (Interested)	None	None	None	None	None	None	None

Name of Trustee	Invesco DWA Consumer Staples Momentum ETF	Invesco DWA Energy Momentum ETF	Invesco DWA Financial Momentum ETF	Invesco DWA Healthcare Momentum ETF	Invesco DWA Industrials Momentum ETF	Invesco DWA Momentum ETF	Invesco DWA NASDAQ Momentum ETF
Ronn R. Bagge	None	None	None	None	None	Over $100,000	None
Todd J. Barre	None	None	None	None	None	None	None
Marc M. Kole	None	None	None	None	None	None	None
Yung Bong Lim	None	Over $100,000	None	None	None	None	None
Gary R. Wicker	None	$10,001-$50,000	None	None	None	None	None
Donald H. Wilson	None	None	None	None	None	None	None
Philip M. Nussbaum (Unaffiliated)	None	None	$10,001-$50,000	None	None	None	None
Kevin M. Carome (Interested)	None	None	None	None	None	None	None

Name of Trustee	Invesco DWA Technology Momentum ETF	Invesco DWA Utilities Momentum ETF	Invesco Dynamic Biotechnology & Genome ETF	Invesco Dynamic Building & Construction ETF	Invesco Dynamic Energy Exploration & Production™ ETF	Invesco Dynamic Food & Beverage ETF	Invesco Dynamic Large Cap Growth ETF
Ronn R. Bagge	None	None	None	None	None	None	None
Todd J. Barre	None	None	None	None	None	None	None
Marc M. Kole	None	None	None	None	None	None	$50,001- $100,000
Yung Bong Lim	None	None	None	None	$10,001-$50,000	None	None
Gary R. Wicker	None	None	None	None	$10,001-$50,000	None	None
Donald H. Wilson	None	None	None	None	None	None	Over $100,000
Philip M. Nussbaum (Unaffiliated)	None	None	None	None	None	None	None
Kevin M. Carome (Interested)	None	None	None	None	None	None	None

Dollar Range of Equity Securities
Name of Trustee	Invesco Dynamic Large Cap Value ETF	Invesco Dynamic Leisure and Entertainment ETF	Invesco Dynamic Market ETF	Invesco Dynamic Media ETF	Invesco Dynamic Networking ETF	Invesco Dynamic Oil & Gas Services ETF	Invesco Dynamic Pharmaceuticals ETF
Ronn R. Bagge	None	None	None	None	None	None	None
Todd J. Barre	None	None	Over $100,000	None	None	None	None
Marc M. Kole	Over $100,000	None	None	None	None	None	None
Yung Bong Lim	None	None	Over $100,000	None	None	None	None
Gary R. Wicker	$50,001-$100,000	None	None	None	None	None	None
Donald H. Wilson	Over $100,000	None	$10,001- $50,000	None	None	None	None
Philip M. Nussbaum (Unaffiliated)	None	None	Over $100,000	None	None	None	None
Kevin M. Carome (Interested)	None	None	None	None	None	None	None

Name of Trustee	Invesco Dynamic Retail ETF	Invesco Dynamic Semiconductors ETF	Invesco Dynamic Software ETF	Invesco Financial Preferred ETF	Invesco FTSE RAFI US 1000 ETF	Invesco FTSE RAFI US 1500 Small-Mid ETF	Invesco Global Listed Private Equity ETF
Ronn R. Bagge	None	None	None	None	$10,001- $50,000	None	None
Todd J. Barre	None	None	None	None	Over $100,000	$50,001- $100,000	$50,001- $100,000
Marc M. Kole	None	None	None	None	None	$1-$10,000	None
Yung Bong Lim	None	None	None	None	None	None	None
Gary R. Wicker	None	None	None	None	None	$50,001- $100,000	None
Donald H. Wilson	None	None	None	None	None	None	None
Philip M. Nussbaum (Unaffiliated)	None	None	None	None	Over $100,000	None	None
Kevin M. Carome (Interested)	None	None	None	None	None	None	None

Name of Trustee	Invesco Golden Dragon China ETF	Invesco High Yield Equity Dividend AchieversTM ETF	Invesco Insider Sentiment ETF	Invesco International Dividend Achievers™ ETF	Invesco NASDAQ Internet ETF	Invesco Russell 2000 Equal Weight ETF	Invesco Russell 2000 Pure Growth ETF
Ronn R. Bagge	None	None	None	None	None	None	None
Todd J. Barre	None	None	None	None	None	None	None
Marc M. Kole	None	None	None	None	None	None	None
Yung Bong Lim	None	None	None	Over $100,000	None	None	None
Gary R. Wicker	None	None	None	$50,001- $100,000	None	None	None
Donald H. Wilson	None	$1-$10,000	None	None	None	None	None
Philip M. Nussbaum (Unaffiliated)	None	None	None	Over $100,000	None	None	None
Kevin M. Carome (Interested)	None	None	None	None	None	None	None

Dollar Range of Equity Securities

Name of Trustee	Invesco Russell 2000 Pure Value ETF	Invesco Russell Midcap Equal Weight ETF	Invesco Russell Midcap Pure Growth ETF	Invesco Russell Midcap Pure Value ETF	Invesco Russell Top 200 Equal Weight ETF	Invesco Russell Top 200 Pure Growth ETF	Invesco Russell Top 200 Pure Value ETF
Ronn R. Bagge	None	None	None	None	None	None	None
Todd J. Barre	None	None	None	None	over $100,000	None	None
Marc M. Kole	None	None	$10,001- $50,000	None	None	None	None
Yung Bong Lim	None	None	None	None	None	None	None
Gary R. Wicker	None	None	None	None	None	None	None
Donald H. Wilson	$50,001-$100,000	Over $100,000	None	None	None	None	None
Philip M. Nussbaum (Unaffiliated)	Over $100,000	None	Over $100,000	None	None	None	None
Kevin M. Carome (Interested)	None	None	None	None	None	None	None

Name of Trustee	Invesco S&P 100® Equal Weight ETF	Invesco S&P 500® BuyWrite ETF	Invesco S&P 500® Equal Weight Consumer Discretionary ETF	Invesco S&P 500® Equal Weight Consumer Staples ETF	Invesco S&P 500® Equal Weight ETF	Invesco S&P 500® Equal Weight Energy ETF	Invesco S&P 500® Equal Weight Financials ETF
Ronn R. Bagge	None	None	None	None	None	None	None
Todd J. Barre	None	None	None	None	None	None	None
Marc M. Kole	None	None	None	None	None	None	None
Yung Bong Lim	None	None	None	None	None	None	None
Gary R. Wicker	None	None	None	None	None	None	None
Donald H. Wilson	None	None	None	None	None	None	None
Philip M. Nussbaum (Unaffiliated)	None	None	None	None	None	None	None
Kevin M. Carome (Interested)	None	None	None	None	None	None	None

Name of Trustee	Invesco S&P 500® Equal Weight Health Care ETF	Invesco S&P 500® Equal Weight Industrials ETF	Invesco S&P 500® Equal Weight Materials ETF	Invesco S&P 500® Equal Weight Real Estate ETF	Invesco S&P 500® Equal Weight Technology ETF	Invesco S&P 500® Equal Weight Utilities ETF	Invesco S&P 500® Pure Growth ETF
Ronn R. Bagge	None	None	None	None	None	None	None
Todd J. Barre	None	None	None	None	None	None	None
Marc M. Kole	None	None	None	None	None	None	None
Yung Bong Lim	None	None	None	None	None	None	None
Gary R. Wicker	None	None	None	None	None	None	None
Donald H. Wilson	None	None	None	None	None	None	None
Philip M. Nussbaum (Unaffiliated)	None	None	None	None	None	None	None
Kevin M. Carome (Interested)	None	None	None	None	None	None	None

Name of Trustee	Invesco S&P 500® Pure Value ETF	Invesco S&P 500® Quality ETF	Invesco S&P 500® Top 50 ETF	Invesco S&P MidCap 400® Equal Weight ETF	Invesco S&P MidCap 400® Pure Growth ETF	Invesco S&P MidCap 400® Pure Value ETF	Invesco S&P SmallCap 600® Equal Weight ETF
Ronn R. Bagge	None	None	None	None	None	None	None
Todd J. Barre	None	None	None	None	None	None	None
Marc M. Kole	None	None	None	None	None	None	None
Yung Bong Lim	None	None	None	None	None	None	None
Gary R. Wicker	None	$10,001-$50,000	None	None	None	None	None
Donald H. Wilson	None	None	None	None	None	None	None
Philip M. Nussbaum (Unaffiliated)	None	None	None	None	None	None	None
Kevin M. Carome (Interested)	None	None	None	None	None	None	None

Name of Trustee	Invesco S&P SmallCap 600® Pure Growth ETF	Invesco S&P SmallCap 600® Pure Value ETF	Invesco S&P Spin-Off ETF	Invesco Water Resources ETF	Invesco WilderHill Clean Energy ETF	Invesco WilderHill Progressive Energy ETF	Invesco Wilshire Micro-Cap ETF
Ronn R. Bagge	None	None	None	None	None	None	None
Todd J. Barre	None	None	None	None	None	None	None
Marc M. Kole	None	None	None	None	None	None	None
Yung Bong Lim	None	None	None	None	None	None	None
Gary R. Wicker	None	None	None	None	None	None	None
Donald H. Wilson	None	None	None	$10,001-$50,000	None	None	None
Philip M. Nussbaum (Unaffiliated)	None	None	None	None	None	None	None
Kevin M. Carome (Interested)	None	None	None	None	None	None	None

Name of Trustee	Invesco Zacks Micro Cap ETF	Invesco Zacks Mid-Cap ETF	Invesco Zacks Multi- Asset Income ETF	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Ronn R. Bagge	None	None	None	Over $100,000
Todd J. Barre	None	None	None	Over $100,000
Marc M. Kole	None	None	None	Over $100,000
Yung Bong Lim	None	None	None	Over $100,000
Gary R. Wicker	None	None	None	Over $100,000
Donald H. Wilson	None	None	None	Over $100,000
Philip M. Nussbaum (Unaffiliated)	None	None	None	Over $100,000
Kevin M. Carome (Interested)	None	None	None	Over $100,000

The dollar range of Shares for Messrs. Lim and Nussbaum includes Shares of certain Funds in which Messrs. Lim and Nussbaum are deemed to be invested pursuant to the Trust’s deferred compensation plan (“DC Plan”), which is described below.

As of December 31, 2017, as to each Independent Trustee and the Unaffiliated Trustee and his immediate family members, no person owned, beneficially or of record, securities in an investment adviser or principal underwriter of the Funds, or a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with an investment adviser or principal underwriter of the Funds.

Board and Committee Structure. As noted above, the Board is responsible for oversight of the Funds, including oversight of the duties performed by the Adviser for each Fund, under the investment advisory agreement, as amended and restated, between the Adviser and the Trust, on behalf of each Fund (the “Investment Advisory Agreement”). The Board generally meets in regularly scheduled meetings five times a year, and may meet more often as required. During the Trust’s fiscal year ended April 30, 2018, the Board held eight meetings.

The Board has three standing committees, the Audit Committee, the Investment Oversight Committee and the Nominating and Governance Committee, and has delegated certain responsibilities to those Committees.

Messrs. Kole (Chair), Wicker and Wilson currently serve as members of the Audit Committee. The Audit Committee has the responsibility, among other things, to: (i) approve and recommend to the Board the selection of the Trust’s independent registered public accounting firm, (ii) review the scope of the independent registered public accounting firm’s audit activity, (iii) review the audited financial statements, and (iv) review with such independent registered public accounting firm the adequacy and the effectiveness of the Trust’s internal controls over financial reporting. During the Trust’s fiscal year ended April 30, 2018, the Audit Committee held five meetings.

Messrs. Bagge, Barre, Lim (Chair) and Nussbaum currently serve as members of the Investment Oversight Committee. The Investment Oversight Committee has the responsibility, among other things, (i) to review fund investment performance, including tracking error and correlation to a Fund’s underlying index, (ii) to review any proposed changes to a Fund’s investment policies, comparative benchmark indices or underlying index, and (iii) to review a Fund’s market trading activities and portfolio transactions. During the Trust’s fiscal year ended April 30, 2018, the Investment Oversight Committee held four meetings.

Messrs. Bagge (Chair), Barre, Kole, Lim, Wicker and Wilson currently serve as members of the Nominating and Governance Committee. The Nominating and Governance Committee has the responsibility, among other things, to identify and recommend individuals for Board membership and evaluate candidates for Board membership. The Board will consider recommendations for trustees from shareholders. Nominations from shareholders should be in writing and sent to the Secretary of the Trust to the attention of the Chairman of the Nominating and Governance Committee, as described below under the caption “Shareholder Communications.” During the Trust’s fiscal year ended April 30, 2018, the Nominating and Governance Committee held four meetings.

Mr. Wilson, one of the Independent Trustees, serves as the chair of the Board (the “Independent Chair”). The Independent Chair, among other things, chairs the Board meetings, participates in the preparation of the Board agendas and serves as a liaison between, and facilitates communication among, the other Independent Trustees, the full Board, the Adviser and other service providers with respect to Board matters. The Chairs of the Audit Committee, Investment Oversight Committee and Nominating and Governance Committee also serve as liaisons between the Adviser and other service providers and the other Independent Trustees for matters pertaining to the respective Committee. The Board believes that its current leadership structure is appropriate taking into account the assets and number of Funds overseen by the Trustees, the size of the Board and the nature of the Funds’ business, as the Interested Trustees and officers of the Trust provide the Board with insight as to the daily management of the Funds while the Independent Chair promotes independent oversight of the Funds by the Board.

Risk Oversight. Each Fund is subject to a number of risks, including operational, investment and compliance risks. The Board, directly and through its Committees, as part of its oversight responsibilities, oversees the services provided by the Adviser and the Trust’s other service providers in connection with the management and operations of a Fund, as well as their associated risks. Under the oversight of the Board, the Trust, the Adviser and other service providers have adopted policies, procedures and controls to address these risks. The Board, directly and through its Committees, receives and reviews information from the Adviser, other service providers, the Trust’s independent registered public accounting firm, Trust counsel and counsel to the Independent Trustees to assist it in its oversight responsibilities. This information includes, but is not limited to, reports regarding a Fund’s investments, including Fund performance and investment practices, valuation of Fund portfolio securities, and compliance. The Board also reviews, and must approve any proposed changes to, a Fund’s investment objective, policies and restrictions, and reviews any areas of non-compliance with a Fund’s investment policies and restrictions. The Audit Committee monitors the Trust’s accounting policies, financial reporting and internal control system and reviews any internal audit reports impacting the Trust. As part of its compliance oversight, the Board reviews the annual compliance report issued by the Trust’s Chief Compliance Officer on the policies and procedures of the Trust and its service providers, proposed changes to those policies and procedures and quarterly reports on any material compliance issues that arose during the period.

Experience, Qualifications and Attributes. As noted above, the Nominating and Governance Committee is responsible for identifying, evaluating and recommending trustee candidates. The Nominating and Governance Committee reviews the background and the educational, business and professional experience of trustee candidates and the candidates’ expected contributions to the Board. Trustees selected to serve on the Board are expected to possess relevant skills and experience, time availability and the ability to work well with the other Trustees. In addition to those qualities and based on each Trustee’s experience, qualifications and attributes and the Trustees’ combined contributions to the Board, the following is a brief summary of the information that led to the conclusion that each Board member should serve as a Trustee.

Mr. Bagge has served as a trustee and Chairman of the Nominating and Governance Committee with the Fund Family since 2003. He founded YQA Capital Management, LLC in 1998 and has since served as a principal. Mr. Bagge serves as a Trustee and a member of the Investment Oversight Committee of Mission Aviation Fellowship. Previously, Mr. Bagge was the owner and CEO of Electronic Dynamic Balancing Company from 1988 to 2001. He began his career as a securities analyst for institutional investors, including CT&T Asset Management and J.C. Bradford & Co. The Board considered that Mr. Bagge has served as a board member or advisor for several privately held businesses and charitable organizations and the executive, investment and operations experience that Mr. Bagge has gained over the course of his career and through his financial industry experience.

Mr. Barre has served as a trustee with the Fund Family since 2010. He served as Assistant Professor of Business at Trinity Christian College from 2010 to 2016. Previously, he served in various positions with BMO Financial Group/Harris Private Bank, including Vice President and Senior Investment Strategist (2001-2008), Director of Open Architecture and Trading (2007-2008), Head of Fundamental Research (2004-2007) and Vice President and Senior Fixed Income Strategist (1994-2001). From 1983 to 1994, Mr. Barre was with the Office of the Manager of Investments at Commonwealth Edison Co. He also was a staff accountant at Peat Marwick Mitchell & Co. from 1981 to 1983. The Board considered the executive, financial and investment experience that Mr. Barre has gained over the course of his career and through his financial industry experience.

Mr. Carome has served as a trustee with the Fund Family since 2010. He has served as the Senior Managing Director and General Counsel of Invesco Ltd. since 2006, and has held various senior executive positions with Invesco Ltd. since 2003. Previously, he served in various positions with Liberty Financial Companies, Inc., including Senior Vice President and General Counsel (2000-2001), General Counsel of certain investment management subsidiaries (1998-2000) and Associate General Counsel (1993-1998). Prior to his employment with Liberty Financial Companies, Inc., Mr. Carome was an associate with Ropes & Gray LLP. The Board considered Mr. Carome’s senior executive position with Invesco Ltd.

Mr. Kole has served as a trustee with the Fund Family since 2006 and Chairman of the Audit Committee since 2008. He has been the Senior Director of Finance of By The Hand Club for Kids since 2015. Previously, he was the Chief Financial Officer of Hope Network from 2008 to 2012, and he was the Assistant Vice President and Controller at Priority Health from 2005 to 2008, Senior Vice President of Finance of United Healthcare from 2004 to 2005, Chief Accounting Officer and Senior Vice President of Finance of Oxford Health Plans from 2000 to 2004 and Audit Partner at Arthur Anderson LLP from 1996 to 2000. The Board of the Trust has determined that Mr. Kole is an “audit committee financial expert” as defined by the SEC. The Board considered the executive, financial and operations experience that Mr. Kole has gained over the course of his career and through his financial industry experience.

Mr. Lim has served as a trustee with the Fund Family since 2013 and Chairman of the Investment Oversight Committee since 2014. He has been a Managing Partner of RDG Funds LLC since 2008. Previously, he was a Managing Director and the Head of the Securitized Products Group of Citadel LLC (1999-2007). Prior to his employment with Citadel LLC, he was a Managing Director with Salomon Brothers Inc. The Board considered the executive, financial and operations experience that Mr. Lim has gained over the course of his career and through his financial industry experience.

Mr. Nussbaum has served as a trustee with the Fund Family since 2003. He has served as the Chairman of Performance Trust Capital Partners since 2004 and was the Executive Vice President of Finance from 1994 to 1999. Mr. Nussbaum also served as Managing Director of the Communication Institute from 2002 to 2003. Prior to joining Performance Trust Capital Partners in 1994, he was a Vice President at Clayton Brown & Associates. Before that, he was a senior examiner with the Financial Markets Unit of the Federal Reserve Bank of Chicago. The Board considered the executive, financial, investment and operations experience that Mr. Nussbaum has gained over the course of his career and through his financial industry experience.

Mr. Wicker has served as a trustee with the Fund Family since 2013. He has served as Senior Vice President of Global Finance and Chief Financial Officer at RBC Ministries since 2013. Previously, he was the Executive Vice President and Chief Financial Officer of Zondervan Publishing from 2007 to 2012. Prior to his employment with Zondervan Publishing, he held various positions with divisions of The Thomson Corporation, including Senior Vice President and Group Controller (2005-2006), Senior Vice President and Chief Financial Officer (2003-2004), Chief Financial Officer (2001-2003), Vice President, Finance and Controller (1999-2001) and Assistant Controller (1997-1999). Prior to that, Mr. Wicker was Senior Manager in the Audit and Business Advisory Services Group of Price Waterhouse (1994-1996). The Board of the Trust has determined that Mr. Wicker is an “audit committee financial expert” as defined by the SEC. The Board considered the executive, financial and operations experience that Mr. Wicker has gained over the course of his career and through his financial industry experience.

Mr. Wilson has served as a trustee with the Fund Family since 2006 and as the Independent Chair since 2012. He also served as lead Independent Trustee in 2011. He has served as the Chairman, President and Chief Executive Officer of McHenry Bancorp Inc. and McHenry Savings Bank since 2018. He has served as the Chairman and Chief Executive Officer of Stone Pillar Advisors, Ltd. since 2010 and as President and Chief Executive Officer of Stone Pillar Investments, Ltd. since 2016. Previously, he was the Chairman, President and Chief Executive Officer of Community Financial Shares, Inc. and its subsidiary, Community Bank—Wheaton/Glen Ellyn (2013-2015). He also was the Chief Operating Officer (2007-2009) and Executive Vice President and Chief Financial Officer (2006-2007) of AMCORE Financial, Inc. Mr. Wilson also served as Senior Vice President and Treasurer of Marshall & Ilsley Corp. from 1995 to 2006. He started his career with the Federal Reserve Bank of Chicago, serving in several roles in the bank examination division and the economic research division. The Board of the Trust has determined that Mr. Wilson is an “audit committee financial expert” as defined by the SEC. The Board considered the executive, financial and operations experience that Mr. Wilson has gained over the course of his career and through his financial industry experience.

This disclosure is not intended to hold out any Trustee as having any special expertise and shall not impose greater duties, obligations or liabilities on the Trustees. The Trustees’ principal occupations during the past five years or more are shown in the above table.

For his services as a Trustee of the Trust and other trusts in the Fund Family, each Independent Trustee and Unaffiliated Trustee receives an annual retainer of $290,000 (the “Retainer”). The Retainer for the Independent Trustees is allocated half pro rata among all the funds in the Fund Family and the other half is allocated among all of the funds in the Fund Family based on average net assets. Mr. Wilson receives an additional $100,000 per year for his service as the Independent Chair, allocated in the same manner as the Retainer. The chair of the Audit Committee receives an additional fee of $28,000 per year and the chairs of the Investment Oversight Committee and the Nominating and Governance Committee each receive an additional fee of $17,000 per year, each allocated in the same manner as the Retainer. Each Trustee also is reimbursed for travel and other out-of-pocket expenses incurred in attending Board and committee meetings. The Adviser, on behalf of the Funds, compensates the Unaffiliated Trustee and reimburses the Unaffiliated Trustee’s travel and other out-of-pocket expenses.

The Trust’s DC Plan allows each Independent Trustee and Unaffiliated Trustee to defer payment of all or a portion of the fees that the Trustee receives for serving on the Board throughout the year. Each eligible Trustee generally may elect to have deferred amounts credited with a return equal to the total return on one to five of the funds of Invesco Exchange-Traded Fund Trust II or the Trust that are offered as investment options under the DC Plan. At the Trustee’s election, distributions are either in one lump sum payment, or in the form of equal annual installments over a period of years designated by the Trustee. The rights of an eligible Trustee and the beneficiaries to the amounts held under the DC Plan are unsecured, and such amounts are subject to the claims of the creditors of the Funds. The Independent Trustees and the Unaffiliated Trustee are not eligible for any pension or profit sharing plan in their capacity as Trustees.

The following sets forth the fees paid to each Trustee for the fiscal year ended April 30, 2018:

Name of Trustee	Aggregate Compensation From Funds(3)	Pension or Retirement Benefits accrued as part of Fund Expenses	Total Compensation Paid From Fund Complex(1)(3)
Independent Trustees
Ronn R. Bagge	$110,469	N/A	$307,000
Todd J. Barre	$104,353	N/A	$290,000
Marc M. Kole	$114,427	N/A	$318,000
Yung Bong Lim	$110,469	N/A	$307,000
Gary R. Wicker	$104,353	N/A	$290,000
Donald H. Wilson	$140,336	N/A	$390,000
Unaffiliated Trustee
Philip M. Nussbaum(2)	$104,353	N/A	$290,000
Interested Trustee
Kevin M. Carome	N/A	N/A	N/A

(1)	The amounts shown in this column represent the aggregate compensation paid by all of the funds of the trusts in the Fund Family for the fiscal year ended April 30, 2018, before deferral by the Trustees under the DC Plan. During the fiscal year ended April 30, 2018, Messrs. Lim and Nussbaum deferred 100% of their compensation.
(2)	The Adviser paid Mr. Nussbaum $104,353 on behalf of the Funds and $290,000 on behalf of the Fund Complex for the fiscal year ended April 30, 2018.
(3)	The Predecessor Funds did not pay Trustee compensation until after the Reorganizations.

As of the date of this SAI, the Trustees and officers of the Trust, as a group, owned less than 1% of each Fund’s outstanding Shares.

Principal Holders and Control Persons. The following table sets forth the name, address and percentage of ownership of each person who is known by the Trust to own, of record or beneficially, 5% or more of each Fund’s outstanding equity securities as of August 1, 2018:

INVESCO AEROSPACE & DEFENSE ETF

Name & Address	% Owned
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	11.44%
Edward Jones 720 Olive Street #50 St. Louis, MO 63101	5.32%
Merrill Lynch, Pierce, Fenner & Smith Inc 3455 Peachtree Rd Atlanta, GA 30326	6.96%
Morgan Stanley Smith Barney LLC 2000 Westchester Avenue Purchase, NY 10577	8.70%
National Financial Services LLC 200 Liberty Street New York, NY 10281	12.18%
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399	6.49%
TD Ameritrade Clearing, Inc. 4211 South 102nd Street Omaha, NE 68127	9.13%
Wells Fargo Clearing Services, LLC One North Jefferson Avenue St. Louis, MO 63103	6.82%

INVESCO BUYBACK ACHIEVERS™ ETF

Name & Address	% Owned
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	16.55%
LPL Financial Corporation One Beacon Street Boston, MA 02108	6.07%
Merrill Lynch, Pierce, Fenner & Smith Inc 3455 Peachtree Rd Atlanta, GA 30326	12.08%
Morgan Stanley Smith Barney LLC 2000 Westchester Avenue Purchase, NY 10577	6.65%
National Financial Services LLC 200 Liberty Street New York, NY 10281	11.69%
TD Ameritrade Clearing, Inc. 4211 South 102nd Street Omaha, NE 68127	6.28%

INVESCO CLEANTECHTM ETF

Name & Address	% Owned
Bank of America, NA/GWIM Trust 100 North Tryon Street Charlotte, NC 28255	6.69%
CDS Clearing and Depository Services Inc. 85 Richmond Street West Toronto, ON M5H 2C9	12.59%
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	12.65%
Morgan Stanley Smith Barney LLC 2000 Westchester Avenue Purchase, NY 10577	5.42%
National Financial Services LLC 200 Liberty Street New York, NY 10281	9.64%
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399	7.18%

INVESCO DIVIDEND ACHIEVERS™ ETF

Name & Address	% Owned
The Bank of New York Mellon One Wall Street New York, NY 10286	9.94%
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	9.31%
Merrill Lynch, Pierce, Fenner & Smith Inc 3455 Peachtree Rd Atlanta, GA 30326	8.32%
Morgan Stanley Smith Barney LLC 2000 Westchester Avenue Purchase, NY 10577	7.67%
National Financial Services LLC 200 Liberty Street New York, NY 10281	11.28%
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399	6.00%
Raymond, James & Associates, Inc. 880 Carillon Parkway St. Petersburg, FL 33716	5.42%
RBC Capital Markets, LLC 200 Vesey Street, 9th Floor New York, NY 10281	5.64%
Wells Fargo Clearing Services, LLC One North Jefferson Avenue St. Louis, MO 63103	9.16%

INVESCO DOW JONES INDUSTRIAL AVERAGE DIVIDEND ETF

Name & Address	% Owned
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	16.54%
Merrill Lynch, Pierce, Fenner & Smith Inc 3455 Peachtree Rd Atlanta, GA 30326	17.08%
National Financial Services LLC 200 Liberty Street New York, NY 10281	21.96%
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399	7.73%
TD Ameritrade Clearing, Inc. 4211 South 102nd Street Omaha, NE 68127	17.74%

INVESCO DWA BASIC MATERIALS MOMENTUM ETF

Name & Address	% Owned
Ameriprise Enterprise Investment Services Inc. 55 Ameriprise Financial Center Minneapolis, MN 55474	24.51%
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	13.10%
LPL Financial Corporation One Beacon Street Boston, MA 02108	5.50%
National Financial Services LLC 200 Liberty Street New York, NY 10281	11.88%
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399	5.67%
TD Ameritrade Clearing, Inc. 4211 South 102nd Street Omaha, NE 68127	11.87%
Wells Fargo Clearing Services, LLC One North Jefferson Avenue St. Louis, MO 63103	5.32%

INVESCO DWA CONSUMER CYCLICALS MOMENTUM ETF

Name & Address	% Owned
Bank of New York 225 Liberty Street New York, NY 10286	27.21%
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	5.24%
Folio Investing 8180 Greensboro Drive McLean, VA 22102	7.52%
LPL Financial Corporation One Beacon Street Boston, MA 02108	5.50%
Merrill Lynch, Pierce, Fenner & Smith Inc 3455 Peachtree Rd Atlanta, GA 30326	5.65%
Morgan Stanley Smith Barney LLC 2000 Westchester Avenue Purchase, NY 10577	5.36%

Name & Address	% Owned
National Financial Services LLC 200 Liberty Street New York, NY 10281	6.39%
UBS Financial Services LLC 1200 Harbor Blvd. Weehawken, NJ 07086	8.03%
Wells Fargo Clearing Services, LLC One North Jefferson Avenue St. Louis, MO 63103	8.42%

INVESCO DWA CONSUMER STAPLES MOMENTUM ETF

Name & Address	% Owned
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	11.36%
Merrill Lynch, Pierce, Fenner & Smith Inc 3455 Peachtree Rd Atlanta, GA 30326	7.19%
Morgan Stanley Smith Barney LLC 2000 Westchester Avenue Purchase, NY 10577	12.43%
National Financial Services LLC 200 Liberty Street New York, NY 10281	15.54%
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399	15.69%
TD Ameritrade Clearing, Inc. 4211 South 102nd Street Omaha, NE 68127	5.10%
Wells Fargo Clearing Services, LLC One North Jefferson Avenue St. Louis, MO 63103	6.31%

INVESCO DWA ENERGY MOMENTUM ETF

Name & Address	% Owned
Bank of New York 225 Liberty Street New York, NY 10286	12.34%
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	11.52%
Merrill Lynch, Pierce, Fenner & Smith Inc 3455 Peachtree Rd Atlanta, GA 30326	6.27%

Name & Address	% Owned
Morgan Stanley Smith Barney LLC 2000 Westchester Avenue Purchase, NY 10577	6.19%
National Financial Services LLC 200 Liberty Street New York, NY 10281	15.23%
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399	5.20%
TD Ameritrade Clearing, Inc. 4211 South 102nd Street Omaha, NE 68127	5.00%
UBS Financial Services LLC 1200 Harbor Blvd. Weehawken, NJ 07086	8.11%
Wells Fargo Clearing Services, LLC One North Jefferson Avenue St. Louis, MO 63103	5.58%

INVESCO DWA FINANCIAL MOMENTUM ETF

Name & Address	% Owned
Ameriprise Enterprise Investment Services Inc. 55 Ameriprise Financial Center Minneapolis, MN 55474	7.48%
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	12.99%
Edward Jones 720 Olive St #50 St. Louis, MO 63101	5.32%
Merrill Lynch, Pierce, Fenner & Smith Incorporated 4 Corporate Place Piscataway, NJ 08854	9.02%
Merrill Lynch, Pierce, Fenner & Smith Inc 3455 Peachtree Rd Atlanta, GA 30326	11.65%
Morgan Stanley Smith Barney LLC 2000 Westchester Avenue Purchase, NY 10577	10.75%
National Financial Services LLC 200 Liberty Street New York, NY 10281	8.79%
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399	5.77%
Raymond, James & Associates, Inc. 880 Carillon Parkway St. Petersburg, FL 33716	8.97%

INVESCO DWA HEALTHCARE MOMENTUM ETF

Name & Address	% Owned
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	15.74%
Merrill Lynch, Pierce, Fenner & Smith Inc 3455 Peachtree Rd Atlanta, GA 30326	5.64%
Morgan Stanley Smith Barney LLC 2000 Westchester Avenue Purchase, NY 10577	13.34%
National Financial Services LLC 200 Liberty Street New York, NY 10281	10.13%
Raymond, James & Associates, Inc. 880 Carillon Parkway St. Petersburg, FL 33716	12.47%
TD Ameritrade Clearing, Inc. 4211 South 102nd Street Omaha, NE 68127	5.79%
UBS Financial Services LLC 1200 Harbor Blvd. Weehawken, NJ 07086	5.77%
Wells Fargo Clearing Services, LLC One North Jefferson Avenue St. Louis, MO 63103	6.91%

INVESCO DWA INDUSTRIALS MOMENTUM ETF

Name & Address	% Owned
Bank of New York 225 Liberty Street New York, NY 10286	21.70%
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	9.09%
Merrill Lynch, Pierce, Fenner & Smith Inc. 3455 Peachtree Rd Atlanta, GA 30326	7.56%
Morgan Stanley Smith Barney LLC 2000 Westchester Avenue Purchase, NY 10577	6.82%
National Financial Services LLC 200 Liberty Street New York, NY 10281	5.00%
UBS Financial Services LLC 1200 Harbor Blvd. Weehawken, NJ 07086	5.17%
Wells Fargo Clearing Services, LLC One North Jefferson Avenue St. Louis, MO 63103	12.16%

INVESCO DWA MOMENTUM ETF

Name & Address	% Owned
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	14.95%
LPL Financial Corporation One Beacon Street Boston, MA 02108	5.35%
Merrill Lynch, Pierce, Fenner & Smith Inc 3455 Peachtree Rd Atlanta, GA 30326	5.47%
Morgan Stanley Smith Barney LLC 2000 Westchester Avenue Purchase, NY 10577	9.92%
National Financial Services LLC 200 Liberty Street New York, NY 10281	9.67%
Raymond, James & Associates, Inc. 880 Carillon Parkway St. Petersburg, FL 33716	9.77%
TD Ameritrade Clearing, Inc. 4211 South 102nd Street Omaha, NE 68127	5.60%
UBS Financial Services LLC 1200 Harbor Blvd. Weehawken, NJ 07086	5.29%
Wells Fargo Clearing Services, LLC One North Jefferson Avenue St. Louis, MO 63103	12.96%

INVESCO DWA NASDAQ MOMENTUM ETF

Name & Address	% Owned
Fifth Third Bancorp 38 Fountain Square Plaza Cincinnati, OH 45263	11.64%
Ameriprise Enterprise Investment Services Inc. 55 Ameriprise Financial Center Minneapolis, MN 55474	8.81%
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	7.98%

Name & Address	% Owned
Merrill Lynch, Pierce, Fenner & Smith Incorporated 4 Corporate Place Piscataway, NJ 08854	8.27%
Morgan Stanley Smith Barney LLC 2000 Westchester Avenue Purchase, NY 10577	8.86%
National Financial Services LLC 200 Liberty Street New York, NY 10281	7.19%
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399	5.10%
TD Ameritrade Clearing, Inc. 4211 South 102nd Street Omaha, NE 68127	10.62%

INVESCO DWA TECHNOLOGY MOMENTUM ETF

Name & Address	% Owned
Bank of New York 225 Liberty Street New York, NY 10286	16.26%
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	8.30%
Merrill Lynch, Pierce, Fenner & Smith Inc 3455 Peachtree Rd Atlanta, GA 30326	9.08%
Morgan Stanley Smith Barney LLC 2000 Westchester Avenue Purchase, NY 10577	10.11%
National Financial Services LLC 200 Liberty Street New York, NY 10281	5.79%
UBS Financial Services LLC 1200 Harbor Blvd. Weehawken, NJ 07086	5.75%
Wells Fargo Clearing Services, LLC One North Jefferson Avenue St. Louis, MO 63103	8.97%

INVESCO DWA UTILITIES MOMENTUM ETF

Name & Address	% Owned
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	15.63%
LPL Financial Corporation One Beacon Street Boston, MA 02108	9.22%
Merrill Lynch, Pierce, Fenner & Smith Inc 3455 Peachtree Rd Atlanta, GA 30326	6.45%
Morgan Stanley Smith Barney LLC 2000 Westchester Avenue Purchase, NY 10577	8.77%
National Financial Services LLC 200 Liberty Street New York, NY 10281	9.37%
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399	8.13%
TD Ameritrade Clearing, Inc. 4211 South 102nd Street Omaha, NE 68127	11.20%
Wells Fargo Clearing Services, LLC One North Jefferson Avenue St. Louis, MO 63103	8.72%

INVESCO DYNAMIC BIOTECHNOLOGY & GENOME ETF

Name & Address	% Owned
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	11.34%
Merrill Lynch, Pierce, Fenner & Smith Inc 3455 Peachtree Rd Atlanta, GA 30326	8.72%
Morgan Stanley Smith Barney LLC 2000 Westchester Avenue Purchase, NY 10577	12.13%
National Financial Services LLC 200 Liberty Street New York, NY 10281	12.29%
TD Ameritrade Clearing, Inc. 4211 South 102nd Street Omaha, NE 68127	5.45%
UBS Financial Services LLC 1200 Harbor Blvd. Weehawken, NJ 07086	5.72%
Wells Fargo Clearing Services, LLC One North Jefferson Avenue St. Louis, MO 63103	9.64%

INVESCO DYNAMIC BUILDING & CONSTRUCTION ETF

Name & Address	% Owned
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	10.19%
LPL Financial Corporation One Beacon Street Boston, MA 02108	6.68%
Merrill Lynch, Pierce, Fenner & Smith Inc 3455 Peachtree Rd Atlanta, GA 30326	7.46%
Morgan Stanley Smith Barney LLC 2000 Westchester Avenue Purchase, NY 10577	7.76%
National Financial Services LLC 200 Liberty Street New York, NY 10281	15.22%
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399	7.82%
Wells Fargo Clearing Services, LLC One North Jefferson Avenue St. Louis, MO 63103	8.94%

INVESCO DYNAMIC ENERGY EXPLORATION & PRODUCTION ETF

Name & Address	% Owned
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	15.49%
Merrill Lynch, Pierce, Fenner & Smith Inc 3455 Peachtree Rd Atlanta, GA 30326	7.37%
Morgan Stanley Smith Barney LLC 2000 Westchester Avenue Purchase, NY 10577	7.29%
National Financial Services LLC 200 Liberty Street New York, NY 10281	11.01%
Raymond, James & Associates, Inc. 880 Carillon Parkway St. Petersburg, FL 33716	6.66%

Name & Address	% Owned
TD Ameritrade Clearing, Inc. 4211 South 102nd Street Omaha, NE 68127	18.02%
UBS Financial Services LLC 1200 Harbor Blvd. Weehawken, NJ 07086	8.35%
Wells Fargo Clearing Services, LLC One North Jefferson Avenue St. Louis, MO 63103	6.17%

INVESCO DYNAMIC FOOD & BEVERAGE ETF

Name & Address	% Owned
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	12.75%
Merrill Lynch, Pierce, Fenner & Smith Inc 3455 Peachtree Rd Atlanta, GA 30326	7.61%
Morgan Stanley Smith Barney LLC 2000 Westchester Avenue Purchase, NY 10577	5.39%
National Financial Services LLC 200 Liberty Street New York, NY 10281	16.72%
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399	8.93%
TD Ameritrade Clearing, Inc. 4211 South 102nd Street Omaha, NE 68127	8.47%
Wells Fargo Clearing Services, LLC One North Jefferson Avenue St. Louis, MO 63103	5.73%

INVESCO DYNAMIC LARGE CAP GROWTH ETF

Name & Address	% Owned
Ameriprise Enterprise Investment Services Inc. 55 Ameriprise Financial Center Minneapolis, MN 55474	6.84%
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	15.27%
LPL Financial Corporation One Beacon Street Boston, MA 02108	8.40%

Name & Address	% Owned
Merrill Lynch, Pierce, Fenner & Smith Inc 3455 Peachtree Rd Atlanta, GA 30326	6.63%
Morgan Stanley Smith Barney LLC 2000 Westchester Avenue Purchase, NY 10577	19.27%
National Financial Services LLC 200 Liberty Street New York, NY 10281	9.38%
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399	7.70%
TD Ameritrade Clearing, Inc. 4211 South 102nd Street Omaha, NE 68127	5.19%

INVESCO DYNAMIC LARGE CAP VALUE ETF

Name & Address	% Owned
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	15.70%
Morgan Stanley Smith Barney LLC 2000 Westchester Avenue Purchase, NY 10577	21.42%
National Financial Services LLC 200 Liberty Street New York, NY 10281	10.15%
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399	6.22%
PNC Bank, National Association 300 Fifth Avenue The Tower at PNC Plaza Pittsburgh, PA 15222	6.55%
TD Ameritrade Clearing, Inc. 402 South 102nd Street Omaha, NE 68126	5.61%
Wells Fargo Clearing Services, LLC One North Jefferson Avenue St. Louis, MO 63103	5.38%

INVESCO DYNAMIC LEISURE AND ENTERTAINMENT ETF

Name & Address	% Owned
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	11.65%
Janney Montgomery Scott Inc. 1801 Market St. Philadelphia, PA 19103	17.38%
JPMorgan Chase Bank, National Association 1111 Polaris Parkway Columbus, OH 43240	21.52%
Morgan Stanley Smith Barney LLC 2000 Westchester Avenue Purchase, NY 10577	5.29%
National Financial Services LLC 200 Liberty Street New York, NY 10281	7.29%
US Bank NA 425 Walnut Street Cincinnati, OH 45202	10.74%

INVESCO DYNAMIC MARKET ETF

Name & Address	% Owned
Ameriprise Enterprise Investment Services Inc. 55 Ameriprise Financial Center Minneapolis, MN 55474	18.28%
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	9.86%
LPL Financial Corporation One Beacon Street Boston, MA 02108	6.03%
Merrill Lynch, Pierce, Fenner & Smith Inc 3455 Peachtree Rd Atlanta, GA 30326	7.03%
Morgan Stanley Smith Barney LLC 2000 Westchester Avenue Purchase, NY 10577	12.18%
National Financial Services LLC 200 Liberty Street New York, NY 10281	10.47%
TD Ameritrade Clearing, Inc. 4211 South 102nd Street Omaha, NE 68127	6.21%
Wells Fargo Clearing Services, LLC One North Jefferson Avenue St. Louis, MO 63103	6.78%

INVESCO DYNAMIC MEDIA ETF

Name & Address	% Owned
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	17.09%
Merrill Lynch, Pierce, Fenner & Smith Inc 3455 Peachtree Rd Atlanta, GA 30326	9.76%
Morgan Stanley Smith Barney LLC 2000 Westchester Avenue Purchase, NY 10577	6.78%
National Financial Services LLC 200 Liberty Street New York, NY 10281	18.03%
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399	6.55%
UBS Financial Services LLC 1200 Harbor Blvd. Weehawken, NJ 07086	7.55%
Wells Fargo Clearing Services, LLC One North Jefferson Avenue St. Louis, MO 63103	5.40%

INVESCO DYNAMIC NETWORKING ETF

Name & Address	% Owned
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	16.25%
Morgan Stanley Smith Barney LLC 2000 Westchester Avenue Purchase, NY 10577	9.17%
National Financial Services LLC 200 Liberty Street New York, NY 10281	14.55%
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399	6.59%
Raymond, James & Associates, Inc. 880 Carillon Parkway St. Petersburg, FL 33716	10.66%
TD Ameritrade Clearing, Inc. 4211 South 102nd Street Omaha, NE 68127	10.39%
UBS Financial Services LLC 1200 Harbor Boulevard. Weehawken, NJ 07086	8.19%
Wells Fargo Clearing Services, LLC One North Jefferson Avenue St. Louis, MO 63103	5.80%

INVESCO DYNAMIC OIL & GAS SERVICES ETF

Name & Address	% Owned
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	9.53%
Merrill Lynch, Pierce, Fenner & Smith Inc 3455 Peachtree Rd Atlanta, GA 30326	8.73%
National Financial Services LLC 200 Liberty Street New York, NY 10281	26.57%
Raymond, James & Associates, Inc. 880 Carillon Parkway St. Petersburg, FL 33716	5.33%
RBC Capital Markets, LLC 200 Vesey Street, 9th Floor New York, NY 10281	5.41%
TD Ameritrade Clearing, Inc. 4211 South 102nd Street Omaha, NE 68127	8.92%

INVESCO DYNAMIC PHARMACEUTICALS ETF

Name & Address	% Owned
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	15.68%
Merrill Lynch, Pierce, Fenner & Smith Inc 3455 Peachtree Rd Atlanta, GA 30326	7.44%
National Financial Services LLC 200 Liberty Street New York, NY 10281	15.99%
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399	8.14%
TD Ameritrade Clearing, Inc. 4211 South 102nd Street Omaha, NE 68127	13.33%

INVESCO DYNAMIC RETAIL ETF

Name & Address	% Owned
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	8.91%
Desjardins Securities Inc. 3030 North Rocky Point Drive West Suite 700 Tampa, FL 33607	19.65%
Merrill Lynch, Pierce, Fenner & Smith Incorporated 4 Corporate Place Piscataway, NJ 08854	15.29%
Merrill Lynch, Pierce, Fenner & Smith Inc 3455 Peachtree Rd Atlanta, GA 30326	5.33%
National Financial Services LLC 200 Liberty Street New York, NY 10281	7.79%
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399	5.72%
TD Ameritrade Clearing, Inc. 4211 South 102nd Street Omaha, NE 68127	10.97%

INVESCO DYNAMIC SEMICONDUCTORS ETF

Name & Address	% Owned
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	15.40%
Merrill Lynch, Pierce, Fenner & Smith Inc 3455 Peachtree Rd Atlanta, GA 30326	8.19%
Morgan Stanley Smith Barney LLC 2000 Westchester Avenue Purchase, NY 10577	5.80%
National Financial Services LLC 200 Liberty Street New York, NY 10281	20.30%
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399	5.88%
Raymond, James & Associates, Inc. 880 Carillon Parkway St. Petersburg, FL 33716	5.80%
TD Ameritrade Clearing, Inc. 4211 South 102nd Street Omaha, NE 68127	9.85%
UBS Financial Services LLC 1200 Harbor Boulevard Weehawken, NJ 07086	5.91%

INVESCO DYNAMIC SOFTWARE ETF

Name & Address	% Owned
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	16.20%
Merrill Lynch, Pierce, Fenner & Smith Inc 3455 Peachtree Rd Atlanta, GA 30326	5.76%
Morgan Stanley Smith Barney LLC 2000 Westchester Avenue Purchase, NY 10577	7.41%
National Financial Services LLC 200 Liberty Street New York, NY 10281	9.33%
Raymond, James & Associates, Inc. 880 Carillon Parkway St. Petersburg, FL 33716	11.70%
TD Ameritrade Clearing, Inc. 4211 South 102nd Street Omaha, NE 68127	8.07%
UBS Financial Services LLC 1200 Harbor Boulevard. Weehawken, NJ 07086	7.81%
Wells Fargo Clearing Services, LLC One North Jefferson Avenue St. Louis, MO 63103	9.79%

INVESCO FINANCIAL PREFERRED ETF

Name & Address	% Owned
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	14.36%
Merrill Lynch, Pierce, Fenner & Smith Inc 3455 Peachtree Rd Atlanta, GA 30326	9.43%
Morgan Stanley Smith Barney LLC 2000 Westchester Avenue Purchase, NY 10577	6.50%
National Financial Services LLC 200 Liberty Street New York, NY 10281	15.29%
TD Ameritrade Clearing, Inc. 4211 South 102nd Street Omaha, NE 68127	8.14%
Wells Fargo Clearing Services, LLC One North Jefferson Avenue St. Louis, MO 63103	7.26%

INVESCO FTSE RAFI US 1000 ETF

Name & Address	% Owned
The Bank of New York Mellon One Wall Street New York, NY 10286	6.00%
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	22.03%
National Financial Services LLC 200 Liberty Street New York, NY 10281	17.71%
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399	5.77%
TD Ameritrade Clearing, Inc. 4211 South 102nd Street Omaha, NE 68127	7.05%

INVESCO FTSE RAFI US 1500 SMALL-MID ETF

Name & Address	% Owned
The Bank of New York Mellon One Wall Street New York, NY 10286	14.08%
Bank of America, NA/GWIM Trust Operations 100 North Tryon Street Charlotte, NC 28255	5.34%
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	24.57%
Morgan Stanley Smith Barney LLC 2000 Westchester Avenue Purchase, NY 10577	6.23%
National Financial Services LLC 200 Liberty Street New York, NY 10281	8.74%
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399	7.00%
TD Ameritrade Clearing, Inc. 4211 South 102nd Street Omaha, NE 68127	10.36%

INVESCO GLOBAL LISTED PRIVATE EQUITY ETF

Name & Address	% Owned
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	11.46%
Merrill Lynch, Pierce, Fenner & Smith Inc 3455 Peachtree Rd Atlanta, GA 30326	6.85%
Morgan Stanley Smith Barney LLC 2000 Westchester Avenue Purchase, NY 10577	10.02%
National Financial Services LLC 200 Liberty Street New York, NY 10281	13.13%
TD Ameritrade Clearing, Inc. 4211 South 102nd Street Omaha, NE 68127	17.15%
Wells Fargo Bank, National Association 101 N. Philips Avenue Sioux Falls, SD 57104	6.65%
Wells Fargo Clearing Services, LLC One North Jefferson Avenue St. Louis, MO 63103	8.48%

INVESCO GOLDEN DRAGON CHINA ETF

Name & Address	% Owned
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	14.33%
JPMorgan Chase Bank, National Association 1111 Polaris Parkway Columbus, OH 43240	7.14%
Merrill Lynch, Pierce, Fenner & Smith Inc 3455 Peachtree Rd Atlanta, GA 30326	5.09%
Morgan Stanley Smith Barney LLC 2000 Westchester Avenue Purchase, NY 10577	5.50%
National Financial Services LLC 200 Liberty Street New York, NY 10281	14.16%
TD Ameritrade Clearing, Inc. 4211 South 102nd Street Omaha, NE 68127	8.46%
Wells Fargo Clearing Services, LLC One North Jefferson Avenue St. Louis, MO 63103	8.36%

INVESCO HIGH YIELD EQUITY DIVIDEND ACHIEVERS™ ETF

Name & Address	% Owned
Bank of America, NA/GWIM Trust Operations 100 North Tryon Street Charlotte, NC 28255	10.03%
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	17.93%
Merrill Lynch, Pierce, Fenner & Smith Inc 3455 Peachtree Rd Atlanta, GA 30326	5.62%
Morgan Stanley Smith Barney LLC 2000 Westchester Avenue Purchase, NY 10577	7.03%
National Financial Services LLC 200 Liberty Street New York, NY 10281	15.16%
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399	6.17%
TD Ameritrade Clearing, Inc. 4211 South 102nd Street Omaha, NE 68127	8.06%
Wells Fargo Clearing Services, LLC One North Jefferson Avenue St. Louis, MO 63103	6.15%

INVESCO INSIDER SENTIMENT ETF

Name & Address	% Owned
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	16.20%
Citibank, N.A. 333 W. 34th Street New York, NY 10001	5.17%
Morgan Stanley Smith Barney LLC 2000 Westchester Avenue Purchase, NY 10577	9.09%
National Financial Services LLC 200 Liberty Street New York, NY 10281	11.69%
TD Ameritrade Clearing, Inc. 4211 South 102nd Street Omaha, NE 68127	7.06%
UBS Financial Services LLC 1200 Harbor Blvd. Weehawken, NJ 07086	9.87%
Wells Fargo Clearing Services, LLC One North Jefferson Avenue St. Louis, MO 63103	5.38%

INVESCO INTERNATIONAL DIVIDEND ACHIEVERS™ ETF

Name & Address	% Owned
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	14.38%
Edward Jones 720 Olive Street #50 St. Louis, MO 63101	33.41%
Morgan Stanley Smith Barney LLC 2000 Westchester Avenue Purchase, NY 10577	7.17%
National Financial Services LLC 200 Liberty Street New York, NY 10281	7.93%

INVESCO NASDAQ INTERNET ETF

Name & Address	% Owned
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	13.92%
Merrill Lynch, Pierce, Fenner & Smith Inc 3455 Peachtree Rd Atlanta, GA 30326	5.82%
National Financial Services LLC 200 Liberty Street New York, NY 10281	15.80%
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399	13.08%
TD Ameritrade Clearing, Inc. 4211 South 102nd Street Omaha, NE 68127	6.06%

INVESCO RUSSELL 2000 EQUAL WEIGHT ETF

Name & Address	% Owned
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	8.87%
LPL Financial Corporation One Beacon Street Boston, MA 02108	33.33%
Merrill Lynch, Pierce, Fenner & Smith Incorporated 4 Corporate Place Piscataway, NJ 08854	8.42%
Merrill Lynch, Pierce, Fenner & Smith Inc 3455 Peachtree Rd Atlanta, GA 30326	7.02%
Morgan Stanley Smith Barney LLC 2000 Westchester Avenue Purchase, NY 10577	9.28%
National Financial Services LLC 200 Liberty Street New York, NY 10281	8.62%
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399	5.14%
TD Ameritrade Clearing, Inc. 4211 South 102nd Street Omaha, NE 68127	5.79%

INVESCO RUSSELL 2000 PURE GROWTH ETF

Name & Address	% Owned
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	7.06%
LPL Financial Corporation One Beacon Street Boston, MA 02108	8.60%
Merrill Lynch, Pierce, Fenner & Smith Inc 3455 Peachtree Rd Atlanta, GA 30326	6.30%
Morgan Stanley Smith Barney LLC 2000 Westchester Avenue Purchase, NY 10577	13.26%
National Financial Services LLC 200 Liberty Street New York, NY 10281	6.57%
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399	8.49%
Raymond, James & Associates, Inc. 880 Carillon Parkway St. Petersburg, FL 33716	6.22%
TD Ameritrade Clearing, Inc. 4211 South 102nd Street Omaha, NE 68127	5.96%
Wells Fargo Clearing Services, LLC One North Jefferson Avenue St. Louis, MO 63103	25.05%

INVESCO RUSSELL 2000 PURE VALUE ETF

Name & Address	% Owned
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	10.41%
LPL Financial Corporation One Beacon Street Boston, MA 02108	8.54%
Merrill Lynch, Pierce, Fenner & Smith Inc 3455 Peachtree Rd Atlanta, GA 30326	14.60%
Morgan Stanley Smith Barney LLC 2000 Westchester Avenue Purchase, NY 10577	9.46%
National Financial Services LLC 200 Liberty Street New York, NY 10281	11.29%
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399	6.21%
TD Ameritrade Clearing, Inc. 4211 South 102nd Street Omaha, NE 68127	10.53%

INVESCO RUSSELL MIDCAP EQUAL WEIGHT ETF

Name & Address	% Owned
Ameriprise Enterprise Investment Services, Inc. 55 Ameriprise Financial Center Minneapolis, MN 55474	5.05%
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	14.80%
Merrill Lynch, Pierce, Fenner & Smith Incorporated 4 Corporate Place Piscataway, NJ 08854	5.85%
Merrill Lynch, Pierce, Fenner & Smith Inc 3455 Peachtree Rd Atlanta, GA 30326	7.11%
Morgan Stanley Smith Barney LLC 2000 Westchester Avenue Purchase, NY 10577	18.38%

Name & Address	% Owned
National Financial Services LLC 200 Liberty Street New York, NY 10281	8.21%
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399	12.37%
Wells Fargo Clearing Services, LLC One North Jefferson Avenue St. Louis, MO 63103	5.21%

INVESCO RUSSELL MIDCAP PURE GROWTH ETF

Name & Address	% Owned
Fifth Third Bancorp 38 Fountain Square Plaza Cincinnati, OH 45263	6.56%
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	10.67%
Morgan Stanley Smith Barney LLC 2000 Westchester Avenue Purchase, NY 10577	12.68%
National Financial Services LLC 200 Liberty Street New York, NY 10281	23.13%
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399	7.45%
TD Ameritrade Clearing, Inc. 4211 South 102nd Street Omaha, NE 68127	6.16%

INVESCO RUSSELL MIDCAP PURE VALUE ETF

Name & Address	% Owned
Ameriprise Enterprise Investment Services Inc. 55 Ameriprise Financial Center Minneapolis, MN 55474	6.20%
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	6.29%
LPL Financial Corporation One Beacon Street Boston, MA 02108	5.10%
Morgan Stanley Smith Barney LLC 2000 Westchester Avenue Purchase, NY 10577	31.70%

Name & Address	% Owned
National Financial Services LLC 200 Liberty Street New York, NY 10281	7.04%
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399	11.72%
Wells Fargo Clearing Services, LLC One North Jefferson Avenue St. Louis, MO 63103	6.56%

INVESCO RUSSELL TOP 200 EQUAL WEIGHT ETF

Name & Address	% Owned
Ameriprise Enterprise Investment Services Inc. 55 Ameriprise Financial Center Minneapolis, MN 55474	15.48%
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	15.65%
Edward Jones 720 Olive St. #50 St. Louis, MO 63101	5.07%
LPL Financial Corporation One Beacon Street Boston, MA 02108	9.58%
Merrill Lynch, Pierce, Fenner & Smith Inc 3455 Peachtree Rd Atlanta, GA 30326	5.21%
Morgan Stanley Smith Barney LLC 2000 Westchester Avenue Purchase, NY 10577	5.55%
National Financial Services LLC 200 Liberty Street New York, NY 10281	8.40%
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399	6.50%
TD Ameritrade Clearing, Inc. 4211 South 102nd Street Omaha, NE 68127	6.25%
Wells Fargo Clearing Services, LLC One North Jefferson Avenue St. Louis, MO 63103	5.71%

INVESCO RUSSELL TOP 200 PURE GROWTH ETF

Name & Address	% Owned
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	6.38%
Morgan Stanley Smith Barney LLC 2000 Westchester Avenue Purchase, NY 10577	12.85%
National Financial Services LLC 200 Liberty Street New York, NY 10281	6.75%
State Street Bank and Trust Company One Lincoln Street Boston, MA 02111	49.81%

INVESCO RUSSELL TOP 200 PURE VALUE ETF

Name & Address	% Owned
Ameriprise Enterprise Investment Services Inc. 55 Ameriprise Financial Center Minneapolis, MN 55474	5.28%
National Financial Services LLC 200 Liberty Street New York, NY 10281	22.83%
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399	7.14%
State Street Bank and Trust Company One Lincoln Street Boston, MA 02111	31.87%
TD Ameritrade Clearing, Inc. 4211 South 102nd Street Omaha, NE 68127	8.07%
UBS Financial Services LLC 1200 Harbor Blvd. Weehawken, NJ 07086	7.79%

INVESCO S&P 100® EQUAL WEIGHT ETF

Name & Address	% Owned
Fifth Third Bancorp 38 Fountain Square Plaza Cincinnati, OH 45263	6.11%
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	9.41%
Goldman, Sachs & Co. 200 West Street New York, NY 10282	12.39%

Name & Address	% Owned
Merrill Lynch, Pierce, Fenner & Smith Incorporated 4 Corporate Place Piscataway, NJ 08854	20.76%
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399	18.92%
TD Ameritrade Clearing, Inc. 4211 South 102nd Street Omaha, NE 68127	15.36%

INVESCO S&P 500 BUYWRITE ETF

Name & Address	% Owned
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	11.83%
LPL Financial Corporation One Beacon Street Boston, MA 02108	5.28%
Morgan Stanley Smith Barney LLC 2000 Westchester Avenue Purchase, NY 10577	6.38%
National Financial Services LLC 200 Liberty Street New York, NY 10281	14.34%
TD Ameritrade Clearing, Inc. 4211 South 102nd Street Omaha, NE 68127	11.89%
Wells Fargo Clearing Services, LLC One North Jefferson Avenue St. Louis, MO 63103	6.86%

INVESCO S&P 500® EQUAL WEIGHT ETF

Name & Address	% Owned
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	18.15%
Merrill Lynch, Pierce, Fenner & Smith Inc 3455 Peachtree Rd Atlanta, GA 30326	7.46%
Morgan Stanley Smith Barney LLC 2000 Westchester Avenue Purchase, NY 10577	8.35%
National Financial Services LLC 200 Liberty Street New York, NY 10281	11.74%

Name & Address	% Owned
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399	5.94%
Raymond, James & Associates, Inc. 880 Carillon Parkway St. Petersburg, FL 33716	5.03%
TD Ameritrade Clearing, Inc. 4211 South 102nd Street Omaha, NE 68127	6.84%
UBS Financial Services LLC 1200 Harbor Blvd. Weehawken, NJ 07086	5.98%
Wells Fargo Clearing Services, LLC One North Jefferson Avenue St. Louis, MO 63103	6.53%

INVESCO S&P 500® EQUAL WEIGHT CONSUMER DISCRETIONARY ETF

Name & Address	% Owned
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	59.17%
National Financial Services LLC 200 Liberty Street New York, NY 10281	5.63%
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399	5.52%
Wells Fargo Clearing Services, LLC One North Jefferson Avenue St. Louis, MO 63103	7.48%

INVESCO S&P 500® EQUAL WEIGHT CONSUMER STAPLES ETF

Name & Address	% Owned
The Bank of New York Mellon One Wall Street New York, NY 10286	7.01%
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	20.04%
Citibank, N.A. 333 W. 34th Street New York, NY 10001	11.95%
Merrill Lynch, Pierce, Fenner & Smith Inc 3455 Peachtree Rd Atlanta, GA 30326	5.40%
National Financial Services LLC 200 Liberty Street New York, NY 10281	11.42%
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399	6.15%
TD Ameritrade Clearing, Inc. 4211 South 102nd Street Omaha, NE 68127	9.91%

INVESCO S&P 500® EQUAL WEIGHT ENERGY ETF

Name & Address	% Owned
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	43.44%
National Financial Services LLC 200 Liberty Street New York, NY 10281	10.58%
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399	9.21%
RBC Capital Markets, LLC 200 Vesey Street, 9th Floor New York, NY 10281	9.58%

INVESCO S&P 500® EQUAL WEIGHT FINANCIALS ETF

Name & Address	% Owned
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	46.35%
Merrill Lynch, Pierce, Fenner & Smith Inc 3455 Peachtree Rd Atlanta, GA 30326	9.34%
Morgan Stanley Smith Barney LLC 2000 Westchester Avenue Purchase, NY 10577	7.64%
National Financial Services LLC 200 Liberty Street New York, NY 10281	5.28%
Raymond, James & Associates, Inc. 880 Carillon Parkway St. Petersburg, FL 33716	7.45%
TD Ameritrade Clearing, Inc. 4211 South 102nd Street Omaha, NE 68127	6.81%

INVESCO S&P 500® EQUAL WEIGHT HEALTH CARE ETF

Name & Address	% Owned
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	48.70%
National Financial Services LLC 200 Liberty Street New York, NY 10281	9.39%
TD Ameritrade Clearing, Inc. 4211 South 102nd Street Omaha, NE 68127	5.80%

INVESCO S&P 500® EQUAL WEIGHT INDUSTRIALS ETF

Name & Address	% Owned
The Bank of New York Mellon One Wall Street New York, NY 10286	11.40%
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	29.63%
National Financial Services LLC 200 Liberty Street New York, NY 10281	15.71%
Raymond, James & Associates, Inc. 880 Carillon Parkway St. Petersburg, FL 33716	6.83%
UBS Financial Services LLC 1200 Harbor Blvd. Weehawken, NJ 07086	6.92%
TD Ameritrade Clearing, Inc. 4211 South 102nd Street Omaha, NE 68127	5.80%

INVESCO S&P 500® EQUAL WEIGHT MATERIALS ETF

Name & Address	% Owned
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	38.18%
LPL Financial Corporation One Beacon Street Boston, MA 02108	6.99%
Merrill Lynch, Pierce, Fenner & Smith Inc 3455 Peachtree Rd Atlanta, GA 30326	8.57%
National Financial Services LLC 200 Liberty Street New York, NY 10281	5.86%
TD Ameritrade Clearing, Inc. 4211 South 102nd Street Omaha, NE 68127	14.40%

INVESCO S&P 500® EQUAL WEIGHT REAL ESTATE ETF

Name & Address	% Owned
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	51.92%
Merrill Lynch, Pierce, Fenner & Smith Incorporated 4 Corporate Place Piscataway, NJ 08854	8.21%
Merrill Lynch, Pierce, Fenner & Smith Inc 3455 Peachtree Rd Atlanta, GA 30326	5.40%
National Financial Services LLC 200 Liberty Street New York, NY 10281	5.00%

INVESCO S&P 500® EQUAL WEIGHT TECHNOLOGY ETF

Name & Address	% Owned
The Bank of New York Mellon One Wall Street New York, NY 10286	5.15%
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	38.56%
Merrill Lynch, Pierce, Fenner & Smith Inc 3455 Peachtree Rd Atlanta, GA 30326	8.64%
National Financial Services LLC 200 Liberty Street New York, NY 10281	8.79%
Raymond, James & Associates, Inc. 880 Carillon Parkway St. Petersburg, FL 33716	6.55%

INVESCO S&P 500® EQUAL WEIGHT UTILITIES ETF

Name & Address	% Owned
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	36.84%
National Financial Services LLC 200 Liberty Street New York, NY 10281	14.61%
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399	11.19%
TD Ameritrade Clearing, Inc. 4211 South 102nd Street Omaha, NE 68127	9.09%

INVESCO S&P 500® PURE GROWTH ETF

Name & Address	% Owned
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	35.38%
LPL Financial Corporation One Beacon Street Boston MA 02108	5.32%
Merrill Lynch, Pierce, Fenner & Smith Inc 3455 Peachtree Rd Atlanta, GA 30326	5.60%
National Financial Services LLC 200 Liberty Street New York, NY 10281	12.40%
TD Ameritrade Clearing, Inc. 4211 South 102nd Street Omaha, NE 68127	5.78%

INVESCO S&P 500® PURE VALUE ETF

Name & Address	% Owned
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	26.36%
Merrill Lynch, Pierce, Fenner & Smith Inc 3455 Peachtree Rd Atlanta, GA 30326	7.14%
Morgan Stanley Smith Barney LLC 2000 Westchester Avenue Purchase, NY 10577	7.74%
National Financial Services LLC 200 Liberty Street New York, NY 10281	11.58%
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399	5.13%
TD Ameritrade Clearing, Inc. 4211 South 102nd Street Omaha, NE 68127	9.53%

INVESCO S&P 500® QUALITY ETF

Name & Address	% Owned
Ameriprise Enterprise Investment Services Inc. 55 Ameriprise Financial Center Minneapolis, MN 55474	5.09%
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	22.00%
Merrill Lynch, Pierce, Fenner & Smith Inc 3455 Peachtree Rd Atlanta, GA 30326	9.54%
National Financial Services LLC 200 Liberty Street New York, NY 10281	19.39%
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399	9.38%
TD Ameritrade Clearing, Inc. 4211 South 102nd Street Omaha, NE 68127	6.68%

INVESCO S&P 500® TOP 50 ETF

Name & Address	% Owned
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	18.07%
Merrill Lynch, Pierce, Fenner & Smith Inc 3455 Peachtree Rd Atlanta, GA 30326	20.71%
Morgan Stanley Smith Barney 2000 Westchester Avenue Purchase, NY 10577	6.89%

Name & Address	% Owned
National Financial Services LLC 200 Liberty Street New York, NY 10281	8.65%
Northern Trust Corp 50 South La Salle Street Chicago, IL 60603	5.78%
TD Ameritrade Clearing, Inc. 4211 South 102nd Street Omaha, NE 68127	6.80%
UBS Financial Services LLC 1200 Harbor Blvd. Weehawken, NJ 07086	5.89%

INVESCO S&P MIDCAP 400® EQUAL WEIGHT ETF

Name & Address	% Owned
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	26.52%
Merrill Lynch, Pierce, Fenner & Smith Inc 3455 Peachtree Rd Atlanta, GA 30326	5.75%
Morgan Stanley Smith Barney LLC 2000 Westchester Avenue Purchase, NY 10577	16.09%
National Financial Services LLC 200 Liberty Street New York, NY 10281	5.26%
Raymond, James & Associates, Inc. 880 Carillon Parkway St. Petersburg, FL 33716	5.66%
TD Ameritrade Clearing, Inc. 4211 South 102nd Street Omaha, NE 68127	7.65%
UBS Financial Services LLC 1200 Harbor Blvd. Weehawken, NJ 07086	5.93%
Wells Fargo Clearing Services, LLC One North Jefferson Avenue St. Louis, MO 63103	5.37%

INVESCO S&P MIDCAP 400® PURE GROWTH ETF

Name & Address	% Owned
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	28.80%
LPL Financial Corporation One Beacon Street Boston, MA 02108	5.32%
National Financial Services LLC 200 Liberty Street New York, NY 10281	14.54%
TD Ameritrade Clearing, Inc. 4211 South 102nd Street Omaha, NE 68127	10.40%

INVESCO S&P MIDCAP 400® PURE VALUE ETF

Name & Address	% Owned
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	21.78%
Morgan Stanley Smith Barney LLC 2000 Westchester Avenue Purchase, NY 10577	7.81%
National Financial Services LLC 200 Liberty Street New York, NY 10281	20.11%
TD Ameritrade Clearing, Inc. 4211 South 102nd Street Omaha, NE 68127	9.13%
US Bank NA 425 Walnut Street Cincinnati, OH 45202	5.69%

INVESCO S&P SMALLCAP 600® EQUAL WEIGHT ETF

Name & Address	% Owned
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	24.51%
LPL Financial Corporation One Beacon Street Boston MA 02108	18.49%
Morgan Stanley Smith Barney LLC 2000 Westchester Avenue Purchase, NY 10577	6.15%
National Financial Services LLC 200 Liberty Street New York, NY 10281	8.62%
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399	10.02%
TD Ameritrade Clearing, Inc. 4211 South 102nd Street Omaha, NE 68127	5.93%
UBS Financial Services LLC 1200 Harbor Blvd. Weehawken, NJ 07086	9.03%

INVESCO S&P SMALLCAP 600® PURE GROWTH ETF

Name & Address	% Owned
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	26.93%
LPL Financial Corporation One Beacon Street Boston MA 02108	9.63%
Morgan Stanley Smith Barney LLC 2000 Westchester Avenue Purchase, NY 10577	7.63%
National Financial Services LLC 200 Liberty Street New York, NY 10281	9.23%
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399	7.02%
Raymond, James & Associates, Inc. 880 Carillon Parkway St. Petersburg, FL 33716	5.20%
TD Ameritrade Clearing, Inc. 4211 South 102nd Street Omaha, NE 68127	9.24%
Wells Fargo Clearing Services, LLC One North Jefferson Avenue St. Louis, MO 63103	5.46%

INVESCO S&P SMALLCAP 600® PURE VALUE ETF

Name & Address	% Owned
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	24.10%
National Financial Services LLC 200 Liberty Street New York, NY 10281	17.50%
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399	5.17%
TD Ameritrade Clearing, Inc. 4211 South 102nd Street Omaha, NE 68127	21.74%
The Vanguard Group, Inc. 455 Devon Park Drive Wayne, PA 19087-1815	5.49%

INVESCO S&P SPIN-OFF ETF

Name & Address	% Owned
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	18.58%
JPMorgan Chase Bank, National Association 1111 Polaris Parkway Columbus, OH 43240	6.60%
J.P. Morgan Securities LLC 277 Park Avenue New York, NY 10172	7.30%
Merrill Lynch, Pierce, Fenner & Smith Inc 3455 Peachtree Rd Atlanta, GA 30326	7.10%
Morgan Stanley Smith Barney LLC 2000 Westchester Avenue Purchase, NY 10577	5.85%
National Financial Services LLC 200 Liberty Street New York, NY 10281	10.58%
TD Ameritrade Clearing, Inc. 4211 South 102nd Street Omaha, NE 68127	8.26%
UBS Financial Services LLC 1200 Harbor Blvd. Weehawken, NJ 07086	5.90%
Wells Fargo Clearing Services, LLC One North Jefferson Avenue St. Louis, MO 63103	5.29%

INVESCO WATER RESOURCES ETF

Name & Address	% Owned
Bank of America, NA/GWIM Trust Operations 100 North Tryon Street Charlotte, NC 28255	5.40%
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	12.19%
JPMorgan Chase Bank, National Association 1111 Polaris Parkway Columbus, OH 43240	5.72%
Merrill Lynch, Pierce, Fenner & Smith Inc 3455 Peachtree Rd Atlanta, GA 30326	8.63%
Morgan Stanley Smith Barney LLC 2000 Westchester Avenue Purchase, NY 10577	8.85%
National Financial Services LLC 200 Liberty Street New York, NY 10281	13.00%

INVESCO WILDERHILL CLEAN ENERGY ETF

Name & Address	% Owned
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	12.58%
Citibank, N.A. 333 W. 34th Street New York, NY 10001	7.90%
Morgan Stanley Smith Barney LLC 2000 Westchester Avenue Purchase, NY 10577	7.49%
National Financial Services LLC 200 Liberty Street New York, NY 10281	12.87%
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399	5.41%
TD Ameritrade Clearing, Inc. 4211 South 102nd Street Omaha, NE 68127	6.76%

INVESCO WILDERHILL PROGRESSIVE ENERGY ETF

Name & Address	% Owned
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	18.15%
Merrill Lynch Pierce, Fenner & Smith Incorporated 4 Corporate Place Piscataway, NJ 08854	8.65%
Merrill Lynch, Pierce, Fenner & Smith Inc 3455 Peachtree Rd Atlanta, GA 30326	5.96%
Morgan Stanley Smith Barney LLC 2000 Westchester Avenue Purchase, NY 10577	6.91%
National Financial Services LLC 200 Liberty Street New York, NY 10281	11.27%
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399	5.56%
TD Ameritrade Clearing, Inc. 4211 South 102nd Street Omaha, NE 68127	6.87%
Wells Fargo Clearing Services, LLC One North Jefferson Avenue St. Louis, MO 63103	6.14%

INVESCO WILSHIRE MICRO-CAP ETF

Name & Address	% Owned
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	44.30%
National Financial Services LLC 200 Liberty Street New York, NY 10281	27.02%
TD Ameritrade Clearing, Inc. 4211 South 102nd Street Omaha, NE 68127	5.41%

INVESCO ZACKS MICRO CAP ETF

Name & Address	% Owned
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	15.12%
Merrill Lynch, Pierce, Fenner & Smith Inc 3455 Peachtree Rd Atlanta, GA 30326	11.25%
Morgan Stanley Smith Barney LLC 2000 Westchester Avenue Purchase, NY 10577	9.20%
National Financial Services LLC 200 Liberty Street New York, NY 10281	12.24%
RBC Capital Markets, LLC 200 Vesey Street, 9th Floor New York, NY 10281	5.47%
TD Ameritrade Clearing, Inc. 4211 South 102nd Street Omaha, NE 68127	14.73%

INVESCO ZACKS MID-CAP ETF

Name & Address	% Owned
Ameriprise Enterprise Investment Services Inc. 55 Ameriprise Financial Center Minneapolis, MN 55474	11.49%
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	8.73%
LPL Financial Corporation One Beacon Street Boston, MA 02108	6.74%
National Financial Services LLC 200 Liberty Street New York, NY 10281	13.93%
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399	10.24%
Raymond, James & Associates, Inc. 880 Carillon Parkway St. Petersburg, FL 33716	7.11%
TD Ameritrade Clearing, Inc. 4211 South 102nd Street Omaha, NE 68127	16.13%
Wells Fargo Clearing Services, LLC One North Jefferson Avenue St. Louis, MO 63103	6.08%

INVESCO ZACKS MULTI-ASSET INCOME ETF

Name & Address	% Owned
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	25.82%
Merrill Lynch, Pierce, Fenner & Smith Inc 3455 Peachtree Rd Atlanta, GA 30326	8.59%
Morgan Stanley Smith Barney LLC 2000 Westchester Avenue Purchase, NY 10577	7.62%
National Financial Services LLC 200 Liberty Street New York, NY 10281	12.21%
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399	5.00%
TD Ameritrade Clearing, Inc. 4211 South 102nd Street Omaha, NE 68127	5.16%
Wells Fargo Clearing Services, LLC One North Jefferson Avenue St. Louis, MO 63103	6.38%

Shareholder Communications. Shareholders may send communications to the Trust’s Board by addressing the communications directly to the Board (or individual Board members) and/or otherwise clearly indicating in the salutation that the communication is for the Board (or individual Board members). Shareholders may send the communication to either the Trust’s office or directly to such Board members at the address specified for each Trustee. Management will review and generally respond to other shareholder communications sent to the Trusts’ office that are not directly addressed and sent to the Board. Such communications will be forwarded to the Board at management’s discretion based on the matters contained therein.

Investment Adviser. The Adviser provides investment tools and portfolios for advisers and investors. The Adviser is committed to theoretically sound portfolio construction and empirically verifiable investment management approaches. Its asset management philosophy and investment discipline is rooted deeply in the application of intuitive factor analysis and model implementation to enhance investment decisions.

The Adviser acts as investment adviser for, and manages the investment and reinvestment of, the assets of the Funds. The Adviser also administers the Trust’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and permits any of its officers or employees to serve without compensation as Trustees or officers of the Trust if elected to such positions.

Invesco Capital Management LLC, organized February 7, 2003, is located at 3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515.

Invesco Ltd. is the parent company of Invesco Capital Management LLC, and is located at Two Peachtree Pointe, 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. Invesco Ltd. and its subsidiaries are an independent global investment management group.

Portfolio Managers. The Adviser uses a team of portfolio managers (the “Portfolio Managers”), investment strategists and other investment specialists. This team approach brings together many disciplines and leverages the Adviser’s extensive resources. Peter Hubbard oversees all research, portfolio management and trading operations of the Adviser. In this capacity, he oversees a team of the Portfolio Managers responsible for the day-to-day management of the Funds. Mr. Hubbard receives management assistance from Philip Fang, David Hemming, Michael Jeanette, Gary Jones, Jeffrey Kernagis, Jonathan Nixon, Richard Ose, Theodore Samulowitz and Anthony Seisser.

As of April 30, 2018, Mr. Hubbard managed 198 registered investment companies with approximately $109.5 billion in assets, 84 other pooled investment vehicles with approximately $90.8 billion in assets and no other accounts.

As of April 30, 2018, Mr. Fang managed 36 registered investment companies with approximately $35.2 billion in assets, six other pooled investment vehicles with approximately $391.1 million in assets and no other accounts.

As of April 30, 2018, Mr. Hemming managed four registered investment companies with approximately $1.6 billion in assets, 12 other pooled investment vehicles with approximately $5.5 billion in assets and no other accounts.

As of April 30, 2018, Mr. Jeanette managed 154 registered investment companies with approximately $71.8 billion in assets, 21 other pooled investment vehicles with approximately $62.5 billion in assets and no other accounts.

As of April 30, 2018, Mr. Jones managed 37 registered investment companies with approximately $35.3 billion in assets, six other pooled investment vehicles with approximately $391.1 million in assets and no other accounts.

As of April 30, 2018, Mr. Kernagis managed 40 registered investment companies with approximately $36.2 billion in assets, 44 other pooled investment vehicles with approximately $3.2 billion in assets and no other accounts.

As of April 30, 2018, Mr. Nixon managed 149 registered investment companies with approximately $71.8 billion in assets, 21 other pooled investment vehicles with approximately $62.5 billion in assets and no other accounts.

As of April 30, 2018, Mr. Ose managed 37 registered investment companies with approximately $35.4 billion in assets, 44 other pooled investment vehicles with approximately $3.2 billion in assets and no other accounts.

As of April 30, 2018, Mr. Samulowitz managed five registered investment companies with approximately $1.6 billion in assets, 12 other pooled investment vehicles with approximately $5.5 billion in assets and no other accounts.

As of April 30, 2018, Mr. Seisser managed 149 registered investment companies with approximately $71.8 billion in assets, 21 other pooled investment vehicles with approximately $62.5 billion in assets and no other accounts.

To the extent that any of the registered investment companies, other pooled investment vehicles or other accounts pay advisory fees that are based on performance (“performance-based fees”), information on those accounts is specifically broken out.

Although the funds that the Portfolio Managers manage may have different investment strategies, the Adviser does not believe that management of the different funds presents a material conflict of interest for the Portfolio Manager or the Adviser.

Description of Compensation Structure. The Portfolio Managers are compensated with a fixed salary amount by the Adviser. The Portfolio Managers are eligible, along with other senior employees of the Adviser, to participate in a year-end discretionary bonus pool. The Compensation Committee of the Adviser will review management bonuses and, depending upon the size, the Compensation Committee may approve the bonus in advance. There is no policy regarding, or agreement with, the Portfolio Managers or any other senior executive of the Adviser to receive bonuses or any other compensation in connection with the performance of any of the accounts managed by the Portfolio Managers.

Portfolio Holdings. As of April 30, 2018, the dollar ranges of securities of the Funds beneficially owned by Messrs. Fang, Hemming, Hubbard, Jeanette, Jones, Kernagis, Nixon, Ose, Samulowitz and Seisser in the Trust were $50,001-$100,000, none, none, $50,001-$100,000, none, $100,001-$500,000, none, none, $1-$10,000 and none, respectively.

The portfolio holdings of Messrs. Fang, Jeanette, Kernagis and Samulowitz, as of April 30, 2018, in the Funds in which they own securities are shown below.

Philip Fang	Dollar Range
Fund	$1 to $10,000	$10,001 to $50,000	$50,001 to $100,000	$100,001 to $500,000	$500,001 to $1,000,000	over $1,000,000
Invesco FTSE RAFI US 1000 ETF		X
Invesco FTSE RAFI US 1500 Small-Mid ETF		X
Invesco NASDAQ Internet Sector ETF		X

Michael Jeanette	Dollar Range
Fund	$1 to $10,000	$10,001 to $50,000	$50,001 to $100,000	$100,001 to $500,000	$500,001to $1,000,000	over $1,000,000
Invesco Dynamic Large Cap Value ETF			X

Jeffrey Kernagis	Dollar Range
Fund	$1 to $10,000	$10,001 to $50,000	$50,001 to $100,000	$100,001 to $500,000	$500,001 to $1,000,000	over $1,000,000
Invesco Financial Preferred ETF		X
Invesco BuyBack Achievers™ ETF				X
Invesco FTSE RAFI US 1000 ETF			X
Invesco S&P 500 Quality ETF			X

Theodore Samulowitz	Dollar Range

Fund	$1 to $10,000	$10,001 to $50,000	$50,001 to $100,000	$100,001 to $500,000	$500,001 to $1,000,000	over $1,000,000
Invesco S&P 500 BuyWrite ETF	X
Invesco Dynamic Large Cap Value ETF	X
Invesco Russell Top 200 Pure Growth ETF	X
Invesco Dynamic Retail ETF	X

Investment Advisory Agreement. Pursuant to an Investment Advisory Agreement between the Adviser and the Trust, each Fund has agreed to pay to the Adviser for its services an annual fee equal to a percentage of its average daily net assets as set forth in the chart below (the “Advisory Fee”).

Fund	Advisory Fee
Invesco Aerospace & Defense ETF	0.50%
Invesco BuyBack Achievers™ ETF	0.50%
Invesco Cleantech™ ETF	0.50%
Invesco Dividend Achievers™ ETF	0.40%
Invesco Dow Jones Industrial Average Dividend ETF(1)(2)	0.07%
Invesco DWA Basic Materials Momentum ETF	0.50%
Invesco DWA Consumer Cyclicals Momentum ETF	0.50%
Invesco DWA Consumer Staples Momentum ETF	0.50%
Invesco DWA Energy Momentum ETF	0.50%
Invesco DWA Financial Momentum ETF	0.50%
Invesco DWA Healthcare Momentum ETF	0.50%
Invesco DWA Industrials Momentum ETF	0.50%
Invesco DWA Momentum ETF	0.50%
Invesco DWA NASDAQ Momentum ETF	0.50%
Invesco DWA Technology Momentum ETF	0.50%
Invesco DWA Utilities Momentum ETF	0.50%
Invesco Dynamic Biotechnology & Genome ETF	0.50%
Invesco Dynamic Building & Construction ETF	0.50%
Invesco Dynamic Energy Exploration & Production ETF	0.50%
Invesco Dynamic Food & Beverage ETF	0.50%
Invesco Dynamic Large Cap Growth ETF	0.50%
Invesco Dynamic Large Cap Value ETF	0.50%
Invesco Dynamic Leisure and Entertainment ETF	0.50%
Invesco Dynamic Market ETF	0.50%
Invesco Dynamic Media ETF	0.50%
Invesco Dynamic Networking ETF	0.50%
Invesco Dynamic Oil & Gas Services ETF	0.50%
Invesco Dynamic Pharmaceuticals ETF	0.50%
Invesco Dynamic Retail ETF	0.50%
Invesco Dynamic Semiconductors ETF	0.50%
Invesco Dynamic Software ETF	0.50%
Invesco Financial Preferred ETF	0.50%
Invesco FTSE RAFI US 1000 ETF	0.29%
Invesco FTSE RAFI US 1500 Small-Mid ETF	0.29%
Invesco Global Listed Private Equity ETF	0.50%
Invesco Golden Dragon China ETF	0.50%
Invesco High Yield Equity Dividend Achievers™ ETF	0.40%
Invesco Insider Sentiment ETF	0.50%
Invesco International Dividend Achievers™ ETF	0.40%
Invesco NASDAQ Internet ETF	0.60%
Invesco Russell 2000 Equal Weight ETF(3)	0.25%
Invesco Russell 2000 Pure Growth ETF	0.29%
Invesco Russell 2000 Pure Value ETF	0.29%
Invesco Russell Midcap Equal Weight ETF(3)	0.25%
Invesco Russell Midcap Pure Growth ETF	0.29%
Invesco Russell Midcap Pure Value ETF	0.29%
Invesco Russell Top 200 Equal Weight ETF(3)	0.25%
Invesco Russell Top 200 Pure Growth ETF	0.29%
Invesco Russell Top 200 Pure Value ETF	0.29%
Invesco S&P 100 Equal Weight ETF(1)	0.40%
Invesco S&P 500 BuyWrite ETF(4)	0.49%
Invesco S&P 500® Equal Weight ETF(1)(5)	0.20%

Fund	Advisory Fee
Invesco S&P 500® Equal Weight Consumer Discretionary ETF(1)	0.40%
Invesco S&P 500® Equal Weight Consumer Staples ETF(1)	0.40%
Invesco S&P 500® Equal Weight Energy ETF(1)	0.40%
Invesco S&P 500® Equal Weight Financials ETF(1)	0.40%
Invesco S&P 500® Equal Weight Health Care ETF(1)	0.40%
Invesco S&P 500® Equal Weight Industrials ETF(1)	0.40%
Invesco S&P 500® Equal Weight Materials ETF(1)	0.40%
Invesco S&P 500® Equal Weight Real Estate ETF(1)	0.40%
Invesco S&P 500® Equal Weight Technology ETF(1)	0.40%
Invesco S&P 500® Equal Weight Utilities ETF(1)	0.40%
Invesco S&P 500® Pure Growth ETF(1)	0.35%
Invesco S&P 500® Pure Value ETF(1)	0.35%
Invesco S&P 500® Quality ETF(6)	0.15%
Invesco S&P 500® Top 50 ETF(1)	0.20%
Invesco S&P MidCap 400® Equal Weight ETF(1)	0.40%
Invesco S&P MidCap 400® Pure Growth ETF(1)	0.35%
Invesco S&P MidCap 400® Pure Value ETF(1)	0.35%
Invesco S&P SmallCap 600® Equal Weight ETF(1)	0.40%
Invesco S&P SmallCap 600® Pure Growth ETF(1)	0.35%
Invesco S&P SmallCap 600® Pure Value ETF(1)	0.35%
Invesco S&P Spin-Off ETF	0.50%
Invesco Water Resources ETF	0.50%
Invesco WilderHill Clean Energy ETF	0.50%
Invesco WilderHill Progressive Energy ETF	0.50%
Invesco Wilshire Micro-Cap ETF(1)	0.50%
Invesco Zacks Micro Cap ETF	0.50%
Invesco Zacks Mid-Cap ETF	0.50%
Invesco Zacks Multi-Asset Income ETF	0.50%

(1)

The Adviser has agreed to waive a portion of its Advisory Fee to the extent necessary to prevent each Fund’s operating expenses (excluding interest expenses, brokerage commissions and other trading expenses, Acquired Fund Fees and Expenses, if any, taxes and litigation expenses, and extraordinary expenses) from exceeding the management fee through at least April 6, 2020.

(2)	Effective August 20, 2018, the Adviser agreed to waive permanently a portion of its unitary management fee. After giving effect to such waiver, the net unitary management fee is 0.07%.
(3)	Prior to May 26, 2015, the Fund’s Advisory Fee was 0.29% of the Fund’s average daily net assets.
(4)	Prior to July 1, 2018, the Fund’s Advisory Fee was 0.75% of the Fund’s average daily net assets.
(5)	Effective August 24, 2017, the management fee paid by the Predecessor S&P 500® Equal Weight ETF was reduced from 0.40% to 0.20%.
(6)	Effective August 20, 2018, the Adviser agreed to waive permanently a portion of its Advisory Fee. After giving effect to such waiver, the net Advisory Fee is 0.15%.

Each Fund (except for the Invesco Dow Jones Industrial Average Dividend ETF, Invesco NASDAQ Internet ETF, Invesco S&P 100 Equal Weight ETF, Invesco S&P 500 BuyWrite ETF, Invesco S&P 500® Equal Weight ETF, Invesco S&P 500® Equal Weight Consumer Discretionary ETF, Invesco S&P 500® Equal Weight Consumer Staples ETF, Invesco S&P 500® Equal Weight Energy ETF, Invesco S&P 500® Equal Weight Financials ETF, Invesco S&P 500® Equal Weight Health Care ETF, Invesco S&P 500® Equal Weight Industrials ETF, Invesco S&P 500® Equal Weight Materials ETF, Invesco S&P 500® Equal Weight Real Estate ETF, Invesco S&P 500® Equal Weight Technology ETF, Invesco S&P 500® Equal Weight Utilities ETF, Invesco S&P 500® Pure Growth ETF, Invesco S&P 500® Pure Value ETF, Invesco S&P 500® Top 50 ETF, Invesco S&P MidCap 400® Equal Weight ETF, Invesco S&P MidCap 400® Pure Growth ETF, Invesco S&P MidCap 400® Pure Value ETF, Invesco S&P SmallCap 600® Equal Weight ETF, Invesco S&P SmallCap 600® Pure Growth ETF, Invesco S&P SmallCap 600® Pure Value ETF and Invesco Wilshire Micro-Cap ETF) is responsible for all its own expenses, including, but not limited to, the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, sub-licensing fees related to its respective Underlying Index or Underlying Intellidex, any distribution fees or expenses, litigation expenses, Acquired Fund Fees and Expenses, if applicable, fees payable to the Trust’s Board members and officers who are not “interested persons” of the Trust or the Adviser, expenses incurred in connection with the Board members’ services, including travel expenses and legal fees of counsel for those members of the Board who are not “interested persons” of the Trust or the Adviser and extraordinary expenses.

The Advisory Fee paid by each of Invesco Dow Jones Industrial Average Dividend ETF, Invesco NASDAQ Internet ETF, Invesco S&P 100 Equal Weight ETF, Invesco S&P 500 BuyWrite ETF, Invesco S&P 500® Equal Weight ETF, Invesco S&P 500® Equal Weight Consumer Discretionary ETF, Invesco S&P 500® Equal Weight Consumer Staples ETF, Invesco S&P 500® Equal Weight Energy ETF, Invesco S&P 500® Equal Weight Financials ETF, Invesco S&P 500® Equal Weight Health Care ETF, Invesco S&P 500® Equal Weight Industrials ETF, Invesco S&P 500® Equal Weight Materials ETF, Invesco S&P 500® Equal Weight Real Estate ETF, Invesco S&P 500® Equal Weight Technology ETF, Invesco S&P 500® Equal Weight Utilities ETF, Invesco S&P 500® Pure Growth ETF, Invesco S&P 500® Pure Value ETF, Invesco S&P 500® Top 50 ETF, Invesco S&P MidCap 400® Equal Weight ETF, Invesco S&P MidCap 400® Pure Growth ETF, Invesco S&P MidCap 400® Pure Value ETF, Invesco S&P SmallCap 600® Equal Weight ETF, Invesco S&P SmallCap 600® Pure Growth ETF, Invesco S&P SmallCap 600® Pure Value ETF and Invesco Wilshire Micro-Cap ETF to the Adviser set forth in the table above is an annual unitary management fee. Out of the unitary management fee, the Adviser pays for substantially all expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses, Acquired Fund Fees and Expenses, if any, and other extraordinary expenses.

The Trust and the Adviser have entered into an Amended and Restated Excess Expense Agreement (the “Expense Agreement”) on behalf of each Fund listed in the following table pursuant to which the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of each such Fund (excluding interest expenses, sub-licensing fees, offering costs (as defined below), brokerage commissions and other trading expenses, taxes, Acquired Fund Fees and Expenses, if applicable, and extraordinary expenses) from exceeding the percentage of its average daily net assets per year, as set forth in the chart below (each, an “Expense Cap”), at least until August 31, 2019.

Fund	Expense Cap
Invesco Aerospace & Defense ETF	0.60%
Invesco BuyBack AchieversTM ETF	0.60%
Invesco CleantechTM ETF	0.60%
Invesco Dividend AchieversTM ETF	0.50%
Invesco DWA Basic Materials Momentum ETF(1)	0.60%
Invesco DWA Consumer Cyclicals Momentum ETF(1)	0.60%
Invesco DWA Consumer Staples Momentum ETF(1)	0.60%
Invesco DWA Energy Momentum ETF(1)	0.60%
Invesco DWA Financial Momentum ETF(1)	0.60%
Invesco DWA Healthcare Momentum ETF(1)	0.60%
Invesco DWA Industrials Momentum ETF(1)	0.60%
Invesco DWA Momentum ETF	0.60%

Fund	Expense Cap
Invesco DWA NASDAQ Momentum ETF(3)	0.60%
Invesco DWA Technology Momentum ETF(1)	0.60%
Invesco DWA Utilities Momentum ETF(1)	0.60%
Invesco Dynamic Biotechnology & Genome ETF	0.60%
Invesco Dynamic Building & Construction ETF	0.60%
Invesco Dynamic Energy Exploration & Production ETF	0.60%
Invesco Dynamic Food & Beverage ETF	0.60%
Invesco Dynamic Large Cap Growth ETF	0.60%
Invesco Dynamic Large Cap Value ETF	0.60%
Invesco Dynamic Leisure and Entertainment ETF	0.60%
Invesco Dynamic Market ETF(3)	0.60%
Invesco Dynamic Media ETF	0.60%
Invesco Dynamic Networking ETF	0.60%
Invesco Dynamic Oil & Gas Services ETF	0.60%
Invesco Dynamic Pharmaceuticals ETF	0.60%
Invesco Dynamic Retail ETF	0.60%
Invesco Dynamic Semiconductors ETF	0.60%
Invesco Dynamic Software ETF	0.60%
Invesco Financial Preferred ETF	0.60%
Invesco FTSE RAFI US 1000 ETF(1)	0.39%
Invesco FTSE RAFI US 1500 Small-Mid ETF(1)	0.39%
Invesco Global Listed Private Equity ETF	0.60%
Invesco Golden Dragon China ETF	0.60%
Invesco High Yield Equity Dividend AchieversTM ETF	0.50%
Invesco Insider Sentiment ETF(2)	0.60%
Invesco International Dividend AchieversTM ETF	0.50%
Invesco Russell 2000 Equal Weight ETF(1)	0.25%

Fund	Expense Cap
Invesco Russell 2000 Pure Growth ETF(1)	0.39%
Invesco Russell 2000 Pure Value ETF(1)	0.39%
Invesco Russell Midcap Equal Weight ETF(1)	0.25%
Invesco Russell Midcap Pure Growth ETF(1)	0.39%
Invesco Russell Midcap Pure Value ETF(1)	0.39%
Invesco Russell Top 200 Equal Weight ETF(1)	0.25%
Invesco Russell Top 200 Pure Growth ETF(1)	0.39%
Invesco Russell Top 200 Pure Value ETF(1)	0.39%
Invesco S&P 500® Quality ETF(1)(4)	0.15%
Invesco S&P Spin-Off ETF(2)	0.60%
Invesco Water Resources ETF	0.60%
Invesco WilderHill Clean Energy ETF	0.60%
Invesco WilderHill Progressive Energy ETF	0.60%
Invesco Zacks Micro Cap ETF	0.60%
Invesco Zacks Mid-Cap ETF(2)	0.60%
Invesco Zacks Multi-Asset Income ETF(2)	0.60%

(1)	Sub-licensing fees are covered by the Expense Cap for the Fund.
(2)

The Adviser further agrees to reimburse the Fund in the amount equal to the licensing fees that the Fund pays that cause the Fund’s operating expenses (excluding interest expenses, offering costs, brokerage commissions and other trading expenses, taxes, Acquired Fund Fees and Expenses and extraordinary expenses) to exceed the amount shown below through at least April 6, 2020:

Fund	Operating Expenses
Invesco Insider Sentiment ETF	0.60%
Invesco S&P Spin-Off ETF	0.64%
Invesco Zacks Mid-Cap ETF	0.65%
Invesco Zacks Multi-Asset Income ETF	0.65%

(3)	Sub-licensing fees and offering costs are covered by the Expense Cap for the Fund.
(4)	Prior to August 20, 2018, the Fund’s Expense Cap was 0.29%.

The offering costs excluded from the Expense Cap for each Fund, as applicable, are: (a) initial legal fees pertaining to each Fund’s Shares offered for sale; (b) initial SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Expense Agreement provides that for each Fund (except Invesco Dynamic Market ETF and Invesco DWA NASDAQ Momentum ETF), the fees waived and/or expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fees were waived or the expenses were incurred, but no recapture payment will be made by the Fund if it would result in the Fund exceeding (i) the Expense Cap or (ii) the expense cap in effect at the time the fees and/or expenses subject to recapture were waived and/or borne by the Adviser. For Invesco Dynamic Market ETF and Invesco DWA NASDAQ Momentum ETF, the expenses borne by the Adviser are not subject to recapture by the Adviser.

The Funds may invest in money market funds that are managed by affiliates of the Adviser. The indirect portion of the management fee that a Fund incurs through such investments is in addition to the Adviser’s management fee. Therefore in addition to the Expense Agreement, the Adviser has agreed voluntarily to waive the fees that it receives in an amount equal to the indirect management fees that the Funds incur through their investments in such affiliated money market funds through August 31, 2020. There is no guarantee that the Adviser will extend the waiver of these fees past that date.

A Fund’s operating expenses used in determining whether the Fund meets or exceeds its Expense Cap do not include any “Acquired Fund Fees and Expenses” borne directly by the Fund. Acquired Fund Fees and Expenses reflect the pro rata share of the fees and expenses, including management fees, of the investment company or companies in which a Fund invests. While such expenses are not direct operating expenses of a Fund, the Fund is required to include any Acquired Fund Fees and Expenses in the “Total Annual Fund Operating Expenses” line item shown in the fee table in the Fund’s summary section of the Prospectus. As a result, the “Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption” line item displayed in the fee table in the Fund’s summary section of the Prospectus may exceed the Fund’s Expense Cap.

The aggregate amount of the Advisory Fees paid by each Fund to the Adviser and the aggregate amount of Advisory Fees waived by the Adviser (net of expenses reimbursed to the Adviser under the Expense Agreement) for each Fund during the fiscal years ended 2015, 2016, 2017, and 2018 are set forth in the chart below. The fiscal year end of each Fund is indicated in parentheses following each Fund’s name. Effective April 30, 2018, Funds with a fiscal year end of August 31 and October 31 changed their fiscal year end to April 30. With respect to the Predecessor Funds, all expenses paid and all fees waived prior to the Reorganization for the Predecessor Funds are not subject to recapture.

		Advisory Fees Paid for the Fiscal Year Ended			(Waivers) and/or Recaptured for the Fiscal Year Ended
	2015	2016	2017	2018(1)	2015	2016	2017	2018(1)	Date of Commencement of Operations
Invesco Aerospace & Defense ETF (April 30)	$925,796	$1,343,216	$1,949,134	$4,041,296	$63,003	$58,785	$(568)	$(961)	10/26/05
Invesco BuyBack Achievers™ ETF (April 30)	$14,107,538	$11,813,964	$7,115,156	$6,729,608	$(2,768)	$(3,169)	$(2,244)	$(2,147)	12/20/06
Invesco Cleantech™ ETF (April 30)	$389,624	$357,786	$390,028	$659,757	$(35,470)	$(42,428)	$(40,189)	$6,416	10/24/06
Invesco Dividend Achievers™ ETF (April 30)	$1,427,875	$1,201,114	$1,191,038	$1,246,721	$(269)	$(382)	$(430)	$(515)	9/15/05
Invesco Dow Jones Industrial Average Dividend ETF (August 31) (2)	N/A	$5,538	$23,212	$28,983	N/A	$0	$0	$0	12/16/15
Invesco DWA Basic Materials Momentum ETF (April 30)	$476,488	$348,688	$729,631	$503,792	$(82,563)	$(64,359)	$(125,530)	$(159,791)	10/12/06
Invesco DWA Consumer Cyclicals Momentum ETF (April 30)	$306,956	$925,666	$225,067	$198,932	$(127,515)	$(203,454)	$(115,326)	$(119,866)	10/12/06
Invesco DWA Consumer Staples Momentum ETF (April 30)	$280,882	$1,218,498	$964,786	$371,061	$(102,091)	$(228,582)	$(215,185)	$(140,302)	10/12/06
Invesco DWA Energy Momentum ETF (April 30)	$1,026,902	$662,794	$783,822	$457,897	$(290,380)	$(199,640)	$(184,863)	$(160,982)	10/12/06
Invesco DWA Financial Momentum ETF (April 30)	$190,642	$161,433	$275,030	$372,082	$(94,304)	$(78,407)	$(92,176)	$(112,998)	10/12/06
Invesco DWA Healthcare Momentum ETF (April 30)	$584,473	$986,115	$337,706	$648,294	$(88,691)	$(193,107)	$(124,992)	$(174,839)	10/12/06
Invesco DWA Industrials Momentum ETF (April 30)	$634,045	$460,439	$442,814	$610,363	$(48,520)	$(50,019)	$(47,287)	$(51,822)	10/12/06
Invesco DWA Momentum ETF (April 30)	$7,450,484	8,982,393	$7,061,302	$7,397,715	$(1,636)	$(2,077)	$(2,158)	$(1,928)	3/1/07
Invesco DWA NASDAQ Momentum ETF (April 30)	$132,697	$221,346	$170,634	$223,581	$(96,933)	$(91,128)	$(85,298)	$(99,684)	5/1/03
Invesco DWA Technology Momentum ETF (April 30)	$304,403	$835,456	$761,518	$611,967	$(104,640)	$(172,025)	$(181,049)	$(173,245)	10/12/06
Invesco DWA Utilities Momentum ETF (April 30)	$205,108	$328,168	$721,721	$305,957	$(83,320)	$(90,759)	$(166,005)	$(140,929)	10/26/05
Invesco Dynamic Biotechnology & Genome ETF (April 30)	$2,180,384	$2,129,846	$1,237,849	$1,215,786	$(341)	$(598)	$(206)	$(280)	6/23/05
Invesco Dynamic Building & Construction ETF (April 30)	$425,521	$289,647	$791,410	$1,676,640	$(16,400)	$(28,809)	$44,766	$(154)	10/26/05
Invesco Dynamic Energy Exploration & Production ETF (April 30)	$596,189	$454,277	$322,598	$250,619	$10,039	$(15,721)	$(49,045)	$(57,853)	10/26/05

		Advisory Fees Paid for the Fiscal Year Ended			(Waivers) and/or Recaptured for the Fiscal Year Ended
	2015	2016	2017	2018(1)	2015	2016	2017	2018(1)	Date of Commencement of Operations
Invesco Dynamic Food & Beverage ETF (April 30)	$1,527,900	$1,265,579	$913,291	$521,533	$(269)	$(269)	$(268)	$(21,556)	6/23/05
Invesco Dynamic Large Cap Growth ETF (April 30)	$1,449,291	$1,883,369	$2,133,922	$2,540,399	$(252)	$(298)	$(502)	$(650)	3/3/05
Invesco Dynamic Large Cap Value ETF (April 30)	$4,698,129	$4,962,619	$5,437,483	$6,980,681	$(771)	$(1,030)	$(1,343)	$(1,797)	3/3/05
Invesco Dynamic Leisure and Entertainment ETF (April 30)	$804,261	$962,761	$633,102	$564,205	$55,106	$39,599	$(200)	$(17,326)	6/23/05
Invesco Dynamic Market ETF (April 30)	$944,873	$773,110	$694,776	$750,611	$(198)	$(4,305)	$(10,141)	$(20,051)	5/1/03
Invesco Dynamic Media ETF (April 30)	$785,903	$614,735	$497,658	$392,685	$(198)	$(185)	$(278)	$(37,184)	6/23/05
Invesco Dynamic Networking ETF (April 30)	$138,170	$123,185	$124,912	$166,960	$(61,653)	$(62,297)	$(66,031)	$(65,703)	6/23/05
Invesco Dynamic Oil & Gas Services ETF (April 30)	$463,634	$251,750	$220,364	$163,130	$(11,218)	$(45,585)	$(54,300)	$(76,659)	10/26/05
Invesco Dynamic Pharmaceuticals ETF (April 30)	$7,185,322	$8,364,825	$4,861,245	$3,349,944	$(1,313)	$(9,427)	$(860)	$(759)	6/23/05
Invesco Dynamic Retail ETF (April 30)	$118,390	$125,520	$96, 830	$66,117	$(65,504)	$(61,714)	$(70,700)	$(85,163)	10/26/05
Invesco Dynamic Semiconductors ETF (April 30)	$182,632	$327,986	$568,318	$1,644,414	$(54,847)	$(32,941)	$14,926	$87,147	6/23/05
Invesco Dynamic Software ETF (April 30)	$257,382	$381,668	$428,966	$647,370	$(41,127)	$(19,491)	$(11,243)	$18,138	6/23/05
Invesco Financial Preferred ETF (April 30)	$7,161,890	$7,572,671	$8,580,653	$8,261,055	$(2,804)	$(11,665)	$(10,870)	$(9,439)	12/1/06
Invesco FTSE RAFI US 1000 ETF (April 30)	$11,647,703	$12,228,875	$12,953,156	$14,755,133	$(814,623)	$(857,161)	$(810,212)	$(992,130)	12/19/05
Invesco FTSE RAFI US 1500 Small-Mid ETF (April 30)	$3,005,344	$3,251,067	$4,180,686	$5,123,135	$(321,380)	$(260,927)	$(299,926)	$(406,350)	9/20/06
Invesco Global Listed Private Equity ETF (April 30)	$2,759,566	$2,068,668	$1,371,701	$1,411,522	$(65,068)	$(71,625)	$(49,771)	$(53,828)	10/24/06
Invesco Golden Dragon China ETF (April 30)	$1,232,008	$899,566	$747,103	$1,141,286	$6,308	$(9,142)	$(41,123)	$34,327	12/9/04
Invesco High Yield Equity Dividend Achievers™ ETF (April 30)	$1,997,011	$2,229,710	$4,043,807	$3,532,653	$(590)	$(753)	$(1,256)	$(2,310)	12/9/04
Invesco Insider Sentiment ETF (August 31)	$787,055	$483,997	$359,143	$245,852	$127,480	$(102,628)	$(93,863)	$(64,154)	9/21/06
Invesco International Dividend Achievers™ ETF (April 30)	$5,539,846	$4,221,020	$2,861,414	$3,453,958	$(574)	$(1,162)	$(1,089)	$(1,432)	9/15/05

		Advisory Fees Paid for the Fiscal Year Ended				(Waivers) and/or Recaptured for the Fiscal Year Ended
	2015	2016		2017	2018(1)	2015	2016	2017	2018(1)	Date of Commencement of Operations
Invesco NASDAQ Internet ETF(2) (April 30)	$1,694,618	$1,469,560		$1,726,226	$2,887,781	$(119)	$(87)	$(116)	$(319)	6/10/08
Invesco Russell 2000 Equal Weight ETF(3) (April 30)	$44,847	$34,203		$38,005	$57,380	$(91,689)	$(122,434)	$(114,365)	$(144,136)	12/1/06
Invesco Russell 2000 Pure Growth ETF (April 30)	$88,717	$87,631		$83,381	$114,221	$(93,211)	$(85,794)	$(74,440)	$(78,947)	3/3/05
Invesco Russell 2000 Pure Value ETF (April 30)	$198,772	$187,484		$209,436	$222,298	$(109,115)	$(69,112)	$(48,779)	$(54,127)	3/3/05
Invesco Russell Midcap Equal Weight ETF(3) (April 30)	$87,481	$71,813		$61,734	$64,082	$(80,153)	$(121,212)	$(106,412)	$(106,138)	12/1/06
Invesco Russell Midcap Pure Growth ETF (April 30)	$261,778	$227,254		$184,203	$272,037	$(64,395)	$(43,170)	$(45,058)	$(35,789)	3/3/05
Invesco Russell Midcap Pure Value ETF (April 30)	$144,210	$128,367		$163,815	$159,817	$(86,879)	$(67,442)	$(54,360)	$(65,164)	3/3/05
Invesco Russell Top 200 Equal Weight ETF(3) (April 30)	$122,496	$93,343		$82,548	$131,894	$(76,285)	$(104,177)	$(97,214)	$(117,859)	12/1/06
Invesco Russell Top 200 Pure Growth ETF (April 30)	$365,349	$399,577		$411,897	$541,753	$(45,676)	$89	$(263)	$30,516	6/13/11
Invesco Russell Top 200 Pure Value ETF (April 30)	$100,213	$124,648		$200,877	$253,767	$(79,862)	$(67,750)	$(45,396)	$(44,876)	6/13/11
Invesco S&P 100® Equal Weight ETF(2) (October 31)	N/A	$3,612	(4)	$17,340	$8,368	N/A	N/A	N/A	$0	6/30/16
Invesco S&P 500 BuyWrite ETF(2) (April 30)	$2,638,543	$2,465,562		$2,164,525	$2,423,803	$(444)	$(619)	$(145)	(968)	12/19/07
Invesco S&P 500® Equal Weight ETF(2) (October 31)	$42,056,662	$37,688,647		$46,418,493	$14,719,804	N/A	N/A	$(4,095,924)	$0	04/24/03
Invesco S&P 500® Equal Weight Consumer Discretionary ETF(2) (October 31)	$676,135	$414,891		$326,757	$164,849	N/A	N/A	N/A	$(2)	11/1/06
Invesco S&P 500® Equal Weight Consumer Staples ETF(2) (October 31)	$1,099,756	$2,619,173		$2,046,449	$915,080	N/A	N/A	N/A	$(13)	11/1/06
Invesco S&P 500® Equal Weight Energy ETF(2) (October 31)	$582,172	$776,751		$932,187	$515,581	N/A	N/A	N/A	$(3)	11/1/06
Invesco S&P 500® Equal Weight Financials ETF(2) (October 31)	$695,811	$631,105		$1,291,374	$815,909	N/A	N/A	N/A	$(13)	11/1/06

			Advisory Fees Paid for the Fiscal Year Ended			(Waivers) and/or Recaptured for the Fiscal Year Ended
	2015		2016	2017	2018(1)	2015	2016	2017	2018(1)	Date of Commencement of Operations
Invesco S&P 500® Equal Weight Health Care ETF(2) (October 31)	$2,543,781		$2,062,556	$2,308,638	$1,318,814	N/A	N/A	N/A	$(8)	11/1/06
Invesco S&P 500® Equal Weight Industrials ETF(2) (October 31)	$493,290		$405,833	$765,664	$540,292	N/A	N/A	N/A	$(5)	11/1/06
Invesco S&P 500® Equal Weight Materials ETF(2) (October 31)	$301,355		$294,786	$570,523	$471,950	N/A	N/A	N/A	$(3)	11/1/06
Invesco S&P 500® Equal Weight Real Estate ETF(2) (October 31)	$2,149	(5)	$26,333	$113,289	$40,327	N/A	N/A	N/A	$0	8/13/15
Invesco S&P 500® Equal Weight Technology ETF(2) (October 31)	$3,299,875		$2,979,196	$4,846,243	$3,141,057	N/A	N/A	N/A	$(19)	11/1/06
Invesco S&P 500® Equal Weight Utilities ETF(2) (October 31)	$659,632		$834,044	$744,610	$301,070	N/A	N/A	N/A	$0	11/1/06
Invesco S&P 500® Pure Growth ETF(2) (October 31)	$7,241,303		$6,856,409	$6,896,029	$4,033,881	N/A	N/A	N/A	$(174)	3/1/06
Invesco S&P 500® Pure Value ETF(2) (October 31)	$3,572,028		$2,627,444	$3,144,941	$1,544,383	N/A	N/A	N/A	$(17)	3/1/06
Invesco S&P 500® Quality ETF (April 30)	$1,300,269		$1,751,542	$3,123,268	$3,835,606	$(392,591)	$(524,503)	$(920,354)	$(1,064,173)	12/6/05
Invesco S&P 500® Top 50 ETF(2) (October 31)	$1,065,507		$1,167,416	$1,278,581	$720,091	N/A	N/A	N/A	$(15)	5/4/05
Invesco S&P MidCap 400® Equal Weight ETF(2) (October 31)	$605,105		$390,282	$466,856	$226,164	N/A	N/A	N/A	$(8)	12/3/10
Invesco S&P MidCap 400® Pure Growth ETF(2) (October 31)	$2,594,612		$2,204,814	$1,910,339	$1,049,143	N/A	N/A	N/A	$(14)	3/1/06
Invesco S&P MidCap 400® Pure Value ETF(2) (October 31)	$407,904		$389,175	$595,754	$195,334	N/A	N/A	N/A	$(3)	3/1/06
Invesco S&P SmallCap 600® Equal Weight ETF(2) (October 31)	$190,296		$155,057	$134,080	$62,420	N/A	N/A	N/A	$0	12/3/10
Invesco S&P SmallCap 600® Pure Growth ETF(2) (October 31)	$536,658		$658,400	$654,179	$428,128	N/A	N/A	N/A	$(7)	3/1/06
Invesco S&P SmallCap 600® Pure Value ETF(2) (October 31)	$593,927		$558,930	$782,047	$315,996	N/A	N/A	N/A	$(1)	3/1/06
Invesco S&P Spin-Off ETF (August 31)	$2,674,640		$1,391,527	$1,013,725	$686,522	$308,240	$(170,882)	$(5,932)	$(14,574)	12/15/06

		Advisory Fees Paid for the Fiscal Year Ended			(Waivers) and/or Recaptured for the Fiscal Year Ended
	2015	2016	2017	2018(1)	2015	2016	2017	2018(1)	Date of Commencement of Operations
Invesco Water Resources ETF (April 30)	$4,665,630	$3,557,991	$3,636,591	$4,147,833	$(1,295)	$(893)	$(1,072)	$(1,137)	12/6/05
Invesco WilderHill Clean Energy ETF (April 30)	$818,674	$561,673	$451,191	$534,941	$(34,645)	$(63,048)	$(56,926)	$(70,304)	3/3/05
Invesco WilderHill Progressive Energy ETF (April 30)	$189,077	$123,207	$119,586	$112,078	$(60,614)	$(71,848)	$(69,875)	$(79,134)	10/24/06
Invesco Wilshire Micro-Cap ETF(2) (August 31)	$97,985	$106,971	$133,599	$92,556	$0	$0	$0	$(4)	9/21/06
Invesco Zacks Micro Cap ETF (April 30)	$193,976	$126,211	$117,547	$110,042	$(77,182)	$(76,233)	$(79,349)	$(92,474)	8/18/05
Invesco Zacks Mid-Cap ETF (August 31)	$730,352	$688,692	$819,724	$795,966	$121,448	$(127,358)	$(155,737)	$(138,294)	4/2/07
Invesco Zacks Multi-Asset Income ETF (August 31)	$4,874,677	$2,409,190	$1,950,533	$1,080,937	$564,044	$(384,242)	$(290,612)	$(194,718)	9/21/06

(1)

The information presented for Funds with a prior fiscal year end of August 31 is for the period September 1, 2017 to April 30, 2018 and the information presented for Funds with a prior fiscal year end of October 31 is for the period November 1, 2017 through April 30, 2018.

(2)

The Fund is not included in the Expense Agreement and instead pays an annual unitary management fee to the Adviser, out of which the Adviser pays substantially all of the Fund’s expenses. Any waivers are from fees the Adviser receives in amounts equal to indirect fees that the Fund incurs through its investments in affiliated money market funds.

(3)

As stated previously, effective May 26, 2015, the Advisory Fee and Expense Cap for the Fund was reduced. Advisory fees and waivers and/or recapture totals presented prior to that date reflect the Fund’s previous, higher Advisory Fee and Expense Cap.

(4)	For the fiscal period June 30, 2016 (commencement of operations) through October 31, 2016.
(5)	For the fiscal period August 13, 2015 (commencement of operations) through October 31, 2015.

Under the Investment Advisory Agreement, the Adviser will not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund in connection with the performance of the Investment Advisory Agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard of its duties and obligations thereunder. The Investment Advisory Agreement continues in effect only if approved annually by the Board, including a majority of the Independent Trustees. The Investment Advisory Agreement terminates automatically upon assignment and is terminable at any time without penalty as to a Fund by the Board, including a majority of the Independent Trustees, or by vote of the holders of a majority of that Fund’s outstanding voting securities on 60 days’ written notice to the Adviser, or by the Adviser on 60 days’ written notice to the Fund.

Payments to Financial Intermediaries. The Adviser, the Distributor and/or their affiliates may enter into contractual arrangements with certain broker-dealers and other financial intermediaries that the Adviser, the Distributor and/or their affiliates believe may benefit the Funds. Pursuant to such arrangements, the Adviser, the Distributor and/or their affiliates may provide cash payments or non-cash compensation to intermediaries for certain activities related to certain Funds. Such payments are designed to make registered representatives and other professionals more knowledgeable about exchange-traded products, including each Fund, or for other activities, such as participating in marketing activities and presentations, educational training programs, conferences, data collection and provision, technology support, the development of technology platforms and reporting systems. The Adviser, the Distributor and/or their affiliates also may pay intermediaries for certain printing, publishing and mailing costs associated with the Funds or materials relating to exchange-traded funds in general. As of the date of this SAI, the Adviser had such arrangements in place with Charles Schwab & Co., Inc. (“Schwab”).

In addition, the Adviser, the Distributor and/or their affiliates may make payments to intermediaries that make Shares available to their clients or for otherwise promoting the Funds. Payments of this type are sometimes referred to as revenue-sharing payments. Any payments made pursuant to such arrangements may vary in any year and may be different for different intermediaries. In certain cases, the payments described in the preceding sentence may be subject to certain minimum payment levels. As of the date of this SAI, as amended or supplemented from time to time, the intermediaries receiving such payments include Pershing LLC. Any additions, modifications, or deletions to this list of financial intermediaries that have occurred since the date noted above are not included in the list.

Any payments described above by the Adviser, the Distributor and/or their affiliates will be made from their own assets and not from the assets of the Funds. Although a portion of the Adviser’s revenue comes directly or indirectly in part from fees paid by the Funds, payments to financial intermediaries are not financed by the Funds and therefore do not increase the price paid by investors for the purchase of shares of, or the cost of owning, a Fund or reduce the amount received by a shareholder as proceeds from the redemption of Fund Shares. As a result, such payments are not reflected in the fees and expenses listed in the fees and expenses sections of the Funds’ Prospectuses.

The Adviser periodically assesses the advisability of continuing to make these payments. Payments to a financial intermediary may be significant to that intermediary, and amounts that intermediaries pay to your adviser, broker or other investment professional, if any, may also be significant to such adviser, broker or investment professional. Because an intermediary may make decisions about what investment options it will make available or recommend, and what services to provide in connection with various products, based on payments it receives or is eligible to receive, such payments create conflicts of interest between the intermediary and its clients. For example, these financial incentives may cause the intermediary to recommend the Funds over other investments. The same conflict of interest exists with respect to your financial adviser, broker or investment professionals if he or she receives similar payments from his or her intermediary firm.

Please contact your salesperson, adviser, broker or other investment professional for more information regarding any such payments or financial incentives his or her intermediary firm may receive. Any payments made, or financial incentives offered, by the Adviser, Distributor and/or their affiliates made to an intermediary may create the incentive for the intermediary to encourage customers to buy shares of the Funds.

Administrator. BNYM serves as administrator for the Funds. Its principal address is 240 Greenwich Street, New York, New York 10286.

BNYM serves as Administrator for the Funds pursuant to a fund administration and accounting agreement (the “Administrative Services Agreement”). Under the Administrative Services Agreement, BNYM is obligated, on a continuous basis, to provide such administrative services as the Board reasonably deems necessary for the proper administration of the Trust and the Funds. BNYM generally will assist in many aspects of the Trust’s and the Funds’ operations, including accounting, bookkeeping and record keeping services (including, without limitation, the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other service providers), assist in preparing reports to shareholders or investors; prepare and file tax returns; supply financial information and supporting data for reports to and filings with the SEC and various state Blue Sky authorities; and supply supporting documentation for meetings of the Board.

Pursuant to the Administrative Services Agreement, the Trust has agreed to indemnify the Administrator for certain liabilities, including certain liabilities arising under the federal securities laws, unless such loss or liability results from negligence or willful misconduct in the performance of its duties.

The aggregate amount of the administrative fees paid by each Fund to BNYM pursuant to the Administrative Services Agreement during each Fund’s fiscal years ended 2015, 2016, 2017 and 2018 are set forth in the chart below. The fiscal year end of each Fund is indicated in parentheses following each Fund’s name. Effective April 30, 2018, Funds with a fiscal year end of August 31 and October 31 changed their fiscal year end to April 30. With respect to the Predecessor Funds, any administrative fees paid prior to the Reorganizations were paid by the Predecessor Funds.

Fund	2015	2016	2017	2018**
Invesco Aerospace & Defense ETF (April 30)	$37,556	$53,155	$72,098	$150,137
Invesco BuyBack Achievers™ ETF (April 30)	$545,152	$443,508	$257,095	$250,657
Invesco Cleantech™ ETF (April 30)	$36,770	$34,843	$36,827	$37,365
Invesco Dividend Achievers™ ETF (April 30)	$70,726	$54,579	$55,406	$58,158
Invesco Dow Jones Industrial Average Dividend ETF* (August 31)	N/A	N/A	N/A	N/A
Invesco DWA Basic Materials Momentum ETF (April 30)	$36,770	$34,829	$36,830	$37,365
Invesco DWA Consumer Cyclicals Momentum ETF (April 30)	$36,804	$40,270	$35,936	$37,365
Invesco DWA Consumer Staples Momentum ETF (April 30)	$36,804	$51,002	$43,913	$37,365
Invesco DWA Energy Momentum ETF (April 30)	$44,029	$33,761	$38,383	$36,968
Invesco DWA Financial Momentum ETF (April 30)	$36,770	$34,843	$36,827	$37,365
Invesco DWA Healthcare Momentum ETF (April 30)	$36,771	$43,090	$34,126	$37,666
Invesco DWA Industrials Momentum ETF (April 30)	$36,770	$35,547	$36,073	$37,666

Fund	2015	2016	2017	2018**
Invesco DWA Momentum ETF (April 30)	$272,871	$349,873	$258,270	$274,534
Invesco DWA NASDAQ Momentum ETF (April 30)	$36,770	$34,762	$36,827	$37,365
Invesco DWA Technology Momentum ETF (April 30)	$36,777	$38,919	$35,045	$37,666
Invesco DWA Utilities Momentum ETF (April 30)	$36,771	$35,618	$38,051	$37,666
Invesco Dynamic Biotechnology & Genome ETF (April 30)	$79,407	$83,391	$44,620	$45,287
Invesco Dynamic Building & Construction ETF (April 30)	$36,771	$34,792	$42,054	$63,434
Invesco Dynamic Energy Exploration & Production ETF (April 30)	$36,771	$35,053	$36,827	$37,365
Invesco Dynamic Food & Beverage ETF (April 30)	$62,115	$45,479	$41,084	$37,365
Invesco Dynamic Large Cap Growth ETF (April 30)	$55,520	$70,668	$79,382	$94,663
Invesco Dynamic Large Cap Value ETF (April 30)	$178,004	$192,360	$198,087	$260,848
Invesco Dynamic Leisure and Entertainment ETF (April 30)	36,595	$36,615	$36,631	$37,365
Invesco Dynamic Market ETF (April 30)	$37,673	$34,794	$36,827	$37,365
Invesco Dynamic Media ETF (April 30)	$34,856	$34,789	$36,827	$37,365
Invesco Dynamic Networking ETF (April 30)	$36,770	$34,785	$36,827	$37,365
Invesco Dynamic Oil & Gas Services ETF (April 30)	$36,771	$34,858	$36,827	$37,365
Invesco Dynamic Pharmaceuticals ETF (April 30)	$258,383	$330,274	$174,697	$124,346
Invesco Dynamic Retail ETF (April 30)	$36,771	$34,846	$36,827	$37,365
Invesco Dynamic Semiconductors ETF (April 30)	$36,771	$34,823	$36,853	$61,852
Invesco Dynamic Software ETF (April 30)	$36,771	$34,825	$36,827	$37,365
Invesco Financial Preferred ETF (April 30)	$278,803	$280,610	$318,476	$306,177
Invesco FTSE RAFI US 1000 ETF (April 30)	$771,588	$786,805	$833,837	$947,296

Fund	2015	2016	2017	2018**
Invesco FTSE RAFI US 1500 Small-Mid ETF (April 30)	$197,580	$209,139	$270,471	$328,153
Invesco Global Listed Private Equity ETF (April 30)	$112,888	$71,894	$50,557	$47,213
Invesco Golden Dragon China ETF (April 30)	$52,350	$31,492	$36,827	$43,801
Invesco High Yield Equity Dividend Achievers™ ETF (April 30)	$93,351	$105,283	$192,056	$163,484
Invesco Insider Sentiment ETF (August 31)	$43,288	$26,620	$19,753	$12,294
Invesco International Dividend Achievers™ ETF (April 30)	$267,573	$202,381	$130,538	$161,263
Invesco NASDAQ Internet ETF* (April 30)	N/A	N/A	N/A	N/A
Invesco Russell 2000 Equal Weight ETF (April 30)	$36,770	$35,527	$36,060	$37,365
Invesco Russell 2000 Pure Growth ETF (April 30)	$36,770	$35,805	$35,953	$37,408
Invesco Russell 2000 Pure Value ETF (April 30)	$36,770	$35,995	$36,142	$37,365
Invesco Russell Midcap Equal Weight ETF (April 30)	$36,770	$35,772	$36,222	$37,365
Invesco Russell Midcap Pure Growth ETF (April 30)	$36,770	$35,641	$36,135	$37,365
Invesco Russell Midcap Pure Value ETF (April 30)	$36,770	$35,879	$36,028	$37,365
Invesco Russell Top 200 Equal Weight ETF (April 30)	$36,770	$35,631	$36,128	$37,365
Invesco Russell Top 200 Pure Growth ETF (April 30)	$36,770	$35,548	$36,074	$37,565
Invesco Russell Top 200 Pure Value ETF (April 30)	$36,770	$35,626	$36,125	$37,365
Invesco S&P 100® Equal Weight ETF* (October 31)	N/A	N/A	N/A	N/A
Invesco S&P 500 BuyWrite ETF* (April 30)	N/A	N/A	N/A	N/A
Invesco S&P 500® Equal Weight ETF* (October 31)	N/A	N/A	N/A	N/A
Invesco S&P 500® Equal Weight Consumer Discretionary ETF* (October 31)	N/A	N/A	N/A	N/A
Invesco S&P 500® Equal Weight Consumer Staples ETF* (October 31)	N/A	N/A	N/A	N/A
Invesco S&P 500® Equal Weight Energy ETF* (October 31)	N/A	N/A	N/A	N/A
Invesco S&P 500® Equal Weight Financials ETF* (October 31)	N/A	N/A	N/A	N/A

Fund	2015	2016	2017	2018**
Invesco S&P 500® Equal Weight Health Care ETF* (October 31)	N/A	N/A	N/A	N/A
Invesco S&P 500® Equal Weight Industrials ETF* (October 31)	N/A	N/A	N/A	N/A
Invesco S&P 500® Equal Weight Materials ETF* (October 31)	N/A	N/A	N/A	N/A
Invesco S&P 500® Equal Weight Real Estate ETF* (October 31)	N/A	N/A	N/A	N/A
Invesco S&P 500® Equal Weight Technology ETF* (October 31)	N/A	N/A	N/A	N/A
Invesco S&P 500® Equal Weight Utilities ETF* (October 31)	N/A	N/A	N/A	N/A
Invesco S&P 500® Pure Growth ETF* (October 31)	N/A	N/A	N/A	N/A
Invesco S&P 500® Pure Value ETF* (October 31)	N/A	N/A	N/A	N/A
Invesco S&P 500® Quality ETF (April 30)	$82,886	$113,226	$204,176	$247,035
Invesco S&P 500® Top 50 ETF* (October 31)	N/A	N/A	N/A	N/A
Invesco S&P MidCap 400® Equal Weight ETF* (October 31)	N/A	N/A	N/A	N/A
Invesco S&P MidCap 400® Pure Growth ETF* (October 31)	N/A	N/A	N/A	N/A
Invesco S&P MidCap 400® Pure Value ETF* (October 31)	N/A	N/A	N/A	N/A

Fund	2015	2016	2017	2018**
Invesco S&P SmallCap 600® Equal Weight ETF* (October 31)	N/A	N/A	N/A	N/A
Invesco S&P SmallCap 600® Pure Growth ETF* (October 31)	N/A	N/A	N/A	N/A
Invesco S&P SmallCap 600® Pure Value ETF* (October 31)	N/A	N/A	N/A	N/A
Invesco S&P Spin-Off ETF (August 31)	$120,058	$70,661	$55,449	$33,973
Invesco Water Resources ETF (April 30)	$187,689	$123,877	$135,807	$154,578
Invesco WilderHill Clean Energy ETF (April 30)	$37,291	$34,796	$36,827	$37,666
Invesco WilderHill Progressive Energy ETF (April 30)	$36,770	$34,935	$36,827	$37,666
Invesco Wilshire Micro-Cap ETF* (August 31)	N/A	N/A	N/A	N/A
Invesco Zacks Micro Cap ETF (April 30)	$36,770	$35,643	$35,790	$37,365
Invesco Zacks Mid-Cap ETF (August 31)	$40,169	$37,878	$45,081	$37,820
Invesco Zacks Multi-Asset Income ETF (August 31)	$182,355	$110,410	$93,021	$48,805

*	The Fund pays a unitary management fee to the Adviser, out of which the Adviser pays substantially all of the Fund’s expenses, and therefore does not pay separate administrative fees.
**

The information presented for Funds with a prior fiscal year end of August 31 is for the period September 1, 2017 to April 30, 2018 and the information presented for Funds with a prior fiscal year end of October 31 is for the period November 1, 2017 through April 30, 2018.

Custodian, Transfer Agent and Fund Accounting Agent. BNYM, (the “Custodian” or “Transfer Agent”) located at 101 Barclay Street, New York, New York 10286, also serves as custodian for the Funds pursuant to a custodian agreement (the “Custodian Agreement”). As custodian, BNYM holds the Funds’ assets, calculates the NAV of Shares and calculates net income and realized capital gains or losses. BNYM also serves as transfer agent for the Funds pursuant to a transfer agency agreement (the “Transfer Agency Agreement”). Further, BNYM serves as Fund accounting agent pursuant to a fund accounting agreement (the “Fund Accounting Agreement”). As compensation for the foregoing services, BNYM may be reimbursed by the Funds for its out-of-pocket expenses, transaction fees and asset-based fees which are accrued daily and paid monthly.

Distributor. Invesco Distributors, Inc. (the “Distributor”) is the distributor of the Funds’ Shares. The Distributor’s principal address is 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173. The Distributor has entered into a distribution agreement (the “Distribution Agreement”) with the Trust pursuant to which it distributes the Funds’ Shares. Each Fund continuously offers Shares for sale through the Distributor only in Creation Unit Aggregations, as described in the Prospectus and below under the heading “Creation and Redemption of Creation Unit Aggregations.”

The Distribution Agreement for the Funds provides that it may be terminated as to a Fund at any time, without the payment of any penalty, on at least 60 days’ written notice by the Trust to the Distributor (i) by vote of a majority of the Independent Trustees or (ii) by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund. The Distribution Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

Securities Lending Arrangements. The Funds participate in various securities lending programs under which the Funds may lend securities to securities brokers and other borrowers. The securities lending programs have been or will be approved by the Board pursuant to securities lending agreements that establish the terms of the loan, including collateral requirements. While collateral may consist of cash, U.S. government securities, letters of credit, or such other collateral as may be permitted under such Funds’ investment policies, the Adviser currently accepts only cash collateral under the securities lending programs. The Adviser renders certain administrative services to the Funds that engage in securities lending activities, which includes: (a) overseeing participation in the securities lending program to ensure compliance with all applicable regulatory and investment guidelines; (b) assisting the securities lending agent or principal (the agent) in determining which specific securities are available for loan; (c) monitoring the agent to ensure that securities loans are effected in accordance with the Adviser’s instructions and with procedures adopted by the Board; (d) monitoring the creditworthiness of the agent and borrowers to ensure that securities loans are effected in accordance with the Adviser’s risk policies; (e) preparing appropriate periodic reports for, and seeking appropriate approvals from, the Board with respect to securities lending activities; (f) responding to agent inquiries; and (g) performing such other duties as may be necessary.

The Board approved a securities lending program, in which certain Funds participate. Under the securities lending program, Brown Brothers Harriman & Co. (“BBH”) serves as the securities lending agent for Invesco BuyBack Achievers™ ETF, Invesco DWA Consumer Staples Momentum ETF, Invesco DWA Energy Momentum ETF, Invesco DWA Healthcare Momentum ETF, Invesco DWA Momentum ETF, Invesco DWA Technology Momentum ETF, Invesco DWA Utilities Momentum ETF, Invesco Dividend Achievers™ ETF, Invesco Dynamic Biotechnology & Genome ETF, Invesco Dynamic Building & Construction ETF, Invesco Dynamic Large Cap Growth ETF, Invesco Dynamic Retail ETF, Invesco FTSE RAFI US 1000 ETF, Invesco FTSE RAFI US 1500 Small-Mid ETF, Invesco Global Listed Private Equity ETF, Invesco High Yield Equity Dividend Achievers™ ETF, Invesco International Dividend Achievers™ ETF, Invesco NASDAQ Internet ETF, Invesco Russell 2000 Pure Growth ETF, Invesco Russell Midcap Equal Weight ETF, Invesco Russell Midcap Pure Growth ETF, Invesco Russell Midcap Pure Value ETF, Invesco Russell Top 200 Pure Growth ETF, Invesco Russell 2000 Pure Value ETF, Invesco S&P 500® Equal Weight ETF, Invesco S&P 500® Pure Growth ETF, Invesco S&P 500® Pure Value ETF, Invesco S&P MidCap 400® Pure Value ETF, Invesco S&P SmallCap 600® Equal Weight ETF, Invesco S&P SmallCap 600® Pure Growth ETF and Invesco S&P SmallCap 600® Pure Value ETF. Invesco Water Resources ETF, Invesco WilderHill Progressive Energy ETF, Invesco Wilshire Micro-Cap ETF and Invesco Zacks Micro Cap ETF.

Citibank N.A. (“Citi”) serves as the securities lending agent for Invesco Cleantech™ ETF, Invesco DWA Basic Materials Momentum ETF, Invesco DWA Consumer Cyclicals Momentum ETF, Invesco Dynamic Energy Exploration & Production ETF, Invesco Dynamic Market ETF, Invesco Dynamic Networking ETF, Invesco Dynamic Oil & Gas Services ETF, Invesco Dynamic Pharmaceuticals ETF, Invesco Financial Preferred ETF, Invesco Golden Dragon China ETF, Invesco Russell 2000 Equal Weight ETF, Invesco WilderHill Clean Energy ETF and Invesco Zacks Multi-Asset Income ETF.

For the fiscal year ended April 30, 2018, the income earned by the Funds, as well as the fees and/or compensation paid by the Funds (in dollars) pursuant to a securities lending agency/authorization agreement between the Trust, with respect to the Funds, and BBH or Citi (each, a “Securities Lending Agent”), were as follows:

Fund	Gross income from securities lending activities	Fees paid to Securities Lending Agent from a revenue split	Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) not included in the revenue split	Administrative fees not included in the revenue split	Indemnification fees not included in the revenue split	Rebate (paid to borrower)	Other fees not included in the revenue split	Aggregate fees/ compensation for securities lending activities	Net income from securities lending activities
Invesco Cleantech ETF	$204,582.69	$20,457.97	$0.00	$0.00	$0.00	$0.00	$0.00	$20,457.97	$184,124.72
Invesco DWA Basic Materials Momentum ETF	$8,039.80	$357.61	$0.00	$0.00	$0.00	$4,463.01	$0.00	$4,820.62	$3,219.18
Invesco DWA Consumer Cyclicals Momentum ETF	$150,237.45	$15,023.93	$0.00	$0.00	$0.00	$0.00	$0.00	$15,023.93	$135,213.52
Invesco DWA Energy Momentum ETF	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Invesco DWA Healthcare Momentum ETF	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Invesco DWA Utilities Momentum ETF	$1.12	$0.11	$0.00	$0.00	$0.00	$0.00	$0.00	$0.11	$1.01
Invesco Dynamic Energy Exploration & Production ETF	$127,588.64	$12,758.97	$0.00	$0.00	$0.00	$0.00	$0.00	$12,758.97	$114,829.67

Fund	Gross income from securities lending activities	Fees paid to Securities Lending Agent from a revenue split	Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) not included in the revenue split	Administrative fees not included in the revenue split	Indemnification fees not included in the revenue split	Rebate (paid to borrower)	Other fees not included in the revenue split	Aggregate fees/ compensation for securities lending activities	Net income from securities lending activities
Invesco Dynamic Market ETF	$91,937.83	$9,193.70	$0.00	$0.00	$0.00	$0.00	$0.00	$9,193.70	$82,744.13
Invesco Dynamic Networking ETF	$132,660.61	$13,265.50	$0.00	$0.00	$0.00	$0.00	$0.00	$13,265.50	$119,395.11
Invesco Dynamic Oil & Gas Services ETF	$133,595.79	$13,359.44	$0.00	$0.00	$0.00	$0.00	$0.00	$13,359.44	$120,236.35
Invesco Dynamic Pharmaceuticals ETF	$839,394.94	$83,938.94	$0.00	$0.00	$0.00	$0.00	$0.00	$83,938.94	$755,456.00
Invesco Financial Preferred ETF	$375,144.23	$37,514.36	$0.00	$0.00	$0.00	$0.00	$0.00	$37,514.36	$337,629.87
Invesco Insider Sentiment ETF[1]	$6,093.59	$509.69	$0.00	$0.00	$0.00	$2,697.65	$0.00	$3,207.34	$2,886.25
Invesco Russell 2000 Equal Weight ETF	$50,918.71	$5,091.42	$0.00	$0.00	$0.00	$0.00	$0.00	$5,091.42	$45,827.29
Invesco S&P 500® Equal Weight ETF	$4,944,281.68	$459,613.66	$0.00	$0.00	$0.00	$2,678,586.94	$0.00	$3,138,200.60	$1,806,081.08
Invesco S&P 500® Equal Weight Consumer Discretionary ETF[1]	$69,577.15	$8,204.95	$0.00	$0.00	$0.00	$38,935.17	$0.00	$47,140.12	$22,437.03
Invesco S&P 500® Equal Weight Consumer Staples ETF[1]	$104,516.76	$4,759.79	$0.00	$0.00	$0.00	$72,777.25	$0.00	$77,537.04	$26,979.72
Invesco S&P 500® Equal Weight Energy ETF[1]	$184,009.60	$20,096.08	$0.00	$0.00	$0.00	$72,829.47	$0.00	$92,925.55	$91,084.05

Fund	Gross income from securities lending activities	Fees paid to Securities Lending Agent from a revenue split	Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) not included in the revenue split	Administrative fees not included in the revenue split	Indemnification fees not included in the revenue split	Rebate (paid to borrower)	Other fees not included in the revenue split	Aggregate fees/ compensation for securities lending activities	Net income from securities lending activities
Invesco S&P 500® Equal Weight Financials ETF[1]	$4,595.75	$217.13	$0.00	$0.00	$0.00	$3,147.41	$0.00	$3,364.54	$1,231.21
Invesco S&P 500® Equal Weight Health Care ETF[1]	$73,463.78	$4,387.21	$0.00	$0.00	$0.00	$44,207.29	$0.00	$48,594.50	$24,869.28
Invesco S&P 500® Equal Weight Industrials ETF[1]	$46,214.10	$2,957.69	$0.00	$0.00	$0.00	$26,483.83	$0.00	$29,441.52	$16,772.58
Invesco S&P 500® Equal Weight Materials ETF[1]	$4,069.40	$277.46	$0.00	$0.00	$0.00	$2,218.63	$0.00	$2,496.09	$1,573.31
Invesco S&P 500® Equal Weight Real Estate ETF[1]	$915.28	$44.11	$0.00	$0.00	$0.00	$620.95	$0.00	$665.06	$250.22
Invesco S&P 500® Equal Weight Technology ETF[1]	$373,400.64	$27,810.55	$0.00	$0.00	$0.00	$187,966.66	$0.00	$215,777.21	$157,623.43
Invesco S&P 500® Equal Weight Utilities ETF[1]	$23,321.92	$2,082.41	$0.00	$0.00	$0.00	$9,787.59	$0.00	$11,870.00	$11,451.92
Invesco S&P 500® Pure Value ETF[2]	$222,632.16	$14,722.98	$0.00	$0.00	$0.00	$125,057.91	$0.00	$139,780.89	$82,851.27
Invesco S&P 500® Top 50 ETF[1]	$19,450.62	$1,022.39	$0.00	$0.00	$0.00	$12,633.75	$0.00	$13,656.14	$5,794.48
Invesco S&P MidCap 400® Equal Weight ETF[1]	$131,242.65	$18,014.01	$0.00	$0.00	$0.00	$67,657.06	$0.00	$85,671.07	$45,571.58
Invesco S&P MidCap 400® Pure Growth ETF[1]	$293,245.84	$21,564.61	$0.00	$0.00	$0.00	$149,386.19	$0.00	$170,950.80	$122,295.04

Fund	Gross income from securities lending activities	Fees paid to Securities Lending Agent from a revenue split	Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) not included in the revenue split	Administrative fees not included in the revenue split	Indemnification fees not included in the revenue split	Rebate (paid to borrower)	Other fees not included in the revenue split	Aggregate fees/ compensation for securities lending activities	Net income from securities lending activities
Invesco S&P MidCap 400® Pure Value ETF[2]	$181,244.06	$28,938.11	$0.00	$0.00	$0.00	$87,271.34	$0.00	$116,209.45	$65,034.61
Invesco S&P SmallCap 600® Equal Weight ETF[2]	$41,902.16	$9,053.32	$0.00	$0.00	$0.00	$18,951.91	$0.00	$28,005.23	$13,896.93
Invesco S&P SmallCap 600® Pure Growth ETF[2]	$355,639.64	$74,290.03	$0.00	$0.00	$0.00	$171,417.46	$0.00	$245,707.49	$109,932.15
Invesco S&P SmallCap 600® Pure Value ETF[2]	$261,237.28	$73,262.89	$0.00	$0.00	$0.00	$124,864.55	$0.00	$198,127.44	$63,109.84
Invesco S&P Spin-Off ETF[1]	$50,828.31	$5,176.93	$0.00	$0.00	$0.00	$20,085.91	$0.00	$25,262.84	$25,565.47
Invesco WilderHill Clean Energy ETF	1,773,182.90	177,317.27	0.00	0.00	0.00	0.00	0.00	177,317.27	1,595,865.63
Invesco Wilshire Micro-Cap ETF[2]	$53,932.09	$59,303.57	$0.00	$0.00	$0.00	$4,930.76	$0.00	$64,234.33	$(10,302.24)
Invesco Zacks Mid-Cap ETF[1]	$40,359.71	$6,447.19	$0.00	$0.00	$0.00	$13,680.39	$0.00	20,127.58	$20,232.13
Invesco Zacks Multi-Asset Income ETF[3]	$213,415.61	$54,956.03	$0.00	$0.00	$0.00	$50,222.42	$0.00	$105,178.45	$108,237.16

[1]

The information shown reflects the Predecessor Fund’s participation in a securities lending program during the fiscal year ended 2018. The Fund does not currently participate in the securities lending program.

[2]	The Fund began participating in the BBH securities lending program on June 15, 2018.
[3]	The Fund began participating in the Citi securities lending program on June 15, 2018.

For the fiscal year ended April 30, 2018, each Securities Lending Agent provided the following services for their respective Funds in connection with securities lending activities: (i) entering into loans with approved entities subject to guidelines or restrictions provided by the Funds; (ii) receiving and holding collateral from borrowers, and facilitating the investment and reinvestment of cash collateral; (iii) monitoring daily the value of the loaned securities and collateral, including receiving and delivering additional collateral as necessary from/to borrowers; (iv) negotiating loan terms; (v) selecting securities to be loaned subject to guidelines or restrictions provided by the Funds; (vi) recordkeeping and account servicing; (vii) monitoring dividend/distribution activity and material proxy votes relating to loaned securities; and (viii) arranging for return of loaned securities to the Funds at loan termination.

Aggregations. The Distributor does not distribute Shares in less than Creation Unit Aggregations. The Distributor will deliver the Prospectus (or the Summary Prospectus) and, upon request, this SAI to persons purchasing Creation Unit Aggregations and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended, and a member of the Financial Industry Regulatory Authority (“FINRA”).

The Distributor also may enter into agreements with securities dealers (“Soliciting Dealers”) who will solicit purchases of Creation Unit Aggregations of the Funds’ Shares. Such Soliciting Dealers also may be Participating Parties (as defined in “Procedures for Creation of Creation Unit Aggregations” below) and DTC Participants (as defined in “DTC Acts as Securities Depository for Shares” below).

Index and Intellidex Providers. No entity that creates, compiles, sponsors or maintains the Underlying Indexes or Underlying Intellidexes is or will be an affiliated person, as defined in Section 2(a)(3) of the 1940 Act, or an affiliated person of an affiliated person, of the Trust, the Adviser, the Distributor or a promoter of the Funds.

Neither the Adviser nor any affiliate of the Adviser has any rights to influence the selection of the securities in the Underlying Indexes or Underlying Intellidexes.

Set forth below is a list of each Fund and the Underlying Index or Underlying Intellidex upon which it is based.

Fund	Underlying Index or Underlying Intellidex
Invesco Aerospace & Defense ETF	SPADE® Defense Index
Invesco BuyBack Achievers™ ETF	NASDAQ US BuyBack Achievers™ Index
Invesco Cleantech™ ETF	The Cleantech Index™
Invesco Dividend Achievers™ ETF	NASDAQ US Broad Dividend Achievers™ Index
Invesco Dow Jones Industrial Average Dividend ETF	Dow Jones Industrial Average Yield Weighted
Invesco DWA Basic Materials Momentum ETF	Dorsey Wright® Basic Materials Technical Leaders Index
Invesco DWA Consumer Cyclicals Momentum ETF	Dorsey Wright® Consumer Cyclicals Technical Leaders Index
Invesco DWA Consumer Staples Momentum ETF	Dorsey Wright® Consumer Staples Technical Leaders Index
Invesco DWA Energy Momentum ETF	Dorsey Wright® Energy Technical Leaders Index
Invesco DWA Financial Momentum ETF	Dorsey Wright® Financials Technical Leaders Index
Invesco DWA Healthcare Momentum ETF	Dorsey Wright® Healthcare Technical Leaders Index
Invesco DWA Industrials Momentum ETF	Dorsey Wright® Industrials Technical Leaders Index
Invesco DWA Momentum ETF	Dorsey Wright® Technical Leaders Index
Invesco DWA NASDAQ Momentum ETF	Dorsey Wright® NASDAQ Technical Leaders Index
Invesco DWA Technology Momentum ETF	Dorsey Wright® Technology Technical Leaders Index
Invesco DWA Utilities Momentum ETF	Dorsey Wright® Utilities Technical Leaders Index
Invesco Dynamic Biotechnology & Genome ETF	Dynamic Biotech & Genome IntellidexSM Index
Invesco Dynamic Building & Construction ETF	Dynamic Building & Construction IntellidexSM Index
Invesco Dynamic Energy Exploration & Production ETF	Dynamic Energy Exploration & Production IntellidexSM Index
Invesco Dynamic Food & Beverage ETF	Dynamic Food & Beverage IntellidexSM Index
Invesco Dynamic Large Cap Growth ETF	Dynamic Large Cap Growth IntellidexSM Index
Invesco Dynamic Large Cap Value ETF	Dynamic Large Cap Value IntellidexSM Index
Invesco Dynamic Leisure and Entertainment ETF	Dynamic Leisure & Entertainment IntellidexSM Index
Invesco Dynamic Market ETF	Dynamic Market IntellidexSM Index

Fund	Underlying Index or Underlying Intellidex
Invesco Dynamic Media ETF	Dynamic Media IntellidexSM Index
Invesco Dynamic Networking ETF	Dynamic Networking IntellidexSM Index
Invesco Dynamic Oil & Gas Services ETF	Dynamic Oil Services IntellidexSM Index
Invesco Dynamic Pharmaceuticals ETF	Dynamic Pharmaceutical IntellidexSM Index
Invesco Dynamic Retail ETF	Dynamic Retail IntellidexSM Index
Invesco Dynamic Semiconductors ETF	Dynamic Semiconductor IntellidexSM Index
Invesco Dynamic Software ETF	Dynamic Software IntellidexSM Index
Invesco Financial Preferred ETF	Wells Fargo® Hybrid and Preferred Securities Financial Index
Invesco FTSE RAFI US 1000 ETF	FTSE RAFI™ US 1000 Index
Invesco FTSE RAFI US 1500 Small-Mid ETF	FTSE RAFI™ US Mid Small 1500 Index
Invesco Global Listed Private Equity ETF	Red Rocks Global Listed Private Equity Index
Invesco Golden Dragon China ETF	NASDAQ Golden Dragon China Index
Invesco High Yield Equity Dividend Achievers™ ETF	NASDAQ US Dividend Achievers™ 50 Index
Invesco Insider Sentiment ETF	Nasdaq US Insider Sentiment Index
Invesco International Dividend Achievers™ ETF	NASDAQ International Dividend Achievers™ Index
Invesco NASDAQ Internet ETF	NASDAQ Internet IndexSM
Invesco Russell 2000 Equal Weight ETF	Russell 2000® Equal Weight Index
Invesco Russell 2000 Pure Growth ETF	Russell 2000® Pure Growth Index
Invesco Russell 2000 Pure Value ETF	Russell 2000® Pure Value Index
Invesco Russell Midcap Equal Weight ETF	Russell Midcap® Equal Weight Index
Invesco Russell Midcap Pure Growth ETF	Russell Midcap® Pure Growth Index
Invesco Russell Midcap Pure Value ETF	Russell Midcap® Pure Value Index
Invesco Russell Top 200 Equal Weight ETF	Russell Top 200® Equal Weight Index
Invesco Russell Top 200 Pure Growth ETF	Russell Top 200® Pure Growth Index
Invesco Russell Top 200 Pure Value ETF	Russell Top 200® Pure Value Index
Invesco S&P 100® Equal Weight ETF	S&P 100® Equal Weight Index
Invesco S&P 500 BuyWrite ETF	CBOE S&P 500 BuyWrite IndexSM
Invesco S&P 500® Equal Weight ETF	S&P 500® Equal Weight Index
Invesco S&P 500® Equal Weight Consumer Discretionary ETF	S&P 500® Equal Weight Consumer Discretionary Index
Invesco S&P 500® Equal Weight Consumer Staples ETF	S&P 500® Equal Weight Consumer Staples Index
Invesco S&P 500® Equal Weight Energy ETF	S&P 500® Equal Weight Energy Index
Invesco S&P 500® Equal Weight Financials ETF	S&P 500® Equal Weight Financials Index
Invesco S&P 500® Equal Weight Health Care ETF	S&P 500® Equal Weight Health Care Index
Invesco S&P 500® Equal Weight Industrials ETF	S&P 500® Equal Weight Industrials Index
Invesco S&P 500® Equal Weight Materials ETF	S&P 500® Equal Weight Materials Index
Invesco S&P 500® Equal Weight Real Estate ETF	S&P 500® Equal Weight Real Estate Index
Invesco S&P 500® Equal Weight Technology ETF	S&P 500® Equal Weight Information Technology Index
Invesco S&P 500® Equal Weight Utilities ETF	S&P 500® Equal Weight Telecommunication Services & Utilities Index*
Invesco S&P 500® Pure Growth ETF	S&P 500® Pure Growth Index
Invesco S&P 500® Pure Value ETF	S&P 500® Pure Value Index
Invesco S&P 500® Quality ETF	S&P 500® Quality Index

Fund	Underlying Index or Underlying Intellidex
Invesco S&P 500® Top 50 ETF	S&P 500® Top 50 Index
Invesco S&P MidCap 400® Equal Weight ETF	S&P MidCap 400® Equal Weight Index
Invesco S&P MidCap 400® Pure Growth ETF	S&P MidCap 400® Pure Growth Index
Invesco S&P MidCap 400® Pure Value ETF	S&P MidCap 400® Pure Value Index
Invesco S&P SmallCap 600® Equal Weight ETF	S&P SmallCap 600® Equal Weight Index
Invesco S&P SmallCap 600® Pure Growth ETF	S&P SmallCap 600® Pure Growth Index
Invesco S&P SmallCap 600® Pure Value ETF	S&P SmallCap 600® Pure Value Index
Invesco S&P Spin-Off ETF	S&P U.S. Spin-Off Index
Invesco Water Resources ETF	NASDAQ OMX US Water IndexSM
Invesco WilderHill Clean Energy ETF	WilderHill Clean Energy Index
Invesco WilderHill Progressive Energy ETF	WilderHill Progressive Energy Index
Invesco Wilshire Micro-Cap ETF	Wilshire US Micro-Cap IndexSM
Invesco Zacks Micro Cap ETF	Zacks Micro Cap Index™
Invesco Zacks Mid-Cap ETF	Zacks Mid-Cap Core Index
Invesco Zacks Multi-Asset Income ETF	Zacks Multi-Asset Income Index

*	As of September 24, 2018, to be designated the S&P 500® Equal Weight Utilities Plus Index.

BROKERAGE TRANSACTIONS AND COMMISSIONS ON AFFILIATED TRANSACTIONS

The policy of the Adviser regarding purchases and sales of securities is to give primary consideration to obtaining the most favorable prices and efficient executions of transactions under the circumstances. Consistent with this policy, when securities transactions are effected on a stock exchange, the Adviser’s policy is to pay commissions that are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Adviser relies upon its experience and knowledge regarding commissions various brokers generally charge. The sale of Shares by a broker-dealer is not a factor in the selection of broker-dealers.

In seeking to implement its policies, the Adviser effects transactions with those brokers and dealers that the Adviser believes provide the most favorable prices and are capable of providing efficient executions. The Adviser and its affiliates currently do not participate in soft dollar transactions.

The Adviser assumes general supervision over placing orders on behalf of the Funds for the purchase or sale of portfolio securities. If purchases or sales of portfolio securities by a Fund and one or more other investment companies or clients supervised by the Adviser are considered at or about the same time, the Adviser allocates transactions in such securities among the Fund, the several investment companies and clients in a manner deemed equitable to all. In some cases, this procedure could have a detrimental effect on the price or volume of the security as far as the Funds are concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Funds. The primary consideration is prompt execution of orders at the most favorable net price under the circumstances.

Purchases and sales of fixed-income securities for a Fund usually are principal transactions and ordinarily are purchased directly from the issuer or from an underwriter or broker-dealer. The Fund does not usually pay brokerage commissions in connection with such purchases and sales, although purchases of new issues from underwriters of securities typically include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market-makers typically include a dealer’s mark-up (i.e., a spread between the bid and the ask prices).

When a Fund purchases a newly issued security at a fixed price, the Adviser or Sub-Adviser, as applicable, may designate certain members of the underwriting syndicate to receive compensation associated with that transaction. Certain dealers have agreed to rebate a portion of such compensation directly to the Fund to offset the Fund’s management expenses.

The aggregate brokerage commissions paid by each Fund during the Fund’s fiscal years ended 2015, 2016, 2017 and 2018 are set forth in the chart below. The fiscal year end of each Fund is indicated in parentheses following each Fund’s name. Effective April 30, 2018, Funds with a fiscal year end of August 31 and October 31 changed their fiscal year end to April 30. With respect to the Predecessor Funds, any commissions paid prior to the Reorganizations were paid by the Predecessor Funds.

Affiliated Transactions. The Adviser may place trades with Invesco Capital Markets, Inc. (“ICMI”) a broker-dealer with whom it is affiliated, provided the Adviser determines that ICMI’s trade execution abilities and costs are at least comparable to those of non-affiliated brokerage firms with which the Adviser could otherwise place similar trades. ICMI receives brokerage commissions in connection with effecting trades for the Funds and, therefore, use of ICMI presents a conflict of interest for the Adviser. Trades placed through ICMI, including the brokerage commissions paid to ICMI, are subject to procedures adopted by the Board.

Brokerage commissions on affiliated transactions paid by the Funds’ during the fiscal years ended 2015, 2016, 2017 and 2018 are set forth in the chart below. The fiscal year end of each Fund is indicated in parentheses following each Fund’s name. Effective April 30, 2018, Funds with a prior fiscal year end of August 31 and October 31 changed their fiscal year end to April 30. With respect to the Predecessor Funds, any commissions paid prior to the Reorganizations were paid by the Predecessor Funds. The percentage of each Fund’s aggregate brokerage commissions paid to the affiliated broker and the percentage of each Fund’s aggregate dollar amount of transactions involving the payment of commissions through the affiliated broker for the last fiscal year are also set forth in the chart below.

Unless otherwise indicated, the amount of brokerage commissions paid by a Fund may change from year to year because of, among other things, changing asset levels, shareholder activity and/or portfolio turnover, including due to application of the Fund’s Underlying Index or Underlying Intellidex methodology.

		Total $ Amount of Brokerage Commissions Paid				Total $ Amount of Broker Commissions Paid to Affiliated Brokers				% of Total Brokerage Commissions Paid to the Affiliated Brokers	% of Total Transaction Dollars Effected Through Affiliated Brokers
Fund	Date of Commencement of Investment Operations	2018*	2017	2016	2015	2018*	2017	2016	2015	2018*	2018*
Invesco Aerospace & Defense ETF (April 30)	10/26/05	$10,979	$11,897	$15,948	$7,773	$168	N/A	N/A	N/A	1.26%	1.43%
Invesco BuyBack Achievers™ ETF (April 30)	12/20/06	$339,983	$343,219	$542,010	$376,376	N/A	N/A	N/A	N/A	N/A	N/A
Invesco Cleantech™ ETF (April 30)	10/24/06	$13,788	$12,110	$12,498	$14,111	N/A	N/A	N/A	N/A	N/A	N/A
Invesco Dividend Achievers™ ETF (April 30)	9/15/05	$4,566	$5,773	$6,894	$20,725	$37	N/A	N/A	N/A	0.68%	1.11%
Invesco Dow Jones Industrial Average Dividend ETF (August 31)	12/16/15	$462	$40	$3	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Invesco DWA Basic Materials Momentum ETF (April 30)	10/12/06	$49,210	$181,387	$47,192	$60,054	$32	N/A	N/A	N/A	0.05%	0.08%
Invesco DWA Consumer Cyclicals Momentum ETF (April 30)	10/12/06	$27,777	$30,910	$98,358	$33,248	N/A	N/A	N/A	N/A	N/A	N/A
Invesco DWA Consumer Staples Momentum ETF (April 30)	10/12/06	$27,308	$113,528	$117,601	$22,409	$0	N/A	N/A	N/A	0.00%	0.00%
Invesco DWA Energy Momentum ETF (April 30)	10/12/06	$101,245	$243,337	$196,813	$139,175	$30	N/A	N/A	N/A	0.03%	0.06%
Invesco DWA Financial Momentum ETF (April 30)	10/12/06	$38,753	$62,755	$20,861	$25,193	$64	N/A	N/A	N/A	0.13%	0.20%
Invesco DWA Healthcare Momentum ETF (April 30)	10/12/06	$116,882	$88,434	$261,474	$142,688	$47	N/A	N/A	N/A	0.03%	0.04%
Invesco DWA Industrials Momentum ETF (April 30)	10/12/06	$43,187	$42,452	$56,152	$70,375	$0	N/A	N/A	N/A	0.00%	0.00%
Invesco DWA Momentum ETF (April 30)	3/1/07	$260,982	$381,524	$571,442	$305,109	N/A	N/A	N/A	N/A	N/A	N/A
Invesco DWA NASDAQ Momentum ETF (April 30)	5/1/03	$16,483	$18,734	$26,322	$20,279	N/A	N/A	N/A	N/A	N/A	N/A
Invesco DWA Technology Momentum ETF (April 30)	10/12/06	$65,664	$162,999	$157,331	$60,072	$22	N/A	N/A	N/A	0.02%	0.03%
Invesco DWA Utilities Momentum ETF (April 30)	10/26/05	$11,581	$39,341	$44,910	$15,049	$25	N/A	N/A	N/A	0.21%	0.30%
Invesco Dynamic Biotechnology & Genome ETF (April 30)	6/23/05	$280,761	$247,394	$491,589	$399,761	$56	N/A	N/A	N/A	0.02%	0.03%
Invesco Dynamic Building & Construction ETF (April 30)	10/26/05	$232,654	$110,069	$31,665	$46,049	N/A	N/A	N/A	N/A	N/A	N/A
Invesco Dynamic Energy Exploration & Production ETF (April 30)	10/26/05	$55,970	$56,247	$192,633	$137,805	N/A	N/A	N/A	N/A	N/A	N/A

		Total $ Amount of Brokerage Commissions Paid				Total $ Amount of Broker Commissions Paid to Affiliated Brokers				% of Total Brokerage Commissions Paid to the Affiliated Brokers	% of Total Transaction Dollars Effected Through Affiliated Brokers
Fund	Date of Commencement of Investment Operations	2018*	2017	2016	2015	2018*	2017	2016	2015	2018*	2018*
Invesco Dynamic Food & Beverage ETF (April 30)	6/23/05	$76,185	$141,195	$117,264	$192,706	$21	N/A	N/A	N/A	0.02%	0.03%
Invesco Dynamic Large Cap Growth ETF (April 30)	3/3/05	$156,317	$176,769	$91,360	$115,467	$30	N/A	N/A	N/A	0.01%	0.02%
Invesco Dynamic Large Cap Value ETF (April 30)	3/3/05	$599,999	$487,044	$359,624	$287,764	$303	N/A	N/A	N/A	0.04%	0.05%
Invesco Dynamic Leisure and Entertainment ETF (April 30)	6/23/05	$103,548	$134,909	$151,915	$142,411	$29	N/A	N/A	N/A	0.02%	0.03%
Invesco Dynamic Market ETF (April 30)	5/1/03	$150,721	$167,995	$180,088	$210,297	$26	N/A	N/A	N/A	0.01%	0.02%
Invesco Dynamic Media ETF (April 30)	6/23/05	$87,686	$81,550	$127,620	$117,972	N/A	N/A	N/A	N/A	N/A	N/A
Invesco Dynamic Networking ETF (April 30)	6/23/05	$21,261	$18,213	$16,579	$18,372	$121	N/A	N/A	N/A	0.47%	0.87%
Invesco Dynamic Oil & Gas Services ETF (April 30)	10/26/05	$62,677	$62,438	$66,287	$81,646	$42	N/A	N/A	N/A	0.07%	0.13%
Invesco Dynamic Pharmaceuticals ETF (April 30)	6/23/05	$424,255	$246,650	$333,833	$235,365	N/A	N/A	N/A	N/A	N/A	N/A
Invesco Dynamic Retail ETF (April 30)	10/26/05	$13,421	$21,425	$19,404	$13,549	$4	N/A	N/A	N/A	0.03%	0.03%
Invesco Dynamic Semiconductors ETF (April 30)	6/23/05	$125,705	$56,527	$61,464	$30,479	$0	N/A	N/A	N/A	0.00%	0.00%
Invesco Dynamic Software ETF (April 30)	6/23/05	$99,168	$80,790	$64,293	$38,267	$82	N/A	N/A	N/A	0.07%	0.08%
Invesco Financial Preferred ETF (April 30)	12/1/06	$0	$0	$0	$0	N/A	N/A	N/A	N/A	N/A	N/A
Invesco FTSE RAFI US 1000 ETF (April 30)	12/19/05	$258,473	$300,081	$359,903	$241,708	$1,864	N/A	N/A	N/A	0.57%	0.88%
Invesco FTSE RAFI US 1500 Small-Mid ETF (April 30)	9/20/06	$591,857	$634,098	$653,766	$422,847	$8,246	N/A	N/A	N/A	1.17%	1.57%
Invesco Global Listed Private Equity ETF (April 30)	10/24/06	$101,225	$89,826	$116,412	$151,171	$1,253	N/A	N/A	N/A	1.19%	1.05%
Invesco Golden Dragon China ETF (April 30)	12/9/04	$44,013	$47,719	$78,259	$61,439	$2,398	N/A	N/A	N/A	4.87%	5.88%
Invesco High Yield Equity Dividend Achievers™ ETF (April 30)	12/9/04	$176,438	$229,532	$173,350	$100,518	$259	N/A	N/A	N/A	0.11%	0.10%
Invesco Insider Sentiment ETF (August 31)	9/21/06	$23,811	$39,329	$57,040	$75,034	N/A	N/A	N/A	N/A	N/A	N/A
Invesco International Dividend Achievers™ ETF (April 30)	9/15/05	$467,575	$510,017	$603,764	$575,741	$5,504	N/A	N/A	N/A	1.06%	2.16%
Invesco NASDAQ Internet ETF (April 30)	6/10/08	$35,184	$14,472	$28,942	$29,600	N/A	N/A	N/A	N/A	N/A	N/A
Invesco Russell 2000 Equal Weight ETF (April 30)	12/1/06	$20,570	$16,486	$18,261	$576	$130	N/A	N/A	N/A	0.57%	1.02%
Invesco Russell 2000 Pure Growth ETF (April 30)	3/3/05	$18,713	$17,020	$19,668	$1,147	N/A	N/A	N/A	N/A	N/A	N/A

		Total $ Amount of Brokerage Commissions Paid						Total $ Amount of Broker Commissions Paid to Affiliated Brokers				% of Total Brokerage Commissions Paid to the Affiliated Brokers	% of Total Transaction Dollars Effected Through Affiliated Brokers
Fund	Date of Commencement of Investment Operations	2018*	2017	2016		2015		2018*	2017	2016	2015	2018*	2018*
Invesco Russell 2000 Pure Value ETF (April 30)	3/3/05	$92,699	$78,787	$80,072		$6,220		$683	N/A	N/A	N/A	0.62%	0.90%
Invesco Russell Midcap Equal Weight ETF (April 30)	12/1/06	$6,030	$6,539	$7,918		$329		N/A	N/A	N/A	N/A	N/A	N/A
Invesco Russell Midcap Pure Growth ETF (April 30)	3/3/05	$7,092	$12,535	$13,130		$349		N/A	N/A	N/A	N/A	N/A	N/A
Invesco Russell Midcap Pure Value ETF (April 30)	3/3/05	$25,410	$21,349	$20,815		$889		$49	N/A	N/A	N/A	0.16%	0.26%
Invesco Russell Top 200 Equal Weight ETF (April 30)	12/1/06	$5,697	$3,439	$3,556		$212		N/A	N/A	N/A	N/A	N/A	N/A
Invesco Russell Top 200 Pure Growth ETF (April 30)	6/13/11	$6,895	$10,020	$7,526		$786		$15	N/A	N/A	N/A	0.17%	0.24%
Invesco Russell Top 200 Pure Value ETF (April 30)	6/13/11	$9,714	$9,662	$5,046		$333		N/A	N/A	N/A	N/A	N/A	N/A
Invesco S&P 100® Equal Weight ETF (October 31)	6/30/16	$9	$8	$13	**	N/A		N/A	N/A	N/A	N/A	N/A	N/A
Invesco S&P 500 BuyWrite ETF (April 30)	12/19/07	$49,188	$46,121	$63,386		$0		N/A	N/A	N/A	N/A	N/A	N/A
Invesco S&P 500® Equal Weight ETF (October 31)	04/24/03	$288,297	$491,239	$420,329		$485,528		N/A	N/A	N/A	N/A	N/A	N/A
Invesco S&P 500® Equal Weight Consumer Discretionary ETF (October 31)	11/1/06	$2,095	$4,228	$5,710		$4,604		N/A	N/A	N/A	N/A	N/A	N/A
Invesco S&P 500® Equal Weight Consumer Staples ETF (October 31)	11/1/06	$9,355	$16,830	$13,371		$5,735		$184	N/A	N/A	N/A	4.18%	4.90%
Invesco S&P 500® Equal Weight Energy ETF (October 31)	11/1/06	$17,370	$20,627	$29,309		$10,338		N/A	N/A	N/A	N/A	N/A	N/A
Invesco S&P 500® Equal Weight Financials ETF (October 31)	11/1/06	$4,698	$7,744	$21,854		$3,949		$180	N/A	N/A	N/A	100%	100%
Invesco S&P 500® Equal Weight Health Care ETF (October 31)	11/1/06	$11,084	$11,946	$16,262		$10,751		$82	N/A	N/A	N/A	3.03%	4.36%
Invesco S&P 500® Equal Weight Industrials ETF (October 31)	11/1/06	$2,463	$4,227	$2,896		$2,628		N/A	N/A	N/A	N/A	N/A	N/A
Invesco S&P 500® Equal Weight Materials ETF (October 31)	11/1/06	$2,710	$5,351	$4,299		$4,442		N/A	N/A	N/A	N/A	N/A	N/A
Invesco S&P 500® Equal Weight Real Estate ETF (October 31)	8/13/15	$105	$859	$151		$21	***	$14	N/A	N/A	N/A	100%	100%
Invesco S&P 500® Equal Weight Technology ETF (October 31)	11/1/06	$25,008	$47,369	$36,054		$31,057		N/A	N/A	N/A	N/A	N/A	N/A
Invesco S&P 500® Equal Weight Utilities ETF (October 31)	11/1/06	$3,279	$13,792	$10,470		$8,446		$55	N/A	N/A	N/A	100%	100%
Invesco S&P 500® Pure Growth ETF (October 31)	3/1/06	$140,303	$172,588	$170,883		$177,303		N/A	N/A	N/A	N/A	N/A	N/A
Invesco S&P 500® Pure Value ETF (October 31)	3/1/06	$87,365	$123,294	$112,982		$138,915		$307	N/A	N/A	N/A	100%	100%
Invesco S&P 500® Quality ETF (April 30)	12/6/05	$201,729	$182,291	$174,340		$20,253		N/A	N/A	N/A	N/A	N/A	N/A
Invesco S&P 500® Top 50 ETF (October 31)	5/4/05	$665	$2,980	$5,347		$5,055		$151	N/A	N/A	N/A	100%	100%
Invesco S&P MidCap 400® Equal Weight ETF (October 31)	12/3/10	$4,032	$7,575	$38,414		$15,790		$67	N/A	N/A	N/A	12.80%	27.12%

		Total $ Amount of Brokerage Commissions Paid				Total $ Amount of Broker Commissions Paid to Affiliated Brokers				% of Total Brokerage Commissions Paid to the Affiliated Brokers	% of Total Transaction Dollars Effected Through Affiliated Brokers
Fund	Date of Commencement of Investment Operations	2018*	2017	2016	2015	2018*	2017	2016	2015	2018*	2018*
Invesco S&P MidCap 400® Pure Growth ETF (October 31)	3/1/06	$79,279	$87,868	$92,811	$129,675	$112	N/A	N/A	N/A	3.55%	3.62%
Invesco S&P MidCap 400® Pure Value ETF (October 31)	3/1/06	$26,319	$47,701	$29,374	$15,843	N/A	N/A	N/A	N/A	N/A	N/A
Invesco S&P SmallCap 600® Equal Weight ETF (October 31)	12/3/10	$1,608	$4,504	$36,247	$25,547	$45	N/A	N/A	N/A	79.47%	95.72%
Invesco S&P SmallCap 600® Pure Growth ETF (October 31)	3/1/06	$45,526	$43,336	$55,352	$23,917	N/A	N/A	N/A	N/A	N/A	N/A
Invesco S&P SmallCap 600® Pure Value ETF (October 31)	3/1/06	$65,859	$87,244	$63,228	$43,909	N/A	N/A	N/A	N/A	N/A	N/A
Invesco S&P Spin-Off ETF (August 31)	12/15/06	$15,269	$26,703	$154,793	$47,160	N/A	N/A	N/A	N/A	N/A	N/A
Invesco Water Resources ETF (April 30)	12/6/05	$134,359	$226,518	$501,447	$136,838	N/A	N/A	N/A	N/A	N/A	N/A
Invesco WilderHill Clean Energy ETF (April 30)	3/3/05	$96,358	$153,974	$317,630	$247,737	$1,416	N/A	N/A	N/A	1.31%	2.03%
Invesco WilderHill Progressive Energy ETF (April 30)	10/24/06	$8,235	$14,953	$23,609	$43,131	N/A	N/A	N/A	N/A	N/A	N/A
Invesco Wilshire Micro-Cap ETF (August 31)	9/21/06	$13,855	$29,739	$29,444	$11,118	N/A	N/A	N/A	N/A	N/A	N/A
Invesco Zacks Micro Cap ETF (April 30)	8/18/05	$54,251	$71,172	$63,642	$97,124	$9	N/A	N/A	N/A	0.01%	0.05%
Invesco Zacks Mid-Cap ETF (August 31)	4/2/07	$78,442	$71,767	$126,402	$68,297	N/A	N/A	N/A	N/A	N/A	N/A
Invesco Zacks Multi-Asset Income ETF (August 31)	9/21/06	$168,975	$347,737	$539,223	$440,401	N/A	N/A	N/A	N/A	N/A	N/A

*

The information presented for Funds with a prior fiscal year end of August 31 is for the period September 1, 2017 to April 30, 2018 and the information presented for Funds with a prior fiscal year end of October 31 is for the period November 1, 2017 through April 30, 2018.

**	For the fiscal period June 30, 2016 (commencement of operations) through October 31, 2016.
***	For the fiscal period August 13, 2015 (commencement of operations) through October 31, 2015.

ADDITIONAL INFORMATION CONCERNING THE TRUST

The Trust is an open-end management investment company registered under the 1940 Act. The Trust was organized as a Massachusetts business trust on June 9, 2000 pursuant to a Declaration of Trust (the “Declaration”).

The Trust is authorized to issue an unlimited number of Shares in one or more series or “Funds.” The Trust currently offers Shares of 83 Funds. The Board has the right to establish additional series in the future, to determine the preferences, voting powers, rights and privileges thereof and to modify such preferences, voting powers, rights and privileges without shareholder approval.

Each Share issued by a Fund has a pro rata interest in the assets of the Fund. Shares have no preemptive, exchange, subscription or conversion rights and are freely transferable. Each Share is entitled to participate equally in dividends and other distributions declared by the Board with respect to the Fund and in the net distributable assets of the Fund on liquidation.

Each Share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shares of all the Funds of the Trust vote together as a single class except as otherwise required by the 1940 Act, or if the matter being voted on affects only a particular Fund, and, if a matter affects a particular Fund differently from other Funds, the Shares of that Fund will vote separately on such matter.

The Declaration provides that by becoming a shareholder of a Fund, each shareholder shall be held expressly to have agreed to be bound by the provisions of the Declaration. The Declaration may, except in limited circumstances, be amended or supplemented by the Trustees without shareholder vote. The holders of Fund Shares are required to disclose information on direct or indirect ownership of Fund Shares as may be required to comply with various laws applicable to the Fund, and ownership of Fund Shares may be disclosed by the Fund if so required by law or regulation. The Trust’s Declaration also provides that shareholders may not bring suit on behalf of a Fund without first requesting that the Trustees bring such suit unless there would be irreparable injury to the Fund, or if a majority of the Trustees have a personal financial interest in the action. Trustees are not considered to have a personal financial interest by virtue of being compensated for their services as Trustees. Following receipt of the demand, the Trustees have a period of 45 days to consider the demand. In their sole discretion, the Trustees may submit the matter to a vote of shareholders of the Trust, as appropriate. Any decision by the Trustees to bring, maintain or settle (or not to bring, maintain or settle) such court action, proceeding or claim, or to submit the matter to a vote of shareholders, shall be made by the Trustees in their business judgment and shall be binding upon the shareholders.

The Trust is not required, and does not intend to hold annual meetings of shareholders, but will call a special meeting of shareholders whenever required by the 1940 Act or by the terms of the Declaration. Shareholders owning more than 10% of the outstanding Shares of the Trust have the right to call a special meeting to remove one or more Trustees or for any other purpose.

Under Massachusetts law applicable to Massachusetts business trusts, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the Declaration contains an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Trust’s Declaration further provides for indemnification out of the assets and property of the Trust for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust or Fund itself was unable to meet its obligations. The Trust believes the likelihood of the occurrence of these circumstances is remote.

The Trust’s Declaration also provides that a Trustee acting in his or her capacity of trustee is not liable personally to any person other than the Trust or its shareholders for any act, omission, or obligation of the Trust. The Declaration further provides that a Trustee or officer is liable to the Trust or its shareholders only for his or her bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties, and shall not be liable for errors of judgment or mistakes of fact or law. The Declaration requires the Trust to indemnify any persons who are or who have been Trustees, officers or employees of the Trust for any liability for actions or failure to act except to the extent prohibited by applicable federal law.

The Trust’s bylaws require that any action commenced by a Shareholder, directly or derivatively, against the Trust or a series thereof, its Trustees or officers, shall be brought only in the U.S. District Court for the Northern District of Illinois, or if such action may not be brought in that court, then such action shall be brought in Illinois state court (the “Chosen Courts”). The Trust, its Trustees and officers, and its Shareholders (a) waive any objection to venue in either Chosen Court and (b) waive any objection that either Chosen Court is an inconvenient forum.

The Trust does not have information concerning the beneficial ownership of Shares held by DTC Participants (as defined below).

Shareholders may make inquiries by writing to the Trust, c/o the Distributor, Invesco Distributors, Inc., 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173.

Book Entry Only System. The following information supplements and should be read in conjunction with the section in the Funds’ Prospectus entitled “Book Entry.”

DTC Acts as Securities Depository for Shares. Shares of the Funds are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.

DTC, a limited-purpose trust company, was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, a number of DTC Participants and the New York Stock Exchange, Inc. (“NYSE”) and FINRA own DTC. Access to the DTC system also is available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).

Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records DTC maintains (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase and sale of Shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is affected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the Shares of the Funds held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such DTC Participant may transmit such notice, statement or communication, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Fund distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Fund Shares. DTC or its nominee, upon receipt of any such distributions, shall immediately credit DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in Shares of the Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may decide to discontinue providing its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

Proxy Voting. The Board has delegated responsibility for decisions regarding proxy voting for securities each Fund holds to the Adviser. The Adviser will vote such proxies in accordance with its proxy policies and procedures, which are summarized in Appendix A to this SAI. The Board periodically reviews each Fund’s proxy voting record.

The Trust is required to disclose annually the Funds’ complete proxy voting record on Form N-PX covering the period July 1 through June 30 and file it with the SEC no later than August 31. Form N-PX for the Funds also is available at no charge, upon request, by calling 800.983.0903 or by writing to Invesco Exchange-Traded Fund Trust at 3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515. The Trust’s Form N-PX also is available on the SEC’s website at www.sec.gov.

Codes of Ethics. Pursuant to Rule 17j-1 under the 1940 Act, the Board has adopted a Code of Ethics for the Trust and approved Codes of Ethics adopted by the Adviser and the Distributor (collectively, the “Ethics Codes”). The Ethics Codes are intended to ensure that the interests of shareholders and other clients are placed ahead of any personal interest that no undue personal benefit is obtained from the person’s employment activities and that actual and potential conflicts of interest are avoided.

The Ethics Codes apply to the personal investing activities of Trustees and officers of the Trust, the Adviser and the Distributor (“Access Persons”). Rule 17j-1 and the Ethics Codes are designed to prevent unlawful practices in connection with the purchase or sale of securities by Access Persons. Under the Ethics Codes, Access Persons may engage in personal securities transactions, but must report their personal securities transactions for monitoring purposes. The Ethics Codes permit personnel subject to the Ethics Codes to invest in securities subject to certain limitations, including securities that a Fund may purchase or sell. In addition, certain Access Persons must obtain approval before investing in initial public offerings or private placements. The Ethics Codes are on file with the SEC and are available to the public at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202.942.8090. The Ethics Codes are also available on the EDGAR Database on the SEC’s Internet site at www.sec.gov. The Ethics Codes may be obtained, after paying a duplicating fee, by e-mail at publicinfo@sec.gov or by writing the SEC’s Public Reference Section, 100 F Street, N.E., Washington, D.C. 20549-0102.

CREATION AND REDEMPTION OF CREATION UNIT AGGREGATIONS

General

The Trust issues and sells Shares of each Fund only in Creation Unit Aggregations on a continuous basis through the Distributor, without a sales load, at the Fund’s NAV next determined after receipt of an order in “proper form” (as defined below) on any Business Day. A “Business Day” is any day on which the Exchange is open for business. As of the date of this SAI, each Exchange is closed in observance of the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. On days when an Exchange closes earlier than normal, a Fund may require orders to be placed earlier in the day.

The number of Shares of a Fund that constitute a Creation Unit Aggregation for such Fund is set forth in the Fund’s Prospectus. In its discretion, the Trust reserves the right to increase or decrease the number of Shares that constitutes a Creation Unit Aggregation for a Fund.

Role of the Authorized Participant

A Fund only may issue Creation Units to, or redeem Creation Units from, an authorized participant, referred to herein as an “AP.” To be eligible to place orders to create a Creation Unit of a Fund, an AP must have executed an agreement with the Distributor (“Participant Agreement”) and must be a broker-dealer registered with the SEC and a member of the Financial Industry Regulatory Authority (“FINRA”), or otherwise be exempt from or not required to be licensed as a broker-dealer or a member of FINRA. In addition, an AP must be either (i) a “Participating Party,” i.e., a broker-dealer or other participant in the clearing process of the Continuous Net Settlement System (the “Clearing Process”) of the National Securities Clearing Corporation (“NSCC”), a clearing agency that is registered with the SEC, or (ii) a “DTC Participant,” i.e., eligible to utilize the Fed Book Entry System and/or DTC. A Participating Party and DTC Participant are collectively referred to herein as an AP. All Shares of a Fund, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

All orders to purchase or redeem Creation Units must be placed by an AP. An AP may place orders for the creation or redemption of Creation Units through the Clearing Process, the Fed Book-Entry System and/or DTC or Euroclear, subject to the procedures set forth in the Participant Agreement. Transfers of securities settling through Euroclear or other foreign depositories may require AP access to such facilities.

Pursuant to the terms of its Participant Agreement, an AP will agree, and on behalf of itself or any investor on whose behalf it will act, to certain conditions, including that the AP will make available in advance of each purchase of Shares an amount of cash sufficient to pay the Cash Component, together with the transaction fees described below. An AP acting on behalf of an investor may require the investor to enter into an agreement with such AP with respect to certain matters, including payment of the Cash Component. Investors who are not APs make appropriate arrangements with an AP to submit orders to purchase or redeem Creation Units of a Fund. Investors should be aware that their particular broker may not be a DTC Participant or may not have executed a Participant Agreement and that, therefore, orders to purchase Creation Units may have to be placed by the investor’s broker through an AP. In such cases, there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement. A list of current APs may be obtained from the Distributor. In addition, the Distributor may be appointed as the proxy of the AP and may be granted a power of attorney under the Participant Agreement.

Creations

Portfolio Deposit. The consideration for purchase of a Creation Unit of a Fund generally consists of the in-kind deposit of a portfolio of securities constituting a substantial replication of the securities included in the relevant Underlying Index (the “Deposit Securities”) and an amount of cash denominated in U.S. dollars (the “Cash Component”) computed as described below, plus any applicable administrative or other transaction fees, also as discussed below. Together, the Deposit Securities and the Cash Component constitute the “Portfolio Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit Aggregation of any Fund.

The “Cash Component” is an amount equal to the difference between the aggregate NAV of the Shares per Creation Unit and the “Deposit Amount,” which is an amount equal to the total aggregate market value (per Creation Unit) of the Deposit Securities. The Cash Component, which is sometimes called the “Balancing Amount,” serves to compensate for any differences between the NAV per Creation Unit and the Deposit Amount. Payment of any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities are the sole responsibility of the AP purchasing the Creation Unit.

Each Fund, through the NSCC, makes available on each Business Day, immediately prior to the opening of business on the applicable Exchange (currently 9:30 a.m., Eastern time), the list of the names and the required number of shares of each Deposit Security and/or the amount of the applicable Cash Component to be included in the current Portfolio Deposit (based on information at the end of the previous Business Day) for each Fund. Such Portfolio Deposit is applicable, subject to any adjustments as described below, to effect purchases of Creation Units of a Fund until such time as the next-announced Portfolio Deposit is made available.

The identity and number of shares of the Deposit Securities required for a Portfolio Deposit will change as rebalancing adjustments and corporate action events are reflected within the affected Fund from time to time by the Adviser or Sub-Adviser, as applicable, with a view to the investment objective of the Fund. The composition of the Deposit Securities also may change in response to adjustments to the weighting or composition of the securities of the relevant Underlying Index. Such adjustments will reflect changes known to the Adviser or Sub-Adviser by the time of determination of the Deposit Securities in the composition of the relevant Underlying Index or resulting from stock splits and other corporate actions.

The Adviser expects that the Deposit Securities should correspond pro rata, to the extent practicable, to the securities held by the Fund. However, the Trust reserves the right to permit or require an order containing the substitution of an amount of cash—i.e., a “cash in lieu” amount—to be added, at its discretion, to the Cash Component to replace one or more Deposit Securities. For example, a cash substitution may be permitted or required for any Deposit Security that (i) may not be available in sufficient quantity for delivery, (ii) may not be eligible for transfer through the systems of DTC or the Clearing Process (discussed below), (iii) might not be eligible for trading by an AP or the investor on whose behalf the AP is acting, or (iv) in certain other situations at the sole discretion of the Trust. Additionally, the Trust may permit or require the submission of a portfolio of securities or cash that differs from the composition of the published portfolio(s) (a “Custom Order”). A Fund also may permit or require the consideration for Creation Unit Aggregations to consist solely of cash (see “—Cash Creations” below).

Cash Creations. Certain Funds (as set forth in the Prospectus) generally will issue Creation Units partially or principally for cash. If a Fund permits or requires partial or full cash creations, such purchases shall be effected in essentially the same manner as in-kind purchases. In the case of a cash creation, the AP must pay the same Cash Component required to be paid by an in-kind purchaser, plus the Deposit Amount (i.e., the cash equivalent of the Deposit Securities it would otherwise be required to provide through an in-kind purchase, as described in the subsection “—Portfolio Deposit” above).

Trading costs, operational processing costs and brokerage commissions associated with using cash to purchase requisite Deposit Securities will be incurred by a Fund and will affect the value of the Shares; therefore, such Funds may require APs to pay transaction fees to offset brokerage and other costs associated with using cash to purchase the requisite Deposit Securities (see “Creation and Redemption Transaction Fees” below).

Creation Orders

Procedures for Creation of Creation Unit Aggregations. Orders must be transmitted by an AP, in such form and by such transmission method acceptable to the Transfer Agent or Distributor, pursuant to procedures set forth in the Participant Agreement, and such procedures may change from time to time. APs purchasing Creation Units of Funds that invest in domestic equity securities (“Domestic Equity Funds”) may transfer Deposit Securities in one of two ways: (i) through the Clearing Process (see “Placing Creation Orders Using the Clearing Process”), or (ii) with a Fund “outside” the Clearing Process through the facilities of DTC (see “Placing Creation Orders Outside the

Clearing Process”). The Clearing Process is not currently available for purchases or redemptions of Creation Units of Funds that invest in foreign securities (“International Equity Funds”) or Funds that invest in fixed-income securities (“Fixed Income Funds”). Accordingly, APs submitting creation orders for such Funds must effect those transactions outside the Clearing Process, as described further below.

All orders to purchase Creation Units, whether through or outside the Clearing Process, must be received by the Transfer Agent and/or Distributor no later than the order cut-off time designated in the Participant Agreement (“Order Cut-Off Time”) on the relevant Business Day in order for the creation of Creation Units to be effected based on the NAV of Shares of a Fund as determined on such date. With certain exceptions, the Order Cut-Off Time for the Funds, as set forth in the Participant Agreement, usually is the closing time of the regular trading session on the New York Stock Exchange—i.e., ordinarily 4:00 p.m., Eastern time. In the case of Custom Orders, the Order Cut-Off Time is no later than 3:00 p.m., Eastern time. However, some Funds, as set forth in the Participant Agreement, may have different Order Cut-Off Times (e.g., see “Special Consideration for Fixed Income Funds with T+0 and T+1 Orders”). Additionally, on days when the NYSE, the relevant Exchange or the bond markets close earlier than normal, the Trust may require creation orders to be placed earlier in the day. The Business Day on which an order is placed and deemed received is referred to as the “Transmittal Date.”

Orders must be transmitted by an AP by telephone, online portal or other transmission method acceptable to the Transfer Agent and the Distributor. Economic or market disruptions or changes, or telephone or other communication failure, may impede the ability to reach the Transfer Agent, the Distributor or an AP. APs placing creation orders should afford sufficient time to permit proper submission of the order. Orders effected outside the Clearing Process likely will require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected through the Clearing Process. APs placing orders outside the Clearing Process should ascertain all deadlines applicable to DTC and the Federal Reserve Bank wire system. Additional transaction fees may be imposed with respect to transactions effected outside the Clearing Process (see “Creation and Redemption Transaction Fees” below).

A creation order is considered to be in “proper form” if: (i) a properly completed irrevocable purchase order has been submitted by the AP (either on its own or another investor’s behalf) not later than the Fund’s specified Order Cut-Off Time on the Transmittal Date, and (ii) arrangements satisfactory to the applicable Fund are in place for payment of the Cash Component and any other cash amounts which may be due, and (iii) all other procedures regarding placement of a creation order set forth in the Participant Agreement are properly followed. Special procedures are specific to Custom Orders, as set forth in the Participant Agreement.

All questions as to the number of shares of each security in the Deposit Securities to be delivered, and the validity, form, eligibility (including time of receipt) and acceptance for deposit of any securities to be delivered shall be determined by each Fund, and such Fund’s determination shall be final and binding.

Placing Creation Orders Using the Clearing Process. The Clearing Process is the process of creating or redeeming Creation Unit Aggregations through the Continuous Net Settlement System of the NSCC. Portfolio Deposits made through the Clearing Process must be delivered through a Participating Party that has executed a Participant Agreement. The Participant Agreement authorizes the Transfer Agent to transmit, on behalf of the Participating Party, such trade instructions to the NSCC as are necessary to effect the Participating Party’s creation order. Pursuant to such trade instructions, the Participating Party agrees to deliver the Portfolio Deposit to the Transfer Agent, together with such additional information as may be required by the Distributor.

Placing Creation Orders Outside the Clearing Process. Portfolio Deposits made outside the Clearing Process must be delivered through a DTC Participant that has executed a Participant Agreement. A DTC Participant who wishes to place a creation order outside the Clearing Process need not be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that the creation instead will be effected through a transfer of securities and cash directly through DTC.

APs purchasing Creation Units of Shares of International Equity Funds must have international trading capabilities. Once the Custodian has been notified of an order to purchase Creation Units of an International Equity Fund, it will provide such information to the relevant sub-custodian(s) of each such Fund. The Custodian shall then cause the sub-custodian(s) of each such Fund to maintain an account into which the AP shall deliver, on behalf of itself or the party on whose behalf it is acting, the Portfolio Deposit. Deposit Securities must be maintained by the applicable local sub-custodian(s).

Acceptance of Creation Orders. The Transfer Agent will deliver to the AP a confirmation of acceptance of a creation order within 15 minutes of the receipt of a submission received in proper form. A creation order is deemed to be irrevocable upon the delivery of the confirmation of acceptance, subject to the conditions below.

The Trust reserves the absolute right to reject a creation order transmitted to it by the Distributor in respect of a Fund if: (i) the order is not in proper form; (ii) the investor(s), upon obtaining the Shares ordered, would own 80% or more of the currently outstanding Shares of that Fund; (iii) the Deposit Securities delivered are not as designated for that date by the Custodian; (iv) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (v) acceptance of the Portfolio Deposit would, in the opinion of counsel, be unlawful; (vi) acceptance of the Portfolio Deposit would otherwise, in the discretion of the Trust, the Adviser or the Sub-Adviser, have an adverse effect on the Trust or the rights of Beneficial Owners; or (vii) there exist circumstances outside the control of the Trust that make it impossible to process creation orders for all practical purposes. Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Adviser, the Sub-Adviser, the Distributor, DTC, NSCC, the Federal Reserve, the Transfer Agent, a sub-custodian or any other participant in the creation process, and similar extraordinary events. The Transfer Agent shall notify a prospective purchaser of a Creation Unit (and/or the AP acting on its behalf) of the rejection of such creation order. The Trust, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Portfolio Deposits, nor shall any of them incur any liability for the failure to give any such notification.

Issuance of a Creation Unit

Except as provided herein, a Creation Unit will not be issued until the transfer of good title to the applicable Fund of the Deposit Securities and the payment of the Cash Component have been completed.

Notwithstanding the foregoing, a Fund may issue Creation Units to an AP, notwithstanding the fact that the corresponding Portfolio Deposit has not been delivered in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible. To secure such undertaking, the AP must deposit and maintain cash collateral in an amount equal to the sum of (i) the Cash Component, plus (ii) at least 105% of the market value of the undelivered Deposit Securities. In such circumstances, the creation order shall be deemed to be received on the Transmittal Date, provided that (i) such order is placed in proper form prior to the Order Cut-Off Time, and (ii) requisite federal funds in an appropriate amount are delivered by certain deadlines on the contractual settlement date, as set forth in such Participant Agreement (typically, 11:00 a.m., Eastern time on such date for equity Funds and 2:00 p.m., Eastern time on such date for fixed income Funds). If such order is not placed in proper form prior to the Order Cut-Off Time, and/or all other deadlines and conditions set forth in the Participant Agreement relating to such additional deposits are not met, then the order may be deemed to be canceled, and the AP shall be liable to the Fund for losses, if any, resulting therefrom. The Trust may use such collateral at any time to buy Deposit Securities for the Funds, and the AP agrees to accept liability for any shortfall between the cost to the Trust of purchasing such Deposit Securities and the value of the collateral, which may be sold by the Trust at such time, and in such manner, as the Trust may determine in its sole discretion.

Using the Clearing Process. An AP that is a Participating Party is required to transfer to the Transfer Agent: (i) the requisite Deposit Securities expected to be delivered through NSCC, and (ii) the Cash Component, if any, to the Transfer Agent by means of the Trust’s Clearing Process. In each case, the delivery must occur by the “regular way” settlement date – i.e., generally, the second Business Day following the Transmittal Date (“T+2”). At that time, the Transfer Agent shall initiate procedures to transfer the requisite Shares and the Cash Component, if any, through the Clearing Process so as to be received no later than on the “regular way” settlement date (i.e., T+2).

Outside the Clearing Process—Domestic Equity Funds. An AP that is a DTC Participant that orders a creation outside the Clearing Process is required to transfer to the Transfer Agent: (i) the requisite Deposit Securities through DTC, and (ii) the Cash Component, if any, through the Federal Reserve Bank wire system. Such Deposit Securities must be received by the Transfer Agent by 11:00 a.m., Eastern time on the “regular way” settlement date (i.e., T+2), while the Cash Component must be received by 2:00 p.m., Eastern time on that same date. Otherwise, the creation order shall be canceled. For creation units issued principally for cash (see “—Cash Creations” above), the DTC Participant shall be required to transfer the Cash Component through the Federal Reserve Bank wire system to be received by 2:00 p.m., Eastern time on the Contractual Settlement Date (as defined below). At that time, the Transfer Agent shall initiate procedures to transfer the requisite Shares through DTC and the Cash Component, if any, through the Federal Reserve Bank wire system so as to be received by the purchaser no later than T+2 (except as otherwise set forth in the Participant Agreement).

Outside the Clearing Process—International Equity Funds. Deposit Securities must be delivered to an account maintained at the applicable local sub-custodian on or before 11 a.m., Eastern time, on the Contractual Settlement Date. The “Contractual Settlement Date” is the earlier of (i) the date upon which all of the required Deposit Securities, the Cash Component and any other cash amounts which may be due are delivered to the Trust and (ii) the latest day for settlement on the customary settlement cycle in the jurisdiction where any of the securities of the relevant Fund are customarily traded. The AP also must make available by the Contractual Settlement Date funds estimated by the Trust to be sufficient to pay the Cash Component, if any. For Creation Units issued principally for cash, the DTC Participant shall be required to transfer the Cash Component through the Federal Reserve Bank wire system to be received by 2:00 p.m., Eastern time on the Contractual Settlement Date. When the sub-custodian confirms to the Custodian that the required securities included in the Portfolio Deposit (or, when permitted in the sole discretion of the Trust, the cash value thereof) have been delivered to the account of the relevant sub-custodian, the Custodian shall notify the Distributor and Transfer Agent, and the Trust will issue and cause the delivery of the Creation Unit of Shares via DTC so as to be received by the purchaser no later than T+2.

Outside the Clearing Process—Fixed Income Funds. An AP that is a DTC Participant that orders a creation outside the Clearing Process is required to transfer to the Transfer Agent: (i) the requisite Deposit Securities through Euroclear, DTC and/or Fed Book-Entry, and (ii) the Cash Component, if any, through the Federal Reserve Bank wire system. Such Deposit Securities and Cash Component must each be received by the Transfer Agent by 11:00 a.m., Eastern time on the Contractual Settlement Date. Otherwise, the creation order shall be canceled. At that time, the Transfer Agent shall initiate procedures to transfer the Creation Unit of Shares through DTC and the Cash Component, if any, through the Federal Reserve Bank wire system so as to be received by the purchaser later than T+2.

Creation and Redemption Transaction Fees

Creation and redemption transactions for each Fund are subject to an administrative fee, payable to BNYM, in the amount listed in the table below, irrespective of the size of the order. As shown in the table below, the administrative fee has a base amount for each Fund; however, BNYM may increase the administrative fee to a maximum of four times the base amount for administration and settlement of non-standard orders requiring additional administrative processing by BNYM. These fees may be changed by the Trust.

Fund	FixedBase Administrative Fee (Payable to BNYM)	Maximum Administrative Fee (Payable to BNYM)
PowerSharesInvesco Aerospace & Defense ETF	$500	$2,000
PowerSharesInvesco BuyBack Achievers™ ETF	$500	$2,000
PowerSharesInvesco Cleantech™ ETF	$500	$2,000
PowerSharesInvesco Dividend Achievers™ ETF	$500	$2,000
Invesco Dow Jones Industrial Average Dividend ETF	$500	$2,000
PowerSharesInvesco DWA Basic Materials Momentum ETF	$500	$2,000
PowerSharesInvesco DWA Consumer Cyclicals Momentum ETF	$500	$2,000
PowerSharesInvesco DWA Consumer Staples Momentum ETF	$500	$2,000
PowerSharesInvesco DWA Energy Momentum ETF	$500	$2,000
PowerSharesInvesco DWA Financial Momentum ETF	$500	$2,000

Fund	FixedBase Administrative Fee (Payable to BNYM)	Maximum Administrative Fee (Payable to BNYM)
PowerSharesInvesco DWA Healthcare Momentum ETF	$500	$2,000
PowerSharesInvesco DWA Industrials Momentum ETF	$500	$2,000
PowerSharesInvesco DWA Momentum ETF	$500	$2,000
PowerSharesInvesco DWA NASDAQ Momentum ETF	$500	$2,000
PowerSharesInvesco DWA Technology Momentum ETF	$500	$2,000
PowerSharesInvesco DWA Utilities Momentum ETF	$500	$2,000
PowerSharesInvesco Dynamic Biotechnology & Genome ETF	$500	$2,000
PowerSharesInvesco Dynamic Building & Construction ETF	$500	$2,000
PowerSharesInvesco Dynamic Energy Exploration & Production ETF	$500	$2,000
PowerSharesInvesco Dynamic Food & Beverage ETF	$500	$2,000
PowerSharesInvesco Dynamic Large Cap Growth ETF	$500	$2,000
PowerSharesInvesco Dynamic Large Cap Value ETF	$500	$2,000
PowerSharesInvesco Dynamic Leisure and Entertainment ETF	$500	$2,000
PowerSharesInvesco Dynamic Market ETF	$500	$2,000
PowerSharesInvesco Dynamic Media ETF	$500	$2,000
PowerSharesInvesco Dynamic Networking ETF	$500	$2,000
PowerSharesInvesco Dynamic Oil & Gas Services ETF	$500	$2,000
PowerSharesInvesco Dynamic Pharmaceuticals ETF	$500	$2,000
PowerSharesInvesco Dynamic Retail ETF	$500	$2,000
PowerSharesInvesco Dynamic Semiconductors ETF	$500	$2,000
PowerSharesInvesco Dynamic Software ETF	$500	$2,000
PowerSharesInvesco Financial Preferred ETF	$500	$2,000
PowerSharesInvesco FTSE RAFI US 1000 ETF	$500	$2,000
PowerSharesInvesco FTSE RAFI US 1500 Small-Mid ETF	$500	$2,000
PowerSharesInvesco Global Listed Private Equity ETF	$1,000	$4,000
PowerSharesInvesco Golden Dragon China ETF	$500	$2,000
PowerSharesInvesco High Yield Equity Dividend Achievers™ ETF	$500	$2,000
Invesco Insider Sentiment ETF	$500	$2,000
PowerSharesInvesco International Dividend Achievers™ ETF	$500	$2,000
PowerSharesInvesco NASDAQ Internet ETF	$500	$2,000
PowerSharesInvesco Russell 2000 Equal Weight ETF	$1,000	$4,000
PowerSharesInvesco Russell 2000 Pure Growth ETF	$500	$2,000
PowerSharesInvesco Russell 2000 Pure Value ETF	$500	$2,000
PowerSharesInvesco Russell Midcap Equal Weight ETF	$500	$2,000
PowerSharesInvesco Russell Midcap Pure Growth ETF	$500	$2,000
PowerSharesInvesco Russell Midcap Pure Value ETF	$500	$2,000
PowerSharesInvesco Russell Top 200 Equal Weight ETF	$500	$2,000
PowerSharesInvesco Russell Top 200 Pure Growth ETF	$500	$2,000
PowerSharesInvesco Russell Top 200 Pure Value ETF	$500	$2,000
Invesco S&P 100® Equal Weight ETF	$500	$2,000
PowerSharesInvesco S&P 500 BuyWrite ETF	$2,000	$8,000
Invesco S&P 500® Equal Weight ETF	$2,000	$8,000
Invesco S&P 500® Equal Weight Consumer Discretionary ETF	$750	$3,000
Invesco S&P 500® Equal Weight Consumer Staples ETF	$500	$2,000
Invesco S&P 500® Equal Weight Energy ETF	$500	$2,000
Invesco S&P 500® Equal Weight Financials ETF	$750	$3,000
Invesco S&P 500® Equal Weight Health Care ETF	$500	$2,000
Invesco S&P 500® Equal Weight Industrials ETF	$500	$2,000
Invesco S&P 500® Equal Weight Materials ETF	$500	$2,000
Invesco S&P 500® Equal Weight Real Estate ETF	$500	$2,000
Invesco S&P 500® Equal Weight Technology ETF	$750	$3,000
Invesco S&P 500® Equal Weight Utilities ETF	$500	$2,000
Invesco S&P 500® Pure Growth ETF	$1,000	$4,000
Invesco S&P 500® Pure Value ETF	$1,000	$4,000
PowerSharesInvesco S&P 500® Quality ETF	$500	$2,000

Fund	FixedBase Administrative Fee (Payable to BNYM)	Maximum Administrative Fee (Payable to BNYM)
Invesco S&P 500® Top 50 ETF	$500	$2,000
Invesco S&P MidCap 400® Equal Weight ETF	$2,000	$8,000
Invesco S&P MidCap 400® Pure Growth ETF	$750	$3,000
Invesco S&P MidCap 400® Pure Value ETF	$750	$3,000
Invesco S&P SmallCap 600® Equal Weight ETF	$3,000	$12,000
Invesco S&P SmallCap 600® Pure Growth ETF	$1,000	$4,000
Invesco S&P SmallCap 600® Pure Value ETF	$1,000	$4,000
Invesco S&P Spin-Off ETF	$500	$1,000
PowerSharesInvesco Water Resources ETF	$500	$2,000
PowerSharesInvesco WilderHill Clean Energy ETF	$500	$2,000
PowerSharesInvesco WilderHill Progressive Energy ETF	$500	$2,000
Invesco Wilshire Micro-Cap ETF	$5,000	$20,000
PowerSharesInvesco Zacks Micro Cap ETF	$2,000	$8,000
Invesco Zacks Mid-Cap ETF	$500	$2,000
Invesco Zacks Multi-Asset Income ETF	$1,000	$4,000

Additionally, the Adviser may charge an additional, variable fee (sometimes referred to as a “cash-in-lieu” fee) to the extent a Fund permits APs to create or redeem Creation Units for cash, or otherwise substitute cash for any Deposit Security. Such cash-in-lieu fees are payable to a Fund and are charged to defray the transaction cost to a Fund of buying (or selling) Deposit Securities, to cover spreads and slippage costs and to protect existing shareholders. The cash-in-lieu fees will be negotiated between the Adviser and the AP and may be different for any given transaction, Business Day or AP; however in no instance will such cash-in-lieu fees exceed 2% of the value of a Creation Unit. From time to time, the Adviser, in its sole discretion, may adjust a Fund’s cash-in-lieu fees or reimburse APs for all or a portion of the creation or redemption transaction fees.

Redemptions

Shares may be redeemed only by APs at their NAV per Share next determined after receipt by the Distributor of a redemption request in proper form. A Fund will not redeem Shares in amounts less than a Creation Unit. Beneficial Owners of Shares may sell their Shares in the secondary market, but they must accumulate enough Shares to constitute a Creation Unit to redeem those Shares with a Fund. There can be no assurance that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Shares to constitute a redeemable Creation Unit.

Fund Securities. The redemption proceeds for a Creation Unit generally consist of a portfolio of securities (the “Fund Securities”), plus or minus an amount of cash denominated in U.S. dollars (the “Cash Redemption Amount”), representing an amount equal to the difference between the NAV of the Shares being redeemed, as next determined after receipt of a request in proper form, and the total aggregate market value of the Fund Securities, less any applicable administrative or other transaction fees, as discussed above. The Cash Redemption Amount is calculated in the same manner as the Balancing Amount. To the extent that the Fund Securities have a value greater than the NAV of the Shares being redeemed, a Cash Redemption Amount payment equal to the differential is required to be paid by the redeeming shareholder.

Each Fund, through the NSCC, makes available on each Business Day, immediately prior to the opening of business on the applicable Exchange, the Fund Securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day, as well as the Cash Redemption Amount. Such Fund Securities and the corresponding Cash Redemption Amount are applicable to effect redemptions of Creation Units of a Fund until such time as the next-announced composition of the Fund Securities and Cash Redemption Amount is made available.

The Adviser expects that the Fund Securities should correspond pro rata, to the extent practicable, to the securities held by the Fund. However, Fund Securities received on redemption may not be identical to Deposit

Securities that are applicable to creations of Creation Units. The Trust also may provide such redeemer a Custom Order, which, as described above, is a portfolio of securities that differs from the exact composition of the published list of Fund Securities, but in no event will the total value of the securities delivered and the cash transmitted differ from the NAV. In addition, the Trust reserves the right to permit or require an amount of cash to be added, at its discretion, to the Cash Redemption Amount to replace one or more Fund Securities (see “—Cash Redemptions” below).

Cash Redemptions. Certain Funds (as set forth in the Prospectus) generally will pay out the proceeds of redemptions of Creation Units partially or principally for cash (or through any combination of cash and Fund Securities). In addition, an investor may request a redemption in cash that a Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment in an amount equal to the NAV of its Shares next determined after a redemption request is received (less any redemption transaction fees imposed, as specified above).

Redemptions of Shares will be subject to compliance with applicable federal and state securities laws and each Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Unit Aggregations for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An AP that is not a “qualified institutional buyer,” as such term is defined under Rule 144A of the Securities Act, will not be able to receive Fund Securities that are restricted securities eligible for resale under Rule 144. The AP may request the redeeming beneficial owner of the Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment.

Redemption Requests

Procedures for Redemption of Creation Unit Aggregations. Orders must be transmitted by an AP, in such form and by such transmission method acceptable to the Transfer Agent or Distributor, pursuant to procedures set forth in the Participant Agreement, and such procedures may change from time to time. APs seeking to redeem Shares of Domestic Equity Funds may transfer Creation Units through the Clearing Process (see “Placing Redemption Requests Using the Clearing Process”) or outside the Clearing Process through the facilities of DTC (see “Placing Redemption Requests Outside the Clearing Process”). As noted above, the Clearing Process is not currently available for redemptions of Creation Units of International Equity Funds or Fixed Income Funds; accordingly, APs seeking to redeem Shares of such Funds must effect such transactions outside the Clearing Process.

All requests to redeem Creation Units, whether through the Clearing Process, or outside the Clearing Process through DTC or otherwise, must be received by the Distributor no later than the Order Cut-Off Time on the relevant Business Day. As with creation orders, requests for redemption of Custom Orders must be received by 3:00 p.m., Eastern time, and some Funds, as set forth in the Participant Agreement, may have different Order Cut-Off Times for redemptions.

A redemption request will be considered to be in “proper form” if (i) a duly completed request form is received by the Distributor from the AP on behalf of itself or another redeeming investor at the specified Order Cut-Off Time, and (ii) arrangements satisfactory to the Fund are in place for the AP to transfer or cause to be transferred to the Fund the Creation Unit of such Fund being redeemed on or before contractual settlement of the redemption request. Special procedures are specific to Custom Orders, as set forth in the Participant Agreement.

As discussed herein, a redeeming investor will pay a transaction fee to offset the Fund’s trading costs, operational processing costs, brokerage commissions and other similar costs incurred in transferring the Fund Securities from its account to the account of the redeeming investor. An entity redeeming Shares in Creation Units outside the Clearing Process may be required to pay a higher transaction fee than would have been charged had the redemption been effected through the Clearing Process. A redeeming investor receiving cash in lieu of one or more Fund Securities may also be assessed a higher transaction fee on the cash in lieu portion. This higher transaction fee will be assessed in the same manner as the transaction fee incurred in purchasing Creation Units.

Placing Redemption Requests Using the Clearing Process. Requests to redeem Creation Units through the Clearing Process must be delivered through a Participating Party that has executed a Participant Agreement, in such form and by such transmission method acceptable to the Transfer Agent or Distributor, pursuant to procedures set forth in the Participant Agreement.

Placing Redemption Requests Outside the Clearing Process. Orders to redeem Creation Units outside the Clearing Process must be delivered through a DTC Participant that has executed a Participant Agreement. A DTC Participant who wishes to place a redemption order outside the Clearing Process need not be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that redemption instead will be effected through a transfer of Fund Shares directly through DTC.

In the case of Shares of International Equity Funds, upon redemption of Creation Units and taking delivery of the Fund Securities into the account of the redeeming shareholder or an AP acting on behalf of such investor, such person must maintain appropriate custody arrangements with a broker-dealer, bank or other custody provider in each jurisdiction in which any of such Fund Securities are customarily traded.

Acceptance of Redemption Requests. The Transfer Agent will deliver to the AP a confirmation of acceptance of a request to redeem Shares in Creation Units within 15 minutes of the receipt of a submission received in proper form. A redemption order is deemed to be irrevocable upon the delivery of the confirmation of acceptance.

The right of redemption may be suspended or the date of payment postponed (i) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the NYSE is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the Shares of a Fund or determination of a Fund’s NAV is not reasonably practicable; or (iv) in such other circumstances as is permitted by the SEC.

Issuance of Fund Securities

To the extent contemplated by a Participant Agreement, in the event an AP has submitted a redemption request in proper form but is unable to transfer all or part of the Creation Unit to be redeemed to the Distributor, on behalf of the Fund, by the closing time of the regular trading session on the Exchange on the date such redemption request is submitted, the Distributor will nonetheless accept the redemption request in reliance on the undertaking by the AP to deliver the missing Shares as soon as possible, which undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash having a value at least equal to 105% of the value of the missing Shares. The Trust may use such collateral at any time to purchase the missing Shares, and will subject the AP to liability for any shortfall between the cost of the Fund acquiring such Shares and the value of the collateral, which may be sold by the Trust at such time, and in such manner, as the Trust may determine in its sole discretion.

Using the Clearing Process. An AP that is a Participating Party is required to transfer to the Transfer Agent: (i) the requisite Shares, and (ii) the Cash Redemption Amount, if any, to the Transfer Agent by means of the Trust’s Clearing Process. In each case, the delivery must occur by the “regular way” settlement date (i.e., T+2). At that time, the Transfer Agent shall initiate procedures to transfer the requisite Fund Securities and the Cash Redemption Amount, if any, through the Clearing Process so as to be received no later than on the “regular way” settlement date (i.e., T+2).

Outside the Clearing Process—Domestic Equity Funds. An AP that is a DTC Participant making a redemption request outside the Clearing Process is required to transfer to the Transfer Agent: (i) the requisite Shares through DTC, and (ii) the Cash Redemption Amount, if any, through the Federal Reserve Bank wire system. Such Shares and Cash Redemption Amount must be received by the Transfer Agent by 11:00 a.m., Eastern time on the Contractual Settlement Date. At that time, the Transfer Agent shall initiate procedures to transfer the requisite Fund Securities through DTC and the Cash Redemption Amount, if any, through the Federal Reserve Bank wire system so as to be received no later than T+2 (except as otherwise set forth in the Participant Agreement).

Outside the Clearing Process—International Equity Funds. A redeeming AP must maintain appropriate securities broker-dealer, bank or other custody arrangements to which account such in-kind redemption proceeds will be delivered. If neither the redeeming beneficial owner nor the AP acting on its behalf has appropriate arrangements to take delivery of the Fund Securities in the applicable jurisdiction and it is not possible to make other such arrangements, or if it is not possible to effect deliveries of the Fund Securities in such jurisdiction, the beneficial owner will be required to receive its redemption proceeds in cash.

Arrangements satisfactory to the Trust must be in place for the AP to transfer Creation Units through DTC on or before the settlement date. At that time, the Transfer Agent shall initiate procedures to transfer the requisite Fund Securities through DTC and the global sub-custodian network and the Cash Redemption Amount, if any, through the Federal Reserve Bank wire system so as to be received no later than T+2. However, the schedule of holidays in certain countries may cause the delivery of in-kind redemption proceeds to take longer than T+2. In such cases, the local market settlement procedures will not commence until the end of the local holiday periods. (For more information, see “Regular Holidays” in Appendix B to this SAI.)

Outside the Clearing Process—Fixed Income Funds. An AP that is a DTC Participant (or Euroclear participant) making a redemption request outside the Clearing Process is required to transfer to the Transfer Agent: (i) the requisite Shares through DTC or Euroclear, and (ii) the Cash Redemption Amount, if any, through the Federal Reserve Bank wire system. Such Shares and Cash Redemption Amount must be received by the Transfer Agent by 2:00 p.m., Eastern time on the Contractual Settlement Date. At that time, the Transfer Agent shall initiate procedures to transfer the requisite Fund Securities through DTC and the Cash Redemption Amount, if any, through the Federal Reserve Bank wire system so as to be received no later than T+2 (except as otherwise set forth in the Participant Agreement).

Special Consideration for Fixed Income Funds with T+0 and T+1 Orders

As noted above, and as set forth in the Participant Agreement, certain Funds (as described in the Prospectus) may have different Order Cut-Off Times than the customary 4:00 p.m., Eastern time and may calculate their NAV twice daily (normally at 12:00 p.m., Eastern time and 4:00 p.m., Eastern time). Except on certain days, as described in the Participant Agreement, orders for creations and redemptions accepted prior to 12:00 p.m., Eastern time will generally settle on the same day and will be effected based on the NAV calculated at 12:00 p.m. (“T+0 Orders”) on such day. Orders for creations and redemptions accepted after 12:00 p.m., but prior to the closing of the relevant Exchange (typically, 4:00 p.m., Eastern time) will generally settle on the following day and will be effected based on the NAV next calculated after acceptance of the order (“T+1 Orders”). Custom Orders typically must be placed at least one hour prior (i.e., by 11:00 a.m., Eastern time for T+0 Orders and by 3:00 p.m., Eastern time for T+1 Orders).

Creations. APs placing T+0 Orders have the option to receive settlement of the Shares by either 3:00 p.m., Eastern time on the Transmittal Date (“3:00 p.m. T+0 Settlement”) or no later than 6:00 p.m., Eastern time (“End of Day T+0 Settlement”), pursuant to requirements set forth in the Participant Agreement. APs placing T+1 Orders must transfer to the Transfer Agent (i) the requisite Deposit Securities through Euroclear, DTC and/or Fed Book-Entry no later than 3:00 p.m., Eastern time on the Contractual Settlement Date, and (ii) the Cash Component, if any, through the Federal Reserve Bank wire system so as to be received by 3:00 p.m., Eastern time on that same date. At that time, the Transfer Agent shall transfer the requisite Shares through DTC and the Cash Component, if any, through the Federal Reserve Bank wire system so as to be received by the AP (i) for 3:00 p.m. T+0 Settlement, (ii) for End of Day T+0 Settlement, or (iii) no later than 3:00 p.m. Eastern time following the Business Day on which the order is received by the Transfer Agent for a T+1 Order.

Redemptions. The DTC Participant must transfer to the Transfer Agent (i) the requisite Shares through DTC on the Contractual Settlement Date (T+0 or T+1, as applicable), and (ii) the Cash Redemption Amount, if any, through the Federal Reserve Bank wire system by no later than 1:00 p.m., Eastern time on Contractual Settlement Date (T+0 or T+1, as applicable). At that time, the Transfer Agent shall transfer the requisite Fund Securities through DTC and the Cash Redemption Amount, if any, through the Federal Reserve Bank wire system to be received by the beneficial owner no later than (i) 3:00 p.m., Eastern Time on the Transmittal Date for T+0 Orders, or (ii) 3:00 p.m., Eastern time on the Business Day following the Transmittal Date for T+1 Orders.

Regular Holidays

A Fund may effect deliveries of Creation Units and Fund Securities on a basis other than T+2 in order to accommodate local holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates or under certain other circumstances. The ability of the Trust to effect in-kind creations and redemptions on a T+2 basis is subject, among other things, to the condition that, in the time between the order date and the delivery date, there are no days that are holidays in an applicable foreign market. For every occurrence of one or more such intervening holidays that are not holidays observed in the U.S., the redemption settlement cycle will be extended by the number of such intervening holidays. In addition to holidays, other unforeseeable closings in a foreign market due to emergencies also may prevent a Fund from delivering securities within the normal settlement period.

The securities delivery cycles currently practicable for transferring Fund Securities to redeeming investors, coupled with foreign market holiday schedules, will require a delivery process longer than seven calendar days for some Funds in certain circumstances. Such foreign holidays are listed in Appendix B to this SAI, as are instances where more than seven days will be needed to deliver redemption proceeds. Although certain holidays may occur on different dates in subsequent years, the number of days required to deliver redemption proceeds in any given year is not expected to exceed the maximum number of days listed in Appendix B for a Fund. The proclamation of new holidays, the treatment by market participants of certain days as “informal holidays” (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays or changes in local securities delivery practices could affect the information set forth in Appendix B at some time in the future. Please see Appendix B for the dates in calendar year 2018 (the only dates which are available as of the date of this SAI) of the regular holidays affecting the securities markets of various countries, as well as the dates of the regular holidays in calendar year 2018 that may cause settlement periods to be greater than seven days, including the potential worst-case settlement dates.

TAXES

The following is a summary of certain additional tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of a Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

This section is based on the Internal Revenue Code (“Code”) and applicable regulations in effect on the date of this SAI. Future legislative, regulatory or administrative changes including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the tax rules applicable to a Fund and its shareholders. Any of these changes or court decisions may have a retroactive effect.

The following is for general information only and is not tax advice. All investors should consult their own tax advisors as to the federal, state, local and foreign tax provisions applicable to them.

Taxation of the Funds

Each Fund has elected and intends to qualify each year as a “regulated investment company” (sometimes referred to as a “RIC”) under Subchapter M of the Code. If a Fund qualifies, the Fund will not be subject to federal income tax on the portion of its investment company taxable income (i.e., generally, taxable interest, dividends, net short-term capital gains and other taxable ordinary income net of expenses without regard to the deduction for dividends paid) and net capital gain (i.e., the excess of net long-term capital gains over net short-term capital losses) that it distributes.

Qualification as a RIC. In order to qualify for treatment as a RIC, a Fund must satisfy the following requirements:

•

Distribution Requirement – the Fund must distribute an amount equal to the sum of at least 90% of its investment company taxable income and 90% of its net tax-exempt income, if any, for the tax year (certain distributions made by the Fund after the close of its tax year are considered distributions attributable to the previous tax year for purposes of satisfying this requirement).

•

Income Requirement – the Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived from its business of investing in such stock, securities or currencies and net income derived from qualified publicly traded partnerships (“QPTPs”).

•

Asset Diversification Test – the Fund must satisfy the following asset diversification test at the close of each quarter of the Fund’s tax year: (1) at least 50% of the value of the Fund’s assets must consist of cash and cash items, U.S. Government Securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund’s total assets in securities of an issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund’s total assets may be invested in the securities of any one issuer (other than U.S. Government Securities or securities of other regulated investment companies) or of two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses, or, collectively, in the securities of QPTPs.

In some circumstances, the character and timing of income realized by a Fund for purposes of the Income Requirement or the identification of the issuer for purposes of the Asset Diversification Test is uncertain under current law with respect to a particular investment, and an adverse determination or future guidance by the Internal Revenue Service (“IRS”) with respect to such type of investment may adversely affect a Fund’s ability to satisfy these requirements. See “Tax Treatment of Portfolio Transactions” below with respect to the application of these requirements to certain types of investments. In other circumstances, a Fund may be required to sell portfolio holdings in order to meet the Income Requirement, Distribution Requirement, or Asset Diversification Test, which may have a negative impact on the Fund’s income and performance. In lieu of potential disqualification, a Fund is permitted to pay a tax for certain failures to satisfy the Asset Diversification Test or Income Requirement, which, in general, are limited to those due to reasonable cause and not willful neglect.

Each Fund may use “equalization accounting” (in lieu of making some cash distributions) in determining the portion of its income and gains that has been distributed. If a Fund uses equalization accounting, it will allocate a portion of its undistributed investment company taxable income and net capital gain to redemptions of Shares and will correspondingly reduce the amount of such income and gains that it distributes in cash. However, each Fund intends to make cash distributions for each taxable year in an aggregate amount that is sufficient to satisfy the Distribution Requirement without taking into account its use of equalization accounting. If the IRS determines that a Fund’s allocation is improper and/or that such Fund has under-distributed its income and gain for any taxable year, the Fund may be liable for federal income and/or excise tax.

If for any taxable year a Fund does not qualify as a RIC, all of its taxable income (including its net capital gain) would be subject to tax at the applicable corporate income tax rate without any deduction for dividends paid to shareholders, and the dividends would be taxable to the shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the Fund’s current and accumulated earnings and profits. Failure to qualify as a RIC thus would have a negative impact on a Fund’s income and performance. Subject to savings provisions for certain inadvertent failures to satisfy the Income Requirement or Asset Diversification Test which, in general, are limited to those due to reasonable cause and not willful neglect, it is possible that a Fund will not qualify as a RIC in any given tax year. Even if such savings provisions apply, a Fund may be subject to a monetary sanction of $50,000 or more. Moreover, the Board reserves the right not to maintain the qualification of a Fund as a RIC if it determines such a course of action to be beneficial to shareholders.

Portfolio turnover. For investors that hold Shares of a Fund in a taxable account, a high portfolio turnover rate may result in higher taxes. This is because a fund with a high turnover rate may accelerate the recognition of capital gains and more of such gains are likely to be taxable as short-term rather than long-term capital gains in contrast to a comparable fund with a low turnover rate. Any such higher taxes would reduce a Fund’s after-tax performance. See “Taxation of Fund Distributions — Capital gain dividends” below.

For non-U.S. investors, any such acceleration of the recognition of capital gains that results in more short-term and less long-term capital gains being recognized by a Fund may cause such investors to be subject to increased U.S. withholding taxes. See “Foreign Shareholders — U.S. withholding tax at the source” below. For most ETFs, in-kind redemptions are the primary redemption mechanism and, therefore, a Fund may be less likely to sell securities in order to generate cash for redeeming shareholders, which a mutual fund might do. This provides a greater opportunity for ETFs to defer the recognition of gain on appreciated securities which it may hold thereby reducing the distribution of capital gains to its shareholders.

Capital loss carryovers. The capital losses of a Fund, if any, do not flow through to shareholders. Rather, a Fund may use its capital losses, subject to applicable limitations, to offset its capital gains without being required to pay taxes on or distribute to shareholders such gains that are offset by the losses. If a Fund has a “net capital loss” (that is, capital losses in excess of capital gains), the excess (if any) of the Fund’s net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Fund’s next taxable year, and the excess (if any) of the Fund’s net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund’s next taxable year. Any such net capital losses of the Fund that are not used to offset capital gains may be carried forward indefinitely to reduce any future capital gains realized by the Fund in succeeding taxable years. However, for any net capital losses realized in taxable years of the Fund beginning on or before December 22, 2010, the Fund is permitted to carry forward such capital losses for eight years as a short-term capital loss. Capital losses arising in a taxable year beginning after December 22, 2010 must be used before capital losses realized in a taxable year beginning on or before December 22, 2010. The amount of capital losses that can be carried forward and used in any single year is subject to an annual limitation if there is a more than 50% “change in ownership” of the Fund. An ownership change generally results when shareholders owning 5% or more of the Fund increase their aggregate holdings by more than 50% over a three-year look-back period. An ownership change could result in capital loss carryovers being used at a slower rate (or, in the case of those realized in taxable years of the Fund beginning on or before December 22, 2010, to expire), thereby reducing the Fund’s ability to offset capital gains with those losses. An increase in the amount of taxable gains distributed to a Fund’s shareholders could result from an ownership change. Each Fund undertakes no obligation to avoid or prevent an ownership change, which can occur in the normal course of shareholder purchases and redemptions or as a result of engaging in a tax-free reorganization with another fund. Moreover, because of circumstances beyond the Funds’ control, there can be no assurance that a Fund will not experience, or has not already experienced, an ownership change.

Deferral of late year losses. Each Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year, which may change the timing, amount, or characterization of Fund distributions (see “Taxation of Fund Distributions — Capital gain dividends” below). A “qualified late year loss” includes:

(i)

any net capital loss incurred after October 31 of the current taxable year, or, if there is no such loss, any net long-term capital loss or any net short-term capital loss incurred after October 31 of the current taxable year (post-October capital losses), and

(ii)

the sum of (1) the excess, if any, of (a) specified losses incurred after October 31 of the current taxable year, over (b) specified gains incurred after October 31 of the current taxable year and (2) the excess, if any, of (a) ordinary losses incurred after December 31 of the current taxable year, over (b) the ordinary income incurred after December 31 of the current taxable year.

The terms “specified losses” and “specified gains” mean ordinary losses and gains from the sale, exchange, or other disposition of property (including the termination of a position with respect to such property), foreign currency losses and gains, and losses and gains resulting from holding stock in a passive foreign investment company (“PFIC”) for which a mark-to-market election is in effect. The terms “ordinary losses” and “ordinary income” mean other ordinary losses and income that are not described in the preceding sentence.

Undistributed capital gains. A Fund may retain or distribute to shareholders its net capital gain for each taxable year. Each Fund currently intends to distribute net capital gains. If a Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the applicable corporate income tax rate. If a Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain and will increase the tax basis for its Shares by an amount equal to the deemed distribution less the tax credit.

Fund of Funds. If a Fund is a fund of funds (meaning that it invests in one or more underlying funds that are taxable as regulated investment companies), distributions by the underlying funds, redemptions of shares in the underlying funds and changes in asset allocations may result in taxable distributions to shareholders of ordinary income or capital gains. A fund of funds generally will not be able currently to offset gains realized by one underlying fund in which the fund of funds invests against losses realized by another underlying fund. If shares of an underlying fund are purchased within 30 days before or after redeeming at a loss other shares of that underlying fund (whether pursuant to a rebalancing of the Fund’s portfolio or otherwise), all or a part of the loss will not be deductible by the Fund and instead will increase its basis for the newly purchased shares. Also, except with respect to a qualified fund of funds, a fund of funds (a) is not eligible to pass-through foreign tax credits from an underlying fund that pays foreign income taxes and (b) is not eligible to pass-through exempt-interest dividends from an underlying fund. A qualified fund of funds, i.e., a fund at least 50 percent of the value of the total assets of which (at the close of each quarter of the taxable year) is represented by interests in other RICs, is eligible to pass-through to shareholders (a) foreign tax credits and (b) exempt-interest dividends. Also a fund of funds, whether or not it is a qualified fund of funds, is eligible to pass-through qualified dividends earned by an underlying fund (see “Taxation of Fund Distributions — Qualified dividend income for individuals” and — “Corporate dividends-received deduction” below). However, dividends paid by a fund of funds from interest earned by an underlying fund on U.S. Government obligations are unlikely to be exempt from state and local income tax.

Federal excise tax. To avoid a 4% non-deductible excise tax, a Fund must distribute by December 31 of each year an amount equal to at least: (1) 98% of its ordinary income for the calendar year, (2) 98.2% of capital gain net income (the excess of the gains from sales or exchanges of capital assets over the losses from such sales or exchanges) for the one-year period ended on October 31 of such calendar year, and (3) any prior year undistributed ordinary income and capital gain net income. A Fund may elect to defer to the following year any net ordinary loss incurred for the portion of the calendar year which is after the beginning of the Fund’s taxable year. Also, a Fund will defer any “specified gain” or “specified loss” which would be properly taken into account for the portion of the calendar after October 31. Any net ordinary loss, specified gain, or specified loss deferred shall be treated as arising on January 1 of the following calendar year. Generally, a Fund may make sufficient distributions to avoid liability for federal income and excise tax, but can give no assurances that all or a portion of such liability will be avoided. In addition, under certain circumstances temporary timing or permanent differences in the realization of income and expense for book and tax purposes can result in a Fund having to pay an excise tax.

Purchase of Shares. As a result of tax requirements, the Trust, on behalf of a Fund, has the right to reject an order to purchase Shares if the purchaser (or group of purchasers acting in concert with each other) would, upon obtaining the Shares so ordered, own 80% or more of the outstanding Shares of the Fund and if, pursuant to Sections 351 and 362 of the Code, the Fund would have a basis in the Deposit Securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial Share ownership for purposes of the 80% determination.

Foreign income tax. Investment income received by a Fund from sources within foreign countries may be subject to foreign income tax withheld at the source, and the amount of tax withheld generally will be treated as an expense of the Fund. The United States has entered into tax treaties with many foreign countries that entitle the Funds to a reduced rate of, or exemption from, tax on such income. Some countries require the filing of a tax reclaim or other forms to receive the benefit of the reduced tax rate; whether or when a Fund will receive the tax reclaim is within the control of the individual country. Information required on these forms may not be available such as shareholder information; therefore, a Fund may not receive the reduced treaty rates or potential reclaims. Other countries have conflicting and changing instructions and restrictive timing requirements which may cause the Fund not to receive the reduced treaty rates or potential reclaims. Other countries may subject capital gains realized by a Fund on sale or disposition of securities of that country to taxation. It is impossible to determine the effective rate of foreign tax in advance since the amount of a Fund’s assets to be invested in various countries is not known. Under certain circumstances, a Fund may elect to pass-through foreign taxes paid by the Fund to shareholders, although it reserves the right not to do so. If a Fund makes such an election and obtains a refund of foreign taxes paid by the Fund in a prior year, the Fund may be eligible to reduce the amount of foreign taxes reported to its shareholders, generally by the amount of the foreign taxes refunded, for the year in which the refund is received.

Taxation of Fund Distributions (All Funds). Each Fund anticipates distributing substantially all of its investment company taxable income and net capital gain for each taxable year. Distributions by a Fund will be treated in the manner described below regardless of whether such distributions are paid in cash or reinvested in additional Shares of the Fund (or of another Fund). You will receive information annually as to the federal income tax consequences of distributions made (or deemed made) during the year.

Distributions of ordinary income. Each Fund receives income generally in the form of dividends and/or interest on its investments. Each Fund may also recognize ordinary income from other sources, including, but not limited to, certain gains on foreign currency-related transactions. This income, less expenses incurred in the operation of a Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income generally are taxable as ordinary income to the extent of the Fund’s earnings and profits. In the case of a Fund whose strategy includes investing in stocks of corporations, a portion of the income dividends paid to you may be qualified dividends eligible to be taxed at reduced rates.

Capital gain dividends. Taxes on distributions of capital gains are determined by how long a Fund owned the investments that generated them, rather than how long a shareholder has owned his or her Shares. In general, a Fund will recognize long-term capital gain or loss on the sale or other disposition of assets it has owned for more than one year, and short-term capital gain or loss on investments it has owned for one year or less. Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss) that are properly reported to Fund shareholders as capital gain dividends generally will be taxable to a shareholder receiving such distributions as long-term capital gain. Long-term capital gain rates applicable to individuals are 0%, 15%, 20% or 25% depending on the nature of the capital gain and the individual’s taxable income. Distributions of net short-term capital gains for a taxable year in excess of net long-term capital losses for such taxable year generally will be taxable to a shareholder receiving such distributions as ordinary income.

Qualified dividend income for individuals. Ordinary income dividends reported as derived from qualified dividend income will be taxed in the hands of individuals and other noncorporate shareholders at the rates applicable to long-term capital gain. Qualified dividend income means dividends paid to a Fund (a) by domestic corporations, (b) by foreign corporations that are either (i) incorporated in a possession of the United States, or (ii) are eligible for benefits under certain income tax treaties with the United States that include an exchange of information program, or (c) with respect to stock of a foreign corporation that is readily tradable on an established securities market in the United States. Both the Fund and the investor must meet certain holding period requirements to qualify Fund dividends for this treatment. Income derived from investments in derivatives, fixed-income securities, U.S. REITs, PFICs, and income received “in lieu of” dividends in a securities lending transaction generally is not eligible for treatment as qualified dividend income. If the qualifying dividend income received by a Fund is equal to 95% (or a greater percentage) of the Fund’s gross income (exclusive of net capital gain) in any taxable year, all of the ordinary income dividends paid by the Fund will be qualifying dividend income.

Qualified REIT dividends. Under 2017 legislation commonly known as the Tax Cuts and Jobs Act “qualified REIT dividends” (i.e., ordinary REIT dividends other than capital gain dividends and portions of REIT dividends designated as qualified dividend income) are treated as eligible for a 20% deduction by noncorporate taxpayers. This deduction, if allowed in full, equates to a maximum effective tax rate of 29.6% (37% top rate applied to income after 20% deduction). The Tax Cuts and Jobs Act does not contain a provision permitting RICs, such as the Funds, to pass the special character of this income through to its shareholders. Currently, direct investors in REITs will enjoy the deduction and thus the lower federal income tax rate, but investors in a RIC, such as a Fund, that invest in such REITs will not. It is uncertain whether a future technical corrections bill or regulations issued by the IRS will address this issue to enable a Fund to pass through the special character of “qualified REIT dividends” to its shareholders.

Corporate dividends-received deduction. Ordinary income dividends reported to Fund shareholders as derived from qualified dividends from domestic corporations will qualify for the 50% dividends-received deduction generally available to corporations. The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions imposed under the Code on the corporation claiming the deduction. Income derived by the Fund from investments in derivatives, fixed-income and foreign securities generally is not eligible for this treatment.

Return of capital distributions. Distributions by a Fund that are not paid from earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder’s tax basis in his Shares; any excess will be treated as gain from the sale of his Shares. Thus, the portion of a distribution that constitutes a return of capital will decrease the shareholder’s tax basis in his Shares (but not below zero), and will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the shareholder for tax purposes on the later sale of such Shares. Return of capital distributions can occur for a number of reasons including, among others, a Fund overestimates the income to be received from certain investments such as those classified as partnerships or equity REITs. See “Tax Treatment of Portfolio Transactions — Investments in U.S. REITs.”

Impact of realized but undistributed income and gains, and net unrealized appreciation of portfolio securities. At the time of your purchase of Shares, the price of the Shares may reflect undistributed income, undistributed capital gains, or net unrealized appreciation of portfolio securities held by the Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable and would be taxed as either ordinary income (some portion of which may be taxed as qualified dividend income) or capital gain unless you are investing through a taxadvantaged arrangement, such as a 401(k) plan or an individual retirement account. The Fund may be able to reduce the amount of such distributions by utilizing its capital loss carryovers, if any.

Pass-through of foreign tax credits. If more than 50% of the value of a Fund’s total assets at the end of a fiscal year is invested in foreign securities, or if a Fund is a qualified fund of funds (i.e., a fund at least 50 percent of the value of the total assets of which, at the close of each quarter of the taxable year, is represented by interests in other RICs), the Fund may elect to “pass-through” the amount of foreign income tax paid by the Fund (the Foreign Tax Election) in lieu of deducting such amount in determining its investment company taxable income. Pursuant to the Foreign Tax Election, shareholders will be required: (i) to include in gross income, even though not actually received, their respective pro-rata shares of the foreign income tax paid by the Fund that are attributable to any distributions they receive; and (ii) either to deduct their pro-rata share of foreign tax in computing their taxable income or to use it (subject to various Code limitations) as a foreign tax credit against federal income tax (but not both). No deduction for foreign tax may be claimed by a noncorporate shareholder who does not itemize deductions or who is subject to the alternative minimum tax. Shareholders may be unable to claim a credit for the full amount of their proportionate shares of the foreign income tax paid by a Fund due to certain limitations that may apply. Each Fund reserves the right not to pass-through the amount of foreign income taxes paid by the Fund. Additionally, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass-through of foreign tax credits. See “Tax Treatment of Portfolio Transactions — Securities lending” below.

Tax credit bonds. If a Fund holds, directly or indirectly, one or more “tax credit bonds” (including build America bonds, clean renewable energy bonds and qualified tax credit bonds) on one or more applicable dates during a taxable year, the Fund may elect to permit its shareholders to claim a tax credit on their income tax returns equal to each shareholder’s proportionate share of tax credits from the applicable bonds that otherwise would be allowed to the Fund. In such a case, shareholders must include in gross income (as interest) their proportionate share of the income attributable to their proportionate share of those offsetting tax credits. A shareholder’s ability to claim a tax credit associated with one or more tax credit bonds may be subject to certain limitations imposed by the Code. (Under the Tax Cuts and Jobs Act, the build America bonds, clean renewable energy bonds and certain other qualified bonds may no longer be issued after December 31, 2017.) Even if the Fund is eligible to pass-through tax credits, the Fund may choose not to do so.

U.S. Government interest. Income earned on certain U.S. Government obligations is exempt from state and local personal income taxes if earned directly by you. States also grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. Government, subject in some states to minimum investment or reporting requirements that must be met by the Fund. Income on investments by a Fund in certain other obligations, such as repurchase agreements collateralized by U.S. Government obligations, commercial paper and federal agency-backed obligations (e.g., GNMA or FNMA obligations), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporations. If the Fund is a fund of funds, see “Taxation of the Fund — Fund of funds.”

Dividends declared in December and paid in January. Ordinarily, shareholders are required to take distributions by a Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by a Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year in accordance with the guidance that has been provided by the IRS.

Medicare tax. Medicare tax. A 3.8% Medicare tax is imposed on net investment income earned by certain individuals, estates and trusts. “Net investment income,” for these purposes, means investment income, including ordinary dividends and capital gain distributions received from a Fund and net gains from taxable dispositions of Fund Shares, reduced by the deductions properly allocable to such income. In the case of an individual, the tax will be imposed on the lesser of (1) the shareholder’s net investment income or (2) the amount by which the shareholder’s modified adjusted gross income exceeds $250,000 (if the shareholder is married and filing jointly or a surviving spouse), $125,000 (if the shareholder is married and filing separately) or $200,000 (in any other case). This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return. Net investment income does not include exempt-interest dividends.

Exempt-interest dividends. Distributions from a Fund will constitute exempt-interest dividends to the extent of the Fund’s tax-exempt interest income (net of allocable expenses and amortized bond premium). Exempt-interest dividends distributed to shareholders of a Fund are excluded from gross income for federal income tax purposes. However, shareholders required to file a federal income tax return will be required to report the receipt of exempt-interest dividends on their returns. Moreover, while exempt-interest dividends are excluded from gross income for federal income tax purposes, they may be subject to alternative minimum tax (“AMT”) in certain circumstances and may have other collateral tax consequences as discussed below. (Under the Tax Cuts and Jobs Act, corporations are no longer subject to the AMT for taxable years of the corporation beginning after December 31, 2017).

Distributions of ordinary income and capital gains. Any gain or loss from the sale or other disposition of a tax-exempt security generally is treated as either long-term or short-term capital gain or loss, depending upon its holding period, and is fully taxable. However, gain recognized from the sale or other disposition of a tax-exempt security purchased after April 30, 1993, will be treated as ordinary income to the extent of the accrued market discount on such security. Distributions by a Fund of ordinary income and capital gains will be taxable to shareholders as discussed under “Taxation of Fund Distributions.”

Alternative minimum tax – private activity bonds. AMT is imposed in addition to, but only to the extent it exceeds, the regular tax and is computed at a maximum rate of 28% for non-corporate taxpayers and 20% for corporate taxpayers (if applicable, as discussed above) on the excess of the taxpayer’s alternative minimum taxable income (“AMTI”) over an exemption amount. Exempt-interest dividends derived from certain “private activity” municipal securities issued after August 7, 1986, generally will constitute an item of tax preference includable in AMTI for both corporate and non-corporate taxpayers. However, tax-exempt interest on private activity bonds issued in 2009 and 2010 is not an item of tax preference for purposes of the AMT. In addition, exempt interest dividends derived from all municipal securities regardless of the date of issue must be included in adjusted current earnings that are used in computing an additional corporate preference item includable in AMTI. Certain small corporations are wholly exempt from the AMT.

Effect on taxation of social security benefits; denial of interest deduction; “substantial users” Exempt-interest dividends must be taken into account in computing the portion, if any, of social security or railroad retirement benefits that must be included in an individual shareholder’s gross income subject to federal income tax. Further, a shareholder of a Fund is denied a deduction for interest on indebtedness incurred or continued to purchase or carry shares of the Fund. Moreover, a shareholder who is (or is related to) a “substantial user” of a facility financed by industrial development bonds held by a Fund likely will be subject to tax on dividends paid by the Fund that are derived from interest on such bonds. Receipt of exempt-interest dividends may result in other collateral federal income tax consequences to certain taxpayers, including financial institutions, property and casualty insurance companies and foreign corporations engaged in a trade or business in the United States.

Exemption from state tax. To the extent that exempt-interest dividends are derived from interest on obligations of a state or its political subdivisions or from interest on qualifying U.S. territorial obligations (including qualifying obligations of Puerto Rico, the U.S. Virgin Islands, and Guam), they also may be exempt from that state’s personal income taxes. Most states, however, do not grant tax-free treatment to interest on state and municipal securities of other states.

Failure of a Municipal Security to qualify to pay exempt-interest. The failure by an issuer of a tax- exempt security to comply with certain legal or contractual requirements relating to a municipal security could cause interest on the municipal security, as well as Fund distributions derived from this interest, to become taxable, perhaps retroactively to the date the municipal security was issued. In such a case, a Fund may be required to report to the IRS and send to shareholders amended Forms 1099 for a prior taxable year in order to report additional taxable income. This in turn could require shareholders to file amended federal and state income tax returns for such prior year to report and pay tax and interest on their pro rata share of the additional amount of taxable income.

Sale of Fund Shares. A sale of Shares is a taxable transaction for federal and state income tax purposes. If you sell your Shares, the IRS requires you to report any gain or loss on your sale. If you held your Shares as a capital asset, the gain or loss that you realize will be a capital gain or loss and will be long-term or short-term, generally depending on how long you have held your Shares. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a non-corporate taxpayer, $3,000 of ordinary income.

Taxes on Purchase and Redemption of Creation Units. An AP that exchanges equity securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time of purchase (plus any cash received by the AP as part of the issue) and the AP’s aggregate basis in the securities surrendered (plus any cash paid by the AP as part of the issue). An AP that exchanges Creation Units for equity securities generally will recognize a gain or loss equal to the difference between the AP’s basis in the Creation Units (plus any cash paid by the AP as part of the redemption) and the aggregate market value of the securities received (plus any cash received by the AP as part of the redemption). The IRS, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

Under current federal tax laws, any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less.

If a Fund redeems Creation Units in cash, it may recognize more capital gains than it will if it redeems Creation Units in-kind.

Tax Basis Information. A shareholder’s cost basis information will be provided on the sale of any of the shareholder’s Shares, subject to certain exceptions for exempt recipients. Please contact the broker (or other nominee) that holds your Shares with respect to reporting of cost basis and available elections for your account.

Wash Sales. All or a portion of any loss that you realize on a sale of your Shares in a Fund will be disallowed to the extent that you buy other Shares in such Fund (through reinvestment of dividends or otherwise) within 30 days before or after your Share sale. Any loss disallowed under these rules will be added to your tax basis in the new Shares.

Sales at a Loss Within Six Months of Purchase. Any loss incurred on a sale of Shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributed to you by the Fund on those Shares.

Reportable transactions. Under Treasury regulations, if a shareholder recognizes a loss with respect to Shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on Form 8886. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Tax Treatment of Portfolio Transactions. Set forth below is a general description of the tax treatment of certain types of securities, investment techniques and transactions that may apply to a Fund. This section should be read in conjunction with the discussion above under “Investment Strategies and Restrictions” and “Investment Policies and Risks” for a detailed description of the various types of securities and investment techniques that apply to the Funds.

In general. In general, gain or loss recognized by a Fund on the sale or other disposition of portfolio investments will be a capital gain or loss. Such capital gain and loss may be long-term or short-term depending, in general, upon the length of time a particular investment position is maintained and, in some cases, upon the nature of the transaction. Property held for more than one year generally will be eligible for long-term capital gain or loss treatment. The application of certain rules described below may serve to alter the manner in which the holding period for a security is determined or may otherwise affect the characterization as long-term or short-term, and also the timing of the realization and/or character, of certain gains or losses.

Certain fixed-income investments. Gain recognized on the disposition of a debt obligation purchased by a Fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount that accrued during the period of time the fund held the debt obligation unless the Fund made a current inclusion election to accrue market discount into income as it accrues. (The Tax Cuts and Jobs Act requires certain taxpayers to recognize items of gross income for tax purposes in the year in which the taxpayer recognizes the income for financial accounting purposes. For financial accounting purposes, market discount must be accrued currently on a constant yield to maturity basis regardless of whether a current inclusion election is made. While the exact scope of this provision is not known at this time, it could cause a fund to recognize income earlier for tax purposes than would otherwise have been the case prior to the enactment of the Tax Cuts and Jobs Act.) If a Fund purchases a debt obligation (such as a zero coupon security or pay-in-kind security) that was originally issued at a discount, the Fund generally is required to include in gross income each year the portion of the original issue discount that accrues during such year. Therefore, a Fund’s investment in such securities may cause the Fund to recognize income and make distributions to shareholders before it receives any cash payments on the securities. To generate cash to satisfy those distribution requirements, a Fund may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of Shares.

Investments in debt obligations that are at risk of or in default present tax issues for a Fund. Tax rules are not entirely clear about issues such as whether and to what extent a Fund should recognize market discount on a debt obligation, when a Fund may cease to accrue interest, original issue discount or market discount, when and to what extent a Fund may take deductions for bad debts or worthless securities and how a Fund should allocate payments received on obligations in default between principal and income. These and other related issues will be addressed by a Fund in order to ensure that it distributes sufficient income to preserve its status as a RIC.

Options, futures, forward contracts, swap agreements and hedging transactions. In general, option premiums received by a Fund are not immediately included in the income of the Fund. Instead, the premiums are recognized when the option contract expires, the option is exercised by the holder, or the Fund transfers or otherwise terminates the option (e.g., through a closing transaction). If an option written by a Fund is exercised and the Fund sells or delivers the underlying stock, the Fund generally will recognize capital gain or loss equal to (a) the sum of the strike price and the option premium received by the Fund minus (b) the Fund’s basis in the stock. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying stock. If securities are purchased by a Fund pursuant to the exercise of a put option written by it, the Fund generally will subtract the premium received from its cost basis in the securities purchased. The gain or loss with respect to any termination of a Fund’s obligation under an option other than through the exercise of the option and related sale or delivery of the underlying stock generally will be short-term gain or loss depending on whether the premium income received by the Fund is greater or less than the amount paid by the Fund (if any) in terminating the transaction. Thus, for example, if an option written by a Fund expires unexercised, the Fund generally will recognize short-term gain equal to the premium received.

The tax treatment of certain futures contracts entered into by a Fund, as well as listed non-equity options written or purchased by the Fund on U.S. exchanges (including options on futures contracts, broad-based equity indices and debt securities), may be governed by section 1256 of the Code (section 1256 contracts). Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses (60/40), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, any section 1256 contracts held by a Fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are “marked-to-market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable. Section 1256 contracts do not include any interest rate swap, currency swap, basis swap, interest rate cap, interest rate floor, commodity swap, equity swap, equity index swap, credit default swap, or similar agreement.

In addition to the special rules described above in respect of options and futures transactions, a Fund’s transactions in other derivative instruments (including options, forward contracts and swap agreements) as well as its other hedging, short sale, or similar transactions, may be subject to one or more special tax rules (including the constructive sale, notional principal contract, straddle, wash sale and short sale rules). These rules may affect whether gains and losses recognized by a Fund are treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income or gains to the Fund, defer losses to the Fund, and cause adjustments in the holding periods of the Fund’s securities. These rules, therefore, could affect the amount, timing and/or character of distributions to shareholders. Moreover, because the tax rules applicable to derivative financial instruments are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether a Fund has made sufficient distributions and otherwise satisfied the relevant requirements to maintain its qualification as a RIC and avoid a fund-level tax.

Certain of a Fund’s investments in derivatives and foreign currency-denominated instruments, and the Fund’s transactions in foreign currencies and hedging activities, may produce a difference between its book income and its taxable income. If a Fund’s book income is less than the sum of its taxable income and net tax-exempt income (if any), the Fund could be required to make distributions exceeding book income to qualify as a RIC. If a Fund’s book income exceeds the sum of its taxable income and net tax-exempt income (if any), the distribution of any such excess will be treated as (i) a dividend to the extent of the Fund’s remaining earnings and profits (including current earnings and profits arising from tax-exempt income, reduced by related deductions), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in the shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset.

Foreign currency transactions. A Fund’s transactions in foreign currencies, foreign currency-denominated debt obligations and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This treatment could increase or decrease a Fund’s ordinary income distributions to you, and may cause some or all of the Fund’s previously distributed income to be classified as a return of capital. In certain cases, a fund may make an election to treat such gain or loss as capital.

PFIC investments. A Fund may invest in securities of foreign companies that may be classified under the Code as PFICs. In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. When investing in PFIC securities, a Fund intends to mark-to-market these securities under certain provisions of the Code and recognize any unrealized gains as ordinary income at the end of the Fund’s fiscal and excise tax years. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that a Fund is required to distribute, even though it has not sold or received dividends from these securities. You should also be aware that the designation of a foreign security as a PFIC security will cause its income dividends to fall outside of the definition of qualified foreign corporation dividends. These dividends generally will not qualify for the reduced rate of taxation on qualified dividends when distributed to you by a Fund. Foreign companies are not required to identify themselves as PFICs. Due to various complexities in identifying PFICs, a Fund can give no assurances that it will be able to identify portfolio securities in foreign corporations that are PFICs in time for the Fund to make a mark-to-market election. If a Fund is unable to identify an investment as a PFIC and thus does not make a mark-to-market election, the Fund may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Fund to its shareholders. Additional charges in the nature of interest may be imposed on a Fund in respect of deferred taxes arising from such distributions or gains.

Investments in non-U.S. REITs. While non-U.S. REITs often use complex acquisition structures that seek to minimize taxation in the source country, an investment by a Fund in a non-U.S. REIT may subject the Fund, directly or indirectly, to corporate taxes, withholding taxes, transfer taxes and other indirect taxes in the country in which the real estate acquired by the non-U.S. REIT is located. The fund’s pro rata share of any such taxes will reduce the Fund’s return on its investment. A fund’s investment in a non-U.S. REIT may be considered an investment in a PFIC, as discussed above in “Tax Treatment of Portfolio Transactions — PFIC investments.” Additionally, foreign withholding taxes on distributions from the non-U.S. REIT may be reduced or eliminated under certain tax treaties, as discussed above in “Taxation of the Funds — Foreign income tax.” Also, a Fund in certain limited circumstances may be required to file an income tax return in the source country and pay tax on any gain realized from its investment in the non-U.S. REIT under rules similar to those in the United States which tax foreign persons on gain realized from dispositions of interests in U.S. real estate.

Investments in U.S. REITs. A U.S. REIT is not subject to federal income tax on the income and gains it distributes to shareholders. Dividends paid by a U.S. REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the U.S. REIT’s current and accumulated earnings and profits. Capital gain dividends paid by a U.S. REIT to a Fund will be treated as long-term capital gains by the Fund and, in turn, may be distributed by the Fund to its shareholders as a capital gain distribution. Because of certain noncash expenses, such as property depreciation, an equity U.S. REIT’s cash flow may exceed its taxable income. The equity U.S. REIT, and in turn a Fund, may distribute this excess cash to shareholders in the form of a return of capital distribution. However, if a U.S. REIT is operated in a manner that fails to qualify as a REIT, an investment in the U.S. REIT would become subject to double taxation, meaning the taxable income of the U.S. REIT would be subject to federal income tax at the applicable corporate income tax rate without any deduction for dividends paid to shareholders and the dividends would be taxable to shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the U.S. REIT’s current and accumulated earnings and profits. Also, see “Tax Treatment of Portfolio Transactions — Investment in taxable mortgage pools (excess inclusion income)” and “Foreign Shareholders — U.S. withholding tax at the source” with respect to certain other tax aspects of investing in U.S. REITs.

Investment in taxable mortgage pools (excess inclusion income). Under a Notice issued by the IRS, the Code and Treasury regulations to be issued, a portion of a Fund’s income from a U.S. REIT that is attributable to the REIT’s residual interest in a real estate mortgage investment conduit (“REMIC”) or equity interests in a “taxable mortgage pool” (referred to in the Code as an excess inclusion) will be subject to federal income tax in all events. The excess inclusion income of a RIC will be allocated to shareholders of the RIC in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest or, if applicable, taxable mortgage pool directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (“UBTI”) to entities (including qualified pension plans, individual retirement accounts, 401(k) plans, Keogh plans or other tax-exempt entities) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign stockholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a “disqualified organization” (which generally includes certain cooperatives, governmental entities, and tax-exempt organizations not subject to UBTI) is a record holder of a share in a RIC, then the RIC will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the applicable corporate income tax rate. The Notice imposes certain reporting requirements upon regulated investment companies that have excess inclusion income. There can be no assurance that a Fund will not allocate to shareholders excess inclusion income.

These rules are potentially applicable to each Fund with respect to any income it receives from the equity interests of certain mortgage pooling vehicles, either directly or, as is more likely, through an investment in a U.S. REIT. It is unlikely that these rules will apply to a Fund that has a non-REIT strategy.

Investments in partnerships and QPTPs. For purposes of the Income Requirement, income derived by a Fund from a partnership that is not a QPTP will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership that would be qualifying income if realized directly by the Fund. While the rules are not entirely clear with respect to a fund investing in a partnership outside a master-feeder structure, for purposes of testing whether a Fund satisfies the Asset Diversification Test, the Fund generally is treated as owning a pro rata share of the underlying assets of a partnership. See “Taxation of the Fund — Qualification as a RIC.” In contrast, different rules apply to a partnership that is a QPTP. A QPTP is a partnership (a) the interests in which are traded on an established securities market, (b) that is treated as a partnership for federal income tax purposes, and (c) that derives less than 90% of its income from sources that satisfy the Income Requirement (e.g., because it invests in commodities). All of the net income derived by a Fund from an interest in a QPTP will be treated as qualifying income, but the Fund may not invest more than 25% of its total assets in one or more QPTPs. However, there can be no assurance that a partnership classified as a QPTP in one year will qualify as a QPTP in the next year. Any such failure to annually qualify as a QPTP might, in turn, cause a Fund to fail to qualify as a RIC. Although, in general, the passive loss rules of the Code do not apply to RICs, such rules do apply to a Fund with respect to items attributable to an interest in a QPTP. Fund investments in partnerships, including in QPTPs, may result in the Fund being subject to state, local or foreign income, franchise or withholding tax liabilities.

Investments in convertible securities. Convertible debt is ordinarily treated as a “single property” consisting of a pure debt interest until conversion, after which the investment becomes an equity interest. If the security is issued at premium (i.e., for cash in excess of the face amount payable on retirement), the creditor-holder may amortize the premium over the life of the bond. If the security is issued for cash at a price below its face amount, the creditor-holder must accrue original issue discount in income over the life of the debt. The creditor-holder’s exercise of the conversion privilege is treated as a nontaxable event. Mandatorily convertible debt (e.g., an exchange-traded note or ETN issued in the form of an unsecured obligation that pays a return based on the performance of a specified market index, exchange currency, or commodity) is often, but not always, treated as a contract to buy or sell the reference property rather than debt. Similarly, convertible preferred stock with a mandatory conversion feature is ordinarily, but not always, treated as equity rather than debt. Dividends received generally are qualified dividend income and eligible for the corporate dividends-received deduction. In general, conversion of preferred stock for common stock of the same corporation is tax-free. Conversion of preferred stock for cash is a taxable redemption. Any redemption premium for preferred stock that is redeemable by the issuing company might be required to be amortized under original issue discount principles. A change in the conversion ratio or conversion price of a convertible security on account of a dividend paid to the issuer’s other shareholders may result in a deemed distribution of stock to the holders of the convertible security equal to the value of their increased interest in the equity of the issuer.

Thus, an increase in the conversion ratio of a convertible security can be treated as a taxable distribution of stock to a holder of the convertible security (without a corresponding receipt of cash by the holder) before the holder has converted the security.

Securities lending. If securities lending is permitted for a Fund, while securities are loaned out by such Fund, the Fund generally will receive from the borrower amounts equal to any dividends or interest paid on the borrowed securities. For federal income tax purposes, payments made “in lieu of” dividends are not considered dividend income. These distributions will neither qualify for the reduced rate of taxation for individuals on qualified dividends nor the 50% dividends-received deduction for corporations. Also, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass-through of foreign tax credits to shareholders. Additionally, in the case of a Fund with a strategy of investing in tax-exempt securities, any payments made “in lieu of” tax-exempt interest will be considered taxable income to the Fund, and thus, to the investors, even though such interest may be tax-exempt when paid to the borrower.

Tax Certification and Backup Withholding. Tax certification and backup withholding tax laws may require that you certify your tax information when you become an investor in a Fund. For U.S. citizens and resident aliens, this certification is made on IRS Form W-9. Under these laws, a Fund must withhold a portion of your taxable distributions and sales proceeds unless you:

•	provide your correct Social Security or taxpayer identification number;

•	certify that this number is correct;

•	certify that you are not subject to backup withholding; and

•	certify that you are a U.S. person (including a U.S. resident alien).

Withholding also is imposed if the IRS requires it. When withholding is required, the amount will be 24% of any distributions or proceeds paid. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS. Certain payees and payments are exempt from backup withholding and information reporting.

Non-U.S. investors have special U.S. tax certification requirements. See “Foreign Shareholders—Tax certification and backup withholding.”

Foreign Shareholders. Shareholders who, as to the United States, are nonresident alien individuals, foreign trusts or estates, foreign corporations, or foreign partnerships (foreign shareholder), may be subject to U.S. withholding and estate tax and are subject to special U.S. tax certification requirements. Taxation of a foreign shareholder depends on whether the income from a Fund is “effectively connected” with a U.S. trade or business carried on by such shareholder.

U.S. withholding tax at the source. If the income from a Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, distributions to such shareholder will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the distribution, subject to certain exemptions including those for dividends reported as:

•	exempt-interest dividends paid by the Fund from its net interest income earned on municipal securities;

•

capital gain dividends paid by the Fund from its net long-term capital gains (other than those from disposition of a U.S. real property interest), unless you are a nonresident alien present in the United States for a period or periods aggregating 183 days or more during the calendar year; and

•	interest-related dividends paid by the Fund from its qualified net interest income from U.S. sources and short-term capital gain dividends.

A Fund may report interest-related dividends or short-term capital gain dividends, but reserves the right not to do so. Additionally, a Fund’s reporting of interest-related dividends or short-term capital gain dividends may not be passed through to shareholders by intermediaries who have assumed tax reporting responsibilities for this income in managed or omnibus accounts due to systems limitations or operational constraints. Moreover, notwithstanding such exemptions from U.S. withholding at the source, any dividends and distributions of income and capital gains, including the proceeds from the sale of your Shares, will be subject to backup withholding at a rate of 24% if you fail to properly certify that you are not a U.S. person.

Foreign shareholders may be subject to U.S. withholding tax at a rate of 30% on the income resulting from an election to pass-through foreign tax credits to shareholders, but may not be able to claim a credit or deduction with respect to the withholding tax for the foreign tax treated as having been paid by them.

Amounts reported as capital gain dividends (a) that are attributable to certain capital gain dividends received from a qualified investment entity (“QIE”) (generally defined as either (i) a U.S. REIT or (ii) a RIC classified as a “U.S. real property holding corporation” or which would be if the exceptions for holding 5% or less of a class of publicly traded shares or an interest in a domestically controlled QIE did not apply), or (b) that are realized by a Fund on the sale of a “U.S. real property interest” (including gain realized on the sale of shares in a QIE other than one that is domestically controlled), will not be exempt from U.S. federal income tax and may be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) if the Fund by reason of having a REIT strategy is classified as a QIE. If a Fund is so classified, foreign shareholders owning more than 5% of the Fund’s shares may be treated as realizing gain from the disposition of a U.S. real property interest, causing Fund distributions to be subject to U.S. withholding tax at the applicable corporate income tax rate, and requiring the filing of a nonresident U.S. income tax return. In addition, if a Fund is classified as a QIE, anti-avoidance rules apply to certain wash sale transactions. Namely, if a Fund is a domestically-controlled QIE and a foreign shareholder disposes of the Fund’s shares prior to the Fund paying a distribution attributable to the disposition of a U.S. real property interest and the foreign shareholder later acquires an identical stock interest in a wash sale transaction, the foreign shareholder may still be required to pay U.S. tax on the Fund’s distribution. Also, the sale of shares of a Fund, if classified as a “U.S. real property holding corporation,” could also be considered a sale of a U.S. real property interest with any resulting gain from such sale being subject to U.S. tax as income “effectively connected with a U.S. trade or business.”

Income effectively connected with a U.S. trade or business. If the income from a Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale of Shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations and require the filing of a nonresident U.S. income tax return.

Tax certification and backup withholding. Foreign shareholders may have special U.S. tax certification requirements to avoid backup withholding (at a rate of 24%) and, if applicable, to obtain the benefit of any income tax treaty between the foreign shareholder’s country of residence and the United States. To claim these tax benefits, the foreign shareholder must provide a properly completed Form W-8BEN (or other Form W-8, where applicable, or their substitute forms) to establish his or her status as a non-U.S. investor, to claim beneficial ownership over the assets in the account, and to claim, if applicable, a reduced rate of or exemption from withholding tax under the applicable treaty. A Form W-8BEN provided without a U.S. taxpayer identification number remains in effect for a period of three years beginning on the date that it is signed and ending on the last day of the third succeeding calendar year unless an earlier change of circumstances makes the information given on the form incorrect, and the shareholder must then provide a new W-8BEN to avoid the prospective application of backup withholding. Forms W-8BEN with U.S. taxpayer identification numbers remain valid indefinitely, or until the investor has a change of circumstances that renders the form incorrect and necessitates a new form and tax certification. Certain payees and payments are exempt from backup withholding.

Foreign Account Tax Compliance Act (“FATCA”). Under FATCA, a 30% withholding tax is imposed on payments or distributions made by a Fund to certain foreign entities, referred to as foreign financial institutions (“FFI”) or non-financial foreign entities (“NFFE”): (a) income dividends, and (b) after December 31, 2018, certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Fund Shares. The FATCA withholding tax generally can be avoided: (a) by an FFI, if it reports certain direct and indirect ownership of foreign financial accounts held by U.S. persons with the FFI and (b) by an NFFE, if it: (i) certifies that it has no substantial U.S. persons as owners or (ii) if it does have such owners, reporting information relating to them. The U.S. Treasury has negotiated intergovernmental agreements (“IGAs”) with certain countries and is in various stages of negotiations with a number of other foreign countries with respect to one or more alternative approaches to implement FATCA.

An FFI can avoid FATCA withholding if it is deemed compliant or by becoming a “participating FFI,” which requires the FFI to enter into a U.S. tax compliance agreement with the IRS under section 1471(b) of the Code (FFI agreement) under which it agrees to verify, report and disclose certain of its U.S. accountholders and meet certain other specified requirements. The FFI will either report the specified information about the U.S. accounts to the IRS, or, to the government of the FFI’s country of residence (pursuant to the terms and conditions of applicable law and an applicable IGA entered into between the U.S. and the FFI’s country of residence), which will, in turn, report the specified information to the IRS. An FFI that is resident in a country that has entered into an IGA with the U.S. to implement FATCA will be exempt from FATCA withholding provided that the FFI shareholder and the applicable foreign government comply with the terms of such agreement.

An NFFE that is the beneficial owner of a payment from the Fund can avoid the FATCA withholding tax generally by certifying that it does not have any substantial U.S. owners or by providing the name, address and taxpayer identification number of each substantial U.S. owner. The NFFE will report the information to the applicable withholding agent, which will, in turn, report the information to the IRS. Such foreign shareholders also may fall into certain exempt, excepted or deemed compliant categories as established by U.S. Treasury regulations, IGAs, and other guidance regarding FATCA. An FFI or NFFE that invests in a Fund will need to provide documentation properly certifying the entity’s status under FATCA in order to avoid FATCA withholding. Non-U.S. investors should consult their own tax advisors regarding the impact of these requirements on their investment in the Fund. The requirements imposed by FATCA are different from, and in addition to, the U.S. tax certification rules to avoid backup withholding described above. Shareholders are urged to consult their tax advisors regarding the application of these requirements to their own situation.

U.S. estate tax. Transfers by gift of Shares of a Fund by a foreign shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax. An individual who, at the time of death, is a foreign shareholder will nevertheless be subject to U.S. federal estate tax with respect to Shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exemption applies. If a treaty exemption is available, a decedent’s estate may nonetheless need to file a U.S. estate tax return to claim the exemption in order to obtain a U.S. federal transfer certificate. The transfer certificate will identify the property (i.e., Shares) as to which the U.S. federal estate tax lien has been released. In the absence of a treaty, there is a $13,000 statutory estate tax credit (equivalent to an estate with assets of $60,000).

* * * * *

The foregoing discussion is a summary only and is not intended as a substitute for careful tax planning. Purchasers of Shares should consult their own tax advisors as to the tax consequences of investing in Shares, including under federal, state, local and other tax laws. Finally, the foregoing discussion is based on applicable provisions of the Internal Revenue Code, regulations, judicial authority, and administrative interpretations in effect on the date hereof, all of which are subject to change, which change may be retroactive. Changes in any applicable authority could materially affect the conclusions discussed above, possibly retroactively, and such changes often occur.

FEDERAL TAX TREATMENT OF FUTURES AND OPTIONS CONTRACTS

Some futures contracts, foreign currency contracts traded in the interbank market, and “nonequity” options (i.e., certain listed options, such as those on a “broad-based” securities index)—except any “securities futures contract” that is not a “dealer securities futures contract” (both as defined in the Internal Revenue Code) and any interest rate swap, currency swap, basis swap, interest rate cap, interest rate floor, commodity swap, equity swap, equity index swap, credit default swap, or similar agreement—in which a Fund invests may be subject to Internal Revenue Code section 1256 (collectively, “Section 1256 contracts”). Any Section 1256 contracts that a Fund holds at the end of its taxable year (and generally for purposes of the Excise Tax, on October 31 of each year) must be “marked to market” (that is, treated as having been sold at that time for their fair market value) for federal tax purposes, with the result that unrealized gains or losses will be treated as though they were realized. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of Section 1256 contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss; however, certain foreign currency gains or losses arising from Section 1256 contracts will be treated as ordinary income or loss. These rules may operate to increase the amount that a Fund must distribute to satisfy the Distribution Requirement (i.e., with respect to the portion treated as short-term capital gain, which will be includible in its investment company taxable income and thus taxable to its shareholders as ordinary income when distributed to them), and to increase the net capital gain that the Fund recognizes, even though the Fund may not have closed the transactions and received cash to pay the distributions. A Fund may elect not to have the foregoing rules apply to any “mixed straddle” (that is, a straddle, which the Fund clearly identifies in accordance with applicable regulations, at least one (but not all) of the positions of which are Section 1256 contracts), although doing so may have the effect of increasing the relative proportion of short-term capital gain (distributions of which are taxable to its shareholders as ordinary income) and thus increasing the amount of dividends it must distribute.

Offsetting positions that a Fund enters into or holds in any actively traded security, option, futures, or forward contract may constitute a “straddle” for federal income tax purposes. Straddles are subject to certain rules that may affect the amount, character, and timing of recognition of a Fund’s gains and losses with respect to positions of the straddle by requiring, among other things, that (1) loss realized on disposition of one position of a straddle be deferred to the extent of any unrealized gain in an offsetting position until the latter position is disposed of, (2) the Fund’s holding period for certain straddle positions not begin until the straddle is terminated (possibly resulting in gain being treated as short-term rather than long-term capital gain), and (3) losses recognized with respect to certain straddle positions, that otherwise would constitute short-term capital losses, be treated as long-term capital losses. Applicable regulations also provide certain “wash sale” rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and “short sale” rules applicable to straddles. Different elections are available to the Fund, which may mitigate the effects of the straddle rules, particularly with respect to mixed straddles.

DETERMINATION OF NAV

The following information should be read in conjunction with the section in the Prospectus entitled “Net Asset Value.” Additional information regarding the current NAV per share of each Fund can be found at www.invesco.com/ETFs.

The Custodian calculates and determines the NAV per Share as of the close of the regular trading session on the NYSE (ordinarily 4:00 p.m., Eastern Time) on each day that such exchange is open. NAV is calculated by deducting all of a Fund’s liabilities from the total value of its assets and dividing the result by the number of Shares outstanding, rounding to the nearest cent. All valuations are subject to review by the Trust’s Board or its delegate. In determining NAV, expenses are accrued and applied daily and securities and other assets for which market quotations are available are valued at market value. Securities listed or traded on an exchange generally are valued at the last sales price or official closing price of the exchange where the security primarily is traded. Debt and securities not listed on an exchange normally are valued on the basis of prices provided by independent pricing services. Pricing services generally value debt securities assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. The Adviser may use various pricing services or discontinue the use of any pricing service at any time. When price quotes are not readily available, securities will be valued using pricing provided from independent pricing services or by another method in accordance with the Trust’s valuation policies and procedures approved by the Board.

Even when market quotations are available for portfolio securities, they may be stale or unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when a Fund calculates its NAV. Events that may cause the last market quotation to be unreliable include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where the Adviser determines that the closing price of the security is unreliable, the Adviser will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing involves subjective judgments, and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of that security. With respect to securities that are primarily listed on foreign exchanges, the value of a Fund’s portfolio securities may change on days when you will not be able to purchase or sell your Shares.

Intraday Indicative Value. The trading prices of the Shares in the secondary market generally differ from a Fund’s daily NAV and are affected by market forces such as the supply of and demand for Shares and underlying securities held by the Fund, economic conditions and other factors. Information regarding the IIV of the Shares is disseminated every 15 seconds throughout each trading day by the Exchange or by market data vendors or other information providers. However, the IIV should not be viewed as a “real-time” update of a Fund’s NAV. The IIV is based on the current market value of the published basket of portfolio securities and/or cash required to be deposited in exchange for a Creation Unit and does not necessarily reflect the precise composition of a Fund’s actual portfolio at a particular point in time. Moreover, the IIV is generally determined by using current market quotations and/or price quotations obtained from broker-dealers and other market intermediaries and valuations based on current market rates. The IIV may not be calculated in the same manner as the NAV, which (i) is computed only once a day, (ii) unlike the calculation of the IIV, takes into account a Fund’s expenses, and (iii) may be subject, in accordance with the requirements of the 1940 Act, to fair valuation at different prices than those used in the calculations of the IIV. Therefore, the IIV may not reflect the best possible valuation of a Fund’s current portfolio. Additionally, the quotations and/or valuations of certain of a Fund’s holdings may not be updated during U.S. trading hours if such holdings do not trade in the United States, which could affect premiums and discounts between the IIV and the market price of the Shares. The Funds, the Adviser and their affiliates are not involved in, or responsible for, any aspect of the calculation or dissemination of the IIV, and the Funds, the Adviser and their affiliates do not make any warranty as to the accuracy of these calculations.

DIVIDENDS AND OTHER DISTRIBUTIONS

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Dividends, Other Distributions and Taxes.”

General Policies. Ordinarily, dividends from net investment income, if any, are declared and paid quarterly by each Fund, except Invesco High Yield Equity Dividend AchieversTM ETF and Invesco Financial Preferred ETF, which declare and pay dividends from net investment income, if any, monthly, and except for Invesco Insider Sentiment ETF, Invesco S&P Spin-Off ETF, Invesco Wilshire Micro-Cap ETF and Invesco Zacks Mid-Cap ETF which declare and pay dividends from net investment income, if any, annually.

Distributions of net realized securities gains, if any, generally are declared and paid once a year, but any Fund may make distributions on a more frequent basis. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income tax or the Excise Tax on undistributed income.

Dividends and other distributions on Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of the Shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from each Fund.

Dividend Reinvestment Service. No reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners for reinvestment of their distributions. Beneficial Owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require Beneficial Owners to adhere to specific procedures and timetables.

MISCELLANEOUS INFORMATION

Counsel. Stradley Ronon Stevens & Young, LLP, 191 North Wacker Drive, Suite 1601, Chicago, Illinois 60606, and 1250 Connecticut Avenue, N.W., Suite 500, Washington, DC 20036, serves as legal counsel to the Trust.

Independent Registered Public Accounting Firm. PricewaterhouseCoopers LLP (“PwC”), One North Wacker Drive, Chicago, Illinois 60606, serves as the Funds’ independent registered public accounting firm. PwC audits the Funds’ annual financial statements and performs other related audit services. In connection with the audit of the 2018 financial statements, the Funds entered into an engagement letter with PwC. The terms of the engagement letter required by PwC, and agreed to by the Audit Committee of the Board of the Trust (the “Audit Committee”), include a provision mandating the use of mediation and arbitration to resolve any controversy or claim between the parties arising out of or relating to the engagement letter or the services provided thereunder. Ernst & Young LLP, located at 1775 Tysons Boulevard, Tysons, VA 22102, served as the independent registered public accounting firm for the Predecessor Funds for the years prior to the fiscal period ended 2018.

FINANCIAL STATEMENTS

The audited financial statements, including the financial highlights, appearing in the Trust’s Annual Report to shareholders with respect to the Funds for the fiscal year ended April 30, 2018 and filed electronically with the SEC, are incorporated by reference and made part of this SAI. Further, the audited financial statements, including the financial highlights, appearing in the annual reports to shareholders for the Predecessor Funds for the fiscal year ended August 31, 2017 or October 31, 2017, as applicable, and filed electronically with the SEC are incorporated by reference to this SAI. You may request a copy of the Trust’s current Annual Report at no charge by calling 800.551.0903 during normal business hours. PwC informed the Audit Committee that it has identified an issue related to its independence under Rule 2-01(c)(1)(ii)(A) of Regulation S-X (referred to as the “Loan Rule”). The Loan Rule prohibits accounting firms, such as PwC, from being deemed independent if they have certain financial relationships with their audit clients or certain affiliates of those clients. The Trust is required under various securities laws to have its financial statements audited by an independent accounting firm.

The Loan Rule specifically provides that an accounting firm would not be independent if it receives, or certain affiliates and covered persons receives, a loan from a lender that is a record or beneficial owner of more than ten percent of an audit client’s equity securities (referred to as a “more than ten percent owner”). For purposes of the Loan Rule, audit clients include the Funds as well as all registered investment companies advised by the Adviser and its affiliates, including other subsidiaries of the Adviser’s parent company, Invesco Ltd. (collectively, the Invesco Fund Complex). PwC informed the Audit Committee that it has, and that certain affiliates and covered persons, have relationships with lenders who hold, as record owner, more than ten percent of the shares of certain funds within the Invesco Fund Complex. These relationships call into question PwC’s independence under the Loan Rule with respect to those funds, as well as all other funds in the Invesco Fund Complex which may implicate the Loan Rule.

On June 20, 2016, the SEC Staff issued a “no-action” letter to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter) related to the audit independence issue described above. In that letter, the SEC confirmed that it would not recommend enforcement action against a fund that relied on audit services performed by an audit firm that was not in compliance with the Loan Rule in certain specified circumstances.

In an August 18, 2016 letter, and in subsequent communications, PwC affirmed to the Audit Committee that, as of the date of the letter and the subsequent communications, respectively, PwC is an independent accountant with respect to the Trust, within the meaning of PCAOB Rule 3520. In its letter and in its subsequent communications, PwC also informed the Audit Committee that, after evaluating the facts and circumstances and the applicable independence rules, PwC has concluded that with regard to its compliance with the independence criteria set forth in the rules and regulations of the SEC related to the Loan Rule, it believes that it remains objective and impartial despite matters that may ultimately be determined to be inconsistent with these criteria and therefore it can continue to serve as the Trust’s registered public accounting firm. PwC has advised the Audit Committee that this conclusion is based in part on the following considerations: (1) the lenders to PwC have no influence over any Fund, or other entity within the Invesco Fund Complex, or its investment adviser; (2) none of the officers or trustees of the Invesco Fund Complex whose shares are owned by PwC lenders are associated with those lenders; (3) PwC understands that the shares held by PwC lenders are held for the benefit of and on behalf of its policy owners/end investors; (4) investments in funds such as the Invesco Fund Complex funds are passive; (5) the PwC lenders are part of various syndicates of unrelated lenders; (6) there have been no changes to the loans in question since the origination of each respective note; (7) the debts are in good standing and no lender has the right to take action against PwC, as borrower, in connection with the financings; (8) the debt balances with each lender are immaterial to PwC and to each lender; and (9) the PwC audit engagement team has no involvement in PwC’s treasury function and PwC’s treasury function has no oversight of or ability to influence the PwC audit engagement team. In addition, PwC has communicated that the lending relationships appear to be consistent with the lending relationships described in the no-action letter and that they are not aware of other relationships that would be implicated by the Loan Rule. In addition to relying on PwC’s August 18, 2016 letter and subsequent communications regarding its independence, the Trust intends to rely upon the no-action letter.

If in the future the independence of PwC is called into question under the Loan Rule by circumstances that are not addressed in the SEC’s no-action letter, the Trust may need to take other action in order for the Trust’s filings with the SEC containing financial statements to be deemed compliant with applicable securities laws. Such additional actions could result in additional costs, impair the ability of the Funds to issue new shares or have other material adverse effects on the Funds. The SEC no-action relief was initially set to expire 18 months from issuance, but has been extended by the SEC without an expiration date, except that the no-action letter will be withdrawn upon the effectiveness of any amendments to the Loan Rule designed to address the concerns expressed in the letter.

APPENDIX A

PROXY VOTING GUIDELINES

Applicable to

Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust (collectively, the “Trusts”)

Risk Addressed by Policy	Breach of fiduciary duty to clients under the Investment Advisers Act of 1940 by placing Invesco’s interests ahead of clients’ best interests in voting proxies

Relevant Law and Other Sources	Investment Advisers Act of 1940

Approved/Adopted Date	June 24, 2014

Last Amended	June 8, 2018

I. GENERAL POLICY

Invesco Capital Management LLC (“ICM” or the “Adviser”) has adopted proxy voting policies with respect to securities owned by series of the Invesco Exchange-Traded Fund Trust, the Invesco Exchange-Traded Fund Trust II, the Invesco Actively Managed Exchange-Traded Fund Trust, the Invesco India Exchange-Traded Fund Trust, the Invesco Actively Managed Exchange-Traded Commodity Fund Trust and the Invesco Exchange-Traded Self-Indexed Fund Trust (collectively, the “Funds”) for which it serves as investment adviser and has been delegated the authority to vote proxies. ICM’s proxy voting policies are designed to provide that proxies are voted in the best interests of shareholders.

Invesco Ltd., the parent to the Adviser, has adopted a global policy statement on corporate governance and proxy voting (the “Global Invesco Policy”) (see exhibit A), which details Invesco’s views on governance matters and describes the proxy administration and governance approach. The Adviser votes proxies by utilizing the procedures and mechanisms outlined in the Global Invesco Policy, while maintaining the Fund-specific guidelines described below:

Overlapping Securities

In instances where both a Fund and a fund advised by an Invesco Ltd. entity hold an equity security (“Overlapping Securities”), the Adviser will vote proxies in accordance with the recommendation of an Invesco Ltd. adviser based on the comprehensive proxy review and under the Global Invesco Policy. The Global Invesco Policy is overseen by the Invesco Proxy Advisory Committee (“IPAC”), which also orchestrates the review and analysis of the top twenty-five proxy voting matters, measured by overall size of holdings by funds within the Invesco family. The Adviser consults with the IPAC on specific proxy votes and general proxy voting matters as it deems necessary. In addition, as part of the Global Invesco Proxy Voting Process, the IPAC oversees instances when possible conflicts of interest arise among funds. (Please see the Global Invesco Policy for the detailed conflicts of interest approach.)

In instances where the global proxy administration team does not receive a recommendation in a timely manner, the proxy administration team will automatically vote such ballots in accordance with Invesco’s custom guidelines established in Invesco’s global proxy voting policy and US guidelines.

Non-Overlapping Securities

In instances where securities are held only by a Fund and not also by an Invesco Ltd. active equity entity fund, the Adviser will instruct the proxy administration team to vote proxies in accordance with said Invesco custom guidelines implemented by ISS, Invesco’s vote execution agent.

Under this Policy, the Adviser retains the power to vote contrary to the recommendation of the Invesco Voting Process (for Overlapping Securities) or Invesco’s custom guidelines (for Non-Overlapping Securities) at its discretion, so long as the reasons for doing so are well documented.

II. PROXY CONSTRAINTS

The Adviser will approach proxy constraints according to the Invesco global statement on corporate governance and proxy voting.

III. SPECIAL POLICY

Certain Funds pursue their investment objectives by investing in other registered investment companies pursuant to an exemptive order granted by the Securities and Exchange Commission. The relief granted by that order is conditioned upon complying with a number of undertakings, some of which require a Fund to vote its shares in an acquired investment company in the same proportion as other holders of the acquired fund’s shares. In instances in which a Fund is required to vote in this manner to rely on the exemptive order, the Adviser will vote shares of these acquired investment companies in compliance with the voting mechanism required by the order.

IV. RESOLVING POTENTIAL CONFLICTS OF INTEREST

Voting of Proxies Related to Invesco Ltd.

The Adviser will approach conflicts of interest in accordance with Invesco’s global policy statement on corporate governance and proxy voting.

Exhibit A to Appendix A

Invesco’s Policy Statement on Global Corporate Governance and Proxy Voting

I.	Guiding Principles and Philosophy

Public companies hold shareholder meetings, attended by the company’s executives, directors, and shareholders, during which important issues, such as appointments to the company’s board of directors, executive compensation, and auditors, are addressed and where applicable, voted on. Proxy voting gives shareholders the opportunity to vote on issues that impact the company’s operations and policies without being present at the meetings.

Invesco views proxy voting as an integral part of its investment management responsibilities and believes that the right to vote proxies should be managed with the same high standards of care and fiduciary duty to its clients as all other elements of the investment process. Invesco’s proxy voting philosophy, governance structure and process are designed to ensure that proxy votes are cast in accordance with clients’ best interests, which Invesco interprets to mean clients’ best economic interests, this Policy and the operating guidelines and procedures of Invesco’s regional investment centers.

Invesco investment teams vote proxies on behalf of Invesco-sponsored funds and non-fund advisory clients that have explicitly granted Invesco authority in writing to vote proxies on their behalf.

The proxy voting process at Invesco, which is driven by investment professionals, focuses on maximizing long-term value for our clients, protecting clients’ rights and promoting governance structures and practices that reinforce the accountability of corporate management and boards of directors to shareholders. Invesco takes a nuanced approach to voting and, therefore, many matters to be voted upon are reviewed on a case by case basis.

Votes in favor of board or management proposals should not be interpreted as an indication of insufficient consideration by Invesco fund managers. Such votes may reflect the outcome of past or ongoing engagement and active ownership by Invesco with representatives of the companies in which we invest.

II.	Applicability of this Policy

This Policy sets forth the framework of Invesco’s corporate governance approach, broad philosophy and guiding principles that inform the proxy voting practices of Invesco’s investment teams around the world. Given the different nature of these teams and their respective investment processes, as well as the significant differences in regulatory regimes and market practices across jurisdictions, not all aspects of this Policy may apply to all Invesco investment teams at all times. In the case of a conflict between this Policy and the operating guidelines and procedures of a regional investment center the latter will control.

III.	Proxy Voting for Certain Fixed Income, Money Market Accounts and Index

For proxies held by certain client accounts managed in accordance with fixed income, money market and index strategies (including exchange traded funds), Invesco will typically vote in line with the majority holder of the active-equity shares held by Invesco outside of those strategies (“Majority Voting”). In this manner Invesco seeks to leverage the active-equity expertise and comprehensive proxy voting reviews conducted by teams employing active-equity strategies, which typically incorporate analysis of proxy issues as a core component of the investment process. Portfolio managers for accounts employing Majority Voting still retain full discretion to override Majority Voting and to vote the shares as they determine to be in the best interest of those accounts, absent certain types of conflicts of interest, which are discussed elsewhere in this Policy.

IV.	Conflicts of Interest

There may be occasions where voting proxies may present a real or perceived conflict of interest between Invesco, as investment manager, and one or more of Invesco’s clients or vendors. Under Invesco’s Code of Conduct, Invesco entities and individuals are strictly prohibited from putting personal benefit, whether tangible or intangible, before the interests of clients. “Personal benefit” includes any intended benefit for Invesco, oneself or any other individual, company, group or organization of any kind whatsoever, except a benefit for the relevant Invesco client.

Firm-level Conflicts of Interest

A conflict of interest may exist if Invesco has a material business relationship with, or is actively soliciting business from, either the company soliciting a proxy or a third party that has a material interest in the outcome of a proxy vote or that is actively lobbying for a particular outcome of a proxy vote (e.g., issuers that are distributors of Invesco’s products, or issuers that employ Invesco to manage portions of their retirement plans or treasury accounts). Invesco’s proxy governance team maintains a list of all such issuers for which a conflict of interest exists.

If the proposal that gives rise to the potential conflict is specifically addressed by this Policy or the operating guidelines and procedures of the relevant regional investment center, Invesco generally will vote the proxy in accordance therewith. Otherwise, based on a majority vote of its members, the Global IPAC (as described below) will vote the proxy.

Because this Policy and the operating guidelines and procedures of each regional investment center are pre-determined and crafted to be in the best economic interest of clients, applying them to vote client proxies should, in most instances, adequately resolve any potential conflict of interest. As an additional safeguard, persons from Invesco’s marketing, distribution and other customer-facing functions may not serve on the Global IPAC. For the avoidance of doubt, Invesco may not consider Invesco Ltd.’s pecuniary interest when voting proxies on behalf of clients.

Personal Conflicts of Interest

A conflict also may exist where an Invesco employee has a known personal relationship with other proponents of proxy proposals, participants in proxy contests, corporate directors, or candidates for directorships.

All Invesco personnel with proxy voting responsibilities are required to report any known personal conflicts of interest regarding proxy issues with which they are involved. In such instances, the individual(s) with the conflict will be excluded from the decision-making process relating to such issues.

Other Conflicts of Interest

In order to avoid any appearance of a conflict of interest, Invesco will not vote proxies issued by, or related to matters involving, Invesco Ltd. that may be held in client accounts from time to time.11 Shares of an Invesco-sponsored fund held by other Invesco funds will be voted in the same proportion as the votes of external shareholders of the underlying fund.

V.	Use of Third-Party Proxy Advisory Services

Invesco may supplement its internal research with information from third-parties, such as proxy advisory firms. However, Invesco generally retains full and independent discretion with respect to proxy voting decisions.

As part of its fiduciary obligation to clients, Invesco performs extensive initial and ongoing due diligence on the proxy advisory firms it engages. This includes reviews of information regarding the capabilities of their research staffs and internal controls, policies and procedures, including those relating to possible conflicts of interest. In addition, Invesco regularly monitors and communicates with these firms and monitors their compliance with Invesco’s performance and policy standards.

1

Generally speaking, Invesco does not invest for its clients in the shares of Invesco Ltd., however, limited exceptions apply in the case of funds or accounts designed to track an index that includes Invesco Ltd. as a component.

VI.	Global Proxy Voting Platform and Administration

Guided by its philosophy that investment teams should manage proxy voting, Invesco has created the Global Invesco Proxy Advisory Committee (“Global IPAC”). The Global IPAC is a global investments-driven committee comprised of representatives from various investment management teams and Invesco’s Global Head of Proxy Governance and Responsible Investment (“Head of Proxy Governance”). The Global IPAC provides a forum for investment teams to monitor, understand and discuss key proxy issues and voting trends within the Invesco complex. Absent a conflict of interest, the Global IPAC representatives, in consultation with the respective investment team, are responsible for voting proxies for the securities the team manages (unless such responsibility is explicitly delegated to the portfolio managers of the securities in question) In addition to the Global IPAC, for some clients, third parties (e.g., U.S. mutual fund boards) provide oversight of the proxy process. The Global IPAC and Invesco’s proxy administration and governance team, compliance and legal teams regularly communicate and review this Policy and the operating guidelines and procedures of each regional investment center to ensure that they remain consistent with clients’ best interests, regulatory requirements, governance trends and industry best practices.

Invesco maintains a proprietary global proxy administration platform, known as the “fund manager portal” and supported by the Head of Proxy Governance and a dedicated team of internal proxy specialists. The platform streamlines the proxy voting and ballot reconciliation processes, as well as related functions, such as share blocking and managing conflicts of interest issuers. Managing these processes internally, as opposed to relying on third parties, gives Invesco greater quality control, oversight and independence in the proxy administration process.

The platform also includes advanced global reporting and record-keeping capabilities regarding proxy matters that enable Invesco to satisfy client, regulatory and management requirements. Historical proxy voting information, including commentary by investment professionals regarding the votes they cast, where applicable, is stored to build institutional knowledge across the Invesco complex with respect to individual companies and proxy issues. Certain investment teams also use the platform to access third-party proxy research.

VII.	Non-Votes

In the great majority of instances, Invesco is able to vote proxies successfully. However, in certain circumstances Invesco may refrain from voting where the economic or other opportunity costs of voting exceeds any anticipated benefits of that proxy proposal. In addition, there may be instances in which Invesco is unable to vote all of its clients’ proxies despite using commercially reasonable efforts to do so. For example:

•

Invesco may not receive proxy materials from the relevant fund or client custodian with sufficient time and information to make an informed independent voting decision. In such cases, Invesco may choose not to vote, to abstain from voting, to vote in line with management or to vote in accordance with proxy advisor recommendations. These matters are left to the discretion of the fund manager.

•

If the security in question is on loan as part of a securities lending program, Invesco may determine that the benefit to the client of voting a particular proxy is outweighed by the revenue that would be lost by terminating the loan and recalling the securities.

•

In some countries the exercise of voting rights imposes temporary transfer restrictions on the related securities (“share blocking”). Invesco generally refrains from voting proxies in share-blocking countries unless Invesco determines that the benefit to the client(s) of voting a specific proxy outweighs the client’s temporary inability to sell the security.

•

Some companies require a representative to attend meetings in person in order to vote a proxy. In such cases, Invesco may determine that the costs of sending a representative or signing a power-of-attorney outweigh the benefit of voting a particular proxy.

VIII.	Proxy Voting Guidelines

The following guidelines describe Invesco’s general positions on various common proxy voting issues. This list is not intended to be exhaustive or prescriptive. As noted above, Invesco’s proxy process is investor-driven, and each fund manager retains ultimate discretion to vote proxies in the manner they deem most appropriate, consistent with Invesco’s proxy voting principles and philosophy discussed in Sections I through IV. Individual proxy votes therefore will differ from these guidelines from time to time.

A.	Shareholder Access and Treatment of Shareholder Proposals

Invesco reviews on a case by case basis but generally votes in favor of proposals that would increase shareholders’ opportunities to express their views to boards of directors, proposals that would lower barriers to shareholder action, and proposals to promote the adoption of generally accepted best practices in corporate governance, provided that such proposals would not require a disproportionate amount of management attention or corporate resources or otherwise that may inappropriately disrupt the company’s business and main purpose, usually set out in their reporting disclosures and business model. Likewise, Invesco reviews on a case by case basis but generally votes for shareholder proposals that are designed to protect shareholder rights if a company’s corporate governance standards indicate that such additional protections are warranted (for example, where minority shareholders’ rights are not adequately protected).

B.	Environmental, Social and Corporate Responsibility Issues

Invesco believes that a company’s long-term response to environmental, social and corporate responsibility issues can significantly affect its long-term shareholder value. We recognize that to manage a corporation effectively, directors and management may consider not only the interests of shareholders, but also the interests of employees, customers, suppliers, creditors and the local community, among others. While Invesco generally affords management discretion with respect to the operation of a company’s business, Invesco will evaluate such proposals on a case by case basis and will vote proposals relating to these issues in a manner intended to maximize long-term shareholder value.

C.	Capitalization Structure Issues

i.	Stock Issuances

Invesco generally supports a board’s decisions about the need for additional capital stock to meet ongoing corporate needs, except where the request could adversely affect Invesco clients’ ownership stakes or voting rights. Some capitalization proposals, such as those to authorize common or preferred stock with special voting rights or to issue additional stock in connection with an acquisition, may require additional analysis. Invesco generally opposes proposals to authorize classes of preferred stock with unspecified voting, conversion, dividend or other rights (“blank check” stock) when they appear to be intended as an anti-takeover mechanism; such issuances may be supported when used for general financing purposes.

ii.	Stock Splits

Invesco generally supports a board’s proposal to increase common share authorization for a stock split, provided that the increase in authorized shares would not result in excessive dilution given the company’s industry and performance in terms of shareholder returns.

iii.	Share Repurchases

Invesco generally supports a board’s proposal to institute open-market share repurchase plans only if all shareholders participate on an equal basis.

D.	Corporate Governance Issues

i.	Board of Directors

1.	Director Nominees in Uncontested Elections

Subject to the other considerations described below, in an uncontested director election for a company without a controlling shareholder, Invesco generally votes in favor of the director slate if it is comprised of at least a majority of independent directors and if the board’s key committees are fully independent, effective and balanced. Key committees include the audit, compensation/remuneration and governance/nominating committees. Invesco’s standard of independence excludes directors who, in addition to the directorship, have any material business or family relationships with the companies they serve.

2.	Director Nominees in Contested Elections

Invesco recognizes that short-term investment sentiments influence the corporate governance landscape and may influence companies in Invesco clients’ portfolios and more broadly across the market. Invesco recognizes that short-term investment sentiment may conflict with long-term value creation and as such looks at each proxy contest matter on a case by case basis, considering factors such as:

•	Long-term financial performance of the company relative to its industry,

•	Management’s track record,

•	Background to the proxy contest,

•	Qualifications of director nominees (both slates),

•	Evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met, and

•	Stock ownership positions in the company.

3.	Director Accountability

Invesco generally withholds votes from directors who exhibit a lack of accountability to shareholders. Examples include, without limitation, poor attendance (less than 75%, absent extenuating circumstances) at meetings, failing to implement shareholder proposals that have received a majority of votes and/or by adopting or approving egregious corporate-governance or other policies. In cases of material financial restatements, accounting fraud, habitually late filings, adopting shareholder rights plan (“poison pills”) without shareholder approval, or other areas of poor performance, Invesco may withhold votes from some or all of a company’s directors. In situations where directors’ performance is a concern, Invesco may also support shareholder proposals to take corrective actions such as so-called “clawback” provisions.

4.	Director Independence

Invesco generally supports proposals to require a majority of directors to be independent unless particular circumstances make this not feasible or in the best interests of shareholders. We generally vote for proposals that would require the board’s audit, compensation/remuneration, and/or governance/nominating committees to be composed exclusively of independent directors since this minimizes the potential for conflicts of interest.

5.	Director Indemnification

Invesco recognizes that individuals may be reluctant to serve as corporate directors if they are personally liable for all related lawsuits and legal costs. As a result, reasonable limitations on directors’ liability can benefit a company and its shareholders by helping to attract and retain qualified directors while preserving recourse for shareholders in the event of misconduct by directors. Invesco, therefore, generally supports proposals to limit directors’ liability and provide indemnification and/or exculpation, provided that the arrangements are limited to the director acting honestly and in good faith with a view to the best interests of the company and, in criminal matters, are limited to the director having reasonable grounds for believing the conduct was lawful.

6.	Separate Chairperson and CEO

Invesco evaluates these proposals on a case by case basis, recognizing that good governance requires either an independent chair or a qualified, proactive, and lead independent director.

Voting decisions may take into account, among other factors, the presence or absence of:

•	a designated lead director, appointed from the ranks of the independent board members, with an established term of office and clearly delineated powers and duties;

•	a majority of independent directors;

•	completely independent key committees;

•	committee chairpersons nominated by the independent directors;

•	CEO performance reviewed annually by a committee of independent directors; and

•	established governance guidelines.

7.	Majority/Supermajority/Cumulative Voting for Directors

The right to elect directors is the single most important mechanism shareholders have to promote accountability. Invesco generally votes in favor of proposals to elect directors by a majority vote. Except in cases where required by law in the jurisdiction of incorporation or when a company has adopted formal governance principles that present a meaningful alternative to the majority voting standard, Invesco generally votes against actions that would impose any supermajority voting requirement, and generally supports actions to dismantle existing supermajority requirements.

The practice of cumulative voting can enable minority shareholders to have representation on a company’s board. Invesco generally opposes such proposals as unnecessary where the company has adopted a majority voting standard. However, Invesco generally supports proposals to institute the practice of cumulative voting at companies whose overall corporate-governance standards indicate a particular need to protect the interests of minority shareholders.

8.	Staggered Boards/Annual Election of Directors

Invesco generally supports proposals to elect each director annually rather than electing directors to staggered multi-year terms because annual elections increase a board’s level of accountability to its shareholders.

9.	Board Size

Invesco believes that the number of directors is an important factor to consider when evaluating the board’s ability to maximize long-term shareholder value. Invesco approaches proxies relating to board size on a case by case basis but generally will defer to the board with respect to determining the optimal number of board members, provided that the proposed board size is sufficiently large to represent shareholder interests and sufficiently limited to remain effective.

10.	Term Limits for Directors

Invesco believes it is important for a board of directors to examine its membership regularly with a view to ensuring that the company continues to benefit from a diversity of director viewpoints and experience. We generally believe that an individual board’s nominating committee is best positioned to determine whether director term limits would be an appropriate measure to help achieve these goals and, if so, the nature of such limits.

ii. Audit Committees and Auditors

1.	Qualifications of Audit Committee and Auditors

Invesco believes a company’s Audit Committee has a high degree of responsibility to shareholders in matters of financial disclosure, integrity of the financial statements and effectiveness of a company’s internal controls. Independence, experience and financial expertise are critical elements of a well-functioning Audit Committee. When electing directors who are members of a company’s Audit Committee, or when ratifying a company’s auditors, Invesco considers the past performance of the Audit Committee and holds its members accountable for the quality of the company’s financial statements and reports.

2.	Auditor Indemnifications

A company’s independent auditors play a critical role in ensuring and attesting to the integrity of the company’s financial statements. It is therefore essential that they perform their work in accordance with the highest standards. Invesco generally opposes proposals that would limit the liability of or indemnify auditors because doing so could serve to undermine this obligation.

3.	Adequate Disclosure of Auditor Fees

Understanding the fees earned by the auditors is important for assessing auditor independence. Invesco’s support for the re-appointment of the auditors will take into consideration the availability of adequate disclosure concerning the amount and nature of audit versus non-audit fees. Invesco generally will support proposals that call for this disclosure if it is not already being made.

E.	Remuneration and Incentives

Invesco believes properly constructed compensation plans that include equity ownership are effective in creating incentives that induce management and employees of portfolio companies to create greater shareholder wealth. Invesco generally supports equity compensation plans that promote the proper alignment of incentives with shareholders’ long-term interests, and generally votes against plans that are overly dilutive to existing shareholders, plans that contain objectionable structural features, and plans that appear likely to reduce the value of the client’s investment.

i. Independent Compensation/Remuneration Committee

Invesco believes that an independent, experienced and well-informed compensation/remuneration committee is critical to ensuring that a company’s remuneration practices align with shareholders’ interests and, therefore, generally supports proposals calling for a compensation/remuneration committee to be comprised solely of independent directors.

ii. Advisory Votes on Executive Compensation

Invesco believes that an independent compensation/remuneration committee of the board, with input from management, is generally best positioned to determine the appropriate components and levels of executive compensation, as well as the appropriate frequency of related shareholder advisory votes. This is particularly the case where shareholders have the ability to express their views on remuneration matters through annual votes for or against the election of the individual directors who comprise the compensation/remuneration committee. Invesco, therefore, generally will support management’s recommendations with regard to the components and levels of executive compensation and the frequency of shareholder advisory votes on executive compensation. However, Invesco will vote against such recommendations where Invesco determines that a company’s executive remuneration policies are not properly aligned with shareholder interests or may create inappropriate incentives for management.

iii. Equity Based Compensation Plans

Invesco generally votes against plans that contain structural features that would impair the alignment of incentives between shareholders and management. Such features include, without limitation, the ability to reprice or reload options without shareholder approval, the ability to issue options below the stock’s current market price, or the ability to replenish shares automatically without shareholder approval.

iv. Severance Arrangements

Invesco considers proposed severance arrangements (sometimes known as “golden parachute” arrangements) on a case-by-case basis due to the wide variety among their terms. Invesco acknowledges that in some cases such arrangements, if reasonable, may be in shareholders’ best interests as a method of attracting and retaining high quality executive talent. Invesco generally votes in favor of proposals requiring advisory shareholder ratification of senior executives’ severance agreements while generally opposing proposals that require such agreements to be ratified by shareholders in advance of their adoption.

v. “Claw Back” Provisions

Invesco generally supports so called “claw back” policies intended to recoup remuneration paid to senior executives based upon materially inaccurate financial reporting (as evidenced by later restatements) or fraudulent accounting or business practices.

vi. Employee Stock Purchase Plans

Invesco generally supports employee stock purchase plans that are reasonably designed to provide proper incentives to a broad base of employees, provided that the price at which employees may acquire stock represents a reasonable discount from the market price.

F.	Anti-Takeover Defenses; Reincorporation

Measures designed to protect a company from unsolicited bids can adversely affect shareholder value and voting rights, and they have the potential to create conflicts of interests among directors, management and shareholders. Such measures include adopting or renewing shareholder rights plans (“poison pills”), requiring supermajority voting on certain corporate actions, classifying the election of directors instead of electing each director to an annual term, or creating separate classes of common or preferred stock with special voting rights. In determining whether to support a proposal to add, eliminate or restrict anti-takeover measures, Invesco will examine the particular elements of the proposal to assess the degree to which it would adversely affect shareholder rights of adopted. Invesco generally supports shareholder proposals directing companies to subject their anti-takeover provisions to a shareholder vote. Invesco generally opposes payments by companies to minority shareholders intended to dissuade such shareholders from pursuing a takeover or other changes (sometimes known as “greenmail”) because these payments result in preferential treatment of some shareholders over others.

Reincorporation involves re-establishing the company in a different legal jurisdiction. Invesco generally will vote for proposals to reincorporate a company provided that the board and management have demonstrated sound financial or business reasons for the move. Invesco generally will oppose proposals to reincorporate if they are solely part of an anti-takeover defense or intended to limit directors’ liability.

APPENDIX B

Regular Holidays for Various Securities Markets

and Settlement Periods Greater than Seven Days for Calendar Year 2018

The dates in calendar year 2018 (the only dates which are available as of the date of this SAI) of the regular holidays affecting the securities markets of various countries, as well as the dates of the regular holidays in calendar year 2018 that may cause settlement periods to be greater than seven days, including the potential worst-case settlement dates, are as follows.*

Argentina

January 1	March 30	June 20	November 6

February 12	April 2	July 9	December 19

February 13	May 1	August 20	December 25

March 29	May 25	October 15

Australia

January 1	April 2	December 25

January 26	April 25	December 26

March 30	June 11

Austria

January 1	May 10	October 26	December 26

March 30	May 21	November 1	December 31

April 2	May 31	December 24

May 1	August 15	December 25

Bahrain

January 1	August 22	September 19	December 16

May 1	August 23	September 20	December 17

June 17	September 11	November 20

Bangladesh

February 21	June 12	August 22	December 25

March 26	June 17	August 23	December 31

April 29	July 1	September 2

May 1	August 15	November 21

May 2	August 21	December 16

Belgium

January 1	May 10	December 25

March 30	May 21	December 26

April 2	August 15

May 1	November 1

Benin

January 1	May 21	August 15	November 21

April 2	June 11	August 22	December 25

May 1	June 15	November 1

May 10	August 7	November 15

Bermuda

January 1	June 18	September 3	December 26

March 30	August 2	November 12

May 25	August 3	December 25

Botswana

January 1	May 1	July 17	December 26

January 2	May 10	October 1

March 30	July 2	October 2
April 2	July 16	December 25

Brazil

January 1	March 30	November 2

January 25	May 1	November 15

February 12	May 31	November 20

February 12	July 9	December 24

February 13	September 7	December 25

February 14	October 12

Bulgaria

January 1	April 6	May 24	December 25

March 5	April 9	September 6	December 26

March 30	May 1	September 24

April 2	May 7	December 24

Burkina Faso

January 1	May 21	August 15	November 21

April 2	June 11	August 22	December 25

May 1	June 15	November 1

May 10	August 7	November 15

Canada

January 1	May 21	September 3	December 26

January 2	June 25	October 8

February 19	July 2	November 12

March 30	August 6	December 25

Cayman Islands

January 1	March 30	September 3	November 22

January 15	May 28	October 8	December 25

February 19	July 4	November 12

Channel Islands

January 1	April 2	July 4	November 22

January 2	May 7	August 27	December 24

January 15	May 7	September 3	December 25

February 19	May 9	October 8	December 26

March 30	May 28	November 12

Chile

January 1	May 21	September 17	November 1

January 16	July 2	September 18	November 2

March 30	July 16	September 19	December 25

May 1	August 15	October 15	December 31

China A Share

January 1	February 20	April 30	October 1

February 15	February 21	May 1	October 2

February 16	April 5	June 18	October 3

February 19	April 6	September 24	October 4

October 5

China B. Share

January 1	February 21	June 18	October 4

February 15	April 5	September 24	October 5

February 16	April 6	October 1

February 19	April 30	October 2

February 20	May 1	October 3

China B Share (Shanghai)

January 1	May 28	October 8	December 25

January 15	Jul 4	November 12

February19	September 3	November 22

China B Share (Shenzhen)

March 30	September 25

April 2	October 17

May 22	December 25

July 2	December 26

Colombia

January 1	May 14	August 20

January 8	June 4	October 15

March 19	June 11	November 5

March 29	July 2	November 12

March 30	July 20	December 25

May 1	August 7

Costa Rica

January 1	March 29	July 25	December 25

March 26	March 30	August 2

March 27	April 11	August 15

March 28	May 1	October 12

Croatia

January 1	June 22	December 24

March 30	June 25	December 25

April 2	August 15	December 26

May 1	October 8	December 31

May 31	November 1

Cyprus

January 1	April 6	May 28	December 25

February 19	April 9	August 15	December 26

March 30	April 10	October 1

April 2	May 1	December 24

Czech Republic

January 1	May 1	July 6	December 25

March 30	May 8	September 28	December 26

April 2	July 5	December 24

Denmark

January 1	April 27	May 21	December 26

March 29	May 1	June 5	December 31

March 30	May 10	December 24

April 2	May 11	December 25

Egypt

January 1	April 9	July 23	September 11

January 7	April 25	August 20	November 20

January 25	May 1	August 21

April 8	July 1	August 22

* The Egyptian market is closed every Friday.

Estonia

January 1	May 10	December 26

March 30	August 20	December 31

April 2	December 24

May 1	December 25

Euromarkets

January 1	December 25

Finland

January 1	May 1	December 6	December 26

March 30	May 10	December 24	December 31

April 2	June 22	December 25

France

January 1	May 8	November 1

March 30	May 10	December 25

April 2	May 21	December 26

May 1	August 15

Germany

January 1	May 10	December 24

March 30	May 21	December 25

April 2	May 31	December 26

May 1	October 3	December 31

Ghana

January 1	May 1	August 22	December 26

March 6	May 25	September 21

March 30	June 15	December 7

April 2	July 2	December 25

Greece

January 1	April 2	May 1	December 24

February 19	April 6	May 28	December 25

March 30	April 9	August 15	December 26

Guinea Bissau

January 1	May 21	August 15	November 21

April 2	June 11	August 22	December 25

May 1	June 15	November 1

May 10	August 7	November 15

Hong Kong

January 1	April 2	June 18	October 17

February 16	April 5	July 2	December 25

February 19	May 1	September 25	December 26

March 30	May 22	October 1

Hong Kong (Bond Connect)

January 1	March 30	May 22	October 2

February 11	April 2	June 18	October 3

February 15	April 5	July 2	October 4

February 16	April 6	September 24	October 5

February 19	April 8	September 25	October 17

February 20	April 28	September 29	December 25

February 21	April 30	September 30	December 26

February 24	May 1	October 1

Hong Kong (Stock Connect)

January 1	April 2	June 29	October 4

February 15	April 5	July 2	October 5

February 16	April 6	September 21	October 16

February 19	April 30	September 24	October 17

February 20	May 1	September 25	December 24

February 21	May 21	October 1	December 25

March 29	May 22	October 2	December 26

March 30	June 18	October 3

Hungary

January 1	April 30	November 1	December 26

March 10	May 1	November 2	December 31

March 15	May 21	November 10

March 16	August 20	December 1

March 30	October 13	December 15

April 2	October 22	December 24

April 21	October 23	December 25

Iceland

January 1	April 19	August 6	December 31

March 29	May 1	December 24

March 30	May 10	December 25

April 2	May 21	December 26

India

January 26	March 30	September 13	November 21

February 13	April 30	September 20	November 23

February 19	May 1	October 2	December 25

March 2	August 15	October 18

March 29	August 17	November 7

	August 22	November 8

Indonesia

January 1	May 29	June 18	December 24

February 16	June 1	June 19	December 25

March 30	June 13	August 17	December 31

May 1	June 14	August 22

May 10	June 15	September 11

November 20

Ireland

January 1	May 1	August 6	November 12

January 15	May 7	August 27	November 22

February 19	May 28	September 3	December 24

March 19	June 4	October 8	December 25

March 30	July 4	October 29	December 31

April 2

Israel

March 1	September 10	September 30

April 5	September 11	October 1

April 6	September 18

April 19	September 19

May 20	September 23

July 22	September 24

September 9

* The Israeli market is closed every Friday.

Italy

January 1	May 1	December 25

March 30	August 15	December 26

April 2	December 24	December 31

Ivory Coast

January 1	May 21	August 15	November 21

April 2	June 11	August 22	December 25

May 1	June 15	November 1

May 10	August 7	November 15

Japan

January 1	April 30	October 8

January 2	May 3	November 23

January 3	May 4	December 24

January 8	July 16	December 31

February 12	September 17

March 21	September 24

Jordan

January 1	August 22	November 21

May 1	August 23	December 25

June 17	September 12

August 21

Kazakhstan

January 1	March 22	May 7	August 31

January 2	March 23	May 8	December 3

March 3	April 28	May 9	December 17

March 8	April 30	July 6	December 18

March 9	May 1	August 25	December 29

March 21	May 5	August 30	December 31
Kenya

January 1	May 1	December 12

March 30	June 1	December 25

April 2	June 15	December 26

Kuwait

January 1	June 17	August 23

February 25	August 20	September 11

February 26	August 21	November 22

April 15	August 22

* The Kuwaiti market is closed every Friday.

Latvia

January 1	May 4	December 26

March 30	May 10	December 31

April 2	November 19

April 30	December 24

May 1	December 25

Lithuania

January 1	April 2	July 6	December 24

February 16	May 1	August 15	December 25

March 30	May 10	November 1	December 26

Luxembourg

January 1	April 2	December 24	December 26

March 30	May 1	December 25	December 31

Malawi

January 1	March 5	April 2	December 25

January 15	March 30	July 6	December 26

June 15	May 1	October 15

May 14

Malaysia

January 1	May 1	August 31	November 20

January 31	May 29	September 10	December 25

February 1	June 14	September 11

February 15	June 15	September 17

February 16	August 22	November 6

Mali

January 1	May 21	August 15	November 21

April 2	June 11	August 22	December 25

May 1	June 15	November 1

May 10	August 7	November 15

Malta

January 1	April 2	August 15	December 26

January 2	May 1	September 21

March 19	June 7	December 13

March 30	June 29	December 25

Mauritius

January 1	February 13	August 15	December 25

January 2	February 16	September 14

January 31	March 12	November 2

February 1	May 1	November 7

Mexico

January 1	March 29	November 2	December 25

February 5	March 30	November 19

March 19	May 1	December 12

Morocco

January 1	June 14	August 20	September 11

January 11	July 30	August 21	November 6

May 1	August 14	August 22	November 20

Namibia

January 1	April 27	August 9	December 17

March 21	May 1	August 27	December 25

March 30	May 4	September 24	December 26

April 2	May 25	December 10

Netherlands

January 1	May 1	November 1	December 26

March 30	May 10	December 25

April 2	May 21

New Zealand

January 1	January 29	April 2	October 22

January 2	February 6	April 25	December 25

January 22	March 30	June 4	December 26

Niger

January 1	May 21	August 15	November 21

April 2	June 11	August 22	December 25

May 1	June 15	November 1

May 10	August 7	November 15

Nigeria

January 1	May 1	June 18	October 1

March 30	May 29	August 22	November 19

April 2	June 15	August 23	December 25

Norway

January 1	April 2	May 21	December 31

March 28	May 1	December 24

March 29	May 10	December 25

March 30	May 17	December 26

Oman

January 1	July 23	September 11	November 20

June 17	August 22	November 18

June 18	August 23	November 19

* The Oman market is closed every Friday.

Pakistan

January 1	June 15	August 23	November 20

February 5	June 18	August 24	December 25

March 23	July 2	September 20

May 1	August 22	September 21

Panama

January 1	March 30	November 26

January 9	May 1	December 25

February 13	November 5	December 31

Peru

January 1	May 1	August 31	December 25

January 2	June 29	October 8

March 29	July 27	November 1

March 30	August 30	November 2

Philippines

January 1	April 9	November 1	December 31

January 2	May 1	November 2

February 16	June 12	November 30

March 29	August 21	December 24

March 30	August 27	December 25

Poland

January 1	May 1	November 1	December 31

January 2	May 3	December 24

March 30	May 31	December 25

April 2	August 15	December 26

Portugal

January 1	May 1	October 5

March 30	May 31	November 1

April 2	June 13	December 25

April 25	August 15	December 26

Qatar

January 1	June 17	August 20	December 18

February 13	June 18	August 21

March 4	June 19	August 22

* The Qatari market is closed every Friday.

Romania

January 1	May 1	November 30

January 2	May 28	December 25

January 24	June 1	December 26

April 9	August 15

Russia

January 1	January 8	April 30	June 11

January 2	February 23	May 1	June 12

January 3	March 8	May 2	November 5

January 4	March 9	May 9	December 29

January 5	April 28	June 9	December 31

Saudi Arabia

June 17	June 20	August 26

June 18	August 22	September 23

June 19	August 23

Senegal

January 1	May 21	August 15	November 21

April 2	June 11	August 22	December 25

May 1	June 15	November 1

May 10	August 7	November 15

Serbia

January 1	February 16	May 1

January 2	April 6	May 2

February 15	April 9	November 12

Singapore

January 1	May 1	August 9	December 25

February 16	May 29	August 22

March 30	June 15	November 6

Slovak Republic

January 1	May 1	November 1

January 2	May 8	December 24

March 30	July 5	December 25

April 2	August 29	December 26

Slovenia

January 1	April 2	June 25	December 24

January 2	April 27	August 15	December 25

February 8	May 1	October 31	December 26

March 30	May 2	November 1	December 31

South Africa

January 1	April 2	August 9	December 25

March 21	April 27	September 24	December 26

March 30	May 1	December 17

South Korea

January 1	May 7	September 24	December 25

February 15	May 22	September 25	December 31

February 16	June 6	September 26

March 1	June 13	October 3

May 1	August 15	October 9

Spain

January 1	April 2	November 1

March 19	May 1	December 6

March 29	August 15	December 25

March 30	October 12	December 26

Sri Lanka

January 1	March 1	May 1	August 22

January 15	March 30	May 29	September 24

January 31	April 13	June 15	October 24

February 5	April 20	June 27	November 6

February 13	April 30	July 27	November 20

November 22	December 25

Swaziland

January 1	April 19	July 23	December 26

January 5	April 25	August 27

March 30	May 1	September 6

April 2	May 10	December 25

Sweden

January 1	April 2	May 10	December 24

January 5	April 30	June 6	December 25

March 29	May 1	June 22	December 26

March 30	May 9	November 2	December 31

Switzerland

January 1	April 2	May 21	December 25

January 2	May 1	August 1	December 26

March 30	May 10	December 24	December 31

Taiwan

January 1	February 20	June 18

February 13	February 28	September 24

February 14	April 4	October 10

February 15	April 5	December 31

February 16	April 6

February 19	May 1

Tanzania

January 1	June 15	November 21

January 12	August 8	December 10

March 30	August 22	December 20

April 2	August 23	December 25

April 26	October 15	December 26

May 1	November 20

Thailand

January 1	April 13	July 27	October 23

January 2	April 16	July 30	December 5

March 1	May 1	August 13	December 10

April 6	May 29	October 15	December 31

Togo

January 1	May 21	August 15	November 21

April 2	June 11	August 22	December 25

May 1	June 15	November 1

May 10	August 7	November 15

Tunisia

January 1	June 15	August 22

March 20	July 25	September 10

April 9	August 13	October 15

May 1	August 21	November 20

Turkey

January 1	June 15	August 23

April 23	August 20	August 24

May 1	August 21	October 29

June 14	August 22

U.S.A.

January 1	March 30	September 3	November 22

January 15	May 28	October 8	December 25

February 19	July 4	November 12

Uganda

January 1	March 30	June 15	December 25

January 26	April 2	August 21	December 26

February 16	May 1	October 9

March 8	June 4	November 30

Ukraine

January 1	April 9	May 9	August 24

January 8	May 1	May 28	October 15

March 8	May 2	June 28

United Arab Emirates - ADX and DFM markets

January 1	August 21	November 20

June 14	August 22	December 2

August 20	September 11	December 3

* The United Arab Emirates market is closed every Friday.

United Arab Emirates - NASDAQ Dubai

January 1	July 4	September 11	December 2

January 15	August 20	October 8	December 3

February 19	August 21	November 12	December 25

May 28	August 22	November 20

June 14	September 3	November 22

* The United Arab Emirates market is closed every Friday.

United Kingdom

January 1	May 1	September 3	December 25

January 15	May 7	October 8	December 26

February 19	May 28	November 12	December 31

March 30	July 4	November 22

April 2	August 27	December 24

Uruguay

January 1	March 30	June 19	December 25

February 12	April 23	July 18

February 13	May 1	October 15

March 29	May 21	November 2

Vietnam

January 1	February 16	April 25	September 3

February 14	February 19	April 30

February 15	February 20	May 1

Zambia

January 1	April 2	July 3	December 25

March 8	May 1	August 6

March 12	May 25	October 18

March 30	July 2	October 24

Zimbabwe

January 1	April 18	August 14

February 21	May 1	December 25

March 30	May 25	December 26

April 2	August 13

* Holidays are subject to change without further notice.

The longest redemption cycle for the Funds is a function of the longest redemption cycles among the countries whose stocks comprise the Funds. In the calendar year 2018, the dates of the regular holidays affecting the following securities markets present the worst-case redemption cycle for the Fund are as follows:

SETTLEMENT PERIODS GREATER THAN SEVEN DAYS FOR YEAR 2018*

Country	Trade Date	Settlement Date	Number of Days to Settle
Brazil	2/7/2018	2/15/2018	8
	2/8/2018	2/16/2018	8
	2/9/2018	2/19/2018	10
China	2/12/2018	2/22/2018	10
A Share	2/13/2018	2/23/2018	10
	2/14/2018	2/26/2018	12
	9/26/2018	10/8/2018	12
	9/27/2018	10/9/2018	12
	9/28/2018	10/10/2018	12
China	2/12/2018	2/22/2018	10
B Share	2/13/2018	2/23/2018	10
	2/14/2018	2/26/2018	12
	9/26/2018	10/8/2018	12
	9/27/2018	10/9/2018	12
	9/28/2018	10/10/2018	12
Costa Rica	3/21/2018	4/2/2018	12
	3/22/2018	4/3/2018	12
	3/23/2018	4/4/2018	12
Indonesia	6/8/2018	6/20/2018	12
	6/11/2018	6/23/2018	12
	6/12/2018	6/24/2018	12
Jordan	8/17/2018	8/27/2018	10
	8/20/2018	8/28/2018	8
Kuwait	8/17/2018	8/27/2018	10
Malawi	1/8/2018	1/16/2018	8
	1/9/2018	1/17/2018	8
	1/10/2018	1/18/2018	8
	1/11/2018	1/19/2018	8
	1/12/2018	1/22/2018	10
	2/26/2018	3/6/2018	8
	2/27/2018	3/7/2018	8
	2/28/2018	3/8/2018	8
	3/1/2018	3/9/2018	8
	3/2/2018	3/12/2018	10
	3/23/2018	4/3/2018	11
	3/26/2018	4/4/2018	9
	3/27/2018	4/5/2018	9
	3/28/2018	4/6/2018	9
	3/29/2018	4/9/2018	11
	4/24/2018	5/2/2018	8
	4/25/2018	5/3/2018	8
	4/26/2018	5/4/2018	8

Country	Trade Date	Settlement Date	Number of Days to Settle
	4/27/2018	5/7/2018	10
	4/30/2018	5/8/2018	8
	5/7/2018	5/15/2018	8
	5/8/2018	5/16/2018	8
	5/9/2018	5/17/2018	8
	5/10/2018	5/18/2018	8
	5/11/2018	5/21/2018	10
	6/8/2018	6/16/2018	8
	6/11/2018	6/19/2018	8
	6/12/2018	6/20/2018	8
	6/13/2018	6/21/2018	8
	6/14/2018	6/22/2018	8
	6/29/2018	7/9/2018	10
	7/2/2018	7/10/2018	8
	7/3/2018	7/11/2018	8
	7/4/2018	7/12/2018	8
	7/5/2018	7/13/2018	8
	10/8/2018	10/16/2018	8
	10/9/2018	10/17/2018	8
	10/10/2018	10/18/2018	8
	10/11/2018	10/19/2018	8
	10/12/2018	10/22/2018	10
	12/18/2018	12/27/2018	9
	12/19/2018	12/28/2018	9
	12/20/2018	12/31/2018	11
	12/21/2018	1/1/2019	11
	12/24/2018	1/2/2019	9
Morocco	9/15/2018	9/23/2018	8
	9/16/2018	9/24/2018	8
	9/17/2018	9/27/2018	10
Namibia	3/14/2018	3/22/2018	8
	3/15/2018	3/23/2018	8
	3/16/2018	3/26/2018	10
	3/19/2018	3/27/2018	8
	3/20/2018	3/28/2018	8
	3/23/2018	4/3/2018	11
	3/26/2018	4/4/2018	9
	3/27/2018	4/5/2018	9
	3/28/2018	4/6/2018	9
	3/29/2018	4/9/2018	11
	4/20/2018	4/30/2018	10
	4/23/2018	5/2/2018	9
	4/24/2018	5/3/2018	9
	4/25/2018	5/7/2018	12
	4/26/2018	5/8/2018	12
	4/30/2018	5/9/2018	9
	5/2/2018	5/10/2018	8
	5/3/2018	5/11/2018	8
	5/18/2018	5/28/2018	10
	5/21/2018	5/29/2018	8
	5/22/2018	5/30/2018	8
	5/23/2018	5/31/2018	8
	5/24/2018	6/1/2018	8

Country	Trade Date	Settlement Date	Number of Days to Settle
	8/2/2018	8/10/2018	8
	8/3/2018	8/13/2018	10
	8/6/2018	8/14/2018	8
	8/7/2018	8/15/2018	8
	8/8/2018	8/16/2018	8
	8/20/2018	8/28/2018	8
	8/21/2018	8/29/2018	8
	8/22/2018	8/30/2018	8
	8/23/2018	8/31/2018	8
	8/24/2018	9/3/2018	10
	9/17/2018	9/25/2018	8
	9/18/2018	9/26/2018	8
	9/19/2018	9/27/2018	8
	9/20/2018	9/28/2018	8
	9/21/2018	10/1/2018	10
	12/3/2018	12/11/2018	8
	12/4/2018	12/12/2018	8
	12/5/2018	12/13/2018	8
	12/6/2018	12/14/2018	8
	12/7/2018	12/18/2018	11
	12/11/2018	12/19/2018	8
	12/12/2018	12/20/2018	8
	12/13/2018	12/21/2018	8
	12/14/2018	12/24/2018	10
	12/18/2018	12/27/2018	9
	12/19/2018	12/28/2018	9
	12/20/2018	12/31/2018	11
	12/21/2018	1/1/2019	11
	12/24/2018	1/2/2019	9
Qatar	8/15/2018	8/23/2018	8
	8/16/2018	8/24/2018	8
	8/17/2018	8/27/2018	10
South Africa	3/14/2018	3/22/2018	8
	3/15/2018	3/23/2018	8
	3/16/2018	3/26/2018	10
	3/19/2018	3/27/2018	8
	3/20/2018	3/28/2018	8
	3/23/2018	4/3/2018	11
	3/26/2018	4/4/2018	9
	3/27/2018	4/5/2018	9
	3/28/2018	4/6/2018	9
	3/29/2018	4/9/2018	11
	4/20/2018	4/30/2018	10
	4/23/2018	5/2/2018	9
	4/24/2018	5/3/2018	9
	4/25/2018	5/4/2018	9
	4/26/2018	5/7/2018	11
	4/30/2018	5/8/2018	8
	8/2/2018	8/10/2018	8
	8/3/2018	8/13/2018	10
	8/6/2018	8/14/2018	8
	8/7/2018	8/15/2018	8
	8/8/2018	8/16/2018	8

Country	Trade Date	Settlement Date	Number of Days to Settle
	9/17/2018	9/25/2018	8
	9/18/2018	9/26/2018	8
	9/19/2018	9/27/2018	8
	9/20/2018	9/28/2018	8
	9/21/2018	10/1/2018	10
	12/10/2018	12/18/2018	8
	12/11/2018	12/19/2018	8
	12/12/2018	12/20/2018	8
	12/13/2018	12/21/2018	8
	12/14/2018	12/24/2018	10
	12/18/2018	12/27/2018	9
	12/19/2018	12/28/2018	9
	12/20/2018	12/31/2018	11
	12/21/2018	1/1/2019	11
	12/24/2018	1/2/2019	9
Swaziland	2/2/2018	2/10/2018	8
	2/3/2018	2/11/2018	8
	2/4/2018	2/12/2018	8
	3/23/2018	4/3/2018	11
	3/26/2018	4/4/2018	9
	3/27/2018	4/5/2018	9
	3/28/2018	4/6/2018	9
	3/29/2018	4/9/2018	11
	4/12/2018	4/20/2018	8
	4/13/2018	4/23/2018	10
	4/16/2018	4/24/2018	8
	4/17/2018	4/25/2018	8
	4/18/2018	4/28/2018	10
	4/20/2018	4/30/2018	10
	4/23/2018	5/2/2018	9
	4/24/2018	5/3/2018	9
	4/26/2018	5/4/2018	8
	4/27/2018	5/7/2018	10
	4/30/2018	5/8/2018	8
	5/3/2018	5/11/2018	8
	5/4/2018	5/14/2018	10
	5/7/2018	5/15/2018	8
	5/8/2018	5/16/2018	8
	5/9/2018	5/17/2018	8
	7/16/2018	7/24/2018	8
	7/17/2018	7/25/2018	8
	7/18/2018	7/26/2018	8
	7/19/2018	7/27/2018	8
	7/20/2018	7/30/2018	10
	8/20/2018	8/28/2018	8
	8/21/2018	8/29/2018	8
	8/22/2018	8/30/2018	8
	8/23/2018	8/31/2018	8
	8/24/2018	9/3/2018	10
	8/30/2018	9/7/2018	8
	8/31/2018	9/10/2018	10
	9/3/2018	9/11/2018	8
	9/4/2018	9/12/2018	8

Country	Trade Date	Settlement Date	Number of Days to Settle
	9/5/2018	9/13/2018	8
	12/18/2018	12/27/2018	9
	12/19/2018	12/28/2018	9
	12/20/2018	12/31/2018	11
	12/21/2018	1/1/2019	11
	12/24/2018	1/2/2019	9
Turkey	8/17/2018	8/27/2018	10
	8/20/2018	8/28/2018	8
Ukraine	4/25/2018	5/3/2018	8
	4/26/2018	5/4/2018	8
	4/27/2018	5/7/2018	10
Vietnam	2/9/2018	2/21/2018	12
	2/12/2018	2/22/2018	10
	2/13/2018	2/23/2018	10
Zimbabwe	2/14/2018	2/22/2018	8
	2/15/2018	2/23/2018	8
	2/16/2018	2/26/2018	10
	2/19/2018	2/27/2018	8
	2/20/2018	2/28/2018	8
	3/23/2018	4/3/2018	11
	3/26/2018	4/4/2018	9
	3/27/2018	4/5/2018	9
	3/28/2018	4/6/2018	9
	3/29/2018	4/9/2018	11
	4/11/2018	4/19/2018	8
	4/12/2018	4/20/2018	8
	4/13/2018	4/23/2018	10
	4/16/2018	4/24/2018	8
	4/17/2018	4/25/2018	8
	4/24/2018	5/2/2018	8
	4/25/2018	5/3/2018	8
	4/26/2018	5/4/2018	8
	4/27/2018	5/7/2018	10
	4/30/2018	5/10/2018	10
	5/18/2018	5/28/2018	10
	5/21/2018	5/29/2018	8
	5/22/2018	5/30/2018	8
	5/23/2018	5/31/2018	8
	5/24/2018	6/1/2018	8
	7/6/2018	7/15/2018	9
	7/7/2018	7/16/2018	9
	7/8/2018	7/17/2018	9
	7/9/2018	7/20/2018	11
	7/10/2018	7/21/2018	11
	12/18/2018	12/27/2018	9
	12/19/2018	12/28/2018	9
	12/20/2018	12/31/2018	11
	12/21/2018	1/1/2019	11
	12/24/2018	1/2/2019	9

*

These worst-case redemption cycles are based on information regarding regular holidays, which may be out of date. The proclamation of new holidays, the treatment by market participants of certain days as “informal holidays” (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays or changes in local securities delivery practices could affect the information set forth herein at some time in the future. Based on changes in holidays, longer (worse) redemption cycles are possible.

INVESCO EXCHANGE-TRADED FUND TRUST

PART C. OTHER INFORMATION

Item 28. Exhibits.

(a)	Amended and Restated Declaration of Trust of the Registrant dated April 7, 2003. (1)

(b)	Amended and Restated By-laws of the Registrant. (6)

(c)	Not applicable.

(d)	1.	(a)	Amended and Restated Investment Advisory Agreement between the Registrant and Invesco PowerShares Capital Management LLC, for non-unitary fee Funds. (9)

		(b)	Schedule A (as of June 4, 2018) to Amended and Restated Investment Advisory Agreement between the Registrant and Invesco Capital Management LLC, for non-unitary fee Funds. (*)

	2.	(a)	Amended and Restated Investment Advisory Agreement between the Registrant and Invesco PowerShares Capital Management LLC, for unitary fee Funds. (9)

		(b)	Schedule A (as of June 4, 2018) to Amended and Restated Investment Advisory Agreement between the Registrant and Invesco Capital Management LLC, for unitary fee Funds. (*)

	3.	(a)	Amended and Restated Excess Expense Agreement between the Registrant and Invesco PowerShares Capital Management LLC. (9)

		(b)	Form of Schedule A (as of August 20, 2018) to Amended and Restated Excess Expense Agreement between the Registrant and Invesco Capital Management LLC. (*)

	4.	Management Services Agreement between the Registrant and Invesco PowerShares Capital Management LLC. (4)

	5.	(a)	Amended and Restated Memorandum of Agreement between the Registrant and Invesco PowerShares Capital Management LLC. (9)

		(b)	Exhibit A Schedule of Funds (as of June 14, 2018) to Amended and Restated Memorandum of Agreement between the Registrant and Invesco Capital Management LLC. (*)

	6.	Form of Management Fee Waiver Agreement with Schedule A (as of August 20, 2018). (*)

(e)	1.	(a)	Amended and Restated Master Distribution Agreement between the Registrant and Invesco Distributors, Inc. (9)

		(b)	Schedule A (as of June 4, 2018) to Amended and Restated Master Distribution Agreement between the Registrant and Invesco Distributors, Inc. (*)

(f)	Not applicable.

(g)	1.	(a)	Amended and Restated Custody Agreement between Registrant and The Bank of New York. (8)

		(b)	Schedule I (as of June 14, 2018) to Amended and Restated Schedule of Series to Custody Agreement between Registrant and The Bank of New York. (*)

	2.	Foreign Custody Manager Agreement between Registrant and The Bank of New York. (6)

(h)	1.	(a)	Amended and Restated Fund Administration and Accounting Agreement between Registrant and The Bank of New York. (9)

		(b)	Amendment to Exhibit A Schedule of Series (as of June 4, 2018) to Amended and Restated Fund Administration and Accounting Agreement between Registrant and The Bank of New York. (*)

	2.	(a)	Amended and Restated Transfer Agency and Service Agreement between Registrant and The Bank of New York. (8)

		(b)	Schedule D (as of June 14, 2018) to Amended and Restated Schedule of Series to Transfer Agency and Service Agreement between Registrant and The Bank of New York. (*)

	3.	Form of Participant Agreement between Invesco Distributors, Inc., the Bank of New York and Participant. (7)

	4.	Form of Sublicensing Agreement between the Registrant and Invesco PowerShares Capital Management LLC. (5)

(i)	Consent of Counsel. (*)

(j)	1.	Consent of PricewaterhouseCoopers LLP. (*)

	2.	Consent of Ernst & Young LLP. (*)

(k)	Not applicable.

(l)	Not applicable.

(m)	Not applicable.

(n)	Not applicable.

(o)	Not applicable.

(p)	1.	Code of Ethics of the Registrant. (5)

	2.	Code of Ethics of Invesco Advisers, Inc. and Invesco Distributors, Inc. (7)

	3.	Code of Ethics of Invesco PowerShares Capital Management LLC. (7)

(q)	1.	Powers of Attorney for Messrs. Carome, Bagge, Barre, Kole, Nussbaum and Wilson. (2)

	2.	Powers of Attorney for Messrs. Lim and Wicker. (3)

(1)	Incorporated by reference to the Trust’s Registration Statement on Form N-1A, filed April 16, 2003.

(2)	Incorporated by reference to Post-Effective Amendment No. 239 to the Trust’s Registration Statement on Form N-1A, filed on August 29, 2011.

(3)	Incorporated by reference to Post-Effective Amendment No. 243 to the Trust’s Registration Statement on Form N-1A, filed on August 28, 2013.

(4)	Incorporated by reference to Post-Effective Amendment No. 246 to the Trust’s Registration Statement on Form N-1A, filed on February 18, 2014.

(5)	Incorporated by reference to Post-Effective Amendment No. 611 of the Registration Statement of PowerShares Exchange-Traded Fund Trust II on Form N-1A, filed on June 16, 2017.

(6)	Incorporated by reference to Post-Effective Amendment No. 260 to the Trust’s Registration Statement on Form N-1A, filed on August 25, 2017.

(7)	Incorporated by reference to Post-Effective Amendment No. 660 to the PowerShares Exchange-Traded Fund Trust II Registration Statement on Form N-1A, filed on February 27, 2018.

(8)	Incorporated by reference to Pre-Effective Amendment No. 1 to the PowerShares Exchange-Traded Self-Indexed Fund Trust’s Registration Statement on Form N-1A, filed on March 30, 2018.

(9)	Incorporated by reference to Post-Effective Amendment No. 267 of the PowerShares Exchange-Traded Fund Trust Registration Statement on Form N-1A, filed on April 5, 2018.

(*)	Filed herewith.

Item 29. Persons Controlled by or Under Common Control with the Funds.

None.

Item 30. Indemnification.

Reference is made to Article Twelve of the Registrant’s Declaration of Trust, which is incorporated by reference herein:

The Registrant (also, the “Trust”) is organized as a Massachusetts business trust and is operated pursuant to an Amended and Restated Declaration of Trust, dated April 7, 2003 (the “Declaration of Trust”), that permits the Registrant to indemnify every person who is, or has been, a Trustee, officer, employee or agent of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (hereinafter referred to as a “Covered Person”), shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him in settlement thereof. This indemnification is subject to the following conditions:

No indemnification shall be provided hereunder to a Covered Person:

i.

For any liability to the Trust or its Shareholders by reason of a final adjudication by the court or other body before which the proceeding was brought that the Covered Person engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

ii.

With respect to any matter as to which the Covered Person shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his or her action was in the best interests of the Trust; or

iii.

In the event of a settlement or other disposition not involving a final adjudication (as provided in paragraph (a) or (b) of this Section 12.4(c)) and resulting in a payment by a Covered Person, unless there has been either a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office by the court or other body approving the settlement or other disposition, or a reasonable determination, based on a review of readily available facts (as opposed to a full trial-type inquiry), that he or she did not engage in such conduct, such determination being made by: (i) a vote of a majority of the Disinterested Trustees (as such term is defined in Section 12.4) acting on the matter (provided that a majority of Disinterested Trustees then in office act on the matter); or (ii) a written opinion of independent legal counsel.

The rights of indemnification under the Declaration of Trust may be insured against by policies maintained by the Trust, and shall be several, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person, and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained in the Declaration of Trust shall affect any rights to indemnification to which Trust personnel other than Covered Persons may be entitled by contract or otherwise under law.

Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under Section 12.4 of the Declaration of Trust shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he or she is not entitled to indemnification under Section 12.4 of the Declaration of Trust, provided that either:

i.	Such undertaking is secured by a surety bond or some other appropriate security or the Trust shall be insured against losses arising out of any such advances; or

ii.

A majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or independent legal counsel in a written opinion shall determine, based upon a review of the readily available facts (as opposed to the facts available upon a full trial), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

As used in Section 12.4 of the Declaration of Trust, the following words shall have the meanings set forth below:

i.

A “Disinterested Trustee” is one (i) who is not an Interested Person of the Trust (including anyone, as such Disinterested Trustee, who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), and (ii) against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending;

ii.

“Claim,” “action,” “suit” or “proceeding” shall apply to all claims, actions, suits, proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and “Liability” and “expenses” shall include without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

Item 31. Business and Other Connections of the Investment Adviser.

Reference is made to the caption “Management of the Funds” in the Prospectus constituting Part A, which is incorporated by reference to this Registration Statement and “Management” in the Statement of Additional Information constituting Part B, which is incorporated by reference to this Registration Statement.

The information as to the directors and executive officers of Invesco Capital Management LLC is set forth in Invesco Capital Management LLC’s Form ADV, filed with the Securities and Exchange Commission, on July 27, 2018 (and as amended through the date hereof) is, incorporated herein by reference.

Item 32. Principal Underwriters.

(a) The sole principal underwriter for the Registrant is Invesco Distributors, Inc., which acts as distributor for the Registrant and the following other funds:

AIM Counselor Series Trust (Invesco Counselor Series Trust)

AIM Equity Funds (Invesco Equity Funds)

AIM Funds Group (Invesco Funds Group)

AIM Growth Series (Invesco Growth Series)

AIM International Mutual Funds (Invesco International Mutual Funds)

AIM Investment Funds (Invesco Investment Funds)

AIM Investment Securities Funds (Invesco Investment Securities Funds)

AIM Sector Funds (Invesco Sector Funds)

AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco Management Trust

Invesco Senior Loan Fund

Short-Term Investments Trust

Invesco Actively Managed Exchange-Traded Fund Trust

Invesco Actively Managed Exchange-Traded Commodity Fund Trust

Invesco Exchange-Traded Fund Trust II

Invesco India Exchange-Traded Fund Trust

Invesco Exchange-Traded Self-Indexed Fund Trust

**	Please note that Invesco Exchange-Traded Fund Trust is also distributed by Invesco Distributors, Inc., but is not included in this list because it is the registrant filing the N-1A.

(b)	The following are the Officers and Management of Invesco Distributors, Inc., the Registrant’s underwriter.

NAME AND PRINCIPAL BUSINESS ADDRESS*	POSITIONS AND OFFICES WITH REGISTRANT	POSITIONS AND OFFICES WITH UNDERWRITER
Peter S. Gallagher	None	Director & President
Eric P. Johnson	None	Executive Vice President
Ben Utt	None	Executive Vice President
Daniel E. Draper	Principal Executive Officer & President	Senior Vice President
Eliot Honaker	None	Senior Vice President
Miranda O’Keefe	None	Senior Vice President & Chief Compliance Officer
Gary K. Wendler	None	Senior Vice President, Director of Marketing Research & Analysis
Jeffrey H. Kupor	Chief Legal Officer	Senior Vice President & Secretary
John M. Zerr	None	Senior Vice President
Annette Lege	None	Treasurer
Mark Gregson	None	Chief Financial Officer
Crissie Wisdom	Anti-Money Laundering Compliance Officer	Anti-Money Laundering Compliance Officer

*	The principal business address for all directors and executive officers is Invesco Distributors, Inc., 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173.

Item 33. Location of Accounts and Records.

The books, accounts and other documents required by Section 31(a) under the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained in the physical possession at the offices, as applicable, of (1) the Registrant, (2) the Registrant’s investment adviser and (3) the Registrant’s custodian and administrator.

1.	Invesco Exchange-Traded Fund Trust

3500 Lacey Road, Suite 700

Downers Grove, Illinois 60515

2.	Invesco Capital Management LLC

3500 Lacey Road, Suite 700

Downers Grove, Illinois 60515

3.	The Bank of New York

101 Barclay Street

New York, New York 10286

Item 34. Management Services.

Not applicable.

Item 35. Undertakings.

None

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Downers Grove and State of Illinois, on the 27th day of August, 2018.

Invesco Exchange-Traded Fund Trust

By:	/s/ Daniel E. Draper
Title:	Daniel E. Draper, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities indicated on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Daniel E. Draper	President	August 27, 2018
Daniel E. Draper

/s/ Steven Hill	Treasurer	August 27, 2018
Steven Hill

/s/ Anna Paglia	Secretary	August 27, 2018
Anna Paglia

* /s/ Kevin M. Carome	Trustee	August 27, 2018
Kevin M. Carome

* /s/ Ronn R. Bagge	Trustee	August 27, 2018
Ronn R. Bagge

* /s/ Todd J. Barre	Trustee	August 27, 2018
Todd J. Barre

* /s/ Marc M. Kole	Trustee	August 27, 2018
Marc M. Kole

* /s/ Yung Bong Lim	Trustee	August 27, 2018
Yung Bong Lim

* /s/ Philip M. Nussbaum	Trustee	August 27, 2018
Philip M. Nussbaum

*/s/ Gary R. Wicker	Trustee	August 27, 2018
Gary R. Wicker

* /s/ Donald H. Wilson	Chairman and Trustee	August 27, 2018
Donald H. Wilson

* By: /s/ Anna Paglia		August 27, 2018
Anna Paglia Attorney-In-Fact

*	Anna Paglia signs this registration statement pursuant to powers of attorney with Post-Effective Amendments No. 239 and 243, which are incorporated by reference herein.

EXHIBIT LIST

(d)(1)(b)	Schedule A (as of June 4, 2018) to Amended and Restated Investment Advisory Agreement between the Registrant and Invesco Capital Management LLC, for non-unitary fee Funds.

(d)(2)(b)	Schedule A (as of June 4, 2018) to Amended and Restated Investment Advisory Agreement between the Registrant and Invesco Capital Management LLC, for unitary fee Funds.

(d)(3)(b)	Form of Schedule A (as of August 20, 2018) to Amended and Restated Excess Expense Agreement between the Registrant and Invesco Capital Management LLC.

(d)(5)(b)	Exhibit A Schedule of Funds (as of June 14, 2018) to Amended and Restated Memorandum of Agreement between the Registrant and Invesco Capital Management LLC.

(d)(6)	Form of Management Fee Waiver Agreement with Schedule A (as of August 20, 2018).

(e)(1)(b)	Schedule A (as of June 4, 2018) to Amended and Restated Master Distribution Agreement between the Registrant and Invesco Distributors, Inc.

(g)(1)(b)	Schedule I (as of June 14, 2018) to Amended and Restated Schedule of Series to Custody Agreement between Registrant and The Bank of New York.

(h)(1)(b)	Amendment to Exhibit A Schedule of Series (as of June 4, 2018) to Amended and Restated Fund Administration and Accounting Agreement between Registrant and The Bank of New York.

(h)(2)(b)	Schedule D (as of June 14, 2018) to Amended and Restated Schedule of Series to Transfer Agency and Service Agreement between Registrant and The Bank of New York.

(i)	Consent of Counsel.

(j)(1)	Consent of PricewaterhouseCoopers LLP.

(j)(2)	Consent of Ernst & Young LLP.